UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1. Reports to Stockholders.

MassMutual
Premier Funds

Semi-annual Report

April 30, 2008

| insure | invest | retire |

Retirement Services

Table of Contents

Letter to Shareholders	1

Portfolio Summary	3

Portfolio of Investments

MassMutual Premier Money Market Fund	20

MassMutual Premier Short-Duration Bond Fund	22

MassMutual Premier Inflation-Protected Bond Fund	29

MassMutual Premier Core Bond Fund	30

MassMutual Premier Diversified Bond Fund	41

MassMutual Premier Strategic Income Fund	51

MassMutual Premier High Yield Fund	69

MassMutual Premier International Bond Fund	72

MassMutual Premier Balanced Fund	73

MassMutual Premier Value Fund	84

MassMutual Premier Core Value Equity Fund	85

MassMutual Premier Enhanced Index Value Fund	90

MassMutual Premier Enhanced Index Core Equity Fund	95

MassMutual Premier Main Street Fund	100

MassMutual Premier Capital Appreciation Fund	105

MassMutual Premier Core Growth Fund	107

MassMutual Premier Enhanced Index Growth Fund	109

MassMutual Premier Discovery Value Fund	115

MassMutual Premier Small Capitalization Value Fund	117

MassMutual Premier Main Street Small Cap Fund	119

MassMutual Premier Small Company Opportunities Fund	130

MassMutual Premier Global Fund	141

MassMutual Premier International Equity Fund	143

MassMutual Premier Focused International Fund	146

Statement of Assets and Liabilities	148

Statement of Operations	160

Statement of Changes in Net Assets	166

Financial Highlights	178

Notes to Financial Statements	242

Other Information (Unaudited)	318

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks, charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[This page is intentionally left blank.]

MassMutual Premier Funds – Letter to Shareholders

To Our Shareholders

April 30, 2008

Eric Wietsma

"MassMutual's view is that most investors are best served by resisting the temptation to invest by attempting to predict the market's movements. As always, we believe it is important for investors to stay diversified, keep a long-term focus and maintain a financial plan that is in line with their retirement goals, needs and risk tolerance."

Welcome to the MassMutual Premier Funds Semi-annual Report covering the six months ended April 30, 2008. We have made some changes to this report by eliminating some components of the six-month portfolio manager report sections as part of our overall effort to streamline and improve the efficiency of our reporting. We will continue to publish the 12-month portfolio manager reports with fund-specific discussions as well as corresponding performance charts and tables in the MassMutual Premier Funds Annual Report, which is published annually after October 31 (the MassMutual Premier Funds' fiscal year-end).

Bonds Up, Stocks Down in a Volatile and News-Filled Period

For the six months ended April 30, 2008, most broad-based fixed-income (bond) indexes outperformed equity (stock) indexes of all varieties in an environment characterized by substantial market volatility. The specter of an economic recession, the subprime mortgage crisis, the dollar's continued weakness, the depressed U.S. housing market and higher oil prices all figured prominently in a period that kept investors off-balance. However, a number of bold interventions by the Federal Reserve Board ("Fed") – including engineering the sale of investment bank Bear Stearns to JPMorgan Chase and multiple reductions of key target short-term interest rates – helped stabilize share prices toward the end of the period and gave rise to hopes that the worst of the market's decline might be over. Indeed, April saw stock prices substantially rebound into positive territory for the month on fairly strong corporate earnings and investor hopes that the worst of the credit crisis might be over; but it was not enough to reverse equity declines for the overall six month period.

Among widely followed benchmarks, the Dow Jones Industrial AverageSM, a measure of the market's blue chips, returned -7.97% during the six-month period, while the broad-based S&P 500® Index, a widely followed large-cap benchmark, returned -9.64%. The technology-focused NASDAQ Composite® Index ("NASDAQ") was a notable laggard with its -15.61% return. Also losing substantial ground was the Russell 2000® Index, comprising small-cap stocks, which returned -12.92%. Foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, which tracks foreign developed markets, finished the six months at -9.21%.*

Most sectors of the bond market provided an oasis of positive returns during the period, as prices rose and yields declined, especially for higher-quality securities. Short-maturity yields, which are driven more by the Fed's interest rate policy, experienced particularly sharp drops. Longer-term yields declined as well, as the awareness of a serious economic slowdown trumped rising inflationary pressures that resulted from record energy prices, among other factors. Higher-quality bonds lost some ground in April, as investors showed a renewed appetite for stocks and lower-quality, higher-yielding fixed-income securities. Despite declining late in the game, the Lehman Brothers® Aggregate Bond Index turned in a 4.08% gain for the six-month period.*

Fed Rate Cuts and Government Action Encourage Investors

As the period began in November, investors were still fretting over many of the same factors that had increased market volatility in the previous months, including a slowing economy and the expanding subprime mortgage crisis that negatively impacted the fortunes of some of Wall Street's largest and strongest blue-chip financial companies and further weakened the U.S. housing market. The Fed had begun a campaign of reducing interest rates in late third-quarter 2007 and continued to do so in the six months from November 2007 through April 2008, cutting the federal funds rate on five separate

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – Letter to Shareholders (Continued)

occasions for a total of 2.5% and cutting the discount rate by a total of 2.75% in an effort to prop up the sagging equity market, avoid a recession and inject liquidity into the economy. Of particular note was an unscheduled January 22, 2008 0.75% reduction in both the federal funds and discount rates that appeared to be in direct response to a difficult early to mid-January stock environment. The federal funds rate is the interest rate that financial institutions charge each other for borrowing funds overnight. The discount rate is the interest rate that regional Fed banks charge financial institutions when they borrow funds on a short-term basis.

Reducing interest rates was only one facet of the Fed's wide-ranging response to the volatile market environment. In a major departure from previous Fed policy, the central bank announced that it was permitting investment banks to borrow directly from its "discount window," a privilege formerly reserved only for commercial banks. Perhaps the Fed's most notable move during the first period was its involvement in the takeover of Bear Stearns, the nation's fifth-largest investment bank, by JPMorgan Chase. In the amended form of the buyout agreement, the Federal Reserve Bank of New York agreed to cover up to $29 billion in losses if Bear Stearns's assets lose value, with JPMorgan Chase covering the first $1 billion. According to a Fed press release, these actions were taken "to bolster market liquidity and promote orderly market functioning."

The Fed was not alone in fighting the credit crisis, of course. The Office of Federal Housing Enterprise Oversight loosened the capital restraints on government-sponsored mortgage-finance companies Fannie Mae and Freddie Mac, allowing them wider latitude in buying mortgage-backed securities. In February, President Bush signed into law the Economic Stimulus Act of 2008, providing $170 billion in tax rebates intended to boost consumer spending. Those rebates were scheduled for disbursement beginning in May. Additionally, Treasury Secretary Henry Paulson unveiled a plan in late March to revamp the federal government's oversight of the U.S. financial markets with an eye toward enabling regulators to respond more proactively to developing crises.

Outlook

Many investors want to believe the worst is over and have been encouraged by the Fed's action and news about proposed changes in financial system regulation, but clouds still loom on the economic horizon. Indeed, rate cuts may stimulate economic growth and drive positive market performance, but may also increase the risk of inflation. In any market environment, MassMutual's view is that most investors are best served by resisting the temptation to invest by attempting to predict the market's movements. As always, we believe it is important for investors to stay diversified, keep a long-term focus and maintain a financial plan that is in line with their retirement goals, needs and risk tolerance.

Eric Wietsma
President

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 5/1/08 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Money Market Fund

Asset Allocation

(% of Net Assets) on 4/30/08

Commercial Paper	87.7%
U.S. Treasury Bills	13.1%
Discount Notes	0.5%
Time Deposits	0.0%
Total Investments	101.3%
Other Assets and Liabilities	(1.3)%
100.0%

MassMutual Premier

Short-Duration Bond Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	43.8%
Aa/AA	2.8%
A/A	5.4%
Baa/BBB	9.4%
Ba/BB	2.4%
B and Below	0.4%
Equities	0.1%
Total Long-Term Investments	64.3%
Short-Term Investments and Other Assets and Liabilities	35.7%
100.0%

MassMutual Premier

Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	98.6%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
100.0%

MassMutual Premier

Core Bond Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	63.4%
Aa/AA	3.9%
A/A	9.8%
Baa/BBB	15.9%
Ba/BB	4.4%
B and Below	0.2%
Equities	0.1%
Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%
100.0%

MassMutual Premier

Diversified Bond Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	62.5%
Aa/AA	4.8%
A/A	10.1%
Baa/BBB	14.1%
Ba/BB	3.3%
B and Below	3.6%
Equities	0.2%
Options	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
100.0%

MassMutual Premier

Strategic Income Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	45.7%
Aa/AA	2.9%
A/A	3.2%
Baa/BBB	4.8%
Ba/BB	9.1%
B and Below	4.8%
Not Rated	19.4%
Equities	1.1%
Options	0.0%
Total Long-Term Investments	91.0%
Short-Term Investments and Other Assets and Liabilities	9.0%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

High Yield Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	0.7%
Baa/BBB	4.1%
Ba/BB	24.4%
B and Below	68.0%
Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
100.0%

MassMutual Premier

International Bond Fund

Quality Structure

(% of Net Assets) on 4/30/08

U.S. Governments, Aaa/AAA	11.0%
Aa/AA	35.2%
A/A	44.6%
Baa/BBB	5.3%
Ba/BB	2.2%
B and Below	0.6%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
100.0%

MassMutual Premier

Balanced Fund

Asset Allocation

(% of Net Assets) on 04/30/08

Equities	62.1%
Bonds & Notes	29.6%
Mutual Funds	3.7%
Rights	0.0%
Total Long-Term Investments	95.4%
Short Term Investments and Other Assets and Liabilities	4.6%
100.0%

MassMutual Premier

Balanced Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.5%
Johnson & Johnson	1.4%
AT&T, Inc.	1.3%
General Electric Co.	1.2%
International Business Machines Corp.	1.2%
The Procter & Gamble Co.	1.1%
ConocoPhillips	1.0%
Hewlett-Packard Co.	1.0%
Chevron Corp.	1.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier Value Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

The Goldman Sachs Group, Inc.	5.7%
Exxon Mobil Corp.	5.4%
Credit Suisse Group Sponsored ADR (Switzerland)	5.2%
Navistar International Corp.	4.5%
Siemens AG	4.4%
Exelon Corp.	4.3%
FirstEnergy Corp.	4.1%
Johnson & Johnson	3.8%
AT&T, Inc.	3.6%
Lam Research Corp.	3.2%

MassMutual Premier Value Fund

Industry Table

(% of Net Assets) on 04/30/08

Diversified Financial	19.0%
Oil & Gas	11.5%
Electric	8.4%
Semiconductors	7.6%
Chemicals	6.3%
Media	4.6%
Telecommunications	4.5%
Auto Manufacturers	4.5%
Manufacturing	4.4%
Agriculture	4.1%
Health Care — Products	3.8%
Insurance	2.9%
Oil & Gas Services	2.1%
Iron & Steel	2.1%
Computers	2.0%
Foods	1.9%
Trucking & Leasing	1.3%
Pharmaceuticals	1.1%
Entertainment	1.1%
Health Care — Services	1.0%
Machinery — Diversified	1.0%
Total Long-Term Investments	95.2%
Short Term Investments and Other Assets and Liabilities	4.8%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Core Value Equity Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Exxon Mobil Corp.	5.9%
AT&T, Inc.	3.7%
The Goldman Sachs Group, Inc.	3.3%
Credit Suisse Group Sponsored ADR (Switzerland)	2.9%
Johnson & Johnson	2.8%
Siemens AG	2.5%
Exelon Corp.	2.5%
Navistar International Corp.	2.4%
FirstEnergy Corp.	2.3%
Philip Morris International, Inc.	2.2%

MassMutual Premier Core Value Equity Fund

Industry Table

(% of Net Assets) on 04/30/08

Oil & Gas	14.1%
Diversified Financial	14.1%
Electric	6.0%
Insurance	5.6%
Telecommunications	5.5%
Manufacturing	5.4%
Semiconductors	4.5%
Chemicals	4.5%
Media	3.9%
Banks	3.3%
Agriculture	3.1%
Health Care — Products	2.9%
Auto Manufacturers	2.7%
Pharmaceuticals	2.6%
Foods	1.9%
Computers	1.8%
Retail	1.3%
Iron & Steel	1.3%
Oil & Gas Services	1.2%
Aerospace & Defense	0.9%
Cosmetics & Personal Care	0.7%
Health Care — Services	0.7%
Trucking & Leasing	0.7%

Machinery — Diversified	0.7%
Entertainment	0.6%
Electronics	0.6%
Beverages	0.4%
Mining	0.4%
Real Estate Investment Trusts (REITS)	0.4%
Packaging & Containers	0.3%
Transportation	0.2%
Automotive & Parts	0.2%
Distribution & Wholesale	0.2%
Gas	0.2%
Pipelines	0.2%
Environmental Controls	0.2%
Home Builders	0.2%
Machinery — Construction & Mining	0.1%
Forest Products & Paper	0.1%
Biotechnology	0.1%
Internet	0.1%
Savings & Loans	0.1%
Airlines	0.1%
Commercial Services	0.1%

Office Equipment/Supplies	0.1%
Leisure Time	0.1%
Household Products	0.1%
Investment Companies	0.1%
Hand & Machine Tools	0.1%
Electrical Components & Equipment	0.0%
Engineering & Construction	0.0%
Apparel	0.0%
Building Materials	0.0%
Holding Company — Diversified	0.0%
Textiles	0.0%
Home Furnishing	0.0%
Software	0.0%
Toys, Games & Hobbies	0.0%
Office Furnishings	0.0%
Lodging	0.0%
Total Long-Term Investments	94.7%
Short Term Investments and Other Assets and Liabilities	5.3%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Enhanced Index Value Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Exxon Mobil Corp.	6.6%
General Electric Co.	3.8%
AT&T, Inc.	3.7%
Chevron Corp.	3.2%
ConocoPhillips	2.8%
JP Morgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Pfizer, Inc.	2.0%
The Procter & Gamble Co.	2.0%
Johnson & Johnson	2.0%

MassMutual Premier Enhanced Index Value Fund

Industry Table

(% of Net Assets) on 04/30/08

Oil & Gas	19.0%
Banks	9.4%
Insurance	8.1%
Diversified Financial	6.8%
Manufacturing	6.4%
Telecommunications	6.0%
Electric	4.9%
Retail	3.1%
Pharmaceuticals	2.9%
Media	2.9%
Aerospace & Defense	2.6%
Health Care — Products	2.3%
Chemicals	2.3%
Real Estate Investment Trusts (REITS)	2.1%
Cosmetics & Personal Care	2.0%
Computers	1.7%
Foods	1.4%
Agriculture	1.4%
Electronics	1.2%
Beverages	1.2%
Transportation	1.1%
Pipelines	0.8%

Machinery — Diversified	0.8%
Mining	0.8%
Iron & Steel	0.8%
Biotechnology	0.6%
Forest Products & Paper	0.6%
Gas	0.5%
Health Care — Services	0.5%
Home Builders	0.4%
Internet	0.4%
Automotive & Parts	0.4%
Savings & Loans	0.4%
Office Equipment/Supplies	0.4%
Household Products	0.3%
Semiconductors	0.3%
Packaging & Containers	0.3%
Environmental Controls	0.3%
Investment Companies	0.2%
Electrical Components & Equipment	0.2%
Commercial Services	0.2%
Building Materials	0.2%
Apparel	0.2%
Auto Manufacturers	0.2%

Hand & Machine Tools	0.2%
Leisure Time	0.2%
Airlines	0.2%
Engineering & Construction	0.2%
Distribution & Wholesale	0.2%
Software	0.1%
Textiles	0.1%
Holding Company — Diversified	0.1%
Entertainment	0.1%
Home Furnishing	0.1%
Toys, Games & Hobbies	0.1%
Office Furnishings	0.0%
Oil & Gas Services	0.0%
Lodging	0.0%
Trucking & Leasing	0.0%
Housewares	0.0%
Total Long-Term Investments	100.2%
Short Term Investments and Other Assets and Liabilities	(0.2)%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Enhanced Index Core Equity Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Exxon Mobil Corp.	4.0%
Microsoft Corp.	2.3%
Johnson & Johnson	2.2%
AT&T, Inc.	2.1%
General Electric Co.	1.9%
International Business Machines Corp.	1.9%
Philip Morris International, Inc.	1.8%
The Procter & Gamble Co.	1.8%
ConocoPhillips	1.6%
Hewlett-Packard Co.	1.5%

MassMutual Premier Enhanced Index Core Equity Fund

Industry Table

(% of Net Assets) on 04/30/08

Oil & Gas	11.7%
Insurance	6.2%
Computers	5.8%
Banks	5.6%
Manufacturing	4.8%
Pharmaceuticals	4.8%
Diversified Financial	4.7%
Telecommunications	4.3%
Retail	4.2%
Software	4.0%
Aerospace & Defense	3.6%
Semiconductors	3.5%
Health Care — Products	3.2%
Media	3.2%
Electric	2.8%
Agriculture	2.6%
Chemicals	2.3%
Cosmetics & Personal Care	2.0%
Transportation	2.0%
Beverages	1.7%
Oil & Gas Services	1.6%
Health Care — Services	1.3%

Internet	1.2%
Mining	1.2%
Electronics	1.0%
Biotechnology	1.0%
Commercial Services	0.8%
Foods	0.8%
Apparel	0.7%
Machinery — Construction & Mining	0.6%
Pipelines	0.5%
Machinery — Diversified	0.5%
Engineering & Construction	0.4%
Environmental Controls	0.4%
Iron & Steel	0.4%
Real Estate Investment Trusts (REITS)	0.4%
Household Products	0.4%
Electrical Components & Equipment	0.3%
Office Equipment/Supplies	0.3%
Forest Products & Paper	0.3%
Automotive & Parts	0.3%

Hand & Machine Tools	0.3%
Gas	0.2%
Advertising	0.2%
Savings & Loans	0.2%
Home Builders	0.2%
Auto Manufacturers	0.1%
Packaging & Containers	0.1%
Building Materials	0.1%
Investment Companies	0.1%
Lodging	0.1%
Home Furnishing	0.1%
Distribution & Wholesale	0.1%
Holding Company — Diversified	0.1%
Airlines	0.1%
Toys, Games & Hobbies	0.1%
Total Long-Term Investments	99.5%
Short Term Investments and Other Assets and Liabilities	0.5%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Main Street Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Exxon Mobil Corp.	5.2%
Chevron Corp.	2.7%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
General Electric Co.	2.3%
Hewlett-Packard Co.	2.2%
Google, Inc. Class A	2.1%
ConocoPhillips	2.1%
Schlumberger Ltd.	1.9%
Intel Corp.	1.9%

MassMutual Premier Main Street Fund

Industry Table

(% of Net Assets) on 04/30/08

Oil & Gas	19.5%
Insurance	7.3%
Computers	7.0%
Manufacturing	5.7%
Diversified Financial	5.2%
Semiconductors	5.1%
Telecommunications	5.0%
Banks	4.6%
Oil & Gas Services	4.4%
Software	3.9%
Retail	3.9%
Mining	2.6%
Internet	2.5%
Media	1.9%
Pharmaceuticals	1.9%
Iron & Steel	1.9%
Health Care — Services	1.7%
Chemicals	1.6%
Aerospace & Defense	1.4%
Cosmetics & Personal Care	1.3%
Machinery — Construction & Mining	1.3%
Health Care — Products	1.3%

Agriculture	1.2%
Beverages	1.2%
Commercial Services	0.8%
Foods	0.8%
Biotechnology	0.8%
Machinery — Diversified	0.7%
Transportation	0.4%
Environmental Controls	0.4%
Electronics	0.3%
Electrical Components & Equipment	0.3%
Home Builders	0.2%
Office Equipment/Supplies	0.2%
Auto Manufacturers	0.2%
Forest Products & Paper	0.2%
Airlines	0.2%
Electric	0.2%
Engineering & Construction	0.1%
Automotive & Parts	0.1%
Real Estate Investment Trusts (REITS)	0.1%
Building Materials	0.1%
Textiles	0.1%

Real Estate	0.0%
Apparel	0.0%
Distribution & Wholesale	0.0%
Office Furnishings	0.0%
Metal Fabricate & Hardware	0.0%
Entertainment	0.0%
Advertising	0.0%
Investment Companies	0.0%
Hand & Machine Tools	0.0%
Gas	0.0%
Household Products	0.0%
Packaging & Containers	0.0%
Leisure Time	0.0%
Water	0.0%
Toys, Games & Hobbies	0.0%
Miscellaneous	0.0%
Total Long-Term Investments	99.6%
Short Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Capital Appreciation Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Google, Inc. Class A	3.8%
Monsanto Co.	3.1%
Cisco Systems, Inc.	3.1%
Apple, Inc.	2.7%
Research In Motion Ltd.	2.5%
Occidental Petroleum Corp.	2.2%
Schlumberger Ltd.	2.1%
Praxair, Inc.	2.0%
Cadbury Schweppes PLC	2.0%
Nestle SA	2.0%

MassMutual Premier Capital Appreciation Fund

Industry Table

(% of Net Assets) on 04/30/08

Telecommunications	10.5%
Computers	10.2%
Diversified Financial	7.3%
Internet	6.2%
Pharmaceuticals	5.9%
Chemicals	5.7%
Oil & Gas	5.5%
Software	5.5%
Foods	5.0%
Retail	4.2%
Aerospace & Defense	4.2%
Oil & Gas Services	3.9%
Health Care — Products	3.3%
Semiconductors	2.6%
Commercial Services	2.5%
Engineering & Construction	2.4%
Lodging	2.0%
Media	1.6%
Electronics	1.5%
Health Care — Services	1.3%
Advertising	1.1%
Metal Fabricate & Hardware	1.1%
Insurance	1.1%
Biotechnology	1.0%
Real Estate	0.8%
Banks	0.7%
Distribution & Wholesale	0.5%
Airlines	0.4%
Transportation	0.2%
Total Long-Term Investments	98.2%
Short Term Investments and Other Assets and Liabilities	1.8%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Core Growth Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Google, Inc. Class A	4.0%
Monsanto Co.	3.1%
Cisco Systems, Inc.	3.0%
Apple, Inc.	2.7%
Research In Motion Ltd.	2.6%
Occidental Petroleum Corp.	2.2%
Schlumberger Ltd.	2.1%
Praxair, Inc.	2.0%
Cadbury Schweppes PLC	2.0%
Las Vegas Sands Corp.	2.0%

MassMutual Premier Core Growth Fund

Industry Table

(% of Net Assets) on 04/30/08

Telecommunications	10.5%
Computers	10.2%
Diversified Financial	7.3%
Internet	6.4%
Pharmaceuticals	6.0%
Chemicals	5.8%
Oil & Gas	5.5%
Software	5.4%
Foods	5.0%
Aerospace & Defense	4.3%
Retail	4.3%
Oil & Gas Services	3.9%
Health Care — Products	3.3%
Commercial Services	2.7%
Semiconductors	2.6%
Engineering & Construction	2.5%
Lodging	2.0%
Media	1.6%
Electronics	1.5%
Health Care — Services	1.3%
Advertising	1.1%
Metal Fabricate & Hardware	1.1%
Insurance	1.1%
Biotechnology	1.0%
Real Estate	0.8%
Banks	0.7%
Distribution & Wholesale	0.5%
Airlines	0.4%
Transportation	0.3%
Total Long-Term Investments	99.1%
Short Term Investments and Other Assets and Liabilities	0.9%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Enhanced Index Growth Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Microsoft Corp.	3.8%
International Business Machines Corp.	2.4%
Apple, Inc.	2.4%
Hewlett-Packard Co.	2.3%
Cisco Systems, Inc.	2.0%
Wal-Mart Stores, Inc.	2.0%
Exxon Mobil Corp.	1.9%
Intel Corp.	1.7%
Johnson & Johnson	1.6%
Oracle Corp.	1.5%

MassMutual Premier Enhanced Index Growth Fund

Industry Table

(% of Net Assets) on 04/30/08

Computers	9.0%
Software	7.2%
Pharmaceuticals	6.7%
Retail	6.7%
Health Care — Products	4.8%
Semiconductors	4.8%
Oil & Gas	4.5%
Telecommunications	4.5%
Aerospace & Defense	3.6%
Oil & Gas Services	3.3%
Media	3.3%
Commercial Services	2.8%
Beverages	2.8%
Manufacturing	2.6%
Internet	2.5%
Chemicals	2.4%
Transportation	2.3%
Diversified Financial	2.2%
Health Care — Services	2.0%
Cosmetics & Personal Care	1.8%
Insurance	1.7%
Agriculture	1.6%
Engineering & Construction	1.3%

Machinery — Construction & Mining	1.2%
Electronics	1.2%
Banks	1.1%
Biotechnology	1.1%
Electric	1.1%
Mining	1.1%
Machinery — Diversified	0.9%
Foods	0.8%
Electrical Components & Equipment	0.7%
Automotive & Parts	0.6%
Apparel	0.6%
Iron & Steel	0.5%
Environmental Controls	0.5%
Coal	0.4%
Packaging & Containers	0.4%
Pipelines	0.4%
Advertising	0.4%
Household Products	0.3%
Real Estate Investment Trusts (REITS)	0.3%
Entertainment	0.3%

Building Materials	0.2%
Distribution & Wholesale	0.2%
Energy — Alternate Sources	0.2%
Lodging	0.2%
Home Builders	0.1%
Hand & Machine Tools	0.1%
Metal Fabricate & Hardware	0.1%
Savings & Loans	0.1%
Office Furnishings	0.1%
Toys, Games & Hobbies	0.1%
Trucking & Leasing	0.1%
Airlines	0.1%
Housewares	0.1%
Office Equipment/Supplies	0.1%
Auto Manufacturers	0.1%
Home Furnishing	0.1%
Real Estate	0.0%
Textiles	0.0%
Forest Products & Paper	0.0%
Total Long-Term Investments	100.3%
Short Term Investments and Other Assets and Liabilities	(0.3)%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Discovery Value Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Navistar International Corp.	2.2%
Protective Life Corp.	2.0%
Everest Re Group Ltd.	2.0%
NewAlliance Bancshares, Inc.	1.9%
NII Holdings, Inc. Class B	1.8%
CMS Energy Corp.	1.7%
Atlas Air Worldwide Holdings, Inc.	1.7%
Carpenter Technology Corp.	1.6%
National Financial Partners Corp.	1.6%
Affiliated Managers Group, Inc.	1.6%

MassMutual Premier Discovery Value Fund

Industry Table

(% of Net Assets) on 04/30/08

Electric	7.5%
Insurance	6.3%
Chemicals	5.8%
Health Care — Services	4.3%
Diversified Financial	4.3%
Electronics	4.1%
Semiconductors	4.0%
Telecommunications	3.9%
Retail	3.2%
Real Estate Investment Trusts (REITS)	2.9%
Oil & Gas	2.8%
Transportation	2.8%
Electrical Components & Equipment	2.5%
Software	2.4%
Media	2.3%
Holding Company — Diversified	2.3%
Oil & Gas Services	2.3%
Foods	2.2%
Auto Manufacturers	2.2%
Entertainment	2.1%
Computers	2.1%
Savings & Loans	1.9%
Iron & Steel	1.6%
Pharmaceuticals	1.6%
Internet	1.4%
Lodging	1.3%
Automotive & Parts	1.3%
Building Materials	1.2%
Gas	1.2%
Aerospace & Defense	1.2%
Engineering & Construction	1.1%
Coal	1.1%
Trucking & Leasing	1.1%
Machinery — Construction & Mining	1.0%
Mutual Fund	1.0%
Agriculture	0.9%
Banks	0.9%
Toys, Games & Hobbies	0.7%
Household Products	0.7%
Biotechnology	0.2%
Total Long-Term Investments	93.7%
Short Term Investments and Other Assets and Liabilities	6.3%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Small Capitalization Value Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Aspen Technology, Inc.	2.6%
Kaman Corp.	2.6%
The Middleby Corp.	2.5%
LaBarge, Inc.	2.5%
Wabtec Corp.	2.4%
Nash Finch Co.	2.4%
Whiting Petroleum Corp.	2.3%
1-800-Flowers.com, Inc. Class A	2.2%
Amedisys, Inc.	2.2%
Berry Petroleum Co. Class A	2.1%

MassMutual Premier Small Capitalization Value Fund

Industry Table

(% of Net Assets) on 04/30/08

Retail	8.6%
Insurance	6.8%
Banks	6.4%
Machinery — Diversified	6.2%
Commercial Services	5.9%
Health Care — Services	5.5%
Software	5.0%
Electronics	5.0%
Aerospace & Defense	4.7%
Telecommunications	4.6%
Oil & Gas	4.4%
Diversified Financial	4.0%
Foods	3.8%
Transportation	3.6%
Internet	2.2%
Household Products	2.1%
Entertainment	1.9%
Real Estate Investment Trusts (REITS)	1.9%
Health Care — Products	1.8%
Apparel	1.8%
Semiconductors	1.7%
Electrical Components & Equipment	1.6%
Chemicals	1.4%
Metal Fabricate & Hardware	1.3%
Pharmaceuticals	1.3%
Electric	1.2%
Oil & Gas Services	1.1%
Textiles	0.9%
Lodging	0.7%
Hand & Machine Tools	0.7%
Energy — Alternate Sources	0.7%
Beverages	0.6%
Total Long-Term Investments	99.4%
Short Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Main Street Small Cap Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Aeropostale, Inc.	0.4%
Massey Energy Co.	0.4%
Big Lots, Inc.	0.4%
Graftech International Ltd.	0.4%
Woodward Governor Co.	0.4%
Oil States International, Inc.	0.4%
Sohu.com, Inc.	0.4%
CF Industries Holdings, Inc.	0.4%
Gardner Denver, Inc.	0.4%
Compass Minerals International, Inc.	0.4%

MassMutual Premier Main Street Small Cap Fund

Industry Table

(% of Net Assets) on 04/30/08

Insurance	7.0%
Commercial Services	6.6%
Semiconductors	6.4%
Software	5.1%
Retail	4.6%
Electronics	4.1%
Oil & Gas	3.9%
Internet	3.7%
Telecommunications	3.6%
Computers	3.5%
Manufacturing	3.2%
Machinery — Diversified	3.0%
Chemicals	2.9%
Diversified Financial	2.6%
Oil & Gas Services	2.3%
Health Care — Services	2.1%
Pharmaceuticals	1.9%
Aerospace & Defense	1.8%
Real Estate Investment Trusts (REITS)	1.8%
Iron & Steel	1.4%
Metal Fabricate & Hardware	1.4%
Engineering & Construction	1.4%
Home Builders	1.4%
Health Care — Products	1.4%

Automotive & Parts	1.3%
Transportation	1.2%
Foods	1.2%
Mining	1.2%
Distribution & Wholesale	1.1%
Biotechnology	1.1%
Coal	1.1%
Apparel	1.1%
Electrical Components & Equipment	1.0%
Environmental Controls	0.9%
Electric	0.8%
Airlines	0.8%
Household Products	0.7%
Leisure Time	0.7%
Gas	0.7%
Building Materials	0.7%
Media	0.7%
Forest Products & Paper	0.6%
Banks	0.6%
Office Furnishings	0.6%
Beverages	0.5%
Entertainment	0.4%
Agriculture	0.4%
Cosmetics & Personal Care	0.3%

Packaging & Containers	0.3%
Home Furnishing	0.3%
Machinery — Construction & Mining	0.2%
Hand & Machine Tools	0.2%
Advertising	0.2%
Textiles	0.2%
Investment Companies	0.2%
Housewares	0.2%
Toys, Games & Hobbies	0.2%
Lodging	0.1%
Real Estate	0.1%
Savings & Loans	0.1%
Water	0.1%
Office Equipment/Supplies	0.1%
Auto Manufacturers	0.1%
Storage & Warehousing	0.0%
Energy — Alternate Sources	0.0%
Warrants	0.0%
Total Long-Term Investments	99.4%
Short Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Small Company Opportunities Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Aeropostale, Inc.	0.5%
Graftech International Ltd.	0.4%
Big Lots, Inc.	0.4%
Massey Energy Co.	0.4%
Woodward Governor Co.	0.4%
Sohu.com, Inc.	0.4%
Sims Group Ltd.	0.4%
Oil States International, Inc.	0.4%
CF Industries Holdings, Inc.	0.4%
Gardner Denver, Inc.	0.3%

MassMutual Premier Small Company Opportunities Fund

Industry Table

(% of Net Assets) on 04/30/08

Insurance	6.9%
Commercial Services	6.4%
Semiconductors	6.3%
Software	5.1%
Retail	4.4%
Electronics	4.1%
Oil & Gas	3.9%
Internet	3.7%
Telecommunications	3.5%
Computers	3.5%
Real Estate Investment Trusts (REITS)	3.2%
Manufacturing	3.1%
Chemicals	3.0%
Machinery — Diversified	2.9%
Diversified Financial	2.5%
Oil & Gas Services	2.2%
Health Care — Services	2.1%
Pharmaceuticals	1.9%
Aerospace & Defense	1.8%
Metal Fabricate & Hardware	1.4%
Iron & Steel	1.4%
Engineering & Construction	1.4%
Home Builders	1.4%
Health Care — Products	1.3%

Automotive & Parts	1.2%
Mining	1.2%
Foods	1.2%
Transportation	1.2%
Biotechnology	1.1%
Apparel	1.0%
Distribution & Wholesale	1.0%
Coal	1.0%
Electrical Components & Equipment	1.0%
Environmental Controls	0.8%
Electric	0.8%
Airlines	0.8%
Household Products	0.7%
Leisure Time	0.7%
Building Materials	0.7%
Gas	0.7%
Media	0.6%
Forest Products & Paper	0.6%
Office Furnishings	0.6%
Beverages	0.6%
Banks	0.5%
Agriculture	0.4%
Entertainment	0.4%
Cosmetics & Personal Care	0.3%

Packaging & Containers	0.3%
Home Furnishing	0.3%
Machinery — Construction & Mining	0.2%
Hand & Machine Tools	0.2%
Advertising	0.2%
Textiles	0.2%
Investment Companies	0.2%
Housewares	0.2%
Toys, Games & Hobbies	0.2%
Lodging	0.1%
Real Estate	0.1%
Water	0.1%
Savings & Loans	0.1%
Energy — Alternate Sources	0.1%
Auto Manufacturers	0.1%
Office Equipment/Supplies	0.1%
Storage & Warehousing	0.0%
Warrants	0.0%
Total Long-Term Investments	99.2%
Short Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier Global Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Telefonaktiebolaget LM Ericsson Class B	3.5%
Vodafone Group PLC	2.2%
Siemens AG	2.2%
Hennes & Mauritz AB Class B	1.9%
eBay, Inc.	1.7%
Juniper Networks, Inc.	1.7%
Roche Holding AG	1.7%
Sony Corp.	1.6%
LVMH Moet Hennessy Louis Vuitton SA	1.6%
Microsoft Corp.	1.5%

MassMutual Premier Global Fund

Country Weightings

(% of Net Assets) on 04/30/08

United States	29.6%
Japan	12.3%
United Kingdom	12.2%
Sweden	7.3%
Germany	7.1%
France	5.9%
Switzerland	3.2%
Netherlands	3.0%
India	2.9%
Cayman Islands	2.5%
Mexico	2.4%
Taiwan	2.1%
Brazil	1.6%
Canada	1.5%
Panama	1.2%
Finland	1.1%
Italy	1.1%
Spain	1.0%
Republic of Korea	0.8%
Norway	0.5%
Australia	0.1%
Total Long-Term Investments	99.4%
Short Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

International Equity Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

ABB Ltd.	2.6%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	2.1%
William Demant Holding	1.9%
Yahoo! Japan Corp.	1.8%
Capita Group PLC	1.8%
Alstom	1.7%
NicOx SA	1.7%
Nintendo Co. Ltd.	1.6%
Technip SA	1.6%
Impala Platinum Holdings Ltd.	1.5%

MassMutual Premier International Equity Fund

Country Weightings

(% of Net Assets) on 04/30/08

United Kingdom	16.7%
Japan	13.2%
France	11.4%
Switzerland	10.7%
Germany	5.9%
Australia	5.6%
Netherlands	3.8%
Brazil	3.0%
Denmark	3.0%
India	2.7%
United States	2.5%
Sweden	2.5%
Italy	2.4%
Spain	1.7%
Ireland	1.7%
South Africa	1.5%
Norway	1.3%
New Zealand	1.2%
Republic of Korea	0.8%
Lebanon	0.8%
Finland	0.8%
Mexico	0.5%
Panama	0.5%
Bermuda	0.4%
Canada	0.1%
Total Long-Term Investments	94.7%
Short Term Investments and Other Assets and Liabilities	5.3%
100.0%

MassMutual Premier Funds – Portfolio Summary

MassMutual Premier

Focused International Fund

Largest Stock Holdings

(% of Net Assets) on 04/30/08

Nomura Holdings, Inc.	2.5%
Komatsu Ltd.	2.4%
Tokyu Corp.	2.4%
Rational AG	2.3%
Novo Nordisk A/S Class B	2.3%
Fugro NV	2.3%
QBE Insurance Group Ltd.	2.3%
Zurich Financial Services AG	2.3%
Total SA	2.3%
Aker Kvaerner ASA	2.3%

MassMutual Premier Focused International Fund

Country Weightings

(% of Net Assets) on 04/30/08

United Kingdom	23.2%
Japan	13.7%
Switzerland	8.9%
Germany	6.7%
Australia	6.6%
Singapore	6.4%
France	4.5%
Greece	4.5%
Luxembourg	4.1%
Norway	4.0%
Denmark	2.3%
Netherlands	2.3%
United States	2.3%
Belgium	2.3%
Spain	2.2%
Papua New Guinea	2.2%
Total Long-Term Investments	96.2%
Short Term Investments and Other Assets and Liabilities	3.8%
100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.3%
Commercial Paper — 87.7%
Abbey National North America LLC 2.930% 6/05/2008	$12,440,000	$12,404,563
American General Finance Corp. 2.420% 5/16/2008	19,800,000	19,780,035
American Honda Finance 2.120% 6/06/2008	8,000,000	7,983,040
Amsterdam Funding Corp. 2.930% 5/19/2008	17,700,000	17,674,070
Archer-Daniels-Midland Co. 2.280% 5/27/2008	22,375,000	22,338,156
AT&T, Inc. 2.200% 6/13/2008	19,930,000	19,877,628
Bank of America Corp. 2.450% 8/26/2008	8,240,000	8,174,389
Bank of America Corp. 2.760% 7/01/2008	13,675,000	13,611,047
Bank Scotland PLC 2.940% 9/29/2008	22,250,000	21,975,620
Bryant Park Funding LLC 2.550% 6/16/2008	14,578,000	14,530,500
Bryant Park Funding LLC 2.870% 7/22/2008	7,600,000	7,550,317
Caterpillar Financial Service Co. 2.170% 5/06/2008	4,133,000	4,131,754
Caterpillar, Inc. 2.170% 5/30/2008	12,195,000	12,173,682
CBA (Delaware) Finance, Inc. 2.720% 7/30/2008	9,275,000	9,211,930
CBA (Delaware) Finance, Inc. 2.900% 5/30/2008	12,150,000	12,121,616
Coca-cola Co. 2.080% 6/20/2008	8,600,000	8,575,156
Coca-cola Co. 2.150% 5/22/2008	13,100,000	13,083,570
Colgate Palmolive Co. 2.150% 5/14/2008	13,175,000	13,164,771
Conocophillips 2.250% 5/13/2008	22,125,000	22,108,406
Danaher Corp. 2.150% 5/06/2008	1,553,000	1,552,536
Danaher Corp. 2.200% 5/14/2008	10,524,000	10,515,639

	Principal Amount	Value
Danaher Corp. 2.250% 5/08/2008	$6,650,000	$6,647,091
Danske Corp. 2.600% 7/14/2008	20,983,000	20,870,858
Disney (Walt) Co. The 2.100% 7/09/2008	5,283,000	5,261,736
Dover Corp. 2.150% 5/12/2008	1,625,000	1,623,932
FCAR Owner Trust 3.070% 10/24/2008	11,725,000	11,549,021
General Electric Co. 2.380% 6/27/2008	20,950,000	20,871,053
Goldman Sachs Group, Inc. 2.380% 5/29/2008	8,265,000	8,249,701
Goldman Sachs Group, Inc. 2.600% 7/21/2008	14,100,000	14,017,515
Govco, Inc. 2.750% 6/09/2008	21,300,000	21,236,544
Governor & Co. of The Bank of Ireland 3.040% 5/27/2008	8,244,000	8,225,900
Honeywell International, Inc. 2.280% 6/16/2008	14,450,000	14,407,902
Illinois Tool Works, Inc. 2.130% 5/15/2008	21,650,000	21,632,067
ING Funding LLC 2.900% 5/05/2008	6,000,000	5,998,067
ING Funding LLC 2.910% 10/15/2008	16,000,000	15,784,013
John Deere Capital Corp. 2.170% 7/03/2008	1,719,000	1,712,472
John Deere Capital Corp. 2.200% 5/28/2008	22,350,000	22,313,122
L'oreal USA, Inc. 2.160% 5/08/2008	3,125,000	3,123,688
L'oreal USA, Inc. 2.180% 5/09/2008	11,176,000	11,170,586
L'oreal USA, Inc. 2.200% 5/06/2008	7,425,000	7,422,731
Medtronic, Inc. 2.200% 5/05/2008	1,595,000	1,594,610
Medtronic, Inc. 2.220% 5/02/2008	5,925,000	5,924,635
Nestle Capital Corp. 2.745% 6/04/2008	21,300,000	21,244,780
New Center Asset Trust 3.150% 6/10/2008	21,425,000	21,350,013
NSTAR Electric Co. 2.200% 5/02/2008	14,000,000	13,999,144

	Principal Amount	Value
Oracle Corp. 2.180% 5/29/2008	$14,368,000	$14,343,638
Paccar Financial Corp. 2.050% 7/10/2008	16,600,000	16,533,831
Paccar Financial Corp. 2.490% 6/11/2008	5,200,000	5,185,254
Parker-hannifin Corp. 2.170% 5/23/2008	9,150,000	9,137,866
PepsiCo, Inc. 2.090% 5/23/2008	2,595,000	2,591,686
PepsiCo, Inc. 2.100% 5/05/2008	17,845,000	17,840,836
Praxair, Inc. 2.120% 5/07/2008	22,150,000	22,142,174
Rockwell Collins, Inc. 2.180% 6/25/2008	21,700,000	21,627,727
Sigma Aldrich Corp. 2.220% 5/20/2008	12,500,000	12,485,354
Southern Co. 2.200% 5/07/2008	10,136,000	10,132,283
Southern Co. 2.250% 5/20/2008	10,900,000	10,887,056
Stanley Works 2.500% 6/03/2008	21,300,000	21,251,188
Toyota Motor Credit 2.450% 6/02/2008	20,925,000	20,879,430
Unilever Capital Corp 2.130% 6/23/2008	21,255,000	21,188,348
Wells Fargo & Co. 2.100% 5/21/2008	6,760,000	6,752,113
Wisconsin Electric Power 2.470% 5/02/2008	1,750,000	1,749,880
		773,498,270
Discount Notes — 0.5%
Federal Home Loan Bank 2.540% 5/30/2008	4,642,000	4,632,502
U.S. Treasury Bills — 13.1%
U.S. Treasury Bill 1.675% 7/31/2008	17,745,000	17,669,867
U.S. Treasury Bill 1.950% 5/08/2008	4,565,000	4,563,269
U.S. Treasury Bill 2.007% 6/19/2008	22,200,000	22,139,355
U.S. Treasury Bill 2.040% 6/19/2008	28,100,000	28,021,976
U.S. Treasury Bill 2.120% 6/12/2008	29,065,000	28,993,113
U.S. Treasury Bill 3.035% 5/01/2008	13,725,000	13,725,000
		115,112,580

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 1.100% 5/01/2008	$308	$308
TOTAL SHORT-TERM INVESTMENTS (Cost $893,243,660)		893,243,660
TOTAL INVESTMENTS — 101.3% (Cost $893,243,660)(a)		893,243,660
Other Assets/ (Liabilities) — (1.3%)		(11,104,629)
NET ASSETS — 100.0%		$882,139,031

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/2007, Cost $550,000)(a) (b) (d)	5,500	$506,000
TOTAL PREFERRED STOCK — 0.1% (Cost $550,000)		506,000
	Principal Amount
BONDS & NOTES — 64.2%
CORPORATE DEBT — 29.8%
Agriculture — 0.3%
Cargill, Inc.(b) 5.200% 1/22/2013	$1,200,000	1,197,919
Apparel — 0.1%
Kellwood Co. 7.875% 7/15/2009	300,000	282,750
Auto Manufacturers — 0.4%
DaimlerChrysler NA LLC 4.050% 6/04/2008	1,700,000	1,700,260
Banks — 1.1%
Bank of America Corp. 3.250% 8/15/2008	500,000	500,029
Bank of America Corp. 5.750% 12/01/2017	1,500,000	1,528,410
HSBC Finance Corp. 6.375% 10/15/2011	175,000	181,295
Wachovia Bank NA 7.800% 8/18/2010	600,000	635,695
Wells Fargo & Co. 4.375% 1/31/2013	1,300,000	1,286,012
Wells Fargo & Co. 5.625% 12/11/2017	865,000	891,595
		5,023,036
Beverages — 0.6%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	435,000	428,821
Foster's Finance Corp.(b) 6.875% 6/15/2011	1,000,000	1,075,699
Miller Brewing Co.(b) 4.250% 8/15/2008	475,000	476,148
PepsiCo, Inc. 4.650% 2/15/2013	475,000	484,914
		2,465,582

	Principal Amount	Value
Building Materials — 0.2%
American Standard, Inc. 7.625% 2/15/2010	$900,000	$951,445
Chemicals — 1.3%
Cytec Industries, Inc. 5.500% 10/01/2010	600,000	603,048
Ecolab, Inc. 4.875% 2/15/2015	1,400,000	1,355,281
EI Du Pont de Nemours & Co. 5.000% 1/15/2013	475,000	484,693
Lubrizol Corp. 4.625% 10/01/2009	720,000	718,290
Lubrizol Corp. 5.875% 12/01/2008	450,000	454,708
Praxair, Inc. 5.250% 11/15/2014	1,250,000	1,276,300
Sensient Technologies 6.500% 4/01/2009	700,000	702,923
		5,595,243
Commercial Services — 1.1%
Deluxe Corp. 7.375% 6/01/2015	180,000	166,500
Donnelley R.R. & Sons Co. 4.950% 5/15/2010	650,000	649,123
Equifax, Inc. 6.300% 7/01/2017	800,000	757,686
Erac USA Finance Co.(b) 5.800% 10/15/2012	1,000,000	953,528
ERAC USA Finance Co.(b) 7.950% 12/15/2009	1,155,000	1,204,874
Valassis Communications, Inc.
6.625% 1/15/2009	1,210,000	1,205,462
		4,937,173
Computers — 0.1%
Electronic Data Systems Corp. Series B 6.500% 8/01/2013	475,000	484,036
Cosmetics & Personal Care — 0.9%
Procter & Gamble Co. 3.500% 12/15/2008	4,000,000	4,010,576
Diversified Financial — 4.2%
American General Finance Corp. 5.900% 9/15/2012	500,000	490,788

	Principal Amount	Value
American General Finance Corp. 6.900% 12/15/2017	$925,000	$914,775
American Honda Finance Corp.(b) 3.850% 11/06/2008	900,000	899,711
The Bear Stearns Cos., Inc. 7.250% 2/01/2018	1,000,000	1,093,324
CIT Group, Inc. 5.125% 9/30/2014	290,000	239,251
CIT Group, Inc. 7.625% 11/30/2012	1,800,000	1,679,029
Citigroup, Inc. 5.500% 2/15/2017	840,000	804,872
Countrywide Home Loans, Inc. 3.250% 5/21/2008	1,310,000	1,306,646
Eaton Vance Corp. 6.500% 10/02/2017	575,000	599,013
Ford Motor Credit Co. LLC 7.375% 10/28/2009	1,675,000	1,612,402
The Goldman Sachs Group, Inc. 5.150% 1/15/2014	250,000	242,943
The Goldman Sachs Group, Inc. 5.625% 1/15/2017	775,000	748,923
The Goldman Sachs Group, Inc. 6.150% 4/01/2018	385,000	389,448
HSBC Finance Corp. 4.125% 12/15/2008	1,250,000	1,246,964
Lazard Group LLC 6.850% 6/15/2017	650,000	605,782
Lazard Group LLC 7.125% 5/15/2015	805,000	773,199
Lehman Brothers Holdings, Inc. 6.200% 9/26/2014	1,235,000	1,242,671
Merrill Lynch & Co., Inc. 5.450% 2/05/2013	1,800,000	1,751,297
SLM Corp. 5.000% 10/01/2013	1,100,000	937,486
Textron Financial Corp. 5.125% 11/01/2010	1,130,000	1,156,831
		18,735,355
Electric — 3.9%
Allegheny Energy Supply 7.800% 3/15/2011	300,000	313,500

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Allegheny Energy Supply(b) 8.250% 4/15/2012	$475,000	$505,875
Appalachian Power Co. Series G 3.600% 5/15/2008	640,000	639,850
Carolina Power & Light Co. 5.125% 9/15/2013	780,000	805,199
Carolina Power & Light Co. 5.950% 3/01/2009	1,000,000	1,015,763
Centerpoint Energy, Inc. Series B 5.875% 6/01/2008	1,210,000	1,210,408
Consumers Energy Co. 4.400% 8/15/2009	425,000	425,373
Entergy Gulf States, Inc. 5.250% 8/01/2015	1,925,000	1,821,733
Kansas Gas & Electric Co. 5.647% 3/29/2021	525,000	525,551
MidAmerican Energy Holdings Co. 3.500% 5/15/2008	1,270,000	1,269,774
MidAmerican Funding LLC 6.750% 3/01/2011	1,000,000	1,060,284
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/2012	749,133	787,526
Monongahela Power 6.700% 6/15/2014	500,000	538,503
Monongahela Power 7.360% 1/15/2010	700,000	737,328
Nevada Power Co. Series L 5.875% 1/15/2015	650,000	645,119
Pacific Gas & Electric Co. 4.800% 3/01/2014	950,000	947,029
Pennsylvania Electric Co. Class B 6.125% 4/01/2009	585,000	595,534
Tampa Electric Co. 6.375% 8/15/2012	750,000	777,812
Tenaska Oklahoma(b) 6.528% 12/30/2014	376,683	394,259
TransAlta Corp. 5.750% 12/15/2013	1,250,000	1,247,545
Tri-State Generation & Transmission Association Series 2003, Class A(b) 6.040% 1/31/2018	580,944	586,245
Wisconsin Public Service Corp. 5.650% 11/01/2017	450,000	466,343
		17,316,553
Electrical Components & Equipment — 0.4%
Ametek, Inc. 7.200% 7/15/2008	1,715,000	1,726,388

	Principal Amount	Value
Electronics — 0.2%
Thomas & Betts Corp. Series B 6.390% 2/10/2009	$325,000	$327,073
Thomas & Betts Corp. 6.625% 5/07/2008	725,000	725,088
		1,052,161
Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/2011	590,000	584,100
Foods — 1.1%
Delhaize Group 6.500% 6/15/2017	1,180,000	1,245,418
Kellogg Co. 5.125% 12/03/2012	855,000	871,894
Sara Lee Corp. 3.875% 6/15/2013	60,000	56,002
Smithfield Foods, Inc. 7.000% 8/01/2011	2,635,000	2,608,650
		4,781,964
Forest Products & Paper — 0.2%
Rock-Tenn Co. 5.625% 3/15/2013	180,000	166,275
Rock-Tenn Co. 8.200% 8/15/2011	650,000	674,375
Rock-Tenn Co.(b) 9.250% 3/15/2016	175,000	183,750
		1,024,400
Gas — 0.1%
Southwest Gas Corp. 8.375% 2/15/2011	375,000	394,719
Health Care – Products — 0.1%
Covidien International Finance SA(b) 5.450% 10/15/2012	600,000	604,918
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.000% 8/15/2013	1,035,000	1,024,650
Home Builders — 0.1%
Centex Corp. 7.875% 2/01/2011	350,000	342,125
D.R. Horton, Inc. 4.875% 1/15/2010	170,000	161,500
Lennar Corp. Series B 5.125% 10/01/2010	80,000	70,400
		574,025

	Principal Amount	Value
Household Products — 0.2%
Kimberly-Clark Corp. 6.125% 8/01/2017	$800,000	$856,090
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/2010	495,000	488,857
Insurance — 0.2%
Prudential Financial, Inc. 5.800% 6/15/2012	1,000,000	1,030,177
Investment Companies — 0.1%
Xstrata Finance Canada(b) 5.800% 11/15/2016	335,000	321,281
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	445,000	429,035
Lodging — 0.5%
Harrah's Operating Co., Inc. 5.500% 7/01/2010	485,000	430,437
MGM Mirage 6.000% 10/01/2009	400,000	399,000
MGM Mirage 6.750% 9/01/2012	340,000	316,200
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/2013	250,000	248,042
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/2012	565,000	595,142
		1,988,821
Machinery – Diversified — 0.2%
Briggs & Stratton Corp. 8.875% 3/15/2011	855,000	884,925
Manufacturing — 0.9%
Bombardier, Inc.(b) 6.750% 5/01/2012	330,000	336,600
Cooper US, Inc. 6.100% 7/01/2017	775,000	807,465
General Electric Co. 5.250% 12/06/2017	1,000,000	995,187
Pentair, Inc. 7.850% 10/15/2009	950,000	967,923
Tyco Electronics Group SA(b) 6.000% 10/01/2012	375,000	382,371
Tyco Electronics Group SA(b) 6.550% 10/01/2017	325,000	332,735
		3,822,281

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 3.0%
Belo Corp. 8.000% 11/01/2008	$600,000	$605,799
CBS Corp. 6.625% 5/15/2011	650,000	669,724
Clear Channel Communications, Inc. 4.250% 5/15/2009	1,085,000	1,036,175
Comcast Corp. 5.500% 3/15/2011	1,860,000	1,872,562
COX Communications, Inc. 4.625% 1/15/2010	2,865,000	2,852,380
COX Enterprises, Inc.(b) 4.375% 5/01/2008	1,390,000	1,390,000
Knight-Ridder, Inc. 7.125% 6/01/2011	250,000	222,500
McGraw-Hill Cos., Inc. 5.375% 11/15/2012	750,000	752,525
Rogers Cable, Inc. 5.500% 3/15/2014	260,000	254,751
Scholastic Corp. 5.000% 4/15/2013	575,000	485,574
Shaw Communications, Inc. 8.250% 4/11/2010	1,540,000	1,601,600
Thomson Corp. 5.700% 10/01/2014	1,495,000	1,451,196
		13,194,786
Metal Fabricate & Hardware — 0.2%
Timken Co. 5.750% 2/15/2010	920,000	941,310
Mining — 0.1%
Vale Overseas Ltd. 6.250% 1/23/2017	535,000	548,375
Office Equipment/Supplies — 0.1%
Xerox Corp. 5.500% 5/15/2012	280,000	280,094
Oil & Gas — 1.0%
Anadarko Petroleum Corp. 3.250% 5/01/2008	300,000	300,000
OAO Gazprom(b) 9.625% 3/01/2013	455,000	516,425
The Premcor Refining Group, Inc. 6.750% 5/01/2014	320,000	320,075
Shell International Finance 5.625% 6/27/2011	1,500,000	1,592,037
Tesoro Corp. 6.500% 6/01/2017	400,000	367,000
Valero Energy Corp. 3.500% 4/01/2009	500,000	494,678

	Principal Amount	Value
XTO Energy, Inc. 4.900% 2/01/2014	$1,000,000	$982,123
		4,572,338
Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/2014	220,000	213,950
Packaging & Containers — 0.1%
Packaging Corp. of America 5.750% 8/01/2013	310,000	302,889
Pactiv Corp. 5.875% 7/15/2012	280,000	281,364
		584,253
Pharmaceuticals — 0.4%
Abbott Laboratories 5.600% 11/30/2017	1,660,000	1,715,794
Pipelines — 2.2%
Consolidated Natural Gas Co. Series C 6.250% 11/01/2011	1,190,000	1,241,327
Duke Capital LLC 7.500% 10/01/2009	700,000	722,368
Enbridge Energy Partners LP 4.000% 1/15/2009	900,000	896,459
Enbridge, Inc. 5.800% 6/15/2014	1,360,000	1,376,551
Enterprise Products Operating LP 7.500% 2/01/2011	210,000	222,450
Gulf South Pipeline Co. LP(b) 5.050% 2/01/2015	275,000	261,159
Kinder Morgan Energy Partners LP 6.000% 2/01/2017	175,000	174,981
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/2014	550,000	562,607
Plains All American Pipeline Co. 5.625% 12/15/2013	685,000	682,876
Southern Natural Gas Co.(b) 5.900% 4/01/2017	420,000	418,222
Texas Eastern Transmission LP(b) 6.000% 9/15/2017	275,000	279,488
Trans-Canada Pipelines Ltd. 6.490% 1/21/2009	2,000,000	2,029,146

	Principal Amount	Value
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/2012	$600,000	$661,500
		9,529,134
Real Estate Investment Trusts (REITS) — 0.8%
Brandywine Operating Partnership LP 5.625% 12/15/2010	550,000	530,257
iStar Financial, Inc. Series B 4.875% 1/15/2009	200,000	188,500
iStar Financial, Inc. Series B 5.700% 3/01/2014	385,000	325,806
Prologis 5.250% 11/15/2010	1,000,000	989,294
Senior Housing Properties Trust 8.625% 1/15/2012	175,000	181,562
Weingarten Realty Investors, Series A 7.500% 12/19/2010	1,225,000	1,295,792
		3,511,211
Retail — 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/2017	200,000	205,618
Lowe's Cos., Inc. 5.600% 9/15/2012	425,000	438,505
		644,123
Savings & Loans — 0.1%
Glencore Funding LLC(b) 6.000% 4/15/2014	665,000	634,957
Software — 0.4%
Fidelity National Information Services, Inc. 4.750% 9/15/2008	300,000	286,500
Fiserv, Inc. 6.125% 11/20/2012	1,500,000	1,523,949
		1,810,449
Telecommunications — 1.3%
British Telecom PLC STEP 8.625% 12/15/2010	1,125,000	1,224,319
Embarq Corp. 7.082% 6/01/2016	65,000	64,487
Qwest Corp. 7.875% 9/01/2011	1,900,000	1,947,500
Qwest Corp. 8.875% 3/15/2012	400,000	422,000
Rogers Wireless Communications, Inc. 6.375% 3/01/2014	450,000	459,225

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Nextel Corp. 6.000% 12/01/2016	$1,150,000	$937,250
Verizon New England, Inc. 6.500% 9/15/2011	500,000	516,813
Vodafone Group PLC 7.750% 2/15/2010	300,000	316,586
		5,888,180
Transportation — 0.8%
Canadian National Railway Co. 5.850% 11/15/2017	370,000	383,353
Con-way, Inc. 8.875% 5/01/2010	930,000	994,327
CSX Corp. 6.250% 10/15/2008	1,900,000	1,917,583
		3,295,263
TOTAL CORPORATE DEBT — 29.8% (Cost $131,615,874)		131,652,937
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Commercial MBS — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/2051	2,500,000	2,476,138
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/2044	1,530,000	1,497,868
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/2045	1,000,000	983,871
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/2050	700,000	686,352
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	2,100,000	2,101,183
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/2049	1,125,000	1,119,918

	Principal Amount	Value
Credit Suisse Mortgage Pass Through Certificates, Series 2008, Class Aj 1.000% 1/15/2018	$1,350,000	$1,135,135
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/2043	975,000	950,427
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/2049	975,000	933,960
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/2049	825,000	809,210
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/2049	2,775,000	2,748,762
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/2047	1,450,000	1,406,167
		16,848,991
Electric — 0.1%
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	353,264	348,933
Home Equity ABS — 0.3%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/2028	7,026	7,008
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/2037	3,350,000	1,236,673
		1,243,681
Student Loans ABS — 0.8%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 3.599% 9/20/2010	775,000	681,516

	Principal Amount	Value
Emerald Investment Grade CBO Ltd. FRN(b) 5.365% 5/24/2011	$470,436	$468,084
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(b) 5.113% 1/11/2013	1,025,000	710,223
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(b) 3.142% 6/20/2014	1,600,000	969,000
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN(b) 4.542% 9/20/2010	575,000	505,820
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN(b) 5.142% 9/20/2010	460,000	399,337
		3,733,980
WL Collateral CMO — 6.5%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,601,248	1,498,793
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.880% 7/20/2036	920,414	856,129
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.533% 8/25/2034	506,877	494,704
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 3.989% 7/25/2034	1,688,164	1,643,904
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1 VRN 4.237% 7/25/2037	3,808,980	3,719,154
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.603% 2/25/2034	89,350	81,207

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 7.230% 9/25/2033	$88,286	$85,008
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	31,364	32,491
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.673% 8/25/2034	121,686	96,553
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.990% 1/19/2038	1,213,579	945,026
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.005% 5/25/2037	2,179,202	2,034,572
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 7.048% 8/25/2034	246,838	219,294
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1 VRN 3.754% 11/25/2033	2,132,304	1,995,543
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN 5.006% 7/25/2035	319,757	310,598
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.145% 8/25/2036	577,699	462,569
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.580% 2/25/2034	1,014,423	998,600
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 7.075% 7/25/2033	18,417	13,267
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.085% 2/25/2034	37,764	34,069

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 7.381% 2/25/2034	$7,298	$6,994
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 3.065% 12/25/2036	551,595	402,406
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.075% 6/25/2046	2,264,831	1,761,024
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.085% 4/25/2046	1,521,090	1,182,826
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.982% 3/25/2034	150,187	149,303
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,514,374	1,510,588
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/2034	261,668	252,489
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/2034	569,413	529,866
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.258% 1/25/2035	2,068,545	1,849,214
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 5.726% 4/25/2044	387,895	306,924
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN 4.110% 6/25/2035	1,996,853	1,878,668

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.232% 9/25/2034	$1,455,978	$1,390,565
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.573% 12/25/2034	1,856,345	1,799,112
		28,541,460
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 7.067% 6/25/2032	116,489	116,087
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5% (Cost $55,972,636)		50,833,132
SOVEREIGN DEBT OBLIGATION — 0.1%
Province of Ontario 4.750% 1/19/2016	450,000	465,194
TOTAL SOVEREIGN DEBT OBLIGATIONS — 0.1% (Cost $447,170)		465,194
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.3%
Pass-Through Securities — 22.3%
Federal Home Loan Mortgage Corp. Pool #G11723 5.500% 7/01/2020	381,926	390,386
Pool #A56828 5.500% 2/01/2037	2,204,285	2,219,096
Pool #A69653 5.500% 12/01/2037	2,146,242	2,160,662
Pool #E00856 7.500% 6/01/2015	26,582	28,082
Federal National Mortgage Association Pool #775539 1.000% 5/01/2034	910,204	916,129
Pool #888586 4.361% 10/01/2034	2,276,688	2,295,898
Pool #813954 4.500% 12/01/2020	3,416,301	3,388,410
Pool #684154 5.500% 2/01/2018	82,134	83,052

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #702331 5.500% 5/01/2018	$835,922	$857,179
Pool #725796 5.500% 9/01/2019	6,087,992	6,237,101
Pool #844564 5.500% 12/01/2020	1,379,619	1,407,589
Pool #745525 5.500% 5/01/2021	8,663,832	8,839,477
Pool #826713 5.500% 8/01/2035	6,426,750	6,473,445
Pool #826735 5.500% 8/01/2035	884,540	890,967
Pool #912449 5.500% 3/01/2037	733,282	737,807
Pool #918516 5.500% 6/01/2037	4,836,826	4,866,678
Pool #960211 5.500% 8/01/2037	1,224,723	1,232,282
Pool #965490 5.500% 12/01/2037	3,944,223	3,968,566
Pool #897100 6.500% 7/01/2036	3,090,545	3,202,336
Pool #871045 6.500% 1/01/2037	3,174,593	3,289,424
Pool #922472 6.500% 3/01/2037	3,677,237	3,810,250
Pool #923383 6.500% 6/01/2037	4,749,892	4,923,189
Pool #928596 6.500% 7/01/2037	3,684,595	3,817,873
Pool #942561 6.500% 8/01/2037	1,779,981	1,844,367
Pool #933026 6.500% 10/01/2037	908,690	941,559
Pool #941888 6.500% 10/01/2037	1,868,110	1,935,683
Pool #947699 6.500% 10/01/2037	2,694,983	2,792,466
Pool #953263 6.500% 10/01/2037	947,387	981,655
Pool #52510 6.500% 12/01/2099	9,241,000	9,541,333
Pool #111333 9.000% 10/01/2009	4,877	4,910
Government National Mortgage Association Pool #658710 6.000% 5/15/2037	669,393	688,847
Pool #608502 6.000% 7/15/2037	49,551	50,992
Pool #671330 6.000% 7/15/2037	3,822,745	3,933,844
Pool #661536 6.500% 12/15/2036	3,154,039	3,279,584

	Principal Amount	Value
Pool #660060 6.500% 1/15/2037	$4,335,895	$4,508,484
Pool #664937 6.500% 8/15/2037	1,917,420	1,993,742
Pool #502124 7.500% 8/15/2029	14,003	14,972
Pool #507545 7.500% 8/15/2029	39,913	42,674
		98,590,990
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.3% (Cost $97,109,305)		98,590,990
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes — 0.5%
U.S. Treasury Inflation Index 0.875% 4/15/2010	1,396,663	1,417,394
U.S. Treasury Inflation Index 4.000% 11/15/2012	700,000	733,250
		2,150,644
TOTAL U.S. TREASURY OBLIGATIONS — 0.5% (Cost $2,122,681)		2,150,644
TOTAL BONDS & NOTES (Cost $287,267,666)		283,692,897
TOTAL LONG-TERM INVESTMENTS — 64.3% (Cost $287,817,666)		284,198,897
SHORT-TERM INVESTMENTS — 33.0%
Discount Notes — 0.4%
U.S. Treasury Bill 1.350% 5/01/2008	750,000	750,000
U.S. Treasury Bill 1.380% 5/01/2008	250,000	250,000
U.S. Treasury Bill 1.643% 10/23/2008	1,000,000	992,013
		1,992,013
Commercial Paper — 32.6%
Alcoa, Inc. 3.050% 5/13/2008	1,170,000	1,168,812
Alcoa, Inc. 3.100% 5/07/2008	3,075,000	3,073,411
Alcoa, Inc. 3.330% 5/22/2008	2,254,000	2,249,622
Aluminum Co. of America 3.050% 6/25/2008	2,700,000	2,687,419
Aluminum Co. of America 3.150% 6/27/2008	1,800,000	1,791,022

	Principal Amount	Value
Archer-Daniels-Midland Co. 3.730% 5/22/2008	$5,000,000	$4,989,121
Autoliv ASP, Inc. 3.330% 5/05/2008	4,180,000	4,178,453
Cadbury Schweppes Finance 3.350% 5/14/2008	4,000,000	3,995,161
Cadbury Schweppes Finance PLC 3.050% 5/19/2008	3,245,000	3,240,051
Clorox Co. (the) 3.050% 5/07/2008	2,965,000	2,963,493
Computer Sciences Co. 3.070% 5/21/2008	2,765,000	2,760,284
Computer Sciences Co. 3.100% 6/30/2008	1,098,000	1,092,327
Covidien International Finance SA 3.300% 5/09/2008	4,725,000	4,721,535
Covidien International Finance SA 3.400% 5/05/2008	3,860,000	3,858,542
Devon Energy Corp. 3.180% 5/20/2008	2,875,000	2,870,175
Devon Energy Corp. 3.230% 5/01/2008	2,920,000	2,920,000
Dow Chemical Co. 2.840% 10/10/2008	2,790,000	2,754,344
Dow Chemical Co. 2.920% 7/07/2008	1,050,000	1,044,294
Dow Chemical Co. 3.000% 7/10/2008	2,000,000	1,988,333
Dow Chemical Co. 3.080% 8/01/2008	2,700,000	2,678,748
Dow Chemical Co. 3.340% 5/06/2008	1,900,000	1,899,119
Duke Energy Carolinas 3.150% 6/26/2008	1,855,000	1,845,910
Duke Energy Carolinas 3.150% 6/30/2008	3,795,000	3,775,076
International Lease Finance Corp. 2.620% 10/24/2008	5,950,000	5,873,787
KeySpan Corp. 3.440% 6/06/2008	3,000,000	2,989,680
KeySpan Corp. 3.450% 5/29/2008	3,000,000	2,991,950
KeySpan Corp. 3.450% 5/30/2008	5,000,000	4,986,104
New Center Asset Trust 3.050% 6/10/2008	3,635,000	3,622,681
Norfolk Southern Corp. 3.000% 5/12/2008	7,000,000	6,993,583
Ryder System, Inc. 3.100% 5/15/2008	2,900,000	2,896,504

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Schering-Plough Corp. 3.400% 5/27/2008	$7,160,000	$7,142,418
Textron Financial 3.150% 5/23/2008	2,440,000	2,435,303
Time Warner, Inc. 2.770% 6/16/2008	3,900,000	3,886,196
Time Warner, Inc. 2.910% 7/08/2008	3,500,000	3,480,762
Time Warner, Inc. 3.200% 6/05/2008	3,460,000	3,449,236
Tyco Electronics Group 3.200% 5/06/2008	2,565,000	2,563,860
United Healthcare Co. 3.100% 6/05/2008	8,600,000	8,574,081
Volvo Group 2.700% 7/16/2008	5,000,000	4,971,500
Wellpoint, Inc. 2.900% 6/26/2008	9,178,000	9,136,597
XTO Energy, Inc. 3.000% 6/02/2008	390,000	388,960
XTO Energy, Inc. 3.000% 6/11/2008	2,895,000	2,885,109
		143,813,563
Time Deposits — 0.0%
Euro Time Deposit, dated 5/01/2008, 1.10%, due	6,689	6,689
TOTAL SHORT-TERM INVESTMENTS (Cost $145,812,265)		145,812,265
TOTAL INVESTMENTS — 97.3% (Cost $433,629,931)(c)		430,011,162
Other Assets/ (Liabilities) — 2.7%		11,770,445
NET ASSETS — 100.0%		$441,781,607

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $17,545,077 or 3.97% of net assets.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

(d)  Restricted security. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Inflation Index 0.875% 4/15/2010	$21,173,404	$21,464,538
U.S. Treasury Inflation Index 1.625% 1/15/2015	13,856,875	14,272,581
U.S. Treasury Inflation Index 1.625% 1/15/2018	5,819,846	5,883,981
U.S. Treasury Inflation Index 1.875% 7/15/2013	13,881,863	14,599,832
U.S. Treasury Inflation Index 1.875% 7/15/2015	11,170,784	11,679,613
U.S. Treasury Inflation Index 2.000% 4/15/2012	4,934,005	5,194,175
U.S. Treasury Inflation Index 2.000% 1/15/2014	14,743,486	15,557,769
U.S. Treasury Inflation Index 2.000% 7/15/2014	14,261,465	15,045,846
U.S. Treasury Inflation Index 2.000% 1/15/2016	11,464,660	12,054,058
U.S. Treasury Inflation Index 2.000% 1/15/2026	15,122,686	15,058,869
U.S. Treasury Inflation Index 2.375% 4/15/2011	13,447,682	14,218,772
U.S. Treasury Inflation Index 2.375% 1/15/2017	9,583,122	10,349,005
U.S. Treasury Inflation Index 2.375% 1/15/2025	28,966,495	30,525,762
U.S. Treasury Inflation Index 2.375% 1/15/2027	7,504,855	7,906,514
U.S. Treasury Inflation Index 2.500% 7/15/2016	13,625,820	14,869,176
U.S. Treasury Inflation Index 2.625% 7/15/2017	1,026,417	1,130,824

	Principal Amount	Value
U.S. Treasury Inflation Index 3.000% 7/15/2012	$21,891,336	$23,937,738
U.S. Treasury Inflation Index 3.375% 1/15/2012	5,984,292	6,596,724
U.S. Treasury Inflation Index 3.375% 4/15/2032	4,931,070	6,229,322
U.S. Treasury Inflation Index 3.500% 1/15/2011	9,547,092	10,397,356
U.S. Treasury Inflation Index 3.625% 4/15/2028	19,264,358	24,135,351
U.S. Treasury Inflation Index 3.875% 4/15/2029	21,760,440	28,405,643
U.S. Treasury Inflation Index 4.250% 1/15/2010	4,151,796	4,459,610
TOTAL U.S. TREASURY OBLIGATIONS — 98.6% (Cost $301,591,711)		313,973,059
TOTAL BONDS & NOTES (Cost $301,591,711)		313,973,059
TOTAL LONG-TERM INVESTMENTS — 98.6% (Cost $301,591,711)		313,973,059
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(a)	2,848,437	2,848,437
TOTAL SHORT-TERM INVESTMENTS (Cost $2,848,437)		2,848,437
TOTAL INVESTMENTS — 99.5% (Cost $304,440,148)(b)		316,821,496
Other Assets/ (Liabilities) — 0.5%		1,435,974
NET ASSETS — 100.0%		$318,257,470

Notes to Portfolio of Investments

(a)  Maturity value of $2,848,520. Collateralized by U.S Government Agency obligations with rates ranging from 5.999% - 6.060%, maturity date of 02/01/2035, and an aggregate market value, including accrued interest, of $2,905,452.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000)(a) (b) (k)	12,500	$1,150,000
TOTAL PREFERRED STOCK — 0.1% (Cost $1,250,000)		1,150,000
	Principal Amount
BONDS & NOTES — 97.6%
CORPORATE DEBT — 34.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. 5.400% 11/15/2009	$822,000	805,559
Agriculture — 0.3%
Cargill, Inc.(b) 5.200% 1/22/2013	3,875,000	3,868,291
Airlines — 0.0%
US Airways, Inc. Class B(c) (d) 1.000% 4/15/2049	1,001,003	-
Apparel — 0.2%
Kellwood Co. 7.875% 7/15/2009	973,000	917,052
VF Corp. 6.450% 11/01/2037	2,510,000	2,365,419
		3,282,471
Auto Manufacturers — 0.3%
DaimlerChrysler NA LLC 4.050% 6/04/2008	4,339,000	4,339,664
Banks — 1.6%
Bank of America Corp. 3.250% 8/15/2008	4,106,000	4,106,238
Bank of America Corp. 5.750% 12/01/2017	1,555,000	1,584,452
Bank of America Corp. 7.400% 1/15/2011	121,248	128,868
Bank One Corp. 6.000% 8/01/2008	2,218,000	2,229,281
HSBC Finance Corp. 6.375% 10/15/2011	669,000	693,064
HSBC Holdings PLC 6.500% 9/15/2037	1,995,000	1,956,381

	Principal Amount	Value
Wachovia Bank 6.600% 1/15/2038	$4,410,000	$4,264,430
Wachovia Corp. 5.300% 10/15/2011	3,778,000	3,789,761
Wells Fargo & Co. 4.375% 1/31/2013	4,250,000	4,204,270
Wells Fargo & Co. 5.625% 12/11/2017	1,075,000	1,108,052
		24,064,797
Beverages — 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	1,269,000	1,250,975
Anheuser-Busch Cos., Inc. 6.500% 2/01/2043	968,000	1,013,383
The Coca-Cola Co. 5.350% 11/15/2017	1,825,000	1,892,519
Foster's Finance Corp.(b) 6.875% 6/15/2011	872,000	938,009
Miller Brewing Co.(b) 4.250% 8/15/2008	1,576,000	1,579,808
PepsiCo, Inc. 4.650% 2/15/2013	1,335,000	1,362,863
		8,037,557
Building Materials — 0.2%
American Standard, Inc. 7.625% 2/15/2010	3,006,000	3,177,826
Chemicals — 1.2%
Cytec Industries, Inc. 5.500% 10/01/2010	1,918,000	1,927,742
Ecolab, Inc. 4.875% 2/15/2015	4,540,000	4,394,983
Ecolab, Inc. 6.875% 2/01/2011	110,000	115,532
EI Du Pont de Nemours & Co. 5.000% 1/15/2013	1,600,000	1,632,651
Lubrizol Corp. 4.625% 10/01/2009	2,531,000	2,524,989
Lubrizol Corp. 5.875% 12/01/2008	1,611,000	1,627,853
Praxair, Inc. 5.250% 11/15/2014	3,900,000	3,982,056
Sensient Technologies 6.500% 4/01/2009	2,133,000	2,141,907
		18,347,713
Commercial Services — 0.9%
Deluxe Corp. 7.375% 6/01/2015	500,000	462,500

	Principal Amount	Value
Donnelley R.R. & Sons Co. 4.950% 5/15/2010	$2,174,000	$2,171,065
Equifax, Inc. 7.000% 7/01/2037	1,370,000	1,201,659
ERAC USA Finance Co.(b) 6.700% 6/01/2034	1,620,000	1,310,018
ERAC USA Finance Co.(b) 7.000% 10/15/2037	4,865,000	4,040,183
ERAC USA Finance Co.(b) 7.950% 12/15/2009	37,000	38,598
Valassis Communications, Inc. 6.625% 1/15/2009	3,530,000	3,516,762
		12,740,785
Computers — 0.1%
Electronic Data Systems Corp. Series B 6.500% 8/01/2013	1,646,000	1,677,313
Diversified Financial — 5.5%
American Express Co. 6.150% 8/28/2017	1,060,000	1,071,135
American General Finance Corp. 5.900% 9/15/2012	4,480,000	4,397,465
American General Finance Corp. 6.500% 9/15/2017	1,155,000	1,109,469
American General Finance Corp. 6.900% 12/15/2017	1,315,000	1,300,464
American Honda Finance Corp.(b) 3.850% 11/06/2008	3,035,000	3,034,026
The Bear Stearns Cos., Inc. 7.250% 2/01/2018	3,190,000	3,487,703
BlackRock, Inc. 6.250% 9/15/2017	1,075,000	1,104,770
Boeing Capital Corp. Ltd. 5.800% 1/15/2013	580,000	610,797
CIT Group, Inc. 3.875% 11/03/2008	1,183,000	1,135,820
CIT Group, Inc. 5.125% 9/30/2014	2,400,000	1,980,007
CIT Group, Inc. 7.625% 11/30/2012	5,280,000	4,925,152
Citigroup, Inc. 5.500% 2/15/2017	2,495,000	2,390,662

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.875% 5/29/2037	$2,175,000	$1,954,137
Citigroup, Inc. 7.250% 10/01/2010	136,904	143,606
Countrywide Home Loans, Inc.(e) 3.250% 5/21/2008	4,641,000	4,629,119
Eaton Vance Corp. 6.500% 10/02/2017	3,375,000	3,515,943
General Electric Capital Corp. 5.375% 10/20/2016	2,407,000	2,442,311
General Electric Capital Corp. 5.875% 1/14/2038	1,000,000	953,426
General Motors Acceptance Corp. 6.875% 9/15/2011	216	180
The Goldman Sachs Group, Inc. 5.625% 1/15/2017	6,615,000	6,392,418
The Goldman Sachs Group, Inc. 6.125% 2/15/2033	1,439,000	1,357,652
The Goldman Sachs Group, Inc. 6.150% 4/01/2018	420,000	424,852
The Goldman Sachs Group, Inc. 6.750% 10/01/2037	1,435,000	1,406,155
HSBC Finance Corp. 4.125% 12/15/2008	3,529,000	3,520,428
HSBC Finance Corp. 5.900% 6/19/2012	3,770,000	3,837,536
Lazard Group LLC 6.850% 6/15/2017	1,575,000	1,467,856
Lazard Group LLC 7.125% 5/15/2015	2,407,000	2,311,914
Lehman Brothers Holdings, Inc. 6.200% 9/26/2014	3,885,000	3,909,130
Lehman Brothers Holdings, Inc. 6.875% 7/17/2037	2,640,000	2,447,531
Lehman Brothers Holdings, Inc. 7.000% 9/27/2027	510,000	499,755
Merrill Lynch & Co., Inc. 5.450% 2/05/2013	5,775,000	5,618,746
Morgan Stanley 5.450% 1/09/2017	1,526,000	1,458,238
SLM Corp. 5.000% 10/01/2013	2,129,000	1,814,461

	Principal Amount	Value
Textron Financial Corp. 5.125% 11/01/2010	$3,540,000	$3,624,054
		80,276,918
Electric — 3.1%
Allegheny Energy Supply(b) 8.250% 4/15/2012	1,516,000	1,614,540
Appalachian Power Co. Series G 3.600% 5/15/2008	2,231,000	2,230,476
Carolina Power & Light Co. 6.125% 9/15/2033	37,000	37,834
Centerpoint Energy, Inc. Series B 5.875% 6/01/2008	5,218,000	5,219,758
Consolidated Edison Co. New York, Inc. 6.150% 7/01/2008	69,000	69,179
Consumers Energy Co. 4.400% 8/15/2009	1,279,000	1,280,122
Entergy Gulf States, Inc. 5.250% 8/01/2015	5,801,000	5,489,805
Kansas Gas & Electric Co. 5.647% 3/29/2021	1,736,000	1,737,821
MidAmerican Energy Co. 5.125% 1/15/2013	69,000	70,538
MidAmerican Energy Holdings Co. 3.500% 5/15/2008	5,317,000	5,316,054
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/2012	2,238,066	2,352,767
Monongahela Power 6.700% 6/15/2014	1,667,000	1,795,367
Nevada Power Co. Series L 5.875% 1/15/2015	2,193,000	2,176,533
Pennsylvania Electric Co. Class B 6.125% 4/01/2009	4,385,000	4,463,961
Progress Energy, Inc. 7.100% 3/01/2011	79,216	84,093
Tenaska Oklahoma(b) 6.528% 12/30/2014	1,410,540	1,476,356
TransAlta Corp. 5.750% 12/15/2013	4,496,000	4,487,170
Tri-State Generation & Transmission Association Series 2003, Class A(b) 6.040% 1/31/2018	1,663,160	1,678,336

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class B(b) 7.144% 7/31/2033	$2,232,000	$2,175,669
Wisconsin Public Service Corp. 5.650% 11/01/2017	1,405,000	1,456,027
		45,212,406
Electrical Components & Equipment — 0.6%
Ametek, Inc. 7.200% 7/15/2008	5,774,000	5,812,339
Anixter International, Inc. 5.950% 3/01/2015	2,800,000	2,467,500
		8,279,839
Electronics — 0.2%
Thomas & Betts Corp. Series B 6.390% 2/10/2009	1,051,000	1,057,706
Thomas & Betts Corp. 6.625% 5/07/2008	2,151,000	2,151,260
		3,208,966
Environmental Controls — 0.6%
Allied Waste North America, Inc. Series B 5.750% 2/15/2011	1,899,000	1,880,010
Allied Waste North America, Inc. 6.500% 11/15/2010	6,395,000	6,450,956
Republic Services, Inc. 6.750% 8/15/2011	78,000	81,985
		8,412,951
Foods — 0.8%
Conagra, Inc. 6.750% 9/15/2011	121,248	128,689
The Hershey Co. 7.200% 8/15/2027	538,000	592,174
Kellogg Co. 5.125% 12/03/2012	2,700,000	2,753,349
Sara Lee Corp. 3.875% 6/15/2013	749,000	699,093
Smithfield Foods, Inc. 7.000% 8/01/2011	7,070,000	6,999,300
		11,172,605
Forest Products & Paper — 0.2%
Rock-Tenn Co. 5.625% 3/15/2013	505,000	466,494
Rock-Tenn Co. 8.200% 8/15/2011	1,891,000	1,961,912

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rock-Tenn Co.(b) 9.250% 3/15/2016	$530,000	$556,500
		2,984,906
Gas — 0.2%
Northern Natural Gas Co.(b) 7.000% 6/01/2011	709,000	762,879
Piedmont Natural Gas Co. Series E 6.000% 12/19/2033	1,573,000	1,440,659
Southwest Gas Corp. 8.375% 2/15/2011	1,133,000	1,192,577
		3,396,115
Health Care – Products — 0.1%
Boston Scientific Corp. 5.450% 6/15/2014	91,000	85,540
Covidien International Finance SA(b) 6.550% 10/15/2037	1,755,000	1,794,080
		1,879,620
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.000% 8/15/2013	1,411,000	1,396,890
Leucadia National Corp. 7.750% 8/15/2013	1,848,000	1,864,170
		3,261,060
Home Builders — 0.1%
Centex Corp. 7.875% 2/01/2011	1,480,000	1,446,700
D.R. Horton, Inc. 4.875% 1/15/2010	534,000	507,300
Lennar Corp. Series B 5.125% 10/01/2010	340,000	299,200
		2,253,200
Household Products — 0.2%
Kimberly-Clark Corp. 6.125% 8/01/2017	2,380,000	2,546,869
Housewares — 0.2%
Newell Rubbermaid, Inc. 4.000% 5/01/2010	1,684,000	1,663,100
Toro Co. 7.800% 6/15/2027	773,000	847,030
		2,510,130
Insurance — 0.1%
Lincoln National Corp. 6.300% 10/09/2037	1,245,000	1,184,340

	Principal Amount	Value
Investment Companies — 0.1%
Xstrata Finance Canada(b) 5.800% 11/15/2016	$1,023,000	$981,106
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	1,347,000	1,298,675
Lodging — 1.0%
Harrah's Operating Co., Inc. 5.500% 7/01/2010	1,590,000	1,411,125
Marriott International, Inc. 6.200% 6/15/2016	4,038,000	3,944,856
MGM Mirage 6.000% 10/01/2009	4,111,000	4,100,723
MGM Mirage 6.750% 9/01/2012	3,197,000	2,973,210
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/2013	760,000	754,048
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/2012	1,909,000	2,010,841
		15,194,803
Machinery – Diversified — 0.2%
Briggs & Stratton Corp. 8.875% 3/15/2011	2,713,000	2,807,955
Manufacturing — 1.1%
Bombardier, Inc.(b) 6.750% 5/01/2012	1,156,000	1,179,120
Carlisle Cos., Inc. 6.700% 5/15/2008	3,326,000	3,328,375
Cooper US, Inc. 6.100% 7/01/2017	2,110,000	2,198,388
Dover Corp. 6.250% 6/01/2008	1,478,000	1,480,465
General Electric Co. 5.250% 12/06/2017	1,145,000	1,139,489
Pentair, Inc. 7.850% 10/15/2009	3,100,000	3,158,485
Tyco Electronics Group SA(b) 6.000% 10/01/2012	1,215,000	1,238,883
Tyco Electronics Group SA(b) 6.550% 10/01/2017	1,100,000	1,126,180
Tyco Electronics Group SA(b) 7.125% 10/01/2037	1,280,000	1,310,877
		16,160,262

	Principal Amount	Value
Media — 3.7%
Belo Corp. 8.000% 11/01/2008	$2,526,000	$2,550,412
CBS Corp. 6.625% 5/15/2011	3,558,000	3,665,968
CBS Corp. 7.875% 7/30/2030	970,000	994,026
Clear Channel Communications, Inc. 4.250% 5/15/2009	1,877,000	1,792,535
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/2013	121,000	135,540
Comcast Cable Communications, Inc. 9.800% 2/01/2012	155,000	174,733
Comcast Corp. 5.500% 3/15/2011	1,142,000	1,149,713
COX Communications, Inc. 4.625% 1/15/2010	10,282,000	10,236,708
COX Communications, Inc. 6.750% 3/15/2011	196,000	205,360
COX Enterprises, Inc.(b) 4.375% 5/01/2008	4,408,000	4,408,000
Echostar DBS Corp. 7.125% 2/01/2016	2,284,000	2,244,030
Knight-Ridder, Inc. 7.125% 6/01/2011	690,000	614,100
McGraw-Hill Cos., Inc. 5.375% 11/15/2012	2,500,000	2,508,415
News America Holdings, Inc. 6.750% 1/09/2038	1,478,000	1,574,094
News America Holdings, Inc. 8.875% 4/26/2023	1,976,000	2,305,812
Rogers Cable, Inc. 5.500% 3/15/2014	822,000	805,404
Rogers Cable, Inc. 7.875% 5/01/2012	2,398,000	2,572,047
Scholastic Corp. 5.000% 4/15/2013	1,749,000	1,476,990
Shaw Communications, Inc. 8.250% 4/11/2010	4,856,000	5,050,240
Thomson Corp. 5.700% 10/01/2014	4,690,000	4,552,583
Thomson Corp. 6.200% 1/05/2012	1,959,000	1,943,645
Time Warner, Inc. 5.875% 11/15/2016	3,033,000	2,956,471

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Viacom, Inc. 6.250% 4/30/2016	$1,188,000	$1,200,538
		55,117,364
Metal Fabricate & Hardware — 0.2%
Timken Co. 5.750% 2/15/2010	2,969,000	3,037,771
Mining — 0.6%
Alcan, Inc. 6.250% 11/01/2008	1,848,000	1,865,126
Codelco, Inc.(b) 6.150% 10/24/2036	1,503,000	1,463,413
Vale Overseas Ltd. 6.250% 1/23/2017	1,626,000	1,666,650
Vale Overseas Ltd. 6.875% 11/21/2036	1,494,000	1,512,077
Vulcan Materials Co. 6.000% 4/01/2009	2,957,000	3,009,451
		9,516,717
Office Equipment/Supplies — 0.1%
Xerox Corp. 5.500% 5/15/2012	1,175,000	1,175,396
Office Furnishings — 0.2%
Herman Miller, Inc. 7.125% 3/15/2011	2,259,000	2,464,727
Oil & Gas — 0.9%
Mobil Corp. 8.625% 8/15/2021	3,326,000	4,418,521
Newfield Exploration Co. 7.625% 3/01/2011	987,000	1,033,883
OAO Gazprom(b) 9.625% 3/01/2013	1,520,000	1,725,200
The Premcor Refining Group, Inc. 6.750% 5/01/2014	1,105,000	1,105,257
Tesoro Corp. 6.500% 6/01/2017	1,100,000	1,009,250
XTO Energy, Inc. 4.900% 2/01/2014	3,746,000	3,679,033
		12,971,144
Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/2014	1,009,000	981,253
Packaging & Containers — 0.3%
Bemis Co., Inc. 6.500% 8/15/2008	831,000	836,878
Packaging Corp. of America 5.750% 8/01/2013	1,050,000	1,025,914

	Principal Amount	Value
Pactiv Corp. 5.875% 7/15/2012	$1,140,000	$1,145,553
Pactiv Corp. 6.400% 1/15/2018	1,025,000	1,020,204
Sealed Air Corp.(b) 6.875% 7/15/2033	717,000	674,956
		4,703,505
Pharmaceuticals — 0.0%
Abbott Laboratories 5.600% 11/30/2017	200,000	206,722
Pipelines — 2.4%
Alliance Pipeline LP(b) 6.996% 12/31/2019	1,146,148	1,318,609
Boardwalk Pipelines LLC 5.500% 2/01/2017	914,000	863,576
Colonial Pipeline Co.(b) 7.630% 4/15/2032	1,656,000	1,874,753
Consolidated Natural Gas Co. Series C 6.250% 11/01/2011	3,500,000	3,650,962
Duke Energy Field Services Corp. 7.875% 8/16/2010	2,846,000	3,015,306
Enbridge, Inc. 5.800% 6/15/2014	4,010,000	4,058,802
Enterprise Products Operating LP 7.500% 2/01/2011	735,000	778,576
Gulf South Pipeline Co. LP(b) 5.050% 2/01/2015	868,000	824,314
Kern River Funding Corp.(b) 4.893% 4/30/2018	2,933,701	2,845,221
Kinder Morgan Energy Partners LP 6.000% 2/01/2017	685,000	684,924
Kinder Morgan Energy Partners LP 6.300% 2/01/2009	822,000	833,570
Kinder Morgan Energy Partners LP 6.500% 2/01/2037	571,000	545,270
Kinder Morgan Energy Partners LP 6.950% 1/15/2038	2,160,000	2,189,722
Kinder Morgan Energy Partners LP 7.125% 3/15/2012	59,000	62,312
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/2015	585,000	566,821

	Principal Amount	Value
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/2014	$1,891,000	$1,934,344
Plains All American Pipeline Co. 5.625% 12/15/2013	2,197,000	2,190,187
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/2009	475,000	477,421
Southern Natural Gas Co.(b) 5.900% 4/01/2017	1,345,000	1,339,305
Texas Eastern Transmission LP(b) 6.000% 9/15/2017	850,000	863,873
Trans-Canada Pipelines Ltd. 6.200% 10/15/2037	2,455,000	2,358,491
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/2012	1,830,000	2,017,575
		35,293,934
Real Estate Investment Trusts (REITS) — 0.9%
Brandywine Operating Partnership LP 5.625% 12/15/2010	1,686,000	1,625,479
BRE Properties, Inc. 7.450% 1/15/2011	1,848,000	1,906,894
iStar Financial, Inc. Series B 4.875% 1/15/2009	703,000	662,577
iStar Financial, Inc. Series B 5.700% 3/01/2014	1,347,000	1,139,899
Prologis 5.250% 11/15/2010	3,508,000	3,470,443
Senior Housing Properties Trust 8.625% 1/15/2012	457,000	474,138
Weingarten Realty Investors, Series A 7.500% 12/19/2010	3,650,000	3,860,930
		13,140,360
Retail — 0.4%
J.C. Penney Corp., Inc. 7.950% 4/01/2017	649,000	667,231
Lowe's Cos., Inc. 5.600% 9/15/2012	1,350,000	1,392,896
McDonald's Corp. 6.300% 10/15/2037	645,000	659,834

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sears Roebuck Accep Corp. 6.750% 8/15/2011	$167,216	$161,445
Yum! Brands, Inc. 6.875% 11/15/2037	2,405,000	2,355,842
		5,237,248
Savings & Loans — 0.5%
Glencore Funding LLC(b) 6.000% 4/15/2014	2,330,000	2,224,735
TRAINS VRN(b) 6.962% 1/15/2012	1,949,248	2,049,128
Washington Mutual Bank 5.650% 8/15/2014	4,038,000	3,563,535
		7,837,398
Software — 0.4%
Fidelity National Information Services, Inc. 4.750% 9/15/2008	1,035,000	988,425
Fiserv, Inc. 6.125% 11/20/2012	4,565,000	4,637,885
		5,626,310
Telecommunications — 2.4%
AT&T, Inc. 6.000% 3/15/2009	15,000	15,216
AT&T, Inc. 6.500% 9/01/2037	1,485,000	1,512,104
British Telecom PLC STEP 9.125% 12/15/2030	1,050,000	1,347,051
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/2030	4,535,000	5,625,563
Embarq Corp. 7.082% 6/01/2016	1,046,000	1,037,768
Qwest Corp. 7.875% 9/01/2011	3,715,000	3,807,875
Qwest Corp. 8.875% 3/15/2012	3,696,000	3,899,280
Rogers Wireless Communications, Inc. 6.375% 3/01/2014	1,553,000	1,584,837
Sprint Capital Corp. 6.125% 11/15/2008	6,669,000	6,618,982
Sprint Capital Corp. 6.900% 5/01/2019	1,373,000	1,132,725
Sprint Nextel Corp. 6.000% 12/01/2016	3,490,000	2,844,350
Telecom Italia Capital SA 6.000% 9/30/2034	153,000	136,682

	Principal Amount	Value
Telefonica Emisones, S.A.U. 7.045% 6/20/2036	$2,845,000	$3,109,972
Verizon Global Funding Corp. 4.375% 6/01/2013	840,000	826,293
Verizon Global Funding Corp. 7.750% 12/01/2030	987,000	1,121,593
Verizon Virginia, Inc., Series A 4.625% 3/15/2013	46,000	44,510
		34,664,801
Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/2012	1,306,000	1,357,762
Transportation — 0.7%
Burlington Northern Santa Fe Corp. 6.750% 3/15/2029	2,658,000	2,714,669
Canadian National Railway Co. 5.850% 11/15/2017	1,200,000	1,243,308
Canadian National Railway Co. 6.375% 11/15/2037	1,070,000	1,100,944
Con-way, Inc. 8.875% 5/01/2010	1,848,000	1,975,824
CSX Corp. 6.250% 10/15/2008	2,853,000	2,879,402
CSX Corp. 7.250% 5/01/2027	733,000	755,201
Federal Express Corp. 7.500% 7/15/2019	72,829	79,565
Norfolk Southern Corp. 7.250% 2/15/2031	110,000	121,993
		10,870,906
Trucking & Leasing — 0.3%
TTX Co.(b) 4.500% 12/15/2010	4,805,000	4,952,201
TOTAL CORPORATE DEBT — 34.2% (Cost $511,232,221)		502,520,221
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.1%
Agency Collateral CMO — 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/2022	1,012,341	1,081,148

	Principal Amount	Value
Airlines — 0.0%
United Air Lines, Inc.(c) (d) 10.110% 12/31/2049	$435,775	$-
Commercial MBS — 6.2%
280 Pk Ave Tr(b) 6.148% 2/03/2011	1,104,044	1,124,347
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/2051	7,525,000	7,453,175
Banc of America Large Loan, Series 2001-FMA, Class A2(b) 6.490% 12/13/2016	1,404,000	1,446,879
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/2044	5,025,000	4,919,466
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/2045	3,125,000	3,074,597
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/2050	2,200,000	2,157,105
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	6,325,000	6,328,563
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/2049	3,570,000	3,553,874
Credit Suisse Mortgage Pass Through Certificates, Series 2008, Class Aj 6.962% 1/15/2018	4,500,000	3,783,784

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/2043	$3,000,000	$2,924,391
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507% 10/15/2035	116,730	117,066
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/2040	15,165,000	14,597,846
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/2049	3,050,000	2,921,620
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/2044	14,206,000	13,761,034
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/2049	7,750,000	7,676,721
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B(b) 6.920% 2/03/2009	2,218,000	2,285,179
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/2047	4,525,000	4,388,211
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/2051	7,970,000	7,984,666
		90,498,524
Electric — 0.1%
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	1,096,605	1,083,161

	Principal Amount	Value
Home Equity ABS — 0.3%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/2028	$27,063	$26,996
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/2037	10,323,000	3,810,798
		3,837,794
Student Loans ABS — 0.7%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 3.599% 9/20/2010	2,284,000	2,008,493
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/2018	414,801	410,498
Emerald Investment Grade CBO Ltd. FRN(b) 5.365% 5/24/2011	458,675	456,382
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(b) 5.113% 1/11/2013	3,050,000	2,113,345
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(b) 3.142% 6/20/2014	5,000,000	3,028,125
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN(b) 4.542% 9/20/2010	1,750,000	1,539,453
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN(b) 5.142% 9/20/2010	1,350,000	1,171,968
		10,728,264
WL Collateral CMO — 5.7%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	5,264,030	4,927,214

	Principal Amount	Value
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.880% 7/20/2036	$2,991,346	$2,782,421
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.527% 8/25/2034	1,757,481	1,715,273
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 3.988% 7/25/2034	4,079,368	3,972,414
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1 VRN 4.237% 7/25/2037	10,388,128	10,143,146
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.609% 2/25/2034	314,634	285,958
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 7.230% 9/25/2033	320,093	308,209
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	65,068	67,406
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.699% 8/25/2034	415,527	329,705
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.990% 1/19/2038	3,881,089	3,022,242
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.005% 5/25/2037	6,578,724	6,142,105
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 7.028% 8/25/2034	761,031	676,111

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1 VRN 3.753% 11/25/2033	$4,632,246	$4,335,145
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN 5.007% 7/25/2035	1,023,200	993,891
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.145% 8/25/2036	1,710,878	1,369,916
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 7.043% 7/25/2033	43,114	31,057
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.085% 2/25/2034	143,329	129,306
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 7.200% 2/25/2034	24,316	23,301
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 3.065% 12/25/2036	1,782,077	1,300,083
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.075% 6/25/2046	7,419,275	5,768,871
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.085% 4/25/2046	4,947,545	3,847,298
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.989% 3/25/2034	538,529	535,360
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	4,696,577	4,684,836

	Principal Amount	Value
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/2034	$896,085	$864,652
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/2034	1,975,152	1,837,972
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.258% 1/25/2035	7,306,791	6,532,039
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 5.476% 4/25/2044	1,332,728	1,054,530
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN 4.110% 6/25/2035	6,324,032	5,949,741
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.232% 9/25/2034	4,994,280	4,769,900
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.571% 12/25/2034	6,299,198	6,104,987
		84,505,089
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 6.977% 6/25/2032	414,610	413,178
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.1% (Cost $209,107,543)		192,147,158
SOVEREIGN DEBT OBLIGATIONS — 0.9%
Province of Ontario 4.750% 1/19/2016	6,760,000	6,988,252
United Mexican States 5.625% 1/15/2017	5,239,000	5,506,189
TOTAL SOVEREIGN DEBT OBLIGATIONS — 0.9% (Cost $11,716,259)		12,494,441

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 40.0%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/2029	$1,600,022	$1,650,718
Federal National Mortgage Association 6.750% 4/25/2018	1,136,089	1,192,001
New Valley Generation IV, Series 2003-1, Class 2003-1 4.687% 1/15/2022	1,688,543	1,744,813
		4,587,532
Pass-Through Securities — 39.7%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/2042	15,800,000	16,127,850
Federal Home Loan Mortgage Corp.
Pool #E01481 4.500% 10/01/2018	194,074	193,127
Pool #A46682 4.500% 8/01/2035	61,133,425	58,370,476
Pool #A38009 5.000% 10/01/2035	21,458,507	21,123,217
Pool #J00668 5.500% 12/01/2020	8,997,034	9,187,869
Pool #J00901 5.500% 12/01/2020	1,641,390	1,673,897
Pool #G18090 5.500% 12/01/2020	5,667,454	5,787,666
Pool #J00890 5.500% 1/01/2021	10,138,201	10,353,241
Pool #J01241 5.500% 3/01/2021	10,562,506	10,771,692
Pool #C01283 5.500% 11/01/2031	26,152	26,477
Pool #G01563 5.500% 6/01/2033	4,820,898	4,868,354
Pool #E84025 6.000% 6/01/2016	641,384	661,653
Pool #G11431 6.000% 2/01/2018	79,704	82,223
Pool #G11122 6.500% 5/01/2016	512,112	529,156
Pool #E84450 6.500% 7/01/2016	79,824	82,534

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E84580 6.500% 7/01/2016	$224,017	$231,639
Pool #E84660 6.500% 7/01/2016	11,967	12,365
Pool #E90508 6.500% 7/01/2017	298,175	308,099
Pool #C00836 7.000% 7/01/2029	75,803	79,919
Pool #C35095 7.000% 1/01/2030	32,031	33,770
Pool #C49314 7.000% 4/01/2031	9,070	9,563
Pool #C51422 7.000% 5/01/2031	10,387	10,951
Pool #C51550 7.000% 5/01/2031	9,821	10,355
Pool #C53034 7.000% 6/01/2031	17,511	18,462
Pool #C53267 7.000% 6/01/2031	7,930	8,361
Pool #E00856 7.000% 9/01/2031	445,947	470,161
Pool #G01317 7.000% 10/01/2031	320,117	337,499
Pool #E00856 7.500% 6/01/2015	71,642	75,685
Pool #G00143 7.500% 6/01/2023	5,371	5,704
Pool #C55867 7.500% 2/01/2030	121,977	129,911
Pool #C37986 7.500% 5/01/2030	5,121	5,461
Pool #C39755 7.500% 6/01/2030	1,200	1,279
Pool #C40675 7.500% 7/01/2030	484	517
Pool #C41253 7.500% 8/01/2030	1,097	1,171
Pool #C41497 7.500% 9/01/2030	372	397
Pool #C42427 7.500% 9/01/2030	2,432	2,594
Pool #C42446 7.500% 9/01/2030	4,157	4,434
Pool #C42538 7.500% 9/01/2030	11,224	11,957
Pool #C42340 7.500% 9/01/2030	447	477
Pool #C43930 7.500% 10/01/2030	20,288	21,643
Pool #C43962 7.500% 10/01/2030	43,094	45,972
Pool #C44509 7.500% 11/01/2030	17,730	18,926

	Principal Amount	Value
Pool #C44732 7.500% 11/01/2030	$4,689	$4,941
Pool #C44830 7.500% 11/01/2030	477	509
Pool #C44535 7.500% 11/01/2030	3,706	3,953
Pool #C45235 7.500% 12/01/2030	191,354	204,135
Pool #C45304 7.500% 12/01/2030	668	712
Pool #C46038 7.500% 12/01/2030	3,196	3,409
Pool #C46560 7.500% 1/01/2031	848	904
Pool #C46566 7.500% 1/01/2031	10,388	11,089
Pool #C46810 7.500% 1/01/2031	3,163	3,373
Pool #C47060 7.500% 1/01/2031	4,050	4,319
Pool #C47063 7.500% 1/01/2031	15,766	16,806
Pool #C46309 7.500% 1/01/2031	2,374	2,532
Pool #C01116 7.500% 1/01/2031	7,726	8,241
Pool #E00842 8.000% 3/01/2015	218,770	233,902
Pool #E00843 8.000% 4/01/2015	99,153	105,870
Pool #E00852 8.000% 5/01/2015	52,852	56,531
Pool #E80782 8.000% 7/01/2015	15,098	16,201
Pool #E80998 8.000% 7/01/2015	32,917	35,008
Pool #E81091 8.000% 7/01/2015	25,840	27,736
Pool #E81151 8.000% 8/01/2015	95,303	102,234
Pool #555481 8.250% 5/01/2017	73,690	79,441
Pool #G00653 8.500% 11/01/2025	80,727	87,656
Pool #554904 9.000% 3/01/2017	2,087	2,261
Federal Home Loan Mortgage Corp. TBA Pool #25524(f) 5.500% 12/01/2099	55,542,000	55,858,762
Federal National Mortgage Association
Pool #775539 3.905% 5/01/2034	2,734,137	2,751,937

	Principal Amount	Value
Pool #888586 4.363% 10/01/2034	$6,947,128	$7,005,748
Pool #740447 4.500% 9/01/2018	93,314	92,990
Pool #826497 4.500% 7/01/2020	1,139,208	1,130,263
Pool #357927 4.500% 7/01/2020	1,063,773	1,055,421
Pool #822542 4.500% 8/01/2020	717,629	711,771
Pool #825757 4.500% 8/01/2020	974,128	966,479
Pool #832075 4.500% 8/01/2020	356,907	354,105
Pool #837910 4.500% 8/01/2020	546,947	542,995
Pool #838786 4.500% 8/01/2020	1,276,743	1,266,320
Pool #832980 4.500% 9/01/2020	643,364	638,111
Pool #839289 4.500% 9/01/2020	701,687	695,958
Pool #840644 4.500% 9/01/2020	813,718	807,075
Pool #850102 4.500% 9/01/2020	1,173,435	1,164,955
Pool #845159 4.500% 1/01/2021	641,660	635,619
Pool #880439 4.500% 4/01/2021	1,044,261	1,034,430
Pool #8134 4.500% 12/01/2099	33,580,000	33,175,992
Pool #675713 5.000% 3/01/2018	76,189	77,276
Pool # 832900 5.000% 9/01/2035	34,080,142	33,539,651
Pool #626582 5.500% 3/01/2017	16,482	16,669
Pool #637812 5.500% 4/01/2017	8,794	8,894
Pool #674149 5.500% 11/01/2017	105,913	107,100
Pool #684173 5.500% 2/01/2018	50,239	50,800
Pool #813926 5.500% 11/01/2020	7,181,650	7,337,346
Pool #844564 5.500% 12/01/2020	7,817,606	7,976,096
Pool #848808 5.500% 1/01/2021	9,819,206	10,018,274
Pool #888468 5.500% 9/01/2021	24,941,768	25,447,423
Pool #555880 5.500% 11/01/2033	299,853	302,640

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #757830 5.500% 6/01/2035	$781,156	$786,832
Pool #824651 5.500% 7/01/2035	998,214	1,005,466
Pool #825868 5.500% 8/01/2035	2,005,791	2,020,364
Pool #832972 5.500% 9/01/2035	2,421,292	2,438,128
Pool #832632 5.500% 9/01/2035	4,794,328	4,827,663
Pool #832682 5.500% 9/01/2035	5,965,735	6,007,216
Pool #832739 5.500% 9/01/2035	6,078,164	6,120,426
Pool #832787 5.500% 9/01/2035	10,695,681	10,770,049
Pool #832866 5.500% 9/01/2035	4,870,755	4,904,622
Pool #833387 5.500% 9/01/2035	3,928,974	3,956,292
Pool #346537 6.000% 5/01/2011	15,848	16,346
Pool #51429 6.000% 12/01/2099	6,200,000	6,321,578
Pool #545636 6.500% 5/01/2017	551,924	574,583
Pool #893524 6.500% 9/01/2036	2,004,534	2,077,042
Pool #922472 6.500% 3/01/2037	2,757,928	2,857,687
Pool #923383 6.500% 6/01/2037	5,699,870	5,907,827
Pool #928596 6.500% 7/01/2037	921,149	954,468
Pool #936866 6.500% 7/01/2037	3,698,723	3,832,513
Pool #944117 6.500% 7/01/2037	936,495	970,662
Pool #256845 6.500% 8/01/2037	19,191,367	19,885,556
Pool #928661 6.500% 9/01/2037	8,403,706	8,707,684
Pool #946924 6.500% 9/01/2037	3,522,150	3,649,552
Pool #955012 6.500% 9/01/2037	7,466,072	7,736,134
Pool #933026 6.500% 10/01/2037	908,690	941,559
Pool #941888 6.500% 10/01/2037	1,868,110	1,935,683
Pool #947082 6.500% 10/01/2037	9,534,576	9,879,459
Pool #947699 6.500% 10/01/2037	3,593,311	3,723,288

	Principal Amount	Value
Pool #52510 6.500% 12/01/2099	$57,343,000	$59,206,647
Pool #524355 7.000% 12/01/2029	164	175
Pool #527416 7.000% 1/01/2030	8,600	9,056
Pool #254379 7.000% 7/01/2032	217,654	230,832
Pool #252717 7.500% 9/01/2029	15,558	16,560
Pool #535996 7.500% 6/01/2031	50,921	54,236
Pool #254009 7.500% 10/01/2031	182,073	193,723
Pool #253394 8.000% 7/01/2020	95,985	104,710
Pool #323992 8.000% 11/01/2029	7,960	8,551
Pool #525725 8.000% 2/01/2030	19,365	20,799
Pool #537433 8.000% 5/01/2030	9,695	10,422
Pool #538185 8.000% 5/01/2030	1,462	1,552
Pool #253266 8.000% 5/01/2030	24,917	26,774
Pool #253347 8.000% 6/01/2030	25,260	27,147
Pool #536271 8.000% 6/01/2030	13,523	14,501
Pool #544976 8.000% 7/01/2030	2,902	3,111
Pool #535428 8.000% 8/01/2030	38,670	41,451
Pool #543290 8.000% 9/01/2030	73	79
Pool #547786 8.000% 9/01/2030	4,971	5,325
Pool #550767 8.000% 9/01/2030	44,774	47,986
Pool #553061 8.000% 9/01/2030	16,825	18,030
Pool #253481 8.000% 10/01/2030	28,373	30,414
Pool #535533 8.000% 10/01/2030	24,982	26,779
Pool #561789 8.000% 10/01/2030	95,763	102,781
Pool #560741 8.000% 11/01/2030	3,506	3,762
Pool #559450 8.000% 1/01/2031	1,409	1,509
Pool #253644 8.000% 2/01/2031	12,303	13,189

	Principal Amount	Value
Pool #581170 8.000% 5/01/2031	$18,684	$20,033
Pool #583916 8.000% 5/01/2031	10,035	10,757
Pool #593848 8.000% 7/01/2031	1,185	1,266
Pool #190317 8.000% 8/01/2031	169,582	181,781
Pool #545240 8.000% 9/01/2031	17,391	18,641
Pool #541202 8.500% 8/01/2026	196,184	211,871
Federal National Mortgage Association TBA Pool #3273(f) 4.500% 12/01/2099	28,812,000	27,465,938
Government National Mortgage Association
Pool #423828 6.000% 6/15/2011	17,384	17,993
Pool #518418 6.000% 8/15/2029	105,223	109,110
Pool #404246 6.500% 8/15/2028	2,174	2,282
Pool #418295 6.500% 1/15/2029	1,938	2,033
Pool #781038 6.500% 5/15/2029	351,058	368,535
Pool #527586 6.500% 5/15/2031	2,326	2,443
Pool #781468 6.500% 7/15/2032	29,915	31,363
Pool #781496 6.500% 9/15/2032	144,371	151,604
Pool #662591 6.500% 11/15/2036	374,212	389,108
Pool #662759 6.500% 12/15/2036	457,122	475,318
Pool #663361 6.500% 1/15/2037	2,665,190	2,771,278
Pool #667568 6.500% 4/15/2037	170,978	177,783
Pool #667818 6.500% 4/15/2037	279,125	290,235
Pool #667454 6.500% 5/15/2037	3,649,269	3,794,527
Pool #669032 6.500% 5/15/2037	5,664,232	5,889,695
Pool #670484 6.500% 6/15/2037	490,177	509,688
Pool #664937 6.500% 8/15/2037	47,166	49,043
Pool #670668 6.500% 8/15/2037	10,458,885	10,875,198

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #671489 6.500% 8/15/2037	$378,702	$393,776
Pool #671502 6.500% 8/15/2037	679,820	706,880
Pool #673751 6.500% 8/15/2037	1,990,884	2,070,131
Pool #664352 6.500% 9/15/2037	2,609,833	2,713,716
Pool #363066 7.000% 8/15/2023	29,811	31,590
Pool #352049 7.000% 10/15/2023	18,464	19,567
Pool #354674 7.000% 10/15/2023	23,234	24,613
Pool #358555 7.000% 10/15/2023	18,684	19,806
Pool #345964 7.000% 11/15/2023	21,307	22,579
Pool #380866 7.000% 3/15/2024	4,760	5,042
Pool #781124 7.000% 12/15/2029	33,419	35,481
Pool #781319 7.000% 7/15/2031	811,060	859,090
Pool #581417 7.000% 7/15/2032	200,975	212,625
Pool #588012 7.000% 7/15/2032	85,220	90,160
Pool #565982 7.000% 7/15/2032	57,788	61,138
Pool #591581 7.000% 8/15/2032	28,268	29,907
Pool #307830 7.250% 7/20/2021	177,566	189,069
Pool #314265 7.250% 8/20/2021	199,635	212,163
Pool #314280 7.250% 9/20/2021	56,037	59,420
Pool #316478 7.250% 10/20/2021	70,058	74,353
Pool #332232 7.250% 7/20/2022	139,224	148,273
Pool #410343 7.500% 6/15/2011	18,312	18,899
Pool #398964 7.500% 11/15/2011	6,990	7,220
Pool #190766 7.500% 1/15/2017	42,161	44,638
Pool #203038 7.500% 3/15/2017	10,374	10,901
Pool #203940 7.500% 4/15/2017	150,041	158,538
Pool #187548 7.500% 4/15/2017	35,155	37,232

	Principal Amount	Value
Pool #181168 7.500% 5/15/2017	$62,888	$66,638
Pool #201622 7.500% 5/15/2017	69,220	73,314
Pool #210627 7.500% 5/15/2017	9,256	9,815
Pool #192796 7.500% 6/15/2017	9,851	10,416
Pool #357262 7.500% 9/15/2023	13,446	14,352
Pool #780332 8.000% 11/15/2009	3,452	3,498
Pool #432175 8.000% 11/15/2026	290	318
Pool #441009 8.000% 11/15/2026	4,452	4,796
Pool #522777 8.000% 12/15/2029	7,759	8,410
Pool #523025 8.000% 2/15/2030	3,795	4,106
Pool #434719 8.000% 2/15/2030	422	462
Pool #508661 8.000% 3/15/2030	5,697	6,173
Pool #523043 8.000% 3/15/2030	403	441
Pool #523839 8.000% 3/15/2030	1,800	1,951
Pool #529134 8.000% 3/15/2030	2,217	2,403
Pool #477036 8.000% 4/15/2030	1,631	1,768
Pool #503157 8.000% 4/15/2030	52,852	57,204
Pool #528714 8.000% 4/15/2030	2,331	2,527
Pool #544640 8.000% 11/15/2030	110,022	119,259
Pool #531298 8.500% 8/15/2030	4,312	4,708
Pool #031179 9.000% 5/15/2009	761	775
Pool #036371 9.000% 10/15/2009	670	685
		582,976,696
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 40.0% (Cost $580,158,850)		587,564,228

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Notes — 9.4%
U.S. Treasury Bond(g) 6.125% 11/15/2027	$11,828,000	$14,304,487
U.S. Treasury Bond(h) (g) 6.125% 8/15/2029	27,308,000	33,264,557
U.S. Treasury Bond 6.875% 8/15/2025	4,495,000	5,787,664
U.S. Treasury Bond(g) 7.125% 2/15/2023	3,216,000	4,167,986
U.S. Treasury Inflation Index 0.875% 4/15/2010	4,329,654	4,393,921
U.S. Treasury Note 2.500% 3/31/2013	850,000	827,887
U.S. Treasury Note 4.500% 5/15/2017	24,395,000	25,818,678
U.S. Treasury Note(g) 4.875% 5/31/2011	46,825,000	50,108,238
		138,673,418
TOTAL U.S. TREASURY OBLIGATIONS — 9.4% (Cost $138,350,201)		138,673,418
TOTAL BONDS & NOTES (Cost $1,450,565,074)		1,433,399,466
TOTAL LONG-TERM INVESTMENTS — 97.7% (Cost $1,451,815,074)		1,434,549,466
	Number of Shares
SHORT-TERM INVESTMENTS — 16.1%
Cash Equivalents — 0.3%(i)
State Street Navigator Securities Lending Prime Portfolio	4,351,988	4,351,988
	Principal Amount
Commercial Paper — 15.8%
Alcoa, Inc. 3.050% 5/13/2008	$12,283,000	12,270,512
Aluminum Co. 3.030% 5/12/2008	12,000,000	11,988,890
Autoliv Asp, Inc. 3.030% 5/20/2008	9,000,000	8,985,607
Black & Decker Corp. 2.800% 5/08/2008	6,112,000	6,108,672
Black & Decker Corp. 2.950% 5/05/2008	1,474,000	1,473,517
Black & Decker Corp. 3.150% 5/21/2008	6,415,000	6,403,774

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cadbury Schweppes Finance 3.250% 5/14/2008	$12,611,000	$12,596,200
Clorox Co. (the) 3.000% 5/22/2008	10,000,000	9,982,500
Computer Sciences Co. 3.100% 5/19/2008	10,000,000	9,984,500
Covidien International 3.000% 5/28/2008	9,933,000	9,910,651
Dominion Resources 3.100% 5/29/2008	8,435,000	8,414,662
Dow Chemical Co. 3.080% 8/01/2008	4,689,000	4,652,092
Dow Chemical Co. 3.100% 7/01/2008	7,799,000	7,758,034
Duke Energy Carolinas 3.250% 5/01/2008	9,489,000	9,489,000
Fortune Brands, Inc. 2.900% 5/16/2008	11,766,000	11,751,783
Gannett Co., Inc. 3.150% 5/09/2008	10,327,000	10,319,771
General Mills, Inc. 3.050% 5/19/2008	2,846,000	2,841,660
Kellogg Co. 2.900% 5/07/2008	10,922,000	10,916,721
Pearson Holdings, Inc. 3.000% 5/15/2008	9,000,000	8,989,500
Public Service Co. of Colorado 3.100% 6/02/2008	9,000,000	8,975,200
Ryder System, Inc. 3.050% 7/02/2008	10,485,000	10,429,925
Textron Financial 3.050% 5/05/2008	11,475,000	11,471,111
Time Warner, Inc. 2.940% 5/06/2008	10,000,000	9,995,917
United Healthcare Co. 2.850% 5/27/2008	8,449,000	8,431,609
Vulcan Matls Co. 3.100% 5/30/2008	6,866,000	6,848,854
Wellpoint, Inc. 3.050% 5/02/2008	11,714,000	11,713,007
		232,703,669
TOTAL SHORT-TERM INVESTMENTS (Cost $237,055,657)		237,055,657
TOTAL INVESTMENTS — 113.8% (Cost $1,688,870,731)(j)		1,671,605,123
Other Assets/ (Liabilities) — (13.8%)		(203,345,559)
NET ASSETS — 100.0%		$1,468,259,564

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

TBA  - To Be Announced

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $74,674,489 or 5.09% of net assets.

(c)  This security is valued in good faith under procedures established by the Board of Trustees.

(d)  Security is currently in default.

(e)  Denotes all or a portion of security on loan. (Note 2).

(f)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(h)  This security is held as collateral for open futures contracts. (Note 2).

(i)  Represents investment of security lending collateral (Note 2).

(j)  See Note 6 for aggregate cost for Federal tax purposes.

(k)  Restricted security. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%
COMMON STOCK — 0.0%
Telecommunications — 0.0%
Manitoba Telecom Services	1,909	$75,632
TOTAL COMMON STOCK — 0.0% (Cost $64,333)		75,632
PREFERRED STOCK — 0.2%
Special Value Expansion Fund LLC (Acquired 8/28/07, Cost $750,000)(a) (b) (f)	7,500	690,000
TOTAL PREFERRED STOCK — 0.2% (Cost $750,000)		690,000
TOTAL EQUITIES (Cost $814,333)		765,632
	Principal Amount
BONDS & NOTES — 98.4%
CORPORATE DEBT — 35.5%
Aerospace & Defense — 0.4%
L-3 Communications Corp. 6.125% 7/15/2013	$920,000	913,100
TransDigm, Inc. 7.750% 7/15/2014	460,000	470,350
Vought Aircraft Industries, Inc. 8.000% 7/15/2011	275,000	261,250
		1,644,700
Agriculture — 0.4%
Cargill, Inc.(b) 5.200% 1/22/2013	1,700,000	1,697,052
Apparel — 0.3%
Kellwood Co. 7.875% 7/15/2009	200,000	188,500
VF Corp. 6.450% 11/01/2037	1,150,000	1,083,758
		1,272,258
Auto Manufacturers — 0.0%
DaimlerChrysler NA LLC 4.050% 6/04/2008	100,000	100,015
Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. 9.000% 7/01/2015	463,000	503,513

	Principal Amount	Value
Tenneco, Inc.(b) 8.125% 11/15/2015	$125,000	$128,125
Titan International, Inc. 8.000% 1/15/2012	75,000	75,000
United Components, Inc. 9.375% 6/15/2013	665,000	656,687
		1,363,325
Banks — 1.8%
Bank of America Corp. 4.250% 10/01/2010	225,000	226,031
Bank of America Corp. 6.000% 9/01/2017	750,000	781,025
HSBC Finance Corp. 6.375% 10/15/2011	660,000	683,741
HSBC Holdings PLC 6.500% 9/15/2037	525,000	514,837
Wachovia Bank 6.600% 1/15/2038	2,200,000	2,127,380
Wachovia Bank NA 7.800% 8/18/2010	950,000	1,006,517
Wells Fargo & Co. 4.375% 1/31/2013	1,900,000	1,879,556
Wells Fargo & Co. 4.875% 1/12/2011	235,000	238,323
Wells Fargo & Co. 5.625% 12/11/2017	370,000	381,376
		7,838,786
Beverages — 0.9%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	65,000	64,077
Anheuser-Busch Cos., Inc. 6.500% 2/01/2043	240,000	251,252
The Coca-Cola Co. 5.350% 11/15/2017	800,000	829,598
Diageo Finance BV 3.875% 4/01/2011	1,010,000	998,696
Foster's Finance Corp.(b) 6.875% 6/15/2011	430,000	462,550
Miller Brewing Co.(b) 4.250% 8/15/2008	275,000	275,664
Molson Coors Capital Finance ULC 4.850% 9/22/2010	500,000	501,265
PepsiCo, Inc. 4.650% 2/15/2013	700,000	714,610
		4,097,712
Building Materials — 0.2%
American Standard, Inc. 7.625% 2/15/2010	100,000	105,716

	Principal Amount	Value
Interline Brands, Inc. 8.125% 6/15/2014	$450,000	$437,625
York International Corp. 6.700% 6/01/2008	365,000	365,823
		909,164
Chemicals — 1.0%
Cytec Industries, Inc. 5.500% 10/01/2010	415,000	417,108
Ecolab, Inc. 4.875% 2/15/2015	1,900,000	1,839,310
Ecolab, Inc. 6.875% 2/01/2011	135,000	141,789
EI Du Pont de Nemours & Co. 5.000% 1/15/2013	480,000	489,796
Lubrizol Corp. 5.875% 12/01/2008	315,000	318,295
Praxair, Inc. 5.250% 11/15/2014	1,250,000	1,276,300
		4,482,598
Commercial Services — 1.2%
Cenveo Corp. 7.875% 12/01/2013	125,000	104,688
Donnelley R.R. & Sons Co. 4.950% 5/15/2010	650,000	649,122
Equifax, Inc. 7.000% 7/01/2037	355,000	311,379
ERAC USA Finance Co.(b) 6.700% 6/01/2034	250,000	202,163
ERAC USA Finance Co.(b) 7.000% 10/15/2037	2,400,000	1,993,102
ERAC USA Finance Co.(b) 7.950% 12/15/2009	455,000	474,647
Great Lakes Dredge & Dock Corp. 7.750% 12/15/2013	130,000	120,250
Iron Mountain, Inc. 8.750% 7/15/2018	285,000	303,525
President and Fellows of Harvard 5.625% 10/01/2038	500,000	496,010
Rental Service Corp. 9.500% 12/01/2014	200,000	179,000
United Rentals North America, Inc. 7.750% 11/15/2013	210,000	181,125
		5,015,011

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Compucom Systems, Inc.(b) 12.500% 10/01/2015	$290,000	$274,050
Electronic Data Systems Corp. Series B 6.500% 8/01/2013	290,000	295,517
		569,567
Diversified Financial — 6.5%
Alamosa Delaware, Inc. 8.500% 1/31/2012	1,000,000	927,500
American Express Co. 6.150% 8/28/2017	300,000	303,152
American General Finance Corp. 5.900% 9/15/2012	1,610,000	1,580,339
American General Finance Corp. 6.500% 9/15/2017	550,000	528,318
American Honda Finance Corp.(b) 3.850% 11/06/2008	200,000	199,936
The Bear Stearns Cos., Inc. 7.250% 2/01/2018	1,400,000	1,530,654
Boeing Capital Corp. Ltd. 5.800% 1/15/2013	150,000	157,965
Capital One Bank 5.000% 6/15/2009	680,000	676,310
CIT Group, Inc. 3.875% 11/03/2008	275,000	264,032
CIT Group, Inc. 5.125% 9/30/2014	675,000	556,877
CIT Group, Inc. 7.625% 11/30/2012	2,700,000	2,518,544
Citigroup, Inc. 5.500% 2/15/2017	725,000	694,681
Citigroup, Inc. 5.875% 5/29/2037	475,000	426,766
Countrywide Home Loans, Inc. 3.250% 5/21/2008	1,000,000	997,440
Eaton Vance Corp. 6.500% 10/02/2017	1,100,000	1,145,937
Ford Motor Credit Co. LLC 7.375% 10/28/2009	685,000	659,400
General Electric Capital Corp. 4.250% 12/01/2010	270,000	272,676
General Electric Capital Corp. 5.375% 10/20/2016	1,200,000	1,217,604
The Goldman Sachs Group, Inc. 6.125% 2/15/2033	440,000	415,126

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.150% 4/01/2018	$1,640,000	$1,658,945
The Goldman Sachs Group, Inc. 6.750% 10/01/2037	605,000	592,839
HSBC Finance Corp. 4.125% 12/15/2008	375,000	374,089
HSBC Finance Corp. 5.900% 6/19/2012	1,300,000	1,323,288
Lazard Group LLC 6.850% 6/15/2017	635,000	591,802
Lazard Group LLC 7.125% 5/15/2015	505,000	485,050
Lehman Brothers Holdings, Inc. 6.200% 9/26/2014	1,260,000	1,267,826
Lehman Brothers Holdings, Inc. 6.875% 7/17/2037	825,000	764,853
Lehman Brothers Holdings, Inc. 7.000% 9/27/2027	175,000	171,485
MBNA Corp. 4.625% 9/15/2008	430,000	431,448
Merrill Lynch & Co., Inc. 4.125% 1/15/2009	775,000	768,298
Merrill Lynch & Co., Inc. 5.450% 2/05/2013	2,500,000	2,432,357
Morgan Stanley 5.450% 1/09/2017	450,000	430,018
SLM Corp. 4.000% 1/15/2009	1,000,000	966,154
Textron Financial Corp. 5.125% 11/01/2010	1,145,000	1,172,187
		28,503,896
Electric — 3.5%
The AES Corp. 8.000% 10/15/2017	690,000	719,325
Allegheny Energy Supply(b) 8.250% 4/15/2012	325,000	346,125
Appalachian Power Co. Series G 3.600% 5/15/2008	375,000	374,912
Carolina Power & Light Co. 5.950% 3/01/2009	1,410,000	1,432,226
Centerpoint Energy, Inc. Series B 5.875% 6/01/2008	785,000	785,265
Centerpoint Energy, Inc. Series B 6.850% 6/01/2015	525,000	548,507

	Principal Amount	Value
Consumers Energy Co. 4.400% 8/15/2009	$600,000	$600,526
Duke Energy Corp. 4.200% 10/01/2008	210,000	210,429
Edison Mission Energy 7.750% 6/15/2016	440,000	460,900
Elwood Energy LLC 8.159% 7/05/2026	502,126	483,062
Entergy Gulf States, Inc. 5.250% 8/01/2015	425,000	402,201
Exelon Corp. 4.900% 6/15/2015	700,000	655,487
Indianapolis Power & Light(b) 6.300% 7/01/2013	175,000	183,271
Intergen NV(b) 9.000% 6/30/2017	300,000	313,500
Kansas Gas & Electric Co. 5.647% 3/29/2021	349,016	349,382
MidAmerican Energy Holdings Co. 3.500% 5/15/2008	640,000	639,886
MidAmerican Funding LLC 6.750% 3/01/2011	725,000	768,706
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/2012	552,639	580,962
Monongahela Power 6.700% 6/15/2014	275,000	296,176
Nevada Power Co. Series L 5.875% 1/15/2015	200,000	198,498
Niagara Mohawk Power Corp. 7.750% 10/01/2008	150,000	152,213
NRG Energy, Inc. 7.375% 2/01/2016	460,000	473,800
Pennsylvania Electric Co. Class B 6.125% 4/01/2009	1,385,000	1,409,940
Sierra Pacific Resources 6.750% 8/15/2017	100,000	98,561
Tenaska Oklahoma(b) 6.528% 12/30/2014	267,445	279,924
TransAlta Corp. 5.750% 12/15/2013	1,500,000	1,497,054
Tri-State Generation & Transmission Association Series 2003, Class A(b) 6.040% 1/31/2018	124,488	125,624
Tri-State Generation & Transmission Association Series 2003, Class B(b) 7.144% 7/31/2033	290,000	282,681

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/2017	$700,000	$725,423
		15,394,566
Electrical Components & Equipment — 0.2%
Ametek, Inc. 7.200% 7/15/2008	760,000	765,047
Anixter International, Inc. 5.950% 3/01/2015	345,000	304,031
		1,069,078
Electronics — 0.6%
Thermo Fisher Scientific, Inc. 7.625% 10/30/2008	1,110,000	1,131,161
Thomas & Betts Corp. Series B 6.390% 2/10/2009	1,500,000	1,509,570
		2,640,731
Entertainment — 0.4%
Mohegan Tribal Gaming Authority 6.125% 2/15/2013	600,000	550,500
OED Corp./ DIAMOND JO LLC 8.750% 4/15/2012	400,000	364,000
Seneca Gaming Corp. 7.250% 5/01/2012	300,000	289,875
Tunica-Biloxi Gaming Authority(b) 9.000% 11/15/2015	625,000	609,375
		1,813,750
Environmental Controls — 0.3%
Allied Waste North America, Inc. 7.250% 3/15/2015	690,000	696,037
Republic Services, Inc. 6.750% 8/15/2011	485,000	509,776
		1,205,813
Foods — 0.1%
Sara Lee Corp. 3.875% 6/15/2013	240,000	224,008
Forest Products & Paper — 0.1%
Newark Group, Inc. 9.750% 3/15/2014	190,000	151,050
Rock-Tenn Co. 8.200% 8/15/2011	60,000	62,250
Rock-Tenn Co.(b) 9.250% 3/15/2016	75,000	78,750
		292,050

	Principal Amount	Value
Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/2033	$175,000	$160,277
Southwest Gas Corp. 8.375% 2/15/2011	350,000	368,404
		528,681
Health Care – Products — 0.3%
Covidien International Finance SA(b) 5.450% 10/15/2012	250,000	252,049
Covidien International Finance SA(b) 6.550% 10/15/2037	850,000	868,928
		1,120,977
Health Care – Services — 0.2%
Community Health Systems, Inc. 8.875% 7/15/2015	450,000	468,000
HCA, Inc. 9.250% 11/15/2016	345,000	370,875
Universal Health Services, Inc. 6.750% 11/15/2011	165,000	172,940
		1,011,815
Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 8/15/2013	385,000	381,150
Home Builders — 0.2%
Centex Corp. 7.875% 2/01/2011	475,000	464,312
D.R. Horton, Inc. 4.875% 1/15/2010	220,000	209,000
Lennar Corp. Series B 5.125% 10/01/2010	105,000	92,400
		765,712
Household Products — 0.3%
Kimberly-Clark Corp. 6.125% 8/01/2017	1,200,000	1,284,136
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/2010	290,000	286,401
Toro Co. 7.800% 6/15/2027	190,000	208,196
		494,597
Insurance — 0.2%
Berkshire Hathaway Finance Corp. 4.850% 1/15/2015	250,000	251,902

	Principal Amount	Value
Lincoln National Corp. 6.300% 10/09/2037	$405,000	$385,267
		637,169
Investment Companies — 0.1%
Xstrata Finance Canada(b) 5.800% 11/15/2016	325,000	311,691
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	435,000	419,394
Lodging — 0.7%
Boyd Gaming Corp. 7.125% 2/01/2016	580,000	468,350
Marriott International, Inc. 6.200% 6/15/2016	1,225,000	1,196,743
MGM Mirage 5.875% 2/27/2014	700,000	602,000
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/2013	375,000	372,063
Station Casinos, Inc. 6.625% 3/15/2018	525,000	315,000
		2,954,156
Machinery – Diversified — 0.2%
Briggs & Stratton Corp. 8.875% 3/15/2011	555,000	574,425
Stewart & Stevenson LLC 10.000% 7/15/2014	175,000	169,750
		744,175
Manufacturing — 1.0%
Bombardier, Inc.(b) 8.000% 11/15/2014	690,000	734,850
Cooper US, Inc. 6.100% 7/01/2017	605,000	630,343
General Electric Co. 5.250% 12/06/2017	150,000	149,278
Pentair, Inc. 7.850% 10/15/2009	570,000	580,754
Polypore, Inc. 8.750% 5/15/2012	350,000	347,375
SPX Corp.(b) 7.625% 12/15/2014	75,000	78,375
Trimas Corp. 9.875% 6/15/2012	168,000	146,580
Tyco Electronics Group SA(b) 6.000% 10/01/2012	550,000	560,811
Tyco Electronics Group SA(b) 6.550% 10/01/2017	500,000	511,900

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyco Electronics Group SA(b) 7.125% 10/01/2037	$650,000	$665,680
		4,405,946
Media — 2.7%
Belo Corp. 8.000% 11/01/2008	750,000	757,248
British Sky Broadcasting PLC 6.875% 2/23/2009	750,000	763,455
CBS Corp. 7.875% 7/30/2030	610,000	625,109
CCH II LLC/CCH II Capital Corp. 10.250% 9/15/2010	200,000	192,500
Clear Channel Communications, Inc. 4.250% 5/15/2009	1,100,000	1,050,500
Comcast Corp. 7.050% 3/15/2033	500,000	523,415
COX Communications, Inc. 4.625% 1/15/2010	2,930,000	2,917,093
COX Communications, Inc. 6.750% 3/15/2011	145,000	151,924
COX Enterprises, Inc.(b) 4.375% 5/01/2008	460,000	460,000
Echostar DBS Corp. 6.625% 10/01/2014	335,000	327,463
Knight-Ridder, Inc. 7.125% 6/01/2011	170,000	151,300
McGraw-Hill Cos., Inc. 5.375% 11/15/2012	1,210,000	1,214,073
Mediacom Broadband LLC 8.500% 10/15/2015	375,000	345,000
Quebecor Media, Inc. 7.750% 3/15/2016	375,000	360,938
Shaw Communications, Inc. 8.250% 4/11/2010	225,000	234,000
Thomson Corp. 5.700% 10/01/2014	1,520,000	1,475,464
Thomson Corp. 6.200% 1/05/2012	70,000	69,451
Time Warner, Inc. 5.875% 11/15/2016	260,000	253,440
Videotron Ltd.(b) 9.125% 4/15/2018	45,000	47,925
		11,920,298
Metal Fabricate & Hardware — 0.1%
Timken Co. 5.750% 2/15/2010	580,000	593,435

	Principal Amount	Value
Mining — 0.4%
Codelco, Inc.(b) 6.150% 10/24/2036	$465,000	$452,752
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/2017	205,000	226,525
Vale Overseas Ltd. 6.250% 1/23/2017	515,000	527,875
Vale Overseas Ltd. 6.875% 11/21/2036	470,000	475,687
		1,682,839
Office Equipment/Supplies — 0.1%
Xerox Corp. 5.500% 5/15/2012	335,000	335,113
Office Furnishings — 0.1%
Herman Miller, Inc. 7.125% 3/15/2011	525,000	572,812
Oil & Gas — 1.1%
Brigham Exploration Co. 9.625% 5/01/2014	180,000	167,850
Chesapeake Energy Corp. 7.500% 6/15/2014	600,000	622,500
Clayton Williams Energy, Inc. 7.750% 8/01/2013	200,000	187,000
Mariner Energy, Inc. 8.000% 5/15/2017	310,000	304,575
OAO Gazprom(b) 9.625% 3/01/2013	300,000	340,500
Petrohawk Energy Corp. 9.125% 7/15/2013	375,000	396,562
The Premcor Refining Group, Inc. 6.750% 5/01/2014	420,000	420,098
Pride International, Inc. 7.375% 7/15/2014	444,000	463,425
Quicksilver Resources, Inc. 7.125% 4/01/2016	200,000	198,000
Shell International Finance 5.625% 6/27/2011	915,000	971,143
Southwestern Energy Co.(b) 7.500% 2/01/2018	150,000	159,000
Tesoro Corp. 6.500% 6/01/2017	200,000	183,500
XTO Energy, Inc. 4.900% 2/01/2014	375,000	368,296
XTO Energy, Inc. 6.250% 4/15/2013	125,000	131,710
		4,914,159

	Principal Amount	Value
Oil & Gas Services — 0.2%
Basic Energy Services, Inc. 7.125% 4/15/2016	$400,000	$392,000
North American Energy Partners, Inc. 8.750% 12/01/2011	475,000	477,375
		869,375
Packaging & Containers — 0.4%
Berry Plastics Corp. FRN(b) 7.568% 2/15/2015	185,000	178,525
Packaging Dynamics Finance Corp.(b) 10.000% 5/01/2016	790,000	592,500
Pactiv Corp. 5.875% 7/15/2012	325,000	326,583
Pactiv Corp. 6.400% 1/15/2018	290,000	288,643
Pregis Corp. 12.375% 10/15/2013	400,000	388,000
		1,774,251
Pipelines — 2.2%
Atlas Pipeline Partners LP 8.125% 12/15/2015	175,000	181,563
Colonial Pipeline Co.(b) 7.630% 4/15/2032	65,000	73,586
Consolidated Natural Gas Co. Series C 6.250% 11/01/2011	275,000	286,861
Duke Energy Field Services Corp. 7.875% 8/16/2010	195,000	206,600
Dynegy Holdings, Inc. 8.375% 5/01/2016	325,000	338,812
El Paso Corp. 7.375% 12/15/2012	460,000	484,354
Enbridge Energy Partners LP 4.000% 1/15/2009	650,000	647,443
Enbridge, Inc. 5.800% 6/15/2014	1,150,000	1,163,995
Enterprise Products Operating LP 7.500% 2/01/2011	110,000	116,522
Gulf South Pipeline Co. LP(b) 5.050% 2/01/2015	250,000	237,418
Kern River Funding Corp.(b) 4.893% 4/30/2018	134,750	130,685

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/2017	$120,000	$119,987
Kinder Morgan Energy Partners LP 6.300% 2/01/2009	1,500,000	1,521,114
Kinder Morgan Energy Partners LP 6.500% 2/01/2037	95,000	90,719
Kinder Morgan Energy Partners LP 6.950% 1/15/2038	570,000	577,843
Kinder Morgan Finance Co. 5.700% 1/05/2016	400,000	383,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/2014	320,000	308,800
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/2015	125,000	121,116
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/2014	335,000	342,679
Plains All American Pipeline Co. 5.625% 12/15/2013	335,000	333,961
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/2009	550,000	552,803
Southern Natural Gas Co.(b) 5.900% 4/01/2017	355,000	353,497
Texas Eastern Transmission LP(b) 6.000% 9/15/2017	425,000	431,937
Trans-Canada Pipelines Ltd. 6.200% 10/15/2037	720,000	691,696
		9,696,991
Real Estate Investment Trusts (REITS) — 0.8%
Brandywine Operating Partnership LP 5.625% 12/15/2010	705,000	679,693
iStar Financial, Inc. Series B 4.875% 1/15/2009	85,000	80,113
iStar Financial, Inc. Series B 5.700% 3/01/2014	170,000	143,862
Prologis 5.250% 11/15/2010	1,335,000	1,320,707

	Principal Amount	Value
Senior Housing Properties Trust 8.625% 1/15/2012	$50,000	$51,875
Simon Property Group LP 4.875% 3/18/2010	575,000	574,622
Weingarten Realty Investors Series A 4.857% 1/15/2014	720,000	656,635
		3,507,507
Retail — 0.4%
Inergy LP/Inergy Finance Corp. 8.250% 3/01/2016	350,000	358,750
J.C. Penney Corp., Inc. 7.950% 4/01/2017	140,000	143,933
McDonald's Corp. 6.300% 10/15/2037	325,000	332,475
Yum! Brands, Inc. 6.875% 11/15/2037	790,000	773,852
		1,609,010
Savings & Loans — 0.8%
Glencore Funding LLC(b) 6.000% 4/15/2014	600,000	572,893
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. 9.750% 4/01/2017	375,000	395,625
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/2014	460,000	460,000
Snoqualmie Entertainment Authority(b) 9.125% 2/01/2015	385,000	311,850
Washington Mutual Bank 4.500% 8/25/2008	500,000	496,250
Washington Mutual Bank 5.650% 8/15/2014	1,225,000	1,081,063
		3,317,681
Software — 0.2%
Fidelity National Information Services, Inc. 4.750% 9/15/2008	50,000	47,750
Fiserv, Inc. 6.125% 11/20/2012	1,000,000	1,015,966
		1,063,716
Telecommunications — 3.2%
AT&T, Inc. 6.150% 9/15/2034	750,000	727,961

	Principal Amount	Value
AT&T, Inc. 6.500% 9/01/2037	$700,000	$712,776
British Telecom PLC STEP 9.125% 12/15/2030	345,000	442,603
Cincinnati Bell, Inc. 8.375% 1/15/2014	460,000	457,700
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/2030	1,495,000	1,854,513
Embarq Corp. 7.082% 6/01/2016	430,000	426,616
Intelsat Bermuda Ltd. 9.250% 6/15/2016	265,000	267,319
Nextel Communications, Inc. Series D 7.375% 8/01/2015	525,000	420,000
Qwest Corp. 7.875% 9/01/2011	710,000	727,750
Qwest Corp. 8.875% 3/15/2012	1,470,000	1,550,850
Rogers Wireless, Inc. 7.500% 3/15/2015	35,000	37,085
Sprint Capital Corp. 6.125% 11/15/2008	1,440,000	1,429,200
Sprint Capital Corp. 6.900% 5/01/2019	240,000	198,000
Sprint Nextel Corp. 6.000% 12/01/2016	525,000	427,875
Stratos Global Corp. 9.875% 2/15/2013	270,000	283,500
Telecom Italia Capital SA 6.000% 9/30/2034	90,000	80,401
Telefonica Emisones, S.A.U. 7.045% 6/20/2036	935,000	1,022,082
Time Warner Telecom Holdings, Inc. 9.250% 2/15/2014	490,000	507,150
Verizon Virginia, Inc., Series A 4.625% 3/15/2013	610,000	590,238
Virgin Media Finance PLC 9.125% 8/15/2016	225,000	217,125
Vodafone Group PLC 7.750% 2/15/2010	1,250,000	1,319,106
		13,699,850
Transportation — 0.7%
Bristow Group, Inc. 7.500% 9/15/2017	300,000	309,750
Burlington Northern Santa Fe Corp. 6.750% 3/15/2029	490,000	500,447

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian National Railway Co. 6.375% 11/15/2037	$335,000	$344,688
Con-way, Inc. 8.875% 5/01/2010	300,000	320,751
CSX Corp. 6.250% 10/15/2008	250,000	252,313
Quality Distribution LLC/QD Capital Corp. FRN 7.213% 1/15/2012	270,000	199,125
Union Pacific Corp. 5.750% 11/15/2017	250,000	253,103
Union Pacific Corp. 7.375% 9/15/2009	750,000	777,186
		2,957,363
Trucking & Leasing — 0.2%
TTX Co.(b) 4.500% 12/15/2010	1,000,000	1,030,635
TOTAL CORPORATE DEBT — 35.5% (Cost $158,052,175)		154,738,714
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.8%
Agency Collateral CMO — 0.0%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/2022	40,093	42,818
Commercial MBS — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/2051	2,450,000	2,426,615
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/2044	1,325,000	1,297,173
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/2045	750,000	737,903
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/2050	700,000	686,352

	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	$1,775,000	$1,776,000
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/2049	1,150,000	1,144,805
Credit Suisse Mortgage Pass Through Certificates, Series 2008, Class Aj 1.000% 1/15/2018	1,350,000	1,135,135
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/2043	975,000	950,427
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/2040	4,450,000	4,283,575
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/2049	975,000	933,960
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/2049	850,000	833,732
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/2044	4,200,000	4,068,446
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/2049	2,225,000	2,203,962
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/2047	1,475,000	1,430,411
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/2051	3,500,000	3,506,441
		27,414,937

	Principal Amount	Value
Electric — 0.0%
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	$211,959	$209,360
Home Equity ABS — 0.3%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/2028	1,229	1,227
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/2037	3,150,000	1,162,841
		1,164,068
Student Loans ABS — 0.7%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 3.599% 9/20/2010	700,000	615,562
Emerald Investment Grade CBO Ltd. FRN(b) 5.365% 5/24/2011	155,244	154,468
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(b) 5.113% 1/11/2013	875,000	606,288
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(b) 3.142% 6/20/2014	1,375,000	832,734
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN(b) 4.542% 9/20/2010	515,000	453,039
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN(b) 5.142% 9/20/2010	430,000	373,294
		3,035,385
WL Collateral CMO — 5.5%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	631,317	590,922
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.880% 7/20/2036	891,651	829,375

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.533% 8/25/2034	$311,038	$303,568
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 3.989% 7/25/2034	993,839	967,782
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1 VRN 4.237% 7/25/2037	3,029,871	2,958,418
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.609% 2/25/2034	43,615	39,640
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 7.230% 9/25/2033	46,074	44,364
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	47,699	49,413
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.673% 8/25/2034	67,217	53,334
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.990% 1/19/2038	1,122,955	874,456
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.005% 5/25/2037	2,179,202	2,034,572
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 7.048% 8/25/2034	131,132	116,500
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1 VRN 3.754% 11/25/2033	2,132,304	1,995,543
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN 5.006% 7/25/2035	298,440	289,892

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.787% 11/21/2034	$2,975,000	$2,883,469
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.145% 8/25/2036	577,699	462,569
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.580% 2/25/2034	649,587	639,455
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 7.075% 7/25/2033	8,978	6,468
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.085% 2/25/2034	18,882	17,034
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 7.381% 2/25/2034	3,005	2,880
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 3.065% 12/25/2036	509,165	371,452
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.075% 6/25/2046	2,147,685	1,669,936
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.085% 4/25/2046	1,401,004	1,089,445
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.982% 3/25/2034	67,048	66,653
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	201,916	201,412

	Principal Amount	Value
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/2033	$501,029	$502,242
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/2034	151,936	146,606
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/2034	271,361	252,514
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.259% 1/25/2035	1,379,030	1,232,809
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 5.726% 4/25/2044	189,135	149,654
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN 4.110% 6/25/2035	1,231,392	1,158,512
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.232% 9/25/2034	824,139	787,112
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.573% 12/25/2034	1,104,904	1,070,839
		23,858,840
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 7.067% 6/25/2032	57,103	56,905
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.8% (Cost $60,617,889)		55,782,313
SOVEREIGN DEBT OBLIGATIONS — 0.7%
Province of Ontario 4.750% 1/19/2016	1,525,000	1,576,492
United Mexican States 5.625% 1/15/2017	1,255,000	1,319,005

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 8.375% 1/14/2011	$100,000	$111,340
TOTAL SOVEREIGN DEBT OBLIGATIONS — 0.7% (Cost $2,827,708)		3,006,837
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 41.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/2029	96,620	99,681
New Valley Generation IV, Series 2003-1, Class 2003-1 4.687% 1/15/2022	85,366	88,211
		187,892
Pass-Through Securities — 41.4%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/2042	4,700,000	4,797,525
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/2018	402,975	408,563
Pool #B16010 5.000% 8/01/2019	15,774	15,973
Pool #B17058 5.000% 9/01/2019	43,370	43,829
Pool #B17494 5.000% 12/01/2019	463,618	468,526
Pool #B14584 5.000% 1/01/2020	597,340	603,664
Pool #B18677 5.000% 1/01/2020	41,204	41,640
Pool #E90268 5.500% 6/01/2017	13,444	13,704
Pool #G11723 5.500% 7/01/2020	3,536,770	3,615,104
Pool #J00747 5.500% 1/01/2021	3,354,464	3,425,616
Pool #J00939 5.500% 1/01/2021	1,108,473	1,131,984
Pool #J01117 5.500% 2/01/2021	2,497,778	2,550,758
Pool #C01283 5.500% 11/01/2031	95,710	96,900
Pool #E89199 6.000% 4/01/2017	31,824	32,829
Pool #G11431 6.000% 2/01/2018	6,867	7,084

	Principal Amount	Value
Pool #E00856 7.000% 9/01/2031	$10,352	$10,914
Pool #C80207 7.500% 9/01/2024	10,220	10,868
Pool #C00530 7.500% 7/01/2027	7,173	7,639
Pool #C00563 7.500% 11/01/2027	22,568	24,040
Pool #C00612 7.500% 4/01/2028	1,652	1,760
Pool #C55867 7.500% 2/01/2030	20,462	21,793
Federal Home Loan Mortgage Corp. TBA Pool #25524 (c) 5.500% 12/01/2099	18,389,000	18,493,874
Federal National Mortgage Association Pool #888586 4.363% 10/01/2034	2,323,389	2,342,994
Pool #740447 4.500% 9/01/2018	84,135	83,843
Pool #845159 4.500% 1/01/2021	2,341,485	2,319,442
Pool #879716 4.500% 2/01/2021	1,166,356	1,155,376
Pool #869800 4.500% 3/01/2021	4,144,613	4,105,595
Pool #8134 4.500% 12/01/2099	12,000,000	11,855,626
Pool #675713 5.000% 3/01/2018	258,896	262,587
Pool #735010 5.000% 11/01/2019	1,481,797	1,500,145
Pool # 832900 5.000% 9/01/2035	7,498,041	7,379,127
Pool #626582 5.500% 3/01/2017	25,459	25,749
Pool #636859 5.500% 3/01/2017	3,995	4,074
Pool #684173 5.500% 2/01/2018	194,914	197,092
Pool #255807 5.500% 8/01/2020	5,790,750	5,921,721
Pool #888468 5.500% 9/01/2021	8,451,164	8,622,497
Pool #671272 5.500% 11/01/2032	116,148	117,373
Pool #686534 5.500% 3/01/2033	65,980	66,594
Pool #721406 5.500% 6/01/2033	13,709	13,837
Pool #555880 5.500% 11/01/2033	883,983	892,202

	Principal Amount	Value
Pool #725503 5.500% 6/01/2034	$222,815	$224,678
Pool #785171 5.500% 7/01/2034	36,811	37,096
Pool #792231 5.500% 10/01/2034	450,065	453,546
Pool #255458 5.500% 11/01/2034	303,445	305,745
Pool #735141 5.500% 1/01/2035	204,684	206,267
Pool #796781 5.500% 1/01/2035	350,680	353,337
Pool #735224 5.500% 2/01/2035	1,542,902	1,555,800
Pool #811127 5.500% 2/01/2035	100,151	100,910
Pool #812016 5.500% 2/01/2035	174,651	175,975
Pool #812908 5.500% 2/01/2035	75,179	75,749
Pool #813109 5.500% 2/01/2035	618,523	623,210
Pool #815400 5.500% 2/01/2035	28,493	28,709
Pool #255631 5.500% 3/01/2035	2,692,151	2,712,553
Pool #803355 5.500% 3/01/2035	111,051	111,892
Pool #825454 5.500% 6/01/2035	4,962,119	4,998,172
Pool #832972 5.500% 9/01/2035	931,266	937,741
Pool #918516 5.500% 6/01/2037	94,840	95,425
Pool #967254 5.500% 12/01/2037	7,604,305	7,651,238
Pool #51429 6.000% 12/01/2099	2,250,000	2,294,121
Pool #253880 6.500% 7/01/2016	17,676	18,402
Pool #897100 6.500% 7/01/2036	2,553,996	2,646,379
Pool #831800 6.500% 9/01/2036	357,284	370,207
Pool #893524 6.500% 9/01/2036	4,332,971	4,489,703
Pool #745948 6.500% 10/01/2036	178,535	184,993
Pool #906142 6.500% 1/01/2037	5,242,233	5,431,855
Pool #944117 6.500% 7/01/2037	4,682,473	4,853,310

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #943988 6.500% 8/01/2037	$882,914	$914,850
Pool #946924 6.500% 9/01/2037	880,537	912,388
Pool #52510 6.500% 12/01/2099	14,670,000	15,146,775
Pool #575579 7.500% 4/01/2031	45,655	48,617
Pool #535996 7.500% 6/01/2031	7,824	8,334
Federal National Mortgage Association TBA Pool #3273(c) 4.500% 12/01/2099	27,450,000	26,167,569
Government National Mortgage Association Pool #579140 6.500% 1/15/2032	10,710	11,227
Pool #587280 6.500% 9/15/2032	12,213	12,805
Pool #550659 6.500% 9/15/2035	420,105	437,615
Pool #538689 6.500% 12/15/2035	174,233	181,331
Pool #658085 6.500% 9/15/2036	1,583,852	1,646,897
Pool #659183 6.500% 9/15/2036	36,390	37,839
Pool #659647 6.500% 9/15/2036	640,806	666,313
Pool #658133 6.500% 10/15/2036	802,537	834,481
Pool #659686 6.500% 10/15/2036	387,579	403,006
Pool #659736 6.500% 11/15/2036	3,775,226	3,925,497
Pool #659741 6.500% 11/15/2036	139,203	144,744
Pool #658219 6.500% 12/15/2036	791,173	822,665
Pool #661591 6.500% 1/15/2037	323,828	336,718
Pool #663776 6.500% 1/15/2037	575,127	598,019
Pool #663109 6.500% 2/15/2037	1,356,318	1,410,306
Pool #663876 6.500% 3/15/2037	673,000	699,789
Pool #667800 6.500% 4/15/2037	104,085	108,228

	Principal Amount	Value
Pool #661931 6.500% 6/15/2037	$307,844	$320,097
Pool #673533 6.500% 7/15/2037	367,538	382,168
Pool #671044 6.500% 9/15/2037	88,347	91,864
Pool #674362 6.500% 9/15/2037	38,067	39,582
Pool #780651 7.000% 10/15/2027	9,265	9,837
Pool #462384 7.000% 11/15/2027	6,245	6,630
Pool #482668 7.000% 8/15/2028	3,959	4,203
Pool #506804 7.000% 5/15/2029	24,534	26,048
Pool #506914 7.000% 5/15/2029	98,701	104,793
Pool #581417 7.000% 7/15/2032	13,586	14,373
Pool #591581 7.000% 8/15/2032	2,428	2,569
Pool #423836 8.000% 8/15/2026	3,135	3,377
Pool #444619 8.000% 3/15/2027	26,670	28,735
		180,137,763
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 41.4% (Cost $177,823,432)		180,325,655
U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Notes — 8.0%
U.S. Treasury Bond(d) 6.125% 8/15/2029	11,935,000	14,538,322
U.S. Treasury Note 2.500% 3/31/2013	60,000	58,582
U.S. Treasury Note 4.500% 5/15/2017	2,535,000	2,682,941
U.S. Treasury Note 4.875% 5/31/2011	16,500,000	17,656,934
		34,936,779
TOTAL U.S. TREASURY OBLIGATIONS — 8.0% (Cost $35,134,157)		34,936,779
TOTAL BONDS & NOTES (Cost $434,455,361)		428,790,298

	Number of Shares	Value
OPTIONS — 0.0%
Barclays Bank PLC, Expires 1/19/09, Strike 3.65	36,500,000	$65,371
Barclays Bank PLC, Expires 1/22/09, Strike 3.56	36,500,000	65,372
TOTAL OPTIONS — 0.0% (Cost $396,918)		130,743
TOTAL OPTIONS (Cost $396,918)		130,743
TOTAL LONG-TERM INVESTMENTS — 98.6% (Cost $435,666,612)		429,686,673
	Principal Amount
SHORT-TERM INVESTMENTS — 18.5%
Commercial Paper — 18.5%
Aluminum Co. of America 3.120% 6/09/2008	$5,549,000	5,530,244
Autoliv Asp, Inc. 3.050% 5/16/2008	7,006,000	6,997,096
Avery Dennison Corp. 3.100% 5/05/2008	5,000,000	4,998,278
Cadbury Schweppes Finance 3.230% 5/13/2008	5,115,000	5,109,493
Covidien International 3.010% 5/19/2008	5,763,000	5,754,327
Dominion Resources 3.060% 5/06/2008	4,168,000	4,166,228
Gannett Co., Inc. 3.150% 5/09/2008	5,749,000	5,744,976
Marathon Oil Corp. 3.000% 5/02/2008	7,000,000	6,999,417
Public Service Co. of Colorado 3.100% 5/15/2008	1,615,000	1,613,053
R.R. Donnelly & Sons 3.100% 5/12/2008	5,027,000	5,022,238
Textron, Inc. 3.150% 5/07/2008	7,581,000	7,577,020
Tyco Electronics Group Sa 3.050% 5/14/2008	6,000,000	5,993,392
United Healthcare Co. 3.050% 5/08/2008	7,000,000	6,995,849

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vulcan Materials Co. 3.000% 5/01/2008	$8,000,000	$8,000,000
		80,501,611
TOTAL SHORT-TERM INVESTMENTS (Cost $80,501,611)		80,501,611
TOTAL INVESTMENTS — 117.1% (Cost $516,168,223)(e)		510,188,284
Other Assets/ (Liabilities) — (17.1%)		(74,656,217)
NET ASSETS — 100.0%		$435,532,067

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

TBA - To Be Announced

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $21,219,271 or 4.87% of net assets.

(c)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(d)  This security is held as collateral for open futures contracts. (Note 2).

(e)  See Note 6 for aggregate cost for Federal tax purposes.

(f)  Restricted security. (Note 2).

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%
COMMON STOCK — 1.0%
Commercial Services — 0.0%
Societe Des Autoroutes Paris-Rhin-Rhone	672	$80,491
Cosmetics & Personal Care — 0.0%
Revlon, Inc. Class A(a)	173,027	166,106
Diversified Financial — 0.0%
London Stock Exchange(b)	2,320	-
Electric — 0.2%
Constellation Energy Group, Inc.	5,763	487,838
Public Service Enterprise Group, Inc.	4,270	187,496
		675,334
Investment Companies — 0.4%
Arco Capital Corp. Ltd.(a) (c)	111,042	1,665,630
Media — 0.2%
Comcast Corp. Class A	34,789	714,914
Mining — 0.0%
Kaiser Aluminum & Chemical Corp.(b)	168,000	-
Telecommunications — 0.2%
AT&T, Inc.	9,259	358,416
Orion Network Systems, Inc.(b)	446,000	4,460
TELUS Corp.	7,646	350,864
Verizon Communications, Inc.	9,025	347,282
		1,061,022
TOTAL COMMON STOCK — 1.0% (Cost $4,455,059)		4,363,497
PREFERRED STOCK — 0.1%
Federal National Mortgage Association(a)	16,920	423,677
TOTAL PREFERRED STOCK — 0.1% (Cost $425,726)		423,677
TOTAL EQUITIES (Cost $4,880,785)		4,787,174

	Principal Amount	Value
BONDS & NOTES — 89.9%
CORPORATE DEBT — 20.0%
Advertising — 0.1%
Lamar Media Corp. 6.625% 8/15/2015	$239,000	$225,258
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc. 6.750% 4/01/2016	225,000	222,750
DRS Technologies, Inc. 6.625% 2/01/2016	165,000	163,350
L-3 Communications Corp. 5.875% 1/15/2015	110,000	106,700
L-3 Communications Corp. 6.375% 10/15/2015	115,000	113,706
		606,506
Agriculture — 0.1%
MHP SA(c) 10.250% 11/30/2011	170,000	163,200
Reynolds American, Inc. 7.250% 6/01/2013	315,000	331,602
		494,802
Airlines — 0.0%
ATA Holdings Corp. STEP(d) (b) 0.000% 2/01/2009	382,000	-
Apparel — 0.1%
Levi Strauss & Co. 9.750% 1/15/2015	265,000	276,925
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. 7.857% 8/15/2011	130,000	135,525
The Goodyear Tire & Rubber Co. 9.000% 7/01/2015	85,000	92,437
Lear Corp. Series B 8.750% 12/01/2016	470,000	441,800
		669,762
Banks — 4.5%
Banco Bilbao Vizcaya Argentaria SA EUR(e) 4.250% 7/15/2014	500,000	757,933

	Principal Amount	Value
Banco BMG SA(c) 9.150% 1/15/2016	$655,000	$669,737
Banco de Credito del Peru VRN(c) 6.950% 11/07/2021	175,000	175,000
Banco Hipotecario SA(c) 9.750% 4/27/2016	330,000	280,500
Banco Invex SA MXN(e) 6.450% 3/13/2034	853,715	302,783
Barclays Bank PLC 0.000% 5/07/2009	330,000	330,330
Barclays Bank PLC 6.278% 12/15/2049	790,000	653,693
Depfa ACS Bank Series E EUR(e) 3.875% 11/14/2016	120,000	177,484
Dresdner Bank AG VRN 1.000% 12/12/2011	200,000	222,600
HBOS PLC VRN(c) 6.413% 9/29/2049	800,000	576,278
HBOS Treasury Services PLC EUR(e) 4.375% 7/13/2016	1,650,000	2,446,196
HBOS Treasury Services PLC EUR(e) 4.500% 7/13/2021	420,000	599,282
HSBC Bank PLC 0.010% 1/12/2010	800,000	635,280
HSBK Europe BV(c) 7.250% 5/03/2017	145,000	126,875
HSBK Europe BV(c) 9.250% 10/16/2013	1,750,000	1,752,187
ICICI Bank Ltd. VRN(c) 6.375% 4/30/2022	880,000	785,475
ICICI Bank Ltd. Series A(c) 6.625% 10/03/2012	840,000	836,299
ING Bank NV UAH(e) 11.890% 12/30/2009	290,000	67,535
JPMorgan Chase Bank NA(c) 0.010% 9/02/2015	292,127	203,907
Kuznetski Capital for Bank of Moscow(c) 7.375% 11/26/2010	245,000	256,025
Rabobank Nederland VRN(c) 3.000% 3/11/2011	1,780,000	1,681,210

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VTB Capital SA(c) 6.250% 6/30/2035	$300,000	$279,375
VTB Capital SA VRN 6.315% 2/04/2015	1,925,000	1,949,544
WM Covered Bond Program EUR(e) 3.875% 11/28/2011	1,705,000	2,516,358
WM Covered Bond Program EUR(e) 4.000% 9/27/2016	1,255,000	1,677,420
		19,959,306
Beverages — 0.2%
Ambev International Finance Co. Ltd. BRL(e) 9.500% 7/24/2017	740,000	375,313
Constellation Brands, Inc. 8.125% 1/15/2012	205,000	208,844
Constellation Brands, Inc. 8.375% 12/15/2014	115,000	121,900
		706,057
Building Materials — 0.1%
Dayton Superior Corp. 13.000% 6/15/2009	73,000	62,415
Nortek, Inc. 8.500% 9/01/2014	125,000	91,563
NTK Holdings, Inc. 0.000% 3/01/2014	250,000	107,500
		261,478
Chemicals — 0.2%
Huntsman International LLC 7.375% 1/01/2015	109,000	112,815
Huntsman International LLC 7.875% 11/15/2014	30,000	31,650
Huntsman International LLC 11.500% 7/15/2012	71,000	75,943
Momentive Performance Materials, Inc. 11.500% 12/01/2016	315,000	276,413
Mosaic Global Holdings, Inc.(c) 7.375% 12/01/2014	290,000	311,750
Mosaic Global Holdings, Inc.(c) 7.875% 12/01/2016	110,000	120,450
		929,021

	Principal Amount	Value
Coal — 0.1%
Peabody Energy Corp. 6.875% 3/15/2013	$410,000	$418,200
Commercial Services — 0.4%
Ashtead Capital, Inc.(c) 9.000% 8/15/2016	55,000	48,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/2014	235,000	214,731
Corrections Corp. of America 6.250% 3/15/2013	115,000	114,425
Corrections Corp. of America 7.500% 5/01/2011	60,000	60,900
H&E Equipment Services, Inc. 8.375% 7/15/2016	60,000	52,200
Hertz Corp. 8.875% 1/01/2014	105,000	105,788
Hertz Corp. 10.500% 1/01/2016	95,000	95,594
iPayment, Inc. 9.750% 5/15/2014	55,000	47,300
Iron Mountain, Inc. 8.625% 4/01/2013	205,000	208,587
Quebecor World Capital Corp.(d) (c) 8.750% 3/15/2016	155,000	75,175
Service Corp. International 6.750% 4/01/2015	220,000	220,275
United Rentals North America, Inc. 7.000% 2/15/2014	400,000	332,000
		1,575,100
Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc. 7.750% 1/15/2014	120,000	118,200
Diversified Financial — 2.2%
Astana-Finance JSC(b) 9.160% 3/12/2012	1,100,000	1,008,134
Citigroup, Inc. VRN 8.400% 4/30/2018	295,000	298,564
Countrywide Financial Corp. FRN 3.345% 5/05/2008	135,000	134,714
Countrywide Home Loans, Inc. 3.250% 5/21/2008	1,010,000	1,007,414

	Principal Amount	Value
Dali Capital PLC RUB(e) 8.000% 9/30/2009	$5,200,000	$214,767
Eksportfinans A/S VRN EUR(e) 3.500% 2/11/2011	2,350,000	3,427,574
GMAC LLC 8.000% 11/01/2031	425,000	321,548
HSBC Finance Capital Trust IX VRN 5.911% 11/30/2035	700,000	581,694
JP Morgan Chase & Co. VRN 7.900% 4/30/2018	275,000	280,142
JP Morgan Hipotecaria su Casita MXN(e) 1.000% 9/25/2035	419,816	127,710
Majapahit Holding BV(c) 7.250% 10/17/2011	205,000	204,487
Majapahit Holding BV(c) 7.750% 10/17/2016	395,000	389,075
Morgan Stanley(c) 14.400% 8/04/2016	616,000	789,712
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/2017	305,000	265,350
SLM Corp. 4.500% 7/26/2010	520,000	463,886
		9,514,771
Electric — 0.5%
AES Dominicana Energia Finance SA(c) 11.000% 12/31/2015	180,000	174,600
AES Panama SA(c) 6.350% 12/21/2016	155,000	151,879
Edison Mission Energy 7.000% 5/15/2017	320,000	323,200
EEB International Ltd.(c) 8.750% 10/31/2014	410,000	434,600
Eletropaulo Metropolitana de Sao Paulo SA BRL(c)(e) 19.125% 6/28/2010	325,000	209,109
Mirant Americas Generation, Inc. 7.625% 5/01/2016	86,000	-

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Power Corp. PHP(e) 5.875% 12/19/2016	$15,400,000	$307,599
National Power Corp.(c) 6.875% 11/02/2016	172,000	174,150
National Power Corp. 9.625% 5/15/2028	435,000	519,825
		2,294,962
Electronics — 0.0%
NXP BV/NXP Funding LLC 9.500% 10/15/2015	210,000	203,175
Entertainment — 0.5%
AMC Entertainment, Inc. 8.000% 3/01/2014	90,000	80,325
Cinemark, Inc. STEP 0.000% 3/15/2014	235,000	221,487
Greektown Holdings LLC(c) 10.750% 12/01/2013	160,000	147,200
Isle of Capri Casinos, Inc. 7.000% 3/01/2014	360,000	277,200
Marquee Holdings, Inc. STEP 12.000% 8/15/2014	285,000	222,300
Mashantucket Western Pequot Tribe(c) 8.500% 11/15/2015	270,000	245,362
Mohegan Tribal Gaming Authority 6.125% 2/15/2013	85,000	77,988
Mohegan Tribal Gaming Authority 6.875% 2/15/2015	185,000	156,788
Mohegan Tribal Gaming Authority 8.000% 4/01/2012	150,000	140,250
Penn National Gaming, Inc. 6.750% 3/01/2015	60,000	55,500
Pinnacle Entertainment, Inc. 8.250% 3/15/2012	305,000	303,475
Pokagon Gaming Authority(c) 10.375% 6/15/2014	79,000	84,333

	Principal Amount	Value
Vail Resorts, Inc. 6.750% 2/15/2014	$120,000	$117,600
WMG Holdings Corp. STEP 0.000% 12/15/2014	441,000	267,907
		2,397,715
Environmental Controls — 0.1%
Allied Waste NA Series B 7.375% 4/15/2014	325,000	327,438
Foods — 0.2%
Del Monte Corp. 8.625% 12/15/2012	135,000	139,725
Delhaize America, Inc. 9.000% 4/15/2031	380,000	470,211
Dole Food Co., Inc. FRN 8.625% 5/01/2009	71,000	68,693
		678,629
Forest Products & Paper — 0.0%
NewPage Corp. 10.000% 5/01/2012	195,000	208,163
Health Care – Products — 0.2%
Bausch & Lomb, Inc.(c) 9.875% 11/01/2015	165,000	175,725
Fresenius Medical Care Capital Trust IV 7.875% 6/15/2011	125,000	130,937
PTS Acquisition Corp. 9.500% 4/15/2015	245,000	213,150
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.(c) 10.875% 11/15/2014	215,000	216,075
Universal Hospital Services, Inc. 8.500% 6/01/2015	110,000	112,200
		848,087
Health Care – Services — 0.3%
DaVita, Inc. 6.625% 3/15/2013	390,000	388,050
HCA, Inc. 6.375% 1/15/2015	435,000	387,150
Healthsouth Corp. 10.750% 6/15/2016	205,000	220,375
Select Medical Corp. 7.625% 2/01/2015	240,000	204,000

	Principal Amount	Value
US Oncology Holdings, Inc. 7.949% 3/15/2012	$40,000	$32,200
US Oncology, Inc. 9.000% 8/15/2012	215,000	218,225
		1,450,000
Holding Company – Diversified — 0.0%
Kansas City Southern Railway 7.500% 6/15/2009	75,000	76,875
Home Builders — 0.1%
Centex Corp. 5.800% 9/15/2009	265,000	254,400
K. Hovnanian Enterprises, Inc. 7.750% 5/15/2013	50,000	31,500
K. Hovnanian Enterprises, Inc. 8.875% 4/01/2012	105,000	72,450
KB Home 8.625% 12/15/2008	76,000	76,760
Toll Corp. 8.250% 12/01/2011	115,000	109,825
William Lyon Homes, Inc. 7.500% 2/15/2014	20,000	12,100
William Lyon Homes, Inc. 10.750% 4/01/2013	135,000	86,400
		643,435
Household Products — 0.1%
Church & Dwight Co., Inc. 6.000% 12/15/2012	150,000	147,750
Jarden Corp. 7.500% 5/01/2017	175,000	161,000
		308,750
Insurance — 0.2%
Foundation Re II Ltd. FRN(c) 12.870% 1/08/2009	118,000	119,180
Foundation Re Ltd. FRN(c) 7.170% 11/24/2008	250,000	244,300
Residential Reinsurance Ltd. Series B FRN(c) 11.526% 6/06/2008	300,000	299,880
VASCO Re 2006 Ltd. FRN(c) 11.514% 6/05/2009	260,000	261,274
		924,634

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.2%
Evraz Group SA(c) 8.875% 4/24/2013	$240,000	$243,000
Evraz Group SA(c) 9.500% 4/24/2018	350,000	354,375
Ispat Inland ULC 9.750% 4/01/2014	125,000	133,319
		730,694
Leisure Time — 0.1%
Leslie's Poolmart 7.750% 2/01/2013	140,000	130,200
Travelport LLC 11.875% 9/01/2016	135,000	123,525
		253,725
Lodging — 0.4%
Caesars Entertainment, Inc. 7.875% 3/15/2010	530,000	498,200
Harrah's Operating Co., Inc.(c) 10.750% 2/01/2016	220,000	189,200
MGM Mirage 6.625% 7/15/2015	190,000	165,775
MGM Mirage 8.375% 2/01/2011	215,000	213,925
Station Casinos, Inc. 6.500% 2/01/2014	410,000	268,550
Trump Entertainment Resorts, Inc. 8.500% 6/01/2015	230,000	147,775
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/01/2014	415,000	404,625
		1,888,050
Machinery – Diversified — 0.1%
Case New Holland, Inc. 7.125% 3/01/2014	395,000	396,975
Douglas Dynamics LLC(c) 7.750% 1/15/2012	86,000	70,950
		467,925
Manufacturing — 0.1%
Eastman Kodak Co. Series A 3.625% 5/15/2008	45,000	44,831
Koppers, Inc. 9.875% 10/15/2013	65,000	68,900
RBS Global, Inc. and Rexnord Corp. 11.750% 8/01/2016	105,000	100,800

	Principal Amount	Value
Sally Holdings LLC 9.250% 11/15/2014	$155,000	$156,550
Sally Holdings LLC 10.500% 11/15/2016	140,000	139,300
		510,381
Media — 0.7%
Allbritton Communications Co. 7.750% 12/15/2012	204,000	206,295
American Media Operations, Inc. Series B 10.250% 5/01/2009	150,000	111,938
American Media Operations, Inc.(c) 10.250% 5/01/2009	5,453	4,069
CCH I LLC 11.000% 10/01/2015	255,000	198,262
Dex Media West LLC/Dex Media Finance Co. Series B 8.500% 8/15/2010	91,000	89,408
Dex Media West LLC/Dex Media Finance Co. Series B 9.875% 8/15/2013	160,000	150,800
Dex Media, Inc. STEP 0.000% 11/15/2013	85,000	63,963
Echostar DBS Corp. 6.375% 10/01/2011	265,000	263,675
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/01/2014	75,000	70,500
Idearc, Inc. 8.000% 11/15/2016	235,000	152,750
LIN Television Corp. 6.500% 5/15/2013	122,000	117,425
Medianews Group, Inc. 6.375% 4/01/2014	100,000	46,000
Medianews Group, Inc. 6.875% 10/01/2013	375,000	179,062
Nielsen Finance LLC/Nielsen Finance Co. STEP 1.000% 8/01/2016	180,000	129,600
Nielsen Finance LLC/Nielsen Finance Co. 10.000% 8/01/2014	245,000	254,800

	Principal Amount	Value
Radio One, Inc. 8.875% 7/01/2011	$108,000	$91,530
RH Donnelley Corp. 6.875% 1/15/2013	135,000	86,400
RH Donnelley Corp. 6.875% 1/15/2013	395,000	252,800
Sinclair Broadcast Group, Inc. 8.000% 3/15/2012	195,000	197,681
Vertis, Inc. 9.750% 4/01/2009	284,000	241,400
Videotron Ltd.(c) 9.125% 4/15/2018	210,000	223,650
		3,132,008
Mining — 0.5%
ALROSA Finance SA(c) 8.875% 11/17/2014	225,000	242,156
ALROSA Finance SA(c) 8.875% 11/17/2014	1,300,000	1,399,047
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/2017	445,000	491,725
Novelis, Inc. 7.250% 2/15/2015	200,000	183,000
		2,315,928
Multi-National — 0.0%
Inter-American Development Bank VRN BRL(e) 1.000% 12/08/2009	250,000	150,016
Municipal — 0.3%
Bayerische Hypo City of Kiev Ukraine(c) 8.625% 7/15/2011	950,000	993,130
Santa Fe de Bogota DC COP(c) (e) 9.750% 7/26/2028	445,000,000	219,076
		1,212,206
Oil & Gas — 1.7%
Berry Petroleum Co. 8.250% 11/01/2016	105,000	108,938
Chesapeake Energy Corp. 6.875% 1/15/2016	440,000	444,400
Denbury Resources, Inc. 7.500% 12/15/2015	135,000	139,050
Forest Oil Corp. 7.750% 5/01/2014	205,000	210,125
Gaz Capital SA(c) 7.288% 8/16/2037	1,800,000	1,728,450

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gaz Capital SA(c) 8.625% 4/28/2034	$870,000	$1,008,112
Gazprom OAO(c) 7.343% 4/11/2013	880,000	933,900
Newfield Exploration Co. 6.625% 9/01/2014	210,000	208,425
Petrobras International Finance Co. 5.875% 3/01/2018	1,240,000	1,234,765
Pride International, Inc. 7.375% 7/15/2014	145,000	151,344
Quicksilver Resources, Inc. 7.125% 4/01/2016	225,000	222,750
Sabine Pass LNG LP 7.250% 11/30/2013	155,000	143,375
Sabine Pass LNG LP 7.500% 11/30/2016	225,000	205,875
Southwestern Energy Co.(c) 7.500% 2/01/2018	90,000	95,400
Tengizchevroil Finance Co. SARL Series A(c) 6.124% 11/15/2014	663,000	631,507
Tesoro Corp. 6.625% 11/01/2015	220,000	206,800
		7,673,216
Oil & Gas Services — 0.1%
Helix Energy Solutions Group, Inc.(c) 9.500% 1/15/2016	210,000	218,925
Key Energy Services, Inc.(c) 8.375% 12/01/2014	205,000	212,175
		431,100
Packaging & Containers — 0.4%
Berry Plastics Holding Corp. 8.875% 9/15/2014	345,000	322,575
Crown Americas LLC/Crown Americas Capital Corp. 7.750% 11/15/2015	310,000	327,050
Graham Packaging Co., Inc. 9.875% 10/15/2014	275,000	258,500
Graphic Packaging International Corp. 8.500% 8/15/2011	320,000	323,200

	Principal Amount	Value
Smurfit-Stone Container Enterprises, Inc. 8.375% 7/01/2012	$115,000	$105,225
Vitro SAB de CV 8.625% 2/01/2012	225,000	209,250
Vitro SAB de CV 9.125% 2/01/2017	385,000	330,522
		1,876,322
Pharmaceuticals — 0.0%
Omnicare, Inc. 6.750% 12/15/2013	50,000	46,500
Omnicare, Inc. 6.875% 12/15/2015	65,000	59,313
		105,813
Pipelines — 0.4%
Atlas Pipeline Partners LP 8.125% 12/15/2015	220,000	228,250
Enterprise Products Operating LP VRN 8.375% 8/01/2066	400,000	398,135
Kinder Morgan Energy Partners LP 7.300% 8/15/2033	400,000	412,140
MarkWest Energy Partners LP(c) 8.750% 4/15/2018	120,000	124,500
Williams Cos., Inc. 8.125% 3/15/2012	385,000	421,575
		1,584,600
Real Estate Investment Trusts (REITS) — 0.1%
Host Marriott LP 6.375% 3/15/2015	210,000	201,600
iStar Financial, Inc. FRN 3.463% 3/16/2009	115,000	105,964
Sovereign Real Estate Investment Corp.(c) 12.000% 8/29/2049	200,000	200,000
		507,564
Regional (State & Province) — 0.2%
Johor Corp. MYR(e) 1.000% 7/31/2012	1,870,000	613,471
Provincia Del Neuquen Titulo Provincial(c) 8.656% 10/18/2014	176,860	175,976
		789,447
Retail — 0.1%
Albertsons LLC 8.000% 5/01/2031	285,000	281,722

	Principal Amount	Value
Claires Stores, Inc. 10.500% 6/01/2017	$350,000	$192,500
Dillard's, Inc. 6.625% 11/15/2008	95,000	95,475
GSC Holdings Corp. 8.000% 10/01/2012	5,000	5,325
Quiksilver, Inc. 6.875% 4/15/2015	90,000	74,700
		649,722
Savings & Loans — 2.4%
Aiolos Ltd. FRN EUR(c) (e) 9.491% 4/18/2009	250,000	392,354
AKIBARE Ltd. FRN(c) 6.028% 5/22/2012	250,000	251,975
BA Covered Bond Issuer EUR(e) 4.250% 4/05/2017	165,000	240,671
C10 Capital SPV Ltd. VRN(c) 6.722% 12/31/2049	690,000	616,963
Calabash Re Ltd. FRN(c) 11.593% 6/01/2009	250,000	253,950
Cascadia Ltd. FRN(c) 6.115% 6/13/2008	250,000	249,900
CAT-Mex Ltd. FRN(c) 5.446% 5/18/2009	250,000	247,200
CCM Merger, Inc.(c) 8.000% 8/01/2013	155,000	133,300
Champlain Ltd. FRN(c) 17.396% 1/07/2009	250,000	252,500
Cloverie PLC FRN 6.792% 12/20/2010	200,000	176,500
Dali Capital PLC for Bank of Moscow RUB(e) 7.250% 11/25/2009	5,400,000	223,888
Eurus Ltd. FRN(c) 9.163% 4/08/2009	250,000	253,725
Fhu-Jin Ltd. FRN(c) 7.012% 8/10/2011	250,000	255,325
Fusion 2007 Ltd. FRN(c) 9.070% 5/19/2009	400,000	398,160
GlobeCat Ltd. FRN(c) 4.788% 12/30/2008	300,000	303,240

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goldman Sachs Group, Inc. 6.345% 2/15/2034	$445,000	$401,204
IIRSA Norte Finance Ltd.(c) 8.750% 5/30/2024	214,593	238,735
ISA Capital do Brasil SA(c) 7.875% 1/30/2012	160,000	168,400
ISA Capital do Brasil SA(c) 8.800% 1/30/2017	200,000	213,000
Lakeside Re Ltd. FRN(c) 9.196% 12/31/2009	250,000	260,025
LatAm Cayman Trust 2006(c) 10.000% 11/17/2016	105,694	94,596
MedQuake Ltd. FRN(c) 8.165% 5/31/2010	250,000	249,600
Midori Ltd. FRN(c) 5.463% 10/24/2012	250,000	250,675
National Gas Co. of Trinidad & Tobago Ltd.(c) 6.050% 1/15/2036	320,000	294,485
Nelson Re Ltd. FRN(c) 14.965% 6/21/2010	450,000	447,750
Ocwen Capital Trust 1 10.875% 8/01/2027	140,000	103,600
Osiris Capital PLC Series D FRN(c) 7.713% 1/15/2010	250,000	251,475
Petroleum Export Ltd./Cayman SPV Series A3(c) 5.265% 6/15/2011	804,418	807,153
Piazza Vittoria Finance FRN EUR(e) 6.787% 7/20/2010	24,858	38,695
Rainbow National Services LLC(c) 8.750% 9/01/2012	85,000	87,444
Redwood Capital X Ltd. FRN(c) 7.460% 1/09/2009	250,000	250,225
Salisbury International Investments Ltd. FRN(c) 6.968% 7/22/2011	200,000	177,000
Successor Euro Wind Ltd. FRN(c) 8.258% 6/06/2008	250,000	250,675

	Principal Amount	Value
Successor II Ltd. FRN(c) 20.508% 6/06/2008	$250,000	$251,950
Successor Japan Quake Ltd. FRN(c) 7.258% 6/06/2008	440,000	440,220
Tiers Trust/United States STEP 0.000% 6/15/2017	525,000	211,717
Vanguard Health Holding Co. I LLC STEP 0.000% 10/01/2015	305,000	256,200
Willow Re. Ltd. FRN(c) 8.038% 6/16/2010	490,000	494,361
		10,488,836
Software — 0.1%
Fiserv, Inc. 6.125% 11/20/2012	370,000	375,907
Telecommunications — 1.3%
America Movil SAB de CV MXN(e) 8.460% 12/18/2036	9,100,000	813,298
American Tower Corp. 7.125% 10/15/2012	40,000	40,800
American Tower Corp. 7.500% 5/01/2012	280,000	286,300
Citizens Communications Co. 6.250% 1/15/2013	570,000	540,075
Fairpoint Communications, Inc.(c) 13.125% 4/01/2018	290,000	292,900
Nextel Communications, Inc. Series D 7.375% 8/01/2015	1,355,000	1,084,000
Qwest Corp. 8.875% 3/15/2012	500,000	527,500
Rural Cellular Corp. 9.875% 2/01/2010	132,000	136,620
Sprint Capital Corp. 8.750% 3/15/2032	170,000	150,025
Telefonica del Peru SAA PEN(c) (e) 8.000% 4/11/2016	828,300	307,108

	Principal Amount	Value
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(c) 9.125% 4/30/2018	$730,000	$730,641
Virgin Media Finance PLC 8.750% 4/15/2014	30,000	29,025
Virgin Media Finance PLC 9.125% 8/15/2016	350,000	337,750
West Corp. 9.500% 10/15/2014	115,000	109,825
Windstream Corp. 8.125% 8/01/2013	315,000	326,025
Windstream Corp. 8.625% 8/01/2016	205,000	214,737
		5,926,629
Textiles — 0.0%
Invista(c) 9.250% 5/01/2012	120,000	124,350
Transportation — 0.3%
Panama Canal Railway Co.(c) 7.000% 11/01/2026	410,000	391,670
TGI International Ltd.(c) 9.500% 10/03/2017	770,000	819,280
		1,210,950
TOTAL CORPORATE DEBT — 20.0% (Cost $90,015,432)		88,522,638
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.1%
Automobile ABS — 0.3%
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4 FRN 2.736% 4/15/2011	1,023,828	1,013,110
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN(c) 6.018% 11/14/2013	90,000	85,050
		1,098,160

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2 4.501% 7/10/2043	$200,000	$198,484
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.936% 2/10/2051	460,000	455,609
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.003% 2/10/2051	710,000	659,478
Citigroup Commercial Mortgage Series 2007-C6 Class A2 VRN 5.889% 8/10/2012	120,000	119,587
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AJ VRN 1.000% 12/11/2049	290,000	232,914
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B 5.205% 12/11/2049	1,050,000	1,035,718
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX VRN 5.366% 12/11/2049	620,000	558,106
First Union- Lehman Brothers- Bank of America, Series 1998-C2, Class A2 6.560% 11/18/2035	3,760	3,753
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A2 4.853% 7/10/2045	120,000	119,944

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305% 8/10/2042	$120,000	$118,603
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.117% 4/10/2037	130,000	129,754
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2 5.381% 3/10/2039	720,000	714,484
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 1.000% 6/12/2047	690,000	616,679
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN 1.000% 6/12/2047	70,000	56,424
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2 4.575% 7/15/2042	50,000	49,677
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2 4.790% 10/15/2042	170,000	169,461
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S 5.305% 5/15/2049	380,000	375,136
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2 5.827% 1/12/2018	220,000	219,458

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 VRN 5.992% 6/15/2049	$630,000	$630,070
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class A4 6.068% 1/12/2018	910,000	914,494
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AJ 6.799% 1/12/2018	540,000	528,453
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AM 6.799% 1/12/2018	350,000	313,922
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/2032	347,925	360,109
LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class C 7.470% 10/15/2032	314,000	323,796
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2 4.885% 9/15/2030	140,000	140,178
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2 5.318% 2/15/2040	970,000	961,519
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AM VRN 6.150% 4/15/2041	290,000	271,377
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 VRN 7.950% 5/15/2025	364,415	379,565

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.590% 3/15/2030	$40,946	$41,146
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 3/12/2034	373,000	382,653
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782% 3/15/2042	213,886	213,636
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2 5.275% 11/15/2048	54,000	53,592
		11,347,779
Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-HE7, Class A2B FRN 3.075% 11/25/2035	52,682	51,961
Argent Securities, Inc., Series 2006-M3, Class A2B FRN 2.995% 10/25/2036	100,000	92,765
Argent Securities, Inc., Series 2004-W8, Class A2 FRN 3.375% 5/25/2034	165,153	117,543
Centex Home Equity, Series 2006-A, Class AV2 FRN 2.995% 6/25/2036	159,878	153,208
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN 2.910% 3/20/2036	50,000	44,910
HFC Home Equity Loan Asset Backed Certificates, Series 2005-3, Class A1 FRN 3.060% 1/20/2035	65,201	57,144

	Principal Amount	Value
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN 2.995% 8/25/2036	$180,000	$159,004
Option One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN 2.995% 7/25/2036	210,000	196,711
Residential Asset Securities Corp., Series 2006-KS7, Class A2 FRN 2.995% 9/25/2036	150,000	142,898
		1,016,144
Manufactured Housing ABS — 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1 VRN 6.950% 5/15/2029	186,000	148,685
Student Loans ABS — 0.8%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN 2.995% 6/25/2036	140,000	131,294
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN 3.455% 2/25/2033	64,376	46,351
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN 2.995% 10/25/2036	80,000	73,044
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B STEP 5.536% 3/25/2036	33,638	33,780
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1 FRN 2.925% 1/25/2046	193,870	188,538

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN 3.015% 6/25/2037	$130,000	$114,017
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 FRN 3.095% 5/25/2036	8,444	8,388
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN 5.363% 5/25/2036	50,000	47,693
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 VRN 5.382% 2/25/2030	230,000	212,672
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN 2.945% 4/25/2036	12,041	11,954
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A3 FRN 2.985% 7/25/2036	120,000	114,077
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A2 FRN 3.005% 6/25/2036	60,000	55,725
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A3 FRN 3.105% 11/25/2035	140,381	138,846
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D(c) 12.540% 6/13/2011	238,045	-

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICE EM CLO, Series 2007-1A, Class B FRN(c) 0.000% 8/15/2022	$960,000	$700,512
ICE EM CLO, Series 2007-1A, Class C FRN(c) 0.000% 8/15/2022	800,000	609,600
ICE EM CLO, Series 2007-1A, Class D FRN(c) 0.000% 8/15/2022	800,000	555,280
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.170% 10/25/2035	39,898	38,770
Lehman XS Trust, Series 2005-2, Class 2A1B STEP 5.180% 8/25/2035	41,652	41,916
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.550% 1/25/2036	68,620	62,670
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class AF3 VRN 5.680% 1/25/2036	70,000	69,501
Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A1 FRN 2.975% 7/25/2036	21,892	21,580
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B FRN 3.145% 6/25/2036	114,198	111,039
SSB RV Trust, Series 2001-1, Class B 6.640% 4/15/2018	93,000	94,918
Start CLO Ltd., Series 2006-3A, Class F FRN(c) 20.000% 6/07/2011	120,000	105,600
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 FRN 2.955% 4/25/2036	1,476	1,470

	Principal Amount	Value
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 STEP 5.180% 3/25/2035	$2,998	$3,002
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN 2.995% 7/25/2036	120,000	107,550
		3,699,787
WL Collateral CMO — 8.6%
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500% 7/20/2032	94,186	92,766
Bank of America Mortgage Securities, Series 2003-E, Class 2A2 FRN 4.355% 6/25/2033	431,137	399,760
Bank of America Mortgage Securities, Series 2004-8, Class 5A1 6.500% 5/25/2032	92,752	91,354
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 12A2 VRN 4.390% 5/25/2034	905,895	888,942
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 VRN 5.795% 10/25/2036	185,804	147,426
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 23A1 FRN 5.027% 11/25/2034	424,288	401,402
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN 4.571% 2/25/2037	492,525	476,836

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-S3, Class 1A2 6.000% 11/25/2036	$450,000	$411,712
Chaseflex Trust, Series 2006-2, Class A1B FRN 2.699% 9/25/2046	38,546	37,357
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2 FRN 1.000% 3/25/2036	519,523	344,718
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3 VRN 4.949% 5/25/2035	511,739	494,020
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 1A3A FRN 5.890% 7/25/2036	393,495	383,570
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4 VRN 5.198% 5/25/2035	925,820	864,859
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN 5.525% 3/25/2036	1,065,598	1,036,388
Citimortgage Alternative Loan Trust, Series 2006-A5, Class IA-13 FRN 3.345% 10/25/2036	329,060	240,816
Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1 5.250% 3/25/2021	318,804	281,842
Citimortgage Alternative Loan Trust, Series 2006-A5, Class 2A1 5.500% 10/25/2021	359,040	344,006
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1 5.500% 5/25/2037	835,429	722,851

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500% 8/25/2032	$210,241	$179,739
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10 6.000% 2/25/2037	1,859,147	1,535,432
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-46, Class 1A2 FRN 4.119% 1/19/2034	740,771	652,395
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A8 5.500% 9/25/2035	430,000	402,554
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/2035	406,743	381,322
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/2035	250,000	222,851
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3, Class 1A1 FRN 5.700% 6/25/2047	426,611	419,264
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-27, Class 2A1 5.500% 12/25/2035	362,185	339,548
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2, Class A7 VRN 5.961% 6/25/2036	71,642	70,936

	Principal Amount	Value
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A VRN 6.005% 10/25/2036	$350,764	$335,976
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A7 VRN 6.360% 7/25/2036	20,992	20,632
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1 5.500% 4/25/2037	194,201	177,568
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1 FRN 4.560% 9/25/2035	582,161	547,361
GSR Mortgage Loan Trust, Series 2007-AR1, Class 4A1 VRN 5.834% 3/25/2037	480,992	458,028
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 VRN 5.998% 3/25/2037	1,405,563	1,323,965
JP Morgan Mortgage Trust, Series 2007-A1, Class 7A1 FRN 5.301% 7/25/2035	725,182	688,916
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN 6.761% 2/25/2032	225,975	218,994
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 7/25/2034	136,897	115,432
MASTR Asset Securitization Trust, Series 2006-3, Class 2A1 FRN 3.345% 10/25/2036	882,699	845,045

	Principal Amount	Value
MLCC Mortgage Investors, Inc., Series 2007-3, Class 1A1 FRN 5.828% 9/25/2037	$370,713	$352,178
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 VRN 6.081% 10/25/2036	681,621	666,453
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 1/25/2033	65,756	58,753
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/2037	248,747	235,267
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/2037	265,902	251,492
Residential Accredit Loans, Inc., Series 2006-QS5, Class 2A2 6.000% 5/25/2036	89,352	85,899
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/2036	620,784	559,721
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/2036	121,737	120,494
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7 6.000% 6/25/2035	730,365	648,142
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5 6.000% 7/25/2036	166,440	165,017

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securization, Series 2005-A14, Class A1 5.500% 12/25/2035	$390,000	$348,283
WaMu Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8 VRN 4.833% 10/25/2035	447,181	425,733
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1 VRN 5.348% 3/25/2037	1,514,605	1,423,640
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 4A1 VRN 5.474% 2/25/2037	2,265,786	2,115,190
WaMu Mortgage Pass Through Certificates, Series 2007-HY4, Class 4A1 VRN 5.496% 4/25/2037	1,244,702	1,193,928
WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A1 VRN 5.623% 12/25/2036	1,498,175	1,442,402
WaMu Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1 FRN 5.697% 6/25/2037	675,162	629,013
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 5A1 VRN 5.773% 2/25/2037	1,279,766	1,216,934
WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1 VRN 5.874% 7/25/2037	378,358	332,476
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 1A4 VRN 5.883% 8/25/2046	944,497	912,028
Washington Mutual, Inc., Series 2003-AR9, Class 2A FRN 4.042% 9/25/2033	291,786	250,441

	Principal Amount	Value
Washington Mutual, Inc., Series 2005-AR14, Class 1A1 VRN 5.056% 12/25/2035	$549,588	$520,417
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2 FRN 1.000% 9/25/2036	1,495,512	1,441,378
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 4.943% 10/25/2035	366,662	331,744
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1 VRN 5.241% 4/25/2036	318,895	307,381
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 FRN 5.537% 4/25/2036	1,211,867	1,176,782
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3 FRN 5.597% 7/25/2036	205,473	199,966
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 FRN 5.597% 7/25/2036	1,988,039	1,909,085
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A4 FRN 5.760% 9/25/2036	1,260,000	1,119,961
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class IIA1 VRN 6.100% 9/25/2036	814,885	789,510
		37,826,291

	Principal Amount	Value
WL Collateral PAC — 0.1%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A1 6.000% 10/25/2036	$274,105	$271,705
WL Collateral Support CMO — 0.5%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1AB 5.591% 3/25/2036	474,588	337,346
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 VRN 5.497% 1/25/2036	163,990	106,593
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 1A2 VRN 5.944% 9/25/2037	493,400	345,380
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 2A2 FRN 6.008% 9/25/2037	120,956	84,670
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A2 FRN 6.214% 9/25/2037	315,324	220,727
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY4, Class 2A2 FRN 6.232% 11/25/2037	109,562	76,693
Countrywide Home Loans, Series 2007-HY4, Class 1A2 VRN 6.098% 9/25/2047	451,828	316,279
Countrywide Home Loans, Series 2007-HY4, Class 3A2 VRN 6.404% 11/25/2037	104,557	73,190

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2006-A2, Class 3A4 VRN 5.675% 4/25/2036	$322,705	$220,182
JP Morgan Mortgage Trust, Series 2007-A3, Class 3A3 VRN 6.027% 5/25/2037	218,590	158,702
Residential Funding Mortgage, Series 2007-SA3, Class 2A2 VRN 5.776% 7/27/2037	376,745	267,821
		2,207,583
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.1% (Cost $58,949,086)		57,616,134
SOVEREIGN DEBT OBLIGATIONS — 27.2%
Arab Republic of Egypt EGP(c) (e) 8.750% 7/18/2012	1,480,000	278,361
Arab Republic of Egypt(c) 8.750% 7/18/2012	2,015,000	378,985
Argentina Bonos 7.000% 9/12/2013	1,510,000	1,189,125
Argentine Republic VRN 1.000% 12/15/2035	1,120,000	129,920
Argentine Republic FRN 3.092% 8/03/2012	518,750	448,615
Argentine Republic 7.000% 10/03/2015	190,000	136,800
Autopistas del Nordeste Cayman Ltd.(c) 9.390% 1/15/2026	583,183	580,267
Brazil Letras Tesouro Nacional BRL(e) 0.000% 7/01/2008	2,260,000	1,308,691
Canada Government CAD(e) 3.750% 6/01/2012	2,200,000	2,235,090
Canada Government CAD(e) 4.250% 12/01/2009	2,155,000	2,181,260
Central Bank of Nigeria 42.771% 1/05/2010	62,913	8,336

	Principal Amount	Value
Colombia Government International Bond 7.375% 9/18/2037	$541,000	$600,591
Colombia Government International Bond 8.125% 5/21/2024	205,000	243,950
Colombia Government International Bond 8.250% 12/22/2014	90,000	104,400
Credit Suisse First Boston International for CJSC The EXIM of Ukraine 8.400% 2/09/2016	480,000	466,224
Dominican Republic(c) 9.500% 9/27/2011	103,360	108,786
Dominican Republic International Bond(c) 9.040% 1/23/2018	437,191	472,166
France Government Bond OAT EUR(e) 4.000% 10/25/2038	2,005,000	2,745,961
French Republic EUR(e) 3.250% 4/25/2016	2,665,000	3,883,427
French Republic EUR(e) 4.500% 7/12/2012	1,270,000	2,011,740
French Treasury Note BTAN EUR(e) 3.750% 1/12/2013	3,210,000	4,935,037
Hallertau Spc 1.000% 8/02/2010	1,631,933	775,424
Hallertau SPC 2007-01 FRN(c) 6.420% 12/20/2017	2,390,000	2,307,545
Hellenic Republic EUR(e) 4.600% 5/20/2013	1,420,000	2,240,483
Italian Republic FRN EUR(e) 4.200% 7/01/2009	1,820,000	2,836,390
Japan Government JPY(e) 0.800% 1/15/2009	464,000,000	4,438,670
Japan Government JPY(e) 0.900% 12/20/2012	217,000,000	2,054,683
Japan Government JPY(e) 1.700% 9/20/2017	191,000,000	1,858,565
Japan Government JPY(e) 2.300% 12/20/2036	312,000,000	2,880,586
Kingdom of Belgium EUR(e) 5.000% 3/28/2035	610,000	970,950

	Principal Amount	Value
Kingdom of Denmark DKK(e) 4.000% 8/15/2008	$1,245,000	$259,322
Kingdom of Denmark DKK(e) 4.000% 11/15/2010	1,180,000	245,348
Kingdom of Denmark DKK(e) 4.000% 11/15/2015	860,000	175,867
Kingdom of Denmark DKK(e) 7.000% 11/10/2024	310,000	81,625
Kingdom of the Netherlands EUR(e) 5.000% 7/15/2011	605,000	971,260
Malaysia Government MYR(e) 4.720% 9/30/2015	1,280,000	429,658
Mexico Government International Bond 6.375% 1/16/2013	265,000	287,525
Netherlands Government Bond EUR(e) 4.500% 7/15/2017	355,000	563,009
Nigeria Treasury Bill NGN(e) 0.000% 1/08/2009	51,300,000	403,977
Nigeria Treasury Bill NGN(e) 0.000% 2/05/2009	36,000,000	284,592
Nigeria Treasury Bond NGN(e) 9.230% 5/25/2012	32,800,000	274,458
Nigeria Treasury Bond NGN(e) 9.350% 8/31/2017	69,400,000	546,276
Nigeria Treasury Bond NGN(e) 9.500% 2/23/2012	32,800,000	277,518
Nigeria Treasury Bond NGN(e) 12.500% 7/31/2009	16,000,000	141,143
Nigeria Treasury Bond NGN(e) 15.000% 1/27/2009	12,400,000	109,101
Peru Certif De Deposito PEN(e) 0.000% 5/02/2008	2,829,000	969,261
Peru Certif De Deposito PEN(e) 0.000% 5/16/2008	1,020,000	356,332
Peru Certif De Deposito PEN(e) 0.000% 7/03/2008	271,000	94,095

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peru Certif De Deposito PEN(e) 0.000% 10/20/2008	$854,000	$291,912
Peru Certif De Deposito PEN(e) 0.000% 11/06/2008	1,320,000	447,750
Peru Certif De Deposito PEN(e) 0.000% 1/05/2009	3,110,000	1,042,887
Peru Certif De Deposito PEN(e) 0.000% 1/05/2009	186,000	63,086
Peru Certif De Deposito PEN(e) 0.000% 4/13/2009	66,000	22,053
Peru Certif De Deposito PEN(e) 0.000% 7/09/2009	1,281,000	423,917
Republic of Austria EUR(c) (e) 4.000% 9/15/2016	660,000	1,010,828
Republic of Brazil 6.000% 1/17/2017	775,000	809,875
Republic of Brazil 8.000% 1/15/2018	1,540,000	1,731,730
Republic of Brazil 8.000% 1/15/2018	1,490,000	1,690,330
Republic of Brazil 8.750% 2/04/2025	170,000	217,600
Republic of Brazil 8.875% 10/14/2019	1,005,000	1,295,144
Republic of Brazil BRL(e) 10.000% 1/01/2012	524,000	288,178
Republic of Brazil BRL(e) 10.000% 1/01/2017	2,151,000	1,082,084
Republic of Brazil 10.500% 7/14/2014	802,000	1,032,575
Republic of Bulgaria(c) 8.250% 1/15/2015	260,000	306,405
Republic of Bulgaria(c) 8.250% 1/15/2015	250,000	295,313
Republic of Colombia 10.750% 1/15/2013	310,000	383,625
Republic of Colombia COP(e) 11.750% 3/01/2010	111,000,000	64,140
Republic of Colombia COP(e) 12.000% 10/22/2015	1,731,000,000	1,049,770
Republic of Costa Rica(c) 9.995% 8/01/2020	172,000	225,320

	Principal Amount	Value
Republic of El Salvador(c) 7.625% 9/21/2034	$178,000	$195,800
Republic of El Salvador(c) 7.650% 6/15/2035	495,000	529,650
Republic of Germany EUR(e) 3.750% 7/04/2013	3,125,000	4,828,000
Republic of Germany EUR(e) 4.000% 1/04/2037	5,190,000	7,284,606
Republic of Germany EUR(e) 4.250% 7/04/2017	660,000	1,036,893
Republic of Ghana(c) 8.500% 10/04/2017	440,000	458,700
Republic of Guatemala(c) 10.250% 11/08/2011	192,000	222,528
Republic of Guatemala(c) 10.250% 11/08/2011	108,000	125,172
Republic of Indonesia(c) 6.750% 3/10/2014	770,000	796,950
Republic of Indonesia(c) 6.875% 1/17/2018	600,000	614,250
Republic of Indonesia(c) 7.250% 4/20/2015	785,000	820,325
Republic of Indonesia(c) 8.500% 10/12/2035	440,000	479,600
Republic of Panama 6.700% 1/26/2036	860,000	905,150
Republic of Panama 7.250% 3/15/2015	635,000	701,675
Republic of Panama 8.875% 9/30/2027	140,000	181,125
Republic of Panama 9.375% 4/01/2029	500,000	675,000
Republic of Peru PEN(e) 7.840% 8/12/2020	2,575,000	989,213
Republic of Peru PEN(e) 8.600% 8/12/2017	2,909,000	1,170,313
Republic of Peru PEN(e) 9.910% 5/05/2015	2,393,000	1,021,255
Republic of Peru PEN(e) 12.250% 8/10/2011	4,695,000	1,991,219
Republic of Poland PLN(e) 5.000% 10/24/2013	1,850,000	792,744

	Principal Amount	Value
Republic of Poland PLN(e) 5.750% 9/23/2022	$445,000	$196,082
Republic of the Philippines 7.750% 1/14/2031	630,000	710,325
Republic of the Philippines 7.750% 1/14/2031	146,000	165,133
Republic of the Philippines 9.000% 2/15/2013	650,000	756,470
Republic of Turkey TRY(e) 0.010% 8/13/2008	875,000	653,250
Republic of Turkey 6.750% 4/03/2018	120,000	119,250
Republic of Turkey 7.000% 9/26/2016	435,000	446,876
Republic of Turkey TRY(e) 16.000% 3/07/2012	4,590,000	3,442,230
Republic of Uruguay 7.625% 3/21/2036	380,000	400,900
Republic of Uruguay 8.000% 11/18/2022	905,000	1,004,550
State of Israel ILS(e) 5.500% 2/28/2017	2,700,000	768,619
State of Israel ILS(e) 7.500% 3/31/2014	3,255,000	1,040,073
Turkey Government Bond TRY(e) 0.010% 10/07/2009	2,110,000	1,279,559
Turkey Government Bond TRY(e) 14.000% 1/19/2011	1,760,000	1,290,244
Turkey Government International Bond 7.000% 9/26/2016	760,000	778,050
Turkey Government International Bond 7.250% 3/15/2015	875,000	915,119
United Kingdom GBP(e) 5.750% 12/07/2009	1,785,000	3,618,581
United Kingdom GBP(e) 6.000% 12/07/2028	1,125,000	2,595,038
United Mexican States MXN(e) 8.000% 12/24/2008	27,070,000	2,579,763
United Mexican States MXN(e) 8.000% 12/19/2013	14,630,000	1,397,854

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 8.375% 1/14/2011	$1,470,000	$1,636,698
Uruguay Government International Bond UYU(e) 4.250% 4/05/2027	7,600,000	398,385
Uruguay Government International Bond UYU(e) 5.000% 9/14/2018	7,520,000	470,729
Venezuela Government International Bond 7.650% 4/21/2025	760,000	583,224
Venezuela Government International Bond 10.750% 9/19/2013	560,000	578,200
Venezuela Republic 9.250% 9/15/2027	1,680,000	1,528,800
TOTAL SOVEREIGN DEBT OBLIGATIONS — 27.2% (Cost $117,444,976)		120,230,087
STRUCTURED OBLIGATIONS — 5.5%
Barclays Bank PLC, Republic of South Africa CLN 0.000% 5/15/2009	330,000	330,330
Citigroup Funding, Inc. 0.000% 3/05/2009	252,078	256,787
Citigroup Funding, Inc. 0.000% 3/26/2009	320,934	325,286
Citigroup Funding, Inc. 1.000% 11/26/2008	51,800	57,100
Citigroup Funding, Inc. 11.979% 4/02/2010	534,233	474,816
Citigroup Funding, Inc. Dominican Republic CLN 0.010% 11/10/2008	104,154	95,898
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 5/12/2008	89,157	86,603
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 5/12/2008	195,652	184,322
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 8/11/2008	217,523	204,452

	Principal Amount	Value
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 2/23/2009	$283,186	$256,241
Citigroup Funding, Inc. Dominican Republic CLN 1.000% 2/23/2009	150,443	136,127
Citigroup Funding, Inc. Dominican Republic CLN 15.000% 3/12/2012	238,031	219,127
Citigroup Funding, Inc. Dominican Republic CLN 22.000% 10/03/2011	98,802	113,177
Citigroup Funding, Inc. Republic of Egypt CLN 1.000% 2/05/2009	360,544	372,979
Citigroup Funding, Inc. Republic of Egypt CLN 1.000% 3/26/2009	318,493	323,547
Citigroup Funding, Inc. Republic of Egypt CLN 1.000% 4/02/2009	265,532	270,978
Citigroup Funding, Inc. Republic of Nigeria CLN 0.010% 3/01/2011	538,614	662,323
Citigroup Funding, Inc. Republic of Nigeria CLN 15.516% 4/04/2011	389,714	473,273
Citigroup Funding, Inc. Russian Federation CLN 0.010% 12/04/2008	291,806	298,698
Citigroup Funding, Inc. Russian Federation CLN 7.546% 12/04/2008	130,344	140,637
Citigroup Funding, Inc., Republic of Egypt CLN 0.010% 2/19/2009	348,640	359,664
Citigroup Funding, Inc., Republic of Egypt CLN 1.000% 10/30/2008	265,471	265,849

	Principal Amount	Value
Citigroup Funding, Inc., Republic of Egypt CLN 1.000% 4/07/2009	$145,893	$147,663
Citigroup Funding, Inc., Republic of Egypt CLN 1.000% 4/16/2009	132,653	135,110
Citigroup Funding, Inc., Republic of Zambia CLN 1.000% 2/25/2009	107,414	117,338
Citigroup Funding, Inc., Republic of Zambia CLN 1.000% 3/04/2009	107,414	117,107
Citigroup Funding, Inc., Sub-Saharan African Nations CLN 0.990% 4/29/2009	660,000	661,703
Citigroup Global Markets Holdings, Inc. VRN(c) 0.010% 1/04/2010	58,772	53,860
Citigroup, Inc.(c) 0.010% 7/27/2020	128,592	188,785
Coriolanus Ltd. BRL(e) 0.000% 12/31/2017	3,300,000	1,379,825
Coriolanus Ltd. Series E VRN(c) 1.000% 9/10/2010	400,000	293,200
Credit & Repackaged Securities Ltd.(c) 0.000% 2/08/2037	4,000,000	316,240
Credit & Repackaged Securities Ltd. 1.000% 3/29/2017	3,500,000	600,390
Credit Suisse First Boston, Ukraine CLN UAH(e) 11.940% 12/30/2009	2,650,000	560,980
Credit Suisse Russian Federation TRS RUB(e) 8.590% 5/20/2010	15,100,000	634,409
Deutsche Bank Reforma MXN (Acquired 12/27/2007, Cost $158,262)(e) (j) 0.000% 10/03/2015	1,720,000	163,637
Deutsche Bank Russian Federation RUB(e) 0.000% 1/13/2009	9,990,000	396,839

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank Russian Federation TRS RUB(e) 0.000% 1/14/2009	$8,360,000	$332,001
Deutsche Bank Russian Federation TRS RUB(e) 0.000% 3/18/2009	5,200,000	202,986
Deutsche Bank TRS RUB(e) 0.000% 5/05/2009	13,490,000	523,875
Deutsche Bank TRS RUB(e) 0.000% 6/06/2009	5,390,000	207,699
Eirles Two Ltd. FRN(c) 6.082% 4/30/2012	700,000	523,250
Eirles Two Ltd. FRN 4.730% 4/30/2012	800,000	628,000
Emblem Finance Co. Ltd. FRN(c) 6.579% 6/20/2010	340,000	363,426
Ghana Government(c) 0.000% 11/26/2008	256,366	259,773
JP Morgan Chase Bank NA(c) 0.010% 11/30/2012	367,142	285,287
JP Morgan Chase Bank NA(c) 0.010% 1/05/2016	1,979,004	1,056,698
JPMorgan Chase Bank NA Republic of Brazil CLN 0.000% 2/20/2012	432,737	472,465
JPMorgan Chase Bank NA Republic of Colombia CLN 0.010% 10/31/2016	718,896	361,072
JPMorgan Chase Bank NA Republic of Colombia CLN 0.010% 10/31/2016	718,976	359,579
JPMorgan Chase Bk N A Struct Tranche Tr 00012 BRL(e) 0.000% 1/05/2015	8,326,000	2,060,590
JPMorgan Securities Ltd., Republic of Brazil CLN 1.000% 5/15/2045	290,000	268,391
Lehman Brothers, Senegal CLN 10.750% 5/15/2012	1,133,333	1,133,333

	Principal Amount	Value
Morgan Stanley(c) 0.010% 1/05/2022	$1,887,048	$300,041
Morgan Stanley PEN(e) 6.250% 3/23/2017	716,000	230,935
Morgan Stanley Ukraine CLN 0.010% 10/15/2017	1,000,000	964,000
Red Square Capital Ltd. RUB(e) 0.000% 11/20/2008	10,000,000	407,387
Republic of Brazil 0.000% 12/21/2011	375,000	113,814
Republic of Egypt 1.000% 7/10/2008	265,385	275,860
Republic of Ukraine CLN UAH(e) 11.940% 12/30/2009	585,000	123,453
UBS AG(c) 0.000% 4/22/2009	132,143	132,714
UBS AG(c) 0.000% 4/29/2009	264,706	263,705
UBS AG 1.000% 4/15/2009	132,924	134,003
UBS AG, Ghana Government CLN 0.000% 12/28/2011	170,755	186,543
Ukraine Government CLN UAH(e) 11.940% 12/30/2009	1,180,000	249,795
TOTAL STRUCTURED OBLIGATIONS — 5.5% (Cost $22,460,927)		24,095,975
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.1%
Collateralized Mortgage Obligations — 4.9%
Federal Home Loan Mortgage Corp.
Series 2122, Class F 3.166% 2/15/2029	193,060	189,407
Series 2551, Class LF 3.216% 1/15/2033	328,984	322,513
Series 2736, Class DB 3.300% 11/15/2026	419,440	415,651
Series 2401, Class FA 3.366% 7/15/2029	339,555	335,826
Series 3000, Class SE 3.434% 7/15/2025	369,305	26,744
Series 3110, Class SL 3.434% 2/15/2026	391,709	30,276
Series 3004, Class SB 3.434% 7/15/2035	489,061	41,281
Series 2727, Class UA 3.500% 10/15/2022	38,842	38,857

	Principal Amount	Value
Series 2641, Class CE 3.500% 9/15/2025	$89,915	$89,570
Series 2344, Class FP 3.666% 8/15/2031	107,425	107,330
Series 2412, Class GF 3.666% 2/15/2032	228,454	228,215
Series 2410, Class PF 3.696% 2/15/2032	311,663	311,659
Series 2464, Class FI 3.716% 2/15/2032	65,177	65,292
Series 2470, Class LF 3.716% 2/15/2032	64,819	64,929
Series 2517, Class GF 3.716% 2/15/2032	73,780	74,360
Series 2451, Class FD 3.716% 3/15/2032	79,389	79,527
Series 2471, Class FD 3.716% 3/15/2032	121,186	121,331
Series 2920, Class S 3.984% 1/15/2035	264,965	26,284
Series 2777, Class PJ 4.000% 5/15/2024	41,341	41,357
Series 2802, Class AS 4.534% 4/15/2033	212,765	17,335
Series 2819, Class S 4.884% 6/15/2034	466,389	52,786
Series 2676, Class KY 5.000% 9/15/2023	119,000	113,429
Series 2934, Class NA 5.000% 4/15/2024	131,277	132,387
Series 2750, Class XG 5.000% 2/15/2034	740,000	693,281
Series 2890, Class PE 5.000% 11/15/2034	750,000	702,520
Series 2939, Class PE 5.000% 2/15/2035	658,000	613,892
Series 3035, Class DM 5.500% 11/15/2025	432,420	437,755
Series 3138, Class PA 5.500% 2/15/2027	830,313	840,207
Series 2453, Class BD 6.000% 5/15/2017	124,803	127,313
Series 2435, Class EQ 6.000% 5/15/2031	192,090	194,509
Series 216, Class IO 6.000% 1/01/2032	71,934	15,502
Series 216, Class IO 6.000% 12/15/2032	110,804	27,399
Series 216, Class IO 6.000% 3/01/2033	210,080	48,270
Series 2177, Class SB 6.234% 8/15/2029	612,883	87,439
Series 1628, Class LZ 6.500% 12/15/2023	468,035	486,694

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2042, Class N 6.500% 3/15/2028	$84,307	$85,860
Series 2043, Class ZP 6.500% 4/15/2028	117,400	119,859
Series 2055, Class ZM 6.500% 5/15/2028	56,053	57,959
Series 2080, Class Z 6.500% 8/15/2028	88,821	91,606
Series 2279, Class PK 6.500% 1/15/2031	109,559	112,790
Series 2326, Class ZP 6.500% 6/15/2031	53,072	54,317
Series 2368, Class PR 6.500% 10/15/2031	168,371	172,923
Series 2427, Class ZM 6.500% 3/15/2032	155,815	159,585
Series 2461, Class PZ 6.500% 6/15/2032	237,910	242,308
Series 2035, Class PE 7.000% 3/15/2028	118,466	31,886
Series 2049, Class PL 7.000% 4/15/2028	725,896	195,321
Series 1360, Class PZ 7.500% 9/15/2022	235,613	235,247
Series 3094, Class HS 14.425% 6/15/2034	82,574	93,684
Series 3025, Class SJ 14.792% 8/15/2035	22,439	25,705
Federal National Mortgage Association
Series 324, Class 1 0.010% 7/01/2032	47,938	38,062
Series 2001-T10, Class IO 0.454% 12/25/2041	5,217,245	65,193
Series 2003-84, Class AJ 3.000% 4/25/2013	63,808	63,501
Series 2003-84, Class PW 3.000% 6/25/2022	15,871	15,822
Series 2055-87, Class SE 3.155% 10/25/2035	1,513,601	147,459
Series 2002-68, Class 20 3.232% 10/18/2032	62,936	61,803
Series 2005-85, Class SA 3.255% 10/25/2035	1,990,239	182,803
Series 2003-116, Class FA 3.295% 11/25/2033	30,135	29,525
Series 2001-68, Class FD 3.395% 12/25/2031	857,161	843,709

	Principal Amount	Value
Series 2006-75, Class SA 3.575% 8/25/2036	$228,922	$24,049
Series 2006-43, Class SJ 3.695% 6/25/2036	1,794,220	193,997
Series 2005-40, Class SA 3.805% 5/25/2035	771,183	77,574
Series 2005-87, Class SG 3.805% 10/25/2035	1,119,169	107,265
Series 2005-105, Class SA 3.805% 12/25/2035	1,396,133	137,894
Series 2006-119, Class MS 3.805% 12/25/2036	112,814	11,024
Series 2005-71, Class SA 3.855% 8/25/2025	231,649	20,571
Series 2005-40, Class SB 3.855% 5/25/2035	204,022	18,720
Series 2001-69, Class PF 3.895% 12/25/2031	147,675	147,821
Series 2002-29, Class F 3.895% 4/25/2032	69,117	69,226
Series 2002-64, Class FJ 3.895% 4/25/2032	21,754	21,791
Series 2002-60, Class FH 3.895% 8/25/2032	186,989	187,245
Series 2002-66, Class FG 3.895% 9/25/2032	470,399	471,024
Series 2003-81, Class PU 4.000% 3/25/2025	101,251	101,197
Series 2006-33, Class SP 4.305% 5/25/2036	1,942,204	210,879
Series 2006-90, Class SX 4.335% 9/25/2036	483,572	49,291
Series 2003-81, Class NB 4.500% 11/25/2014	490,000	491,914
Series 2003-84, Class GC 4.500% 5/25/2015	590,000	592,294

	Principal Amount	Value
Series 2004-52, Class JR 4.500% 7/25/2024	$184,019	$184,623
Series 2005-71, Class DB 4.500% 8/25/2025	190,000	183,697
Series 2004-101, Class BG 5.000% 1/25/2020	155,000	152,925
Series 2003-118, Class S 5.205% 12/25/2033	318,546	46,785
Series 2002-89, Class S 5.305% 1/25/2033	119,621	13,370
Series 2003-4, Class S 5.355% 2/25/2033	94,398	13,540
Series 2003-33, Class SP 5.355% 5/25/2033	185,623	25,915
Series 2005-100, Class BQ 5.500% 11/25/2020	110,000	106,404
Series 2003-17, Class EQ 5.500% 3/25/2023	403,000	387,426
Series 2003-23, Class EQ 5.500% 4/25/2023	331,000	317,969
Series 2006-29, Class PA 5.500% 8/25/2026	773,283	781,769
Series 2006-44, Class OA 5.500% 12/25/2026	233,637	236,147
Series 2006-57, Class PA 5.500% 8/25/2027	316,370	319,203
Series 334, Class 5 5.500% 5/01/2033	178,422	37,254
Series 339, Class 7 5.500% 7/01/2033	606,562	125,191
Series 2001-44, Class QC 6.000% 9/25/2016	276,758	282,797
Series 2002-9, Class PC 6.000% 3/25/2017	123,337	125,451
Series 2001-70, Class LR 6.000% 9/25/2030	8,177	8,213

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2001-46, Class ZG 6.000% 9/25/2031	$831,281	$841,910
Series 2001-74, Class QE 6.000% 12/25/2031	787,106	796,222
Series 2001-80, Class Z 6.000% 1/25/2032	161,829	163,883
Series 331, Class 5 6.000% 12/01/2032	301,394	64,002
Series 334, Class IO 6.000% 2/01/2033	290,302	62,925
Series 342, Class IO 6.000% 9/01/2033	209,271	50,676
Series 344, Class 2 6.000% 11/01/2033	432,155	104,988
6.000% 8/01/2035	93,323	21,599
Series 1999-54, Class LH 6.500% 11/25/2029	159,415	164,039
Series 2001-51, Class OD 6.500% 10/25/2031	148,546	152,783
Series 2001-82, Class ZA 6.500% 1/25/2032	65,754	67,824
Series 319, Class IO 6.500% 2/01/2032	1,018,748	221,490
Series 321, Class IO 6.500% 3/01/2032	282,304	67,872
Series 324, Class IO 6.500% 7/01/2032	191,976	44,605
Series 2003-13, Class IO 7.000% 3/25/2033	148,177	36,604
Series 2004-W9, Class 2A2 7.000% 2/25/2044	63,412	68,160
Series 254, Class 2 7.500% 1/01/2024	332,059	69,571
Series 2003-130, Class CS 8.310% 12/25/2033	197,859	192,703
Series 2005-59, Class NQ 9.638% 5/25/2035	146,801	150,838
Series 2006-46, Class SW 13.585% 6/25/2036	141,380	160,678
Series 2006-50, Class KS 13.585% 6/25/2036	123,258	133,024

	Principal Amount	Value
Series 2006-11, Class PS 13.952% 3/25/2036	$107,983	$124,147
Government National Mortgage Association Series 2001-62, Class KZ 6.500% 12/16/2031	357,314	367,048
Series 2000-12, Class ZA 8.000% 2/16/2030	881,821	958,983
		21,697,083
Pass-Through Securities — 19.2%
Federal Home Loan Mortgage Corp.
3.375% 4/15/2009	6,240,000	6,302,367
4.500% 5/01/2019	753,339	748,483
4.625% 10/25/2012	2,990,000	3,126,262
5.000% 8/01/2033	430,977	425,051
5.000% 12/01/2034	65,619	64,717
5.250% 5/21/2009(f)	6,100,000	6,285,719
6.000% 7/01/2024	171,563	176,616
6.000% 9/01/2024	95,656	98,474
6.000% 3/01/2033	106,656	109,739
6.500% 4/01/2018	45,977	47,529
6.500% 4/01/2021	202,293	209,026
6.500% 2/01/2022	64,385	67,325
6.500% 9/01/2022	67,404	70,885
6.500% 7/01/2029	150,835	157,764
6.500% 8/01/2032	639,930	668,527
6.500% 8/01/2032	135,266	141,311
6.500% 6/01/2035	495,814	515,492
7.000% 3/01/2031	54,729	57,701
7.000% 10/01/2031	71,719	75,613
7.500% 2/01/2032	29,732	31,588
8.500% 8/01/2031	17,239	18,547
Federal National Mortgage Association
2.750% 4/11/2011	1,285,000	1,266,003
3.250% 4/09/2013	1,960,000	1,927,002
4.500% 5/01/2018	232,733	231,924
4.500% 9/01/2018	741,437	738,859
4.500% 1/01/2019	525,913	524,084
4.500% 3/01/2019	237,074	236,250
4.500% 11/01/2019	985,915	980,947
4.500% 11/01/2019	270,709	269,345
4.500% 6/01/2020	785,817	781,857
4.500% 8/01/2020	266,989	265,644
4.500% 2/01/2022	201,905	200,888
5.000% 12/01/2017	144,595	146,656
5.000% 12/01/2017	1,196,152	1,213,206
5.000% 2/01/2018	92,366	93,683
5.000% 3/01/2018	81,799	82,965

	Principal Amount	Value
5.000% 3/01/2018	$189,301	$191,882
5.000% 3/01/2018	76,095	77,133
5.000% 4/01/2018	97,152	98,476
5.000% 4/01/2018	562,454	570,473
5.000% 6/01/2018	177,095	179,509
5.000% 6/01/2018	313,683	317,959
5.000% 7/01/2018	95,510	96,872
5.000% 7/01/2018	123,158	124,837
5.000% 7/01/2020	2,398,319	2,423,146
5.000% 9/01/2020	185,899	188,143
5.000% 12/01/2032	127,603	126,018
5.000% 6/01/2033	396,089	390,550
5.000% 8/01/2033(f)	1,600,303	1,577,924
5.000% 9/01/2033	165,211	162,901
5.000% 11/01/2033(f)	4,113,163	4,055,643
5.000% 8/01/2034(f)	1,695,967	1,672,250
5.000% 9/01/2035	131,447	129,609
5.293% 10/01/2036	3,197,145	3,257,546
5.500% 3/15/2011	820,000	873,180
5.500% 2/01/2022	295,410	301,261
5.500% 1/01/2033	1,682,615	1,700,362
5.500% 1/01/2033	1,118,999	1,130,801
5.500% 1/01/2033	639,974	646,723
5.500% 2/01/2033	311,975	315,265
5.500% 2/01/2033	2,788,834	2,818,247
5.500% 3/01/2033	238,408	240,625
5.500% 3/01/2033	79,650	80,390
5.500% 3/01/2033	136,545	137,814
5.500% 6/01/2033	684,747	691,113
5.500% 6/01/2033	922,491	931,067
5.500% 7/01/2033	977,892	986,983
5.500% 7/01/2033	1,270,746	1,282,560
5.500% 7/01/2033	145,464	146,817
5.500% 8/01/2033	1,872,937	1,890,350
5.500% 11/01/2033	602,214	607,813
5.500% 12/01/2033	49,292	49,750
5.500% 12/01/2033	200,531	202,396
5.500% 1/01/2034	699,183	705,683
5.500% 1/01/2034	116,550	117,524
5.500% 11/01/2034	151,642	152,815
6.000% 6/01/2017	209,801	216,398
6.000% 1/01/2019	254,557	262,561
6.000% 7/01/2024	50,054	51,484
6.000% 7/01/2029	178,553	183,980
6.000% 11/01/2029	451,167	466,345
6.000% 11/01/2032	132,977	136,686
6.000% 3/01/2033	225,822	232,120
6.000% 4/01/2033	458,439	470,939
6.000% 10/01/2033	742,272	762,975
6.000% 11/01/2033	371,041	381,390
6.500% 5/01/2017	71,353	74,283
6.500% 6/01/2017	279,117	290,576
6.500% 4/01/2018	238,390	248,177
6.500% 10/01/2028	372,611	389,349

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 12/01/2028	$50,929	$53,217
6.500% 12/01/2029	507,558	530,358
6.500% 4/01/2031	45,865	47,926
7.000% 4/01/2020	103,160	107,437
7.000% 1/01/2030	81,647	85,978
7.000% 12/01/2032	415,766	440,940
7.000% 4/01/2033	213,419	224,740
7.000% 2/01/2036	502,149	528,786
7.500% 2/01/2027	29,577	31,440
7.500% 9/01/2032	100,000	106,477
7.500% 1/01/2033	231,576	246,455
7.500% 3/01/2033	382,155	406,699
Federal National Mortgage Association TBA
5.000% 5/30/2008(g)	1,986,000	1,951,555
5.500% 12/01/2099(g)	350,000	356,398
5.500% 12/01/2099(g)	3,377,000	3,394,412
6.000% 5/30/2008(g)	3,601,000	3,680,334
6.000% 12/01/2099(g)	2,628,000	2,706,019
Government National Mortgage Association
13.000% 10/15/2015	65,793	75,060
13.500% 6/15/2015	87,071	99,573
New South Wales Treasury Corp. AUD(e)
7.000% 12/01/2010	4,505,000	4,237,289
Resolution Funding Corp. Principal Strip 0.010% 1/15/2021	1,955,000	1,076,288
		84,563,103
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.1% (Cost $103,880,400)		106,260,186
TOTAL BONDS & NOTES (Cost $392,750,821)		396,725,020

	Principal Amount	Value
OPTION — 0.0%
Call Option, Strike 7.63 0.000% 5/08/2008	$10,125,000	$20,432
TOTAL OPTION — 0.0% (Cost $10,085)		20,432
TOTAL LONG-TERM INVESTMENTS — 91.0% (Cost $397,641,691)		401,532,626
SHORT-TERM INVESTMENTS — 8.0%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(h)	9,853,220	9,853,220
Discount Notes — 5.8%
Federal Home Loan Bank 2.080% 5/28/2008	3,930,000	3,923,869
Federal National Mortgage Association 1.950% 5/28/2008	8,150,000	8,138,081
Federal National Mortgage Association 2.690% 5/28/2008	13,760,000	13,732,584
		25,794,534
TOTAL SHORT-TERM INVESTMENTS (Cost $35,647,754)		35,647,754
TOTAL INVESTMENTS — 99.0% (Cost $433,289,445)(i)		437,180,380
Other Assets/ (Liabilities) — 1.0%		4,545,619
NET ASSETS — 100.0%		$441,725,999

Notes to Portfolio of Investments

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CBO - Collateralized Bond Obligation

CLN - Credit Linked Note

COP - Colombian Peso

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

ILS - Israeli Shekel

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

PEN - Peruvian New Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

STEP - Step Up Bond

TBA - To Be Announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguay Peso

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $51,398,019 or 11.64% of net assets.

(d)  Security is currently in default.

(e)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(h)  Maturity value of $9,853,507. Collateralized by U.S. Government Agency obligations with a rate of 5.18%, maturity date of 1/01/2036, and an aggregate market value, including accrued interest, of $10,053,615.

(i)  See Note 6 for aggregate cost for Federal tax purposes.

(j)  Restricted security. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.2%
CORPORATE DEBT — 97.2%
Aerospace & Defense — 4.3%
L-3 Communications Corp. 6.125% 7/15/2013	$3,805,000	$3,776,462
TransDigm, Inc. 7.750% 7/15/2014	1,800,000	1,840,500
Vought Aircraft Industries, Inc. 8.000% 7/15/2011	2,360,000	2,242,000
		7,858,962
Automotive & Parts — 3.8%
The Goodyear Tire & Rubber Co. 9.000% 7/01/2015	1,800,000	1,957,500
Tenneco, Inc.(a) 8.125% 11/15/2015	375,000	384,375
Titan International, Inc. 8.000% 1/15/2012	1,885,000	1,885,000
United Components, Inc. 9.375% 6/15/2013	2,850,000	2,814,375
		7,041,250
Building Materials — 1.1%
Interline Brands, Inc. 8.125% 6/15/2014	2,150,000	2,090,875
Coal — 2.2%
Arch Western Finance LLC 6.750% 7/01/2013	1,955,000	1,989,213
Peabody Energy Corp. 6.875% 3/15/2013	1,950,000	1,989,000
		3,978,213
Commercial Services — 4.8%
Cenveo Corp. 7.875% 12/01/2013	1,710,000	1,432,125
Great Lakes Dredge & Dock Corp. 7.750% 12/15/2013	1,970,000	1,822,250
Iron Mountain, Inc. 8.750% 7/15/2018	2,650,000	2,822,250
Rental Service Corp. 9.500% 12/01/2014	1,800,000	1,611,000
United Rentals North America, Inc. 7.750% 11/15/2013	1,250,000	1,078,125
		8,765,750

	Principal Amount	Value
Computers — 0.9%
Compucom Systems, Inc.(a) 12.500% 10/01/2015	$1,770,000	$1,672,650
Diversified Financial — 1.5%
Ford Motor Credit Co. LLC 7.375% 10/28/2009	2,900,000	2,791,621
Electric — 7.4%
The AES Corp. 8.000% 10/15/2017	3,235,000	3,372,488
Edison Mission Energy 7.750% 6/15/2016	2,700,000	2,828,250
Intergen NV(a) 9.000% 6/30/2017	2,000,000	2,090,000
NRG Energy, Inc. 7.375% 2/01/2016	2,660,000	2,739,800
Sierra Pacific Resources 6.750% 8/15/2017	600,000	591,367
Texas Competitive Electric Holdings Co. LLC(a) 10.250% 11/01/2015	1,930,000	2,012,025
		13,633,930
Entertainment — 2.7%
OED Corp./DIAMOND JO LLC 8.750% 4/15/2012	900,000	819,000
Seneca Gaming Corp. 7.250% 5/01/2012	2,075,000	2,004,969
Tunica-Biloxi Gaming Authority(a) 9.000% 11/15/2015	2,175,000	2,120,625
		4,944,594
Environmental Controls — 2.6%
Allied Waste North America, Inc. 7.250% 3/15/2015	2,870,000	2,895,113
Waste Services, Inc. 9.500% 4/15/2014	1,830,000	1,793,400
		4,688,513
Foods — 1.1%
Delhaize Group 6.500% 6/15/2017	2,000,000	2,110,878
Forest Products & Paper — 1.6%
Newark Group, Inc. 9.750% 3/15/2014	2,725,000	2,166,375
Rock-Tenn Co. 8.200% 8/15/2011	340,000	352,750

	Principal Amount	Value
Rock-Tenn Co.(a) 9.250% 3/15/2016	$430,000	$451,500
		2,970,625
Health Care – Services — 3.3%
Community Health Systems, Inc. 8.875% 7/15/2015	2,215,000	2,303,600
HCA, Inc. 9.250% 11/15/2016	3,450,000	3,708,750
		6,012,350
Holding Company – Diversified — 0.4%
Leucadia National Corp. 7.000% 8/15/2013	750,000	742,500
Home Furnishing — 0.7%
ALH Finance LLC/ALH Finance Corp. 8.500% 1/15/2013	1,355,000	1,273,700
Iron & Steel — 1.4%
Steel Dynamics, Inc. 6.750% 4/01/2015	650,000	641,875
Tube City IMS Corp. 9.750% 2/01/2015	1,955,000	1,867,025
		2,508,900
Lodging — 3.2%
Boyd Gaming Corp. 7.125% 2/01/2016	2,345,000	1,893,587
MGM Mirage 5.875% 2/27/2014	2,870,000	2,468,200
Station Casinos, Inc. 6.625% 3/15/2018	2,600,000	1,560,000
		5,921,787
Machinery – Diversified — 0.7%
Stewart & Stevenson LLC 10.000% 7/15/2014	1,400,000	1,358,000
Manufacturing — 4.9%
Bombardier, Inc.(a) 8.000% 11/15/2014	2,850,000	3,035,250
Polypore, Inc. 8.750% 5/15/2012	1,950,000	1,935,375
SPX Corp.(a) 7.625% 12/15/2014	1,800,000	1,881,000
Trimas Corp. 9.875% 6/15/2012	2,546,000	2,221,385
		9,073,010

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 7.9%
CCH I Holdings LLC 11.125% 1/15/2014	$1,800,000	$927,000
CCH II LLC/CCH II Capital Corp. 10.250% 9/15/2010	1,850,000	1,780,625
CSC Holdings, Inc. 7.625% 4/01/2011	2,250,000	2,266,875
Echostar DBS Corp. 6.625% 10/01/2014	1,660,000	1,622,650
Mediacom Broadband LLC 8.500% 10/15/2015	2,850,000	2,622,000
Quebecor Media, Inc. 7.750% 3/15/2016	1,550,000	1,491,875
Shaw Communications, Inc. 7.250% 4/06/2011	1,550,000	1,600,375
Shaw Communications, Inc. 8.250% 4/11/2010	1,870,000	1,944,800
Videotron Ltd.(a) 9.125% 4/15/2018	250,000	266,250
		14,522,450
Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/2017	1,855,000	2,049,775
Oil & Gas — 9.7%
Brigham Exploration Co. 9.625% 5/01/2014	1,810,000	1,687,825
Chesapeake Energy Corp. 7.500% 6/15/2014	3,150,000	3,268,125
Clayton Williams Energy, Inc. 7.750% 8/01/2013	1,750,000	1,636,250
Mariner Energy, Inc. 8.000% 5/15/2017	2,810,000	2,760,825
Petrohawk Energy Corp. 9.125% 7/15/2013	2,850,000	3,013,875
Pride International, Inc. 7.375% 7/15/2014	2,110,000	2,202,313
Quicksilver Resources, Inc. 7.125% 4/01/2016	2,450,000	2,425,500
Southwestern Energy Co.(a) 7.500% 2/01/2018	850,000	900,999
		17,895,712
Oil & Gas Services — 1.8%
Basic Energy Services, Inc. 7.125% 4/15/2016	1,600,000	1,568,000
North American Energy Partners, Inc. 8.750% 12/01/2011	1,725,000	1,733,625
		3,301,625

	Principal Amount	Value
Packaging & Containers — 5.2%
Berry Plastics Corp. FRN(a) 7.670% 2/15/2015	$1,490,000	$1,437,850
Crown Americas LLC/Crown Americas Capital Corp. 7.750% 11/15/2015	2,000,000	2,110,000
Graham Packaging Co., Inc. 9.875% 10/15/2014	1,025,000	963,500
Owens-Illinois, Inc. 7.500% 5/15/2010	1,660,000	1,713,950
Packaging Dynamics Finance Corp.(a) 10.000% 5/01/2016	3,100,000	2,325,000
Pregis Corp. 12.375% 10/15/2013	1,000,000	970,000
		9,520,300
Pipelines — 8.0%
Atlas Pipeline Partners LP 8.125% 12/15/2015	1,585,000	1,644,437
Dynegy Holdings, Inc. 8.375% 5/01/2016	2,720,000	2,835,600
El Paso Corp. 7.375% 12/15/2012	2,700,000	2,842,946
Kinder Morgan Finance Co. 5.700% 1/05/2016	2,600,000	2,489,500
MarkWest Energy Partners LP(a) 8.750% 4/15/2018	700,000	726,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/2014	1,390,000	1,341,350
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/2015	350,000	339,124
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/2014	700,000	716,045
Williams Cos., Inc. 7.125% 9/01/2011	1,660,000	1,763,750
		14,699,002
Savings & Loans — 4.5%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/2017	2,850,000	3,006,750

	Principal Amount	Value
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/2014	$1,975,000	$1,975,000
KAR Holdings, Inc. 10.000% 5/01/2015	2,100,000	1,995,000
Snoqualmie Entertainment Authority(a) 9.125% 2/01/2015	1,615,000	1,308,150
		8,284,900
Telecommunications — 7.6%
Cincinnati Bell, Inc. 8.375% 1/15/2014	1,905,000	1,895,475
Intelsat Bermuda Ltd. 9.250% 6/15/2016	1,830,000	1,846,012
Nextel Communications, Inc. Series D 7.375% 8/01/2015	950,000	760,000
Qwest Corp. 7.875% 9/01/2011	2,780,000	2,849,500
Stratos Global Corp. 9.875% 2/15/2013	985,000	1,034,250
Time Warner Telecom Holdings, Inc. 9.250% 2/15/2014	2,000,000	2,070,000
Virgin Media Finance PLC 9.125% 8/15/2016	3,565,000	3,440,225
		13,895,462
Transportation — 2.8%
Bristow Group, Inc. 7.500% 9/15/2017	2,060,000	2,126,950
CSX Corp. 6.250% 4/01/2015	2,025,000	2,068,540
Quality Distribution LLC/QD Capital Corp. FRN 7.213% 1/15/2012	1,325,000	977,187
		5,172,677
TOTAL CORPORATE DEBT — 97.2% (Cost $183,587,077)		178,780,011
TOTAL BONDS & NOTES (Cost $183,587,077)		178,780,011
TOTAL LONG-TERM INVESTMENTS — 97.2% (Cost $183,587,077)		178,780,011

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Commercial Paper — 0.7%
Cadbury Schweppes Finance PLC 3.150% 5/01/2008	$1,314,000	$1,313,885
TOTAL SHORT-TERM INVESTMENTS (Cost $1,313,885)		1,313,885
TOTAL INVESTMENTS — 97.9% (Cost $184,900,962)(b)		180,093,896
Other Assets/ (Liabilities) — 2.1%		3,773,096
NET ASSETS — 100.0%		$183,866,992

Notes to Portfolio of Investments

FRN - Floating Rate Note

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $20,611,924 or 11.21% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.9%
CORPORATE DEBT — 18.1%
Banks — 4.8%
KFW JPY(a) 2.050% 2/16/2026	$63,000,000	$567,753
KFW AUD(a) 5.500% 7/25/2016	1,500,000	1,270,997
		1,838,750
Multi-National — 6.3%
European Investment Bank AUD(a) 6.000% 8/14/2013	1,200,000	1,067,367
European Investment Bank GBP(a) 6.000% 12/07/2028	380,000	846,810
International Bank for Reconstruction & Development Class E GBP(a) 5.400% 6/07/2021	255,000	520,570
		2,434,747
Regional (State & Province) — 2.2%
New South Wales Treasury Corp. AUD(a) 5.500% 3/01/2017	1,010,000	864,644
Savings & Loans — 4.8%
LCR Finance PLC GBP(b) (a) 4.750% 12/31/2010	935,000	1,848,745
TOTAL CORPORATE DEBT — 18.1% (Cost $6,926,563)		6,986,886
SOVEREIGN DEBT OBLIGATIONS — 68.6%
French Republic EUR(a) 5.750% 10/25/2032	1,115,000	1,982,459
Italian Republic JPY(a) 0.650% 3/20/2009	63,300,000	604,012
Italian Republic EUR(a) 2.750% 6/15/2010	910,000	1,380,061
Italy Buoni Ordinari del Tesoro BOT EUR(a) 0.010% 7/31/2008	980,000	1,510,827
Kingdom of Spain EUR(a) 3.800% 1/31/2017	1,315,000	1,970,233

	Principal Amount	Value
Kingdom of the Netherlands EUR(a) 4.250% 7/15/2013	$1,290,000	$2,029,063
Portuguese Republic EUR(a) 3.950% 7/15/2009	1,265,000	1,964,378
Republic of Austria EUR(a) 4.650% 1/15/2018	1,265,000	2,020,814
Republic of Finland EUR(a) 5.000% 4/25/2009	1,265,000	1,986,098
Republic of Germany EUR(a) 4.750% 7/04/2028	1,265,000	1,998,996
Republic of Germany EUR(a) 5.250% 7/04/2010	760,000	1,219,457
Republic of Poland PLN(a) 6.250% 10/24/2015	4,620,000	2,110,506
Republique Francaise EUR(a) 0.010% 6/12/2008	1,260,000	1,952,789
United Kingdom GBP(a) 0.010% 9/07/2016	670,000	911,194
United Kingdom Treasury GBP(a) 4.750% 3/07/2020	910,000	1,799,040
United Mexican States MXN(a) 8.000% 12/19/2013	4,430,000	423,274
United Mexican States MXN(a) 10.000% 12/05/2024	4,745,000	535,441
TOTAL SOVEREIGN DEBT OBLIGATIONS — 68.6% (Cost $25,720,658)		26,398,642
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.2%
Pass-Through Securities — 12.2%
Canada Government CAD(b) (a) 4.550% 12/15/2012	1,530,000	1,573,729
Japan Government JPY(a) 2.300% 3/19/2026	200,000,000	1,950,293

	Principal Amount	Value
New South Wales Treasury Corp. AUD(a) 5.500% 8/01/2014	$1,330,000	$1,165,399
		4,689,421
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.2% (Cost $4,650,797)		4,689,421
TOTAL BONDS & NOTES (Cost $37,298,018)		38,074,949
TOTAL LONG-TERM INVESTMENTS — 98.9% (Cost $37,298,018)		38,074,949
TOTAL INVESTMENTS — 98.9% (Cost $37,298,018)(c)		38,074,949
Other Assets/ (Liabilities) — 1.1%		409,481
NET ASSETS — 100.0%		$38,484,430

Notes to Portfolio of Investments

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

(a)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $3,422,474 or 8.89% of net assets.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.1%
COMMON STOCK — 62.1%
Advertising — 0.1%
Omnicom Group, Inc.	3,800	$181,412
Aerospace & Defense — 2.3%
Boeing Co.	9,500	806,170
General Dynamics Corp.	7,500	678,150
Goodrich Corp.	1,400	95,410
L-3 Communications Holdings, Inc.	2,700	300,915
Lockheed Martin Corp.	3,400	360,536
Northrop Grumman Corp.	7,100	522,347
Raytheon Co.	9,200	588,524
United Technologies Corp.	9,400	681,218
		4,033,270
Agriculture — 1.0%
Altria Group, Inc.	24,800	496,000
Philip Morris International, Inc.(a)	18,700	954,261
Reynolds American, Inc.	1,700	91,545
UST, Inc.	2,100	109,347
		1,651,153
Airlines — 0.1%
Southwest Airlines Co.	6,200	82,088
Apparel — 0.4%
Nike, Inc. Class B	8,400	561,120
VF Corp.	2,700	200,826
		761,946
Auto Manufacturers — 0.1%
Ford Motor Co.(a)	18,000	148,680
General Motors Corp.	200	4,640
		153,320
Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.(a)	1,800	48,204
Johnson Controls, Inc.	7,500	264,450
		312,654
Banks — 3.5%
Bank of America Corp.	41,564	1,560,313
The Bank of New York Mellon Corp.	13,099	570,199
BB&T Corp.	7,900	270,891
Capital One Financial Corp.	4,642	246,026
Comerica, Inc.	1,900	65,987
Fifth Third Bancorp	4,600	98,578

	Number of Shares	Value
Huntington Bancshares, Inc.	3,100	$29,109
KeyCorp	4,300	103,759
M&T Bank Corp.	600	55,938
Marshall & Ilsley Corp.	2,900	72,442
National City Corp.	2,700	17,010
Northern Trust Corp.	2,200	163,042
PNC Financial Services Group, Inc.	2,400	166,440
Regions Financial Corp.	6,197	135,838
State Street Corp.	3,400	245,276
SunTrust Banks, Inc.	3,000	167,250
U.S. Bancorp	17,200	582,908
Wachovia Corp.	8,890	259,144
Wells Fargo & Co.	43,851	1,304,567
Zions Bancorp	600	27,810
		6,142,527
Beverages — 1.1%
Anheuser-Busch Cos., Inc.	7,900	388,680
The Coca-Cola Co.	6,500	382,655
Coca-Cola Enterprises, Inc.	8,400	189,000
Constellation Brands, Inc. Class A(a)	18,200	334,152
Molson Coors Brewing Co. Class B	1,600	87,744
The Pepsi Bottling Group, Inc.	6,000	202,260
PepsiCo, Inc.	3,900	267,267
		1,851,758
Biotechnology — 0.6%
Amgen, Inc.(a)	14,900	623,863
Biogen Idec, Inc.(a)	5,500	333,795
Genzyme Corp.(a)	700	49,245
Millipore Corp.(a)	249	17,455
		1,024,358
Building Materials — 0.1%
Masco Corp.	3,900	71,019
Trane, Inc.	1,851	86,090
		157,109
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,900	187,017
The Dow Chemical Co.	7,749	311,122
Du Pont (E.I.) de Nemours & Co.	9,800	479,318
Eastman Chemical Co.	1,200	88,200
Hercules, Inc.	3,600	67,680
Monsanto Co.	8,551	974,985

	Number of Shares	Value
PPG Industries, Inc.	900	$55,233
Rohm & Haas Co.	1,200	64,140
The Sherwin-Williams Co.	1,200	66,384
Sigma-Aldrich Corp.	1,800	102,636
		2,396,715
Commercial Services — 0.5%
Apollo Group, Inc. Class A(a)	2,700	137,430
Automatic Data Processing, Inc.	4,000	176,800
Donnelley (R.R.) & Sons Co.	1,900	58,216
Equifax, Inc.	1,500	57,405
McKesson Corp.	3,900	203,268
Moody's Corp.	1,800	66,528
Paychex, Inc.	1,200	43,644
Western Union Co.	7,800	179,400
		922,691
Computers — 3.7%
Affiliated Computer Services, Inc. Class A(a)	1,400	74,158
Apple, Inc.(a)	8,200	1,426,390
Computer Sciences Corp.(a)	3,000	130,770
Dell, Inc.(a)	8,400	156,492
Electronic Data Systems Corp.	3,600	66,816
EMC Corp.(a)	24,800	381,920
Hewlett-Packard Co.	36,500	1,691,775
International Business Machines Corp.	17,149	2,069,884
Lexmark International, Inc. Class A(a)	6,600	207,174
NetApp, Inc.(a)	3,700	89,540
SanDisk Corp.(a)	100	2,709
Sun Microsystems, Inc.(a)	5,050	79,083
Teradata Corp.(a)	7,300	155,417
		6,532,128
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	4,400	311,080
The Procter & Gamble Co.	29,118	1,952,362
		2,263,442
Distribution & Wholesale — 0.1%
Genuine Parts Co.	1,400	59,444
W.W. Grainger, Inc.	600	52,026
		111,470
Diversified Financial — 2.8%
American Express Co.	500	24,010
Ameriprise Financial, Inc.	2,740	130,123

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Bear Stearns Cos., Inc.	900	$9,657
The Charles Schwab Corp.	3,800	82,080
CIT Group, Inc.	1,800	19,602
Citigroup, Inc.	24,549	620,353
CME Group, Inc.	400	182,980
Countrywide Financial Corp.	4,900	28,322
Discover Financial Services	7,950	144,769
Federal Home Loan Mortgage Corp.	1,949	48,550
Federal National Mortgage Association	3,100	87,730
Franklin Resources, Inc.	700	66,605
The Goldman Sachs Group, Inc.	4,400	842,028
IntercontinentalExchange, Inc.(a)	200	31,030
Janus Capital Group, Inc.	400	11,224
JP Morgan Chase & Co.	32,600	1,553,390
Legg Mason, Inc.	1,100	66,308
Lehman Brothers Holdings, Inc.	6,200	274,288
Merrill Lynch & Co., Inc.	1,000	49,830
Morgan Stanley	12,500	607,500
		4,880,379
Electric — 1.8%
The AES Corp.(a)	100	1,736
Ameren Corp.	1,700	77,112
American Electric Power Co., Inc.	4,700	209,761
CenterPoint Energy, Inc.	4,100	62,402
Consolidated Edison, Inc.	3,200	133,120
Dominion Resources, Inc.	5,000	216,950
DTE Energy Co.	5,400	217,674
Duke Energy Corp.	27,564	504,697
Edison International	3,900	203,463
Entergy Corp.	851	97,746
FirstEnergy Corp.	1,300	98,332
FPL Group, Inc.	1,100	72,919
Integrys Energy Group, Inc.	600	28,734
Pepco Holdings, Inc.	5,951	148,239
PG&E Corp.	3,300	132,000
Pinnacle West Capital Corp.	2,600	88,244
PPL Corp.	2,000	96,040
Progress Energy, Inc.	3,100	130,169
Public Service Enterprise Group, Inc.	2,349	103,145
Southern Co.	6,400	238,272
TECO Energy, Inc.	5,700	91,257
Xcel Energy, Inc.	4,900	101,920
		3,053,932

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	6,600	$344,916
Molex, Inc.	1,100	31,218
		376,134
Electronics — 0.6%
Agilent Technologies, Inc.(a)	2,400	72,504
Applera Corp. Applied Biosystems Group	2,900	92,539
Jabil Circuit, Inc.	100	1,088
PerkinElmer, Inc.	1,700	45,152
Thermo Fisher Scientific, Inc.(a)	10,300	596,061
Tyco Electronics Ltd.	7,847	293,556
Waters Corp.(a)	249	15,304
		1,116,204
Engineering & Construction — 0.2%
Fluor Corp.	2,200	336,314
Jacobs Engineering Group, Inc.(a)	1,000	86,330
		422,644
Environmental Controls — 0.2%
Allied Waste Industries, Inc.(a)	5,500	67,980
Waste Management, Inc.	9,849	355,549
		423,529
Foods — 0.5%
ConAgra Foods, Inc.	1,600	37,696
General Mills, Inc.	1,800	108,720
Heinz (H.J.) Co.	900	42,327
The Hershey Co.	800	29,904
The Kroger Co.	7,949	216,610
McCormick & Co., Inc.	600	22,674
Safeway, Inc.	3,500	110,600
SuperValu, Inc.	900	29,790
Tyson Foods, Inc. Class A	2,900	51,620
Wrigley (Wm.) Jr. Co.	2,600	198,016
		847,957
Forest Products & Paper — 0.2%
International Paper Co.	8,800	230,296
MeadWestvaco Corp.	1,500	39,450
Plum Creek Timber Co., Inc.	1,500	61,260
Weyerhaeuser Co.	100	6,388
		337,394
Gas — 0.1%
Nicor, Inc.	500	17,560
NiSource, Inc.	4,300	76,970
Sempra Energy	2,600	147,342
		241,872

	Number of Shares	Value
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,100	$72,193
Snap-on, Inc.	300	17,793
The Stanley Works	3,000	144,720
		234,706
Health Care – Products — 2.1%
Bard (C.R.), Inc.	800	75,336
Baxter International, Inc.	900	56,088
Becton, Dickinson & Co.	2,100	187,740
Boston Scientific Corp.(a)	5,900	78,647
Johnson & Johnson	36,300	2,435,367
Medtronic, Inc.	10,600	516,008
St. Jude Medical, Inc.(a)	2,400	105,072
Varian Medical Systems, Inc.(a)	851	39,895
Zimmer Holdings, Inc.(a)	1,600	118,656
		3,612,809
Health Care – Services — 0.8%
Aetna, Inc.	6,351	276,904
Cigna Corp.	4,949	211,372
Coventry Health Care, Inc.(a)	950	42,493
Humana, Inc.(a)	1,100	52,569
Laboratory Corp. of America Holdings(a)	1,000	75,620
Quest Diagnostics, Inc.	1,700	85,306
UnitedHealth Group, Inc.	11,000	358,930
WellPoint, Inc.(a)	4,700	233,825
		1,337,019
Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,500	76,830
Home Builders — 0.1%
Centex Corp.	900	18,738
D.R. Horton, Inc.	4,400	68,156
KB Home	2,300	51,750
Lennar Corp. Class A	1,551	28,569
Pulte Homes, Inc.	2,500	32,600
		199,813
Home Furnishing — 0.1%
Whirlpool Corp.	1,400	101,892
Household Products — 0.2%
The Clorox Co.	1,000	53,000
Fortune Brands, Inc.	1,200	81,144
Kimberly-Clark Corp.	3,600	230,364
		364,508
Housewares — 0.0%
Newell Rubbermaid, Inc.	751	15,418

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 3.9%
ACE Ltd.	8,100	$488,349
AFLAC, Inc.	6,800	453,356
Allstate Corp.	6,800	342,448
American International Group, Inc.	18,400	850,080
Aon Corp.	3,000	136,170
Assurant, Inc.	1,700	110,500
Chubb Corp.	9,100	482,027
Cincinnati Financial Corp.	4,314	154,873
Genworth Financial, Inc. Class A	3,300	76,098
The Hartford Financial Services Group, Inc.	6,251	445,509
Lincoln National Corp.	2,206	118,594
Loews Corp.	5,300	223,183
Marsh & McLennan Cos., Inc.	4,700	129,673
Metlife, Inc.	17,900	1,089,215
MGIC Investment Corp.	1,000	13,030
The Progressive Corp.	6,100	110,959
Prudential Financial, Inc.	5,100	386,121
Safeco Corp.	1,300	86,762
Torchmark Corp.	1,500	97,110
The Travelers Cos., Inc.	15,222	767,189
Unum Group	5,900	136,939
XL Capital Ltd. Class A	2,200	76,758
		6,774,943
Internet — 0.8%
Amazon.com, Inc.(a)	2,500	196,575
eBay, Inc.(a)	5,451	170,562
Expedia, Inc.(a)	1,900	47,994
Google, Inc. Class A(a)	700	402,003
IAC/InterActiveCorp(a)	1,800	37,458
Symantec Corp.(a)	18,300	315,126
VeriSign, Inc.(a)	2,749	99,101
Yahoo!, Inc.(a)	5,100	139,791
		1,408,610
Investment Companies — 0.1%
American Capital Strategies Ltd.	3,600	114,300
Iron & Steel — 0.2%
Allegheny Technologies, Inc.	100	6,883
Nucor Corp.	1,400	105,700
United States Steel Corp.	1,400	215,530
		328,113
Lodging — 0.1%
Marriott International, Inc. Class A	200	6,860
Starwood Hotels & Resorts Worldwide, Inc.	1,200	62,652
Wyndham Worldwide Corp.	1,440	30,931
		100,443

	Number of Shares	Value
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	7,500	$614,100
Terex Corp.(a)	100	6,968
		621,068
Machinery – Diversified — 0.3%
Cummins, Inc.	1,400	87,710
Deere & Co.	4,600	386,722
The Manitowoc Co., Inc.	100	3,782
Rockwell Automation, Inc.	1,700	92,191
		570,405
Manufacturing — 3.1%
3M Co.	5,400	415,260
Cooper Industries Ltd. Class A	1,400	59,346
Danaher Corp.	2,700	210,654
Dover Corp.	3,649	180,516
Eastman Kodak Co.	2,300	41,147
Eaton Corp.	1,900	166,896
General Electric Co.	65,800	2,151,660
Honeywell International, Inc.	11,849	703,831
Illinois Tool Works, Inc.	3,100	162,099
Ingersoll-Rand Co. Ltd. Class A	5,800	257,404
ITT Corp.	651	41,664
Leggett & Platt, Inc.	11,200	185,920
Pall Corp.	45	1,565
Parker Hannifin Corp.	2,350	187,647
Textron, Inc.	1,500	91,515
Tyco International Ltd.	10,547	493,494
		5,350,618
Media — 2.1%
CBS Corp. Class B	13,100	302,217
Clear Channel Communications, Inc.	7,600	229,140
Comcast Corp. Class A	9,200	189,060
The DIRECTV Group, Inc.(a)	6,300	155,232
Gannett Co., Inc.	2,851	81,596
The McGraw-Hill Companies, Inc.	3,400	139,366
Meredith Corp.	6,100	197,701
New York Times Co. Class A	700	13,650
The Scripps (E.W.) Co. Class A	951	42,709
Time Warner, Inc.	26,500	393,525
Viacom, Inc. Class B(a)	14,800	568,912
The Walt Disney Co.	39,000	1,264,770
		3,577,878
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	11,756

	Number of Shares	Value
Mining — 0.7%
Alcoa, Inc.	4,300	$149,554
Freeport-McMoRan Copper & Gold, Inc.	10,006	1,138,182
Vulcan Materials Co.	100	6,882
		1,294,618
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	2,800	101,108
Xerox Corp.	15,700	219,329
		320,437
Oil & Gas — 7.5%
Anadarko Petroleum Corp.	5,100	339,456
Apache Corp.	5,400	727,272
Chesapeake Energy Corp.	3,300	170,610
Chevron Corp.	17,585	1,690,798
ConocoPhillips	20,974	1,806,910
Devon Energy Corp.	3,300	374,220
ENSCO International, Inc.	4,900	312,277
EOG Resources, Inc.	1,800	234,864
Exxon Mobil Corp.	47,600	4,430,132
Hess Corp.	2,300	244,260
Marathon Oil Corp.	5,200	236,964
Murphy Oil Corp.	1,400	126,476
Nabors Industries Ltd.(a)	2,800	105,112
Noble Corp.	100	5,628
Noble Energy, Inc.	3,600	313,200
Occidental Petroleum Corp.	15,500	1,289,755
Questar Corp.	500	31,015
Rowan Cos., Inc.	800	31,192
Sunoco, Inc.	3,900	180,999
Tesoro Corp.	549	13,802
Valero Energy Corp.	6,100	297,985
XTO Energy, Inc.	3,000	185,580
		13,148,507
Oil & Gas Services — 1.0%
BJ Services Co.	100	2,827
Cameron International Corp.(a)	700	34,461
Halliburton Co.	11,600	532,556
National Oilwell Varco, Inc.(a)	4,300	294,335
Schlumberger Ltd.	3,400	341,870
Transocean, Inc.(a)	4,100	604,586
		1,810,635
Packaging & Containers — 0.1%
Ball Corp.	900	48,402
Bemis Co., Inc.	2,300	60,490
Pactiv Corp.(a)	2,600	61,854
		170,746

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 3.0%
Allergan, Inc.	1,300	$73,281
AmerisourceBergen Corp.	2,400	97,320
Barr Pharmaceuticals, Inc.(a)	500	25,115
Cardinal Health, Inc.	3,600	187,452
Eli Lilly & Co.	10,000	481,400
Express Scripts, Inc.(a)	4,500	315,090
Forest Laboratories, Inc.(a)	3,400	118,014
Hospira, Inc.(a)	1,800	74,070
King Pharmaceuticals, Inc.(a)	3,300	30,987
Medco Health Solutions, Inc.(a)	5,100	252,654
Merck & Co., Inc.	29,500	1,122,180
Patterson Cos., Inc.(a)	900	30,780
Pfizer, Inc.	83,000	1,669,130
Watson Pharmaceuticals, Inc.(a)	8,500	263,840
Wyeth	12,000	533,640
		5,274,953
Pipelines — 0.4%
El Paso Corp.	9,700	166,258
Spectra Energy Corp.	7,200	177,840
The Williams Cos., Inc.	7,400	262,700
		606,798
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A(a)	1,300	30,056
Real Estate Investment Trusts (REITS) — 0.3%
AvalonBay Communities, Inc.	200	19,950
Equity Residential	6,000	249,120
Host Hotels & Resorts, Inc.	2,300	39,560
Prologis	1,100	68,871
Public Storage	800	72,560
Vornado Realty Trust	300	27,927
		477,988
Retail — 2.6%
Abercrombie & Fitch Co. Class A	900	66,879
AutoNation, Inc.(a)	1,300	20,813
AutoZone, Inc.(a)	1,500	181,125
Best Buy Co., Inc.	7,600	326,952
Big Lots, Inc.(a)	1,800	48,654
Costco Wholesale Corp.	2,200	156,750
CVS Caremark Corp.	16,977	685,361
Darden Restaurants, Inc.	700	24,906
Family Dollar Stores, Inc.	3,500	74,900
Gamestop Corp. Class A(a)	2,000	110,080
The Gap, Inc.	14,700	273,714
The Home Depot, Inc.	4,500	129,600

	Number of Shares	Value
J.C. Penney Co., Inc.	100	$4,250
Limited Brands, Inc.	100	1,852
Lowe's Companies, Inc.	100	2,519
Macy's, Inc.	7,500	189,675
McDonald's Corp.	1,900	113,202
Polo Ralph Lauren Corp.	800	49,688
RadioShack Corp.	26,300	365,570
Sears Holdings Corp.(a)	1,000	98,610
Staples, Inc.	1,851	40,167
The TJX Cos., Inc.	9,200	296,424
Wal-Mart Stores, Inc.	17,100	991,458
Walgreen Co.	2,600	90,610
Wendy's International, Inc.	700	20,300
Yum! Brands, Inc.	5,500	223,740
		4,587,799
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	7,700	147,301
Sovereign Bancorp, Inc.	6,000	44,820
Washington Mutual, Inc.	4,085	50,205
		242,326
Semiconductors — 2.2%
Advanced Micro Devices, Inc.(a)	800	4,768
Analog Devices, Inc.	3,400	109,514
Applied Materials, Inc.	22,900	427,314
Broadcom Corp. Class A(a)	100	2,596
Intel Corp.	61,100	1,360,086
KLA-Tencor Corp.	600	26,208
Linear Technology Corp.	1,600	55,936
LSI Corp.(a)	3,500	21,700
MEMC Electronic Materials, Inc.(a)	3,600	226,692
Micron Technology, Inc.(a)	400	3,088
National Semiconductor Corp.	8,100	165,159
Novellus Systems, Inc.(a)	1,800	39,348
Nvidia Corp.(a)	7,500	154,125
QLogic Corp.(a)	16,800	268,128
Texas Instruments, Inc.	32,100	936,036
Xilinx, Inc.	4,100	101,557
		3,902,255
Software — 2.5%
Adobe Systems, Inc.(a)	8,800	328,152
Autodesk, Inc.(a)	949	36,062
BMC Software, Inc.(a)	3,600	125,136
CA, Inc.	6,662	147,497
Citrix Systems, Inc.(a)	1,800	58,950
Compuware Corp.(a)	8,500	64,090
Electronic Arts, Inc.(a)	100	5,147
IMS Health, Inc.	2,000	49,500
Intuit, Inc.(a)	2,400	64,728

	Number of Shares	Value
Microsoft Corp.	89,800	$2,561,096
Novell, Inc.(a)	800	5,024
Oracle Corp.(a)	43,500	906,975
		4,352,357
Telecommunications — 2.7%
American Tower Corp. Class A(a)	200	8,684
AT&T, Inc.	60,127	2,327,516
CenturyTel, Inc.	8,800	285,560
Ciena Corp.(a)	351	11,867
Cisco Systems, Inc.(a)	40,100	1,028,164
Citizens Communications Co.	5,900	63,248
Corning, Inc.	900	24,039
Embarq Corp.	1,496	62,189
FairPoint Communications, Inc.	184	1,695
JDS Uniphase Corp.(a)	1,525	21,823
Juniper Networks, Inc.(a)	9,100	251,342
Qualcomm, Inc.	800	34,552
Qwest Communications International, Inc.	13,800	71,208
Sprint Nextel Corp.	9,500	75,905
Verizon Communications, Inc.	10,368	398,960
Windstream Corp.	5,300	62,222
		4,728,974
Textiles — 0.0%
Cintas Corp.	600	17,766
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,500	53,340
Mattel, Inc.	1,000	18,750
		72,090
Transportation — 1.3%
Burlington Northern Santa Fe Corp.	4,000	410,200
C.H. Robinson Worldwide, Inc.	2,500	156,700
CSX Corp.	9,600	604,320
FedEx Corp.	1,600	153,392
Norfolk Southern Corp.	5,700	339,606
Ryder System, Inc.	4,200	287,574
Union Pacific Corp.	1,800	261,342
United Parcel Service, Inc. Class B	100	7,241
		2,220,375
TOTAL COMMON STOCK — 62.1% (Cost $108,615,176)		108,337,895
TOTAL EQUITIES (Cost $108,615,176)		108,337,895

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.7%
iShares Lehman Aggregate Bond Fund	47,660	$4,889,916
SPDR Trust Series 1	11,350	1,569,251
TOTAL MUTUAL FUNDS — 3.7% (Cost $6,412,478)		6,459,167
RIGHTS — 0.0%
Computers — 0.0%
Seagate Technology(b)	5,100	-
TOTAL RIGHTS — 0.0% (Cost $0)		-
	Principal Amount
BONDS & NOTES — 29.6%
CORPORATE DEBT — 11.2%
Agriculture — 0.1%
Cargill, Inc.(c) 5.200% 1/22/2013	$150,000	149,740
Airlines — 0.0%
US Airways, Inc. Class B(d) 7.500% 4/15/2049	434,841	4
Apparel — 0.1%
Kellwood Co. 7.875% 7/15/2009	50,000	47,125
VF Corp. 6.450% 11/01/2037	80,000	75,392
		122,517
Auto Manufacturers — 0.3%
DaimlerChrysler NA LLC 4.050% 6/04/2008	530,000	530,081
Banks — 0.5%
Bank of America Corp. 4.250% 10/01/2010	225,000	226,031
HSBC Finance Corp. 6.375% 10/15/2011	125,000	129,496
HSBC Holdings PLC 6.500% 9/15/2037	80,000	78,451
Wachovia Bank 6.600% 1/15/2038	165,000	159,554
Wachovia Corp. 5.300% 10/15/2011	165,000	165,514
Wells Fargo & Co. 4.375% 1/31/2013	150,000	148,386
		907,432

	Principal Amount	Value
Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	$75,000	$73,935
Anheuser-Busch Cos., Inc. 6.500% 2/01/2043	30,000	31,407
The Coca-Cola Co. 5.350% 11/15/2017	60,000	62,220
Diageo Finance BV 3.875% 4/01/2011	35,000	34,608
Foster's Finance Corp.(c) 6.875% 6/15/2011	225,000	242,032
		444,202
Building Materials — 0.1%
American Standard, Inc. 7.625% 2/15/2010	200,000	211,432
Chemicals — 0.4%
Cytec Industries, Inc. 5.500% 10/01/2010	90,000	90,457
Ecolab, Inc. 4.875% 2/15/2015	150,000	145,209
Lubrizol Corp. 4.625% 10/01/2009	130,000	129,691
Lubrizol Corp. 5.875% 12/01/2008	90,000	90,942
Praxair, Inc. 5.250% 11/15/2014	135,000	137,840
Sensient Technologies 6.500% 4/01/2009	90,000	90,376
		684,515
Commercial Services — 0.3%
Deluxe Corp. 7.375% 6/01/2015	20,000	18,500
Donnelley R.R. & Sons Co. 4.950% 5/15/2010	100,000	99,865
Equifax, Inc. 7.000% 7/01/2037	60,000	52,627
ERAC USA Finance Co.(c) 6.700% 6/01/2034	85,000	68,736
ERAC USA Finance Co.(c) 7.000% 10/15/2037	175,000	145,330
Valassis Communications, Inc. 6.625% 1/15/2009	150,000	149,438
		534,496
Computers — 0.1%
Electronic Data Systems Corp. Series B 6.500% 8/01/2013	90,000	91,712

	Principal Amount	Value
Diversified Financial — 1.6%
American Express Co. 6.150% 8/28/2017	$50,000	$50,525
American General Finance Corp. 6.500% 9/15/2017	50,000	48,029
American General Finance Corp. 6.900% 12/15/2017	45,000	44,503
American Honda Finance Corp.(c) 3.850% 11/06/2008	175,000	174,944
The Bear Stearns Cos., Inc. 7.250% 2/01/2018	125,000	136,665
BlackRock, Inc. 6.250% 9/15/2017	45,000	46,246
Boeing Capital Corp. Ltd. 6.500% 2/15/2012	50,000	53,659
CIT Group, Inc. 5.125% 9/30/2014	120,000	99,000
CIT Group, Inc. 7.625% 11/30/2012	200,000	186,559
Citigroup, Inc. 5.500% 2/15/2017	115,000	110,191
Citigroup, Inc. 5.875% 5/29/2037	65,000	58,400
Countrywide Home Loans, Inc. 3.250% 5/21/2008	250,000	249,360
Eaton Vance Corp. 6.500% 10/02/2017	130,000	135,429
General Electric Capital Corp. 5.375% 10/20/2016	100,000	101,467
The Goldman Sachs Group, Inc. 5.625% 1/15/2017	130,000	125,626
The Goldman Sachs Group, Inc. 6.125% 2/15/2033	65,000	61,325
The Goldman Sachs Group, Inc. 6.750% 10/01/2037	65,000	63,693
HSBC Finance Corp. 4.125% 12/15/2008	250,000	249,393
HSBC Finance Corp. 5.900% 6/19/2012	65,000	66,164
Lazard Group LLC 6.850% 6/15/2017	75,000	69,898
Lazard Group LLC 7.125% 5/15/2015	95,000	91,247
Lehman Brothers Holdings, Inc. 6.200% 9/26/2014	55,000	55,342

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman Brothers Holdings, Inc. 6.875% 7/17/2037	$110,000	$101,980
Lehman Brothers Holdings, Inc. 7.000% 9/27/2027	25,000	24,498
Merrill Lynch & Co., Inc. 5.450% 2/05/2013	200,000	194,589
Morgan Stanley 5.450% 1/09/2017	60,000	57,336
SLM Corp. 5.000% 10/01/2013	65,000	55,397
Textron Financial Corp. 5.125% 11/01/2010	125,000	127,968
		2,839,433
Electric — 1.3%
Allegheny Energy Supply(c) 8.250% 4/15/2012	75,000	79,875
Carolina Power & Light Co. 5.950% 3/01/2009	20,000	20,315
Centerpoint Energy, Inc. Series B 5.875% 6/01/2008	300,000	300,101
Consumers Energy Co. 4.400% 8/15/2009	55,000	55,048
Duke Energy Corp. 4.200% 10/01/2008	10,000	10,021
Entergy Gulf States, Inc. 5.250% 8/01/2015	275,000	260,248
Kansas Gas & Electric Co. 5.647% 3/29/2021	85,000	85,089
MidAmerican Energy Holdings Co. 3.500% 5/15/2008	275,000	274,951
MidAmerican Funding LLC 6.750% 3/01/2011	45,000	47,713
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/2012	105,616	111,028
Monongahela Power 6.700% 6/15/2014	110,000	118,471
Nevada Power Co. Series L 5.875% 1/15/2015	120,000	119,099
Pennsylvania Electric Co. Class B 6.125% 4/01/2009	175,000	178,151
Tenaska Oklahoma(c) 6.528% 12/30/2014	120,539	126,163
TransAlta Corp. 5.750% 12/15/2013	250,000	249,509

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class A(c) 6.040% 1/31/2018	$99,590	$100,499
Tri-State Generation & Transmission Association Series 2003, Class B(c) 7.144% 7/31/2033	135,000	131,593
Wisconsin Public Service Corp. 5.650% 11/01/2017	50,000	51,816
		2,319,690
Electrical Components & Equipment — 0.2%
Ametek, Inc. 7.200% 7/15/2008	280,000	281,859
Anixter International, Inc. 5.950% 3/01/2015	130,000	114,563
		396,422
Electronics — 0.1%
Thomas & Betts Corp. Series B 6.390% 2/10/2009	55,000	55,351
Thomas & Betts Corp. 6.625% 5/07/2008	75,000	75,009
		130,360
Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/2011	110,000	108,900
Foods — 0.2%
Sara Lee Corp. 3.875% 6/15/2013	35,000	32,668
Smithfield Foods, Inc. 7.000% 8/01/2011	340,000	336,600
		369,268
Forest Products & Paper — 0.1%
Rock-Tenn Co. 5.625% 3/15/2013	25,000	23,094
Rock-Tenn Co. 8.200% 8/15/2011	55,000	57,062
Rock-Tenn Co.(c) 9.250% 3/15/2016	20,000	21,000
		101,156
Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/2033	100,000	91,587
Southwest Gas Corp. 8.375% 2/15/2011	50,000	52,629
		144,216

	Principal Amount	Value
Health Care – Products — 0.0%
Covidien International Finance SA(c) 6.550% 10/15/2037	$60,000	$61,336
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.750% 8/15/2013	350,000	353,062
Home Builders — 0.1%
Centex Corp. 7.875% 2/01/2011	65,000	63,538
D.R. Horton, Inc. 4.875% 1/15/2010	25,000	23,750
Lennar Corp. Series B 5.125% 10/01/2010	15,000	13,200
		100,488
Household Products — 0.1%
Kimberly-Clark Corp. 6.125% 8/01/2017	125,000	133,764
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/2010	100,000	98,759
Toro Co. 7.800% 6/15/2027	40,000	43,831
		142,590
Insurance — 0.0%
Lincoln National Corp. 6.300% 10/09/2037	50,000	47,564
Investment Companies — 0.0%
Xstrata Finance Canada(c) 5.800% 11/15/2016	45,000	43,157
Iron & Steel — 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	55,000	53,027
Lodging — 0.4%
Harrah's Operating Co., Inc. 5.500% 7/01/2010	100,000	88,750
Marriott International, Inc. 6.200% 6/15/2016	180,000	175,848
MGM Mirage 6.000% 10/01/2009	60,000	59,850
MGM Mirage 6.750% 9/01/2012	200,000	186,000
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/2013	35,000	34,726
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/2012	105,000	110,601
		655,775

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
Briggs & Stratton Corp. 8.875% 3/15/2011	$140,000	$144,900
Manufacturing — 0.3%
Bombardier, Inc.(c) 6.750% 5/01/2012	65,000	66,300
Cooper US, Inc. 6.100% 7/01/2017	90,000	93,770
Pentair, Inc. 7.850% 10/15/2009	175,000	178,301
Tyco Electronics Group SA(c) 6.000% 10/01/2012	45,000	45,885
Tyco Electronics Group SA(c) 6.550% 10/01/2017	40,000	40,952
Tyco Electronics Group SA(c) 7.125% 10/01/2037	50,000	51,206
		476,414
Media — 1.0%
Belo Corp. 8.000% 11/01/2008	100,000	100,966
CBS Corp. 6.625% 5/15/2011	120,000	123,641
CBS Corp. 7.875% 7/30/2030	40,000	40,991
Clear Channel Communications, Inc. 4.250% 5/15/2009	150,000	143,250
COX Communications, Inc. 4.625% 1/15/2010	495,000	492,820
COX Communications, Inc. 6.750% 3/15/2011	200,000	209,551
Knight-Ridder, Inc. 7.125% 6/01/2011	30,000	26,700
Rogers Cable, Inc. 5.500% 3/15/2014	60,000	58,789
Scholastic Corp. 5.000% 4/15/2013	70,000	59,113
Shaw Communications, Inc. 8.250% 4/11/2010	190,000	197,600
Thomson Corp. 5.700% 10/01/2014	190,000	184,433
Time Warner, Inc. 5.875% 11/15/2016	125,000	121,846
Viacom, Inc. 6.250% 4/30/2016	40,000	40,422
		1,800,122
Metal Fabricate & Hardware — 0.1%
Timken Co. 5.750% 2/15/2010	135,000	138,127

	Principal Amount	Value
Mining — 0.3%
Codelco, Inc.(c) 6.150% 10/24/2036	$65,000	$63,288
Vale Overseas Ltd. 6.250% 1/23/2017	65,000	66,625
Vale Overseas Ltd. 6.875% 11/21/2036	60,000	60,726
Vulcan Materials Co. 6.000% 4/01/2009	250,000	254,434
		445,073
Office Equipment/Supplies — 0.0%
Xerox Corp. 5.500% 5/15/2012	50,000	50,017
Oil & Gas — 0.2%
Mobil Corp. 8.625% 8/15/2021	145,000	192,629
OAO Gazprom(c) 9.625% 3/01/2013	75,000	85,125
The Premcor Refining Group, Inc. 6.750% 5/01/2014	60,000	60,014
Tesoro Corp. 6.500% 6/01/2017	50,000	45,875
		383,643
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/2014	45,000	43,763
Packaging & Containers — 0.1%
Packaging Corp. of America 5.750% 8/01/2013	50,000	48,853
Pactiv Corp. 5.875% 7/15/2012	50,000	50,244
Pactiv Corp. 6.400% 1/15/2018	45,000	44,789
Sealed Air Corp.(c) 6.875% 7/15/2033	40,000	37,654
		181,540
Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/2017	180,000	186,050
Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/2017	40,000	37,793
Colonial Pipeline Co.(c) 7.630% 4/15/2032	200,000	226,419
Consolidated Natural Gas Co. Series C 6.250% 11/01/2011	65,000	67,804

	Principal Amount	Value
Enterprise Products Operating LP 7.500% 2/01/2011	$35,000	$37,075
Gulf South Pipeline Co. LP(c) 5.050% 2/01/2015	40,000	37,987
Kern River Funding Corp.(c) 4.893% 4/30/2018	154,800	150,131
Kinder Morgan Energy Partners LP 6.000% 2/01/2017	25,000	24,997
Kinder Morgan Energy Partners LP 6.500% 2/01/2037	25,000	23,873
Kinder Morgan Energy Partners LP 6.950% 1/15/2038	95,000	96,307
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/2015	30,000	29,068
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/2014	100,000	102,292
Southern Natural Gas Co.(c) 5.900% 4/01/2017	55,000	54,767
Trans-Canada Pipelines Ltd. 6.200% 10/15/2037	85,000	81,659
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/2012	75,000	82,688
		1,052,860
Real Estate Investment Trusts (REITS) — 0.3%
Brandywine Operating Partnership LP 5.625% 12/15/2010	70,000	67,487
iStar Financial, Inc. Series B 4.875% 1/15/2009	45,000	42,412
iStar Financial, Inc. Series B 5.700% 3/01/2014	80,000	67,700
Prologis 5.250% 11/15/2010	145,000	143,448
Senior Housing Properties Trust 8.625% 1/15/2012	25,000	25,938
Weingarten Realty Investors, Series A 7.500% 12/19/2010	210,000	222,136
		569,121

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/2017	$30,000	$30,843
Lowe's Cos., Inc. 5.600% 9/15/2012	55,000	56,748
McDonald's Corp. 6.300% 10/15/2037	25,000	25,575
Yum! Brands, Inc. 6.875% 11/15/2037	90,000	88,160
		201,326
Savings & Loans — 0.2%
Glencore Funding LLC(c) 6.000% 4/15/2014	150,000	143,223
Washington Mutual Bank 5.650% 8/15/2014	180,000	158,850
		302,073
Software — 0.0%
Fidelity National Information Services, Inc. 4.750% 9/15/2008	60,000	57,300
Telecommunications — 0.8%
AT&T, Inc. 6.500% 9/01/2037	65,000	66,186
British Telecom PLC STEP 9.125% 12/15/2030	45,000	57,731
Deutsche Telekom International Finance B.V. STEP 8.250% 6/15/2030	165,000	204,679
Embarq Corp. 7.082% 6/01/2016	55,000	54,567
Qwest Corp. 7.875% 9/01/2011	170,000	174,250
Qwest Corp. 8.875% 3/15/2012	140,000	147,700
Sprint Capital Corp. 6.125% 11/15/2008	270,000	267,975
Sprint Capital Corp. 6.900% 5/01/2019	60,000	49,500
Sprint Nextel Corp. 6.000% 12/01/2016	130,000	105,950
Telecom Italia Capital SA 6.000% 9/30/2034	10,000	8,934
Telefonica Emisones, S.A.U. 7.045% 6/20/2036	105,000	114,779
Verizon Global Funding Corp. 7.750% 12/01/2030	140,000	159,091
		1,411,342

	Principal Amount	Value
Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/2012	$85,000	$88,369
Transportation — 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/2029	130,000	132,771
Canadian National Railway Co. 5.850% 11/15/2017	45,000	46,624
Canadian National Railway Co. 6.375% 11/15/2037	40,000	41,157
CSX Corp. 7.250% 5/01/2027	10,000	10,303
		230,855
TOTAL CORPORATE DEBT — 11.2% (Cost $20,224,392)		19,439,234
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Agency Collateral CMO — 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/2022	116,937	124,885
Commercial MBS — 2.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/2051	275,000	272,375
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/2044	200,000	195,800
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/2045	150,000	147,581
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/2050	75,000	73,538
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	275,000	275,155

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/2049	$125,000	$124,435
Credit Suisse Mortgage Pass Through Certificates, Series 2008, Class Aj 1.000% 1/15/2018	165,000	138,739
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/2043	100,000	97,480
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 2/15/2040	650,000	625,691
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/2049	100,000	95,791
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 5.439% 2/12/2044	600,000	581,206
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/2049	325,000	321,927
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B(c) 6.920% 2/03/2009	1,000,000	1,030,288
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/2047	150,000	145,465
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/2051	370,000	370,681
		4,496,152
Home Equity ABS — 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 5.000% 12/25/2037	475,000	175,349

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 0.3%
Emerald Investment Grade CBO Ltd. FRN(c) 5.365% 5/24/2011	$235,218	$234,042
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN(c) 5.113% 1/11/2013	250,000	173,225
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(c) 3.142% 6/20/2014	250,000	151,406
		558,673
WL Collateral CMO — 1.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	315,658	295,461
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 2.880% 7/20/2036	109,299	101,665
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1 VRN 4.237% 7/25/2037	432,839	422,631
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 6.603% 2/25/2034	19,687	17,893
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 7.230% 9/25/2033	19,313	18,596
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	14,375	14,892
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 6.673% 8/25/2034	25,786	20,460
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 2.990% 1/19/2038	133,967	104,321
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 3.005% 5/25/2037	246,072	229,741
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 7.048% 8/25/2034	53,996	47,971

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1 VRN 3.754% 11/25/2033	$220,583	$206,435
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN 5.006% 7/25/2035	85,269	82,826
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 3.145% 8/25/2036	62,214	49,815
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 7.075% 7/25/2033	4,604	3,317
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 7.085% 2/25/2034	8,715	7,862
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 7.381% 2/25/2034	1,717	1,645
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN 3.065% 12/25/2036	63,646	46,431
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 3.075% 6/25/2046	273,342	212,537
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 3.085% 4/25/2046	176,126	136,959
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 6.982% 3/25/2034	33,524	33,327
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	328,114	327,294
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/2034	50,645	48,869

	Principal Amount	Value
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/2034	$120,111	$111,768
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 5.726% 4/25/2044	82,466	65,252
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN 4.111% 6/25/2035	316,168	297,456
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN 4.232% 9/25/2034	274,713	262,371
		3,167,795
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 6.977% 6/25/2032	25,125	25,038
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9% (Cost $9,251,875)		8,547,892
SOVEREIGN DEBT OBLIGATION — 0.0%
United Mexican States 5.625% 1/15/2017	45,000	47,295
TOTAL SOVEREIGN DEBT OBLIGATION — 0.0% (Cost $42,413)		47,295
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.3%
Collateralized Mortgage Obligations — 0.1%
New Valley Generation IV, Series 2003-1, Class 2003-1 4.687% 1/15/2022	85,366	88,211
Pass-Through Securities — 12.2%
Connecticut State Health & Educational Facilities Authority, (Yale University) 5.000% 7/01/2042	570,000	581,827
Federal Home Loan Mortgage Corp. Pool #G11723 5.500% 7/01/2020	814,557	832,598

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #J00453 5.500% 11/01/2020	$122,812	$125,244
Pool #J01136 5.500% 1/01/2021	311,835	318,011
Pool #J01298 5.500% 3/01/2021	1,300,404	1,330,018
Pool #A56828 5.500% 2/01/2037	518,926	522,412
Pool #E85389 6.000% 9/01/2016	62,150	64,114
Pool #G11431 6.000% 2/01/2018	21,583	22,265
Pool #E85015 6.500% 8/01/2016	17,523	18,111
Pool #G00729 8.000% 6/01/2027	58,639	63,036
Pool #554904 9.000% 3/01/2017	1,411	1,529
Federal Home Loan Mortgage Corp. TBA Pool #25524(e) 5.500% 12/01/2099	1,675,000	1,684,553
Federal National Mortgage Association Pool #888586 4.361% 10/01/2034	255,959	258,119
Pool #813954 4.500% 12/01/2020	955,872	948,068
Pool #8134 4.500% 12/01/2099	670,000	661,939
Pool #832900 5.000% 9/01/2035	1,657,461	1,631,175
Pool #725796 5.500% 9/01/2019	1,121,822	1,149,298
Pool #888468 5.500% 9/01/2021	1,170,161	1,193,884
Pool #555880 5.500% 11/01/2033	554,370	559,523
Pool #255458 5.500% 11/01/2034	1,165,116	1,173,945
Pool #825454 5.500% 6/01/2035	120,775	121,653
Pool #826735 5.500% 8/01/2035	347,716	350,242
Pool #586036 6.000% 5/01/2016	21,524	22,201
Pool #880213 6.500% 2/01/2036	22,991	23,823
Pool #745814 6.500% 7/01/2036	566,350	586,836
Pool #901195 6.500% 8/01/2036	536,432	555,836
Pool #52510 6.500% 12/01/2099	2,215,000	2,286,987

	Principal Amount	Value
Pool #564594 7.000% 1/01/2031	$22,619	$23,819
Pool #253795 7.000% 5/01/2031	31,292	32,952
Pool #507061 7.500% 10/01/2029	2,468	2,628
Pool #519528 7.500% 11/01/2029	24,978	26,600
Pool #527761 7.500% 2/01/2030	6,291	6,697
Pool #531196 7.500% 2/01/2030	1,900	2,023
Pool #534119 7.500% 3/01/2030	1,457	1,552
Pool #534420 7.500% 3/01/2030	3,594	3,827
Pool #253183 7.500% 4/01/2030	10,654	11,341
Pool #529259 7.500% 4/01/2030	6,379	6,790
Pool #537424 7.500% 4/01/2030	18,989	20,223
Pool #537797 7.500% 4/01/2030	2,965	3,158
Pool #253265 7.500% 5/01/2030	15,516	16,517
Pool #533912 8.000% 3/01/2030	2,519	2,619
Pool #535248 8.000% 4/01/2030	697	749
Pool #539460 8.000% 5/01/2030	2,593	2,779
Pool #546988 8.000% 7/01/2030	20,545	22,008
Pool #552630 8.000% 9/01/2030	2,799	2,975
Pool #190317 8.000% 8/01/2031	8,595	9,213
Federal National Mortgage Association TBA Pool #3273(e) 4.500% 12/01/2099	2,600,000	2,478,531
Government National Mortgage Association Pool #651860 5.500% 6/15/2036	487,593	494,316
Pool #670262 6.500% 7/15/2037	968,411	1,006,959
Pool #351528 7.000% 8/15/2023	24,831	26,261
Pool #352049 7.000% 10/15/2023	6,188	6,557
Pool #588012 7.000% 7/15/2032	14,409	15,245

	Principal Amount	Value
Pool #591581 7.000% 8/15/2032	$7,630	$8,073
Pool #204408 7.500% 3/15/2017	8,460	8,931
Pool #185306 7.500% 4/15/2017	10,357	10,917
Pool #188302 7.500% 5/15/2017	7,828	8,084
Pool #199170 7.500% 5/15/2017	1,019	1,074
Pool #189371 7.500% 6/15/2017	2,914	3,085
Pool #27494 9.000% 12/15/2008	956	967
Pool #30346 9.000% 4/15/2009	4,662	4,745
		21,359,462
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.3% (Cost $21,050,209)		21,447,673
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes — 1.2%
U.S. Treasury Bond(f) 6.125% 8/15/2029	1,295,000	1,577,472
U.S. Treasury Inflation Index 0.875% 4/15/2010	150,840	153,078
U.S. Treasury Note 4.500% 5/15/2017	30,000	31,751
U.S. Treasury Note 4.875% 5/31/2011	350,000	374,541
		2,136,842
TOTAL U.S. TREASURY OBLIGATIONS — 1.2% (Cost $2,131,402)		2,136,842
TOTAL BONDS & NOTES (Cost $52,700,291)		51,618,936
TOTAL LONG-TERM INVESTMENTS — 95.4% (Cost $167,727,945)		166,415,998
SHORT-TERM INVESTMENTS — 8.9%
Discount Notes — 0.0%
Euro Time Deposit 1.100% 5/01/2008	60,111	60,111

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Paper — 8.9%
Alcoa, Inc. 3.100% 5/13/2008	$186,000	$185,808
Avery Dennison Corp. 3.000% 5/05/2008	534,000	533,822
Black & Decker Corp. 3.130% 5/01/2008	534,000	534,000
Black & Decker Corp. 3.150% 5/05/2008	1,352,000	1,351,527
Cadbury Schweppes Finance PLC 3.150% 5/01/2008	1,635,000	1,635,000
Cadbury Schweppes Finance PLC 3.150% 5/12/2008	1,615,000	1,613,446
Cardinal Health, Inc. 3.000% 5/06/2008	1,300,000	1,299,458
Computer Sciences Co. 3.050% 5/07/2008	1,630,000	1,629,171
Donnelly (R.R.) & Sons Co. 3.050% 5/02/2008	532,000	531,955
Donnelly (R.R.) & Sons Co. 3.100% 5/01/2008	1,271,000	1,271,000
Kinder Morgan Energy 3.000% 5/06/2008	443,000	442,815
Pearson Holdings, Inc. 3.000% 5/15/2008	195,000	194,773
PPG Industries, Inc. 3.050% 5/08/2008	457,000	456,729
Textron Financial 3.050% 5/07/2008	236,000	235,880
United Healthcare Co. 3.100% 5/02/2008	1,341,000	1,340,885
United Healthcare Co. 3.150% 5/08/2008	1,245,000	1,244,237
Vulcan Materials Co. 3.100% 5/14/2008	500,000	499,440
Whirlpool Corp. 3.050% 5/07/2008	427,000	426,783
		15,426,729
TOTAL SHORT-TERM INVESTMENTS (Cost $15,486,840)		15,486,840
TOTAL INVESTMENTS — 104.3% (Cost $183,214,785)(g)		181,902,838
Other Assets/ (Liabilities) — (4.3%)		(7,435,923)
NET ASSETS — 100.0%		$174,466,915

Notes to Portfolio of Investments

CBO - Collateralized Bond Obligation

FRN - Floating Rate Note

STEP - Step Up Bond

TBA - To Be Announced

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $3,936,303 or 2.26% of net assets.

(d)  Security is currently in default.

(e)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%
COMMON STOCK — 95.1%
Agriculture — 4.1%
Altria Group, Inc.	209,140	$4,182,800
Philip Morris International, Inc.(a)	242,190	12,358,956
		16,541,756
Auto Manufacturers — 4.5%
Navistar International Corp.(a)	271,450	17,847,838
Chemicals — 6.3%
Eastman Chemical Co.	156,220	11,482,170
FMC Corp.	82,970	5,208,857
The Lubrizol Corp.	145,570	8,489,642
		25,180,669
Computers — 2.0%
Sun Microsystems, Inc.(a)	510,415	7,993,099
Diversified Financial — 18.9%
American Express Co.	135,440	6,503,829
Citigroup, Inc.	350,400	8,854,608
Credit Suisse Group Sponsored ADR (Switzerland)	391,120	20,866,252
The Goldman Sachs Group, Inc.	118,730	22,721,360
National Financial Partners Corp.	232,153	6,249,559
UBS AG(a)	311,102	10,449,916
		75,645,524
Electric — 8.4%
Exelon Corp.	203,588	17,402,702
FirstEnergy Corp.	215,880	16,329,163
		33,731,865
Entertainment — 1.1%
Cinemark Holdings, Inc.	292,810	4,336,516
Foods — 1.9%
ConAgra Foods, Inc.	317,289	7,475,329
Health Care – Products — 3.8%
Johnson & Johnson	226,931	15,224,801
Health Care – Services — 1.0%
WellPoint, Inc.(a)	82,380	4,098,405
Insurance — 2.9%
Everest Re Group Ltd.	126,060	11,389,521

	Number of Shares	Value
Iron & Steel — 2.1%
Carpenter Technology Corp.	163,740	$8,396,587
Machinery – Diversified — 1.0%
Deere & Co.	47,730	4,012,661
Manufacturing — 4.4%
Siemens AG Sponsored ADR (Germany)	150,116	17,781,240
Media — 4.6%
Liberty Global, Inc. Class C(a)	346,647	11,508,681
News Corp., Class A	394,656	7,064,342
		18,573,023
Oil & Gas — 11.5%
Devon Energy Corp.	105,530	11,967,102
Exxon Mobil Corp.	232,470	21,635,983
Marathon Oil Corp.	81,270	3,703,474
Murphy Oil Corp.	94,280	8,517,255
		45,823,814
Oil & Gas Services — 2.1%
Halliburton Co.	183,085	8,405,432
Pharmaceuticals — 1.1%
Schering-Plough Corp.	243,820	4,488,726
Semiconductors — 7.6%
ASML Holding NV	279,950	7,939,382
Lam Research Corp.(a)	313,700	12,811,508
Varian Semiconductor Equipment Associates, Inc.(a)	267,400	9,794,862
		30,545,752
Telecommunications — 4.5%
AT&T, Inc.	376,091	14,558,482
Sprint Nextel Corp.	438,320	3,502,177
		18,060,659
Trucking & Leasing — 1.3%
Aircastle Ltd.	360,000	5,032,800
TOTAL COMMON STOCK — 95.1% (Cost $363,118,194)		380,586,017
TOTAL EQUITIES (Cost $363,118,194)		380,586,017

	Number of Shares	Value
RIGHTS — 0.1%
Diversified Financial — 0.1%
UBS AG(a)	311,102	$522,334
TOTAL RIGHTS (Cost $469,013)		522,334
TOTAL LONG-TERM INVESTMENTS — 95.2% (Cost $363,587,207)		381,108,351
	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/08, 1.05%, due 5/01/2008(b)	$16,370,269	16,370,269
TOTAL SHORT-TERM INVESTMENTS (Cost $16,370,269)		16,370,269
TOTAL INVESTMENTS — 99.3% (Cost $379,957,476)(c)		397,478,620
Other Assets/ (Liabilities) — 0.7%		2,905,943
NET ASSETS — 100.0%		$400,384,563

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $16,370,746. Collateralized by U.S. Government Agency Obligations with rates ranging from 4.813% - 4.829%, maturity dates ranging from 11/01/2035 - 12/01/2035, and an aggregate market value, including accrued interest, of $16,697,858.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%
COMMON STOCK — 94.6%
Aerospace & Defense — 0.9%
DRS Technologies, Inc.	17	$1,062
General Dynamics Corp.	226	20,435
L-3 Communications Holdings, Inc.	80	8,916
Lockheed Martin Corp.	150	15,906
Northrop Grumman Corp.	700	51,499
Raytheon Co.	230	14,713
United Technologies Corp.	172	12,465
		124,996
Agriculture — 3.1%
Altria Group, Inc.	5,840	116,800
Archer-Daniels-Midland Co.	10	441
Bunge Ltd.	67	7,644
Loews Corp. - Carolina Group	20	1,313
Philip Morris International, Inc.(a)	6,070	309,752
Reynolds American, Inc.	90	4,847
UST, Inc.	46	2,395
		443,192
Airlines — 0.1%
Northwest Airlines Corp.(a)	66	637
Southwest Airlines Co.	270	3,575
UAL Corp.	480	7,152
		11,364
Apparel — 0.0%
VF Corp.	75	5,579
Auto Manufacturers — 2.7%
Ford Motor Co.(a)	828	6,839
General Motors Corp.	950	22,040
Navistar International Corp.(a)	5,370	353,078
Toyota Motor Corp. Sponsored ADR (Japan)	150	15,225
		397,182
Automotive & Parts — 0.2%
Autoliv, Inc.	290	17,759
BorgWarner, Inc.	80	3,932
Johnson Controls, Inc.	80	2,821
TRW Automotive Holdings Corp.(a)	350	8,946
		33,458

	Number of Shares	Value
Banks — 3.3%
Associated Banc-Corp.	60	$1,696
Bancorpsouth, Inc.	40	961
Bank of America Corp.	4,379	164,388
Bank of Hawaii Corp.	10	548
The Bank of New York Mellon Corp.	400	17,412
BB&T Corp.	440	15,088
BOK Financial Corp.	20	1,142
Capital One Financial Corp.	157	8,321
City National Corp.	20	970
The Colonial BancGroup, Inc.	70	570
Comerica, Inc.	63	2,188
Commerce Bancshares, Inc.	30	1,305
Cullen/Frost Bankers, Inc.	40	2,233
Deutsche Bank AG	125	14,930
East West Bancorp, Inc.	12	171
Fifth Third Bancorp	270	5,786
First Horizon National Corp.	50	540
Fulton Financial Corp.	76	948
Huntington Bancshares, Inc.	160	1,502
KeyCorp	190	4,585
M&T Bank Corp.	10	932
Marshall & Ilsley Corp.	130	3,247
National City Corp.	150	945
Northern Trust Corp.	20	1,482
PNC Financial Services Group, Inc.	90	6,242
Popular, Inc.	204	2,544
Regions Financial Corp.	423	9,272
State Street Corp.	19	1,371
SunTrust Banks, Inc.	325	18,119
Synovus Financial Corp.	150	1,776
TCF Financial Corp.	30	522
U.S. Bancorp	1,110	37,618
UnionBanCal Corp.	20	1,050
Valley National Bancorp	50	960
Wachovia Corp.	2,281	66,491
Webster Financial Corp.	18	469
Wells Fargo & Co.	2,626	78,123
Whitney Holding Corp.	25	585
Wilmington Trust Corp.	30	986
Zions Bancorp	30	1,391
		479,409

	Number of Shares	Value
Beverages — 0.4%
Anheuser-Busch Cos., Inc.	90	$4,428
The Coca-Cola Co.	417	24,549
Coca-Cola Enterprises, Inc.	360	8,100
Constellation Brands, Inc. Class A(a)	270	4,957
Molson Coors Brewing Co. Class B	50	2,742
The Pepsi Bottling Group, Inc.	550	18,540
PepsiAmericas, Inc.	28	720
		64,036
Biotechnology — 0.1%
Amgen, Inc.(a)	139	5,820
Biogen Idec, Inc.(a)	69	4,188
Charles River Laboratories International, Inc.(a)	10	580
Invitrogen Corp.(a)	18	1,684
Millennium Pharmaceuticals, Inc.(a)	33	821
		13,093
Building Materials — 0.0%
Lennox International, Inc.	57	1,889
Masco Corp.	160	2,914
		4,803
Chemicals — 4.5%
Air Products & Chemicals, Inc.	38	3,740
Airgas, Inc.	90	4,332
Ashland, Inc.	225	11,929
Celanese Corp. Class A	34	1,522
Cytec Industries, Inc.	50	2,951
The Dow Chemical Co.	1,407	56,491
Du Pont (E.I.) de Nemours & Co.	1,011	49,448
Eastman Chemical Co.	3,192	234,612
FMC Corp.	1,695	106,412
The Lubrizol Corp.	2,970	173,210
The Mosaic Co.(a)	10	1,225
Rohm & Haas Co.	40	2,138
Sigma-Aldrich Corp.	50	2,851
The Valspar Corp.	50	1,099
		651,960
Commercial Services — 0.1%
Avis Budget Group, Inc.(a)	375	4,980
Convergys Corp.(a)	40	629
Donnelley (R.R.) & Sons Co.	5	153

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hewitt Associates, Inc. Class A(a)	50	$2,050
Hillenbrand, Inc.(a)	20	381
McKesson Corp.	7	365
Service Corp. International	120	1,333
United Rentals, Inc.(a)	20	377
Western Union Co.	40	920
		11,188
Computers — 1.8%
Affiliated Computer Services, Inc. Class A(a)	20	1,059
Computer Sciences Corp.(a)	112	4,882
Dell, Inc.(a)	400	7,452
Electronic Data Systems Corp.	1,060	19,674
International Business Machines Corp.	276	33,313
Lexmark International, Inc. Class A(a)	438	13,749
NCR Corp.(a)	206	5,074
Seagate Technology	317	5,982
Sun Microsystems, Inc.(a)	10,450	163,647
Teradata Corp.(a)	59	1,256
Western Digital Corp.(a)	150	4,348
		260,436
Cosmetics & Personal Care — 0.7%
Alberto-Culver Co.	20	503
Colgate-Palmolive Co.	10	707
The Procter & Gamble Co.	1,570	105,269
		106,479
Distribution & Wholesale — 0.2%
Genuine Parts Co.	45	1,911
Ingram Micro, Inc. Class A(a)	570	9,696
Tech Data Corp.(a)	210	7,058
W.W. Grainger, Inc.	100	8,671
		27,336
Diversified Financial — 14.0%
American Express Co.	2,720	130,614
Ameriprise Financial, Inc.	510	24,220
The Bear Stearns Cos., Inc.	50	537
CIT Group, Inc.	49	534
Citigroup, Inc.	11,274	284,894
Countrywide Financial Corp.	211	1,220
Credit Suisse Group Sponsored ADR (Switzerland)	7,800	416,130
Discover Financial Services	1,706	31,066
Federal Home Loan Mortgage Corp.	992	24,711

	Number of Shares	Value
Federal National Mortgage Association	1,363	$38,573
The Goldman Sachs Group, Inc.	2,548	487,611
JP Morgan Chase & Co.	3,537	168,538
Legg Mason, Inc.	30	1,808
Lehman Brothers Holdings, Inc.	260	11,502
Morgan Stanley	1,430	69,498
National Financial Partners Corp.	4,670	125,716
Raymond James Financial, Inc.	17	489
Thornburg Mortgage, Inc.	330	403
UBS AG(a)	6,260	210,273
		2,028,337
Electric — 6.0%
Alliant Energy Corp.	70	2,637
Ameren Corp.	420	19,051
American Electric Power Co., Inc.	720	32,134
CMS Energy Corp.	49	714
Consolidated Edison, Inc.	120	4,992
Constellation Energy Group, Inc.	10	847
Dominion Resources, Inc.	172	7,463
DTE Energy Co.	193	7,780
Duke Energy Corp.	1,479	27,080
Edison International	194	10,121
Energy East Corp.	238	5,426
Entergy Corp.	32	3,676
Exelon Corp.	4,174	356,794
FirstEnergy Corp.	4,370	330,547
FPL Group, Inc.	48	3,182
Great Plains Energy, Inc.	30	769
Hawaiian Electric Industries, Inc.	50	1,232
Integrys Energy Group, Inc.	30	1,437
MDU Resources Group, Inc.	80	2,310
NSTAR	10	322
OGE Energy Corp.	38	1,242
Pepco Holdings, Inc.	91	2,267
PG&E Corp.	150	6,000
Pinnacle West Capital Corp.	50	1,697
PPL Corp.	10	480
Progress Energy, Inc.	150	6,298
Public Service Enterprise Group, Inc.	175	7,684
Puget Energy, Inc.	47	1,279
Reliant Energy, Inc.(a)	100	2,574
SCANA Corp.	102	4,022

	Number of Shares	Value
Southern Co.	231	$8,600
TECO Energy, Inc.	90	1,441
Wisconsin Energy Corp.	71	3,370
Xcel Energy, Inc.	231	4,805
		870,273
Electrical Components & Equipment — 0.0%
Emerson Electric Co.	80	4,181
Hubbell, Inc. Class B	53	2,370
Molex, Inc.	5	142
		6,693
Electronics — 0.6%
Applera Corp. Applied Biosystems Group	100	3,191
Arrow Electronics, Inc.(a)	505	13,741
Avnet, Inc.(a)	590	15,452
Flextronics International Ltd.(a)	1,300	13,507
PerkinElmer, Inc.	40	1,063
Sanmina-SCI Corp.(a)	100	155
Thermo Fisher Scientific, Inc.(a)	237	13,715
Tyco Electronics Ltd.	442	16,535
Vishay Intertechnology, Inc.(a)	600	5,670
		83,029
Engineering & Construction — 0.0%
KBR, Inc.	63	1,817
The Shaw Group, Inc.(a)	60	2,965
URS Corp.(a)	21	847
		5,629
Entertainment — 0.6%
Cinemark Holdings, Inc.	5,890	87,231
Regal Entertainment Group Class A	130	2,465
		89,696
Environmental Controls — 0.2%
Allied Waste Industries, Inc.(a)	1,480	18,293
Republic Services, Inc.	20	636
Waste Management, Inc.	150	5,415
		24,344
Foods — 1.9%
ConAgra Foods, Inc.	6,400	150,784
Corn Products International, Inc.	1	46
Del Monte Foods Co.	1,141	10,292
General Mills, Inc.	71	4,288
Heinz (H.J.) Co.	10	470
Hormel Foods Corp.	28	1,104

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The J.M. Smucker Co.	26	$1,297
Kraft Foods, Inc. Class A	850	26,886
The Kroger Co.	840	22,890
Safeway, Inc.	110	3,476
Sara Lee Corp.	1,210	17,557
SuperValu, Inc.	750	24,825
Tyson Foods, Inc. Class A	895	15,931
Wrigley (Wm.) Jr. Co.	9	685
		280,531
Forest Products & Paper — 0.1%
International Paper Co.	441	11,541
Plum Creek Timber Co., Inc.	135	5,513
Rayonier, Inc.	6	252
Temple-Inland, Inc.	40	467
		17,773
Gas — 0.2%
AGL Resources, Inc.	30	1,020
Atmos Energy Corp.	365	10,103
Energen Corp.	30	2,047
NiSource, Inc.	195	3,491
Sempra Energy	122	6,914
UGI Corp.	40	1,040
Vectren Corp.	47	1,329
		25,944
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	20	1,313
Snap-on, Inc.	20	1,186
The Stanley Works	90	4,341
		6,840
Health Care – Products — 2.9%
Boston Scientific Corp.(a)	300	3,999
Covidien Ltd.	79	3,689
Hillenbrand Industries, Inc.	100	2,513
Johnson & Johnson	6,094	408,846
		419,047
Health Care – Services — 0.7%
Aetna, Inc.	60	2,616
Coventry Health Care, Inc.(a)	10	447
Health Management Associates, Inc. Class A(a)	29	207
LifePoint Hospitals, Inc.(a)	20	602
Quest Diagnostics, Inc.	10	502
WellPoint, Inc.(a)	1,962	97,610
		101,984
Holding Company – Diversified — 0.0%
Leucadia National Corp.	73	3,739

	Number of Shares	Value
Home Builders — 0.2%
Centex Corp.	375	$7,807
D.R. Horton, Inc.	195	3,021
KB Home	325	7,313
Lennar Corp. Class A	60	1,105
M.D.C. Holdings, Inc.	50	2,179
Toll Brothers, Inc.(a)	30	679
		22,104
Home Furnishing — 0.0%
Whirlpool Corp.	50	3,639
Household Products — 0.1%
Church & Dwight Co., Inc.	10	568
Fortune Brands, Inc.	56	3,787
Jarden Corp.(a)	10	213
Kimberly-Clark Corp.	80	5,119
		9,687
Insurance — 5.6%
ACE Ltd.	660	39,791
AFLAC, Inc.	10	667
Allied World Assurance Holdings Ltd.	107	4,412
Allstate Corp.	775	39,029
American Financial Group, Inc.	21	576
American International Group, Inc.	1,888	87,225
American National Insurance	15	1,677
Aon Corp.	130	5,901
Arch Capital Group Ltd.(a)	60	4,239
Assurant, Inc.	60	3,900
Axis Capital Holdings Ltd.	130	4,408
Chubb Corp.	833	44,124
Cincinnati Financial Corp.	143	5,134
CNA Financial Corp.	17	456
Conseco, Inc.(a)	80	932
Endurance Specialty Holdings Ltd.	110	4,084
Everest Re Group Ltd.	2,728	246,475
Fidelity National Financial, Inc. Class A	120	1,919
First American Corp.	40	1,312
Genworth Financial, Inc. Class A	1,060	24,444
The Hanover Insurance Group, Inc.	10	449
The Hartford Financial Services Group, Inc.	426	30,361
HCC Insurance Holdings, Inc.	74	1,826
Lincoln National Corp.	80	4,301
Loews Corp.	15	632

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	206	$5,683
MBIA, Inc.	30	312
Mercury General Corp.	10	499
Metlife, Inc.	916	55,739
Nationwide Financial Services, Inc. Class A	30	1,504
Old Republic International Corp.	70	1,004
OneBeacon Insurance Group Ltd.	286	5,623
PartnerRe Ltd.	50	3,699
The Progressive Corp.	1,460	26,557
Protective Life Corp.	38	1,619
Prudential Financial, Inc.	191	14,461
Reinsurance Group of America, Inc.	28	1,455
RenaissanceRe Holdings Ltd.	71	3,652
Safeco Corp.	230	15,350
StanCorp Financial Group, Inc.	33	1,691
Torchmark Corp.	341	22,076
Transatlantic Holdings, Inc.	33	2,140
The Travelers Cos., Inc.	958	48,283
Unitrin, Inc.	30	1,138
Unum Group	938	21,771
W.R. Berkley Corp.	55	1,413
White Mountains Insurance Group Ltd.	2	952
XL Capital Ltd. Class A	330	11,514
		806,409
Internet — 0.1%
Expedia, Inc.(a)	87	2,198
IAC/InterActiveCorp(a)	70	1,457
Symantec Corp.(a)	510	8,782
		12,437
Investment Companies — 0.1%
Allied Capital Corp.	126	2,533
American Capital Strategies Ltd.	156	4,953
		7,486
Iron & Steel — 1.3%
Carpenter Technology Corp.	3,199	164,045
Nucor Corp.	57	4,303
Reliance Steel & Aluminum Co.	70	4,255
United States Steel Corp.	68	10,468
		183,071

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.1%
Brunswick Corp.	355	$5,922
Carnival Corp.	60	2,410
Royal Caribbean Cruises Ltd.	70	2,233
		10,565
Lodging — 0.0%
Wyndham Worldwide Corp.	66	1,418
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	225	18,423
Machinery – Diversified — 0.7%
AGCO Corp.(a)	40	2,405
Deere & Co.	1,160	97,521
Gardner Denver, Inc.(a)	26	1,208
		101,134
Manufacturing — 5.4%
3M Co.	135	10,381
Cooper Industries Ltd. Class A	46	1,950
Crane Co.	118	4,831
Dover Corp.	523	25,873
Eastman Kodak Co.	53	948
Eaton Corp.	70	6,149
General Electric Co.	7,453	243,713
Honeywell International, Inc.	80	4,752
Illinois Tool Works, Inc.	403	21,073
Ingersoll-Rand Co. Ltd. Class A	221	9,808
Leggett & Platt, Inc.	276	4,582
Parker Hannifin Corp.	390	31,141
Pentair, Inc.	130	4,788
Siemens AG Sponsored ADR (Germany)	3,020	357,719
SPX Corp.	27	3,321
Teleflex, Inc.	111	6,115
Tyco International Ltd.	1,029	48,147
		785,291
Media — 3.9%
CBS Corp. Class B	1,510	34,836
Clear Channel Communications, Inc.	328	9,889
Comcast Corp. Class A	188	3,863
Discovery Holding Co. Class A(a)	25	579
Gannett Co., Inc.	600	17,172
Idearc, Inc.	130	429
Liberty Global, Inc. Class A(a)	170	6,016

	Number of Shares	Value
Liberty Global, Inc. Class C(a)	6,970	$231,404
Liberty Media Corp. Capital Class A(a)	342	5,257
New York Times Co. Class A	70	1,365
News Corp., Class A	7,940	142,126
The Scripps (E.W.) Co. Class A	28	1,258
Time Warner Cable, Inc. Class A(a)	20	560
Time Warner, Inc.	2,680	39,798
Viacom, Inc. Class B(a)	375	14,415
The Walt Disney Co.	1,891	61,325
Washington Post Co. Class B	2	1,311
		571,603
Mining — 0.4%
Alcoa, Inc.	1,394	48,483
Freeport-McMoRan Copper & Gold, Inc.	70	7,963
		56,446
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	64	2,311
Xerox Corp.	620	8,661
		10,972
Office Furnishings — 0.0%
Steelcase, Inc. Class A	176	1,950
Oil & Gas — 14.1%
Anadarko Petroleum Corp.	799	53,181
Apache Corp.	152	20,471
BP PLC Sponsored ADR (United Kingdom)	225	16,378
Chevron Corp.	2,224	213,837
Cimarex Energy Co.	54	3,364
ConocoPhillips	1,980	170,577
Devon Energy Corp.	2,392	271,253
ENSCO International, Inc.	48	3,059
Exxon Mobil Corp.	9,110	847,868
Forest Oil Corp.(a)	30	1,768
Hess Corp.	118	12,532
Marathon Oil Corp.	2,214	100,892
Murphy Oil Corp.	1,947	175,892
Noble Energy, Inc.	138	12,006
Occidental Petroleum Corp.	818	68,066
Patterson-UTI Energy, Inc.	86	2,403
Pioneer Natural Resources Co.	52	3,002
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	200	16,062

	Number of Shares	Value
Sunoco, Inc.	125	$5,801
Total SA Sponsored ADR (France)	200	16,800
Valero Energy Corp.	435	21,250
W&T Offshore, Inc.	136	5,562
		2,042,024
Oil & Gas Services — 1.2%
Halliburton Co.	3,680	168,949
SEACOR Holdings, Inc.(a)	23	1,957
		170,906
Packaging & Containers — 0.3%
Ball Corp.	350	18,823
Bemis Co., Inc.	408	10,730
Owens-IIlinois, Inc.(a)	51	2,813
Sonoco Products Co.	390	12,851
		45,217
Pharmaceuticals — 2.6%
AmerisourceBergen Corp.	465	18,856
Cardinal Health, Inc.	275	14,319
Eli Lilly & Co.	52	2,503
GlaxoSmithKline PLC ADR (United Kingdom)	325	14,336
King Pharmaceuticals, Inc.(a)	492	4,620
Merck & Co., Inc.	840	31,954
Omnicare, Inc.	150	3,052
Pfizer, Inc.	7,040	141,574
Sanofi-Aventis ADR (France)	350	13,503
Schering-Plough Corp.	5,630	103,648
Watson Pharmaceuticals, Inc.(a)	198	6,146
Wyeth	640	28,461
		382,972
Pipelines — 0.2%
El Paso Corp.	301	5,159
National Fuel Gas Co.	73	3,736
Oneok, Inc.	117	5,630
Spectra Energy Corp.	370	9,139
The Williams Cos., Inc.	40	1,420
		25,084
Real Estate Investment Trusts (REITS) — 0.4%
AMB Property Corp.	10	578
Annaly Capital Management, Inc.	1,108	18,570
Colonial Properties Trust	248	6,009
Equity Residential	386	16,027
Hospitality Properties Trust	145	4,659
Host Hotels & Resorts, Inc.	100	1,720
HRPT Properties Trust	180	1,247

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Property Trust	132	$4,624
Mack-Cali Realty Corp.	56	2,185
Public Storage	7	635
		56,254
Retail — 1.3%
AutoNation, Inc.(a)	760	12,168
Barnes & Noble, Inc.	70	2,260
BJ's Wholesale Club, Inc.(a)	130	4,956
Costco Wholesale Corp.	35	2,494
CVS Caremark Corp.	300	12,111
The Gap, Inc.	516	9,608
The Home Depot, Inc.	310	8,928
Jones Apparel Group, Inc.	820	12,980
Limited Brands, Inc.	900	16,668
Macy's, Inc.	273	6,904
McDonald's Corp.	685	40,812
Office Depot, Inc.(a)	1,000	12,680
RadioShack Corp.	260	3,614
Sears Holdings Corp.(a)	30	2,958
Wal-Mart Stores, Inc.	700	40,586
		189,727
Savings & Loans — 0.1%
Astoria Financial Corp.	40	948
Hudson City Bancorp, Inc.	160	3,061
New York Community Bancorp, Inc.	130	2,427
Sovereign Bancorp, Inc.	260	1,942
Washington Federal, Inc.	20	476
Washington Mutual, Inc.	210	2,581
		11,435
Semiconductors — 4.5%
ASML Holding NV	5,670	160,801
Lam Research Corp.(a)	6,250	255,250
Novellus Systems, Inc.(a)	70	1,530
QLogic Corp.(a)	339	5,411
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,800	20,232
Texas Instruments, Inc.	400	11,664
Varian Semiconductor Equipment Associates, Inc.(a)	5,400	197,802
		652,690
Software — 0.0%
CA, Inc.	59	1,306
Compuware Corp.(a)	20	151
Fair Isaac Corp.	30	743
Novell, Inc.(a)	60	377
		2,577

	Number of Shares	Value
Telecommunications — 5.5%
ADC Telecommunications, Inc.(a)	90	$1,262
AT&T, Inc.	13,816	534,817
CenturyTel, Inc.	150	4,867
Citizens Communications Co.	70	750
Embarq Corp.	80	3,326
JDS Uniphase Corp.(a)	153	2,189
Juniper Networks, Inc.(a)	130	3,591
Qwest Communications International, Inc.	791	4,082
Sprint Nextel Corp.	12,420	99,236
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	150	3,783
Telephone & Data Systems, Inc.	40	1,532
Verizon Communications, Inc.	3,001	115,478
Vodafone Group PLC Sponsored ADR (United Kingdom)	450	14,247
Windstream Corp.	90	1,057
		790,217
Textiles — 0.0%
Mohawk Industries, Inc.(a)	49	3,733
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	57	2,027
Transportation — 0.2%
Burlington Northern Santa Fe Corp.	10	1,025
Con-way, Inc.	51	2,359
CSX Corp.	210	13,219
Kansas City Southern(a)	5	225
Norfolk Southern Corp.	90	5,362
Overseas Shipholding Group, Inc.	10	753
Ryder System, Inc.	76	5,204
Tidewater, Inc.	10	652
Union Pacific Corp.	45	6,534
		35,333
Trucking & Leasing — 0.7%
Aircastle Ltd.	7,200	100,656
GATX Corp.	11	484
		101,140
TOTAL COMMON STOCK — 94.6% (Cost $13,947,794)		13,712,341
TOTAL EQUITIES (Cost $13,947,794)		13,712,341

	Number of Shares	Value
RIGHTS — 0.1%
Diversified Financial — 0.1%
UBS AG(a)	6,260	$10,510
TOTAL LONG-TERM INVESTMENTS — 94.7% (Cost $13,956,025)		13,722,851
	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(b)	$711,611	711,611
TOTAL SHORT-TERM INVESTMENTS (Cost $711,611)		711,611
TOTAL INVESTMENTS — 99.6% (Cost $14,667,636)(c)		14,434,462
Other Assets/ (Liabilities) — 0.4%		60,674
NET ASSETS — 100.0%		$14,495,136

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $711,631. Collateralized by U.S Government Agency obligations with rates ranging from 4.614% - 5.129%, maturity dates ranging from 04/01/2035 - 07/01/2035, and an aggregate market value, including accrued interest, of $730,224.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%
COMMON STOCK — 100.2%
Aerospace & Defense — 2.6%
DRS Technologies, Inc.	7,500	$468,300
General Dynamics Corp.	27,929	2,525,340
L-3 Communications Holdings, Inc.	12,660	1,410,957
Northrop Grumman Corp.	50,850	3,741,034
Raytheon Co.	35,070	2,243,428
United Technologies Corp.	26,780	1,940,747
		12,329,806
Agriculture — 1.4%
Altria Group, Inc.	79,540	1,590,800
Archer-Daniels-Midland Co.	2,400	105,744
Bunge Ltd.	5,000	570,450
Loews Corp. - Carolina Group	3,130	205,547
Philip Morris International, Inc.(a)	56,340	2,875,030
Reynolds American, Inc.	14,470	779,210
UST, Inc.	7,210	375,425
		6,502,206
Airlines — 0.2%
Northwest Airlines Corp.(a)	15,000	144,900
Southwest Airlines Co.	55,500	734,820
UAL Corp.	2,080	30,992
		910,712
Apparel — 0.2%
VF Corp.	14,030	1,043,551
Auto Manufacturers — 0.2%
Ford Motor Co.(a)	123,900	1,023,414
General Motors Corp.	10	232
		1,023,646
Automotive & Parts — 0.4%
Autoliv, Inc.	16,600	1,016,584
BorgWarner, Inc.	8,700	427,605
Johnson Controls, Inc.	10,200	359,652
		1,803,841
Banks — 9.4%
Associated Banc-Corp.	11,950	337,826
Bancorpsouth, Inc.	10,100	242,703
Bank of America Corp.	318,219	11,945,941
Bank of Hawaii Corp.	1,920	105,274
The Bank of New York Mellon Corp.	48,150	2,095,969

	Number of Shares	Value
BB&T Corp.	70,519	$2,418,097
BOK Financial Corp.	3,100	177,010
Capital One Financial Corp.	34,350	1,820,550
City National Corp.	2,170	105,288
The Colonial BancGroup, Inc.	9,720	79,121
Comerica, Inc.	10,300	357,719
Commerce Bancshares, Inc.	5,931	257,999
Cullen/Frost Bankers, Inc.	4,000	223,280
East West Bancorp, Inc.	2,100	29,904
Fifth Third Bancorp	42,460	909,918
First Horizon National Corp.	5,020	54,216
Fulton Financial Corp.	12,700	158,369
Huntington Bancshares, Inc.	26,371	247,624
KeyCorp	30,690	740,550
M&T Bank Corp.	4,540	423,264
Marshall & Ilsley Corp.	17,280	431,654
National City Corp.	21,239	133,806
Northern Trust Corp.	2,300	170,453
PNC Financial Services Group, Inc.	18,836	1,306,277
Popular, Inc.	27,300	340,431
Regions Financial Corp.	75,411	1,653,009
State Street Corp.	3,400	245,276
SunTrust Banks, Inc.	18,999	1,059,194
Synovus Financial Corp.	18,260	216,198
TCF Financial Corp.	7,800	135,720
U.S. Bancorp	128,090	4,340,970
UnionBanCal Corp.	4,600	241,546
Valley National Bancorp	5,669	108,788
Wachovia Corp.	129,313	3,769,474
Webster Financial Corp.	3,600	93,780
Wells Fargo & Co.	260,210	7,741,247
Whitney Holding Corp.	4,500	105,345
Wilmington Trust Corp.	4,200	138,096
Zions Bancorp	6,650	308,228
		45,270,114
Beverages — 1.2%
Anheuser-Busch Cos., Inc.	17,181	845,305
The Coca-Cola Co.	35,990	2,118,731
Coca-Cola Enterprises, Inc.	43,120	970,200
Constellation Brands, Inc. Class A(a)	43,030	790,031
Molson Coors Brewing Co. Class B	7,560	414,590

	Number of Shares	Value
The Pepsi Bottling Group, Inc.	9,760	$329,010
PepsiAmericas, Inc.	4,150	106,655
		5,574,522
Biotechnology — 0.6%
Amgen, Inc.(a)	24,100	1,009,067
Biogen Idec, Inc.(a)	20,590	1,249,607
Charles River Laboratories International, Inc.(a)	900	52,245
Invitrogen Corp.(a)	2,880	269,482
Millennium Pharmaceuticals, Inc.(a)	7,800	193,986
		2,774,387
Building Materials — 0.2%
Armstrong World Industries, Inc.	5,600	199,304
Lennox International, Inc.	6,049	200,464
Masco Corp.	30,500	555,405
USG Corp.(a)	3,100	109,461
		1,064,634
Chemicals — 2.3%
Air Products & Chemicals, Inc.	8,470	833,702
Airgas, Inc.	7,700	370,601
Ashland, Inc.	1,300	68,926
Cabot Corp.	1,430	41,699
Celanese Corp. Class A	5,670	253,733
Cytec Industries, Inc.	7,500	442,575
The Dow Chemical Co.	77,110	3,095,966
Du Pont (E.I.) de Nemours & Co.	61,600	3,012,856
Eastman Chemical Co.	8,500	624,750
FMC Corp.	3,800	238,564
The Lubrizol Corp.	6,720	391,910
The Mosaic Co.(a)	5,100	624,801
Rohm & Haas Co.	6,800	363,460
Sigma-Aldrich Corp.	8,580	489,232
The Valspar Corp.	9,800	215,404
		11,068,179
Commercial Services — 0.2%
Avis Budget Group, Inc.(a)	4,550	60,424
Convergys Corp.(a)	6,270	98,564
Donnelley (R.R.) & Sons Co.	579	17,741
Hewitt Associates, Inc. Class A(a)	10,400	426,400
Hillenbrand, Inc.(a)	3,600	68,544
McKesson Corp.	1,290	67,235

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Service Corp. International	18,570	$206,313
United Rentals, Inc.(a)	6,000	113,040
Western Union Co.	1,100	25,300
		1,083,561
Computers — 1.7%
Affiliated Computer Services, Inc. Class A(a)	4,400	233,068
Cadence Design Systems, Inc.(a)	13	145
Computer Sciences Corp.(a)	15,570	678,696
Electronic Data Systems Corp.	10,020	185,971
International Business Machines Corp.	29,470	3,557,029
Lexmark International, Inc. Class A(a)	16,370	513,854
NCR Corp.(a)	32,050	789,392
Seagate Technology	45,849	865,171
Sun Microsystems, Inc.(a)	32,200	504,252
Teradata Corp.(a)	8,900	189,481
Western Digital Corp.(a)	24,700	716,053
		8,233,112
Cosmetics & Personal Care — 2.0%
Alberto-Culver Co.	2,010	50,592
Colgate-Palmolive Co.	870	61,509
The Procter & Gamble Co.	139,810	9,374,260
		9,486,361
Distribution & Wholesale — 0.2%
Genuine Parts Co.	6,720	285,331
Ingram Micro, Inc. Class A(a)	7,000	119,070
Tech Data Corp.(a)	11,351	381,507
		785,908
Diversified Financial — 6.8%
Ameriprise Financial, Inc.	20,930	993,966
The Bear Stearns Cos., Inc.	14,900	159,877
CIT Group, Inc.	20,180	219,760
Citigroup, Inc.	225,810	5,706,219
Countrywide Financial Corp.	42,200	243,916
Discover Financial Services	51,100	930,531
Federal Home Loan Mortgage Corp.	16,720	416,495
Federal National Mortgage Association	50,260	1,422,358
The Goldman Sachs Group, Inc.	17,730	3,392,990
IndyMac Bancorp, Inc.	3,860	12,545

	Number of Shares	Value
Janus Capital Group, Inc.	4,200	$117,852
JP Morgan Chase & Co.	254,138	12,109,676
Legg Mason, Inc.	5,600	337,568
Lehman Brothers Holdings, Inc.	36,610	1,619,626
Morgan Stanley	101,900	4,952,340
Raymond James Financial, Inc.	6,951	199,980
Student Loan Corp.	120	15,262
Thornburg Mortgage, Inc.	24,600	30,012
		32,880,973
Electric — 4.9%
Alliant Energy Corp.	8,400	316,428
Ameren Corp.	5,660	256,738
American Electric Power Co., Inc.	29,481	1,315,737
CMS Energy Corp.	8,300	121,014
Consolidated Edison, Inc.	20,060	834,496
Constellation Energy Group, Inc.	140	11,851
Dominion Resources, Inc.	35,700	1,549,023
DTE Energy Co.	31,110	1,254,044
Duke Energy Corp.	219,316	4,015,676
Edison International	31,280	1,631,877
Energy East Corp.	33,650	767,220
Entergy Corp.	3,280	376,741
Exelon Corp.	7,690	657,341
FirstEnergy Corp.	12,320	931,885
FPL Group, Inc.	16,810	1,114,335
Great Plains Energy, Inc.	5,437	139,405
Hawaiian Electric Industries, Inc.	9,200	226,780
Integrys Energy Group, Inc.	5,540	265,311
MDU Resources Group, Inc.	13,300	383,971
Northeast Utilities	440	11,581
NSTAR	310	9,985
OGE Energy Corp.	8,011	261,879
Pepco Holdings, Inc.	19,410	483,503
PG&E Corp.	21,179	847,160
Pinnacle West Capital Corp.	9,260	314,284
PPL Corp.	230	11,045
Progress Energy, Inc.	24,500	1,028,755
Public Service Enterprise Group, Inc.	16,200	711,342
Puget Energy, Inc.	4,309	117,248
Reliant Energy, Inc.(a)	7,900	203,346
SCANA Corp.	13,620	537,037
Southern Co.	40,250	1,498,507
TECO Energy, Inc.	15,330	245,433
Wisconsin Energy Corp.	14,280	677,729
Xcel Energy, Inc.	28,920	601,536
		23,730,243

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	8,730	$456,230
Hubbell, Inc. Class B	14,851	664,285
		1,120,515
Electronics — 1.2%
Applera Corp. Applied Biosystems Group	15,000	478,650
Arrow Electronics, Inc.(a)	9,200	250,332
Avnet, Inc.(a)	6,200	162,378
PerkinElmer, Inc.	5,710	151,657
Thermo Fisher Scientific, Inc.(a)	37,010	2,141,769
Tyco Electronics Ltd.	66,100	2,472,801
		5,657,587
Engineering & Construction — 0.2%
KBR, Inc.	10,900	314,356
The Shaw Group, Inc.(a)	8,400	415,128
URS Corp.(a)	2,050	82,697
		812,181
Entertainment — 0.1%
International Speedway Corp. Class A	1,100	46,662
Regal Entertainment Group Class A	18,700	354,552
		401,214
Environmental Controls — 0.3%
Allied Waste Industries, Inc.(a)	29,100	359,676
Republic Services, Inc.	3,935	125,094
Waste Management, Inc.	19,740	712,614
		1,197,384
Foods — 1.4%
Campbell Soup Co.	340	11,832
ConAgra Foods, Inc.	3,880	91,413
Corn Products International, Inc.	170	7,885
Dean Foods Co.(a)	4,860	112,946
Del Monte Foods Co.	67,700	610,654
General Mills, Inc.	12,570	759,228
Heinz (H.J.) Co.	930	43,738
The Hershey Co.	1,100	41,118
Hormel Foods Corp.	6,700	264,047
The J.M. Smucker Co.	3,840	191,539
Kellogg Co.	420	21,491
Kraft Foods, Inc. Class A	87,350	2,762,881
The Kroger Co.	16,640	453,440
McCormick & Co., Inc.	1,500	56,685
Safeway, Inc.	19,000	600,400
Sara Lee Corp.	670	9,722
Smithfield Foods, Inc.(a)	1,100	31,548

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SuperValu, Inc.	10,700	$354,170
Tyson Foods, Inc. Class A	16,550	294,590
Wrigley (Wm.) Jr. Co.	600	45,696
		6,765,023
Forest Products & Paper — 0.6%
International Paper Co.	63,550	1,663,104
MeadWestvaco Corp.	4,300	113,090
Plum Creek Timber Co., Inc.	15,680	640,371
Rayonier, Inc.	5,810	244,194
Temple-Inland, Inc.	3,239	37,799
		2,698,558
Gas — 0.5%
AGL Resources, Inc.	5,560	189,040
Atmos Energy Corp.	6,450	178,536
Energen Corp.	4,951	337,856
NiSource, Inc.	25,690	459,851
Sempra Energy	19,410	1,099,965
UGI Corp.	6,441	167,466
Vectren Corp.	5,450	154,126
		2,586,840
Hand & Machine Tools — 0.2%
The Black & Decker Corp.	3,430	225,111
Snap-on, Inc.	2,430	144,123
The Stanley Works	11,700	564,408
		933,642
Health Care – Products — 2.3%
Boston Scientific Corp.(a)	44,700	595,851
Covidien Ltd.	11,900	555,611
Hillenbrand Industries, Inc.	24,000	603,120
Johnson & Johnson	139,400	9,352,346
		11,106,928
Health Care – Services — 0.5%
Aetna, Inc.	10,320	449,952
Community Health Systems, Inc.(a)	2,200	82,566
Coventry Health Care, Inc.(a)	2,200	98,406
LifePoint Hospitals, Inc.(a)	4,000	120,480
Quest Diagnostics, Inc.	5,100	255,918
Universal Health Services, Inc. Class B	800	50,112
WellPoint, Inc.(a)	28,008	1,393,398
		2,450,832
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,120	569,566

	Number of Shares	Value
Home Builders — 0.4%
Centex Corp.	9,700	$201,954
D.R. Horton, Inc.	25,700	398,093
KB Home	6,600	148,500
Lennar Corp. Class A	9,400	173,148
M.D.C. Holdings, Inc.	7,500	326,850
NVR, Inc.(a)	800	490,800
The Ryland Group, Inc.	1,400	44,772
Thor Industries, Inc.	2,600	78,832
Toll Brothers, Inc.(a)	8,700	196,968
		2,059,917
Home Furnishing — 0.1%
Whirlpool Corp.	5,100	371,178
Household Products — 0.3%
Church & Dwight Co., Inc.	300	17,046
Fortune Brands, Inc.	8,911	602,562
Kimberly-Clark Corp.	14,540	930,415
		1,550,023
Housewares — 0.0%
Newell Rubbermaid, Inc.	2,600	53,378
Insurance — 8.1%
ACE Ltd.	41,550	2,505,049
AFLAC, Inc.	3,400	226,678
Alleghany Corp.(a)	102	35,139
Allied World Assurance Holdings Ltd.	15,400	634,942
Allstate Corp.	27,600	1,389,936
American Financial Group, Inc.	6,200	170,004
American International Group, Inc.	91,050	4,206,510
American National Insurance	2,780	310,748
Aon Corp.	20,960	951,374
Arch Capital Group Ltd.(a)	8,100	572,265
Arthur J. Gallagher & Co.	5,500	135,135
Assurant, Inc.	7,490	486,850
Axis Capital Holdings Ltd.	18,100	613,771
Chubb Corp.	52,609	2,786,699
Cincinnati Financial Corp.	20,420	733,078
CNA Financial Corp.	1,400	37,534
Conseco, Inc.(a)	13,400	156,110
Endurance Specialty Holdings Ltd.	17,500	649,775
Erie Indemnity Co. Class A	2,150	114,853
Everest Re Group Ltd.	6,000	542,100
Fidelity National Financial, Inc. Class A	20,700	330,993
First American Corp.	7,500	246,000
Genworth Financial, Inc. Class A	20,860	481,032

	Number of Shares	Value
The Hanover Insurance Group, Inc.	3,700	$166,056
The Hartford Financial Services Group, Inc.	20,790	1,481,703
HCC Insurance Holdings, Inc.	7,219	178,165
Lincoln National Corp.	13,898	747,156
Loews Corp.	12,020	506,162
Markel Corp.(a)	20	8,688
Marsh & McLennan Cos., Inc.	35,500	979,445
MBIA, Inc.	2,430	25,272
Mercury General Corp.	1,090	54,380
Metlife, Inc.	61,740	3,756,879
MGIC Investment Corp.	3,700	48,211
Nationwide Financial Services, Inc. Class A	4,050	202,986
Old Republic International Corp.	11,900	170,765
OneBeacon Insurance Group Ltd.	43,200	849,312
PartnerRe Ltd.	8,900	658,422
The Progressive Corp.	33,500	609,365
Protective Life Corp.	3,480	148,318
Prudential Financial, Inc.	32,340	2,448,461
Reinsurance Group of America, Inc.	1,550	80,569
RenaissanceRe Holdings Ltd.	10,900	560,696
Safeco Corp.	6,420	428,471
StanCorp Financial Group, Inc.	9,070	464,747
Torchmark Corp.	6,740	436,348
Transatlantic Holdings, Inc.	9,200	596,620
The Travelers Cos., Inc.	66,969	3,375,238
Unitrin, Inc.	5,450	206,773
Unum Group	23,000	533,830
W.R. Berkley Corp.	8,800	226,072
White Mountains Insurance Group Ltd.	600	285,660
XL Capital Ltd. Class A	11,750	409,958
		38,961,303
Internet — 0.4%
Expedia, Inc.(a)	16,790	424,115
IAC/InterActiveCorp(a)	11,100	230,991
Symantec Corp.(a)	71,350	1,228,647
		1,883,753
Investment Companies — 0.2%
Allied Capital Corp.	19,620	394,362
American Capital Strategies Ltd.	23,760	754,380
		1,148,742

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel — 0.8%
Carpenter Technology Corp.	5,400	$276,912
Nucor Corp.	4,300	324,650
Reliance Steel & Aluminum Co.	13,000	790,140
Steel Dynamics, Inc.	9,600	334,560
United States Steel Corp.	12,690	1,953,626
		3,679,888
Leisure Time — 0.2%
Brunswick Corp.	5,600	93,408
Carnival Corp.	13,600	546,312
Royal Caribbean Cruises Ltd.	8,700	277,530
		917,250
Lodging — 0.0%
Wyndham Worldwide Corp.	5,017	107,765
Machinery – Diversified — 0.8%
AGCO Corp.(a)	5,970	358,976
Deere & Co.	40,500	3,404,835
Flowserve Corp.	400	49,636
Gardner Denver, Inc.(a)	3,900	181,155
		3,994,602
Manufacturing — 6.4%
3M Co.	1,900	146,110
Cooper Industries Ltd. Class A	7,600	322,164
Crane Co.	13,820	565,791
Dover Corp.	15,951	789,096
Eastman Kodak Co.	14,350	256,722
Eaton Corp.	10,770	946,037
General Electric Co.	558,939	18,277,305
Honeywell International, Inc.	11,990	712,206
Illinois Tool Works, Inc.	6,200	324,198
Ingersoll-Rand Co. Ltd. Class A	36,000	1,597,680
Leggett & Platt, Inc.	30,210	501,486
Parker Hannifin Corp.	14,480	1,156,228
Pentair, Inc.	14,800	545,084
SPX Corp.	4,400	541,200
Teleflex, Inc.	11,820	651,164
Tyco International Ltd.	71,575	3,348,994
		30,681,465
Media — 2.9%
CBS Corp. Class B	88,040	2,031,083
Clear Channel Communications, Inc.	41,440	1,249,416
Comcast Corp. Class A	21,600	443,880

	Number of Shares	Value
Discovery Holding Co. Class A(a)	3,100	$71,796
Gannett Co., Inc.	15,300	437,886
Idearc, Inc.	20,200	66,660
Liberty Global, Inc. Class A(a)	20,539	726,875
Liberty Media Corp. Capital Class A(a)	55,860	858,568
New York Times Co. Class A	12,200	237,900
News Corp., Class A	15,400	275,660
The Scripps (E.W.) Co. Class A	4,800	215,568
Time Warner Cable, Inc. Class A(a)	2,100	58,800
Time Warner, Inc.	161,670	2,400,799
The Walt Disney Co.	137,790	4,468,530
Washington Post Co. Class B	400	262,240
		13,805,661
Mining — 0.8%
Alcoa, Inc.	69,000	2,399,820
Freeport-McMoRan Copper & Gold, Inc.	12,000	1,365,000
		3,764,820
Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	6,000	216,660
Xerox Corp.	105,260	1,470,482
		1,687,142
Office Furnishings — 0.0%
Steelcase, Inc. Class A	21,180	234,674
Oil & Gas — 19.0%
Anadarko Petroleum Corp.	52,950	3,524,352
Apache Corp.	30,250	4,074,070
Chevron Corp.	158,895	15,277,754
Cimarex Energy Co.	7,300	454,790
ConocoPhillips	158,548	13,658,910
Devon Energy Corp.	32,001	3,628,914
ENSCO International, Inc.	7,200	458,856
EOG Resources, Inc.	4,500	587,160
Exxon Mobil Corp.	342,080	31,837,386
Forest Oil Corp.(a)	5,500	324,115
Hess Corp.	18,100	1,922,220
Marathon Oil Corp.	47,000	2,141,790
Murphy Oil Corp.	7,100	641,414
Nabors Industries Ltd.(a)	1,000	37,540
Noble Energy, Inc.	22,900	1,992,300
Occidental Petroleum Corp.	97,044	8,075,031
Patterson-UTI Energy, Inc.	19,500	544,830

	Number of Shares	Value
Pioneer Natural Resources Co.	5,200	$300,196
Pride International, Inc.(a)	1,300	55,185
Questar Corp.	4,400	272,932
St. Mary Land & Exploration Co.	1,200	52,464
Valero Energy Corp.	17,364	848,231
W&T Offshore, Inc.	20,900	854,810
Western Refining, Inc.	2,900	29,029
		91,594,279
Oil & Gas Services — 0.0%
SEACOR Holdings, Inc.(a)	2,449	208,434
Packaging & Containers — 0.3%
Bemis Co., Inc.	5,560	146,228
Owens-IIlinois, Inc.(a)	13,700	755,555
Sonoco Products Co.	10,800	355,860
		1,257,643
Pharmaceuticals — 2.9%
AmerisourceBergen Corp.	6,340	257,087
Eli Lilly & Co.	9,420	453,479
King Pharmaceuticals, Inc.(a)	61,820	580,490
Merck & Co., Inc.	32,510	1,236,680
Omnicare, Inc.	20,100	409,035
Pfizer, Inc.	489,079	9,835,379
Watson Pharmaceuticals, Inc.(a)	34,611	1,074,325
Wyeth	6,410	285,053
		14,131,528
Pipelines — 0.8%
El Paso Corp.	45,150	773,871
Equitable Resources, Inc.	1,100	73,007
National Fuel Gas Co.	10,950	560,421
Oneok, Inc.	19,580	942,190
Spectra Energy Corp.	60,800	1,501,760
The Williams Cos., Inc.	5,300	188,150
		4,039,399
Real Estate Investment Trusts (REITS) — 2.1%
AMB Property Corp.	190	10,972
Annaly Capital Management, Inc.	156,660	2,625,622
AvalonBay Communities, Inc.	449	44,788
Boston Properties, Inc.	230	23,113
Colonial Properties Trust	43,200	1,046,736
Developers Diversified Realty Corp.	570	24,481
Equity Residential	59,200	2,457,984
Health Care, Inc.	100	4,845

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hospitality Properties Trust	34,140	$1,096,918
Host Hotels & Resorts, Inc.	29,900	514,280
HRPT Properties Trust	41,870	290,159
iStar Financial, Inc.	13,354	257,064
Kimco Realty Corp.	900	35,919
Liberty Property Trust	14,770	517,393
Mack-Cali Realty Corp.	4,260	166,225
Prologis	1,800	112,698
Public Storage	7,200	653,040
Regency Centers Corp.	300	21,471
Simon Property Group, Inc.	960	95,866
Vornado Realty Trust	40	3,724
		10,003,298
Retail — 3.1%
AutoNation, Inc.(a)	7,540	120,715
Barnes & Noble, Inc.	19,600	632,688
BJ's Wholesale Club, Inc.(a)	21,800	831,016
Circuit City Stores, Inc.	300	1,422
Costco Wholesale Corp.	7,180	511,575
CVS Caremark Corp.	44,500	1,796,465
The Gap, Inc.	86,300	1,606,906
The Home Depot, Inc.	47,149	1,357,891
Jones Apparel Group, Inc.	7,030	111,285
Macy's, Inc.	35,444	896,379
McDonald's Corp.	77,360	4,609,109
Penske Auto Group, Inc.	1,700	35,581
RadioShack Corp.	38,570	536,123
Sears Holdings Corp.(a)	5,510	543,341
Wal-Mart Stores, Inc.	25,200	1,461,096
		15,051,592
Savings & Loans — 0.4%
Astoria Financial Corp.	5,860	138,882
Hudson City Bancorp, Inc.	26,650	509,814
New York Community Bancorp, Inc.	21,190	395,617
Sovereign Bancorp, Inc.	28,150	210,281
Washington Federal, Inc.	4,216	100,383
Washington Mutual, Inc.	32,378	397,926
		1,752,903
Semiconductors — 0.3%
Cree, Inc.(a)	5,800	150,800
Integrated Device Technology, Inc.(a)	3,800	40,622
LSI Corp.(a)	9,200	57,040
Novellus Systems, Inc.(a)	8,729	190,816
QLogic Corp.(a)	56,301	898,564
		1,337,842

	Number of Shares	Value
Software — 0.1%
CA, Inc.	14,090	$311,952
Compuware Corp.(a)	16,890	127,351
Fair Isaac Corp.	5,700	141,189
IMS Health, Inc.	2,000	49,500
Novell, Inc.(a)	3,650	22,922
		652,914
Telecommunications — 6.0%
ADC Telecommunications, Inc.(a)	6,500	91,130
AT&T, Inc.	457,714	17,718,109
CenturyTel, Inc.	22,080	716,496
Citizens Communications Co.	15,130	162,193
Embarq Corp.	13,440	558,701
FairPoint Communications, Inc.	1,908	17,573
JDS Uniphase Corp.(a)	17,200	246,132
Juniper Networks, Inc.(a)	18,350	506,827
Qwest Communications International, Inc.	114,590	591,284
Telephone & Data Systems, Inc.	3,830	146,689
Verizon Communications, Inc.	207,258	7,975,288
Windstream Corp.	20,262	237,876
		28,968,298
Textiles — 0.1%
Mohawk Industries, Inc.(a)	7,530	573,711
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	6,770	240,741
Mattel, Inc.	3,900	73,125
		313,866
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	1,500	153,825
Con-way, Inc.	13,700	633,625
CSX Corp.	38,300	2,410,985
FedEx Corp.	1,200	115,044
Norfolk Southern Corp.	12,100	720,918
Overseas Shipholding Group, Inc.	2,200	165,572
Ryder System, Inc.	9,790	670,321
Tidewater, Inc.	1,530	99,787
Union Pacific Corp.	3,670	532,847
		5,502,924

	Number of Shares	Value
Trucking & Leasing — 0.0%
GATX Corp.	2,000	$88,000
TOTAL COMMON STOCK — 100.2% (Cost $498,193,745)		482,244,218
TOTAL EQUITIES (Cost $498,193,745)		482,244,218
TOTAL LONG-TERM INVESTMENTS — 100.2% (Cost $498,193,745)		482,244,218
TOTAL INVESTMENTS — 100.2% (Cost $498,193,745)(b)		482,244,218
Other Assets/ (Liabilities) — (0.2%)		(966,357)
NET ASSETS — 100.0%		$481,277,861

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Advertising — 0.2%
Omnicom Group, Inc.	1,050	$50,127
Aerospace & Defense — 3.6%
Boeing Co.	2,300	195,178
General Dynamics Corp.	1,800	162,756
Goodrich Corp.	300	20,445
L-3 Communications Holdings, Inc.	650	72,443
Lockheed Martin Corp.	800	84,832
Northrop Grumman Corp.	1,700	125,069
Raytheon Co.	2,150	137,535
United Technologies Corp.	2,250	163,057
		961,315
Agriculture — 2.6%
Altria Group, Inc.	8,300	166,000
Philip Morris International, Inc.(a)	9,200	469,476
Reynolds American, Inc.	500	26,925
UST, Inc.	600	31,242
		693,643
Airlines — 0.1%
Southwest Airlines Co.	1,500	19,860
Apparel — 0.7%
Nike, Inc. Class B	2,100	140,280
VF Corp.	600	44,628
		184,908
Auto Manufacturers — 0.1%
Ford Motor Co.(a)	4,200	34,692
General Motors Corp.	100	2,320
		37,012
Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co.(a)	400	10,712
Johnson Controls, Inc.	1,750	61,705
		72,417
Banks — 5.6%
Bank of America Corp.	9,753	366,128
The Bank of New York Mellon Corp.	3,102	135,030
BB&T Corp.	1,900	65,151
Capital One Financial Corp.	1,109	58,777
Comerica, Inc.	500	17,365
Fifth Third Bancorp	1,150	24,645

	Number of Shares	Value
Huntington Bancshares, Inc.	1,600	$15,024
KeyCorp	850	20,511
M&T Bank Corp.	200	18,646
Marshall & Ilsley Corp.	550	13,739
National City Corp.	700	4,410
Northern Trust Corp.	550	40,760
PNC Financial Services Group, Inc.	600	41,610
Regions Financial Corp.	1,490	32,661
State Street Corp.	800	57,712
SunTrust Banks, Inc.	750	41,812
U.S. Bancorp	4,050	137,254
Wachovia Corp.	2,096	61,098
Wells Fargo & Co.	10,500	312,375
Zions Bancorp	300	13,905
		1,478,613
Beverages — 1.7%
Anheuser-Busch Cos., Inc.	1,950	95,940
The Coca-Cola Co.	1,600	94,192
Coca-Cola Enterprises, Inc.	1,999	44,978
Constellation Brands, Inc. Class A(a)	4,550	83,538
Molson Coors Brewing Co. Class B	300	16,452
The Pepsi Bottling Group, Inc.	1,450	48,879
PepsiCo, Inc.	1,000	68,530
		452,509
Biotechnology — 1.0%
Amgen, Inc.(a)	3,500	146,545
Biogen Idec, Inc.(a)	1,300	78,897
Genzyme Corp.(a)	200	14,070
Millipore Corp.(a)	200	14,020
		253,532
Building Materials — 0.1%
Masco Corp.	850	15,479
Trane, Inc.	400	18,604
		34,083
Chemicals — 2.3%
Air Products & Chemicals, Inc.	500	49,215
The Dow Chemical Co.	1,900	76,285
Du Pont (E.I.) de Nemours & Co.	2,400	117,384
Eastman Chemical Co.	349	25,652
Hercules, Inc.	900	16,920
Monsanto Co.	2,000	228,040

	Number of Shares	Value
PPG Industries, Inc.	300	$18,411
Rohm & Haas Co.	300	16,035
The Sherwin-Williams Co.	400	22,128
Sigma-Aldrich Corp.	500	28,510
		598,580
Commercial Services — 0.8%
Apollo Group, Inc. Class A(a)	800	40,720
Automatic Data Processing, Inc.	1,000	44,200
Donnelley (R.R.) & Sons Co.	350	10,724
Equifax, Inc.	450	17,222
McKesson Corp.	950	49,514
Moody's Corp.	300	11,088
Paychex, Inc.	200	7,274
Western Union Co.	1,850	42,550
		223,292
Computers — 5.8%
Affiliated Computer Services, Inc. Class A(a)	400	21,188
Apple, Inc.(a)	1,900	330,505
Computer Sciences Corp.(a)	750	32,693
Dell, Inc.(a)	2,000	37,260
Electronic Data Systems Corp.	550	10,208
EMC Corp.(a)	5,950	91,630
Hewlett-Packard Co.	8,650	400,927
International Business Machines Corp.	4,100	494,870
Lexmark International, Inc. Class A(a)	1,400	43,946
NetApp, Inc.(a)	850	20,570
SanDisk Corp.(a)	100	2,709
Sun Microsystems, Inc.(a)	1,150	18,009
Teradata Corp.(a)	1,700	36,193
		1,540,708
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	1,000	70,700
The Procter & Gamble Co.	6,982	468,143
		538,843
Distribution & Wholesale — 0.1%
Genuine Parts Co.	300	12,738
W.W. Grainger, Inc.	100	8,671
		21,409

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.7%
American Express Co.	100	$4,802
Ameriprise Financial, Inc.	810	38,467
The Bear Stearns Cos., Inc.	300	3,219
The Charles Schwab Corp.	1,050	22,680
CIT Group, Inc.	400	4,356
Citigroup, Inc.	5,850	147,830
CME Group, Inc.	149	68,160
Countrywide Financial Corp.	1,700	9,826
Discover Financial Services	2,050	37,331
Federal Home Loan Mortgage Corp.	500	12,455
Federal National Mortgage Association	800	22,640
Franklin Resources, Inc.	249	23,692
The Goldman Sachs Group, Inc.	1,100	210,507
IntercontinentalExchange, Inc.(a)	100	15,515
Janus Capital Group, Inc.	500	14,030
JP Morgan Chase & Co.	7,650	364,522
Legg Mason, Inc.	300	18,084
Lehman Brothers Holdings, Inc.	1,500	66,360
Merrill Lynch & Co., Inc.	100	4,983
Morgan Stanley	2,900	140,940
T. Rowe Price Group, Inc.	50	2,928
		1,233,327
Electric — 2.8%
The AES Corp.(a)	100	1,736
Ameren Corp.	500	22,680
American Electric Power Co., Inc.	1,150	51,325
CenterPoint Energy, Inc.	1,000	15,220
Consolidated Edison, Inc.	650	27,040
Dominion Resources, Inc.	1,300	56,407
DTE Energy Co.	1,350	54,418
Duke Energy Corp.	6,579	120,461
Edison International	900	46,953
Entergy Corp.	200	22,972
FirstEnergy Corp.	350	26,474
FPL Group, Inc.	200	13,258
Pepco Holdings, Inc.	1,500	37,365
PG&E Corp.	850	34,000
Pinnacle West Capital Corp.	551	18,701
PPL Corp.	500	24,010
Progress Energy, Inc.	800	33,592
Public Service Enterprise Group, Inc.	600	26,346

	Number of Shares	Value
Southern Co.	1,700	$63,291
TECO Energy, Inc.	1,500	24,015
Xcel Energy, Inc.	1,250	26,000
		746,264
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	1,550	81,003
Molex, Inc.	100	2,838
		83,841
Electronics — 1.0%
Agilent Technologies, Inc.(a)	700	21,147
Applera Corp. Applied Biosystems Group	700	22,337
Jabil Circuit, Inc.	100	1,088
PerkinElmer, Inc.	450	11,952
Thermo Fisher Scientific, Inc.(a)	2,400	138,888
Tyco Electronics Ltd.	1,907	71,341
		266,753
Engineering & Construction — 0.4%
Fluor Corp.	600	91,722
Jacobs Engineering Group, Inc.(a)	250	21,583
		113,305
Environmental Controls — 0.4%
Allied Waste Industries, Inc.(a)	1,400	17,304
Waste Management, Inc.	2,400	86,640
		103,944
Foods — 0.8%
ConAgra Foods, Inc.	400	9,424
General Mills, Inc.	400	24,160
Heinz (H.J.) Co.	200	9,406
The Hershey Co.	400	14,952
The Kroger Co.	2,000	54,500
McCormick & Co., Inc.	200	7,558
Safeway, Inc.	800	25,280
SuperValu, Inc.	200	6,620
Tyson Foods, Inc. Class A	800	14,240
Wrigley (Wm.) Jr. Co.	600	45,696
		211,836
Forest Products & Paper — 0.3%
International Paper Co.	2,150	56,265
MeadWestvaco Corp.	300	7,890
Plum Creek Timber Co., Inc.	151	6,167
Weyerhaeuser Co.	100	6,388
		76,710

	Number of Shares	Value
Gas — 0.2%
Nicor, Inc.	100	$3,512
NiSource, Inc.	1,400	25,060
Sempra Energy	600	34,002
		62,574
Hand & Machine Tools — 0.3%
The Black & Decker Corp.	400	26,252
Snap-on, Inc.	100	5,931
The Stanley Works	800	38,592
		70,775
Health Care – Products — 3.2%
Bard (C.R.), Inc.	200	18,834
Baxter International, Inc.	200	12,464
Becton, Dickinson & Co.	600	53,640
Boston Scientific Corp.(a)	1,400	18,662
Johnson & Johnson	8,650	580,329
Medtronic, Inc.	2,500	121,700
St. Jude Medical, Inc.(a)	600	26,268
Varian Medical Systems, Inc.(a)	100	4,688
Zimmer Holdings, Inc.(a)	300	22,248
		858,833
Health Care – Services — 1.3%
Aetna, Inc.	1,500	65,400
Cigna Corp.	1,250	53,388
Coventry Health Care, Inc.(a)	400	17,892
Humana, Inc.(a)	399	19,068
Laboratory Corp. of America Holdings(a)	200	15,124
Quest Diagnostics, Inc.	500	25,090
UnitedHealth Group, Inc.	2,550	83,206
WellPoint, Inc.(a)	1,149	57,163
		336,331
Holding Company – Diversified — 0.1%
Leucadia National Corp.	400	20,488
Home Builders — 0.2%
Centex Corp.	250	5,205
D.R. Horton, Inc.	1,050	16,265
KB Home	600	13,500
Lennar Corp. Class A	300	5,526
Pulte Homes, Inc.	300	3,912
		44,408
Home Furnishing — 0.1%
Whirlpool Corp.	300	21,834
Household Products — 0.4%
The Clorox Co.	250	13,250
Fortune Brands, Inc.	350	23,667
Kimberly-Clark Corp.	900	57,591
		94,508

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.2%
ACE Ltd.	1,950	$117,565
AFLAC, Inc.	1,600	106,672
Allstate Corp.	1,650	83,094
American International Group, Inc.	4,500	207,900
Aon Corp.	750	34,043
Assurant, Inc.	500	32,500
Chubb Corp.	2,150	113,886
Cincinnati Financial Corp.	1,096	39,346
Genworth Financial, Inc. Class A	900	20,754
The Hartford Financial Services Group, Inc.	1,500	106,905
Lincoln National Corp.	549	29,514
Loews Corp.	1,300	54,743
Marsh & McLennan Cos., Inc.	1,100	30,349
Metlife, Inc.	4,250	258,612
The Progressive Corp.	1,400	25,466
Prudential Financial, Inc.	1,250	94,638
Safeco Corp.	300	20,022
Torchmark Corp.	300	19,422
The Travelers Cos., Inc.	3,557	179,273
Unum Group	1,400	32,494
XL Capital Ltd. Class A	500	17,445
		1,624,643
Internet — 1.2%
Amazon.com, Inc.(a)	650	51,109
eBay, Inc.(a)	1,300	40,677
Expedia, Inc.(a)	450	11,367
Google, Inc. Class A(a)	100	57,429
IAC/InterActiveCorp(a)	450	9,365
Symantec Corp.(a)	4,300	74,046
VeriSign, Inc.(a)	850	30,643
Yahoo!, Inc.(a)	1,150	31,521
		306,157
Investment Companies — 0.1%
American Capital Strategies Ltd.	900	28,575
Iron & Steel — 0.4%
Allegheny Technologies, Inc.	100	6,883
Nucor Corp.	450	33,975
United States Steel Corp.	400	61,580
		102,438
Lodging — 0.1%
Marriott International, Inc. Class A	100	3,430
Starwood Hotels & Resorts Worldwide, Inc.	300	15,663

	Number of Shares	Value
Wyndham Worldwide Corp.	340	$7,303
		26,396
Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	1,850	151,478
Machinery – Diversified — 0.5%
Cummins, Inc.	400	25,060
Deere & Co.	1,100	92,477
Rockwell Automation, Inc.	400	21,692
		139,229
Manufacturing — 4.8%
3M Co.	1,250	96,125
Cooper Industries Ltd. Class A	350	14,836
Danaher Corp.	650	50,713
Dover Corp.	900	44,523
Eastman Kodak Co.	550	9,840
Eaton Corp.	350	30,744
General Electric Co.	15,750	515,025
Honeywell International, Inc.	2,900	172,260
Illinois Tool Works, Inc.	748	39,113
Ingersoll-Rand Co. Ltd. Class A	1,350	59,913
ITT Corp.	150	9,600
Leggett & Platt, Inc.	2,450	40,670
Parker Hannifin Corp.	500	39,925
Textron, Inc.	350	21,353
Tyco International Ltd.	2,557	119,642
		1,264,282
Media — 3.2%
CBS Corp. Class B	3,050	70,363
Clear Channel Communications, Inc.	1,950	58,793
Comcast Corp. Class A	2,200	45,210
The DIRECTV Group, Inc.(a)	1,400	34,496
Gannett Co., Inc.	700	20,034
The McGraw-Hill Companies, Inc.	800	32,792
Meredith Corp.	1,500	48,615
The Scripps (E.W.) Co. Class A	300	13,473
Time Warner, Inc.	6,400	95,040
Viacom, Inc. Class B(a)	3,500	134,540
The Walt Disney Co.	9,300	301,599
		854,955
Mining — 1.2%
Alcoa, Inc.	950	33,041

	Number of Shares	Value
Freeport-McMoRan Copper & Gold, Inc.	2,336	$265,720
Vulcan Materials Co.	100	6,882
		305,643
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	700	25,277
Xerox Corp.	3,800	53,086
		78,363
Oil & Gas — 11.7%
Anadarko Petroleum Corp.	1,100	73,216
Apache Corp.	1,200	161,616
Chesapeake Energy Corp.	750	38,775
Chevron Corp.	4,140	398,061
ConocoPhillips	4,993	430,147
Devon Energy Corp.	800	90,720
ENSCO International, Inc.	1,051	66,980
EOG Resources, Inc.	400	52,192
Exxon Mobil Corp.	11,350	1,056,344
Hess Corp.	550	58,410
Marathon Oil Corp.	1,200	54,684
Murphy Oil Corp.	300	27,102
Nabors Industries Ltd.(a)	451	16,931
Noble Corp.	50	2,814
Noble Energy, Inc.	850	73,950
Occidental Petroleum Corp.	3,650	303,717
Questar Corp.	100	6,203
Rowan Cos., Inc.	100	3,899
Sunoco, Inc.	851	39,495
Tesoro Corp.	200	5,028
Valero Energy Corp.	1,500	73,275
XTO Energy, Inc.	700	43,302
		3,076,861
Oil & Gas Services — 1.6%
BJ Services Co.	100	2,827
Halliburton Co.	2,700	123,957
National Oilwell Varco, Inc.(a)	1,150	78,717
Schlumberger Ltd.	750	75,413
Transocean, Inc.(a)	1,000	147,460
		428,374
Packaging & Containers — 0.1%
Ball Corp.	250	13,445
Bemis Co., Inc.	400	10,520
Pactiv Corp.(a)	451	10,729
		34,694
Pharmaceuticals — 4.8%
Allergan, Inc.	300	16,911
AmerisourceBergen Corp.	550	22,303

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Barr Pharmaceuticals, Inc.(a)	100	$5,023
Cardinal Health, Inc.	900	46,863
Eli Lilly & Co.	2,399	115,488
Express Scripts, Inc.(a)	1,000	70,020
Forest Laboratories, Inc.(a)	900	31,239
Hospira, Inc.(a)	400	16,460
King Pharmaceuticals, Inc.(a)	1,100	10,329
Medco Health Solutions, Inc.(a)	1,200	59,448
Merck & Co., Inc.	7,100	270,084
Patterson Cos., Inc.(a)	100	3,420
Pfizer, Inc.	19,750	397,172
Watson Pharmaceuticals, Inc.(a)	2,100	65,184
Wyeth	2,850	126,739
		1,256,683
Pipelines — 0.5%
El Paso Corp.	2,200	37,708
Spectra Energy Corp.	1,750	43,225
The Williams Cos., Inc.	1,750	62,125
		143,058
Real Estate Investment Trusts (REITS) — 0.4%
Equity Residential	1,401	58,170
Host Hotels & Resorts, Inc.	551	9,477
Prologis	251	15,715
Public Storage	100	9,070
Vornado Realty Trust	100	9,309
		101,741
Retail — 4.2%
Abercrombie & Fitch Co. Class A	300	22,293
AutoNation, Inc.(a)	100	1,601
AutoZone, Inc.(a)	300	36,225
Best Buy Co., Inc.	1,800	77,436
Big Lots, Inc.(a)	450	12,163
Circuit City Stores, Inc.	100	474
Costco Wholesale Corp.	500	35,625
CVS Caremark Corp.	4,053	163,620
Darden Restaurants, Inc.	100	3,558
Family Dollar Stores, Inc.	950	20,330
Gamestop Corp. Class A(a)	400	22,016
The Gap, Inc.	3,600	67,032
The Home Depot, Inc.	1,100	31,680
J.C. Penney Co., Inc.	100	4,250
Kohl's Corp.(a)	100	4,885
Lowe's Companies, Inc.	100	2,519
Macy's, Inc.	1,722	43,549
McDonald's Corp.	500	29,790

	Number of Shares	Value
Nordstrom, Inc.	100	$3,526
Office Depot, Inc.(a)	100	1,268
Polo Ralph Lauren Corp.	400	24,844
RadioShack Corp.	6,250	86,875
Sears Holdings Corp.(a)	200	19,722
Staples, Inc.	400	8,680
Tiffany & Co.	50	2,177
The TJX Cos., Inc.	2,200	70,884
Wal-Mart Stores, Inc.	4,100	237,718
Walgreen Co.	600	20,910
Wendy's International, Inc.	100	2,900
Yum! Brands, Inc.	1,300	52,884
		1,111,434
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	1,650	31,564
Sovereign Bancorp, Inc.	750	5,603
Washington Mutual, Inc.	1,032	12,683
		49,850
Semiconductors — 3.5%
Advanced Micro Devices, Inc.(a)	300	1,788
Analog Devices, Inc.	750	24,158
Applied Materials, Inc.	5,400	100,764
Broadcom Corp. Class A(a)	100	2,596
Intel Corp.	14,500	322,770
KLA-Tencor Corp.	300	13,104
Linear Technology Corp.	350	12,236
LSI Corp.(a)	651	4,036
MEMC Electronic Materials, Inc.(a)	900	56,673
Micron Technology, Inc.(a)	200	1,544
National Semiconductor Corp.	2,100	42,819
Novellus Systems, Inc.(a)	200	4,372
Nvidia Corp.(a)	1,800	36,990
QLogic Corp.(a)	4,100	65,436
Texas Instruments, Inc.	7,600	221,616
Xilinx, Inc.	1,100	27,247
		938,149
Software — 4.0%
Adobe Systems, Inc.(a)	2,050	76,444
Autodesk, Inc.(a)	300	11,400
BMC Software, Inc.(a)	950	33,022
CA, Inc.	1,706	37,771
Citrix Systems, Inc.(a)	549	17,980
Compuware Corp.(a)	2,300	17,342
Electronic Arts, Inc.(a)	100	5,147
IMS Health, Inc.	200	4,950
Intuit, Inc.(a)	850	22,924

	Number of Shares	Value
Microsoft Corp.	21,301	$607,505
Novell, Inc.(a)	200	1,256
Oracle Corp.(a)	10,283	214,401
		1,050,142
Telecommunications — 4.3%
American Tower Corp. Class A(a)	100	4,342
AT&T, Inc.	14,349	555,450
CenturyTel, Inc.	2,050	66,522
Cisco Systems, Inc.(a)	9,550	244,862
Citizens Communications Co.	1,400	15,008
Corning, Inc.	100	2,671
Embarq Corp.	418	17,376
FairPoint Communications, Inc.	70	645
JDS Uniphase Corp.(a)	462	6,611
Juniper Networks, Inc.(a)	2,050	56,621
Qualcomm, Inc.	100	4,319
Qwest Communications International, Inc.	4,200	21,672
Sprint Nextel Corp.	2,200	17,578
Verizon Communications, Inc.	2,550	98,124
Windstream Corp.	1,250	14,675
		1,126,476
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	399	14,188
Mattel, Inc.	200	3,750
		17,938
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	1,000	102,550
C.H. Robinson Worldwide, Inc.	400	25,072
CSX Corp.	2,300	144,785
FedEx Corp.	400	38,348
Norfolk Southern Corp.	1,400	83,412
Ryder System, Inc.	1,000	68,470
Union Pacific Corp.	450	65,336
United Parcel Service, Inc. Class B	100	7,241
		535,214
TOTAL COMMON STOCK — 99.5% (Cost $26,906,557)		26,259,355
TOTAL EQUITIES (Cost $26,906,557)		26,259,355
TOTAL LONG-TERM INVESTMENTS — 99.5% (Cost $26,906,557)		26,259,355

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008,(b) 1.05% due 5/01/2008	$248,749	$248,749
Time Deposits — 0.0%
Euro Time Deposit 1.050% 4/14/2008	7	7
TOTAL SHORT-TERM INVESTMENTS (Cost $248,756)		248,756
TOTAL INVESTMENTS — 100.5% (Cost $27,155,313)(c)		26,508,111
Other Assets/ (Liabilities) — (0.5%)		(126,994)
NET ASSETS — 100.0%		$26,381,117

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $248,757. Collateralized by U.S Government Agency obligations with a rate of 4.826%, maturity date of 10/01/2035, and an aggregate market value, including accrued interest, of $254,503.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.0%
Getty Images, Inc.(a)	1,200	$39,180
Aerospace & Defense — 1.4%
AAR Corp.(a)	1,400	32,760
Boeing Co.	23,600	2,002,696
Cubic Corp.	200	5,422
DRS Technologies, Inc.	1,500	93,660
Esterline Technologies Corp.(a)	600	33,396
Northrop Grumman Corp.	3,500	257,495
Teledyne Technologies, Inc.(a)	600	35,238
Triumph Group, Inc.	500	29,435
United Technologies Corp.	23,500	1,703,045
		4,193,147
Agriculture — 1.2%
Altria Group, Inc.	58,800	1,176,000
Philip Morris International, Inc.(a)	44,800	2,286,144
Universal Corp.	500	32,095
		3,494,239
Airlines — 0.2%
Continental Airlines, Inc. Class B(a)	4,700	84,506
Northwest Airlines Corp.(a)	1,200	11,592
Republic Airways Holdings, Inc.(a)	200	3,372
SkyWest, Inc.	1,500	28,545
Southwest Airlines Co.	17,700	234,348
UAL Corp.	6,500	96,850
		459,213
Apparel — 0.0%
Deckers Outdoor Corp.(a)	300	41,421
Iconix Brand Group, Inc.(a)	1,700	27,064
Skechers U.S.A., Inc. Class A(a)	500	11,825
Wolverine World Wide, Inc.	1,000	28,740
		109,050
Auto Manufacturers — 0.2%
PACCAR, Inc.	11,700	553,644

	Number of Shares	Value
Automotive & Parts — 0.1%
American Axle & Manufacturing Holdings, Inc.	1,300	$26,182
ArvinMeritor, Inc.	200	2,988
Autoliv, Inc.	1,500	91,860
Cooper Tire & Rubber Co.	2,000	26,280
Lear Corp.(a)	3,400	97,138
		244,448
Banks — 4.6%
Bank of America Corp.	102,183	3,835,950
The Bank of New York Mellon Corp.	12,500	544,125
Capital One Financial Corp.	43,600	2,310,800
Pacific Capital Bancorp NA	500	10,190
PNC Financial Services Group, Inc.	3,300	228,855
State Street Corp.	26,200	1,890,068
U.S. Bancorp	33,700	1,142,093
Wachovia Corp.	46,055	1,342,503
Wells Fargo & Co.	69,500	2,067,625
		13,372,209
Beverages — 1.2%
Central European Distribution Corp.(a)	600	36,552
The Coca-Cola Co.	35,200	2,072,224
Constellation Brands, Inc. Class A(a)	2,300	42,228
Hansen Natural Corp.(a)	3,300	116,787
PepsiCo, Inc.	16,800	1,151,304
		3,419,095
Biotechnology — 0.8%
Amgen, Inc.(a)	24,700	1,034,189
Genentech, Inc.(a)	15,200	1,036,640
Invitrogen Corp.(a)	1,600	149,712
Martek Biosciences Corp.(a)	700	24,682
		2,245,223
Building Materials — 0.1%
Armstrong World Industries, Inc.	500	17,795
USG Corp.(a)	4,000	141,240
		159,035
Chemicals — 1.6%
Ashland, Inc.	2,300	121,946
CF Industries Holdings, Inc.	1,500	200,550

	Number of Shares	Value
Cytec Industries, Inc.	300	$17,703
Du Pont (E.I.) de Nemours & Co.	5,800	283,678
Hercules, Inc.	1,600	30,080
Monsanto Co.	33,700	3,842,474
NewMarket Corp.	400	25,972
Olin Corp.	800	16,136
OM Group, Inc.(a)	500	27,380
Terra Industries, Inc.(a)	3,700	140,082
		4,706,001
Commercial Services — 0.8%
ABM Industries, Inc.	300	6,282
Accenture Ltd. Class A	19,700	739,735
Bankrate, Inc.(a)	600	31,344
ChoicePoint, Inc.(a)	800	38,680
Convergys Corp.(a)	1,900	29,868
CoStar Group, Inc.(a)	100	4,795
Deluxe Corp.	1,500	31,890
DeVry, Inc.	2,500	142,500
Euronet Worldwide, Inc.(a)	1,600	28,288
First Advantage Corp. Class A(a)	100	2,051
Gartner, Inc.(a)	600	13,752
Healthspring, Inc.(a)	1,900	31,996
Hewitt Associates, Inc. Class A(a)	3,300	135,300
Manpower, Inc.	100	6,713
MPS Group, Inc.(a)	700	7,511
Navigant Consulting, Inc.(a)	600	12,072
Net 1 UEPS Technologies, Inc.(a)	1,200	28,128
Robert Half International, Inc.	5,100	120,870
SAIC, Inc.(a)	2,300	43,700
United Rentals, Inc.(a)	1,600	30,144
Viad Corp.	100	3,146
Visa, Inc. Class A(a)	10,340	862,873
Watson Wyatt Worldwide, Inc. Class A	1,300	76,206
Wright Express Corp.(a)	300	9,900
		2,437,744
Computers — 7.0%
Affiliated Computer Services, Inc. Class A(a)	2,100	111,237
Apple, Inc.(a)	39,500	6,871,025
Brocade Communications Systems, Inc.(a)	15,100	108,116

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CACI International, Inc. Class A(a)	200	$10,024
Cadence Design Systems, Inc.(a)	11,400	126,882
Computer Sciences Corp.(a)	4,400	191,796
DST Systems, Inc.(a)	2,400	143,616
Electronic Data Systems Corp.	24,800	460,288
Hewlett-Packard Co.	137,500	6,373,125
IHS, Inc. Class A(a)	600	39,630
International Business Machines Corp.	33,400	4,031,380
Lexmark International, Inc. Class A(a)	4,700	147,533
MICROS Systems, Inc.(a)	3,600	128,340
NCR Corp.(a)	5,900	145,317
NetApp, Inc.(a)	7,300	176,660
SanDisk Corp.(a)	7,200	195,048
Seagate Technology	48,600	917,082
Teradata Corp.(a)	1,600	34,064
Western Digital Corp.(a)	6,900	200,031
		20,411,194
Cosmetics & Personal Care — 1.3%
Chattem, Inc.(a)	400	27,952
The Procter & Gamble Co.	57,592	3,861,544
		3,889,496
Distribution & Wholesale — 0.0%
Fossil, Inc.(a)	400	14,316
Owens & Minor, Inc.	700	31,724
United Stationers, Inc.(a)	600	26,454
WESCO International, Inc.(a)	700	26,047
		98,541
Diversified Financial — 5.2%
Ameriprise Financial, Inc.	200	9,498
The Charles Schwab Corp.	93,800	2,026,080
Citigroup, Inc.	52,000	1,314,040
CME Group, Inc.	700	320,215
Discover Financial Services	10,700	194,847
FCStone Group, Inc.(a)	700	28,994
The Goldman Sachs Group, Inc.	9,800	1,875,426
Interactive Brokers Group, Inc.(a)	600	18,942
Invesco Ltd.	3,400	87,210
Janus Capital Group, Inc.	900	25,254
JP Morgan Chase & Co.	82,000	3,907,300
Knight Capital Group, Inc. Class A(a)	1,900	35,549
Legg Mason, Inc.	3,100	186,868

	Number of Shares	Value
Lehman Brothers Holdings, Inc.	49,900	$2,207,576
Merrill Lynch & Co., Inc.	50,300	2,506,449
Morgan Stanley	7,100	345,060
The NASDAQ OMX Group, Inc.(a)	4,100	149,445
National Financial Partners Corp.	1,000	26,920
optionsXpress Holdings, Inc.	1,400	30,058
		15,295,731
Electric — 0.2%
Mirant Corp.(a)	5,700	234,327
NRG Energy, Inc.(a)	4,800	210,960
Progress Energy, Inc.(a)	19,900	6,567
		451,854
Electrical Components & Equipment — 0.3%
Belden, Inc.	700	23,618
Emerson Electric Co.	13,800	721,188
Graftech International Ltd.(a)	1,900	37,335
Hubbell, Inc. Class B	400	17,892
Littelfuse, Inc.(a)	100	3,676
Molex, Inc.	1,800	51,084
		854,793
Electronics — 0.3%
Agilent Technologies, Inc.(a)	12,100	365,541
Applera Corp. Applied Biosystems Group	5,100	162,741
Arrow Electronics, Inc.(a)	4,600	125,166
Avnet, Inc.(a)	4,500	117,855
AVX Corp.	300	3,951
Benchmark Electronics, Inc.(a)	1,500	26,670
Brady Corp. Class A	200	6,790
Checkpoint Systems, Inc.(a)	600	15,558
Coherent, Inc.(a)	100	2,980
Gentex Corp.	2,300	42,964
National Instruments Corp.	200	5,884
Plexus Corp.(a)	1,100	26,499
Rofin-Sinar Technologies, Inc.(a)	800	30,464
Technitrol, Inc.	400	8,400
Watts Water Technologies, Inc. Class A	500	13,435
Woodward Governor Co.	800	28,104
		983,002
Engineering & Construction — 0.1%
Chicago Bridge & Iron Co. NV	2,600	103,584

	Number of Shares	Value
Emcor Group, Inc.(a)	1,200	$30,072
Fluor Corp.	100	15,287
KBR, Inc.	4,300	124,012
Perini Corp.(a)	100	3,618
The Shaw Group, Inc.(a)	800	39,536
		316,109
Entertainment — 0.0%
DreamWorks Animation SKG, Inc. Class A(a)	1,500	41,940
National CineMedia, Inc.	200	3,832
		45,772
Environmental Controls — 0.4%
Clean Harbors, Inc.(a)	200	13,194
Darling International, Inc.(a)	2,200	33,594
Waste Management, Inc.	30,600	1,104,660
		1,151,448
Foods — 0.8%
Cal-Maine Foods, Inc.	800	23,640
Chiquita Brands International, Inc.(a)	1,400	31,850
Fresh Del Monte Produce, Inc.(a)	1,600	50,704
The Kroger Co.	82,000	2,234,500
		2,340,694
Forest Products & Paper — 0.2%
International Paper Co.	16,400	429,188
MeadWestvaco Corp.	2,500	65,750
Rock-Tenn Co. Class A	900	30,537
		525,475
Gas — 0.0%
The Laclede Group, Inc.	100	3,782
Northwest Natural Gas Co.	200	8,974
WGL Holdings, Inc.	500	16,400
		29,156
Hand & Machine Tools — 0.0%
Regal-Beloit Corp.	800	29,672
Health Care – Products — 1.3%
Baxter International, Inc.	7,200	448,704
Johnson & Johnson	47,700	3,200,193
		3,648,897
Health Care – Services — 1.7%
Aetna, Inc.	25,700	1,120,520
Amedisys, Inc.(a)	700	36,260
AMERIGROUP Corp.(a)	1,000	25,990
Centene Corp.(a)	900	16,533
Cigna Corp.	20,400	871,284
Coventry Health Care, Inc.(a)	2,100	93,933

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Net, Inc.(a)	5,400	$158,166
Healthways, Inc.(a)	500	18,265
Humana, Inc.(a)	11,000	525,690
Lincare Holdings, Inc.(a)	300	7,302
UnitedHealth Group, Inc.	65,940	2,151,622
		5,025,565
Home Builders — 0.2%
Champion Enterprises, Inc.(a)	1,400	14,448
KB Home	4,600	103,500
Lennar Corp. Class A	8,000	147,360
NVR, Inc.(a)	200	122,700
Pulte Homes, Inc.	10,800	140,832
The Ryland Group, Inc.	1,000	31,980
Thor Industries, Inc.	200	6,064
Toll Brothers, Inc.(a)	6,700	151,688
		718,572
Household Products — 0.0%
American Greetings Corp. Class A	1,600	28,640
Insurance — 7.3%
ACE Ltd.	33,900	2,043,831
Allied World Assurance Holdings Ltd.	400	16,492
Allstate Corp.	26,900	1,354,684
American Financial Group, Inc.	800	21,936
American International Group, Inc.	30,400	1,404,480
Amtrust Financial Services, Inc.	500	7,775
Aon Corp.	25,000	1,134,750
Arch Capital Group Ltd.(a)	1,100	77,715
Aspen Insurance Holdings Ltd.	2,300	59,777
Assurant, Inc.	3,400	221,000
Assured Guaranty Ltd.	1,200	30,348
Axis Capital Holdings Ltd.	2,700	91,557
Berkshire Hathaway, Inc. Class B(a)	460	2,050,220
Chubb Corp.	42,700	2,261,819
Cincinnati Financial Corp.	1,400	50,260
CNA Financial Corp.	2,300	61,663
Conseco, Inc.(a)	2,600	30,290
Delphi Financial Group, Inc. Class A	1,000	27,220
Endurance Specialty Holdings Ltd.	1,600	59,408
Everest Re Group Ltd.	1,500	135,525
FBL Financial Group, Inc. Class A	100	2,769
First American Corp.	3,500	114,800

	Number of Shares	Value
Genworth Financial, Inc. Class A	12,700	$292,862
Harleysville Group, Inc.	100	3,645
The Hartford Financial Services Group, Inc.	12,300	876,621
HCC Insurance Holdings, Inc.	3,100	76,508
IPC Holdings Ltd.	1,100	32,021
Lincoln National Corp.	17,100	919,296
Loews Corp.	38,200	1,608,602
Max Capital Group Ltd.	100	2,341
Mercury General Corp.	400	19,956
Metlife, Inc.	11,700	711,945
Nationwide Financial Services, Inc. Class A	900	45,108
Navigators Group, Inc.(a)	100	4,900
Odyssey Re Holdings Corp.	1,400	50,092
PartnerRe Ltd.	1,500	110,970
Philadelphia Consolidated Holding Corp.(a)	400	14,752
ProAssurance Corp.(a)	600	31,758
Protective Life Corp.	600	25,572
Prudential Financial, Inc.	22,900	1,733,759
Reinsurance Group of America, Inc.	1,200	62,376
RenaissanceRe Holdings Ltd.	2,000	102,880
Safeco Corp.	2,700	180,198
Selective Insurance Group	300	6,396
StanCorp Financial Group, Inc.	1,500	76,860
Torchmark Corp.	2,000	129,480
Transatlantic Holdings, Inc.	100	6,485
The Travelers Cos., Inc.	51,400	2,590,560
Universal American Corp.(a)	400	4,292
Unum Group	8,400	194,964
W.R. Berkley Corp.	3,600	92,484
XL Capital Ltd. Class A	1,600	55,824
		21,321,826
Internet — 2.5%
Blue Coat Systems, Inc.(a)	1,400	29,554
Check Point Software Technologies Ltd.(a)	5,300	125,186
CNET Networks, Inc.(a)	1,500	11,625
CyberSources Corp.(a)	100	1,815
Expedia, Inc.(a)	6,300	159,138
Google, Inc. Class A(a)	10,700	6,144,903
McAfee, Inc.(a)	4,600	152,950
Netflix, Inc.(a)	2,600	83,148
Priceline.com, Inc.(a)	400	51,056
Sapient Corp.(a)	1,100	7,832

	Number of Shares	Value
Sohu.com, Inc.(a)	600	$41,478
Symantec Corp.(a)	29,700	511,434
TIBCO Software, Inc.(a)	3,900	29,913
WebMD Health Corp. Class A(a)	100	3,135
		7,353,167
Investment Companies — 0.0%
Apollo Investment Corp.	1,900	30,742
Iron & Steel — 1.9%
AK Steel Holding Corp.	2,700	169,506
Carpenter Technology Corp.	1,300	66,664
Nucor Corp.	33,800	2,551,900
Reliance Steel & Aluminum Co.	2,700	164,106
Schnitzer Steel Industries, Inc. Class A	500	44,000
United States Steel Corp.	16,800	2,586,360
		5,582,536
Leisure Time — 0.0%
Callaway Golf Co.	700	9,618
Polaris Industries, Inc.	200	9,310
		18,928
Machinery – Construction & Mining — 1.3%
Astec Industries, Inc.(a)	400	14,660
Caterpillar, Inc.	45,900	3,758,292
		3,772,952
Machinery – Diversified — 0.7%
AGCO Corp.(a)	2,200	132,286
Applied Industrial Technologies, Inc.	1,000	24,160
Briggs & Stratton Corp.	1,700	25,874
Chart Industries, Inc.(a)	200	8,128
Cognex Corp.	200	5,040
Cummins, Inc.	9,900	620,235
Deere & Co.	9,400	790,258
Flowserve Corp.	1,400	173,726
Gardner Denver, Inc.(a)	600	27,870
IDEX Corp.	700	25,683
Lindsay Corp.	300	31,236
Nordson Corp.	100	5,903
Robbins & Myers, Inc.	800	31,888
Tennant Co.	100	3,413
		1,905,700
Manufacturing — 5.7%
3M Co.	17,600	1,353,440
A.O. Smith Corp.	500	15,470
Actuant Corp. Class A	1,000	33,870
Acuity Brands, Inc.	800	38,272
Ameron International Corp.	200	19,760

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Barnes Group, Inc.	1,300	$33,904
Crane Co.	800	32,752
Eastman Kodak Co.	2,800	50,092
Eaton Corp.	2,200	193,248
ESCO Technologies, Inc.(a)	300	13,968
General Electric Co.	203,300	6,647,910
Honeywell International, Inc.	49,500	2,940,300
Ingersoll-Rand Co. Ltd. Class A	16,600	736,708
Koppers Holdings, Inc.	200	9,688
Parker Hannifin Corp.	4,400	351,340
Pentair, Inc.	700	25,781
Polypore International, Inc.(a)	100	2,341
SPX Corp.	1,200	147,600
Textron, Inc.	24,900	1,519,149
Tyco International Ltd.	52,550	2,458,814
		16,624,407
Media — 1.9%
Clear Channel Communications, Inc.	52,700	1,588,905
The DIRECTV Group, Inc.(a)	6,000	147,840
DISH Network Corp. Class A(a)	10,200	304,368
Gannett Co., Inc.	1,900	54,378
The McGraw-Hill Companies, Inc.	700	28,693
Scholastic Corp.(a)	400	11,260
Time Warner, Inc.	88,300	1,311,255
Viacom, Inc. Class B(a)	17,250	663,090
The Walt Disney Co.	46,500	1,507,995
		5,617,784
Metal Fabricate & Hardware — 0.0%
Circor International, Inc.	100	4,817
Mueller Industries, Inc.	400	12,948
RBC Bearings, Inc.(a)	100	3,997
Worthington Industries, Inc.	1,700	30,617
		52,379
Mining — 2.6%
Alcoa, Inc.	67,700	2,354,606
AMCOL International Corp.	200	5,940
Century Aluminum Co.(a)	500	34,645
Compass Minerals International, Inc.	500	31,500
Freeport-McMoRan Copper & Gold, Inc.	27,300	3,105,375
Hecla Mining Co.(a)	3,000	30,780
Kaiser Aluminum Corp.	300	20,589

	Number of Shares	Value
Southern Copper Corp.	18,200	$2,088,632
		7,672,067
Office Equipment/Supplies — 0.2%
Ikon Office Solutions, Inc.	1,200	13,140
Xerox Corp.	39,500	551,815
		564,955
Office Furnishings — 0.0%
Herman Miller, Inc.	1,300	30,329
Interface, Inc. Class A	800	10,272
Steelcase, Inc. Class A	2,700	29,916
		70,517
Oil & Gas — 19.5%
Anadarko Petroleum Corp.	37,800	2,515,968
Apache Corp.	23,100	3,111,108
Bois d'Arc Energy, Inc.(a)	400	9,560
Chesapeake Energy Corp.	36,200	1,871,540
Chevron Corp.	81,510	7,837,186
Cimarex Energy Co.	2,700	168,210
ConocoPhillips	69,639	5,999,400
Contango Oil & Gas Co.(a)	100	7,663
Devon Energy Corp.	24,800	2,812,320
Diamond Offshore Drilling, Inc.	16,100	2,019,101
ENSCO International, Inc.	3,700	235,801
EOG Resources, Inc.	3,400	443,632
Exxon Mobil Corp.	163,800	15,244,866
Frontier Oil Corp.	1,500	37,275
Hess Corp.	25,500	2,708,100
Holly Corp.	2,500	103,700
Marathon Oil Corp.	53,900	2,456,223
Mariner Energy, Inc.(a)	1,400	38,584
Murphy Oil Corp.	8,200	740,788
Noble Energy, Inc.	19,500	1,696,500
Occidental Petroleum Corp.	51,700	4,301,957
Patterson-UTI Energy, Inc.	6,200	173,228
Petroleum Development Corp.(a)	200	15,046
PetroQuest Energy, Inc.(a)	600	12,468
Pride International, Inc.(a)	4,300	182,535
Rowan Cos., Inc.	3,400	132,566
Stone Energy Corp.(a)	600	36,564
Valero Energy Corp.	16,000	781,600
W&T Offshore, Inc.	1,900	77,710
XTO Energy, Inc.	20,300	1,255,758
		57,026,957
Oil & Gas Services — 4.4%
Baker Hughes, Inc.	21,700	1,755,096
BJ Services Co.	6,700	189,409
FMC Technologies, Inc.(a)	3,000	201,600
Halliburton Co.	67,400	3,094,334

	Number of Shares	Value
NATCO Group, Inc. Class A(a)	700	$35,420
Oil States International, Inc.(a)	500	25,030
Schlumberger Ltd.	56,000	5,630,800
SEACOR Holdings, Inc.(a)	400	34,044
Transocean, Inc.(a)	13,600	2,005,456
		12,971,189
Packaging & Containers — 0.0%
Greif, Inc. Class A	400	25,840
Pharmaceuticals — 1.9%
Abbott Laboratories	2,800	147,700
AmerisourceBergen Corp.	4,300	174,365
Cardinal Health, Inc.	2,200	114,554
Eli Lilly & Co.	5,800	279,212
Endo Pharmaceuticals Holdings, Inc.(a)	2,300	57,109
King Pharmaceuticals, Inc.(a)	14,400	135,216
Medicis Pharmaceutical Corp. Class A	700	14,420
Merck & Co., Inc.	38,200	1,453,128
Omnicare, Inc.	6,200	126,170
Pfizer, Inc.	154,600	3,109,006
		5,610,880
Real Estate — 0.0%
Jones Lang Lasalle, Inc.	1,500	116,415
Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc.	4,800	196,608
Retail — 3.9%
Aeropostale, Inc.(a)	1,000	31,790
AutoNation, Inc.(a)	7,500	120,075
Best Buy Co., Inc.	49,200	2,116,584
Big Lots, Inc.(a)	6,500	175,695
BJ's Wholesale Club, Inc.(a)	2,500	95,300
Casey's General Stores, Inc.	100	2,213
Cash America International, Inc.	900	36,711
CBRL Group, Inc.	300	11,082
Chipotle Mexican Grill, Inc. Class B(a)	1,381	117,344
CVS Caremark Corp.	20,200	815,474
Dollar Tree, Inc.(a)	400	12,640
Family Dollar Stores, Inc.	5,900	126,260
The Gap, Inc.	96,800	1,802,416
The Home Depot, Inc.	18,100	521,280
Insight Enterprises, Inc.(a)	300	3,618
Macy's, Inc.	3,600	91,044
McDonald's Corp.	5,100	303,858

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polo Ralph Lauren Corp.	1,700	$105,587
RadioShack Corp.	6,400	88,960
Sally Beauty Co., Inc.(a)	1,000	6,060
The TJX Cos., Inc.	58,600	1,888,092
Wal-Mart Stores, Inc.	13,100	759,538
Yum! Brands, Inc.	52,200	2,123,496
		11,355,117
Semiconductors — 5.1%
Altera Corp.	2,900	61,712
Amkor Technology, Inc.(a)	3,100	29,605
Analog Devices, Inc.	11,700	376,857
Applied Materials, Inc.	109,100	2,035,806
ATMI, Inc.(a)	500	14,720
Broadcom Corp. Class A(a)	4,300	111,628
Cypress Semiconductor Corp.(a)	6,400	179,968
Intel Corp.	252,300	5,616,198
Intersil Corp. Class A	5,900	157,648
KLA-Tencor Corp.	5,000	218,400
Lam Research Corp.(a)	4,400	179,696
Linear Technology Corp.	5,600	195,776
MEMC Electronic Materials, Inc.(a)	28,600	1,800,942
MKS Instruments, Inc.(a)	700	15,995
Novellus Systems, Inc.(a)	6,600	144,276
Nvidia Corp.(a)	22,700	466,485
Omnivision Technologies, Inc.(a)	2,000	32,080
Semtech Corp.(a)	2,400	38,976
Silicon Laboratories, Inc.(a)	1,000	33,770
Skyworks Solutions, Inc.(a)	3,800	33,022
Texas Instruments, Inc.	93,100	2,714,796
Varian Semiconductor Equipment Associates, Inc.(a)	4,400	161,172
Xilinx, Inc.	7,400	183,298
		14,802,826
Software — 3.9%
Activision, Inc.(a)	5,000	135,250
Adobe Systems, Inc.(a)	35,300	1,316,337
Advent Software, Inc.(a)	500	19,930
Ansys, Inc.(a)	1,900	76,437
Autodesk, Inc.(a)	3,700	140,600
BMC Software, Inc.(a)	6,200	215,512
Compuware Corp.(a)	12,900	97,266
ManTech International Corp. Class A(a)	400	19,108
Microsoft Corp.	257,200	7,335,344
MicroStrategy, Inc. Class A(a)	400	35,492

	Number of Shares	Value
Novell, Inc.(a)	7,700	$48,356
Open Text Corp.(a)	900	33,498
Oracle Corp.(a)	91,400	1,905,690
Sybase, Inc.(a)	4,200	123,564
		11,502,384
Telecommunications — 5.0%
AT&T, Inc.	106,252	4,113,015
CenturyTel, Inc.	4,400	142,780
Cisco Systems, Inc.(a)	137,700	3,530,628
CommScope, Inc.(a)	900	42,795
EchoStar Corp.(a)	2,340	72,797
Foundry Networks, Inc.(a)	6,500	82,745
Harmonic, Inc.(a)	2,400	19,848
Harris Corp.	2,400	129,672
JDS Uniphase Corp.(a)	8,500	121,635
Plantronics, Inc.	1,500	37,365
Premiere Global Services, Inc.(a)	800	11,616
Qualcomm, Inc.	115,900	5,005,721
Sprint Nextel Corp.	15,327	122,463
Syniverse Holdings, Inc.(a)	1,300	20,423
Tekelec(a)	400	5,888
Telephone & Data Systems, Inc.	1,800	68,940
Tellabs, Inc.(a)	18,000	92,880
Verizon Communications, Inc.	25,700	988,936
		14,610,147
Textiles — 0.1%
Mohawk Industries, Inc.(a)	1,900	144,761
Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.(a)	300	7,047
Transportation — 0.4%
Atlas Air Worldwide Holdings, Inc.(a)	300	18,204
Golar LNG Ltd.	300	6,018
Hub Group, Inc. Class A(a)	300	9,807
Norfolk Southern Corp.	4,200	250,236
Ryder System, Inc.	2,100	143,787
TBS International Ltd.(a)	900	36,162
Tidewater, Inc.	2,200	143,484
Union Pacific Corp.	4,100	595,279
		1,202,977
Water — 0.0%
California Water Service Group	200	7,740
TOTAL COMMON STOCK — 99.6% (Cost $282,631,632)		291,445,687

	Number of Shares	Value
TOTAL EQUITIES (Cost $282,631,632)		$291,445,687
WARRANTS — 0.0%
Savings & Loans — 0.0%
Dime Bancorp, Inc. Warrants, Expires 11/20/2002(a)	14,200	4,544
TOTAL WARRANTS (Cost $2,697)		4,544
RIGHTS — 0.0%
Computers — 0.0%
Seagate Technology(b)	25,700	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS — 99.6% (Cost $282,634,329)		291,450,231
	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(c)	$185,685	185,685
TOTAL SHORT-TERM INVESTMENTS (Cost $185,685)		185,685
TOTAL INVESTMENTS — 99.7% (Cost $282,820,014)(d)		291,635,916
Other Assets/ (Liabilities) — 0.3%		1,009,915
NET ASSETS — 100.0%		$292,645,831

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Maturity value of $185,690. Collateralized by U.S Government Agency obligations with a rate of 5.129%, maturity date of 04/01/2035, and an aggregate market value, including accrued interest, of $189,666.

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Advertising — 1.1%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	342,800	$12,645,892
Aerospace & Defense — 4.2%
General Dynamics Corp.	183,100	16,555,902
Lockheed Martin Corp.	113,800	12,067,352
United Technologies Corp.	266,100	19,284,267
		47,907,521
Airlines — 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a)	158,000	4,283,380
Banks — 0.7%
Northern Trust Corp.	102,400	7,588,864
Biotechnology — 1.0%
Celgene Corp.(a)	186,600	11,595,324
Chemicals — 5.7%
Monsanto Co.	303,600	34,616,472
Potash Corp. of Saskatchewan	37,900	6,971,705
Praxair, Inc.	248,440	22,685,056
		64,273,233
Commercial Services — 2.5%
The Corporate Executive Board Co.	29,600	1,289,672
Mastercard, Inc. Class A	57,500	15,994,200
Visa, Inc. Class A(a)	129,310	10,790,920
		28,074,792
Computers — 10.2%
Affiliated Computer Services, Inc. Class A(a)	383,200	20,298,104
Apple, Inc.(a)	176,700	30,736,965
Cognizant Technology Solutions Corp. Class A(a)	409,200	13,196,700
EMC Corp.(a)	909,430	14,005,222
NetApp, Inc.(a)	353,000	8,542,600
Research In Motion Ltd.(a)	236,100	28,716,843
		115,496,434
Distribution & Wholesale — 0.5%
Fastenal Co.	118,340	5,776,175

	Number of Shares	Value
Diversified Financial — 7.3%
American Express Co.	146,500	$7,034,930
Bolsa de Mercadorias e Futuros - BM&F	456,000	4,464,129
The Charles Schwab Corp.	329,000	7,106,400
CME Group, Inc.	31,900	14,592,655
Credit Suisse Group	235,982	12,566,503
Fortress Investment Group LLC Class A	242,800	3,544,880
The Goldman Sachs Group, Inc.	94,640	18,111,257
IntercontinentalExchange, Inc.(a)	17,900	2,777,185
Och-Ziff Capital Management Group LLC	309,700	6,011,277
T. Rowe Price Group, Inc.	107,600	6,301,056
		82,510,272
Electronics — 1.5%
Thermo Fisher Scientific, Inc.(a)	297,300	17,204,751
Engineering & Construction — 2.4%
ABB Ltd.	590,307	17,990,165
McDermott International, Inc.(a)	179,900	9,639,042
		27,629,207
Foods — 5.0%
Cadbury Schweppes PLC	1,933,400	22,287,136
Nestle SA	46,284	22,042,304
Sysco Corp.	380,800	11,641,056
		55,970,496
Health Care – Products — 3.3%
Bard (C.R.), Inc.	72,600	6,836,742
Baxter International, Inc.	189,100	11,784,712
Henry Schein, Inc.(a)	174,400	9,656,528
St. Jude Medical, Inc.(a)	106,300	4,653,814
Stryker Corp.	74,500	4,829,835
		37,761,631
Health Care – Services — 1.3%
Aetna, Inc.	144,200	6,287,120
Covance, Inc.(a)	100,900	8,454,411
		14,741,531
Insurance — 1.1%
Prudential Financial, Inc.	158,120	11,971,265
Internet — 6.2%
Amazon.com, Inc.(a)	56,300	4,426,869
eBay, Inc.(a)	545,600	17,071,824

	Number of Shares	Value
F5 Networks, Inc.(a)	246,500	$5,578,295
Google, Inc. Class A(a)	75,300	43,244,037
		70,321,025
Lodging — 2.0%
Las Vegas Sands Corp.(a)	289,100	22,035,202
Media — 1.6%
Liberty Global, Inc. Class A(a)	293,900	10,401,121
XM Satellite Radio Holdings, Inc. Class A(a)	642,900	7,168,335
		17,569,456
Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	104,600	12,296,776
Oil & Gas — 5.5%
Occidental Petroleum Corp.	293,500	24,422,135
Range Resources Corp.	237,280	15,750,646
XTO Energy, Inc.	354,725	21,943,289
		62,116,070
Oil & Gas Services — 3.9%
Schlumberger Ltd.	231,300	23,257,215
Smith International, Inc.	187,400	14,337,974
Transocean, Inc.(a)	43,900	6,473,494
		44,068,683
Pharmaceuticals — 5.9%
Allergan, Inc.	156,800	8,838,816
Express Scripts, Inc.(a)	231,100	16,181,622
Gilead Sciences, Inc.(a)	314,100	16,257,816
Roche Holding AG	105,559	17,473,906
Shire PLC	438,110	8,041,005
		66,793,165
Real Estate — 0.8%
Jones Lang Lasalle, Inc.	117,600	9,126,936
Retail — 4.2%
Abercrombie & Fitch Co. Class A	142,800	10,611,468
Costco Wholesale Corp.	238,600	17,000,250
Polo Ralph Lauren Corp.	327,500	20,341,025
		47,952,743
Semiconductors — 2.6%
ASML Holding NV	393,332	11,154,895
Broadcom Corp. Class A(a)	369,380	9,589,105
Microchip Technology, Inc.	232,800	8,555,400
		29,299,400

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.5%
Adobe Systems, Inc.(a)	402,460	$15,007,733
Autodesk, Inc.(a)	354,000	13,452,000
Microsoft Corp.	522,490	14,901,415
MSCI, Inc. Class A(a)	166,540	5,166,071
Nuance Communications, Inc.(a)	225,000	4,563,000
Salesforce.com, Inc.(a)	127,800	8,528,094
		61,618,313
Telecommunications — 10.5%
America Movil SAB de CV Sponsored ADR (Mexico)	253,000	14,663,880
Cisco Systems, Inc.(a)	1,342,990	34,434,264
Corning, Inc.	699,400	18,680,974
Crown Castle International Corp.(a)	446,800	17,358,180
NII Holdings, Inc. Class B(a)	307,500	14,065,050
Qualcomm, Inc.	450,000	19,435,500
		118,637,848
Transportation — 0.2%
Expeditors International Washington, Inc.	57,000	2,655,630
TOTAL COMMON STOCK — 98.2% (Cost $948,741,123)		1,109,922,015
TOTAL EQUITIES (Cost $948,741,123)		1,109,922,015
TOTAL LONG-TERM INVESTMENTS — 98.2% (Cost $948,741,123)		1,109,922,015
	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(b)	$16,911,535	16,911,535
TOTAL SHORT-TERM INVESTMENTS (Cost $16,911,535)		16,911,535

Value
TOTAL INVESTMENTS — 99.7% (Cost $965,652,658)(c)	$1,126,833,550
Other Assets/ (Liabilities) — 0.3%	3,760,650
NET ASSETS — 100.0%	$1,130,594,200

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $16,912,028. Collateralized by U.S Government Agency obligations with rates ranging from 4.826% - 5.106%, maturity dates ranging from 10/01/2035 - 11/01/2035, and an aggregate market value, including accrued interest, of $17,250,516.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Advertising — 1.1%
Focus Media Holding Ltd. ADR (Cayman Islands)(a)	7,360	$271,510
Aerospace & Defense — 4.3%
General Dynamics Corp.	3,886	351,372
Lockheed Martin Corp.	2,500	265,100
United Technologies Corp.	5,790	419,601
		1,036,073
Airlines — 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a)	3,440	93,258
Banks — 0.7%
Northern Trust Corp.	2,260	167,489
Biotechnology — 1.0%
Celgene Corp.(a)	3,959	246,012
Chemicals — 5.8%
Monsanto Co.	6,544	746,147
Potash Corp. of Saskatchewan	880	161,876
Praxair, Inc.	5,300	483,943
		1,391,966
Commercial Services — 2.7%
The Corporate Executive Board Co.	580	25,271
Mastercard, Inc. Class A	1,370	381,079
Visa, Inc. Class A(a)	2,790	232,825
		639,175
Computers — 10.2%
Affiliated Computer Services, Inc. Class A(a)	8,141	431,229
Apple, Inc.(a)	3,692	642,223
Cognizant Technology Solutions Corp. Class A(a)	8,706	280,768
EMC Corp.(a)	19,614	302,056
NetApp, Inc.(a)	7,459	180,508
Research In Motion Ltd.(a)	5,110	621,529
		2,458,313
Distribution & Wholesale — 0.5%
Fastenal Co.	2,602	127,004
Diversified Financial — 7.3%
American Express Co.	3,040	145,981

	Number of Shares	Value
Bolsa de Mercadorias e Futuros - BM&F	10,000	$97,897
The Charles Schwab Corp.	6,970	150,552
CME Group, Inc.	679	310,608
Credit Suisse Group	5,027	267,698
Fortress Investment Group LLC Class A	5,200	75,920
The Goldman Sachs Group, Inc.	2,030	388,481
IntercontinentalExchange, Inc.(a)	400	62,060
Och-Ziff Capital Management Group LLC	6,680	129,659
T. Rowe Price Group, Inc.	2,360	138,202
		1,767,058
Electronics — 1.5%
Thermo Fisher Scientific, Inc.(a)	6,380	369,211
Engineering & Construction — 2.5%
ABB Ltd.	12,588	383,631
McDermott International, Inc.(a)	3,830	205,212
		588,843
Foods — 5.0%
Cadbury Schweppes PLC	41,190	474,815
Nestle SA	986	469,573
Sysco Corp.	8,042	245,844
		1,190,232
Health Care – Products — 3.3%
Bard (C.R.), Inc.	1,505	141,726
Baxter International, Inc.	4,030	251,149
Henry Schein, Inc.(a)	3,762	208,302
St. Jude Medical, Inc.(a)	2,274	99,556
Stryker Corp.	1,570	101,783
		802,516
Health Care – Services — 1.3%
Aetna, Inc.	3,050	132,980
Covance, Inc.(a)	2,260	189,365
		322,345
Insurance — 1.1%
Prudential Financial, Inc.	3,352	253,780
Internet — 6.4%
Amazon.com, Inc.(a)	1,180	92,783
eBay, Inc.(a)	11,833	370,255
F5 Networks, Inc.(a)	5,296	119,849
Google, Inc. Class A(a)	1,670	959,064
		1,541,951

	Number of Shares	Value
Lodging — 2.0%
Las Vegas Sands Corp.(a)	6,176	$470,735
Media — 1.6%
Liberty Global, Inc. Class A(a)	6,280	222,249
XM Satellite Radio Holdings, Inc. Class A(a)	13,635	152,031
		374,280
Metal Fabricate & Hardware — 1.1%
Precision Castparts Corp.	2,300	270,388
Oil & Gas — 5.5%
Occidental Petroleum Corp.	6,313	525,305
Range Resources Corp.	5,110	339,202
XTO Energy, Inc.	7,532	465,929
		1,330,436
Oil & Gas Services — 3.9%
Schlumberger Ltd.	4,946	497,320
Smith International, Inc.	3,930	300,684
Transocean, Inc.(a)	980	144,511
		942,515
Pharmaceuticals — 6.0%
Allergan, Inc.	3,432	193,462
Express Scripts, Inc.(a)	5,010	350,800
Gilead Sciences, Inc.(a)	6,704	346,999
Roche Holding AG	2,280	377,424
Shire PLC	9,340	171,425
		1,440,110
Real Estate — 0.8%
Jones Lang Lasalle, Inc.	2,450	190,145
Retail — 4.3%
Abercrombie & Fitch Co. Class A	3,040	225,902
Costco Wholesale Corp.	5,110	364,088
Polo Ralph Lauren Corp.	6,981	433,590
		1,023,580
Semiconductors — 2.6%
ASML Holding NV	8,358	237,033
Broadcom Corp. Class A(a)	8,018	208,147
Microchip Technology, Inc.	5,010	184,118
		629,298
Software — 5.4%
Adobe Systems, Inc.(a)	8,596	320,545
Autodesk, Inc.(a)	7,507	285,266

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	11,174	$318,683
MSCI, Inc. Class A(a)	3,560	110,431
Nuance Communications, Inc.(a)	4,800	97,344
Salesforce.com, Inc.(a)	2,610	174,165
		1,306,434
Telecommunications — 10.5%
America Movil SAB de CV Sponsored ADR (Mexico)	5,370	311,245
Cisco Systems, Inc.(a)	28,544	731,868
Corning, Inc.	14,863	396,991
Crown Castle International Corp.(a)	9,559	371,367
NII Holdings, Inc. Class B(a)	6,576	300,786
Qualcomm, Inc.	9,620	415,488
		2,527,745
Transportation — 0.3%
Expeditors International Washington, Inc.	1,280	59,634
TOTAL COMMON STOCK — 99.1% (Cost $22,405,067)		23,832,036
TOTAL EQUITIES (Cost $22,405,067)		23,832,036
TOTAL LONG-TERM INVESTMENTS — 99.1% (Cost $22,405,067)		23,832,036
	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(b)	$157,521	157,521
TOTAL SHORT-TERM INVESTMENTS (Cost $157,521)		157,521
TOTAL INVESTMENTS — 99.7% (Cost $22,562,588)(c)		23,989,557
Other Assets/ (Liabilities) — 0.3%		61,580
NET ASSETS — 100.0%		$24,051,137

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $157,526. Collateralized by U.S Government Agency obligations with a rate of 4.582%, maturity date of 05/01/2035, and an aggregate market value, including accrued interest, of $160,688.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.3%
COMMON STOCK — 100.3%
Advertising — 0.4%
Harte-Hanks, Inc.	1,050	$14,343
Omnicom Group, Inc.	19,649	938,043
		952,386
Aerospace & Defense — 3.6%
Alliant Techsystems, Inc.(a)	1,000	109,980
Boeing Co.	43,730	3,710,928
DRS Technologies, Inc.	4,310	269,116
General Dynamics Corp.	2,920	264,026
Goodrich Corp.	4,160	283,504
L-3 Communications Holdings, Inc.	3,350	373,358
Lockheed Martin Corp.	16,630	1,763,445
Northrop Grumman Corp.	3,690	271,473
Raytheon Co.	15,810	1,011,366
Rockwell Collins, Inc.	3,180	200,690
United Technologies Corp.	19,870	1,439,979
		9,697,865
Agriculture — 1.6%
Altria Group, Inc.	52,070	1,041,400
Loews Corp. - Carolina Group	3,760	246,919
Philip Morris International, Inc.(a)	52,470	2,677,544
UST, Inc.	4,140	215,570
		4,181,433
Airlines — 0.1%
Continental Airlines, Inc. Class B(a)	2,351	42,271
Copa Holdings SA Class A	940	36,745
Delta Air Lines, Inc.(a)	4,549	38,712
Southwest Airlines Co.	5,300	70,172
UAL Corp.	2,240	33,376
		221,276
Apparel — 0.6%
Nike, Inc. Class B	22,790	1,522,372
Auto Manufacturers — 0.1%
Oshkosh Corp.	3,500	142,100
Automotive & Parts — 0.6%
Autoliv, Inc.	6,650	407,246
BorgWarner, Inc.	3,040	149,416
The Goodyear Tire & Rubber Co.(a)	9,551	255,776
Johnson Controls, Inc.	24,100	849,766
		1,662,204

	Number of Shares	Value
Banks — 1.1%
Bank of Hawaii Corp.	4,231	$231,986
The Bank of New York Mellon Corp.	23,800	1,036,014
Northern Trust Corp.	9,621	713,012
State Street Corp.	14,327	1,033,550
Synovus Financial Corp.	2,900	34,336
Toronto-Dominion Bank	393	25,832
		3,074,730
Beverages — 2.8%
Anheuser-Busch Cos., Inc.	16,440	808,848
Brown-Forman Corp.	1,900	129,238
The Coca-Cola Co.	56,380	3,319,090
Hansen Natural Corp.(a)	1,200	42,468
The Pepsi Bottling Group, Inc.	3,970	133,829
PepsiCo, Inc.	45,970	3,150,324
		7,583,797
Biotechnology — 1.1%
Amgen, Inc.(a)	38,310	1,604,040
Biogen Idec, Inc.(a)	4,090	248,222
Charles River Laboratories International, Inc.(a)	1,000	58,050
Genentech, Inc.(a)	7,951	542,258
Genzyme Corp.(a)	5,560	391,146
Invitrogen Corp.(a)	1,120	104,798
Millennium Pharmaceuticals, Inc.(a)	1,800	44,766
Millipore Corp.(a)	1,150	80,615
		3,073,895
Building Materials — 0.2%
Eagle Materials, Inc.	670	24,308
Lennox International, Inc.	6,210	205,799
Martin Marietta Materials, Inc.	100	10,938
Masco Corp.	3,020	54,994
Trane, Inc.	5,900	274,409
		570,448
Chemicals — 2.4%
Air Products & Chemicals, Inc.	3,930	386,830
Airgas, Inc.	5,699	274,293
Cabot Corp.	1,365	39,803
Celanese Corp. Class A	4,790	214,353
Du Pont (E.I.) de Nemours & Co.	5,730	280,254
International Flavors & Fragrances, Inc.	1,980	90,308
The Lubrizol Corp.	2,490	145,217
Monsanto Co.	31,960	3,644,079

	Number of Shares	Value
The Mosaic Co.(a)	2,269	$277,975
Praxair, Inc.	4,500	410,895
Rohm & Haas Co.	2,000	106,900
RPM International, Inc.	7,500	167,250
The Sherwin-Williams Co.	6,090	336,899
Sigma-Aldrich Corp.	3,670	209,263
		6,584,319
Coal — 0.4%
Arch Coal, Inc.	4,100	235,176
CONSOL Energy, Inc.	4,300	348,128
Foundation Coal Holdings, Inc.	1,300	77,974
Massey Energy Co.	6,409	335,383
Peabody Energy Corp.	3,100	189,503
		1,186,164
Commercial Services — 2.8%
Accenture Ltd. Class A	33,290	1,250,039
Alliance Data Systems Corp.(a)	3,090	177,397
Apollo Group, Inc. Class A(a)	7,710	392,439
Automatic Data Processing, Inc.	18,280	807,976
Avis Budget Group, Inc.(a)	1,390	18,459
Career Education Corp.(a)	3,850	77,578
Corrections Corp. of America(a)	55	1,403
Equifax, Inc.	6,060	231,916
Global Payments, Inc.	2,850	126,141
H&R Block, Inc.	11,200	244,944
Hewitt Associates, Inc. Class A(a)	9,710	398,110
Hillenbrand, Inc.(a)	4,300	81,872
ITT Educational Services, Inc.(a)	2,500	191,650
Manpower, Inc.	3,420	229,585
Mastercard, Inc. Class A	4,150	1,154,364
McKesson Corp.	13,100	682,772
Moody's Corp.	5,820	215,107
Paychex, Inc.	5,400	196,398
Pharmaceutical Product Development, Inc.	900	37,278
Quanta Services, Inc.(a)	260	6,900
Robert Half International, Inc.	5,100	120,870
Total System Services, Inc.	1,900	45,220
Weight Watchers International, Inc.	8,779	402,605
Western Union Co.	23,920	550,160
		7,641,183

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers — 9.0%
Affiliated Computer Services, Inc. Class A(a)	5,700	$301,929
Apple, Inc.(a)	37,400	6,505,730
Brocade Communications Systems, Inc.(a)	13,030	93,295
Cadence Design Systems, Inc.(a)	5,330	59,323
Dell, Inc.(a)	39,700	739,611
DST Systems, Inc.(a)	1,820	108,909
Electronic Data Systems Corp.	4,700	87,232
EMC Corp.(a)	76,780	1,182,412
Hewlett-Packard Co.	135,080	6,260,958
International Business Machines Corp.	54,470	6,574,529
Lexmark International, Inc. Class A(a)	12,409	389,518
NCR Corp.(a)	17,660	434,966
NetApp, Inc.(a)	13,860	335,412
SanDisk Corp.(a)	2,700	73,143
Seagate Technology	13,580	256,255
Sun Microsystems, Inc.(a)	8,392	131,419
Synopsys, Inc.(a)	8,710	201,288
Teradata Corp.(a)	9,600	204,384
Western Digital Corp.(a)	13,879	402,352
		24,342,665
Cosmetics & Personal Care — 1.8%
Alberto-Culver Co.	580	14,599
Avon Products, Inc.	8,300	323,866
Colgate-Palmolive Co.	16,460	1,163,722
The Estee Lauder Cos., Inc. Class A	2,989	136,328
The Procter & Gamble Co.	47,606	3,191,982
		4,830,497
Distribution & Wholesale — 0.2%
Fastenal Co.	5,500	268,455
W.W. Grainger, Inc.	1,980	171,686
WESCO International, Inc.(a)	2,470	91,909
		532,050
Diversified Financial — 2.2%
Affiliated Managers Group, Inc.(a)	600	59,604
American Express Co.	28,730	1,379,615
BlackRock, Inc.	450	90,806
The Charles Schwab Corp.	18,590	401,544
CME Group, Inc.	1,025	468,886
Discover Financial Services	26,900	489,849
Eaton Vance Corp.	1,119	40,955

	Number of Shares	Value
Federal Home Loan Mortgage Corp.	2,940	$73,235
Federated Investors, Inc. Class B	2,980	99,770
Franklin Resources, Inc.	2,870	273,081
The Goldman Sachs Group, Inc.	8,611	1,647,887
IntercontinentalExchange, Inc.(a)	1,100	170,665
Investment Technology Group, Inc.(a)	2,400	115,824
Janus Capital Group, Inc.	3,500	98,210
Lazard Ltd. Class A	1,560	61,058
Legg Mason, Inc.	1,149	69,262
Morgan Stanley	2,190	106,434
The NASDAQ OMX Group, Inc.(a)	2,000	72,900
NYSE Euronext	1,000	66,100
T. Rowe Price Group, Inc.	60	3,514
TD Ameritrade Holding Corp.(a)	13,660	247,246
		6,036,445
Electric — 1.1%
CenterPoint Energy, Inc.	16,500	251,130
Constellation Energy Group, Inc.	5,630	476,579
DPL, Inc.	4,930	137,202
Exelon Corp.	12,060	1,030,889
Mirant Corp.(a)	2,010	82,631
NRG Energy, Inc.(a)	6,289	276,402
PPL Corp.	11,580	556,072
Sierra Pacific Resources	2,280	31,076
		2,841,981
Electrical Components & Equipment — 0.7%
Ametek, Inc.	6,030	292,576
Emerson Electric Co.	21,910	1,145,017
Energizer Holdings, Inc.(a)	1,270	100,406
General Cable Corp.(a)	600	40,200
Hubbell, Inc. Class B	5,010	224,097
Molex, Inc.	2,850	80,883
		1,883,179
Electronics — 1.2%
Agilent Technologies, Inc.(a)	10,720	323,851
Amphenol Corp. Class A	6,540	302,017
Applera Corp. Applied Biosystems Group	9,650	307,931
Arrow Electronics, Inc.(a)	2,450	66,665
Avnet, Inc.(a)	6,890	180,449
Dolby Laboratories, Inc. Class A(a)	7,479	300,282

	Number of Shares	Value
Garmin Ltd.	2,340	$95,706
Gentex Corp.	2,260	42,217
Mettler Toledo International, Inc.(a)	2,230	212,430
PerkinElmer, Inc.	2,770	73,571
Thermo Fisher Scientific, Inc.(a)	15,149	876,673
Thomas & Betts Corp.(a)	3,210	120,247
Trimble Navigation Ltd.(a)	5,710	187,231
Waters Corp.(a)	3,490	214,495
		3,303,765
Energy – Alternate Sources — 0.2%
Covanta Holding Corp.(a)	4,700	125,161
First Solar, Inc.(a)	1,320	385,427
		510,588
Engineering & Construction — 1.3%
Fluor Corp.	7,749	1,184,590
Foster Wheeler Ltd.(a)	6,180	393,604
Jacobs Engineering Group, Inc.(a)	6,600	569,778
McDermott International, Inc.(a)	18,070	968,190
The Shaw Group, Inc.(a)	6,680	330,126
URS Corp.(a)	420	16,943
		3,463,231
Entertainment — 0.3%
DreamWorks Animation SKG, Inc. Class A(a)	1,830	51,167
International Game Technology	8,700	302,238
Penn National Gaming, Inc.(a)	1,540	65,789
Regal Entertainment Group Class A	15,840	300,326
		719,520
Environmental Controls — 0.5%
Allied Waste Industries, Inc.(a)	16,890	208,761
Nalco Holding Co.	2,600	59,774
Republic Services, Inc.	6,729	213,915
Stericycle, Inc.(a)	3,230	172,417
Waste Management, Inc.	17,810	642,941
		1,297,808
Foods — 0.8%
Campbell Soup Co.	1,300	45,240
General Mills, Inc.	980	59,192
Heinz (H.J.) Co.	6,140	288,764
The Hershey Co.	1,900	71,022
Kellogg Co.	4,291	219,571
The Kroger Co.	21,560	587,510

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McCormick & Co., Inc.	1,800	$68,022
Sysco Corp.	6,100	186,477
Wrigley (Wm.) Jr. Co.	7,140	543,782
		2,069,580
Forest Products & Paper — 0.0%
Rayonier, Inc.	210	8,826
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	1,010	66,286
Lincoln Electric Holdings, Inc.	900	68,670
The Stanley Works	3,770	181,865
		316,821
Health Care – Products — 4.8%
Bard (C.R.), Inc.	4,050	381,389
Baxter International, Inc.	28,020	1,746,206
Beckman Coulter, Inc.	1,700	116,110
Becton, Dickinson & Co.	11,619	1,038,739
Edwards Lifesciences Corp.(a)	2,120	117,490
Henry Schein, Inc.(a)	3,070	169,986
Hillenbrand Industries, Inc.	4,300	108,059
IDEXX Laboratories, Inc.(a)	650	34,580
Intuitive Surgical, Inc.(a)	1,150	332,649
Johnson & Johnson	64,280	4,312,545
Kinetic Concepts, Inc.(a)	9,300	368,838
Medtronic, Inc.	47,690	2,321,549
St. Jude Medical, Inc.(a)	11,740	513,977
Stryker Corp.	6,260	405,836
Techne Corp.(a)	1,740	126,185
Varian Medical Systems, Inc.(a)	5,400	253,152
Zimmer Holdings, Inc.(a)	8,240	611,078
		12,958,368
Health Care – Services — 2.0%
Aetna, Inc.	21,600	941,760
Cigna Corp.	17,680	755,113
Covance, Inc.(a)	1,140	95,521
Coventry Health Care, Inc.(a)	4,625	206,876
DaVita, Inc.(a)	1,900	99,579
Health Net, Inc.(a)	4,170	122,139
Humana, Inc.(a)	6,541	312,595
Laboratory Corp. of America Holdings(a)	6,310	477,162
Lincare Holdings, Inc.(a)	3,850	93,709
Pediatrix Medical Group, Inc.(a)	1,370	93,188
Quest Diagnostics, Inc.	5,400	270,972
UnitedHealth Group, Inc.	47,610	1,553,514

	Number of Shares	Value
WellCare Health Plans, Inc.(a)	1,640	$71,799
WellPoint, Inc.(a)	6,739	335,265
		5,429,192
Home Builders — 0.1%
Centex Corp.	590	12,284
NVR, Inc.(a)	460	282,210
Thor Industries, Inc.	880	26,681
		321,175
Home Furnishing — 0.1%
Harman International Industries, Inc.	70	2,861
Whirlpool Corp.	1,900	138,282
		141,143
Household Products — 0.3%
Avery Dennison Corp.	870	41,925
Church & Dwight Co., Inc.	2,930	166,483
The Clorox Co.	4,480	237,440
Kimberly-Clark Corp.	6,570	420,414
		866,262
Housewares — 0.1%
Newell Rubbermaid, Inc.	2,775	56,971
The Toro Co.	3,740	158,538
		215,509
Insurance — 1.7%
ACE Ltd.	7,039	424,381
AFLAC, Inc.	29,190	1,946,097
American International Group, Inc.	1,630	75,306
Arthur J. Gallagher & Co.	4,749	116,683
CNA Financial Corp.	650	17,427
Erie Indemnity Co. Class A	6,190	330,670
The Hanover Insurance Group, Inc.	7,400	332,112
HCC Insurance Holdings, Inc.	3,180	78,482
PartnerRe Ltd.	5,060	374,339
Philadelphia Consolidated Holding Corp.(a)	1,540	56,795
Prudential Financial, Inc.	3,940	298,297
Transatlantic Holdings, Inc.	6,320	409,852
W.R. Berkley Corp.	2,940	75,529
XL Capital Ltd. Class A	410	14,305
		4,550,275
Internet — 2.5%
Akamai Technologies, Inc.(a)	150	5,366
Amazon.com, Inc.(a)	9,030	710,029

	Number of Shares	Value
eBay, Inc.(a)	41,730	$1,305,732
Google, Inc. Class A(a)	5,301	3,044,311
Liberty Media Corp. Interactive Class A(a)	4,200	63,546
McAfee, Inc.(a)	8,730	290,272
Symantec Corp.(a)	16,490	283,958
VeriSign, Inc.(a)	10,040	361,942
Yahoo!, Inc.(a)	23,280	638,105
		6,703,261
Iron & Steel — 0.5%
AK Steel Holding Corp.	7,870	494,079
Carpenter Technology Corp.	980	50,254
Cleveland-Cliffs, Inc.	1,270	203,708
Nucor Corp.	2,860	215,930
Reliance Steel & Aluminum Co.	6,400	388,992
Steel Dynamics, Inc.	2,080	72,488
		1,425,451
Lodging — 0.2%
Choice Hotels International, Inc.	2,400	82,776
Starwood Hotels & Resorts Worldwide, Inc.	6,400	334,144
		416,920
Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	32,360	2,649,637
Joy Global, Inc.	5,300	393,525
Terex Corp.(a)	4,300	299,624
		3,342,786
Machinery – Diversified — 0.9%
AGCO Corp.(a)	3,490	209,854
Cummins, Inc.	8,160	511,224
Deere & Co.	4,880	410,262
Flowserve Corp.	2,540	315,189
Graco, Inc.	2,000	82,820
IDEX Corp.	1,550	56,869
The Manitowoc Co., Inc.	5,520	208,766
Rockwell Automation, Inc.	5,700	309,111
Roper Industries, Inc.	2,750	170,830
Zebra Technologies Corp. Class A(a)	3,399	124,913
		2,399,838
Manufacturing — 2.6%
3M Co.	21,080	1,621,052
The Brink's Co.	1,400	101,850
Cooper Industries Ltd. Class A	4,140	175,495
Danaher Corp.	7,610	593,732

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Donaldson Co., Inc.	700	$30,478
Dover Corp.	5,230	258,728
Eaton Corp.	2,450	215,208
Harsco Corp.	1,910	113,320
Honeywell International, Inc.	37,260	2,213,244
Illinois Tool Works, Inc.	9,390	491,003
Ingersoll-Rand Co. Ltd. Class A	9,920	440,250
ITT Corp.	1,750	112,000
Pall Corp.	2,010	69,888
Textron, Inc.	8,741	533,288
		6,969,536
Media — 3.3%
Clear Channel Communications, Inc.	3,740	112,761
Comcast Corp. Class A	63,300	1,300,815
CTC Media, Inc.(a)	3,200	82,784
The DIRECTV Group, Inc.(a)	24,800	611,072
Discovery Holding Co. Class A(a)	4,870	112,789
DISH Network Corp. Class A(a)	8,290	247,374
Factset Research Systems, Inc.	1,500	90,045
John Wiley & Sons, Inc. Class A	9,049	416,706
Liberty Global, Inc. Class A(a)	9,090	321,695
The McGraw-Hill Companies, Inc.	18,419	754,995
Meredith Corp.	3,250	105,333
News Corp., Class A	40,881	731,770
Sirius Satellite Radio, Inc.(a)	60,020	154,251
Time Warner, Inc.	14,890	221,116
Viacom, Inc. Class B(a)	44,520	1,711,349
The Walt Disney Co.	58,260	1,889,372
XM Satellite Radio Holdings, Inc. Class A(a)	9,900	110,385
		8,974,612
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,660	312,710
Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	20,700	2,354,625
Newmont Mining Corp.	1,551	68,570
Southern Copper Corp.	3,460	397,069
		2,820,264

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,500	$198,605
Office Furnishings — 0.1%
HNI Corp.	8,760	190,705
Steelcase, Inc. Class A	10,009	110,900
		301,605
Oil & Gas — 4.5%
Cabot Oil & Gas Corp.	4,900	279,153
Chesapeake Energy Corp.	7,670	396,539
Continental Resources, Inc.(a)	960	41,251
Denbury Resources, Inc.(a)	7,000	213,920
Diamond Offshore Drilling, Inc.	800	100,328
ENSCO International, Inc.	12,100	771,133
Exxon Mobil Corp.	55,790	5,192,375
Holly Corp.	3,049	126,472
Nabors Industries Ltd.(a)	10,900	409,186
Noble Corp.	5,220	293,782
Noble Energy, Inc.	4,370	380,190
Pride International, Inc.(a)	6,800	288,660
Questar Corp.	3,120	193,534
Quicksilver Resources, Inc.(a)	2,800	116,172
Range Resources Corp.	4,200	278,796
Rowan Cos., Inc.	3,400	132,566
Southwestern Energy Co.(a)	8,051	340,638
Sunoco, Inc.	7,249	336,426
Tesoro Corp.	3,150	79,191
Unit Corp.(a)	2,700	171,477
Valero Energy Corp.	15,280	746,428
W&T Offshore, Inc.	10,250	419,225
XTO Energy, Inc.	14,000	866,040
		12,173,482
Oil & Gas Services — 3.3%
BJ Services Co.	30	848
Cameron International Corp.(a)	980	48,245
Dresser-Rand Group, Inc.(a)	4,919	179,888
FMC Technologies, Inc.(a)	11,400	766,080
Global Industries Ltd.(a)	6,060	96,718
Halliburton Co.	29,700	1,363,527
National Oilwell Varco, Inc.(a)	18,928	1,295,621
Oceaneering International, Inc.(a)	70	4,675
Schlumberger Ltd.	27,259	2,740,892
Superior Energy Services(a)	4,350	193,053
Transocean, Inc.(a)	15,519	2,288,432
		8,977,979

	Number of Shares	Value
Packaging & Containers — 0.4%
Ball Corp.	4,570	$245,775
Crown Holdings, Inc.(a)	5,300	142,252
Owens-IIlinois, Inc.(a)	9,570	527,785
Packaging Corp. of America	2,800	61,544
Pactiv Corp.(a)	6,600	157,014
		1,134,370
Pharmaceuticals — 6.7%
Abbott Laboratories	55,020	2,902,305
Allergan, Inc.	10,640	599,777
AmerisourceBergen Corp.	3,000	121,650
Barr Pharmaceuticals, Inc.(a)	2,300	115,529
Bristol-Myers Squibb Co.	68,890	1,513,513
Cardinal Health, Inc.	9,900	515,493
Cephalon, Inc.(a)	2,880	179,741
Dentsply International, Inc.	7,050	274,033
Eli Lilly & Co.	22,520	1,084,113
Endo Pharmaceuticals Holdings, Inc.(a)	6,500	161,395
Express Scripts, Inc.(a)	14,680	1,027,894
Forest Laboratories, Inc.(a)	16,940	587,987
Gilead Sciences, Inc.(a)	15,600	807,456
Herbalife Ltd.	9,540	417,661
Hospira, Inc.(a)	7,170	295,045
Medco Health Solutions, Inc.(a)	33,220	1,645,719
Merck & Co., Inc.	95,680	3,639,667
Mylan, Inc.	3,200	42,144
Omnicare, Inc.	1,090	22,181
Patterson Cos., Inc.(a)	4,250	145,350
Sepracor, Inc.(a)	5,480	118,094
Warner Chilcott Ltd. Class A(a)	8,660	149,039
Watson Pharmaceuticals, Inc.(a)	12,970	402,589
Wyeth	29,729	1,322,049
		18,090,424
Pipelines — 0.4%
Equitable Resources, Inc.	3,600	238,932
The Williams Cos., Inc.	20,610	731,655
		970,587
Real Estate — 0.0%
Jones Lang Lasalle, Inc.	1,200	93,132
Real Estate Investment Trusts (REITS) — 0.3%
Health Care, Inc.	370	17,926
Prologis	7,500	469,575
Ventas, Inc.	4,570	221,919
Weingarten Realty Investors	3,630	133,911
		843,331

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.7%
Abercrombie & Fitch Co. Class A	4,130	$306,900
Advance Auto Parts, Inc.	5,040	174,787
AutoZone, Inc.(a)	3,789	457,522
Barnes & Noble, Inc.	3,060	98,777
Best Buy Co., Inc.	21,480	924,070
Big Lots, Inc.(a)	4,600	124,338
Brinker International, Inc.	2,670	60,582
Burger King Holdings, Inc.	4,371	121,951
Circuit City Stores, Inc.	2,750	13,035
Coach, Inc.(a)	400	14,228
Coldwater Creek, Inc.(a)	320	1,709
Costco Wholesale Corp.	11,820	842,175
CVS Caremark Corp.	41,676	1,682,460
Darden Restaurants, Inc.	2,900	103,182
Dollar Tree, Inc.(a)	4,780	151,048
Family Dollar Stores, Inc.	6,130	131,182
Gamestop Corp. Class A(a)	8,981	494,314
Guess?, Inc.	860	32,921
Hanesbrands, Inc.(a)	11,650	407,983
The Home Depot, Inc.	33,900	976,320
Kohl's Corp.(a)	20	977
Limited Brands, Inc.	3,700	68,524
McDonald's Corp.	11,500	685,170
Nordstrom, Inc.	250	8,815
O'Reilly Automotive, Inc.(a)	1,500	43,305
Phillips-Van Heusen Corp.	20	844
Polo Ralph Lauren Corp.	3,060	190,057
RadioShack Corp.	12,680	176,252
Ross Stores, Inc.	2,690	90,088
Staples, Inc.	8,390	182,063
Target Corp.	250	13,283
Tiffany & Co.	3,850	167,629
Tim Hortons, Inc.	6,690	229,801
The TJX Cos., Inc.	42,460	1,368,061
Tractor Supply Co.(a)	1,700	60,452
Urban Outfitters, Inc.(a)	5,000	171,250
Wal-Mart Stores, Inc.	93,440	5,417,651
Walgreen Co.	19,100	665,635
Wendy's International, Inc.	2,290	66,410
Yum! Brands, Inc.	32,840	1,335,931
		18,061,682
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	16,120	308,376
Semiconductors — 4.8%
Advanced Micro Devices, Inc.(a)	770	4,589
Altera Corp.	10,900	231,952
Analog Devices, Inc.	11,980	385,876
Applied Materials, Inc.	79,590	1,485,149

	Number of Shares	Value
Intel Corp.	204,960	$4,562,410
KLA-Tencor Corp.	6,190	270,379
Lam Research Corp.(a)	4,390	179,288
Linear Technology Corp.	9,820	343,307
LSI Corp.(a)	385	2,387
MEMC Electronic Materials, Inc.(a)	13,649	859,477
Microchip Technology, Inc.	4,300	158,025
Micron Technology, Inc.(a)	160	1,235
National Semiconductor Corp.	19,310	393,731
Novellus Systems, Inc.(a)	2,830	61,864
Nvidia Corp.(a)	28,145	578,380
QLogic Corp.(a)	22,820	364,207
Texas Instruments, Inc.	88,750	2,587,950
Varian Semiconductor Equipment Associates, Inc.(a)	70	2,564
Xilinx, Inc.	17,710	438,677
		12,911,447
Software — 7.2%
Activision, Inc.(a)	23,750	642,438
Adobe Systems, Inc.(a)	33,350	1,243,621
Autodesk, Inc.(a)	7,650	290,700
BMC Software, Inc.(a)	12,430	432,067
Broadridge Financial Solutions LLC	4,360	81,183
CA, Inc.	12,100	267,894
Citrix Systems, Inc.(a)	7,940	260,035
Compuware Corp.(a)	12,990	97,945
Dun & Bradstreet Corp.	4,520	381,036
Fidelity National Information Services, Inc.	1,600	57,696
Fiserv, Inc.(a)	4,199	212,259
IMS Health, Inc.	8,250	204,188
Intuit, Inc.(a)	10,960	295,591
Microsoft Corp.	357,760	10,203,315
NAVTEQ Corp.(a)	3,250	241,183
Novell, Inc.(a)	1,450	9,106
Oracle Corp.(a)	198,400	4,136,640
Red Hat, Inc.(a)	1,900	39,083
Salesforce.com, Inc.(a)	4,010	267,587
SEI Investments Co.	5,300	123,331
		19,486,898
Telecommunications — 4.5%
Amdocs Ltd.(a)	5,000	156,900
American Tower Corp. Class A(a)	13,064	567,239
Ciena Corp.(a)	2,770	93,654

	Number of Shares	Value
Cisco Systems, Inc.(a)	211,710	$5,428,244
Citizens Communications Co.	10,970	117,598
CommScope, Inc.(a)	1,189	56,537
Corning, Inc.	59,140	1,579,629
Crown Castle International Corp.(a)	4,000	155,400
Harris Corp.	3,570	192,887
JDS Uniphase Corp.(a)	10,000	143,100
Juniper Networks, Inc.(a)	22,020	608,192
Level 3 Communications, Inc.(a)	30	89
NeuStar, Inc. Class A(a)	1,490	40,990
Qualcomm, Inc.	56,139	2,424,644
SBA Communications Corp. Class A(a)	4,570	147,794
Telephone & Data Systems, Inc.	1,640	62,812
Windstream Corp.	33,570	394,112
		12,169,821
Textiles — 0.0%
Cintas Corp.	1,649	48,827
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,770	169,621
Mattel, Inc.	6,220	116,625
		286,246
Transportation — 2.3%
Burlington Northern Santa Fe Corp.	17,570	1,801,803
C.H. Robinson Worldwide, Inc.	9,500	595,460
Con-way, Inc.	2,750	127,188
CSX Corp.	6,940	436,873
Frontline Ltd.	7,551	423,309
J.B. Hunt Transport Services, Inc.	3,300	112,101
Kirby Corp.(a)	5,540	303,814
Landstar System, Inc.	3,860	200,566
Norfolk Southern Corp.	12,460	742,367
Tidewater, Inc.	2,010	131,092
Union Pacific Corp.	9,060	1,315,421
United Parcel Service, Inc. Class B	390	28,240
		6,218,234

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.1%
GATX Corp.	6,300	$277,200
TOTAL COMMON STOCK — 100.3% (Cost $270,957,800)		270,650,676
TOTAL EQUITIES (Cost $270,957,800)		270,650,676
TOTAL LONG-TERM INVESTMENTS — 100.3% (Cost $270,957,800)		270,650,676
TOTAL INVESTMENTS — 100.3% (Cost $270,957,800)(b)		270,650,676
Other Assets/ (Liabilities) — (0.3%)		(930,296)
NET ASSETS — 100.0%		$269,720,380

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.7%
COMMON STOCK — 92.7%
Aerospace & Defense — 1.2%
Goodrich Corp.	11,769	$802,057
Agriculture — 0.9%
Loews Corp. - Carolina Group	9,970	654,730
Auto Manufacturers — 2.2%
Navistar International Corp.(a)	22,792	1,498,574
Automotive & Parts — 1.3%
The Goodyear Tire & Rubber Co.(a)	33,233	889,980
Banks — 0.9%
The Colonial BancGroup, Inc.	37,378	304,257
East West Bancorp, Inc.	23,259	331,208
		635,465
Biotechnology — 0.2%
Affymetrix, Inc.(a)	9,960	108,664
Building Materials — 1.2%
Texas Industries, Inc.	11,057	855,922
Chemicals — 5.8%
Albemarle Corp.	29,072	1,087,584
Eastman Chemical Co.	11,630	854,805
FMC Corp.	17,440	1,094,883
The Lubrizol Corp.	17,032	993,306
		4,030,578
Coal — 1.1%
Peabody Energy Corp.	12,458	761,558
Computers — 2.1%
Affiliated Computer Services, Inc. Class A(a)	19,940	1,056,222
Sun Microsystems, Inc.(a)	24,920	390,247
		1,446,469
Diversified Financial — 4.3%
Affiliated Managers Group, Inc.(a)	11,212	1,113,800
Investment Technology Group, Inc.(a)	15,214	734,228
National Financial Partners Corp.	41,446	1,115,726
		2,963,754

	Number of Shares	Value
Electric — 7.5%
The AES Corp.(a)	41,532	$720,995
Cleco Corp.	33,232	797,900
CMS Energy Corp.	83,073	1,211,204
Dynegy, Inc. Class A(a)	99,682	859,259
Mirant Corp.(a)	19,934	819,487
NRG Energy, Inc.(a)	17,446	766,752
		5,175,597
Electrical Components & Equipment — 2.5%
Ametek, Inc.	19,933	967,149
Energizer Holdings, Inc.(a)	9,980	789,019
		1,756,168
Electronics — 4.1%
Agilent Technologies, Inc.(a)	33,233	1,003,969
Amphenol Corp. Class A	18,847	870,355
Waters Corp.(a)	15,370	944,640
		2,818,964
Engineering & Construction — 1.1%
Granite Construction, Inc.	22,230	762,489
Entertainment — 2.1%
Cinemark Holdings, Inc.	24,922	369,095
Pinnacle Entertainment, Inc.(a)	41,538	644,670
Scientific Games Corp. Class A(a)	15,873	446,983
		1,460,748
Foods — 2.2%
Chiquita Brands International, Inc.(a)	13,355	303,826
ConAgra Foods, Inc.	32,480	765,229
Pilgrim's Pride Corp.	19,940	481,950
		1,551,005
Gas — 1.2%
Southern Union Co.	33,227	851,276
Health Care – Services — 4.3%
Community Health Systems, Inc.(a)	24,918	935,172
DaVita, Inc.(a)	18,280	958,055
Health Net, Inc.(a)	37,324	1,093,220
		2,986,447
Holding Company – Diversified — 2.3%
Liberty Acquisition Holdings Corp.(a)	83,070	847,314
Trian Acquisition I Corp.(a)	74,760	732,648
		1,579,962

	Number of Shares	Value
Household Products — 0.7%
Jarden Corp.(a)	21,595	$460,405
Insurance — 6.3%
ACE Ltd.	16,613	1,001,598
Everest Re Group Ltd.	15,340	1,385,969
Fidelity National Financial, Inc. Class A	34,056	544,555
Protective Life Corp.	33,230	1,416,263
		4,348,385
Internet — 1.4%
McAfee, Inc.(a)	29,901	994,208
Iron & Steel — 1.6%
Carpenter Technology Corp.	21,972	1,126,724
Lodging — 1.3%
Gaylord Entertainment Co.(a)	30,079	890,940
Machinery – Construction & Mining — 1.0%
Joy Global, Inc.	9,418	699,287
Media — 2.3%
Liberty Global, Inc. Class A(a)	23,264	823,313
Liberty Global, Inc. Class C(a)	23,259	772,199
		1,595,512
Oil & Gas — 2.8%
Delta Petroleum Corp.(a)	24,927	611,709
Murphy Oil Corp.	8,309	750,635
Range Resources Corp.	6,648	441,294
Sunoco, Inc.	3,310	153,617
		1,957,255
Oil & Gas Services — 2.3%
Exterran Holdings, Inc.(a)	11,630	776,768
National Oilwell Varco, Inc.(a)	5,814	397,968
Weatherford International Ltd.(a)	4,988	402,382
		1,577,118
Pharmaceuticals — 1.6%
Herbalife Ltd.	9,969	436,443
Hospira, Inc.(a)	15,890	653,873
		1,090,316
Real Estate Investment Trusts (REITS) — 2.9%
BioMed Realty Trust, Inc.	16,616	432,016
General Growth Properties, Inc.	19,940	816,742
SL Green Realty Corp.	8,310	771,168
		2,019,926

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 3.2%
Advance Auto Parts, Inc.	19,933	$691,276
Longs Drug Stores Corp.	13,322	533,679
OfficeMax, Inc.	30,735	561,529
Panera Bread Co. Class A(a)	4,630	241,964
Phillips-Van Heusen Corp.	5,390	227,512
		2,255,960
Savings & Loans — 1.9%
NewAlliance Bancshares, Inc.	99,687	1,341,787
Semiconductors — 4.0%
ASML Holding NV	29,904	848,078
Lam Research Corp.(a)	19,880	811,899
Maxim Integrated Products, Inc.	11,040	232,171
Varian Semiconductor Equipment Associates, Inc.(a)	24,959	914,248
		2,806,396
Software — 2.4%
Electronic Arts, Inc.(a)	19,938	1,026,209
THQ, Inc.(a)	30,838	656,232
		1,682,441
Telecommunications — 3.9%
ADC Telecommunications, Inc.(a)	53,040	743,621
Amdocs Ltd.(a)	24,918	781,927
NII Holdings, Inc. Class B(a)	26,580	1,215,769
		2,741,317
Toys, Games & Hobbies — 0.7%
Mattel, Inc.	26,710	500,813
Transportation — 2.8%
Atlas Air Worldwide Holdings, Inc.(a)	19,940	1,209,959
Capital Product Partners LP	16,610	332,200
Eagle Bulk Shipping, Inc.	13,290	391,125
		1,933,284
Trucking & Leasing — 1.1%
Aircastle Ltd.	53,160	743,177
TOTAL COMMON STOCK — 92.7% (Cost $66,871,805)		64,355,658
TOTAL EQUITIES (Cost $66,871,805)		64,355,658

	Number of Shares	Value
MUTUAL FUND — 1.0%
iShares Russell Midcap Value Index Fund	5,100	$695,385
TOTAL MUTUAL FUND (Cost $695,907)		695,385
TOTAL LONG-TERM INVESTMENTS — 93.7% (Cost $67,567,712)		65,051,043
	Principal	Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, 4/30/2008, 1.05%, due 5/01/2008(b)	$3,251,117	3,251,117
TOTAL SHORT-TERM INVESTMENTS (Cost $3,251,117)		3,251,117
TOTAL INVESTMENTS — 98.4% (Cost $70,818,829)(c)		68,302,160
Other Assets/ (Liabilities) — 1.6%		1,123,780
NET ASSETS — 100.0%		$69,425,940

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity Value of $30,564,474. Collateralized by U.S. Government Agency obligations with rates ranging from 5.179% - 5.441%, maturity dates ranging from 12/25/2035 - 1/15/2036, and an aggregate market value, including accrued interest of $31,173,740.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Aerospace & Defense — 4.7%
Ducommun, Inc.(a)	33,120	$1,079,050
Kaman Corp.	49,032	1,328,767
		2,407,817
Apparel — 1.8%
Maidenform Brands, Inc.(a)	61,211	912,044
Banks — 6.4%
Bancorp, Inc.(a)	50,604	559,680
Community Bancorp/NV(a)	29,015	322,067
PrivateBancorp, Inc.	22,389	761,002
Smithtown Bancorp, Inc.	38,517	775,732
Sterling Financial Corp.	20,317	248,071
UCBH Holdings, Inc.	47,762	347,707
Virginia Commerce Bancorp(a)	39,767	280,360
		3,294,619
Beverages — 0.6%
Cott Corp.(a)	107,436	321,234
Chemicals — 1.4%
PolyOne Corp.(a)	99,024	730,797
Commercial Services — 5.9%
Deluxe Corp.	31,518	670,073
FTI Consulting, Inc.(a)	16,005	1,024,320
ITT Educational Services, Inc.(a)	6,579	504,346
TNS, Inc.(a)	37,001	851,023
		3,049,762
Diversified Financial — 4.0%
Asta Funding, Inc.	29,512	421,136
Investment Technology Group, Inc.(a)	17,512	845,129
National Financial Partners Corp.	4,797	129,135
Penson Worldwide, Inc.(a)	61,914	673,625
		2,069,025
Electric — 1.2%
Allete, Inc.	14,573	608,714
Electrical Components & Equipment — 1.6%
C&D Technologies, Inc.(a)	146,991	811,390

	Number of Shares	Value
Electronics — 5.0%
Benchmark Electronics, Inc.(a)	33,866	$602,137
LaBarge, Inc.(a)	97,015	1,280,598
Nu Horizons Electronics Corp.(a)	118,046	674,043
		2,556,778
Energy – Alternate Sources — 0.7%
Headwaters, Inc.(a)	29,488	337,048
Entertainment — 1.9%
Steinway Musical Instruments, Inc.(a)	34,333	995,657
Foods — 3.8%
Nash Finch Co.	33,091	1,210,469
United Natural Foods, Inc.(a)	37,184	736,243
		1,946,712
Hand & Machine Tools — 0.7%
Regal-Beloit Corp.	9,192	340,931
Health Care – Products — 1.8%
West Pharmaceutical Services, Inc.	19,800	928,818
Health Care – Services — 5.5%
Amedisys, Inc.(a)	21,569	1,117,274
Res-Care, Inc.(a)	58,466	952,411
Skilled Healthcare Group, Inc. Class A(a)	61,761	747,308
		2,816,993
Household Products — 2.1%
ACCO Brands Corp.(a)	39,727	553,000
Central Garden & Pet Co. Class A(a)	108,129	542,807
		1,095,807
Insurance — 6.8%
Argo Group International Holdings Ltd.(a)	18,609	666,574
Delphi Financial Group, Inc. Class A	37,321	1,015,878
Meadowbrook Insurance Group, Inc.	77,426	560,564
ProAssurance Corp.(a)	19,223	1,017,473
Validus Holdings Ltd.	11,077	252,002
		3,512,491
Internet — 2.2%
1-800-Flowers.com, Inc. Class A(a)	129,585	1,142,940

	Number of Shares	Value
Lodging — 0.7%
Century Casinos, Inc.(a)	111,464	$370,060
Machinery – Diversified — 6.2%
Columbus McKinnon Corp.(a)	22,870	647,450
The Middleby Corp.(a)	20,450	1,283,237
Wabtec Corp.	29,360	1,258,957
		3,189,644
Metal Fabricate & Hardware — 1.3%
Haynes International, Inc.(a)	10,347	648,240
Oil & Gas — 4.4%
Berry Petroleum Co. Class A	22,111	1,094,937
Whiting Petroleum Corp.(a)	15,023	1,149,560
		2,244,497
Oil & Gas Services — 1.1%
Helix Energy Solutions Group, Inc.(a)	16,481	569,419
Pharmaceuticals — 1.3%
Animal Health International, Inc.(a)	73,601	646,953
Real Estate Investment Trusts (REITS) — 1.9%
Anthracite Capital, Inc.	71,131	554,822
Ashford Hospitality Trust	70,233	406,649
		961,471
Retail — 8.6%
Benihana, Inc. Class A(a)	56,725	588,806
Duckwall-ALCO Stores, Inc.(a)	51,435	598,703
Hanesbrands, Inc.(a)	27,509	963,365
Movado Group, Inc.	36,816	804,061
Rush Enterprises, Inc. Class A(a)	38,068	613,656
Talbots, Inc.	105,026	843,359
		4,411,950
Semiconductors — 1.7%
GSI Group, Inc.(a)	106,800	870,420
Software — 5.0%
Aspen Technology, Inc.(a)	99,985	1,373,794
Parametric Technology Corp.(a)	46,555	811,454
PDF Solutions, Inc.(a)	84,480	403,814
		2,589,062

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 4.6%
Comtech Telecommunications(a)	26,835	$1,039,320
Powerwave Technologies, Inc.(a)	233,363	637,081
Premiere Global Services, Inc.(a)	45,949	667,179
		2,343,580
Textiles — 0.9%
Dixie Group, Inc.(a)	62,311	486,026
Transportation — 3.6%
American Commercial Lines, Inc.(a)	51,525	815,125
Knight Transportation, Inc.	18,316	311,189
Vitran Corp., Inc.(a)	49,788	713,462
		1,839,776
TOTAL COMMON STOCK — 99.4% (Cost $58,541,909)		51,050,675
TOTAL EQUITIES (Cost $58,541,909)		51,050,675
TOTAL LONG-TERM INVESTMENTS — 99.4% (Cost $58,541,909)		51,050,675
TOTAL INVESTMENTS — 99.4% (Cost $58,541,909)(b)		51,050,675
Other Assets/ (Liabilities) — 0.6%		317,154
NET ASSETS — 100.0%		$51,367,829

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Advertising — 0.2%
Gaiam, Inc. Class A(a)	4,100	$72,160
Getty Images, Inc.(a)	4,500	146,925
Greenfield Online, Inc.(a)	5,500	62,755
		281,840
Aerospace & Defense — 1.8%
AAR Corp.(a)	5,200	121,680
Aerovironment, Inc.(a)	600	14,346
Argon ST, Inc.(a)	100	1,841
Cubic Corp.	8,000	216,880
Curtiss-Wright Corp.	5,800	275,442
DRS Technologies, Inc.	8,000	499,520
Ducommun, Inc.(a)	2,500	81,450
Esterline Technologies Corp.(a)	8,100	450,846
HEICO Corp.	3,900	200,889
Kaman Corp.	2,100	56,910
Teledyne Technologies, Inc.(a)	5,500	323,015
TransDigm Group, Inc.(a)	2,800	106,316
Triumph Group, Inc.	6,300	370,881
		2,720,016
Agriculture — 0.4%
Agria Corp. Sponsored ADR (Cayman Islands)(a)	1,000	4,330
Universal Corp.	7,300	468,587
Vector Group Ltd.	7,055	121,558
		594,475
Airlines — 0.8%
Allegiant Travel Co.(a)	1,700	46,325
Continental Airlines, Inc. Class B(a)	10,000	179,800
Delta Air Lines, Inc.(a)	4,600	39,146
Hawaiian Holdings, Inc.(a)	2,300	18,285
Northwest Airlines Corp.(a)	12,900	124,614
Pinnacle Airlines Corp.(a)	2,500	20,800
Republic Airways Holdings, Inc.(a)	9,400	158,484
SkyWest, Inc.	9,500	180,785
Southwest Airlines Co.	19,900	263,476
UAL Corp.	9,200	137,080
		1,168,795

	Number of Shares	Value
Apparel — 1.1%
American Apparel, Inc.(a)	900	$7,038
Deckers Outdoor Corp.(a)	3,300	455,631
G-III Apparel Group Ltd.(a)	400	5,900
Iconix Brand Group, Inc.(a)	8,600	136,912
Maidenform Brands, Inc.(a)	900	13,410
Perry Ellis International, Inc.(a)	2,100	47,964
Skechers U.S.A., Inc. Class A(a)	900	21,285
True Religion Apparel, Inc.(a)	1,000	18,360
The Warnaco Group, Inc.(a)	9,900	456,786
Wolverine World Wide, Inc.	14,800	425,352
		1,588,638
Auto Manufacturers — 0.1%
Oshkosh Corp.	2,400	97,440
Automotive & Parts — 1.3%
Aftermarket Technology Corp.(a)	1,900	43,529
American Axle & Manufacturing Holdings, Inc.	17,500	352,450
Amerigon, Inc.(a)	5,200	76,336
ArvinMeritor, Inc.	11,100	165,834
Autoliv, Inc.	4,500	275,580
BorgWarner, Inc.	500	24,575
Cooper Tire & Rubber Co.	20,800	273,312
Exide Technologies(a)	6,400	93,376
Fuel Systems Solutions, Inc.(a)	100	1,867
Hayes Lemmerz International, Inc.(a)	400	1,200
Lear Corp.(a)	15,900	454,263
Tenneco, Inc.(a)	4,700	120,226
Titan International, Inc.	1,900	67,697
		1,950,245
Banks — 0.6%
Banco Latinoamericano de Exportaciones SA Class E	500	9,400
Bank Mutual Corp.	700	7,833
Bank of the Ozarks, Inc.	200	4,990
Chemical Financial Corp.	400	9,712
City Holding Co.	2,000	83,160
Community Bank System, Inc.	4,700	119,803

	Number of Shares	Value
Community Trust Bancorp, Inc.	100	$3,006
Encore Bancshares, Inc.(a)	1,100	19,272
First Financial Bancorp	900	11,808
First Merchants Corp.	1,500	38,355
First Security Group, Inc., TN	300	2,751
FirstMerit Corp.	2,200	45,144
IBERIABANK Corp.	400	19,280
Independent Bank Corp.	1,000	29,230
Independent Bank Corp.	500	3,990
Integra Bank Corp.	200	2,922
NBT Bancorp, Inc.	2,500	56,950
Old Second Bancorp, Inc.	100	2,453
Oriental Financial Group, Inc.	4,100	77,080
Pacific Capital Bancorp NA	6,400	130,432
Pinnacle Financial Partners, Inc.(a)	200	5,420
Porter Bancorp., Inc.	300	5,397
Renasant Corp.	600	13,902
S&T Bancorp, Inc.	600	20,442
Simmons First National Corp.	300	9,603
Southside Bancshares, Inc.	200	4,826
Sterling Bancorp	800	13,128
Susquehanna Bancshares, Inc.	2,500	49,725
Tompkins Financial Corp.	200	9,674
WesBanco, Inc.	2,200	47,322
		857,010
Beverages — 0.5%
Boston Beer Co., Inc. Class A(a)	1,700	75,310
Central European Distribution Corp.(a)	4,100	249,772
Constellation Brands, Inc. Class A(a)	10,600	194,616
Green Mountain Coffee Roasters, Inc.(a)	1,300	41,860
Hansen Natural Corp.(a)	2,800	99,092
Molson Coors Brewing Co. Class B	2,800	153,552
		814,202
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.(a)	900	63,342
American Oriental Bioengineering, Inc.(a)	24,600	236,652

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A(a)	200	$16,670
Celera Genomics Group - Applera Corp.(a)	3,900	52,182
CryoLife, Inc.(a)	200	2,124
Enzon Pharmaceuticals, Inc.(a)	4,800	41,856
Halozyme Therapeutics, Inc.(a)	700	3,458
Illumina, Inc.(a)	2,100	163,569
Incyte Corp.(a)	1,500	16,275
Invitrogen Corp.(a)	3,700	346,209
Martek Biosciences Corp.(a)	9,300	327,918
Millennium Pharmaceuticals, Inc.(a)	8,500	211,395
Momenta Pharmaceuticals, Inc.(a)	738	10,317
Regeneron Pharmaceuticals, Inc.(a)	2,800	54,936
RXi Pharmaceuticals Corp.(a)	541	3,790
Savient Pharmaceuticals, Inc.(a)	2,200	48,048
Seattle Genetics, Inc.(a)	2,500	25,400
XOMA Ltd.(a)	2,900	7,018
		1,631,159
Building Materials — 0.7%
Aaon, Inc.	1,050	18,984
Apogee Enterprises, Inc.	2,500	55,775
Armstrong World Industries, Inc.	2,100	74,739
Comfort Systems USA, Inc.	7,900	107,440
Drew Industries, Inc.(a)	6,000	146,340
Lennox International, Inc.	6,400	212,096
LSI Industries, Inc.	3,700	40,552
Quanex Building Products Corp.(a)	8,800	149,600
Universal Forest Products, Inc.	500	17,355
USG Corp.(a)	5,200	183,612
		1,006,493
Chemicals — 2.9%
American Vanguard Corp.	1,500	25,950
Arch Chemicals, Inc.	7,400	252,118
Ashland, Inc.	4,600	243,892
Balchem Corp.	300	6,858
CF Industries Holdings, Inc.	4,000	534,800
Cytec Industries, Inc.	2,900	171,129
Eastman Chemical Co.	3,000	220,500
Ferro Corp.	3,200	56,256
FMC Corp.	300	18,834
H.B. Fuller Co.	2,700	62,316

	Number of Shares	Value
Hercules, Inc.	14,900	$280,120
ICO, Inc.(a)	4,900	36,407
Innophos Holdings, Inc.	1,700	30,447
Innospec, Inc.	3,000	61,170
Intrepid Potash, Inc.(a)	2,030	96,405
Landec Corp.(a)	3,700	30,007
Minerals Technologies, Inc.	3,100	209,994
NewMarket Corp.	4,400	285,692
Olin Corp.	4,300	86,731
OM Group, Inc.(a)	8,200	449,032
Penford Corp.	700	15,372
PolyOne Corp.(a)	4,000	29,520
Schulman (A.), Inc.	3,800	80,560
Sensient Technologies Corp.	11,600	345,332
ShengdaTech, Inc.(a)	4,100	31,652
Stepan Co.	1,100	43,274
Terra Industries, Inc.(a)	9,300	352,098
UAP Holding Corp.	5,900	229,569
W.R. Grace & Co.(a)	300	7,608
Zep, Inc.	4,750	70,395
		4,364,038
Coal — 1.1%
Alpha Natural Resources, Inc.(a)	10,600	515,690
Foundation Coal Holdings, Inc.	3,200	191,936
James River Coal Co.(a)	3,500	77,805
Massey Energy Co.	12,200	638,426
Walter Industries, Inc.	2,900	201,144
		1,625,001
Commercial Services — 6.6%
ABM Industries, Inc.	6,900	144,486
Administaff, Inc.	8,400	219,996
The Advisory Board Co.(a)	2,800	130,536
Albany Molecular Research, Inc.(a)	3,500	40,670
Bankrate, Inc.(a)	5,800	302,992
Bowne & Co., Inc.	5,900	98,176
Capella Education Co.(a)	3,400	219,266
CBIZ, Inc.(a)	8,600	76,282
CDI Corp.	1,900	51,680
Chemed Corp.	3,900	132,990
ChoicePoint, Inc.(a)	5,500	265,925
Coinstar, Inc.(a)	5,200	165,828
Consolidated Graphics, Inc.(a)	1,500	87,255
Convergys Corp.(a)	21,800	342,696
Cornell Cos., Inc.(a)	4,000	90,880
CoStar Group, Inc.(a)	800	38,360
CRA International, Inc.(a)	1,500	51,720
Deluxe Corp.	18,000	382,680
DeVry, Inc.	5,600	319,200

	Number of Shares	Value
DynCorp International, Inc.(a)	11,400	$204,630
Emergency Medical Services Corp. Class A(a)	4,700	106,079
Euronet Worldwide, Inc.(a)	900	15,912
Exlservice Holdings, Inc.(a)	800	20,096
Exponent, Inc.(a)	3,500	118,090
First Advantage Corp. Class A(a)	300	6,153
Forrester Research, Inc.(a)	800	23,072
FTI Consulting, Inc.(a)	4,000	256,000
Gartner, Inc.(a)	11,400	261,288
Genpact Ltd.(a)	100	1,430
Healthspring, Inc.(a)	20,700	348,588
Heartland Payment Systems, Inc.	8,400	183,960
Heidrick & Struggles International, Inc.	3,200	95,776
Hewitt Associates, Inc. Class A(a)	8,300	340,300
Hill International, Inc.(a)	1,400	20,230
HMS Holdings Corp.(a)	3,300	85,041
Hudson Highland Group, Inc.(a)	2,800	24,836
ICF International, Inc.(a)	2,900	51,736
Integrated Electrical Services, Inc.(a)	1,600	26,768
INVESTools, Inc.(a)	300	3,477
K12, Inc.(a)	190	4,841
Kelly Services, Inc. Class A	300	6,675
Kendle International, Inc.(a)	2,600	110,994
Korn/Ferry International(a)	11,200	208,992
Landauer, Inc.	900	47,925
Learning Tree International, Inc.(a)	300	5,349
LECG Corp.(a)	400	4,156
Manpower, Inc.	3,200	214,816
Maximus, Inc.	5,300	200,976
MPS Group, Inc.(a)	18,000	193,140
Navigant Consulting, Inc.(a)	6,000	120,720
Net 1 UEPS Technologies, Inc.(a)	10,400	243,776
On Assignment, Inc.(a)	500	3,515
PAREXEL International Corp.(a)	13,900	353,060
Pharmaceutical Product Development, Inc.	400	16,568
PharmaNet Development Group, Inc.(a)	2,500	59,650
PHH Corp.(a)	1,900	37,297

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pre-Paid Legal Services, Inc.(a)	1,100	$48,114
Premier Exhibitions, Inc.(a)	2,400	13,944
The Providence Service Corp.(a)	2,100	59,094
Resources Connection, Inc.	2,000	40,420
Robert Half International, Inc.	8,900	210,930
Rollins, Inc.	11,300	180,009
RSC Holdings, Inc.(a)	2,800	25,872
SAIC, Inc.(a)	11,700	222,300
Sotheby's	300	8,310
Spherion Corp.(a)	13,100	64,714
Standard Parking Corp.(a)	600	12,858
Steiner Leisure Ltd.(a)	1,500	49,635
Stewart Enterprises, Inc. Class A	2,400	16,392
Team, Inc.(a)	3,200	95,136
TeleTech Holdings, Inc.(a)	8,800	201,784
TrueBlue, Inc.(a)	13,300	169,309
United Rentals, Inc.(a)	20,300	382,452
Viad Corp.	8,000	251,680
Volt Information Sciences, Inc.(a)	3,450	46,023
Watson Wyatt Worldwide, Inc. Class A	6,300	369,306
Wright Express Corp.(a)	5,300	174,900
		9,830,712
Computers — 3.5%
Affiliated Computer Services, Inc. Class A(a)	3,900	206,583
Ansoft Corp.(a)	1,700	56,372
Brocade Communications Systems, Inc.(a)	39,800	284,968
CACI International, Inc. Class A(a)	5,800	290,696
Cadence Design Systems, Inc.(a)	22,000	244,860
Ciber, Inc.(a)	9,600	60,096
Computer Sciences Corp.(a)	7,400	322,566
COMSYS IT Partners, Inc.(a)	2,400	19,632
Comtech Group, Inc.(a)	1,500	19,530
DST Systems, Inc.(a)	4,100	245,344
Electronic Data Systems Corp.	1,400	25,984
Electronics for Imaging, Inc.(a)	2,900	41,818
Furmanite Corp.(a)	700	5,922
IHS, Inc. Class A(a)	3,300	217,965
Integral Systems, Inc.	200	6,898
InterVoice, Inc.(a)	4,000	25,080

	Number of Shares	Value
Iomega Corp.(a)	5,100	$19,533
Jack Henry & Associates, Inc.	7,400	194,472
Lexmark International, Inc. Class A(a)	7,500	235,425
Manhattan Associates, Inc.(a)	1,700	44,217
Mentor Graphics Corp.(a)	9,500	95,665
MICROS Systems, Inc.(a)	8,600	306,590
MTS Systems Corp.	1,000	34,380
NCR Corp.(a)	11,700	288,171
Ness Technologies, Inc.(a)	700	6,349
NetApp, Inc.(a)	3,700	89,540
Netscout Systems, Inc.(a)	4,200	42,000
Perot Systems Corp. Class A(a)	1,100	17,204
Radiant Systems, Inc.(a)	6,700	90,383
SanDisk Corp.(a)	9,500	257,355
Seagate Technology	15,500	292,485
Silicon Storage Technology, Inc.(a)	6,000	18,420
Smart Modular Technologies WWH, Inc.(a)	900	5,427
SRA International, Inc. Class A(a)	4,900	128,723
STEC, Inc.(a)	2,800	25,704
Stratasys, Inc.(a)	2,200	42,768
SYKES Enterprises, Inc.(a)	5,500	91,410
Synaptics, Inc.(a)	7,600	257,944
Syntel, Inc.	3,800	125,818
Teradata Corp.(a)	600	12,774
Western Digital Corp.(a)	13,600	394,264
Xyratex Ltd.(a)	1,000	19,670
		5,211,005
Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	1,000	25,170
Chattem, Inc.(a)	5,800	405,304
Elizabeth Arden, Inc.(a)	3,200	59,232
		489,706
Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc.(a)	1,000	10,650
Brightpoint, Inc.(a)	3,000	27,480
Chindex International, Inc.(a)	2,500	61,250
Core-Mark Holding Co., Inc.(a)	600	17,196
Fossil, Inc.(a)	6,400	229,056
Houston Wire & Cable Co.	500	9,355
LKQ Corp.(a)	4,700	102,272
NuCo2, Inc.(a)	800	22,128

	Number of Shares	Value
Owens & Minor, Inc.	9,500	$430,540
Scansource, Inc.(a)	1,600	39,952
Tech Data Corp.(a)	7,900	265,519
United Stationers, Inc.(a)	7,200	317,448
WESCO International, Inc.(a)	3,000	111,630
		1,644,476
Diversified Financial — 2.6%
Advanta Corp. Class B	8,550	75,069
Asset Acceptance Capital Corp.	2,000	24,100
Calamos Asset Management, Inc. Class A	1,700	30,515
Discover Financial Services	16,700	304,107
FCStone Group, Inc.(a)	5,100	211,242
Federal Agricultural Mortgage Corp. Class C	100	3,200
Financial Federal Corp.	1,200	28,020
GAMCO Investors, Inc. Class A	4,200	193,242
GFI Group, Inc.	5,700	66,975
Greenhill & Co., Inc.	3,300	214,665
Interactive Brokers Group, Inc.(a)	6,500	205,205
Invesco Ltd.	14,000	359,100
Investment Technology Group, Inc.(a)	1,000	48,260
Janus Capital Group, Inc.	3,800	106,628
Knight Capital Group, Inc. Class A(a)	25,300	473,363
Lazard Ltd. Class A	1,600	62,624
Legg Mason, Inc.	2,400	144,672
MarketAxess Holdings, Inc.(a)	2,700	23,733
The NASDAQ OMX Group, Inc.(a)	6,500	236,925
National Financial Partners Corp.	4,400	118,448
optionsXpress Holdings, Inc.	16,900	362,843
Portfolio Recovery Associates, Inc.	2,600	114,426
Raymond James Financial, Inc.	5,400	155,358
SWS Group, Inc.	2,500	32,800
TradeStation Group, Inc.(a)	2,700	25,191
US Global Investors, Inc. Class A	3,200	41,504
Waddell & Reed Financial, Inc. Class A	2,200	74,492
World Acceptance Corp.(a)	3,000	118,140
		3,854,847

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 0.8%
Alliant Energy Corp.	3,700	$139,379
CH Energy Group, Inc.	100	3,536
El Paso Electric Co.(a)	6,100	137,677
The Empire District Electric Co.	100	2,083
Energy East Corp.	1,300	29,640
Mirant Corp.(a)	8,100	332,991
NRG Energy, Inc.(a)	4,500	197,775
Otter Tail Corp.	900	33,372
Pike Electric Corp.(a)	900	14,436
Reliant Energy, Inc.(a)	8,800	226,512
Unisource Energy Corp.	2,700	84,348
		1,201,749
Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc.(a)	5,100	71,400
Belden, Inc.	8,600	290,164
Graftech International Ltd.(a)	30,200	593,430
Hubbell, Inc. Class B	1,600	71,568
INSTEEL INDUSTRIES, Inc.	200	2,492
Littelfuse, Inc.(a)	3,300	121,308
Molex, Inc.	3,800	107,844
Powell Industries, Inc.(a)	2,000	84,140
Power-One, Inc.(a)	1,500	4,485
Superior Essex, Inc.(a)	2,900	86,217
Valence Technology, Inc.(a)	500	1,640
Vicor Corp.	3,600	43,416
		1,478,104
Electronics — 4.1%
American Science & Engineering, Inc.	900	43,857
Analogic Corp.	4,800	276,432
Applera Corp. Applied Biosystems Group	7,900	252,089
Arrow Electronics, Inc.(a)	8,300	225,843
Avnet, Inc.(a)	8,200	214,758
AVX Corp.	2,400	31,608
Axsys Technologies, Inc.(a)	2,100	114,555
Badger Meter, Inc.	3,000	156,210
Bel Fuse, Inc. Class A	900	25,470
Benchmark Electronics, Inc.(a)	10,000	177,800
Brady Corp. Class A	1,600	54,320
Checkpoint Systems, Inc.(a)	14,100	365,613
Coherent, Inc.(a)	600	17,880
CTS Corp.	7,500	84,375
Cymer, Inc.(a)	4,800	124,752
Dionex Corp.(a)	4,600	359,812

	Number of Shares	Value
Dolby Laboratories, Inc. Class A(a)	1,700	$68,255
Eagle Test Systems, Inc.(a)	200	2,414
Electro Scientific Industries, Inc.(a)	3,100	50,871
Excel Technology, Inc.(a)	500	11,795
Faro Technologies, Inc.(a)	2,100	74,004
FEI Co.(a)	9,600	209,952
FLIR Systems, Inc.(a)	3,500	120,155
Gentex Corp.	10,500	196,140
II-VI, Inc.(a)	2,400	89,136
Itron, Inc.(a)	300	27,924
Measurement Specialties, Inc.(a)	1,000	16,190
Methode Electronics, Inc.	6,300	68,292
Multi-Fineline Electronix, Inc.(a)	3,400	64,260
NAM TAI Electronics, Inc.	1,900	19,589
National Instruments Corp.	8,300	244,186
OSI Systems, Inc.(a)	600	14,670
Park Electrochemical Corp.	2,600	70,460
PerkinElmer, Inc.	4,100	108,896
Plexus Corp.(a)	10,100	243,309
Rofin-Sinar Technologies, Inc.(a)	13,200	502,656
Sanmina-SCI Corp.(a)	24,100	37,355
Sonic Solutions, Inc.(a)	1,500	13,785
Stoneridge, Inc.(a)	1,200	17,484
Taser International, Inc.(a)	5,600	41,776
Technitrol, Inc.	8,000	168,000
Thomas & Betts Corp.(a)	800	29,968
Trimble Navigation Ltd.(a)	1,300	42,627
TTM Technologies, Inc.(a)	2,000	26,620
Varian, Inc.(a)	5,700	290,301
Watts Water Technologies, Inc. Class A	5,200	139,724
Woodward Governor Co.	16,500	579,645
		6,115,813
Energy – Alternate Sources — 0.0%
Plug Power, Inc.(a)	1,500	4,845
Engineering & Construction — 1.4%
Aecom Technology Corp.(a)	1,100	30,206
Chicago Bridge & Iron Co. NV	4,200	167,328
Dycom Industries, Inc.(a)	9,900	142,362
Emcor Group, Inc.(a)	17,400	436,044
ENGlobal Corp.(a)	900	9,045
Granite Construction, Inc.	4,000	137,200
KBR, Inc.	8,700	250,908
Layne Christensen Co.(a)	4,700	200,549
Michael Baker Corp.(a)	1,700	35,802
Perini Corp.(a)	8,600	311,148
The Shaw Group, Inc.(a)	5,000	247,100
Stanley, Inc.(a)	2,500	63,075

	Number of Shares	Value
Sterling Construction Co., Inc.(a)	400	$8,032
URS Corp.(a)	840	33,886
VSE Corp.	100	3,343
		2,076,028
Entertainment — 0.4%
Bally Technologies, Inc.(a)	6,400	215,616
Churchill Downs, Inc.	400	20,420
Cinemark Holdings, Inc.	200	2,962
DreamWorks Animation SKG, Inc. Class A(a)	6,300	176,148
National CineMedia, Inc.	3,300	63,228
Regal Entertainment Group Class A	2,000	37,920
Steinway Musical Instruments, Inc.(a)	300	8,700
Warner Music Group Corp.	9,200	79,948
		604,942
Environmental Controls — 0.9%
American Ecology Corp.	2,800	74,424
Calgon Carbon Corp.(a)	9,700	138,225
Casella Waste Systems, Inc. Class A(a)	300	3,198
Clean Harbors, Inc.(a)	5,100	336,447
Darling International, Inc.(a)	26,800	409,236
Fuel Tech, Inc.(a)	800	20,560
Metalico, Inc.(a)	6,400	82,944
Mine Safety Appliances Co.	800	29,736
TETRA Technologies, Inc.(a)	1,300	27,469
Waste Connections, Inc.(a)	3,600	115,452
Waste Industries USA, Inc.	700	26,425
		1,264,116
Foods — 1.2%
Arden Group, Inc. Class A	200	26,800
Cal-Maine Foods, Inc.(b)	7,400	218,670
Chiquita Brands International, Inc.(a)	16,400	373,100
Del Monte Foods Co.	6,300	56,826
Diamond Foods, Inc.	600	12,816
Flowers Foods, Inc.	12,850	332,686
Fresh Del Monte Produce, Inc.(a)	10,300	326,407
Hormel Foods Corp.	700	27,587
Imperial Sugar Co.	1,100	17,347
Ingles Markets, Inc. Class A	2,400	54,768
Nash Finch Co.	2,800	102,424
Performance Food Group Co.(a)	4,000	133,840

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spartan Stores, Inc.	900	$18,792
SuperValu, Inc.	1,700	56,270
TreeHouse Foods, Inc.(a)	2,000	45,340
		1,803,673
Forest Products & Paper — 0.6%
AbitibiBowater, Inc.	1,680	16,582
Buckeye Technologies, Inc.(a)	6,200	53,506
Glatfelter	3,500	51,065
International Paper Co.	2,700	70,659
MeadWestvaco Corp.	7,600	199,880
Rock-Tenn Co. Class A	14,300	485,199
Schweitzer-Mauduit International, Inc.	2,500	55,325
Wausau Paper Corp.	300	2,322
		934,538
Gas — 0.7%
EnergySouth, Inc.	100	5,405
The Laclede Group, Inc.	2,700	102,114
Northwest Natural Gas Co.	7,000	314,090
Piedmont Natural Gas Co.	4,300	113,047
South Jersey Industries, Inc.	200	7,302
Southwest Gas Corp.	1,500	43,305
Vectren Corp.	1,300	36,764
WGL Holdings, Inc.	12,700	416,560
		1,038,587
Hand & Machine Tools — 0.2%
Regal-Beloit Corp.	9,600	356,064
Health Care – Products — 1.4%
Abaxis, Inc.(a)	3,700	94,276
ArthroCare Corp.(a)	1,700	76,602
Bruker Corp.(a)	200	2,424
CONMED Corp.(a)	4,900	125,048
Cynosure, Inc. Class A(a)	600	15,612
Datascope Corp.	2,400	89,904
Edwards Lifesciences Corp.(a)	1,800	99,756
Exactech, Inc.(a)	200	4,902
Hanger Orthopedic Group, Inc.(a)	2,200	25,960
Hologic, Inc.(a)	10,200	297,738
Intuitive Surgical, Inc.(a)	700	202,482
Invacare Corp.	400	7,216
Inverness Medical Innovations, Inc.(a)	2,149	79,513
IRIS International, Inc.(a)	1,700	23,188
Kensey Nash Corp.(a)	1,000	29,160
Meridian Bioscience, Inc.	9,200	247,756
Merit Medical Systems, Inc.(a)	3,200	47,072
Natus Medical, Inc.(a)	600	11,802

	Number of Shares	Value
Orthofix International NV(a)	100	$3,076
Quidel Corp.(a)	6,100	97,661
Somanetics Corp.(a)	1,700	27,693
SonoSite, Inc.(a)	1,000	31,890
Steris Corp.	12,000	332,520
Symmetry Medical, Inc.(a)	100	1,403
Zoll Medical Corp.(a)	1,800	60,084
		2,034,738
Health Care – Services — 2.1%
Air Methods Corp.(a)	2,500	100,250
Alliance Imaging, Inc.(a)	6,300	51,345
Amedisys, Inc.(a)	7,100	367,780
AMERIGROUP Corp.(a)	13,300	345,667
AmSurg Corp.(a)	3,800	97,052
Apria Healthcare Group, Inc.(a)	13,800	243,156
Centene Corp.(a)	14,200	260,854
Cigna Corp.	2,700	115,317
Coventry Health Care, Inc.(a)	6,400	286,272
Gentiva Health Services, Inc.(a)	1,100	23,914
Health Net, Inc.(a)	7,100	207,959
Healthways, Inc.(a)	1,300	47,489
Humana, Inc.(a)	4,800	229,392
Kindred Healthcare, Inc.(a)	1,700	40,341
Lincare Holdings, Inc.(a)	5,100	124,134
Magellan Health Services, Inc.(a)	1,200	46,308
Molina Healthcare, Inc.(a)	9,100	225,953
Pediatrix Medical Group, Inc.(a)	200	13,604
RehabCare Group, Inc.(a)	5,200	88,400
Res-Care, Inc.(a)	2,800	45,612
Skilled Healthcare Group, Inc. Class A(a)	100	1,210
Sun Healthcare Group, Inc.(a)	4,400	57,860
Tenet Healthcare Corp.(a)	5,400	34,560
WellCare Health Plans, Inc.(a)	2,600	113,828
		3,168,257
Home Builders — 1.4%
Cavco Industries, Inc.(a)	400	15,968
Centex Corp.	4,400	91,608
Champion Enterprises, Inc.(a)	13,800	142,416
Fleetwood Enterprises, Inc.(a)	2,200	7,590
KB Home	6,600	148,500
Lennar Corp. Class A	13,200	243,144

	Number of Shares	Value
M/I Homes, Inc.	600	$10,290
Monaco Coach Corp.	5,300	33,549
NVR, Inc.(a)	500	306,750
Pulte Homes, Inc.	14,100	183,864
The Ryland Group, Inc.	11,100	354,978
Thor Industries, Inc.	10,300	312,296
Toll Brothers, Inc.(a)	8,500	192,440
		2,043,393
Home Furnishing — 0.3%
DTS, Inc.(a)	400	11,800
Furniture Brands International, Inc.	5,900	79,945
Hooker Furniture Corp.	2,600	54,522
Kimball International, Inc. Class B	3,600	36,972
La-Z-Boy, Inc.	1,500	9,555
Universal Electronics, Inc.(a)	1,700	43,690
Whirlpool Corp.	2,400	174,672
		411,156
Household Products — 0.7%
ACCO Brands Corp.(a)	1,500	20,880
American Greetings Corp. Class A	20,100	359,790
Blyth, Inc.	9,300	156,612
CSS Industries, Inc.	2,400	75,048
Ennis, Inc.	2,000	33,880
Helen of Troy Ltd.(a)	1,100	18,601
Tupperware Brands Corp.	8,400	330,960
WD-40 Co.	1,800	56,016
		1,051,787
Housewares — 0.2%
The Toro Co.	5,500	233,145
Insurance — 7.0%
Alleghany Corp.(a)	202	69,589
Allied World Assurance Holdings Ltd.	3,400	140,182
American Equity Investment Life Holding Co.	4,200	40,530
American Financial Group, Inc.	900	24,678
American National Insurance	100	11,178
American Physicians Capital, Inc.	2,600	120,510
Amerisafe, Inc.(a)	3,800	54,188
Amtrust Financial Services, Inc.	11,645	181,080
Arch Capital Group Ltd.(a)	3,100	219,015
Argo Group International Holdings Ltd.(a)	2,912	104,308

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aspen Insurance Holdings Ltd.	7,700	$200,123
Assurant, Inc.	5,800	377,000
Assured Guaranty Ltd.	19,100	483,039
Axis Capital Holdings Ltd.	7,300	247,543
Castlepoint Holdings Ltd.	600	5,520
Cincinnati Financial Corp.	6,500	233,350
CNA Financial Corp.	5,600	150,136
CNA Surety Corp.(a)	4,500	59,535
The Commerce Group, Inc.	2,800	102,032
Conseco, Inc.(a)	3,500	40,775
Darwin Professional Underwriters, Inc.(a)	600	14,850
Delphi Financial Group, Inc. Class A	9,800	266,756
Donegal Group, Inc. Class A	100	1,699
eHealth, Inc.(a)	3,000	81,150
EMC Insurance Group, Inc.	100	2,920
Employers Holdings, Inc.	100	1,908
Endurance Specialty Holdings Ltd.	5,300	196,789
Erie Indemnity Co. Class A	300	16,026
Everest Re Group Ltd.	2,800	252,980
FBL Financial Group, Inc. Class A	4,800	132,912
Fidelity National Financial, Inc. Class A	12,300	196,677
First American Corp.	6,900	226,320
First Mercury Financial Corp.(a)	100	1,580
FPIC Insurance Group, Inc.(a)	1,700	79,101
Genworth Financial, Inc. Class A	14,600	336,676
Hallmark Financial Services, Inc.(a)	1,200	12,996
Harleysville Group, Inc.	3,300	120,285
HCC Insurance Holdings, Inc.	7,900	194,972
Hilb, Rogal & Hobbs Co.	1,200	34,716
Horace Mann Educators Corp.	2,500	42,300
Infinity Property & Casualty Corp.	1,300	50,388
IPC Holdings Ltd.	9,900	288,189
Life Partners Holdings, Inc.	100	1,668
Markel Corp.(a)	100	43,440
Max Capital Group Ltd.	12,000	280,920
Meadowbrook Insurance Group, Inc.	1,500	10,860
Mercury General Corp.	1,600	79,824
National Interstate Corp.	1,300	29,575

	Number of Shares	Value
National Western Life Insurance Co. Class A	100	$25,362
Nationwide Financial Services, Inc. Class A	1,900	95,228
Navigators Group, Inc.(a)	3,700	181,300
Odyssey Re Holdings Corp.	4,200	150,276
OneBeacon Insurance Group Ltd.	400	7,864
PartnerRe Ltd.	3,100	229,338
Philadelphia Consolidated Holding Corp.(a)	5,400	199,152
The Phoenix Companies, Inc.	9,900	128,700
Platinum Underwriters Holdings Ltd.	8,700	312,069
Presidential Life Corp.	400	6,784
ProAssurance Corp.(a)	7,500	396,975
Procentury Corp.	1,500	27,195
Protective Life Corp.	2,900	123,598
Reinsurance Group of America, Inc.	3,100	161,138
RenaissanceRe Holdings Ltd.	4,200	216,048
RLI Corp.	4,400	211,200
Safeco Corp.	5,200	347,048
SeaBright Insurance Holdings, Inc.(a)	2,800	43,456
Selective Insurance Group	7,900	168,428
StanCorp Financial Group, Inc.	4,400	225,456
State Auto Financial Corp.	200	5,510
Torchmark Corp.	4,300	278,382
Tower Group, Inc.	1,000	23,490
Transatlantic Holdings, Inc.	1,000	64,850
United America Indemnity Ltd. Class A(a)	6,600	102,036
United Fire & Casualty Co.	1,000	32,950
Universal American Corp.(a)	7,400	79,402
Unum Group	10,000	232,100
W.R. Berkley Corp.	8,500	218,365
White Mountains Insurance Group Ltd.	200	95,220
XL Capital Ltd. Class A	3,800	132,582
		10,384,290
Internet — 3.7%
1-800-Flowers.com, Inc. Class A(a)	8,000	70,560
Art Technology Group, Inc.(a)	8,700	31,146
Asiainfo Holdings, Inc.(a)	9,900	120,483
Avocent Corp.(a)	1,800	35,118

	Number of Shares	Value
Blue Coat Systems, Inc.(a)	12,100	$255,431
Check Point Software Technologies Ltd.(a)	9,100	214,942
Chordiant Software, Inc.(a)	3,100	14,136
CMGI, Inc.(a)	2,930	40,522
CyberSources Corp.(a)	16,528	299,983
Digital River, Inc.(a)	5,600	183,960
Equinix, Inc.(a)	800	72,336
eResearch Technology, Inc.(a)	8,700	105,966
Expedia, Inc.(a)	10,700	270,282
FTD Group, Inc.	1,700	23,375
Global Sources Ltd.(a)	8,860	123,065
HLTH Corp.(a)	3,400	37,808
Imergent, Inc.	1,900	21,679
Interwoven, Inc.(a)	5,500	61,930
j2 Global Communications, Inc.(a)	12,800	273,920
McAfee, Inc.(a)	8,800	292,600
Mercadolibre, Inc.(a)	200	10,116
Navisite, Inc.(a)	2,400	9,336
Netflix, Inc.(a)	14,200	454,116
NIC, Inc.	4,600	29,808
Overstock.com, Inc.(a)	1,900	36,518
Priceline.com, Inc.(a)	2,900	370,156
S1 Corp.(a)	14,100	95,316
Sapient Corp.(a)	36,300	258,456
Shutterfly, Inc.(a)	300	4,905
Sohu.com, Inc.(a)	7,800	539,214
SonicWALL, Inc.(a)	11,400	87,666
TechTarget, Inc.(a)	100	1,342
TheStreet.com, Inc.	7,000	54,670
TIBCO Software, Inc.(a)	54,700	419,549
Trizetto Group(a)	900	18,945
United Online, Inc.	22,300	238,164
Valueclick, Inc.(a)	11,000	219,450
Vignette Corp.(a)	3,600	41,580
Vocus, Inc.(a)	2,700	75,033
WebMD Health Corp. Class A(a)	200	6,270
Websense, Inc.(a)	600	11,670
Website Pros, Inc.(a)	500	4,500
Zix Corp.(a)	6,600	25,080
		5,561,102
Investment Companies — 0.2%
Apollo Investment Corp.	12,900	208,722
Ares Capital Corp.	2,300	25,898
MCG Capital Corp.	2,100	16,086
NGP Capital Resources Co.	1,100	17,743
Prospect Capital Corp.	400	5,936
		274,385

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel — 1.4%
AK Steel Holding Corp.	4,700	$295,066
Carpenter Technology Corp.	4,400	225,632
Esmark, Inc.(a)	200	3,338
Olympic Steel, Inc.	1,900	97,280
Reliance Steel & Aluminum Co.	4,100	249,198
Schnitzer Steel Industries, Inc. Class A	5,500	484,000
Shiloh Industries, Inc.	300	2,946
Steel Dynamics, Inc.	9,500	331,075
United States Steel Corp.	2,800	431,060
Universal Stainless & Alloy(a)	200	7,652
		2,127,247
Leisure Time — 0.7%
Callaway Golf Co.	21,400	294,036
Polaris Industries, Inc.	9,400	437,570
WMS Industries, Inc.(a)	8,600	311,234
		1,042,840
Lodging — 0.1%
Monarch Casino & Resort, Inc.(a)	1,500	19,860
Riviera Holdings Corp.(a)	100	1,651
Wyndham Worldwide Corp.	7,100	152,508
		174,019
Machinery – Construction & Mining — 0.2%
Astec Industries, Inc.(a)	7,200	263,880
Bucyrus International, Inc. Class A	500	62,965
Joy Global, Inc.	400	29,700
		356,545
Machinery – Diversified — 3.0%
AGCO Corp.(a)	4,200	252,546
Altra Holdings, Inc.(a)	900	13,707
Applied Industrial Technologies, Inc.	13,500	326,160
Briggs & Stratton Corp.	4,700	71,534
Cascade Corp.	300	12,975
Chart Industries, Inc.(a)	7,100	288,544
Cognex Corp.	2,500	63,000
Columbus McKinnon Corp.(a)	3,700	104,747
Cummins, Inc.	4,500	281,925
DXP Enterprises, Inc.(a)	400	16,508
Flowserve Corp.	2,100	260,589
Gardner Denver, Inc.(a)	11,500	534,175
Gerber Scientific, Inc.(a)	300	2,781
Gorman-Rupp Co.	2,750	96,332
Hurco Cos., Inc.(a)	2,000	91,580
IDEX Corp.	3,800	139,422

	Number of Shares	Value
Intermec, Inc.(a)	1,300	$27,456
Kadant, Inc.(a)	3,500	91,280
Lindsay Corp.	2,900	301,948
The Middleby Corp.(a)	2,500	156,875
Nordson Corp.	3,200	188,896
Robbins & Myers, Inc.	11,400	454,404
Rockwell Automation, Inc.	100	5,423
Roper Industries, Inc.	3,100	192,572
Tecumseh Products Co. Class A(a)	4,300	134,719
Tennant Co.	4,100	139,933
Twin Disc, Inc.	500	9,015
Wabtec Corp.	500	21,440
Zebra Technologies Corp. Class A(a)	5,300	194,775
		4,475,261
Manufacturing — 3.2%
A.O. Smith Corp.	6,400	198,016
Actuant Corp. Class A	13,700	464,019
Acuity Brands, Inc.	10,000	478,400
Ameron International Corp.	1,600	158,080
AptarGroup, Inc.	1,900	83,885
AZZ, Inc.(a)	2,200	58,696
Barnes Group, Inc.	14,400	375,552
Blount International, Inc.(a)	6,300	77,931
Carlisle Cos., Inc.	500	14,440
Ceradyne, Inc.(a)	3,100	120,776
Crane Co.	3,500	143,290
Eastman Kodak Co.	8,800	157,432
EnPro Industries, Inc.(a)	6,800	246,840
ESCO Technologies, Inc.(a)	5,600	260,736
Federal Signal Corp.	1,400	19,432
GenTek, Inc.(a)	300	9,318
Ingersoll-Rand Co. Ltd. Class A	7,300	323,974
ITT Corp.	1,600	102,400
Koppers Holdings, Inc.	7,300	353,612
LSB Industries, Inc.(a)	2,200	33,682
Matthews International Corp. Class A	2,200	108,768
Mccoy Corp.	6,200	19,962
Myers Industries, Inc.	2,800	35,224
Pentair, Inc.	4,100	151,003
Polypore International, Inc.(a)	2,100	49,161
Raven Industries, Inc.	1,200	36,768
Reddy Ice Holdings, Inc.	1,600	21,184
SPX Corp.	3,500	430,500
Sturm, Ruger & Co., Inc.(a)	2,900	21,808
Teleflex, Inc.	3,400	187,306
		4,742,195

	Number of Shares	Value
Media — 0.7%
Acacia Research - Acacia Technologies(a)	2,300	$12,236
Charter Communications, Inc. Class A(a)	40,500	43,335
Cumulus Media, Inc. Class A(a)	3,200	18,880
DG FastChannel, Inc.(a)	2,700	50,355
Discovery Holding Co. Class A(a)	1,100	25,476
Entravision Communications Corp. Class A(a)	23,400	163,566
Gannett Co., Inc.	4,000	114,480
Liberty Media Corp. Capital Class A(a)	3,000	46,110
Lin TV Corp. Class A(a)	4,800	48,096
Scholastic Corp.(a)	8,900	250,535
Sinclair Broadcast Group, Inc. Class A	21,600	189,864
		962,933
Metal Fabricate & Hardware — 1.4%
AM Castle & Co.	200	6,182
Ampco-Pittsburgh Corp.	2,800	126,616
Circor International, Inc.	4,500	216,765
Dynamic Materials Corp.	1,900	89,357
Haynes International, Inc.(a)	900	56,385
L.B. Foster Co. Class A(a)	2,400	77,040
Ladish Co., Inc.(a)	900	27,054
Mueller Industries, Inc.	11,700	378,729
Northwest Pipe Co.(a)	1,400	59,528
RBC Bearings, Inc.(a)	3,100	123,907
Sims Group Ltd. Sponsored ADR (Australia)	13,940	450,262
Sun Hydraulics Corp.	3,150	95,067
Worthington Industries, Inc.	21,800	392,618
		2,099,510
Mining — 1.2%
AMCOL International Corp.	2,300	68,310
Amerigo Resources Ltd.	15,600	33,382
Century Aluminum Co.(a)	7,300	505,817
Compass Minerals International, Inc.	8,400	529,200
Farallon Resources Ltd.(a)	20,100	14,736
General Moly, Inc.(a)	1,100	9,944
Hecla Mining Co.(a)	46,200	474,012
Kaiser Aluminum Corp.	1,600	109,808
Redcorp Ventures Ltd.	89,600	18,197
		1,763,406

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
Ikon Office Solutions, Inc.	8,918	$97,652
Office Furnishings — 0.6%
Herman Miller, Inc.	13,100	305,623
Interface, Inc. Class A	17,100	219,564
Knoll, Inc.	9,800	127,596
Steelcase, Inc. Class A	17,300	191,684
		844,467
Oil & Gas — 3.9%
Alon USA Energy, Inc.	700	9,765
Arena Resources, Inc.(a)	3,200	143,680
Atwood Oceanics, Inc.(a)	2,300	231,587
Berry Petroleum Co. Class A	6,200	307,024
Bill Barrett Corp.(a)	3,800	195,434
Bois d'Arc Energy, Inc.(a)	8,100	193,590
Brigham Exploration Co.(a)	4,000	37,760
Cabot Oil & Gas Corp.	1,200	68,364
Callon Petroleum Co.(a)	2,600	52,000
Cimarex Energy Co.	4,000	249,200
Comstock Resources, Inc.(a)	400	18,196
Concho Resources, Inc.(a)	5,500	151,635
Contango Oil & Gas Co.(a)	1,100	84,293
Continental Resources, Inc.(a)	200	8,594
ENSCO International, Inc.	5,131	326,998
Frontier Oil Corp.	7,900	196,315
Galleon Energy, Inc. Class A(a)	600	10,539
GMX Resources, Inc.(a)	900	32,706
Grey Wolf, Inc.(a)	3,900	24,453
Holly Corp.	4,300	178,364
Jura Energy Corp.	13,900	6,197
Mariner Energy, Inc.(a)	15,200	418,912
Midnight Oil Exploration Ltd.(a)	3,300	4,544
Noble Energy, Inc.	400	34,800
Paramount Resources Ltd. Class A(a)	600	10,848
Patterson-UTI Energy, Inc.	9,600	268,224
Petrohawk Energy Corp.(a)	12,700	300,228
Petroleum Development Corp.(a)	300	22,569
PetroQuest Energy, Inc.(a)	10,700	222,346
Pioneer Drilling Co.(a)	3,100	50,623
Plains Exploration & Production Co.(a)	200	12,456
Pride International, Inc.(a)	3,000	127,350
Rosetta Resources, Inc.(a)	6,200	135,098
Rowan Cos., Inc.	5,900	230,041
Stone Energy Corp.(a)	7,100	432,674

	Number of Shares	Value
Swift Energy Co.(a)	2,600	$135,564
TriStar Oil & Gas Ltd.(a)	1,100	18,548
TUSK Energy Corp.(a)	8,500	17,347
TXCO Resources, Inc.(a)	2,300	29,394
Unit Corp.(a)	3,600	228,636
VAALCO Energy, Inc.(a)	9,500	61,560
Vero Energy, Inc.(a)	2,900	25,282
W&T Offshore, Inc.	9,300	380,370
Warren Resources, Inc.(a)	4,600	56,488
Whiting Petroleum Corp.(a)	600	45,912
		5,796,508
Oil & Gas Services — 2.3%
Basic Energy Services, Inc.(a)	1,100	25,520
BJ Services Co.	6,400	180,928
Dawson Geophysical Co.(a)	1,500	108,510
Dril-Quip, Inc.(a)	6,300	360,108
Exterran Holdings, Inc.(a)	2,500	166,975
Flotek Industries, Inc.(a)	1,700	31,824
FMC Technologies, Inc.(a)	5,000	336,000
Global Industries Ltd.(a)	10,200	162,792
Gulf Island Fabrication, Inc.	2,400	94,896
Hornbeck Offshore Services, Inc.(a)	4,300	214,441
Lufkin Industries, Inc.	400	30,180
Matrix Service Co.(a)	500	10,055
NATCO Group, Inc. Class A(a)	7,100	359,260
Newpark Resources, Inc.(a)	3,900	21,411
Oil States International, Inc.(a)	10,800	540,648
SEACOR Holdings, Inc.(a)	4,000	340,440
Superior Energy Services(a)	1,300	57,694
Superior Well Services, Inc.(a)	500	11,905
T-3 Energy Services, Inc.(a)	2,200	116,160
Technicoil Corp.(a)	17,900	15,428
Trico Marine Services, Inc.(a)	1,800	67,842
Union Drilling, Inc.(a)	2,600	43,966
Willbros Group, Inc.(a)	1,500	54,135
		3,351,118
Packaging & Containers — 0.3%
Crown Holdings, Inc.(a)	1,500	40,260
Greif, Inc. Class A	3,700	239,020
Owens-IIlinois, Inc.(a)	2,800	154,420
Silgan Holdings, Inc.	100	5,328
		439,028

	Number of Shares	Value
Pharmaceuticals — 1.9%
Alnylam Pharmaceuticals, Inc.(a)	5,700	$142,956
AmerisourceBergen Corp.	7,600	308,180
Auxilium Pharmaceuticals, Inc.(a)	1,900	58,425
Bentley Pharmaceuticals, Inc.(a)	400	6,160
BioMarin Pharmaceuticals, Inc.(a)	1,500	54,690
BioScrip, Inc.(a)	2,500	13,750
Cephalon, Inc.(a)	400	24,964
Cubist Pharmaceuticals, Inc.(a)	9,600	185,856
CytRx Corp.(a)	4,600	3,910
Durect Corp.(a)	2,200	9,988
Emergent Biosolutions, Inc.(a)	600	5,646
Endo Pharmaceuticals Holdings, Inc.(a)	7,700	191,191
Forest Laboratories, Inc.(a)	2,700	93,717
Herbalife Ltd.	2,300	100,694
Isis Pharmaceuticals, Inc.(a)	5,800	68,324
King Pharmaceuticals, Inc.(a)	34,700	325,833
Medicis Pharmaceutical Corp. Class A	10,600	218,360
NBTY, Inc.(a)	600	16,890
Neogen Corp.(a)	100	2,513
Obagi Medical Products, Inc.(a)	3,700	29,637
Omnicare, Inc.	8,000	162,800
Onyx Pharmaceuticals, Inc.(a)	1,100	38,676
OSI Pharmaceuticals, Inc.(a)	2,300	79,695
Pain Therapeutics, Inc.(a)	2,400	16,656
Perrigo Co.	2,300	94,277
PetMed Express, Inc.(a)	3,500	39,270
Pharmasset, Inc.(a)	100	1,550
Pozen, Inc.(a)	1,500	19,845
Sciele Pharma, Inc.(a)	9,800	188,846
United Therapeutics Corp.(a)	400	33,800
Valeant Pharmaceuticals International(a)	6,200	82,336
VIVUS, Inc.(a)	1,400	7,938
Xenoport, Inc.(a)	5,400	231,012
		2,858,385
Real Estate — 0.1%
Jones Lang Lasalle, Inc.	2,200	170,742
W.P. Carey & Co. LLC	100	2,988
		173,730

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.8%
Acadia Realty Trust	300	$7,692
Agree Realty Corp.	900	23,976
Alexandria Real Estate Equities, Inc.	700	73,521
Arbor Realty Trust, Inc.	900	15,543
Ashford Hospitality Trust	5,000	28,950
Associated Estates Realty Corp.	600	7,260
BioMed Realty Trust, Inc.	200	5,200
Brandywine Realty Trust	2,300	40,135
Capital Trust, Inc. Class A	700	18,725
CBL & Associates Properties, Inc.	2,300	56,327
Cedar Shopping Centers, Inc.	1,100	13,750
Colonial Properties Trust	500	12,115
Corporate Office Properties Trust	900	33,570
DiamondRock Hospitality Co.	5,400	68,850
Digital Realty Trust, Inc.	3,300	127,875
Eastgroup Properties	800	38,168
Entertainment Properties Trust	1,600	85,376
Equity Lifestyle Properties, Inc.	800	39,552
Equity One, Inc.	2,800	69,160
FelCor Lodging Trust, Inc.	5,000	62,950
First Industrial Realty Trust, Inc.	4,000	120,840
Glimcher Realty Trust	600	7,200
Gramercy Capital Corp.	800	15,200
Hersha Hospitality Trust	1,200	11,424
Highwoods Properties, Inc.	2,500	87,600
Home Properties, Inc.	700	36,799
Inland Real Estate Corp.	5,100	82,365
Kite Realty Group Trust	1,400	19,012
LaSalle Hotel Properties	1,400	44,898
Lexington Realty Trust	2,500	36,000
LTC Properties, Inc.	1,600	43,568
Medical Properties Trust, Inc.	600	7,290
Mid-America Apartment Communities, Inc.	900	47,250
National Health Investors, Inc.	600	18,354
National Retail Properties, Inc.	4,400	100,804
Nationwide Health Properties, Inc.	6,800	244,936
Omega Healthcare Investors, Inc.	3,900	68,250
Parkway Properties, Inc.	1,200	47,592

	Number of Shares	Value
Pennsylvania Real Estate Investment Trust	2,600	$65,468
PS Business Parks, Inc.	1,100	62,964
RAIT Financial Trust	2,400	18,240
Ramco-Gershenson Properties Trust	1,000	22,470
Realty Income Corp.	5,000	131,550
Redwood Trust, Inc.	700	23,303
Resource Capital Corp.	200	1,738
Saul Centers, Inc.	500	24,950
Senior Housing Properties Trust	5,900	141,305
Sovran Self Storage, Inc.	600	26,820
Strategic Hotels & Resorts, Inc.	3,300	47,553
Sunstone Hotel Investors, Inc.	3,200	59,776
Tanger Factory Outlet Centers, Inc.	2,600	104,884
Taubman Centers, Inc.	1,100	62,337
Washington Real Estate Investment Trust	1,500	53,295
		2,714,730
Retail — 4.6%
99 Cents Only Stores(a)	6,200	58,962
A.C. Moore Arts & Crafts, Inc.(a)	1,600	10,576
Aeropostale, Inc.(a)	20,400	648,516
AutoNation, Inc.(a)	13,400	214,534
AutoZone, Inc.(a)	500	60,375
Big Lots, Inc.(a)	23,600	637,908
BJ's Wholesale Club, Inc.(a)	8,100	308,772
Blockbuster, Inc. Class A(a)	35,000	102,200
Bob Evans Farms, Inc.	8,500	238,595
Books-A-Million, Inc.	900	7,290
Brinker International, Inc.	11,600	263,204
Brown Shoe Co., Inc.	7,950	132,606
The Buckle, Inc.	10,600	514,948
Casey's General Stores, Inc.	10,100	223,513
Cash America International, Inc.	9,200	375,268
CBRL Group, Inc.	5,803	214,363
CEC Entertainment, Inc.(a)	2,400	89,280
China Nepstar Chain Drugstore Ltd. Sponsored ADR (Cayman Islands)	400	4,724
Chipotle Mexican Grill, Inc. Class A(a)	900	88,317
Conn's, Inc.(a)	1,500	26,445
Copart, Inc.(a)	300	12,261
Denny's Corp.(a)	17,000	53,550

	Number of Shares	Value
Dollar Tree, Inc.(a)	11,000	$347,600
Dress Barn, Inc.(a)	7,100	95,566
Ezcorp, Inc.(a)	2,900	35,206
Family Dollar Stores, Inc.	9,600	205,440
Finish Line Class A	2,100	13,797
Gymboree Corp.(a)	900	38,898
Hanesbrands, Inc.(a)	800	28,016
Haverty Furniture Cos., Inc.	300	2,739
Hot Topic, Inc.(a)	3,000	15,930
Insight Enterprises, Inc.(a)	8,300	100,098
Jack in the Box, Inc.(a)	800	21,400
Jo-Ann Stores, Inc.(a)	2,700	51,138
Jos A. Bank Clothiers, Inc.(a)	400	9,764
Longs Drug Stores Corp.	3,400	136,204
Lumber Liquidators, Inc.(a)	900	11,286
Macy's, Inc.	4,200	106,218
Men's Wearhouse, Inc.	5,800	154,454
Movado Group, Inc.	1,000	21,840
Nu Skin Enterprises, Inc. Class A	4,200	75,306
Office Depot, Inc.(a)	12,400	157,232
PC Connection, Inc.(a)	500	3,735
Penske Auto Group, Inc.	2,100	43,953
PF Chang's China Bistro, Inc.(a)	2,100	65,163
Polo Ralph Lauren Corp.	3,400	211,174
PriceSmart, Inc.	300	8,565
RadioShack Corp.	14,100	195,990
Red Robin Gourmet Burgers, Inc.(a)	1,900	78,052
Rush Enterprises, Inc. Class A(a)	1,900	30,628
Sally Beauty Co., Inc.(a)	29,900	181,194
School Specialty, Inc.(a)	900	26,496
		6,759,289
Savings & Loans — 0.1%
BankFinancial Corp.	100	1,604
Brookline Bancorp, Inc.	3,000	32,400
Dime Community Bancshares	2,000	37,340
Flushing Financial Corp.	700	13,664
Provident New York Bancorp	3,000	40,080
TierOne Corp.	1,400	12,544
WSFS Financial Corp.	300	15,243
		152,875
Semiconductors — 6.4%
Actel Corp.(a)	4,300	70,864
Advanced Analogic Technologies, Inc.(a)	2,500	17,300

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Altera Corp.	7,000	$148,960
Amkor Technology, Inc.(a)	39,200	374,360
Analog Devices, Inc.	10,500	338,205
Atmel Corp.(a)	43,400	161,448
ATMI, Inc.(a)	8,400	247,296
Broadcom Corp. Class A(a)	11,700	303,732
Brooks Automation, Inc.(a)	17,400	180,264
Cabot Microelectronics Corp.(a)	9,000	306,450
Cirrus Logic, Inc.(a)	1,000	7,150
Cohu, Inc.	4,200	72,954
Credence Systems Corp.(a)	6,000	6,240
Cypress Semiconductor Corp.(a)	10,100	284,012
Day4 Energy, Inc.	11,000	64,187
Diodes, Inc.(a)	3,000	81,120
DSP Group, Inc.(a)	100	1,313
Emcore Corp.(a)	7,400	45,732
Emulex Corp.(a)	11,300	147,917
Entegris, Inc.(a)	26,800	202,072
Fairchild Semiconductor International, Inc.(a)	7,600	99,104
Intellon Corp.(a)	2,300	12,650
Intersil Corp. Class A	12,100	323,312
IXYS Corp.(a)	300	2,151
KLA-Tencor Corp.	6,900	301,392
Lam Research Corp.(a)	6,700	273,628
LSI Corp.(a)	6,600	40,920
LTX Corp.(a)	300	870
Mattson Technology, Inc.(a)	5,700	27,645
Micrel, Inc.	18,100	177,742
Microtune, Inc.(a)	6,300	22,239
MKS Instruments, Inc.(a)	17,000	388,450
Monolithic Power Systems, Inc.(a)	5,600	128,240
Novellus Systems, Inc.(a)	11,000	240,460
Nvidia Corp.(a)	10,400	213,720
Omnivision Technologies, Inc.(a)	22,300	357,692
Pericom Semiconductor Corp.(a)	5,900	100,536
Photronics, Inc.(a)	2,700	28,620
PMC-Sierra, Inc.(a)	34,000	264,180
Rambus, Inc.(a)	5,700	130,872
Rubicon Technology, Inc.(a)	3,200	70,592
Rudolph Technologies, Inc.(a)	2,200	22,352
Semtech Corp.(a)	23,300	378,392
Sigma Designs, Inc.(a)	8,300	148,404
Silicon Image, Inc.(a)	2,900	17,313

	Number of Shares	Value
Silicon Laboratories, Inc.(a)	13,200	$445,764
Skyworks Solutions, Inc.(a)	48,300	419,727
Standard Microsystems Corp.(a)	5,000	148,250
Supertex, Inc.(a)	300	6,438
Techwell, Inc.(a)	300	3,150
Teradyne, Inc.(a)	26,300	349,527
Tessera Technologies, Inc.(a)	2,600	52,624
TriQuint Semiconductor, Inc.(a)	17,600	115,984
Ultra Clean Holdings, Inc.(a)	2,400	25,656
Varian Semiconductor Equipment Associates, Inc.(a)	8,000	293,040
Veeco Instruments, Inc.(a)	3,800	71,554
Verigy Ltd.(a)	8,900	190,193
Volterra Semiconductor Corp.(a)	1,400	21,084
Xilinx, Inc.	13,800	341,826
Zoran Corp.(a)	15,900	209,244
		9,527,113
Software — 5.1%
Activision, Inc.(a)	10,500	284,025
Actuate Corp.(a)	10,400	42,328
Acxiom Corp.	10,400	123,032
Advent Software, Inc.(a)	6,900	275,034
Ansys, Inc.(a)	7,000	281,610
ArcSight, Inc.(a)	300	2,307
Aspen Technology, Inc.(a)	20,700	284,418
Autodesk, Inc.(a)	8,900	338,200
Blackbaud, Inc.	8,500	199,665
Blackboard, Inc.(a)	2,400	82,896
BMC Software, Inc.(a)	10,400	361,504
Commvault Systems, Inc.(a)	6,400	78,720
Compuware Corp.(a)	31,700	239,018
Concur Technologies, Inc.(a)	5,000	165,700
CSG Systems International, Inc.(a)	7,600	91,960
Deltek, Inc.(a)	600	7,368
Digi International, Inc.(a)	1,400	11,536
Double-Take Software, Inc.(a)	2,800	41,664
Eclipsys Corp.(a)	6,300	130,851
Epicor Software Corp.(a)	2,900	23,200
EPIQ Systems, Inc.(a)	4,850	74,884
Fair Isaac Corp.	7,600	188,252
FalconStor Software, Inc.(a)	4,500	36,675

	Number of Shares	Value
Informatica Corp.(a)	23,200	$370,272
InnerWorkings, Inc.(a)	3,700	49,728
Interactive Intelligence, Inc.(a)	4,300	54,567
JDA Software Group, Inc.(a)	5,500	103,950
Lawson Software, Inc.(a)	25,900	206,941
ManTech International Corp. Class A(a)	9,300	444,261
MicroStrategy, Inc. Class A(a)	4,100	363,793
NAVTEQ Corp.(a)	900	66,789
Noah Education Holdings Ltd. ADR (Cayman Islands)(a)	2,760	17,002
Novell, Inc.(a)	21,300	133,764
Omnicell, Inc.(a)	5,500	66,110
Open Text Corp.(a)	10,300	383,366
Parametric Technology Corp.(a)	10,200	177,786
Phase Forward, Inc.(a)	6,600	121,440
Phoenix Technologies Ltd.(a)	1,100	12,969
Progress Software Corp.(a)	4,300	129,989
PROS Holdings, Inc.(a)	3,100	36,208
Quest Software, Inc.(a)	17,700	235,764
RightNow Technologies, Inc.(a)	900	10,773
Salesforce.com, Inc.(a)	4,900	326,977
Schawk, Inc. Class A	400	6,412
Seachange International, Inc.(a)	500	3,580
Soundbite Communications, Inc.(a)	2,200	8,954
SPSS, Inc.(a)	3,100	130,944
Sybase, Inc.(a)	8,700	255,954
Synchronoss Technologies, Inc.(a)	2,600	54,262
SYNNEX Corp.(a)	3,100	74,028
Taleo Corp. Class A(a)	4,600	89,700
THE9 Ltd. ADR (Cayman Islands)(a)	900	19,323
Tyler Technologies, Inc.(a)	7,800	112,866
The Ultimate Software Group, Inc.(a)	2,800	91,812
Wind River Systems, Inc.(a)	8,500	70,040
		7,595,171
Storage & Warehousing — 0.0%
Mobile Mini, Inc.(a)	1,000	21,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 3.6%
ADC Telecommunications, Inc.(a)	16,600	$232,732
ADTRAN, Inc.	10,500	248,430
Alaska Communications Systems Group, Inc.	5,600	62,608
Atheros Communications, Inc.(a)	2,000	53,240
Atlantic Tele-Network, Inc.	2,600	80,938
Black Box Corp.	1,550	46,081
Cbeyond, Inc.(a)	1,300	25,662
Centennial Communications Corp.(a)	12,600	76,356
CenturyTel, Inc.	6,800	220,660
Cincinnati Bell, Inc.(a)	76,800	356,352
CommScope, Inc.(a)	2,455	116,735
Comtech Telecommunications(a)	8,600	333,078
Consolidated Communications Holdings, Inc.	1,706	24,396
CPI International, Inc.(a)	200	2,290
EMS Technologies, Inc.(a)	3,800	98,268
Extreme Networks(a)	20,900	63,327
Foundry Networks, Inc.(a)	34,200	435,366
General Communication, Inc. Class A(a)	500	3,105
GeoEye, Inc.(a)	4,100	94,423
Globecomm Systems, Inc.(a)	400	3,552
Harmonic, Inc.(a)	24,600	203,442
Harris Corp.	4,400	237,732
Hypercom Corp.(a)	300	1,281
Iowa Telecommunications Services, Inc.	1,900	32,908
Ixia(a)	5,600	39,704
Loral Space & Communications, Inc.(a)	100	2,159
Mastec, Inc.(a)	5,900	48,321
Netgear, Inc.(a)	2,000	32,420
Network Equipment Technologies, Inc.(a)	2,300	14,950
Novatel Wireless, Inc.(a)	4,400	39,248
NTELOS Holdings Corp.	11,000	284,680
Plantronics, Inc.	15,400	383,614
Premiere Global Services, Inc.(a)	28,000	406,560
Rural Cellular Corp. Class A(a)	800	35,552
ShoreTel, Inc.(a)	2,800	12,964
Sycamore Networks, Inc.(a)	3,400	10,948
Syniverse Holdings, Inc.(a)	21,800	342,478
Tekelec(a)	5,900	86,848

	Number of Shares	Value
Telephone & Data Systems, Inc.	5,900	$225,970
Tellabs, Inc.(a)	32,600	168,216
Viasat, Inc.(a)	6,000	132,600
		5,320,194
Textiles — 0.2%
G&K Services, Inc. Class A	1,200	37,836
Mohawk Industries, Inc.(a)	3,200	243,808
		281,644
Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.(a)	8,400	197,316
Marvel Entertainment, Inc.(a)	500	14,345
RC2 Corp.(a)	900	16,650
		228,311
Transportation — 1.2%
ABX Holdings, Inc.(a)	4,000	10,720
Atlas Air Worldwide Holdings, Inc.(a)	5,600	339,808
Bristow Group, Inc.(a)	500	26,375
CAI International, Inc.(a)	3,600	52,740
Excel Maritime Carriers Ltd.	5,000	198,550
Golar LNG Ltd.	1,400	28,084
Gulfmark Offshore, Inc.(a)	5,800	346,840
Hub Group, Inc. Class A(a)	2,500	81,725
Knightsbridge Tankers Ltd.	400	11,544
Marten Transport Ltd.(a)	200	3,260
Pacer International, Inc.	4,000	74,240
Ryder System, Inc.	3,800	260,186
Star Bulk Carriers Corp.	2,500	31,450
TBS International Ltd.(a)	2,300	92,414
Tidewater, Inc.	4,000	260,880
		1,818,816
Water — 0.1%
California Water Service Group	1,600	61,920
Cascal NV(a)	6,100	73,932
Consolidated Water Co., Inc.	200	4,740
		140,592
TOTAL COMMON STOCK — 99.4% (Cost $151,460,917)		147,635,639
TOTAL EQUITIES (Cost $151,460,917)		147,635,639

	Number of Shares	Value
WARRANTS — 0.0%
Redcorp Ventures Ltd. 0.65 (Canada)	44,800	$888
TOTAL LONG-TERM INVESTMENTS — 99.4% (Cost $151,460,917)		147,636,527
SHORT-TERM INVESTMENTS — 0.1%
Cash Equivalents — 0.0%(c)
State Street Navigator Securities Lending Prime Portfolio	11,586	11,586
	Principal	Amount
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(d)	$185,528	185,528
TOTAL SHORT-TERM INVESTMENTS (Cost $197,114)		197,114
TOTAL INVESTMENTS — 99.5% (Cost $151,658,031)(e)		147,833,641
Other Assets/ (Liabilities) — 0.5%		793,285
NET ASSETS — 100.0%		$148,626,926

Notes to Portfolio of Investments

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investment of security lending collateral (Note 2).

(d)  Maturity value of $185,533. Collateralized by U.S Government Agency obligations with a rate of 5.220%, maturity date of 04/01/2035, and an aggregate market value, including accrued interest, of $189,489.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.2%
Gaiam, Inc. Class A(a)	7,300	$128,480
Getty Images, Inc.(a)	11,900	388,535
Greenfield Online, Inc.(a)	10,700	122,087
		639,102
Aerospace & Defense — 1.8%
AAR Corp.(a)	8,900	208,260
Aerovironment, Inc.(a)	1,000	23,910
Argon ST, Inc.(a)	200	3,682
Cubic Corp.	15,300	414,783
Curtiss-Wright Corp.	11,300	536,637
DRS Technologies, Inc.	15,900	992,796
Ducommun, Inc.(a)	4,900	159,642
Esterline Technologies Corp.(a)	14,500	807,070
HEICO Corp.	7,100	365,721
Kaman Corp.	3,718	100,758
Teledyne Technologies, Inc.(a)	9,900	581,427
TransDigm Group, Inc.(a)	5,300	201,241
Triumph Group, Inc.	12,800	753,536
		5,149,463
Agriculture — 0.4%
Agria Corp. Sponsored ADR (Cayman Islands)(a)	3,000	12,990
Universal Corp.	14,900	956,431
Vector Group Ltd.	12,295	211,843
		1,181,264
Airlines — 0.8%
Allegiant Travel Co.(a)	3,400	92,650
Continental Airlines, Inc. Class B(a)	20,900	375,782
Delta Air Lines, Inc.(a)	9,000	76,590
Hawaiian Holdings, Inc.(a)	4,100	32,595
Northwest Airlines Corp.(a)	32,600	314,916
Pinnacle Airlines Corp.(a)	5,400	44,928
Republic Airways Holdings, Inc.(a)	18,600	313,596
SkyWest, Inc.	19,100	363,473
Southwest Airlines Co.	35,800	473,992
UAL Corp.	18,500	275,650
		2,364,172
Apparel — 1.0%
American Apparel, Inc.(a)	1,600	12,512
Deckers Outdoor Corp.(a)	6,700	925,069

	Number of Shares	Value
G-III Apparel Group Ltd.(a)	700	$10,325
Iconix Brand Group, Inc.(a)	17,200	273,824
Maidenform Brands, Inc.(a)	1,500	22,350
Perry Ellis International, Inc.(a)	3,600	82,224
Skechers U.S.A., Inc. Class A(a)	1,700	40,205
True Religion Apparel, Inc.(a)	1,600	29,376
The Warnaco Group, Inc.(a)	19,400	895,116
Wolverine World Wide, Inc.	27,604	793,339
		3,084,340
Auto Manufacturers — 0.1%
Oshkosh Corp.	4,200	170,520
Automotive & Parts — 1.2%
Aftermarket Technology Corp.(a)	3,936	90,174
American Axle & Manufacturing Holdings, Inc.	34,300	690,802
Amerigon, Inc.(a)	10,300	151,204
ArvinMeritor, Inc.	19,100	285,354
Autoliv, Inc.	9,000	551,160
BorgWarner, Inc.	900	44,235
Cooper Tire & Rubber Co.	37,200	488,808
Exide Technologies(a)	11,200	163,408
Fuel Systems Solutions, Inc.(a)	162	3,024
Hayes Lemmerz International, Inc.(a)	700	2,100
Lear Corp.(a)	27,987	799,589
Tenneco, Inc.(a)	8,248	210,984
Titan International, Inc.	4,500	160,335
		3,641,177
Banks — 0.5%
Banco Latinoamericano de Exportaciones SA Class E	1,000	18,800
Bank Mutual Corp.	1,300	14,547
Bank of the Ozarks, Inc.	200	4,990
Chemical Financial Corp.	800	19,424
City Holding Co.	3,775	156,965
Community Bank System, Inc.	8,180	208,508
Community Trust Bancorp, Inc.	100	3,006
Encore Bancshares, Inc.(a)	2,700	47,304
First Financial Bancorp	1,600	20,992
First Merchants Corp.	2,800	71,596

	Number of Shares	Value
FirstMerit Corp.	3,700	$75,924
IBERIABANK Corp.	600	28,920
Independent Bank Corp.	1,900	55,537
Independent Bank Corp.	900	7,182
Integra Bank Corp.	600	8,766
NBT Bancorp, Inc.	4,400	100,232
Old Second Bancorp, Inc.	200	4,906
Oriental Financial Group, Inc.	7,100	133,480
Pacific Capital Bancorp NA	11,500	234,370
Pinnacle Financial Partners, Inc.(a)	400	10,840
Porter Bancorp., Inc.	900	16,191
Renasant Corp.	1,100	25,487
S&T Bancorp, Inc.	1,000	34,070
Simmons First National Corp.	400	12,804
Southside Bancshares, Inc.	300	7,239
Sterling Bancorp	1,400	22,974
Susquehanna Bancshares, Inc.	5,000	99,450
Tompkins Financial Corp.	300	14,511
WesBanco, Inc.	4,300	92,493
		1,551,508
Beverages — 0.6%
Boston Beer Co., Inc. Class A(a)	3,036	134,495
Central European Distribution Corp.(a)	8,100	493,452
Constellation Brands, Inc. Class A(a)	20,200	370,872
Green Mountain Coffee Roasters, Inc.(a)	2,500	80,500
Hansen Natural Corp.(a)	5,800	205,262
Molson Coors Brewing Co. Class B	6,100	334,524
		1,619,105
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.(a)	1,900	133,722
American Oriental Bioengineering, Inc.(a)	48,300	464,646
Bio-Rad Laboratories, Inc. Class A(a)	457	38,091
Celera Genomics Group - Applera Corp.(a)	8,000	107,040
CryoLife, Inc.(a)	300	3,186
Enzon Pharmaceuticals, Inc.(a)	9,600	83,712
Halozyme Therapeutics, Inc.(a)	1,100	5,434
Illumina, Inc.(a)	4,100	319,349
Incyte Corp.(a)	2,900	31,465

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invitrogen Corp.(a)	7,400	$692,418
Martek Biosciences Corp.(a)	16,500	581,790
Millennium Pharmaceuticals, Inc.(a)	20,400	507,348
Momenta Pharmaceuticals, Inc.(a)	1,242	17,363
Regeneron Pharmaceuticals, Inc.(a)	5,400	105,948
RXi Pharmaceuticals Corp.(a)	1,331	9,330
Savient Pharmaceuticals, Inc.(a)	4,400	96,096
Seattle Genetics, Inc.(a)	4,900	49,784
XOMA Ltd.(a)	5,000	12,100
		3,258,822
Building Materials — 0.7%
Aaon, Inc.	2,050	37,064
Apogee Enterprises, Inc.	4,800	107,088
Armstrong World Industries, Inc.	3,800	135,242
Comfort Systems USA, Inc.	14,988	203,837
Drew Industries, Inc.(a)	11,900	290,241
Lennox International, Inc.	12,600	417,564
LSI Industries, Inc.	7,000	76,720
Quanex Building Products Corp.(a)	19,111	324,887
Universal Forest Products, Inc.	800	27,768
USG Corp.(a)	9,400	331,914
		1,952,325
Chemicals — 3.0%
American Vanguard Corp.	2,600	44,980
Arch Chemicals, Inc.	12,639	430,611
Ashland, Inc.	9,400	498,388
Balchem Corp.	700	16,002
CF Industries Holdings, Inc.	7,900	1,056,230
Cytec Industries, Inc.	4,900	289,149
Eastman Chemical Co.	5,800	426,300
Ferro Corp.	5,900	103,722
FMC Corp.	600	37,668
H.B. Fuller Co.	4,700	108,476
Hercules, Inc.	28,200	530,160
ICO, Inc.(a)	11,442	85,014
Innophos Holdings, Inc.	3,400	60,894
Innospec, Inc.	6,000	122,340
Intrepid Potash, Inc.(a)	4,980	236,500
Landec Corp.(a)	8,500	68,935
Minerals Technologies, Inc.	5,400	365,796
NewMarket Corp.	8,900	577,877
Olin Corp.	7,600	153,292
OM Group, Inc.(a)	16,750	917,230
Penford Corp.	1,300	28,548
PolyOne Corp.(a)	7,028	51,867
Schulman(A.), Inc.	6,872	145,686

	Number of Shares	Value
Sensient Technologies Corp.	22,788	$678,399
ShengdaTech, Inc.(a)	8,300	64,076
Stepan Co.	2,200	86,548
Terra Industries, Inc.(a)	18,700	707,982
UAP Holding Corp.	17,305	673,338
W.R. Grace & Co.(a)	553	14,024
Zep, Inc.	10,042	148,822
		8,728,854
Coal — 1.0%
Alpha Natural Resources, Inc.(a)	18,100	880,565
Foundation Coal Holdings, Inc.	6,300	377,874
James River Coal Co.(a)	6,900	153,387
Massey Energy Co.	22,200	1,161,726
Walter Industries, Inc.	5,100	353,736
		2,927,288
Commercial Services — 6.4%
ABM Industries, Inc.	12,400	259,656
Administaff, Inc.	16,429	430,276
The Advisory Board Co.(a)	5,000	233,100
Albany Molecular Research, Inc.(a)	6,400	74,368
Bankrate, Inc.(a)	11,300	590,312
Bowne & Co., Inc.	11,300	188,032
Capella Education Co.(a)	6,800	438,532
CBIZ, Inc.(a)	15,500	137,485
CDI Corp.	3,700	100,640
Chemed Corp.	6,900	235,290
ChoicePoint, Inc.(a)	14,000	676,900
Coinstar, Inc.(a)	9,000	287,010
Consolidated Graphics, Inc.(a)	2,678	155,779
Convergys Corp.(a)	38,593	606,682
Cornell Cos., Inc.(a)	7,800	177,216
CoStar Group, Inc.(a)	1,298	62,239
CRA International, Inc.(a)	3,000	103,440
Deluxe Corp.	33,700	716,462
DeVry, Inc.	11,400	649,800
DynCorp International, Inc.(a)	21,000	376,950
Emergency Medical Services Corp. Class A(a)	8,000	180,560
Euronet Worldwide, Inc.(a)	1,500	26,520
Exlservice Holdings, Inc.(a)	1,300	32,656
Exponent, Inc.(a)	7,000	236,180
First Advantage Corp. Class A(a)	741	15,198
Forrester Research, Inc.(a)	1,300	37,492
FTI Consulting, Inc.(a)	8,000	512,000
Gartner, Inc.(a)	20,110	460,921
Genpact Ltd.(a)	100	1,430
Healthspring, Inc.(a)	41,200	693,808

	Number of Shares	Value
Heartland Payment Systems, Inc.	16,900	$370,110
Heidrick & Struggles International, Inc.	6,009	179,849
Hewitt Associates, Inc. Class A(a)	16,700	684,700
Hill International, Inc.(a)	2,400	34,680
HMS Holdings Corp.(a)	5,812	149,775
Hudson Highland Group, Inc.(a)	5,100	45,237
ICF International, Inc.(a)	5,200	92,768
Integrated Electrical Services, Inc.(a)	3,800	63,574
INVESTools, Inc.(a)	650	7,533
K12, Inc.(a)	420	10,702
Kelly Services, Inc. Class A	600	13,350
Kendle International, Inc.(a)	5,100	217,719
Korn/Ferry International(a)	22,076	411,938
Landauer, Inc.	1,700	90,525
Learning Tree International, Inc.(a)	800	14,264
LECG Corp.(a)	700	7,273
Manpower, Inc.	6,380	428,289
Maximus, Inc.	9,200	348,864
MPS Group, Inc.(a)	32,069	344,100
Navigant Consulting, Inc.(a)	10,500	211,260
Net 1 UEPS Technologies, Inc.(a)	18,600	435,984
On Assignment, Inc.(a)	900	6,327
PAREXEL International Corp.(a)	27,900	708,660
Pharmaceutical Product Development, Inc.	800	33,136
PharmaNet Development Group, Inc.(a)	4,700	112,142
PHH Corp.(a)	5,411	106,218
Pre-Paid Legal Services, Inc.(a)	1,800	78,732
Premier Exhibitions, Inc.(a)	5,500	31,955
The Providence Service Corp.(a)	3,800	106,932
Resources Connection, Inc.	3,900	78,819
Robert Half International, Inc.	17,900	424,230
Rollins, Inc.	20,750	330,547
RSC Holdings, Inc.(a)	5,600	51,744
SAIC, Inc.(a)	23,600	448,400
Sotheby's	397	10,997
Spherion Corp.(a)	24,608	121,564
Standard Parking Corp.(a)	1,100	23,573
Steiner Leisure Ltd.(a)	2,801	92,685
Stewart Enterprises, Inc. Class A	4,300	29,369
Team, Inc.(a)	5,800	172,434
TeleTech Holdings, Inc.(a)	17,900	410,447

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TrueBlue, Inc.(a)	22,779	$289,977
United Rentals, Inc.(a)	36,300	683,892
Viad Corp.	15,893	499,994
Volt Information Sciences, Inc.(a)	6,085	81,174
Watson Wyatt Worldwide, Inc. Class A	12,693	744,064
Wright Express Corp.(a)	10,600	349,800
		18,887,240
Computers — 3.5%
Affiliated Computer Services, Inc. Class A(a)	6,800	360,196
Ansoft Corp.(a)	4,239	140,565
Brocade Communications Systems, Inc.(a)	80,400	575,664
CACI International, Inc. Class A(a)	10,875	545,055
Cadence Design Systems, Inc.(a)	44,517	495,474
Ciber, Inc.(a)	18,945	118,596
Computer Sciences Corp.(a)	14,900	649,491
COMSYS IT Partners, Inc.(a)	5,400	44,172
Comtech Group, Inc.(a)	3,000	39,060
DST Systems, Inc.(a)	8,300	496,672
Electronic Data Systems Corp.	2,700	50,112
Electronics for Imaging, Inc.(a)	5,400	77,868
Furmanite Corp.(a)	1,200	10,152
Hutchinson Technology, Inc.(a)	100	1,414
IHS, Inc. Class A(a)	6,700	442,535
Integral Systems, Inc.	300	10,347
InterVoice, Inc.(a)	9,900	62,073
Iomega Corp.(a)	12,300	47,109
Jack Henry & Associates, Inc.	12,900	339,012
Lexmark International, Inc. Class A(a)	15,300	480,267
Manhattan Associates, Inc.(a)	3,400	88,434
Mentor Graphics Corp.(a)	16,600	167,162
MICROS Systems, Inc.(a)	17,376	619,455
MTS Systems Corp.	1,953	67,144
NCR Corp.(a)	23,700	583,731
Ness Technologies, Inc.(a)	1,300	11,791
NetApp, Inc.(a)	7,200	174,240
Netscout Systems, Inc.(a)	7,900	79,000
Perot Systems Corp. Class A(a)	2,200	34,408
Radiant Systems, Inc.(a)	13,200	178,068
SanDisk Corp.(a)	18,800	509,292
Seagate Technology	31,300	590,631
Silicon Storage Technology, Inc.(a)	11,700	35,919

	Number of Shares	Value
Smart Modular Technologies WWH, Inc.(a)	1,600	$9,648
SRA International, Inc. Class A(a)	10,200	267,954
STEC, Inc.(a)	4,800	44,064
Stratasys, Inc.(a)	4,000	77,760
SYKES Enterprises, Inc.(a)	10,457	173,795
Synaptics, Inc.(a)	14,900	505,706
Syntel, Inc.	7,000	231,770
Teradata Corp.(a)	1,200	25,548
Western Digital Corp.(a)	27,200	788,528
Xyratex Ltd.(a)	1,700	33,439
		10,283,321
Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	1,900	47,823
Chattem, Inc.(a)	11,900	831,572
Elizabeth Arden, Inc.(a)	6,300	116,613
		996,008
Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc.(a)	1,600	17,040
Brightpoint, Inc.(a)	6,100	55,876
Chindex International, Inc.(a)	5,000	122,500
Core-Mark Holding Co., Inc.(a)	1,100	31,526
Fossil, Inc.(a)	11,900	425,901
Houston Wire & Cable Co.	1,000	18,710
LKQ Corp.(a)	9,300	202,368
NuCo2, Inc.(a)	2,200	60,852
Owens & Minor, Inc.	16,600	752,312
Scansource, Inc.(a)	3,200	79,904
Tech Data Corp.(a)	13,800	463,818
United Stationers, Inc.(a)	14,160	624,314
WESCO International, Inc.(a)	5,100	189,771
		3,044,892
Diversified Financial — 2.5%
Advanta Corp. Class B	14,592	128,118
Asset Acceptance Capital Corp.	4,000	48,200
Calamos Asset Management, Inc. Class A	3,200	57,440
Discover Financial Services	33,700	613,677
FCStone Group, Inc.(a)	10,400	430,768
Federal Agricultural Mortgage Corp. Class C	182	5,824
Financial Federal Corp.	2,500	58,375
GAMCO Investors, Inc. Class A	8,000	368,080
GFI Group, Inc.	12,000	141,000
Greenhill & Co., Inc.	5,700	370,785

	Number of Shares	Value
Interactive Brokers Group, Inc.(a)	11,200	$353,584
Invesco Ltd.	28,100	720,765
Investment Technology Group, Inc.(a)	2,000	96,520
Janus Capital Group, Inc.	7,011	196,729
Knight Capital Group, Inc. Class A(a)	50,000	935,500
Lazard Ltd. Class A	3,200	125,248
Legg Mason, Inc.	4,000	241,120
MarketAxess Holdings, Inc.(a)	6,200	54,498
The NASDAQ OMX Group, Inc.(a)	13,100	477,495
National Financial Partners Corp.	8,900	239,588
optionsXpress Holdings, Inc.	31,600	678,452
Portfolio Recovery Associates, Inc.(b)	5,200	228,852
Raymond James Financial, Inc.	11,000	316,470
SWS Group, Inc.	4,246	55,707
TradeStation Group, Inc.(a)	4,800	44,784
US Global Investors, Inc. Class A	5,400	70,038
Waddell & Reed Financial, Inc. Class A	4,300	145,598
World Acceptance Corp.(a)	5,400	212,652
		7,415,867
Electric — 0.8%
Alliant Energy Corp.	7,400	278,758
CH Energy Group, Inc.	300	10,608
El Paso Electric Co.(a)	11,500	259,555
The Empire District Electric Co.	200	4,166
Energy East Corp.	3,600	82,080
Mirant Corp.(a)	16,300	670,093
NRG Energy, Inc.(a)	7,900	347,205
Otter Tail Corp.	1,800	66,744
Pike Electric Corp.(a)	1,700	27,268
Reliant Energy, Inc.(a)	17,700	455,598
Unisource Energy Corp.	5,400	168,696
		2,370,771
Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc.(a)	10,076	141,064
Belden, Inc.	16,359	551,953
Graftech International Ltd.(a)	61,000	1,198,650
Hubbell, Inc. Class B	2,900	129,717
INSTEEL INDUSTRIES, Inc.	300	3,738
Littelfuse, Inc.(a)	6,069	223,096
Molex, Inc.	7,700	218,526

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Powell Industries, Inc.(a)	3,600	$151,452
Power-One, Inc.(a)	2,600	7,774
Superior Essex, Inc.(a)	5,100	151,623
Valence Technology, Inc.(a)	900	2,952
Vicor Corp.	6,601	79,608
		2,860,153
Electronics — 4.1%
American Science & Engineering, Inc.	1,800	87,714
Analogic Corp.	9,500	547,105
Applera Corp. Applied Biosystems Group	16,000	510,560
Arrow Electronics, Inc.(a)	16,900	459,849
Avnet, Inc.(a)	16,600	434,754
AVX Corp.	4,300	56,631
Axsys Technologies, Inc.(a)	4,100	223,655
Badger Meter, Inc.	5,800	302,006
Bel Fuse, Inc. Class A	5,400	152,820
Benchmark Electronics, Inc.(a)	18,000	320,040
Brady Corp. Class A	2,800	95,060
Checkpoint Systems, Inc.(a)	26,900	697,517
Coherent, Inc.(a)	1,000	29,800
CTS Corp.	15,013	168,896
Cymer, Inc.(a)	9,248	240,355
Dionex Corp.(a)	9,300	727,446
Dolby Laboratories, Inc. Class A(a)	3,000	120,450
Eagle Test Systems, Inc.(a)	400	4,828
Electro Scientific Industries, Inc.(a)	5,600	91,896
Excel Technology, Inc.(a)	1,200	28,308
Faro Technologies, Inc.(a)	3,650	128,626
FEI Co.(a)	17,500	382,725
FLIR Systems, Inc.(a)	6,900	236,877
Gentex Corp.	20,700	386,676
II-VI, Inc.(a)	4,500	167,130
Itron, Inc.(a)	700	65,156
Measurement Specialties, Inc.(a)	1,900	30,761
Methode Electronics, Inc.	11,900	128,996
Multi-Fineline Electronix, Inc.(a)	6,000	113,400
NAM TAI Electronics, Inc.	3,900	40,209
National Instruments Corp.	15,100	444,242
OSI Systems, Inc.(a)	1,100	26,895
Park Electrochemical Corp.	4,900	132,790
PerkinElmer, Inc.	8,200	217,792
Plexus Corp.(a)	19,200	462,528
Rofin-Sinar Technologies, Inc.(a)	26,698	1,016,660
Sanmina-SCI Corp.(a)	42,500	65,875
Sonic Solutions, Inc.(a)	2,800	25,732
Stoneridge, Inc.(a)	2,000	29,140

	Number of Shares	Value
Taser International, Inc.(a)	10,600	$79,076
Technitrol, Inc.	14,700	308,700
Thomas & Betts Corp.(a)	1,400	52,444
Trimble Navigation Ltd.(a)	2,600	85,254
TTM Technologies, Inc.(a)	3,400	45,254
Varian, Inc.(a)	10,600	539,858
Watts Water Technologies, Inc. Class A	10,400	279,448
Woodward Governor Co.	32,474	1,140,812
		11,932,746
Energy – Alternate Sources — 0.1%
Canadian Hydro Developers, Inc.(a)	31,300	181,090
Plug Power, Inc.(a)	3,200	10,336
		191,426
Engineering & Construction — 1.4%
Aecom Technology Corp.(a)	2,100	57,666
Chicago Bridge & Iron Co. NV	8,400	334,656
Dycom Industries, Inc.(a)	18,400	264,592
Emcor Group, Inc.(a)	34,416	862,465
ENGlobal Corp.(a)	2,200	22,110
Granite Construction, Inc.	7,000	240,100
KBR, Inc.	17,500	504,700
Layne Christensen Co.(a)	9,300	396,831
Michael Baker Corp.(a)	3,900	82,134
Perini Corp.(a)	17,200	622,296
The Shaw Group, Inc.(a)	9,900	489,258
Stanley, Inc.(a)	4,400	111,012
Sterling Construction Co., Inc.(a)	600	12,048
URS Corp.(a)	1,690	68,175
VSE Corp.	200	6,686
		4,074,729
Entertainment — 0.4%
Bally Technologies, Inc.(a)	12,700	427,863
Churchill Downs, Inc.	700	35,735
Cinemark Holdings, Inc.	300	4,443
DreamWorks Animation SKG, Inc. Class A(a)	12,600	352,296
National CineMedia, Inc.	5,700	109,212
Regal Entertainment Group Class A	4,100	77,736
Steinway Musical Instruments, Inc.(a)	400	11,600
Warner Music Group Corp.	17,200	149,468
		1,168,353
Environmental Controls — 0.8%
American Ecology Corp.	5,200	138,216
Calgon Carbon Corp.(a)	19,100	272,175
Casella Waste Systems, Inc. Class A(a)	600	6,396

	Number of Shares	Value
Clean Harbors, Inc.(a)	9,300	$613,521
Darling International, Inc.(a)	53,700	819,999
Fuel Tech, Inc.(a)	1,500	38,550
Metalico, Inc.(a)	12,600	163,296
Mine Safety Appliances Co.	1,500	55,755
TETRA Technologies, Inc.(a)	2,516	53,163
Waste Connections, Inc.(a)	6,200	198,834
Waste Industries USA, Inc.	2,000	75,500
		2,435,405
Foods — 1.2%
Arden Group, Inc. Class A	482	64,588
Cal-Maine Foods, Inc.	12,800	378,240
Chiquita Brands International, Inc.(a)	34,300	780,325
Del Monte Foods Co.	11,000	99,220
Diamond Foods, Inc.	1,000	21,360
Flowers Foods, Inc.	25,241	653,489
Fresh Del Monte Produce, Inc.(a)	20,600	652,814
Hormel Foods Corp.	1,400	55,174
Imperial Sugar Co.	2,000	31,540
Ingles Markets, Inc. Class A	4,440	101,321
Nash Finch Co.	5,600	204,848
Performance Food Group Co.(a)	10,602	354,743
Spartan Stores, Inc.	1,600	33,408
SuperValu, Inc.	3,300	109,230
TreeHouse Foods, Inc.(a)	3,400	77,078
		3,617,378
Forest Products & Paper — 0.6%
AbitibiBowater, Inc.	3,460	34,150
Buckeye Technologies, Inc.(a)	12,900	111,327
Glatfelter	6,000	87,540
International Paper Co.	4,600	120,382
MeadWestvaco Corp.	13,000	341,900
Rock-Tenn Co. Class A	28,909	980,883
Schweitzer-Mauduit International, Inc.	4,800	106,224
Wausau Paper Corp.	500	3,870
		1,786,276
Gas — 0.7%
EnergySouth, Inc.	100	5,405
The Laclede Group, Inc.	4,700	177,754
Northwest Natural Gas Co.	13,800	619,206
Piedmont Natural Gas Co.	7,500	197,175
South Jersey Industries, Inc.	400	14,604
Southwest Gas Corp.	2,757	79,595
Vectren Corp.	2,400	67,872
WGL Holdings, Inc.	24,000	787,200
		1,948,811

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.2%
Regal-Beloit Corp.	17,300	$641,657
Health Care – Products — 1.3%
Abaxis, Inc.(a)	7,300	186,004
ArthroCare Corp.(a)	3,600	162,216
Bruker Corp.(a)	500	6,060
CONMED Corp.(a)	9,100	232,232
Cynosure, Inc. Class A(a)	1,100	28,622
Datascope Corp.	4,500	168,570
Edwards Lifesciences Corp.(a)	3,600	199,512
Exactech, Inc.(a)	300	7,353
Hanger Orthopedic Group, Inc.(a)	4,000	47,200
Hologic, Inc.(a)	20,200	589,638
Intuitive Surgical, Inc.(a)	1,400	404,964
Invacare Corp.	500	9,020
Inverness Medical Innovations, Inc.(a)	4,165	154,105
IRIS International, Inc.(a)	3,200	43,648
Kensey Nash Corp.(a)	1,800	52,488
Meridian Bioscience, Inc.	15,936	429,157
Merit Medical Systems, Inc.(a)	6,200	91,202
Natus Medical, Inc.(a)	1,000	19,670
Orthofix International NV(a)	200	6,152
Quidel Corp.(a)	11,900	190,519
Somanetics Corp.(a)	3,600	58,644
SonoSite, Inc.(a)	2,000	63,780
Steris Corp.	24,100	667,811
Symmetry Medical, Inc.(a)	200	2,806
Zoll Medical Corp.(a)	3,327	111,055
		3,932,428
Health Care – Services — 2.1%
Air Methods Corp.(a)	4,785	191,879
Alliance Imaging, Inc.(a)	11,900	96,985
Amedisys, Inc.(a)	12,600	652,680
AMERIGROUP Corp.(a)	26,500	688,735
AmSurg Corp.(a)	6,600	168,564
Apria Healthcare Group, Inc.(a)	27,200	479,264
Centene Corp.(a)	27,900	512,523
Cigna Corp.	4,800	205,008
Coventry Health Care, Inc.(a)	12,600	563,598
Gentiva Health Services, Inc.(a)	2,000	43,480
Health Net, Inc.(a)	14,300	418,847
Healthways, Inc.(a)	2,300	84,019
Humana, Inc.(a)	9,427	450,516
Kindred Healthcare, Inc.(a)	3,000	71,190
Lincare Holdings, Inc.(a)	10,000	243,400
Magellan Health Services, Inc.(a)	2,500	96,475
Molina Healthcare, Inc.(a)	17,935	445,326

	Number of Shares	Value
Pediatrix Medical Group, Inc.(a)	400	$27,208
RehabCare Group, Inc.(a)	9,700	164,900
Res-Care, Inc.(a)	5,600	91,224
Skilled Healthcare Group, Inc. Class A(a)	200	2,420
Sun Healthcare Group, Inc.(a)	8,800	115,720
Tenet Healthcare Corp.(a)	9,300	59,520
WellCare Health Plans, Inc.(a)	5,476	239,739
		6,113,220
Home Builders — 1.4%
Cavco Industries, Inc.(a)	600	23,952
Centex Corp.	8,800	183,216
Champion Enterprises, Inc.(a)	23,900	246,648
Fleetwood Enterprises, Inc.(a)	3,800	13,110
KB Home	13,500	303,750
Lennar Corp. Class A	26,700	491,814
M/I Homes, Inc.	1,200	20,580
Monaco Coach Corp.	10,500	66,465
NVR, Inc.(a)	1,000	613,500
Pulte Homes, Inc.	28,400	370,336
The Ryland Group, Inc.	22,500	719,550
Thor Industries, Inc.	20,800	630,656
Toll Brothers, Inc.(a)	17,100	387,144
		4,070,721
Home Furnishing — 0.3%
DTS, Inc.(a)	700	20,650
Furniture Brands International, Inc.	10,100	136,855
Hooker Furniture Corp.	4,700	98,559
Kimball International, Inc. Class B	8,600	88,322
La-Z-Boy, Inc.	2,800	17,836
Universal Electronics, Inc.(a)	3,300	84,810
Whirlpool Corp.	4,800	349,344
		796,376
Household Products — 0.7%
ACCO Brands Corp.(a)	2,900	40,368
American Greetings Corp. Class A	39,228	702,181
Blyth, Inc.	18,700	314,908
CSS Industries, Inc.	4,800	150,096
Ennis, Inc.	3,488	59,087
Helen of Troy Ltd.(a)	2,000	33,820
Tupperware Brands Corp.	16,500	650,100
WD-40 Co.	3,400	105,808
		2,056,368

	Number of Shares	Value
Housewares — 0.2%
The Toro Co.	11,083	$469,808
Insurance — 6.9%
Alleghany Corp.(a)	406	139,867
Allied World Assurance Holdings Ltd.	6,000	247,380
American Equity Investment Life Holding Co.	7,300	70,445
American Financial Group, Inc.	1,600	43,872
American National Insurance	100	11,178
American Physicians Capital, Inc.	5,100	236,385
Amerisafe, Inc.(a)	7,100	101,246
Amtrust Financial Services, Inc.	22,100	343,655
Arch Capital Group Ltd.(a)	6,300	445,095
Argo Group International Holdings Ltd.(a)	4,965	177,846
Aspen Insurance Holdings Ltd.	15,700	408,043
Assurant, Inc.	11,600	754,000
Assured Guaranty Ltd.	34,400	869,976
Axis Capital Holdings Ltd.	14,700	498,477
Castlepoint Holdings Ltd.	1,200	11,040
Cincinnati Financial Corp.	13,000	466,700
CNA Financial Corp.	10,300	276,143
CNA Surety Corp.(a)	8,889	117,601
The Commerce Group, Inc.	8,299	302,416
Conseco, Inc.(a)	6,000	69,900
Darwin Professional Underwriters, Inc.(a)	1,600	39,600
Delphi Financial Group, Inc. Class A	19,684	535,799
Donegal Group, Inc. Class A	357	6,065
eHealth, Inc.(a)	5,200	140,660
EMC Insurance Group, Inc.	130	3,796
Endurance Specialty Holdings Ltd.	10,800	401,004
Erie Indemnity Co. Class A	600	32,052
Everest Re Group Ltd.	5,700	514,995
FBL Financial Group, Inc. Class A	9,000	249,210
Fidelity National Financial, Inc. Class A	22,600	361,374
First American Corp.	14,000	459,200
First Mercury Financial Corp.(a)	200	3,160
FPIC Insurance Group, Inc.(a)	2,998	139,497
Genworth Financial, Inc. Class A	29,400	677,964

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hallmark Financial Services, Inc.(a)	3,400	$36,822
Harleysville Group, Inc.	6,021	219,465
HCC Insurance Holdings, Inc.	15,600	385,008
Hilb, Rogal & Hobbs Co.	2,500	72,325
Horace Mann Educators Corp.	4,472	75,666
Infinity Property & Casualty Corp.	2,535	98,257
IPC Holdings Ltd.	18,400	535,624
Life Partners Holdings, Inc.	200	3,336
Markel Corp.(a)	200	86,880
Max Capital Group Ltd.	20,800	486,928
Meadowbrook Insurance Group, Inc.	2,600	18,824
Mercury General Corp.	3,100	154,659
National Interstate Corp.	3,200	72,800
National Western Life Insurance Co. Class A	200	50,724
Nationwide Financial Services, Inc. Class A	4,600	230,552
Navigators Group, Inc.(a)	7,100	347,900
Odyssey Re Holdings Corp.	7,800	279,084
OneBeacon Insurance Group Ltd.	700	13,762
PartnerRe Ltd.	6,200	458,676
Philadelphia Consolidated Holding Corp.(a)	10,700	394,616
The Phoenix Companies, Inc.	19,993	259,909
Platinum Underwriters Holdings Ltd.	15,100	541,637
Presidential Life Corp.	700	11,872
ProAssurance Corp.(a)	13,500	714,555
Procentury Corp.	4,000	72,520
Protective Life Corp.	5,800	247,196
Reinsurance Group of America, Inc.	6,200	322,276
RenaissanceRe Holdings Ltd.	8,500	437,240
RLI Corp.	8,790	421,920
Safeco Corp.	10,400	694,096
SeaBright Insurance Holdings, Inc.(a)	6,930	107,554
Selective Insurance Group	14,744	314,342
StanCorp Financial Group, Inc.	8,900	456,036
State Auto Financial Corp.	300	8,265
Torchmark Corp.	8,700	563,238
Tower Group, Inc.	1,700	39,933
Transatlantic Holdings, Inc.	2,100	136,185
United America Indemnity Ltd. Class A(a)	13,062	201,939
United Fire & Casualty Co.	1,800	59,310
Universal American Corp.(a)	14,100	151,293
Unum Group	24,700	573,287

	Number of Shares	Value
W.R. Berkley Corp.	17,300	$444,437
White Mountains Insurance Group Ltd.	400	190,440
XL Capital Ltd. Class A	7,700	268,653
		20,415,682
Internet — 3.7%
1-800-Flowers.com, Inc. Class A(a)	15,600	137,592
Art Technology Group, Inc.(a)	17,600	63,008
Asiainfo Holdings, Inc.(a)	19,600	238,532
Avocent Corp.(a)	3,600	70,236
Blue Coat Systems, Inc.(a)	24,700	521,417
Check Point Software Technologies Ltd.(a)	18,500	436,970
Chordiant Software, Inc.(a)	6,600	30,096
CMGI, Inc.(a)	5,790	80,076
CyberSources Corp.(a)	32,629	592,216
Digital River, Inc.(a)	11,000	361,350
Equinix, Inc.(a)	1,600	144,672
eResearch Technology, Inc.(a)	18,400	224,112
Expedia, Inc.(a)	21,600	545,616
FTD Group, Inc.	3,000	41,250
Global Sources Ltd.(a)	17,349	240,978
HLTH Corp.(a)	8,300	92,296
Imergent, Inc.	4,400	50,204
Interwoven, Inc.(a)	10,155	114,345
j2 Global Communications, Inc.(a)	25,435	544,309
McAfee, Inc.(a)	17,700	588,525
Mercadolibre, Inc.(a)	400	20,232
Navisite, Inc.(a)	5,500	21,395
Netflix, Inc.(a)	28,400	908,232
NIC, Inc.	10,100	65,448
Overstock.com, Inc.(a)	3,300	63,426
Priceline.com, Inc.(a)	5,700	727,548
S1 Corp.(a)	27,800	187,928
Sapient Corp.(a)	65,700	467,784
Shutterfly, Inc.(a)	700	11,445
Sohu.com, Inc.(a)	15,800	1,092,254
SonicWALL, Inc.(a)	20,765	159,683
TechTarget, Inc.(a)	200	2,684
TheStreet.com, Inc.	14,066	109,855
TIBCO Software, Inc.(a)	96,400	739,388
Trizetto Group(a)	2,100	44,205
United Online, Inc.	38,247	408,478
Valueclick, Inc.(a)	22,600	450,870
Vignette Corp.(a)	6,878	79,441
Vocus, Inc.(a)	5,300	147,287
WebMD Health Corp. Class A(a)	400	12,540
Websense, Inc.(a)	995	19,353

	Number of Shares	Value
Website Pros, Inc.(a)	800	$7,200
Zix Corp.(a)	11,500	43,700
		10,908,176
Investment Companies — 0.2%
Apollo Investment Corp.	25,700	415,826
Ares Capital Corp.	4,500	50,670
MCG Capital Corp.	4,200	32,172
NGP Capital Resources Co.	1,800	29,034
Prospect Capital Corp.	700	10,388
		538,090
Iron & Steel — 1.4%
AK Steel Holding Corp.	9,390	589,504
Carpenter Technology Corp.	8,900	456,392
Esmark, Inc.(a)	400	6,676
Olympic Steel, Inc.	3,300	168,960
Reliance Steel & Aluminum Co.	8,200	498,396
Schnitzer Steel Industries, Inc. Class A	10,908	959,904
Shiloh Industries, Inc.	847	8,317
Steel Dynamics, Inc.	17,168	598,305
United States Steel Corp.	5,600	862,120
Universal Stainless & Alloy(a)	400	15,304
		4,163,878
Leisure Time — 0.7%
Ambassadors Group, Inc.	121	2,355
Callaway Golf Co.	43,088	592,029
Polaris Industries, Inc.	17,100	796,005
WMS Industries, Inc.(a)	16,700	604,373
		1,994,762
Lodging — 0.1%
Monarch Casino & Resort, Inc.(a)	3,382	44,778
Riviera Holdings Corp.(a)	200	3,302
Wyndham Worldwide Corp.	14,400	309,312
		357,392
Machinery – Construction & Mining — 0.2%
Astec Industries, Inc.(a)	13,056	478,502
Bucyrus International, Inc. Class A	1,100	138,523
Joy Global, Inc.	800	59,400
		676,425
Machinery – Diversified — 2.9%
AGCO Corp.(a)	8,300	499,079
Altra Holdings, Inc.(a)	1,500	22,845
Applied Industrial Technologies, Inc.	24,172	583,996
Briggs & Stratton Corp.	9,400	143,068
Cascade Corp.	500	21,625
Chart Industries, Inc.(a)	12,500	508,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cognex Corp.	4,400	$110,880
Columbus McKinnon Corp.(a)	7,400	209,494
Cummins, Inc.	9,100	570,115
DXP Enterprises, Inc.(a)	600	24,762
Flowserve Corp.	4,100	508,769
Gardner Denver, Inc.(a)	22,600	1,049,770
Gerber Scientific, Inc.(a)	600	5,562
Gorman-Rupp Co.	5,050	176,901
Hurco Cos., Inc.(a)	4,000	183,160
IDEX Corp.	7,400	271,506
Intermec, Inc.(a)	2,200	46,464
Kadant, Inc.(a)	7,100	185,168
Lindsay Corp.	5,400	562,248
The Middleby Corp.(a)	4,801	301,263
Nordson Corp.	5,635	332,634
Robbins & Myers, Inc.	23,200	924,752
Rockwell Automation, Inc.	300	16,269
Roper Industries, Inc.	6,300	391,356
Tecumseh Products Co. Class A(a)	8,400	263,172
Tennant Co.	7,736	264,030
Twin Disc, Inc.	1,200	21,636
Wabtec Corp.	1,000	42,880
Zebra Technologies Corp. Class A(a)	9,895	363,641
		8,605,045
Manufacturing — 3.1%
A.O. Smith Corp.	12,900	399,126
Actuant Corp. Class A	27,700	938,199
Acuity Brands, Inc.	20,084	960,819
Ameron International Corp.	2,800	276,640
AptarGroup, Inc.	3,700	163,355
AZZ, Inc.(a)	4,300	114,724
Barnes Group, Inc.	26,900	701,552
Blount International, Inc.(a)	11,200	138,544
Carlisle Cos., Inc.	1,100	31,768
Ceradyne, Inc.(a)	5,500	214,280
Crane Co.	7,100	290,674
Eastman Kodak Co.	17,700	316,653
EnPro Industries, Inc.(a)	13,400	486,420
ESCO Technologies, Inc.(a)	9,900	460,944
Federal Signal Corp.	2,400	33,312
Freightcar America, Inc.	100	3,840
GenTek, Inc.(a)	708	21,990
Ingersoll-Rand Co. Ltd. Class A	16,100	714,518
ITT Corp.	2,700	172,800
Koppers Holdings, Inc.	12,800	620,032
LSB Industries, Inc.(a)	3,900	59,709
Matthews International Corp. Class A	3,900	192,816
Mccoy Corp.	24,300	78,239

	Number of Shares	Value
Myers Industries, Inc.	7,365	$92,652
Pentair, Inc.	8,100	298,323
Polypore International, Inc.(a)	4,300	100,663
Raven Industries, Inc.	2,100	64,344
Reddy Ice Holdings, Inc.	3,200	42,368
SPX Corp.	7,081	870,963
Sturm, Ruger & Co., Inc.(a)	6,300	47,376
Teleflex, Inc.	6,600	363,594
		9,271,237
Media — 0.6%
Acacia Research - Acacia Technologies(a)	5,189	27,605
Charter Communications, Inc. Class A(a)	79,700	85,279
Cumulus Media, Inc. Class A(a)	8,391	49,507
DG FastChannel, Inc.(a)	5,100	95,115
Discovery Holding Co. Class A(a)	2,200	50,952
Entravision Communications Corp. Class A(a)	40,200	280,998
Gannett Co., Inc.	8,000	228,960
Liberty Media Corp. Capital Class A(a)	5,214	80,139
Lin TV Corp. Class A(a)	9,800	98,196
Scholastic Corp.(a)	17,400	489,810
Sinclair Broadcast Group, Inc. Class A	42,502	373,593
		1,860,154
Metal Fabricate & Hardware — 1.4%
AM Castle & Co.	400	12,364
Ampco-Pittsburgh Corp.	5,503	248,846
Circor International, Inc.	8,100	390,177
Dynamic Materials Corp.	3,200	150,496
Haynes International, Inc.(a)	1,624	101,744
L.B. Foster Co. Class A(a)	4,800	154,080
Ladish Co., Inc.(a)	1,800	54,108
Mueller Industries, Inc.	21,197	686,147
Northwest Pipe Co.(a)	2,500	106,300
RBC Bearings, Inc.(a)	5,600	223,832
Sims Group Ltd. Sponsored ADR (Australia)	33,078	1,068,419
Sun Hydraulics Corp.	6,250	188,625
Worthington Industries, Inc.	44,500	801,445
		4,186,583
Mining — 1.2%
AMCOL International Corp.	4,600	136,620
Amerigo Resources Ltd.	74,300	158,994
Century Aluminum Co.(a)	14,462	1,002,072

	Number of Shares	Value
Compass Minerals International, Inc.	16,487	$1,038,681
Farallon Resources Ltd.(a)	84,100	61,654
General Moly, Inc.(a)	2,200	19,888
Hecla Mining Co.(a)	93,600	960,336
Kaiser Aluminum Corp.	2,700	185,301
Redcorp Ventures Ltd.	338,800	68,807
		3,632,353
Office Equipment/Supplies — 0.1%
Ikon Office Solutions, Inc.	15,318	167,732
Office Furnishings — 0.6%
Herman Miller, Inc.	27,300	636,909
Interface, Inc. Class A	35,192	451,865
Knoll, Inc.	17,064	222,173
Steelcase, Inc. Class A	34,937	387,102
		1,698,049
Oil & Gas — 3.9%
Arena Resources, Inc.(a)	6,600	296,340
Atwood Oceanics, Inc.(a)	4,600	463,174
Berry Petroleum Co. Class A	11,000	544,720
Bill Barrett Corp.(a)	7,600	390,868
Bois d'Arc Energy, Inc.(a)	14,500	346,550
Brigham Exploration Co.(a)	7,600	71,744
Cabot Oil & Gas Corp.	2,300	131,031
Callon Petroleum Co.(a)	4,500	90,000
Cimarex Energy Co.	8,100	504,630
Comstock Resources, Inc.(a)	800	36,392
Concho Resources, Inc.(a)	9,600	264,672
Contango Oil & Gas Co.(a)	2,100	160,923
Continental Resources, Inc.(a)	400	17,188
ENSCO International, Inc.	10,351	659,669
Frontier Oil Corp.	15,500	385,175
Galleon Energy, Inc. Class A(a)	2,000	35,130
GMX Resources, Inc.(a)	1,500	54,510
Grey Wolf, Inc.(a)	7,600	47,652
Holly Corp.	8,700	360,876
Jura Energy Corp.	58,700	26,169
Mariner Energy, Inc.(a)	29,900	824,044
Midnight Oil Exploration Ltd.(a)	41,400	57,010
Noble Energy, Inc.	1,000	87,000
Paramount Resources Ltd. Class A(a)	1,800	32,544
Patterson-UTI Energy, Inc.	19,400	542,036
Petrohawk Energy Corp.(a)	24,900	588,636
Petroleum Development Corp.(a)	500	37,615
PetroQuest Energy, Inc.(a)	18,500	384,430
Pioneer Drilling Co.(a)	5,600	91,448

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plains Exploration & Production Co.(a)	300	$18,684
Pride International, Inc.(a)	5,300	224,985
Rosetta Resources, Inc.(a)	12,200	265,838
Rowan Cos., Inc.	11,600	452,284
Stone Energy Corp.(a)	15,400	938,476
Swift Energy Co.(a)	5,200	271,128
TriStar Oil & Gas Ltd.(a)	7,000	118,031
TUSK Energy Corp.(a)	53,900	110,000
TXCO Resources, Inc.(a)	4,000	51,120
Unit Corp.(a)	7,100	450,921
VAALCO Energy, Inc.(a)	16,600	107,568
Vero Energy, Inc.(a)	7,000	61,026
W&T Offshore, Inc.	18,600	760,740
Warren Resources, Inc.(a)	8,000	98,240
Whiting Petroleum Corp.(a)	1,200	91,824
		11,553,041
Oil & Gas Services — 2.2%
Basic Energy Services, Inc.(a)	1,900	44,080
BJ Services Co.	11,200	316,624
Dawson Geophysical Co.(a)	2,600	188,084
Dril-Quip, Inc.(a)	12,600	720,216
Exterran Holdings, Inc.(a)	4,800	320,592
Flotek Industries, Inc.(a)	3,300	61,776
FMC Technologies, Inc.(a)	9,900	665,280
Global Industries Ltd.(a)	19,400	309,624
Gulf Island Fabrication, Inc.	4,500	177,930
Hornbeck Offshore Services, Inc.(a)	8,300	413,921
Lufkin Industries, Inc.	600	45,270
Matrix Service Co.(a)	900	18,099
NATCO Group, Inc. Class A(a)	14,005	708,653
Newpark Resources, Inc.(a)	6,700	36,783
Oil States International, Inc.(a)	21,200	1,061,272
SEACOR Holdings, Inc.(a)	8,000	680,880
Superior Energy Services(a)	2,500	110,950
Superior Well Services, Inc.(a)	900	21,429
T-3 Energy Services, Inc.(a)	4,400	232,320
Technicoil Corp.(a)	99,200	85,500
Trico Marine Services, Inc.(a)	3,240	122,116
Union Drilling, Inc.(a)	4,400	74,404
Willbros Group, Inc.(a)	2,700	97,443
		6,513,246
Packaging & Containers — 0.3%
Crown Holdings, Inc.(a)	3,200	85,888
Greif, Inc. Class A	7,400	478,040
Owens-IIlinois, Inc.(a)	5,400	297,810
Silgan Holdings, Inc.	199	10,603
		872,341

	Number of Shares	Value
Pharmaceuticals — 1.9%
Alnylam Pharmaceuticals, Inc.(a)	11,900	$298,452
AmerisourceBergen Corp.	15,300	620,415
Auxilium Pharmaceuticals, Inc.(a)	3,700	113,775
Bentley Pharmaceuticals, Inc.(a)	1,100	16,940
BioMarin Pharmaceuticals, Inc.(a)	2,900	105,734
BioScrip, Inc.(a)	4,900	26,950
Cephalon, Inc.(a)	800	49,928
Cubist Pharmaceuticals, Inc.(a)	19,800	383,328
CytRx Corp.(a)	10,500	8,925
Durect Corp.(a)	4,300	19,522
Emergent Biosolutions, Inc.(a)	900	8,469
Endo Pharmaceuticals Holdings, Inc.(a)	13,900	345,137
Forest Laboratories, Inc.(a)	6,600	229,086
Herbalife Ltd.	4,500	197,010
Isis Pharmaceuticals, Inc.(a)	11,300	133,114
King Pharmaceuticals, Inc.(a)	69,890	656,267
Medicis Pharmaceutical Corp. Class A	19,800	407,880
NBTY, Inc.(a)	1,249	35,159
Neogen Corp.(a)	100	2,513
Obagi Medical Products, Inc.(a)	8,200	65,682
Omnicare, Inc.	16,100	327,635
Onyx Pharmaceuticals, Inc.(a)	2,100	73,836
OSI Pharmaceuticals, Inc.(a)	3,900	135,135
Pain Therapeutics, Inc.(a)	4,400	30,536
Perrigo Co.	4,500	184,455
PetMed Express, Inc.(a)	6,200	69,564
Pharmasset, Inc.(a)	200	3,100
Pozen, Inc.(a)	2,600	34,398
Sciele Pharma, Inc.(a)	17,000	327,590
United Therapeutics Corp.(a)	800	67,600
Valeant Pharmaceuticals International(a)	10,700	142,096
VIVUS, Inc.(a)	1,700	9,639
Xenoport, Inc.(a)	9,800	419,244
		5,549,114
Real Estate — 0.1%
Jones Lang Lasalle, Inc.	4,400	341,484
W.P. Carey & Co. LLC	100	2,988
		344,472
Real Estate Investment Trusts (REITS) — 3.2%
Acadia Realty Trust	1,000	25,640
Agree Realty Corp.	3,713	98,914

	Number of Shares	Value
Alexander's, Inc.(a)	100	$35,630
Alexandria Real Estate Equities, Inc.	2,600	273,078
Arbor Realty Trust, Inc.	2,900	50,083
Ashford Hospitality Trust	19,500	112,905
Associated Estates Realty Corp.	2,300	27,830
BioMed Realty Trust, Inc.	600	15,600
Brandywine Realty Trust	7,587	132,393
Capital Trust, Inc. Class A	1,600	42,800
CBL & Associates Properties, Inc.	6,490	158,940
Cedar Shopping Centers, Inc.	4,000	50,000
Colonial Properties Trust	1,904	46,134
Corporate Office Properties Trust	3,300	123,090
DCT Industrial Trust, Inc.	100	1,000
DiamondRock Hospitality Co.	17,500	223,125
Digital Realty Trust, Inc.	11,178	433,147
Eastgroup Properties	2,800	133,588
Entertainment Properties Trust	5,700	304,152
Equity Lifestyle Properties, Inc.	3,100	153,264
Equity One, Inc.	8,611	212,692
FelCor Lodging Trust, Inc.	16,500	207,735
First Industrial Realty Trust, Inc.	13,886	419,496
Glimcher Realty Trust	1,964	23,568
Gramercy Capital Corp.	2,000	38,000
Hersha Hospitality Trust	4,100	39,032
Highwoods Properties, Inc.	8,500	297,840
Home Properties, Inc.	2,500	131,425
Inland Real Estate Corp.	18,000	290,700
Kite Realty Group Trust	5,000	67,900
LaSalle Hotel Properties	4,600	147,522
Lexington Realty Trust	9,459	136,210
LTC Properties, Inc.	5,400	147,042
Medical Properties Trust, Inc.	2,300	27,945
Mid-America Apartment Communities, Inc.	3,292	172,830
National Health Investors, Inc.	2,300	70,357
National Retail Properties, Inc.	14,377	329,377
Nationwide Health Properties, Inc.	22,878	824,066
Omega Healthcare Investors, Inc.	13,400	234,500
Parkway Properties, Inc.	4,200	166,572

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pennsylvania Real Estate Investment Trust	9,500	$239,210
PS Business Parks, Inc.	3,800	217,512
RAIT Financial Trust	9,600	72,960
Ramco-Gershenson Properties Trust	4,000	89,880
Realty Income Corp.	16,600	436,746
Redwood Trust, Inc.	3,100	103,199
Resource Capital Corp.	800	6,952
Saul Centers, Inc.	1,600	79,840
Senior Housing Properties Trust	19,192	459,648
Sovran Self Storage, Inc.	2,300	102,810
Strategic Hotels & Resorts, Inc.	10,299	148,409
Sunstone Hotel Investors, Inc.	10,800	201,744
Tanger Factory Outlet Centers, Inc.	8,925	360,034
Taubman Centers, Inc.	4,300	243,681
Washington Real Estate Investment Trust	5,100	181,203
		9,369,950
Retail — 4.4%
99 Cents Only Stores(a)	10,800	102,708
A.C. Moore Arts & Crafts, Inc.(a)	3,600	23,796
Aeropostale, Inc.(a)	40,950	1,301,800
AutoNation, Inc.(a)	27,300	437,073
AutoZone, Inc.(a)	1,000	120,750
Big Lots, Inc.(a)	43,623	1,179,130
BJ's Wholesale Club, Inc.(a)	16,300	621,356
Blockbuster, Inc. Class A(a)	68,900	201,188
Bob Evans Farms, Inc.	15,577	437,246
Books-A-Million, Inc.	2,200	17,820
Brinker International, Inc.	20,200	458,338
Brown Shoe Co., Inc.	15,547	259,324
The Buckle, Inc.	21,253	1,032,471
Casey's General Stores, Inc.	18,907	418,412
Cash America International, Inc.	16,200	660,798
CBRL Group, Inc.	10,056	371,469
CEC Entertainment, Inc.(a)	4,300	159,960
China Nepstar Chain Drugstore Ltd. Sponsored ADR (Cayman Islands)	1,020	12,046
Chipotle Mexican Grill, Inc. Class A(a)	1,800	176,634
Conn's, Inc.(a)	3,000	52,890
Copart, Inc.(a)	600	24,522
Denny's Corp.(a)	33,450	105,368
Dollar Tree, Inc.(a)	21,628	683,445
Dress Barn, Inc.(a)	12,390	166,769

	Number of Shares	Value
Ezcorp, Inc.(a)	5,000	$60,700
Family Dollar Stores, Inc.	18,845	403,283
Finish Line Class A	3,600	23,652
Gymboree Corp.(a)	2,000	86,440
Hanesbrands, Inc.(a)	1,600	56,032
Haverty Furniture Cos., Inc.	700	6,391
Hot Topic, Inc.(a)	7,200	38,232
Insight Enterprises, Inc.(a)	16,532	199,376
Jack in the Box, Inc.(a)	1,600	42,800
Jo-Ann Stores, Inc.(a)	4,700	89,018
Jos A. Bank Clothiers, Inc.(a)	700	17,087
Longs Drug Stores Corp.	6,900	276,414
Lumber Liquidators, Inc.(a)	1,500	18,810
Macy's, Inc.	8,400	212,436
Men's Wearhouse, Inc.	10,661	283,902
Movado Group, Inc.	1,900	41,496
Nu Skin Enterprises, Inc. Class A	7,400	132,682
Office Depot, Inc.(a)	24,400	309,392
PC Connection, Inc.(a)	1,100	8,217
Penske Auto Group, Inc.	3,700	77,441
PF Chang's China Bistro, Inc.(a)	3,900	121,017
Polo Ralph Lauren Corp.	6,200	385,082
PriceSmart, Inc.	523	14,932
RadioShack Corp.	27,800	386,420
Red Robin Gourmet Burgers, Inc.(a)	3,400	139,672
Rush Enterprises, Inc. Class A(a)	3,200	51,584
Sally Beauty Co., Inc.(a)	59,400	359,964
School Specialty, Inc.(a)	1,800	52,992
		12,920,777
Savings & Loans — 0.1%
BankFinancial Corp.	200	3,208
Brookline Bancorp, Inc.	5,200	56,160
Dime Community Bancshares	3,600	67,212
Flushing Financial Corp.	1,200	23,424
Provident New York Bancorp	5,200	69,472
TierOne Corp.	3,630	32,525
WSFS Financial Corp.	584	29,673
		281,674
Semiconductors — 6.3%
Actel Corp.(a)	7,500	123,600
Advanced Analogic Technologies, Inc.(a)	4,900	33,908
Altera Corp.	12,600	268,128
Amkor Technology, Inc.(a)	73,270	699,728
Analog Devices, Inc.	21,100	679,631
Atmel Corp.(a)	85,500	318,060
ATMI, Inc.(a)	16,400	482,816

	Number of Shares	Value
Broadcom Corp. Class A(a)	23,100	$599,676
Brooks Automation, Inc.(a)	33,100	342,916
Cabot Microelectronics Corp.(a)	17,700	602,685
Cirrus Logic, Inc.(a)	1,700	12,155
Cohu, Inc.	7,700	133,749
Credence Systems Corp.(a)	13,400	13,936
Cypress Semiconductor Corp.(a)	20,300	570,836
Day4 Energy, Inc.	33,200	193,727
Diodes, Inc.(a)	5,100	137,904
DSP Group, Inc.(a)	200	2,626
Emcore Corp.(a)	14,500	89,610
Emulex Corp.(a)	22,820	298,714
Entegris, Inc.(a)	50,300	379,262
Fairchild Semiconductor International, Inc.(a)	15,000	195,600
Intellon Corp.(a)	6,900	37,950
Intersil Corp. Class A	24,500	654,640
IXYS Corp.(a)	800	5,736
KLA-Tencor Corp.	14,000	611,520
Lam Research Corp.(a)	13,600	555,424
LSI Corp.(a)	11,600	71,920
LTX Corp.(a)	745	2,161
Mattson Technology, Inc.(a)	10,500	50,925
Micrel, Inc.	35,626	349,847
Microtune, Inc.(a)	13,800	48,714
MKS Instruments, Inc.(a)	34,722	793,398
Monolithic Power Systems, Inc.(a)	10,900	249,610
Novellus Systems, Inc.(a)	22,300	487,478
Nvidia Corp.(a)	18,200	374,010
Omnivision Technologies, Inc.(a)	40,600	651,224
Pericom Semiconductor Corp.(a)	11,600	197,664
Photronics, Inc.(a)	4,700	49,820
PMC-Sierra, Inc.(a)	65,100	505,827
Rambus, Inc.(a)	11,200	257,152
Rubicon Technology, Inc.(a)	5,600	123,536
Rudolph Technologies, Inc.(a)	4,000	40,640
Semtech Corp.(a)	47,600	773,024
Sigma Designs, Inc.(a)	16,200	289,656
Silicon Image, Inc.(a)	4,900	29,253
Silicon Laboratories, Inc.(a)	23,300	786,841
Skyworks Solutions, Inc.(a)	97,300	845,537
Standard Microsystems Corp.(a)	9,900	293,535
Supertex, Inc.(a)	481	10,322
Techwell, Inc.(a)	600	6,300
Teradyne, Inc.(a)	52,800	701,712
Tessera Technologies, Inc.(a)	5,300	107,272

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TriQuint Semiconductor, Inc.(a)	30,100	$198,359
Ultra Clean Holdings, Inc.(a)	4,200	44,898
Varian Semiconductor Equipment Associates, Inc.(a)	16,150	591,575
Veeco Instruments, Inc.(a)	7,200	135,576
Verigy Ltd.(a)	16,700	356,879
Volterra Semiconductor Corp.(a)	2,700	40,662
Xilinx, Inc.	27,700	686,129
Zoran Corp.(a)	31,300	411,908
		18,607,901
Software — 5.1%
Activision, Inc.(a)	24,800	670,840
Actuate Corp.(a)	19,086	77,680
Acxiom Corp.	18,800	222,404
Advent Software, Inc.(a)	13,533	539,425
Ansys, Inc.(a)	14,200	571,266
ArcSight, Inc.(a)	600	4,614
Aspen Technology, Inc.(a)	50,480	693,595
Autodesk, Inc.(a)	17,500	665,000
Blackbaud, Inc.	15,700	368,793
Blackboard, Inc.(a)	4,200	145,068
BMC Software, Inc.(a)	20,836	724,259
Commvault Systems, Inc.(a)	12,700	156,210
Compuware Corp.(a)	56,700	427,518
Concur Technologies, Inc.(a)	9,900	328,086
CSG Systems International, Inc.(a)	14,937	180,738
Deltek, Inc.(a)	1,200	14,736
Digi International, Inc.(a)	2,400	19,776
Double-Take Software, Inc.(a)	5,500	81,840
Eclipsys Corp.(a)	11,000	228,470
Epicor Software Corp.(a)	5,700	45,600
EPIQ Systems, Inc.(a)	9,100	140,504
Fair Isaac Corp.	14,074	348,613
FalconStor Software, Inc.(a)	7,800	63,570
Informatica Corp.(a)	45,600	727,776
InnerWorkings, Inc.(a)	7,400	99,456
Interactive Intelligence, Inc.(a)	7,700	97,713
JDA Software Group, Inc.(a)	10,500	198,450
Lawson Software, Inc.(a)	44,800	357,952
ManTech International Corp. Class A(a)	18,900	902,853
MicroStrategy, Inc. Class A(a)	8,268	733,620
NAVTEQ Corp.(a)	2,400	178,104
Noah Education Holdings Ltd. ADR (Cayman Islands)(a)	7,730	47,617
Novell, Inc.(a)	36,700	230,476

	Number of Shares	Value
Omnicell, Inc.(a)	11,004	$132,268
Open Text Corp.(a)	20,230	752,960
Parametric Technology Corp.(a)	17,600	306,768
Phase Forward, Inc.(a)	11,318	208,251
Phoenix Technologies Ltd.(a)	1,900	22,401
Progress Software Corp.(a)	8,800	266,024
PROS Holdings, Inc.(a)	5,400	63,072
Quest Software, Inc.(a)	35,800	476,856
RightNow Technologies, Inc.(a)	1,700	20,349
Salesforce.com, Inc.(a)	9,700	647,281
Schawk, Inc. Class A	700	11,221
Seachange International, Inc.(a)	900	6,444
Soundbite Communications, Inc.(a)	7,200	29,304
SPSS, Inc.(a)	6,199	261,846
Sybase, Inc.(a)	17,600	517,792
Synchronoss Technologies, Inc.(a)	5,100	106,437
SYNNEX Corp.(a)	5,500	131,340
Taleo Corp. Class A(a)	9,000	175,500
THE9 Ltd. ADR (Cayman Islands)(a)	1,659	35,619
Tyler Technologies, Inc.(a)	15,200	219,944
The Ultimate Software Group, Inc.(a)	4,800	157,392
Wind River Systems, Inc.(a)	16,200	133,488
		14,975,179
Storage & Warehousing — 0.0%
Mobile Mini, Inc.(a)	1,816	38,590
Telecommunications — 3.5%
ADC Telecommunications, Inc.(a)	28,800	403,776
ADTRAN, Inc.	20,700	489,762
Alaska Communications Systems Group, Inc.	10,074	112,627
Atheros Communications, Inc.(a)	3,800	101,156
Atlantic Tele-Network, Inc.	5,100	158,763
Black Box Corp.	2,780	82,649
Cbeyond, Inc.(a)	2,300	45,402
Centennial Communications Corp.(a)	24,800	150,288
CenturyTel, Inc.	13,619	441,937
Cincinnati Bell, Inc.(a)	146,391	679,254
CommScope, Inc.(a)	4,208	200,091
Comtech Telecommunications(a)	17,200	666,156

	Number of Shares	Value
Consolidated Communications Holdings, Inc.	3,266	$46,704
CPI International, Inc.(a)	400	4,580
EMS Technologies, Inc.(a)	7,452	192,709
Extreme Networks(a)	41,200	124,836
Foundry Networks, Inc.(a)	67,300	856,729
General Communication, Inc. Class A(a)	800	4,968
GeoEye, Inc.(a)	7,600	175,028
Globecomm Systems, Inc.(a)	1,100	9,768
Harmonic, Inc.(a)	48,500	401,095
Harris Corp.	8,300	448,449
Hypercom Corp.(a)	600	2,562
Iowa Telecommunications Services, Inc.	3,900	67,548
Ixia(a)	10,200	72,318
Loral Space & Communications, Inc.(a)	200	4,318
Mastec, Inc.(a)	10,900	89,271
Netgear, Inc.(a)	3,000	48,630
Network Equipment Technologies, Inc.(a)	5,200	33,800
Novatel Wireless, Inc.(a)	8,400	74,928
NTELOS Holdings Corp.	21,600	559,008
Plantronics, Inc.	30,600	762,246
Premiere Global Services, Inc.(a)	56,900	826,188
Rural Cellular Corp. Class A(a)	2,100	93,324
ShoreTel, Inc.(a)	6,500	30,095
Sycamore Networks, Inc.(a)	5,900	18,998
Syniverse Holdings, Inc.(a)	44,600	700,666
Tekelec(a)	10,200	150,144
Telephone & Data Systems, Inc.	11,500	440,450
Tellabs, Inc.(a)	65,800	339,528
Viasat, Inc.(a)	11,803	260,846
		10,371,595
Textiles — 0.2%
G&K Services, Inc. Class A	2,000	63,060
Mohawk Industries, Inc.(a)	6,400	487,616
		550,676
Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.(a)	16,600	389,934
Marvel Entertainment, Inc.(a)	908	26,050
RC2 Corp.(a)	1,700	31,450
		447,434

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.2%
ABX Holdings, Inc.(a)	10,400	$27,872
Atlas Air Worldwide Holdings, Inc.(a)	10,100	612,868
Bristow Group, Inc.(a)	1,000	52,750
CAI International, Inc.(a)	9,600	140,640
Excel Maritime Carriers Ltd.	9,800	389,158
Golar LNG Ltd.	2,400	48,144
Gulfmark Offshore, Inc.(a)	11,500	687,700
Hub Group, Inc. Class A(a)	4,343	141,973
Knightsbridge Tankers Ltd.	800	23,088
Marten Transport Ltd.(a)	200	3,260
Pacer International, Inc.	7,300	135,488
Ryder System, Inc.	7,700	527,219
Star Bulk Carriers Corp.	4,700	59,126
TBS International Ltd.(a)	4,000	160,720
Tidewater, Inc.	7,771	506,824
		3,516,830
Water — 0.1%
California Water Service Group	2,800	108,360
Cascal NV(a)	16,800	203,616
Consolidated Water Co., Inc.	300	7,110
		319,086
TOTAL COMMON STOCK — 99.2% (Cost $299,593,281)		292,069,358
TOTAL EQUITIES (Cost $299,593,281)		292,069,358
WARRANTS — 0.0%
Redcorp Ventures Ltd., Expires 7/10/2009, Strike 0.65	169,400	3,357
TOTAL WARRANTS — 0.0% (Cost $0)		3,357
TOTAL LONG-TERM INVESTMENTS — 99.2% (Cost $299,593,281)		292,072,715
SHORT-TERM INVESTMENTS — 0.0%
CASH EQUIVALENTS(c) — 0.0%
State Street Navigator Securities Lending Prime Portfolio	83,331	83,331
TOTAL SHORT-TERM INVESTMENTS (Cost $83,331)		83,331
TOTAL INVESTMENTS — 99.2% (Cost $299,676,612)(d)		292,156,046
Other Assets/ (Liabilities) — 0.8%		2,470,068
NET ASSETS — 100.0%		$294,626,114

Notes to Portfolio of Investments

ADR  - American Depositary Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Represents investment of security lending collateral (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 98.2%
Aerospace & Defense — 4.4%
Boeing Co.	38,900	$3,301,054
Empresa Brasileira de Aeronautica SA ADR (Brazil)	137,600	5,735,168
European Aeronautic Defence and Space Co.	235,440	5,897,791
Lockheed Martin Corp.	37,400	3,965,896
Northrop Grumman Corp.	48,200	3,546,074
Raytheon Co.	79,200	5,066,424
		27,512,407
Apparel — 0.9%
Burberry Group PLC	247,890	2,362,679
Tod's SpA	49,700	2,984,201
		5,346,880
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	116,781	6,385,526
Toyota Motor Corp.	84,130	4,256,419
		10,641,945
Banks — 4.6%
BNP Paribas	16,460	1,767,858
HSBC Holdings PLC	409,630	7,065,543
ICICI Bank Ltd. Sponsored ADR (India)	44,500	1,984,255
Royal Bank of Scotland Group PLC	888,344	5,990,143
Societe Generale(a)	10,502	1,193,523
Societe Generale Class A	36,651	4,261,806
Sumitomo Mitsui Financial Group, Inc.	756	6,529,998
		28,793,126
Beverages — 2.6%
Cia de Bebidas das Americas ADR (Brazil)	57,400	4,207,420
Diageo PLC	173,104	3,535,717
Fomento Economico Mexicano SAB de CV	1,373,500	5,942,963
Grupo Modelo SAB de CV	602,900	2,655,707
		16,341,807
Biotechnology — 0.7%
Basilea Pharmaceutica(a)	4,108	595,384
InterMune, Inc.(a)	51,200	811,520
NicOx SA(a)	40,740	944,548

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	34,500	$676,890
Seattle Genetics, Inc.(a)	95,000	965,200
		3,993,542
Commercial Services — 2.0%
Automatic Data Processing, Inc.	182,100	8,048,820
Experian Group Ltd.	227,381	1,701,826
Secom Co. Ltd.	62,000	2,885,840
		12,636,486
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	61,800	4,369,260
Diversified Financial — 2.6%
Citigroup, Inc.	184,300	4,657,261
Credit Saison Co. Ltd.	93,020	2,477,641
Credit Suisse Group	168,874	8,992,871
		16,127,773
Electric — 1.1%
Fortum Oyj	154,300	6,504,202
Electrical Components & Equipment — 1.7%
Emerson Electric Co.	147,300	7,697,898
Mitsubishi Electric Corp.	268,000	2,744,361
		10,442,259
Electronics — 4.6%
Fanuc Ltd.	20,100	2,117,574
Hoya Corp.	157,100	4,347,747
Keyence Corp.	15,420	3,926,477
Koninklijke Philips Electronics NV	215,800	8,078,025
Kyocera Corp.	31,000	2,830,366
Murata Manufacturing Co. Ltd.	95,210	4,980,418
Nidec Corp.	26,700	1,986,689
		28,267,296
Entertainment — 0.6%
Aristocrat Leisure Ltd.	75,900	534,725
International Game Technology	75,500	2,622,870
Shuffle Master, Inc.(a)	55,900	274,469
		3,432,064
Foods — 2.1%
Cadbury Schweppes PLC	581,327	6,701,207
Tesco PLC	741,148	6,252,474
		12,953,681

	Number of Shares	Value
Health Care – Products — 0.6%
Smith & Nephew PLC	306,124	$3,954,972
Health Care – Services — 0.3%
Aetna, Inc.	36,500	1,591,400
Holding Company – Diversified — 1.6%
LVMH Moet Hennessy Louis Vuitton SA	87,920	10,015,585
Home Furnishing — 1.6%
Sony Corp.	220,700	10,063,129
Household Products — 2.0%
Hindustan Unilever Ltd.	753,800	4,639,225
Reckitt Benckiser Group PLC	135,596	7,885,627
		12,524,852
Insurance — 5.8%
ACE Ltd.	58,200	3,508,878
AFLAC, Inc.	87,800	5,853,626
Allianz SE	43,548	8,830,163
American International Group, Inc.	174,200	8,048,040
Prudential PLC	410,012	5,574,421
Sony Financial Holdings, Inc.	387	1,620,120
XL Capital Ltd. Class A	80,000	2,791,200
		36,226,448
Internet — 1.7%
eBay, Inc.(a)	340,100	10,641,729
Investment Companies — 0.9%
Investor AB Class B	240,521	5,707,241
Leisure Time — 1.4%
Carnival Corp.	191,300	7,684,521
Sega Sammy Holdings, Inc.	98,700	1,194,396
		8,878,917
Manufacturing — 3.2%
3M Co.	85,900	6,605,710
Siemens AG	114,677	13,480,371
		20,086,081
Media — 4.1%
Dish TV India Ltd.(a)	462,498	657,032
Grupo Televisa SA Sponsored ADR (Mexico)	285,500	7,046,140
Sirius Satellite Radio, Inc.(a)	1,724,776	4,432,674
The Walt Disney Co.	221,800	7,192,974
Wire and Wireless India Ltd.(a)	431,551	473,922

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WPP Group PLC	256,570	$3,123,326
Zee Entertainment Enterprises Ltd.	481,102	2,533,308
		25,459,376
Metal Fabricate & Hardware — 1.0%
Assa Abloy AB, Series B	401,600	6,251,635
Oil & Gas — 3.2%
BP PLC Sponsored ADR (United Kingdom)	81,300	5,917,827
Husky Energy, Inc.	206,100	9,286,139
Total SA	52,960	4,435,903
		19,639,869
Oil & Gas Services — 2.8%
Technip SA	91,030	8,338,917
Transocean, Inc.(a)	63,072	9,300,597
		17,639,514
Pharmaceuticals — 4.8%
Acadia Pharmaceuticals, Inc.(a)	57,600	460,800
Chugai Pharmaceutical Co. Ltd.	122,500	1,701,904
Gilead Sciences, Inc.(a)	89,600	4,637,696
Roche Holding AG	63,259	10,471,697
Sanofi-Aventis	77,480	5,949,625
Shionogi & Co. Ltd.	278,800	5,342,259
Theravance, Inc.(a)	82,100	1,025,429
		29,589,410
Retail — 7.2%
Bulgari SpA	299,600	3,489,158
Hennes & Mauritz AB Class B	201,600	11,950,887
Inditex SA	113,100	6,162,230
McDonald's Corp.	102,800	6,124,824
Seven & I Holdings Co. Ltd.	80,611	2,395,357
Tiffany & Co.	147,500	6,422,150
Wal-Mart Stores, Inc.	138,100	8,007,038
		44,551,644
Semiconductors — 5.7%
Advanced Micro Devices, Inc.(a)	428,000	2,550,880
Altera Corp.	221,100	4,705,008
Cree, Inc.(a)	133,200	3,463,200
Linear Technology Corp.	91,600	3,202,336
Maxim Integrated Products, Inc.	204,100	4,292,223
MediaTek, Inc.	514,970	6,657,087
Taiwan Semiconductor Manufacturing Co. Ltd.	2,122,896	4,626,082

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	174,606	$1,962,571
Xilinx, Inc.	147,800	3,661,006
		35,120,393
Software — 7.1%
Adobe Systems, Inc.(a)	203,300	7,581,057
Infosys Technologies Ltd.	191,697	8,282,022
Intuit, Inc.(a)	253,800	6,844,986
Microsoft Corp.	334,800	9,548,496
SAP AG	168,157	8,458,036
Square Enix Co. Ltd.	103,300	3,362,606
		44,077,203
Telecommunications — 11.1%
Corning, Inc.	302,900	8,090,459
Juniper Networks, Inc.(a)	379,200	10,473,504
KDDI Corp.	1,005	6,435,690
SK Telecom Co. Ltd. ADR (South Korea)	226,200	5,105,334
Tandberg ASA	187,100	3,166,485
Telefonaktiebolaget LM Ericsson Class B	8,557,400	21,776,666
Vodafone Group PLC	4,378,776	13,823,577
		68,871,715
Toys, Games & Hobbies — 0.6%
Nintendo Co. Ltd.	7,200	3,969,054
Transportation — 1.0%
TNT NV	116,000	4,489,368
United Parcel Service, Inc. Class B	24,200	1,752,322
		6,241,690
Venture Capital — 0.2%
3i Group PLC	84,970	1,440,116
TOTAL COMMON STOCK — 98.2% (Cost $523,523,882)		609,904,701
PREFERRED STOCK — 1.1%
Bayerische Motoren Werke AG	37,097	1,607,982
Porsche Automobil Holdings SE	27,270	4,972,169
		6,580,151
TOTAL PREFERRED STOCK — 1.1% (Cost $3,575,329)		6,580,151
TOTAL EQUITIES (Cost $527,099,211)		616,484,852

	Principal Amount	Value
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Pharmaceuticals — 0.1%
Theravance, Inc. 3.000% 1/15/2015	$518,000	$381,378
TOTAL CORPORATE DEBT — 0.1% (Cost $518,000)		381,378
TOTAL BONDS & NOTES — 0.1% (Cost $518,000)		381,378
TOTAL LONG-TERM INVESTMENTS — 99.4% (Cost $527,617,211)		616,866,230
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/2008, 1.05%, due 5/01/2008(b)	1,526,319	1,526,319
TOTAL SHORT-TERM INVESTMENTS (Cost $1,526,319)		1,526,319
TOTAL INVESTMENTS — 99.6% (Cost $529,143,530)(c)		618,392,549
Other Assets/ (Liabilities) — 0.4%		2,596,249
NET ASSETS — 100.0%		$620,988,798

Notes to Portfolio of Investments

ADR  - American Depositary Receipt

(a)  Non-income producing security.

(b)  Maturity value of $1,526,363. Collateralized by U.S Government Agency obligations with a rate of 4.810%, maturity date of 09/01/2035, and an aggregate market value, including accrued interest, of $1,559,353.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%
COMMON STOCK — 93.4%
Aerospace & Defense — 0.9%
Empresa Brasileira de Aeronautica SA	952,819	$9,749,305
Apparel — 0.8%
Burberry Group PLC	918,554	8,754,884
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	126,610	6,922,970
Honda Motor Co. Ltd.	143,226	4,538,105
Toyota Motor Corp.	137,900	6,976,825
		18,437,900
Automotive & Parts — 1.3%
Continental AG	121,658	14,233,019
Banks — 3.1%
Anglo Irish Bank Corp. PLC	842,475	11,446,396
ICICI Bank Ltd. Sponsored ADR (India)	210,775	9,398,457
Royal Bank of Scotland Group PLC	843,107	5,685,108
Societe Generale Class A	43,854	5,099,377
UniCredit SpA	222,087	1,664,959
		33,294,297
Beverages — 1.9%
C&C Group PLC	835,831	5,677,710
Foster's Group Ltd.	271,834	1,298,441
Heineken NV	73,000	4,239,275
Pernod-Ricard SA	75,258	8,650,161
		19,865,587
Biotechnology — 2.9%
CSL Ltd., Australia	234,800	8,769,735
Marshall Edwards, Inc. (Acquired 1/02/2003- 1/02/2004, Cost $5,734,320)(a) (h)	1,433,580	4,401,091
NicOx SA(a) (d)	778,829	18,056,978
		31,227,804
Building Materials — 0.4%
Sika AG	2,670	4,585,905
Chemicals — 2.3%
Filtrona PLC	906,522	2,708,137
Nufarm Ltd.	749,831	12,604,811
Syngenta AG	30,424	8,957,287
		24,270,235

	Number of Shares	Value
Commercial Services — 4.4%
BTG PLC(a)	895,971	$2,080,865
Bunzl PLC	682,260	9,982,809
Capita Group PLC	1,425,016	18,627,158
Dignity PLC	239,900	3,668,710
Experian Group Ltd.	565,518	4,232,601
Prosegur Cia de Seguridad SA	191,129	8,294,664
		46,886,807
Computers — 0.9%
Logitech International SA(a)	321,566	9,670,356
Cosmetics & Personal Care — 0.6%
L'Oreal SA	58,250	6,891,419
Distribution & Wholesale — 0.2%
Wolseley PLC	186,220	1,840,643
Diversified Financial — 3.8%
Collins Stewart PLC	2,333,031	5,596,847
Credit Suisse Group	61,638	3,282,344
Housing Development Finance Corp.	113,000	7,835,677
ICAP PLC	272,940	3,143,893
Mediobanca SpA	142,700	2,960,832
Paragon Group of Cos. PLC	2,167,524	4,304,645
Tullett Prebon PLC	1,625,151	13,934,588
		41,058,826
Electric — 0.4%
Fortum Oyj	88,300	3,722,107
Electrical Components & Equipment — 0.5%
Ushio, Inc.	258,900	4,914,063
Electronics — 4.8%
Art Advanced Research Technologies, Inc.	836,671	99,466
Art Advanced Research Technologies, Inc.	2,653,076	315,404
Art Advanced Research Technologies, Inc.	2,757,900	327,866
Art Advanced Research Technologies, Inc.(a)	3,163,727	376,112
Hoya Corp.	311,100	8,609,701
Ibiden Co. Ltd.	70,394	3,080,757
Keyence Corp.	39,009	9,933,071
Koninklijke Philips Electronics NV	91,600	3,428,856
Nidec Corp.	191,000	14,211,898

	Number of Shares	Value
Nippon Electric Glass Co. Ltd.	161,000	$2,475,534
Omron Corp.	135,721	2,818,497
Phoenix Mecano	11,236	5,765,244
		51,442,406
Energy – Alternate Sources — 0.4%
Ceres Power Holdings PLC(a)	1,505,950	4,363,933
Engineering & Construction — 4.9%
ABB Ltd.	918,176	27,982,284
Boskalis Westminster	162,357	9,726,349
Leighton Holdings Ltd.	266,669	11,756,375
Vinci SA	39,310	2,892,857
		52,357,865
Entertainment — 0.2%
William Hill PLC	324,400	2,467,400
Foods — 2.8%
Barry Callebaut AG(a)	16,651	12,339,958
Cadbury Schweppes PLC	257,763	2,971,345
Nestle SA	9,138	4,351,883
Royal Numico NV(c)	45,274	3,876,169
WM Morrison Supermarkets PLC	431,014	2,433,870
Woolworths Ltd.	163,371	4,400,791
		30,374,016
Health Care – Products — 7.2%
Cie Generale d'Optique Essilor International SA	77,600	4,817,628
Luxottica Group SpA	237,800	6,654,760
Nobel Biocare Holding AG	132,615	4,764,293
Ortivus AB Class A(a)	114,300	95,346
Ortivus AB Class B(a)	859,965	1,004,540
Smith & Nephew PLC	455,790	5,888,584
Sonova Holding AG	92,906	7,762,430
Straumann Holding AG	19,504	5,166,496
Synthes, Inc.	106,014	14,447,190
Terumo Corp.	120,800	5,951,749
William Demant Holding(a)	252,000	19,924,548
		76,477,564
Health Care – Services — 1.3%
Sonic Healthcare Ltd.	978,800	14,011,476
Holding Company – Diversified — 0.5%
LVMH Moet Hennessy Louis Vuitton SA	47,450	5,405,363

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.6%
SEB SA	48,133	$8,762,184
Sony Corp.	175,800	8,015,850
		16,778,034
Insurance — 2.2%
Allianz SE	27,656	5,607,766
AMP Ltd.	463,099	3,399,169
Prudential PLC	268,102	3,645,048
QBE Insurance Group Ltd.	465,337	11,061,418
		23,713,401
Internet — 2.1%
United Internet AG	150,823	3,213,996
Yahoo! Japan Corp.	42,611	18,859,432
		22,073,428
Leisure Time — 1.2%
Carnival Corp.	138,600	5,567,562
Ducati Motor Holding SpA(a)	2,901,300	7,641,881
		13,209,443
Machinery – Construction & Mining — 0.2%
Takeuchi Manufacturing Co. Ltd.	89,942	2,143,517
Machinery – Diversified — 2.4%
Alstom	78,760	18,201,738
Demag Cranes AG	124,700	6,875,522
		25,077,260
Manufacturing — 2.1%
Aalberts Industries NV	685,798	14,713,509
Siemens AG	66,218	7,783,978
		22,497,487
Media — 2.8%
British Sky Broadcasting PLC	314,390	3,384,825
Grupo Televisa SA Sponsored ADR (Mexico)	233,600	5,765,248
Mediaset SpA	800,400	7,255,368
Societe Television Francaise 1	195,380	4,108,219
Vivendi(a)	143,830	5,823,431
Zee Entertainment Enterprises Ltd.	712,516	3,751,850
		30,088,941
Mining — 4.8%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	692,600	22,052,384

	Number of Shares	Value
Impala Platinum Holdings Ltd.	390,400	$15,964,007
Rio Tinto PLC	111,195	12,883,081
		50,899,472
Office Equipment/Supplies — 0.7%
Canon, Inc.	154,400	7,690,230
Oil & Gas — 2.9%
BG Group PLC	608,150	14,759,707
BP PLC Sponsored ADR (United Kingdom)	85,100	6,194,429
Total SA	122,310	10,244,625
		31,198,761
Oil & Gas Services — 1.6%
Technip SA	182,310	16,700,736
Pharmaceuticals — 3.7%
Astellas Pharma, Inc.	44,870	1,833,173
GlaxoSmithKline PLC	58,655	1,296,919
NeuroSearch AS(a) (d)	202,909	11,650,969
Novogen Ltd.(a)	3,083,390	4,784,719
Roche Holding AG	45,222	7,485,908
Sanofi-Aventis	62,013	4,761,927
Santhera Pharmaceuticals AG(a)	20,372	1,358,257
Shionogi & Co. Ltd.	149,000	2,855,081
Takeda Pharmaceutical Co. Ltd.	67,100	3,543,810
		39,570,763
Real Estate — 1.8%
Daito Trust Construction Co. Ltd.	126,712	5,848,581
DIC Asset AG	140,872	4,597,108
Solidere GDR (Lebanon)(b)	344,537	8,320,569
		18,766,258
Retail — 4.1%
Carphone Warehouse Group PLC	1,056,600	5,652,633
Compagnie Financiere Richemont AG Class A	112,899	6,815,564
Hennes & Mauritz AB Class B	162,200	9,615,248
Inditex SA	169,700	9,246,069
Next PLC	147,590	3,329,450
PPR SA	26,830	3,496,306
Swatch Group AG Class B	22,301	5,930,532
		44,085,802
Semiconductors — 0.4%
ASM International NV	171,100	3,978,075

	Number of Shares	Value
Shipbuilding — 0.8%
Hyundai Heavy Industries	24,938	$8,851,709
Software — 3.3%
Autonomy Corp. PLC(a)	685,902	11,603,755
Compugroup Holding AG(a)	245,027	3,739,451
Infosys Technologies Ltd.	175,338	7,575,253
Proteome Systems Ltd.(a)(c)	8,852,600	984,667
Sage Group PLC	726,140	2,829,260
SAP AG	113,418	5,704,749
Square Enix Co. Ltd.	82,300	2,679,017
		35,116,152
Telecommunications — 4.1%
KDDI Corp.	700	4,482,571
Nokia Oyj	141,300	4,240,281
Tandberg ASA	816,700	13,821,851
Telefonaktiebolaget LM Ericsson Class B	6,084,400	15,483,435
Vodafone Group PLC	1,852,547	5,848,398
		43,876,536
Toys, Games & Hobbies — 1.6%
Nintendo Co. Ltd.	30,600	16,868,480
Transportation — 0.4%
Tsakos Energy Navigation Ltd.	134,188	4,361,110
Venture Capital — 0.4%
3i Group PLC	238,321	4,039,188
TOTAL COMMON STOCK — 93.4% (Cost $716,087,261)		997,887,963
PREFERRED STOCK — 1.2%
Auto Manufacturers — 0.6%
Porsche Automobil Holdings SE	32,550	5,934,877
Insurance — 0.6%
Ceres Group, Inc., Series C (Acquired 1/06/1999-4/26/2006, Cost $3,984,192)(c) (h)	996,820	6,479,330
Ceres Group, Inc., Series D (Acquired 3/15/2001-3/09/2006, Cost $178,200)(a) (c) (h)	29,700	193,050
		6,672,380
TOTAL PREFERRED STOCK — 1.2% (Cost $7,837,151)		12,607,256
TOTAL EQUITIES (Cost $723,924,412)		1,010,495,219

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.1%
Biotechnology — 0.1%
Marshall Edwards, Inc. Warrants, Expires 12/12/2012(c)	97,405	$151,146
Marshall Edwards, Inc. Warrants Expires 12/12/2012	278,300	854,381
		1,005,527
TOTAL WARRANTS — 0.1% (Cost $807,070)		1,005,527
TOTAL LONG-TERM INVESTMENTS — 94.7% (Cost $724,731,482)		1,011,500,746
SHORT-TERM INVESTMENTS — 5.3%
Cash Equivalents — 0.3%(e)
State Street Navigator Securities Lending Prime Portfolio		3,376,879
	Principal Amount
Repurchase Agreement — 5.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 4/30/2008 1.05%, due 5/01/2008(f)	$53,457,916	53,457,916
TOTAL SHORT-TERM INVESTMENTS (Cost $56,834,795)		56,834,795
TOTAL INVESTMENTS — 100.0% (Cost $781,566,277)(g)		1,068,335,541
Other Assets/ (Liabilities) — (0.0)%		(205,976)
NET ASSETS — 100.0%		$1,068,129,565

Notes to Portfolio of Investments

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $8,320,569 or 0.78% of net assets.

(c)  This security is valued in good faith under procedures established by the Board of Trustees.

(d)  Denotes all or a portion of security on loan. (Note 2).

(e)  Represents investment of security lending collateral (Note 2).

(f)  Maturity value of $53,459,475. Collateralized by U.S Government Agency obligations with rates ranging from 4.613% – 4.738%, maturity dates ranging from 07/01/2035 – 08/01/2035, and an aggregate market value, including accrued interest, of $54,528,012.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

(h)  Restricted security. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2008 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.9%
COMMON STOCK — 91.7%
Aerospace & Defense — 2.3%
Rolls Royce Group	23,519,821	$46,676
Rolls-Royce Group PLC(a)	288,444	2,493,499
		2,540,175
Agriculture — 1.6%
Imperial Tobacco Group PLC	37,395	1,792,979
Banks — 4.5%
Julius Baer Holding AG	33,569	2,467,967
Standard Chartered PLC	70,573	2,495,832
		4,963,799
Beverages — 2.2%
Coca Cola Hellenic Bottling Co. SA	54,861	2,460,071
Chemicals — 8.3%
Bayer AG	29,428	2,501,013
Lonza Group AG Registered	18,629	2,524,838
Syngenta AG	7,958	2,342,956
Yara International ASA	25,772	1,861,429
		9,230,236
Commercial Services — 2.2%
De La Rue PLC	146,235	2,470,890
Distribution & Wholesale — 4.2%
Mitsubishi Corp.	72,900	2,346,689
Mitsui & Co. Ltd.	100,000	2,318,058
		4,664,747
Diversified Financial — 7.0%
Hellenic Exchanges SA	114,826	2,498,964
Nomura Holdings, Inc.	161,300	2,793,540
Singapore Exchange Ltd.	385,000	2,421,774
		7,714,278
Electrical Components & Equipment — 2.2%
Toshiba Corp.	298,000	2,479,190
Engineering & Construction — 4.5%
Aker Kvaerner ASA	100,350	2,532,781
WorleyParsons Ltd.	69,009	2,508,510
		5,041,291
Foods — 2.3%
Unilever PLC	75,082	2,523,056

	Number of Shares	Value
Holding Company – Diversified — 2.0%
Keppel Corp Ltd.	289,000	$2,188,794
Home Furnishing — 2.3%
Rational AG	11,671	2,571,629
Household Products — 2.2%
Reckitt Benckiser Group PLC	42,202	2,454,270
Insurance — 4.6%
QBE Insurance Group Ltd.	107,379	2,552,481
Zurich Financial Services AG	8,365	2,539,319
		5,091,800
Iron & Steel — 1.9%
ArcelorMittal	23,379	2,059,955
Machinery – Construction & Mining — 2.4%
Komatsu Ltd.	88,200	2,681,721
Manufacturing — 2.1%
Dyno Nobel Ltd.	847,638	2,330,263
Mining — 7.9%
Lihir Gold Ltd.(a)	855,895	2,429,375
Lonmin PLC	39,535	2,413,299
Peter Hambro Mining PLC(a)	59,257	1,474,337
Xstrata PLC	31,598	2,449,664
		8,766,675
Oil & Gas — 4.6%
Total SA	30,303	2,538,164
Tullow Oil PLC	168,808	2,532,565
		5,070,729
Oil & Gas Services — 2.3%
Fugro NV	28,785	2,557,885
Pharmaceuticals — 2.3%
Novo Nordisk A/S Class B	37,375	2,562,555
Real Estate — 2.2%
Capitaland Ltd.	485,000	2,441,428
Telecommunications — 11.2%
Millicom International Cellular SA(a)	23,225	2,476,183
Mobistar SA	28,114	2,495,812
Neuf Cegetel	43,490	2,427,162
Telefonica SA	85,591	2,475,332
Vodafone Group PLC	798,995	2,522,387
		12,396,876

	Number of Shares	Value
Transportation — 2.4%
Tokyu Corp.	500,000	$2,628,898
TOTAL COMMON STOCK — 91.7% (Cost $92,025,415)		101,684,190
PREFERRED STOCK — 2.2%
Fresenius SE	28,970	2,395,354
TOTAL PREFERRED STOCK — 2.2% (Cost $2,143,111)		2,395,354
TOTAL EQUITIES (Cost $94,168,526)		104,079,544
MUTUAL FUND — 2.3%
iShares MSCI EAFE Index Fund	33,073	2,507,264
TOTAL MUTUAL FUND (Cost $2,374,833)		2,507,264
TOTAL LONG-TERM INVESTMENTS — 96.2% (Cost $96,543,359)		106,586,808
	Principal Amount
SHORT-TERM INVESTMENTS — 8.9%
Repurchase Agreement — 8.9%
State Street Bank & Trust Co. Repurchase Agreements, dated 4/30/2008, 1.05%, due 5/01/2008(b)	$9,924,797	9,924,797
TOTAL SHORT-TERM INVESTMENTS (Cost $9,924,797)		9,924,797
TOTAL INVESTMENTS — 105.1% (Cost $106,468,156)(c)		116,511,605
Other Assets/ (Liabilities) — (5.1)%		(5,645,436)
NET ASSETS — 100.0%		$110,866,169

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Maturity value of $9,925,087. Collateralized by U.S Government Agency obligations with a rate of 5.00%, maturity date of 09/01/2035, and an aggregate market value, including accrued interest, of $10,126,070.

(c)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund
Assets:
Investments, at value (Note 2)(a)	$-	$284,198,897	$313,973,059	$1,434,549,466	$429,686,673	$401,532,626	$178,780,011	$38,074,949
Short-term investments, at value (Note 2)(b)	893,243,660	145,812,265	2,848,437	237,055,657	80,501,611	35,647,754	1,313,885	-
Total investments(c)	893,243,660	430,011,162	316,821,496	1,671,605,123	510,188,284	437,180,380	180,093,896	38,074,949
Foreign currency, at value(d)	-	-	-	-	-	1,002,818	-	428,731
Receivables from:
Investments sold	-	9,559,550	-	28,671,524	26,593,945	1,738,305	-	62,400
Open forward foreign currency contracts (Note 2)	-	-	-	-	-	2,487,944	-	178,289
Investment adviser (Note 3)	-	-	-	-	-	6,906	-	3,349
Fund shares sold	4,588,674	20,813,401	228,488	1,470,448	244,130	340,489	91,111	11
Interest and dividends	-	2,809,559	1,492,130	14,193,334	4,138,357	4,843,771	4,087,941	626,865
Variation margin on open futures contracts (Note 2)	-	-	-	145,451	30,686	362,364	-	-
Foreign taxes withheld	-	-	-	-	-	977	-	-
Open swap agreements, at value (Note 2)	-	37,278	-	120,681	112,357,668	27,653,439	-	-
Total assets	897,832,334	463,230,950	318,542,114	1,716,206,561	653,553,070	475,617,393	184,272,948	39,374,594
Liabilities:
Payables for:
Investments purchased	-	15,590,570	-	55,156,315	4,421,974	8,709,823	-	41,887
Written options outstanding, at value (Note 2)(e)	-	-	-	-	-	18,683	-	-
Dividends (Note 2)	88	-	-	-	-	-	-	-
Open forward foreign currency contracts (Note 2)	-	-	-	-	-	2,659,658	-	597,076
Fund shares repurchased	15,256,681	1,860,064	81,740	873,884	133,653	207,855	235,167	30,198
Variation margin on open financial futures contracts (Note 2)	-	139,217	-	-	-	-	-	-
Securities on loan (Note 2)	-	-	-	4,351,988	-	-	-	-
Settlement of investments purchased on a when-issued basis (Note 2)	-	-	-	182,182,243	100,716,451	12,116,598	-	-
Open swap agreements, at value (Note 2)	-	3,484,490	-	684,911	112,000,000	9,548,148	-	-
Trustees' fees and expenses (Note 3)	17,623	12,328	2,313	47,307	6,186	1,160	732	(146)
Broker for collateral held for open futures contracts (Note 2)	-	72,811	-	1,234,347	-	-	-	-
Affiliates (Note 3):
Investment management fees	251,723	143,741	125,692	573,718	179,543	198,595	74,050	19,593
Administration fees	94,444	68,318	29,755	160,393	71,124	113,514	31,168	1,714
Service fees	56,951	15,204	7,202	40,238	10,231	8,430	26,508	45
Distribution fees	-	867	194	69	360	174	1,221	22
Due to custodian	-	-	-	2,541,616	427,074	270,096	4,949	59,400
Accrued expense and other liabilities	15,793	61,733	37,748	99,968	54,407	38,660	32,161	140,375
Total liabilities	15,693,303	21,449,343	284,644	247,946,997	218,021,003	33,891,394	405,956	890,164
Net assets	$882,139,031	$441,781,607	$318,257,470	$1,468,259,564	$435,532,067	$441,725,999	$183,866,992	$38,484,430
Net assets consist of:
Paid-in capital	$882,150,896	$445,603,504	$308,467,020	$1,463,313,866	$433,367,347	$418,911,353	$194,447,669	$37,144,779
Undistributed net investment income (loss) (distributions in excess of net investment income)	(17,118)	5,220,182	4,510,457	16,227,660	4,924,676	10,369,129	4,688,785	324,061
Accumulated net realized gain (loss) on investments	5,253	(6,072,008)	(7,101,355)	6,690,782	4,059,304	9,836,082	(10,462,396)	637,337
Net unrealized appreciation (depreciation) on investments	-	(2,970,071)	12,381,348	(17,972,744)	(6,819,260)	2,609,435	(4,807,066)	378,253
Net assets	$882,139,031	$441,781,607	$318,257,470	$1,468,259,564	$435,532,067	$441,725,999	$183,866,992	$38,484,430
(a) Cost of investments - unaffiliated issuers:	$-	$287,817,666	$301,591,711	$1,451,815,074	$435,666,612	$397,641,691	$183,587,077	$37,298,018
(b) Cost of short-term investments:	$893,243,660	$145,812,265	$2,848,437	$237,055,657	$80,501,611	$35,647,754	$1,313,885	$-
(c) Securities on loan with market value of:	$-	$-	$-	$4,264,965	$-	$-	$-	$-
(d) Cost of foreign currency:	$-	$-	$-	$-	$-	$1,013,688	$-	$429,135
(e) Premiums on written options:	$-	$-	$-	$-	$-	$36,472	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund
Class A shares:
Net assets	$276,295,032	$69,418,987	$35,045,365	$195,480,491	$48,235,183	$40,927,704	$30,667,967	$114,425
Shares outstanding(a)	276,294,490	6,929,365	3,339,931	18,337,587	4,571,363	3,860,667	3,148,448	10,686
Net asset value and redemption price per share	$1.00	$10.02	$10.49	$10.66	$10.55	$10.60	$9.74	$10.71
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.38	$11.01	$11.19	$11.08	$11.13	$10.33	$11.24
Class L shares:
Net assets	$100,190,607	$149,400,575	$51,744,191	$316,290,953	$167,867,443	$338,617,195	$4,344,857	$107,279
Shares outstanding(a)	100,190,534	14,884,376	4,887,481	29,500,954	16,003,645	31,625,511	444,456	10,010
Net asset value and redemption price per share	$1.00	$10.04	$10.59	$10.72	$10.49	$10.71	$9.78	$10.72
Class Y shares:
Net assets	$217,128,123	$43,610,478	$78,742,208	$203,463,574	$29,644,395	$15,201,772	$96,727,315	$107,337
Shares outstanding(a)	217,127,900	4,321,754	7,421,385	18,911,143	2,811,818	1,419,501	9,848,574	10,010
Net asset value and redemption price per share	$1.00	$10.09	$10.61	$10.76	$10.54	$10.71	$9.82	$10.72
Class S shares:
Net assets	$288,525,269	$175,103,460	$152,503,887	$752,689,883	$187,980,670	$46,124,665	$51,173,773	$38,048,324
Shares outstanding(a)	288,524,817	17,260,528	14,354,687	69,566,709	17,883,669	4,307,754	5,215,825	3,546,802
Net asset value and redemption price per share	$1.00	$10.14	$10.62	$10.82	$10.51	$10.71	$9.81	$10.73
Class N shares:
Net assets	$-	$4,248,107	$221,819	$334,663	$1,804,376	$854,663	$953,080	$107,065
Shares outstanding(a)	-	426,493	20,994	31,584	172,814	80,137	97,779	10,010
Net asset value and redemption price per share	$-	$9.96	$10.57	$10.60	$10.44	$10.66	$9.75	$10.70

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Core Value Equity Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Assets:
Investments, at value (Note 2)(a)	$166,415,998	$381,108,351	$13,722,851	$482,244,218	$26,259,355	$291,450,231	$1,109,922,015	$23,832,036
Short-term investments, at value (Note 2)(b)	15,486,840	16,370,269	711,611	-	248,756	185,685	16,911,535	157,521
Total investments	181,902,838	397,478,620	14,434,462	482,244,218	26,508,111	291,635,916	1,126,833,550	23,989,557
Cash	-	-	173	-	392	-	-	-
Foreign currency, at value(c)	-	-	-	-	-	-	-	12,214
Receivables from:
Investments sold	11,009,967	3,603,563	146,764	31,683,872	1,777,113	610,969	11,724,987	234,033
Investment adviser (Note 3)	-	-	4,814	-	1,896	18,251	60,827	2,477
Fund shares sold	21,981	22,251	-	181,543	573	410,737	155,355	17,840
Interest and dividends	673,388	1,293,587	36,138	874,836	24,389	278,040	347,978	7,901
Variation margin on open futures contracts (Note 2)	14,984	-	-	-	-	-	-	-
Foreign taxes withheld	9	62,176	332	-	-	-	347,345	4,399
Open swap agreements, at value (Note 2)	6,258	-	-	-	-	-	-	-
Prepaid expenses	-	-	-	2,245	-	-	-	-
Total assets	193,629,425	402,460,197	14,622,683	514,986,714	28,312,474	292,953,913	1,139,470,042	24,268,421
Liabilities:
Payables for:
Investments purchased	11,223,072	1,690,657	89,182	28,337,546	1,875,774	-	6,239,797	145,651
Fund shares repurchased	145,150	91,464	-	88,612	15,484	70,889	1,719,521	162
Variation margin on open financial futures contracts (Note 2)	31,500	-	-	-	-	-	-	-
Settlement of investments purchased on a when-issued basis (Note 2)	7,131,490	-	-	-	-	-	-	-
Open swap agreements, at value (Note 2)	486,245	-	-	-	-	-	-	-
Trustees' fees and expenses (Note 3)	9,712	31,656	-	-	194	2,398	5,538	710
Affiliates (Note 3):
Investment management fees	68,510	164,417	5,831	196,851	11,667	155,099	588,576	10,735
Administration fees	13,184	37,587	653	55,384	3,805	41,520	156,448	6,653
Service fees	6,768	4,718	39	3,751	1,465	3,372	62,367	235
Distribution fees	27	37	19	311	109	19	285	25
Due to custodian	31,970	-	-	4,978,489	-	-	-	-
Accrued expense and other liabilities	14,882	55,098	31,823	47,909	22,859	34,785	103,310	53,113
Total liabilities	19,162,510	2,075,634	127,547	33,708,853	1,931,357	308,082	8,875,842	217,284
Net assets	$174,466,915	$400,384,563	$14,495,136	$481,277,861	$26,381,117	$292,645,831	$1,130,594,200	$24,051,137
Net assets consist of:
Paid-in capital	$178,730,779	$411,200,782	$15,000,000	$527,869,616	$31,376,612	$304,418,437	$977,547,584	$59,462,440
Undistributed net investment income (loss) (distributions in excess of net investment income)	1,687,630	(2,450,721)	102,204	3,442,430	204,034	941,810	(2,672)	26,641
Accumulated net realized gain (loss) on investments	(4,671,037)	(25,886,642)	(373,893)	(34,084,658)	(4,552,327)	(21,530,318)	(8,144,791)	(36,864,835)
Net unrealized appreciation (depreciation) on investments	(1,280,457)	17,521,144	(233,175)	(15,949,527)	(647,202)	8,815,902	161,194,079	1,426,891
Net assets	$174,466,915	$400,384,563	$14,495,136	$481,277,861	$26,381,117	$292,645,831	$1,130,594,200	$24,051,137
(a) Cost of investments - unaffiliated issuers:	$167,727,945	$363,587,207	$13,956,025	$498,193,745	$26,906,557	$282,634,329	$948,741,123	$22,405,067
(b) Cost of short-term investments:	$15,486,840	$16,370,269	$711,611	$-	$248,756	$185,685	$16,911,535	$157,521
(c) Cost of foreign currency:	$-	$-	$-	$-	$-	$-	$-	$12,244

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Core Value Equity Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Class A shares:
Net assets	$10,644,194	$23,620,737	$96,463	$18,179,674	$6,657,698	$16,622,959	$309,333,174	$900,848
Shares outstanding(a)	1,061,693	1,441,175	10,000	1,546,810	552,168	1,769,379	26,008,486	88,659
Net asset value and redemption price per share	$10.03	$16.39	$9.65	$11.75	$12.06	$9.39	$11.89	$10.16
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.64	$17.39	$10.24	$12.47	$12.80	$9.96	$12.62	$10.78
Class L shares:
Net assets	$2,210,304	$64,128,254	$96,561	$100,267,364	$1,771,493	$76,928,017	$90,452,199	$20,951,845
Shares outstanding(a)	217,824	3,898,435	10,000	8,488,521	146,219	8,129,218	7,599,814	2,044,109
Net asset value and redemption price per share	$10.15	$16.45	$9.66	$11.81	$12.12	$9.46	$11.90	$10.25
Class Y shares:
Net assets	$2,533,694	$3,440,484	$96,603	$101,142,593	$16,830,765	$95,538	$36,801,363	$122,702
Shares outstanding(a)	241,545	209,259	10,000	8,532,007	1,388,388	10,012	3,081,593	11,931
Net asset value and redemption price per share	$10.49	$16.44	$9.66	$11.85	$12.12	$9.54	$11.94	$10.28
Class S shares:
Net assets	$158,945,766	$309,008,402	$14,109,152	$261,377,485	$587,299	$198,560,972	$692,572,919	$1,951,481
Shares outstanding(a)	15,633,637	18,783,325	1,460,000	21,932,509	48,317	20,935,413	57,781,979	189,274
Net asset value and redemption price per share	$10.17	$16.45	$9.66	$11.92	$12.16	$9.48	$11.99	$10.31
Class N shares:
Net assets	$132,957	$186,686	$96,357	$310,745	$533,862	$438,345	$1,434,545	$124,261
Shares outstanding(a)	13,377	11,395	10,000	26,322	44,330	46,434	122,116	12,304
Net asset value and redemption price per share	$9.94	$16.38	$9.64	$11.81	$12.04	$9.44	$11.75	$10.10

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Assets:
Investments, at value (Note 2)(a)	$270,650,676	$65,051,043	$51,050,675	$147,636,527	$292,072,715	$616,866,230	$1,011,500,746	$106,586,808
Short-term investments, at value (Note 2)(b)	-	3,251,117	-	197,114	83,331	1,526,319	56,834,795	9,924,797
Total investments(c)	270,650,676	68,302,160	51,050,675	147,833,641	292,156,046	618,392,549	1,068,335,541	116,511,605
Cash	-	-	-	-	-	-	-	32,262
Foreign currency, at value(d)	391	-	-	-	-	404,360	550,772	202,488
Receivables from:
Investments sold	15,572,646	1,165,031	1,153,187	1,629,618	9,401,408	7,730,374	262,249	24,435,951
Investment adviser (Note 3)	-	2,113	-	171	2,583	33,556	-	-
Fund shares sold	119,190	59,339	1,003	2,501,322	19,680	199,980	106,376	37,530
Interest and dividends	138,436	25,973	4,211	73,452	158,561	1,855,967	3,377,926	305,508
Foreign taxes withheld	-	-	-	-	-	78,232	521,897	59,313
Prepaid expenses	-	45	-	-	-	-	-	40
Total assets	286,481,339	69,554,661	52,209,076	152,038,204	301,738,278	628,695,018	1,073,154,761	141,584,697
Liabilities:
Payables for:
Investments purchased	14,891,410	16,608	81,185	3,200,525	4,427,387	5,360,431	255,798	30,423,962
Fund shares repurchased	66,187	17,113	121,870	32,946	69,919	1,688,781	285,229	94,981
Securities on loan (Note 2)	-	-	-	11,586	83,331	-	3,376,879	-
Payable for investment advisory fees	-	-	-	-	-	-	-	8,580
Trustees' fees and expenses (Note 3)	990	-	658	131	16,558	4,744	28,952	-
Affiliates (Note 3):
Investment management fees	110,128	43,474	32,521	59,322	141,323	407,388	743,907	76,747
Administration fees	20,826	10,871	5,902	15,432	44,332	133,860	147,883	17,597
Service fees	925	4,530	606	903	24,382	9,336	15,894	9,615
Distribution fees	25	818	41	23	15	165	54	191
Due to custodian	1,591,274	-	574,294	-	2,187,089	-	-	-
Accrued expense and other liabilities	79,194	35,307	24,170	90,410	117,828	101,515	170,600	86,855
Total liabilities	16,760,959	128,721	841,247	3,411,278	7,112,164	7,706,220	5,025,196	30,718,528
Net assets	$269,720,380	$69,425,940	$51,367,829	$148,626,926	$294,626,114	$620,988,798	$1,068,129,565	$110,866,169
Net assets consist of:
Paid-in capital	$274,485,830	$73,479,623	$62,824,446	$161,714,604	$324,908,547	$508,147,725	$774,190,830	$104,895,602
Undistributed net investment income (loss) (distributions in excess of net investment income)	372,562	(9,378)	25,830	193,786	304,583	(957,895)	(13,822,945)	(47,194)
Accumulated net realized gain (loss) on investments	(4,830,908)	(1,527,636)	(3,991,213)	(9,457,074)	(23,066,450)	24,578,702	21,007,432	(4,004,228)
Net unrealized appreciation (depreciation) on investments	(307,104)	(2,516,669)	(7,491,234)	(3,824,390)	(7,520,566)	89,220,266	286,754,248	10,021,989
Net assets	$269,720,380	$69,425,940	$51,367,829	$148,626,926	$294,626,114	$620,988,798	$1,068,129,565	$110,866,169
(a) Cost of investments - unaffiliated issuers:	$270,957,800	$67,567,712	$58,541,909	$151,460,917	$299,593,281	$527,617,211	$724,731,482	$96,543,359
(b) Cost of short-term investments:	$-	$3,251,117	$-	$197,114	$83,331	$1,526,319	$56,834,795	$9,924,797
(c) Securities on loan with market value of:	$-	$-	$-	$11,318	$81,693	$-	$3,209,973	$-
(d) Cost of foreign currency:	$384	$-	$-	$-	$-	$402,221	$552,000	$202,903

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Class A shares:
Net assets	$4,388,895	$21,688,155	$2,760,543	$4,586,490	$117,221,042	$45,459,639	$76,141,533	$47,073,684
Shares outstanding(a)	467,982	1,988,542	299,435	475,005	13,307,854	3,868,518	4,618,379	3,203,362
Net asset value and redemption price per share	$9.38	$10.91	$9.22	$9.66	$8.81	$11.75	$16.49	$14.70
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.95	$11.58	$9.78	$10.25	$9.35	$12.47	$17.50	$15.60
Class L shares:
Net assets	$86,748,707	$3,054,375	$940	$58,515,592	$6,176,395	$240,559,472	$90,454,984	$17,413,829
Shares outstanding(a)	9,211,895	278,642	100	6,033,934	692,043	20,303,367	5,434,816	1,180,491
Net asset value and redemption price per share	$9.42	$10.96	$9.40	$9.70	$8.92	$11.85	$16.64	$14.75
Class Y shares:
Net assets	$66,106,220	$8,681,851	$1,663,090	$12,305	$1,924,084	$5,353,005	$48,466,417	$1,733,447
Shares outstanding(a)	6,998,380	790,302	176,718	1,273	215,016	452,943	2,892,666	117,250
Net asset value and redemption price per share	$9.45	$10.99	$9.41	$9.67	$8.95	$11.82	$16.75	$14.78
Class S shares:
Net assets	$112,354,345	$34,937,031	$46,741,280	$85,482,988	$169,232,031	$328,788,348	$852,802,904	$43,691,200
Shares outstanding(a)	11,911,842	3,179,554	4,966,139	8,806,509	18,828,300	27,686,389	50,817,217	2,953,121
Net asset value and redemption price per share	$9.43	$10.99	$9.41	$9.71	$8.99	$11.88	$16.78	$14.79
Class N shares:
Net assets	$122,213	$1,064,528	$201,976	$29,551	$72,562	$828,334	$263,727	$954,009
Shares outstanding(a)	13,085	97,847	22,235	3,056	8,360	70,144	16,146	65,358
Net asset value and redemption price per share	$9.34	$10.88	$9.08	$9.67	$8.68	$11.81	$16.33	$14.60

(a)  Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2008 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund*
Investment income (Note 2):
Dividends(a)	$-	$19,186	$-	$43,604	$28,418	$40,972	$-	$-
Interest	15,471,618	11,902,590	8,676,177	39,153,054	12,105,834	13,348,983	8,023,702	398,647
Securities lending net income	-	5,533	-	188,369	60,907	25,761	97,013	-
Total investment income	15,471,618	11,927,309	8,676,177	39,385,027	12,195,159	13,415,716	8,120,715	398,647
Expenses (Note 3):
Investment management fees (Note 3)	1,460,527	932,993	793,782	3,571,711	1,117,778	1,161,090	457,646	59,225
Custody fees	35,488	33,765	13,087	82,760	42,886	112,758	10,589	118,750
Audit and legal fees	24,617	26,525	18,853	35,349	26,936	30,764	17,904	19,023
Proxy fees	282	562	282	282	282	282	282	238
Shareholder reporting fees	16,782	10,485	7,896	30,032	10,590	8,945	4,951	8,831
Trustees' fees (Note 3)	24,583	14,545	10,525	45,162	14,608	12,206	5,780	441
	1,562,279	1,018,875	844,425	3,765,296	1,213,080	1,326,045	497,152	206,508
Administration fees (Note 3):
Class A	444,434	109,696	46,125	272,317	85,094	63,799	52,964	116
Class L	150,931	269,447	81,469	519,129	334,986	539,081	7,678	116
Class Y	179,957	41,024	50,990	137,155	37,253	15,371	95,744	58
Class S	101,955	104,645	24,896	309,123	154,598	35,480	34,343	4,858
Class N	-	7,589	389	6,164	3,477	1,391	3,312	135
Distribution fees (Note 3):
Class N	-	5,143	294	4,340	2,089	892	2,100	96
Service fees (Note 3):
Class A	340,197	85,995	41,066	238,790	58,125	46,911	38,458	97
Class N	-	5,143	294	4,340	2,089	892	2,100	96
Total expenses	2,779,753	1,647,557	1,089,948	5,256,654	1,890,791	2,029,862	733,851	212,080
Expenses waived (Note 3):
Class A fees waived by advisor	(1,830)	(3,730)	-	(4,246)	(3,722)	(10,900)	-	(558)
Class L fees waived by advisor	(621)	(9,556)	-	(8,187)	(14,700)	(123,762)	-	(556)
Class Y fees waived by advisor	(1,371)	(2,758)	-	(4,521)	(2,900)	(4,732)	-	(557)
Class S fees waived by advisor	(1,790)	(9,742)	-	(16,142)	(14,943)	(14,845)	-	(135,267)
Class N fees waived by advisor	-	(223)	-	(82)	(134)	(491)	-	(556)
Class A administrative fees waived	(244,942)	(24,079)	(16,426)	(76,413)	(34,875)	-	-	-
Class L administrative fees waived	(83,183)	(59,145)	-	(145,669)	(133,638)	-	-	-
Class N administrative fees waived	-	(1,440)	(118)	(1,389)	(1,254)	-	-	-
Net expenses	2,446,016	1,536,884	1,073,404	5,000,005	1,684,625	1,875,132	733,851	74,586
Net investment income (loss)	13,025,602	10,390,425	7,602,773	34,385,022	10,510,534	11,540,584	7,386,864	324,061
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	-	(1,233,026)	286,207	16,481,603	2,941,589	4,771,102	(10,454,061)	239,914
Futures contracts	-	-	-	1,386,385	(390,225)	6,385,553	-	-
Written options	-	495,201	-	1,488,927	496,250	921,538	-	-
Swap contracts	-	3,008,616	-	8,584,604	2,843,514	(2,742,513)	-	-
Foreign currency transactions	-	-	-	-	-	1,550,208	-	397,423
Net realized gain (loss)	-	2,270,791	286,207	27,941,519	5,891,128	10,885,888	(10,454,061)	637,337
Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(2,239,036)	14,123,047	(19,224,666)	(6,038,946)	(4,956,460)	(3,002,515)	776,931
Futures contracts	-	632,979	-	(415,709)	60,919	(1,200,043)	-	-
Written options	-	126,279	-	378,836	126,279	21,678	-	-
Swap contracts	-	(753,898)	-	(3,302,880)	(1,870,797)	(159,604)	-	-
Translation of assets and liabilities in foreign currencies	-	(29,787)	-	-	-	(1,286,519)	-	(398,678)
Net unrealized appreciation (depreciation)	-	(2,263,463)	14,123,047	(22,564,419)	(7,722,545)	(7,580,948)	(3,002,515)	378,253
Net realized gain (loss) and change in unrealized appreciation (depreciation)	-	7,328	14,409,254	5,377,100	(1,831,417)	3,304,940	(13,456,576)	1,015,590
Net increase (decrease) in net assets resulting from operations	$13,025,602	$10,397,753	$22,012,027	$39,762,122	$8,679,117	$14,845,524	$(6,069,712)	$1,339,651
(a) Net of withholding tax of:	$-	$-	$-	$-	$365	$811	$-	$-
*	Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2008 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Core Value Equity Fund*	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Investment income (Note 2):
Dividends(a)	$1,266,910	$5,061,558	$124,116	$7,639,112	$579,154	$2,971,670	$5,007,366	$179,481
Interest	1,736,667	110,283	8,662	10,605	12,804	16,372	197,225	4,857
Securities lending net income	10,095	46,286	732	74,806	4,434	47,337	266,642	9,682
Total investment income	3,013,672	5,218,127	133,510	7,724,523	596,392	3,035,379	5,471,233	194,020
Expenses (Note 3):
Investment management fees (Note 3)	432,878	1,044,004	25,628	1,284,907	132,796	995,415	3,658,192	105,030
Custody fees	19,504	27,755	11,875	39,866	15,386	32,592	100,138	53,574
Audit and legal fees	25,467	19,885	14,038	20,989	17,084	19,083	25,443	16,720
Proxy fees	481	761	569	481	484	480	481	761
Shareholder reporting fees	4,824	10,304	8,826	12,022	2,505	7,972	23,578	2,644
Trustees' fees (Note 3)	5,707	14,231	369	17,209	1,930	10,604	34,960	2,311
	488,861	1,116,940	61,305	1,375,474	170,185	1,066,146	3,842,792	181,040
Administration fees (Note 3):
Class A	21,505	37,371	102	28,071	9,436	26,361	468,863	1,821
Class L	4,461	90,546	102	163,226	2,383	126,665	127,620	38,167
Class Y	3,031	2,961	51	97,253	25,041	79	33,352	124
Class S	71,474	106,781	2,495	78,048	207	114,047	341,051	12,218
Class N	306	264	119	732	881	176	2,399	248
Distribution fees (Note 3):
Class N	168	176	85	497	696	122	1,714	152
Service fees (Note 3):
Class A	13,549	29,584	85	22,748	8,859	21,259	390,719	1,275
Class N	168	176	85	497	696	122	1,714	152
Total expenses	603,523	1,384,799	64,429	1,766,546	218,384	1,354,977	5,210,224	235,197
Expenses waived (Note 3):
Class A fees waived by advisor	(1,124)	-	(221)	(220)	(2,513)	(8,193)	(222,912)	(1,811)
Class L fees waived by advisor	(236)	-	(231)	(1,271)	(638)	(39,312)	(5,817)	(37,958)
Class Y fees waived by advisor	(254)	-	(221)	(1,456)	(14,244)	(48)	(2,771)	(213)
Class S fees waived by advisor	(17,335)	-	(32,230)	(3,213)	(377)	(99,714)	(248,425)	(27,620)
Class N fees waived by advisor	(14)	-	(220)	(5)	(171)	(47)	(502)	(216)
Class A administrative fees waived	(357)	-	-	-	-	-	-	-
Class L administrative fees waived	(73)	-	-	-	-	-	-	-
Class Y administrative fees waived	(81)	-	-	-	-	-	-	-
Class S administrative fees waived	(5,260)	-	-	-	-	-	-	-
Class N administrative fees waived	(4)	-	-	-	-	-	-	-
Net expenses	578,785	1,384,799	31,306	1,760,381	200,441	1,207,663	4,729,797	167,379
Net investment income (loss)	2,434,887	3,833,328	102,204	5,964,142	395,951	1,827,716	741,436	26,641
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,498,330)	(28,898,751)	(373,893)	(31,892,526)	(3,319,186)	(20,041,297)	(6,247,584)	4,696,056
Futures contracts	144,830	-	-	-	-	-	-	-
Written options	244,625	-	-	-	-	-	-	-
Swap contracts	352,748	-	-	-	-	-	-	-
Foreign currency transactions	-	-	-	-	-	-	(173,337)	(47,236)
Net realized gain (loss)	(3,756,127)	(28,898,751)	(373,893)	(31,892,526)	(3,319,186)	(20,041,297)	(6,420,921)	4,648,820
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(9,767,501)	(24,076,663)	(233,175)	(32,831,299)	(5,138,370)	(25,446,591)	(111,948,757)	(11,888,296)
Futures contracts	118,952	-	-	-	-	-	-	-
Written options	63,139	-	-	-	-	-	-	-
Swap contracts	(199,675)	-	-	-	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	-	-	-	12,701	105
Net unrealized appreciation (depreciation)	(9,785,085)	(24,076,663)	(233,175)	(32,831,299)	(5,138,370)	(25,446,591)	(111,936,056)	(11,888,191)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(13,541,212)	(52,975,414)	(607,068)	(64,723,825)	(8,457,556)	(45,487,888)	(118,356,977)	(7,239,371)
Net increase (decrease) in net assets resulting from operations	$(11,106,325)	$(49,142,086)	$(504,864)	$(58,759,683)	$(8,061,605)	$(43,660,172)	$(117,615,541)	$(7,212,730)
(a) Net of withholding tax of:	$-	$243,103	$3,425	$-	$-	$8	$177,158	$3,741
*	Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2008 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Investment income (Note 2):
Dividends(a)	$1,893,114	$308,419	$256,048	$594,563	$1,708,652	$6,774,899	$9,338,169	$1,196,765
Interest	17,269	27,818	24,596	13,561	12,172	49,784	1,471,688	47,576
Securities lending net income	23,289	20,823	105,390	98,444	264,283	334,800	318,539	18,697
Total investment income	1,933,672	357,060	386,034	706,568	1,985,107	7,159,483	11,128,396	1,263,038
Expenses (Note 3):
Investment management fees (Note 3)	716,166	234,256	266,569	334,439	923,280	2,641,275	4,708,660	403,440
Custody fees	116,385	20,558	9,631	132,376	183,616	184,204	392,878	66,298
Audit and legal fees	19,296	16,494	16,934	16,989	18,855	22,049	36,246	27,149
Proxy fees	481	761	761	761	761	482	481	761
Shareholder reporting fees	7,413	2,210	3,166	3,456	8,449	15,512	25,193	2,664
Trustees' fees (Note 3)	9,649	1,678	2,938	3,560	11,280	22,324	37,453	2,409
	869,390	275,957	299,999	491,581	1,146,241	2,885,846	5,200,911	502,721
Administration fees (Note 3):
Class A	4,711	30,188	4,434	5,878	191,287	80,311	134,089	62,209
Class L	96,279	3,632	1	68,866	9,765	454,067	149,124	24,527
Class Y	23,050	6,692	2,067	-	3,384	8,940	47,006	985
Class S	8,680	6,537	40,484	16,366	87,156	318,762	608,750	7,425
Class N	163	2,125	793	51	152	1,532	488	1,838
Distribution fees (Note 3):
Class N	154	1,180	543	36	95	934	330	1,021
Service fees (Note 3):
Class A	5,493	25,157	3,519	4,899	160,962	55,772	105,019	51,841
Class N	154	1,180	543	36	95	934	330	1,021
Total expenses	1,008,074	352,648	352,383	587,713	1,599,137	3,807,098	6,246,047	653,588
Expenses waived (Note 3):
Class A fees waived by advisor	(152)	(9,351)	(647)	(5,144)	(81,872)	(12,065)	(2,517)	(19,184)
Class L fees waived by advisor	(2,486)	(1,115)	-	(60,264)	(4,180)	(118,662)	(2,302)	(7,613)
Class Y fees waived by advisor	(779)	(4,160)	(425)	-	(2,183)	(2,349)	(1,275)	(593)
Class S fees waived by advisor	(1,025)	(8,072)	(14,619)	(69,566)	(114,139)	(290,549)	(18,434)	(2,845)
Class N fees waived by advisor	(4)	(910)	(31)	(31)	(49)	(986)	(9)	(785)
Net expenses	1,003,628	329,040	336,661	452,708	1,396,714	3,382,487	6,221,510	622,568
Net investment income (loss)	930,044	28,020	49,373	253,860	588,393	3,776,996	4,906,886	640,470
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(3,530,204)	(1,354,681)	(3,500,637)	(9,203,034)	(21,921,039)	26,641,188	54,449,527	(3,469,858)
Foreign currency transactions	-	-	-	(3,471)	(6,454)	(67,324)	(880,156)	(518,277)
Net realized gain (loss)	(3,530,204)	(1,354,681)	(3,500,637)	(9,206,505)	(21,927,493)	26,573,864	53,569,371	(3,988,135)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(27,707,356)	(5,440,916)	(14,401,683)	(7,952,761)	(31,850,362)	(120,118,303)	(228,919,947)	(6,379,155)
Translation of assets and liabilities in foreign currencies	20	-	-	(12)	-	(47,507)	(47,877)	(18,499)
Net unrealized appreciation (depreciation)	(27,707,336)	(5,440,916)	(14,401,683)	(7,952,773)	(31,850,362)	(120,165,810)	(228,967,824)	(6,397,654)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(31,237,540)	(6,795,597)	(17,902,320)	(17,159,278)	(53,777,855)	(93,591,946)	(175,398,453)	(10,385,789)
Net increase (decrease) in net assets resulting from operations	$(30,307,496)	$(6,767,577)	$(17,852,947)	$(16,905,418)	$(53,189,462)	$(89,814,950)	$(170,491,567)	$(9,745,319)
(a) Net of withholding tax of:	$68	$1,669	$-	$276	$4,171	$490,860	$718,142	$76,992

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund		MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected Bond Fund		MassMutual Premier Core Bond Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$13,025,602	$36,745,093	$10,390,425	$24,057,121	$7,602,773	$11,568,078	$34,385,022	$74,550,376
Net realized gain (loss) on investment transactions	-	-	2,270,791	2,234,600	286,207	(1,599,353)	27,941,519	5,739,146
Net change in unrealized appreciation (depreciation) on investments	-	-	(2,263,463)	2,171,196	14,123,047	11,012,900	(22,564,419)	4,977,134
Net increase (decrease) in net assets resulting from operations	13,025,602	36,745,093	10,397,753	28,462,917	22,012,027	20,981,625	39,762,122	85,266,656
Distributions to shareholders (Note 2):
From net investment income:
Class A	(4,029,688)	(11,383,108)	(3,448,727)	(3,051,276)	(1,574,693)	(708,453)	(9,697,349)	(8,523,667)
Class L	(1,470,290)	(4,332,005)	(9,316,431)	(6,704,299)	(3,085,856)	(179,760)	(19,529,318)	(17,465,981)
Class Y	(3,207,861)	(8,667,680)	(2,669,831)	(3,725,918)	(3,997,854)	(3,046,491)	(11,140,856)	(10,079,342)
Class S	(4,316,650)	(12,362,300)	(9,621,489)	(8,988,755)	(8,492,070)	(7,725,749)	(38,109,538)	(38,756,521)
Class N	-	-	(209,267)	(4,035)	(11,242)	(6,661)	(218,817)	(10,837)
Total distributions from net investment income	(13,024,489)	(36,745,093)	(25,265,745)	(22,474,283)	(17,161,715)	(11,667,114)	(78,695,878)	(74,836,348)
Net fund share transactions (Note 5):
Class A	(4,975,253)	93,278,710	7,004,323	(9,423,325)	4,858,820	8,500,786	17,333,431	(35,141,057)
Class L	15,223,759	3,592,250	(18,997,673)	(2,508,472)	(12,623,010)	54,215,931	(43,055,587)	(58,529,775)
Class Y	3,437,115	102,376,738	(9,929,207)	(26,049,559)	6,983,842	(15,141,770)	7,237,262	(12,022,194)
Class S	29,774,956	9,528,618	(15,888,477)	9,545,999	(46,881,529)	(4,772,632)	(8,177,858)	(87,110,479)
Class N	-	-	374,548	3,808,028	(15,607)	17,395	(3,784,054)	3,758,583
Increase (decrease) in net assets from fund share transactions	43,460,577	208,776,316	(37,436,486)	(24,627,329)	(47,677,484)	42,819,710	(30,446,806)	(189,044,922)
Total increase (decrease) in net assets	43,461,690	208,776,316	(52,304,478)	(18,638,695)	(42,827,172)	52,134,221	(69,380,562)	(178,614,614)
Net assets
Beginning of period	838,677,341	629,901,025	494,086,085	512,724,780	361,084,642	308,950,421	1,537,640,126	1,716,254,740
End of period	$882,139,031	$838,677,341	$441,781,607	$494,086,085	$318,257,470	$361,084,642	$1,468,259,564	$1,537,640,126
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(17,118)	$(18,231)	$5,220,182	$20,095,502	$4,510,457	$14,069,399	$16,227,660	$60,538,516

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund		MassMutual Premier Strategic Income Fund		MassMutual Premier High Yield Fund		MassMutual Premier International Bond Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Period Ended April 30, 2008* (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,510,534	$21,948,383	$11,540,584	$16,080,776	$7,386,864	$13,648,237	$324,061
Net realized gain (loss) on investment transactions	5,891,128	3,764,074	10,885,888	10,818,542	(10,454,061)	482,333	637,337
Net change in unrealized appreciation (depreciation) on investments	(7,722,545)	810,650	(7,580,948)	8,578,823	(3,002,515)	(3,472,979)	378,253
Net increase (decrease) in net assets resulting from operations	8,679,117	26,523,107	14,845,524	35,478,141	(6,069,712)	10,657,591	1,339,651
Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,328,409)	(1,455,684)	(1,857,130)	(612,005)	(2,352,442)	(1,040,979)	-
Class L	(9,878,244)	(9,426,596)	(15,799,517)	(7,564,286)	(367,134)	(185,977)	-
Class Y	(1,664,343)	(503,437)	(1,028,070)	(219,339)	(7,686,806)	(5,559,583)	-
Class S	(9,510,011)	(8,599,964)	(3,030,424)	(1,342,240)	(3,978,386)	(2,045,928)	-
Class N	(80,439)	(48,546)	(28,177)	(16,922)	(150,573)	(119,200)	-
Total distributions from net investment income	(23,461,446)	(20,034,227)	(21,743,318)	(9,754,792)	(14,535,341)	(8,951,667)	-
From net realized gains:
Class A	(175,653)	-	(304,854)	-	(84,445)	(30,249)	-
Class L	(722,306)	-	(2,674,472)	-	(13,069)	(5,223)	-
Class Y	(121,250)	-	(168,087)	-	(265,308)	(154,860)	-
Class S	(696,120)	-	(497,678)	-	(136,380)	(56,711)	-
Class N	(6,392)	-	(5,282)	-	(5,664)	(3,488)	-
Total distributions from net realized gains	(1,721,721)	-	(3,650,373)	-	(504,866)	(250,531)	-
Net fund share transactions (Note 5):
Class A	5,914,688	9,588,504	8,596,267	16,412,712	1,988,021	16,035,434	107,505
Class L	(17,489,907)	(46,665,692)	43,962,654	70,588,396	(252,965)	2,571,783	100,100
Class Y	(21,016,187)	38,748,917	3,199,556	5,550,304	2,271,180	25,588,355	100,100
Class S	(18,341,841)	471,530	(17,911,909)	61,700,246	3,343,726	20,042,987	36,736,974
Class N	255,510	344,985	275,158	71,954	(733,484)	(22,254)	100,100
Increase (decrease) in net assets from fund share transactions	(50,677,737)	2,488,244	38,121,726	154,323,612	6,616,478	64,216,305	37,144,779
Total increase (decrease) in net assets	(67,181,787)	8,977,124	27,573,559	180,046,961	(14,493,441)	65,671,698	38,484,430
Net assets
Beginning of period	502,713,854	493,736,730	414,152,440	234,105,479	198,360,433	132,688,735	-
End of period	$435,532,067	$502,713,854	$441,725,999	$414,152,440	$183,866,992	$198,360,433	$38,484,430
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,924,676	$17,875,588	$10,369,129	$20,571,863	$4,688,785	$11,837,262	$324,061

*  Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund		MassMutual Premier Value Fund		MassMutual Premier Core Value Equity Fund	MassMutual Premier Enhanced Index Value Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Period Ended April 30, 2008* (Unaudited)	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,434,887	$5,774,316	$3,833,328	$5,840,171	$102,204	$5,964,142	$6,351,338
Net realized gain (loss) on investment transactions	(3,756,127)	17,037,772	(28,898,751)	65,759,019	(373,893)	(31,892,526)	14,357,694
Net change in unrealized appreciation (depreciation) on investments	(9,785,085)	(2,191,557)	(24,076,663)	10,504,807	(233,175)	(32,831,299)	4,800,428
Net increase (decrease) in net assets resulting from operations	(11,106,325)	20,656,531	(49,142,086)	82,103,997	(504,864)	(58,759,683)	25,509,460
Distributions to shareholders (Note 2):
From net investment income:
Class A	(251,708)	(217,281)	(239,891)	(979,225)	-	(65,468)	(156,059)
Class L	(60,257)	(52,167)	(846,482)	(3,331,661)	-	(487,734)	(1,142,172)
Class Y	(66,170)	(53,948)	(53,746)	(165,922)	-	(589,661)	(2,454,464)
Class S	(4,929,830)	(5,362,244)	(5,110,480)	(16,764,960)	-	(1,387,309)	(1,855,257)
Class N	(2,887)	(2,602)	-	(33,491)	-	(1,073)	(2,342)
Total distributions from net investment income	(5,310,852)	(5,688,242)	(6,250,599)	(21,275,259)	-	(2,531,245)	(5,610,294)
From net realized gains:
Class A	(166,629)	-	(2,902,661)	(404,119)	-	-	(871,199)
Class L	(36,398)	-	(7,864,364)	(1,314,243)	-	-	(5,383,757)
Class Y	(37,589)	-	(446,064)	(62,926)	-	-	(10,802,259)
Class S	(2,678,133)	-	(39,867,893)	(6,243,220)	-	-	(7,634,259)
Class N	(2,252)	-	(14,034)	(13,632)	-	-	(19,507)
Total distributions from net realized gains	(2,921,001)	-	(51,095,016)	(8,038,140)	-	-	(24,710,981)
Tax return of capital:
Class A	-	-	-	-	-	-	(31,461)
Class L	-	-	-	-	-	-	(230,254)
Class Y	-	-	-	-	-	-	(494,803)
Class S	-	-	-	-	-	-	(374,007)
Class N	-	-	-	-	-	-	(472)
Total tax return of capital	-	-	-	-	-	-	(1,130,997)
Net fund share transactions (Note 5):
Class A	161,820	1,449,026	1,804,308	875,719	100,000	1,433,701	14,484,995
Class L	29,271	55,783	1,541,875	(6,790,628)	100,000	(6,172,001)	106,603,104
Class Y	185,372	304,283	(3,131)	572,009	100,000	(40,493,205)	52,951,123
Class S	(4,047,130)	(40,392,361)	3,615,005	(23,843,074)	14,600,000	4,812,451	284,323,201
Class N	4	(162)	76,331	(668,045)	100,000	(106,649)	333,425
Increase (decrease) in net assets from fund share transactions	(3,670,663)	(38,583,431)	7,034,388	(29,854,019)	15,000,000	(40,525,703)	458,695,848
Total increase (decrease) in net assets	(23,008,841)	(23,615,142)	(99,453,313)	22,936,579	14,495,136	(101,816,631)	452,753,036
Net assets
Beginning of period	197,475,756	221,090,898	499,837,876	476,901,297	-	583,094,492	130,341,456
End of period	$174,466,915	$197,475,756	$400,384,563	$499,837,876	$14,495,136	$481,277,861	$583,094,492
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,687,630	$4,563,595	$(2,450,721)	$(33,450)	$102,204	$3,442,430	$9,533

*  Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund		MassMutual Premier Capital Appreciation Fund		MassMutual Premier Core Growth Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$395,951	$662,186	$1,827,716	$4,220,265	$741,436	$338,768	$26,641	$(86,541)
Net realized gain (loss) on investment transactions	(3,319,186)	4,634,718	(20,041,297)	46,094,205	(6,420,921)	44,893,193	4,648,820	6,255,304
Net change in unrealized appreciation (depreciation) on investments	(5,138,370)	1,227,171	(25,446,591)	(384,392)	(111,936,056)	171,271,527	(11,888,191)	10,371,829
Net increase (decrease) in net assets resulting from operations	(8,061,605)	6,524,075	(43,660,172)	49,930,078	(117,615,541)	216,503,488	(7,212,730)	16,540,592
Distributions to shareholders (Note 2):
From net investment income:
Class A	(70,985)	(25,973)	(172,118)	(111,470)	-	-	-	-
Class L	(21,132)	(6,928)	(966,384)	(879,584)	-	-	-	-
Class Y	(615,022)	(448,038)	-	(76,162)	-	-	-	-
Class S	(9,212)	(2,320)	(3,013,869)	(2,858,157)	(860,587)	-	-	-
Class N	(5,265)	(474)	(450)	(384)	-	-	-	-
Total distributions from net investment income	(721,616)	(483,733)	(4,152,821)	(3,925,757)	(860,587)	-	-	-
From net realized gains:
Class A	-	-	(2,606,549)	(699,997)	(7,349,865)	-	-	-
Class L	-	-	(12,158,184)	(4,850,366)	(2,033,656)	-	-	-
Class Y	-	-	(16,154)	(310,168)	(1,115,179)	-	-	-
Class S	-	-	(30,818,725)	(11,544,173)	(16,183,017)	-	-	-
Class N	-	-	(16,154)	(5,635)	(31,934)	-	-	-
Total distributions from net realized gains	-	-	(45,615,766)	(17,410,339)	(26,713,651)	-	-	-
Net fund share transactions (Note 5):
Class A	535,564	3,855,050	1,641,161	5,395,511	(12,154,821)	(20,537,986)	(135,903)	642,381
Class L	56,761	1,089,321	2,776,885	(16,663,450)	24,359,197	41,137,584	(1,941,865)	20,925,527
Class Y	(32,939,313)	12,002,168	17	51,929	(13,948,445)	1,475,745	-	-
Class S	272,953	152,885	16,993,652	(20,869,120)	64,023,860	43,051,291	(53,340,899)	(27,598,543)
Class N	(20,372)	460,679	343,835	6	(12,349)	337,031	700	1,903
Increase (decrease) in net assets from fund share transactions	(32,094,407)	17,560,103	21,755,550	(32,085,124)	62,267,442	65,463,665	(55,417,967)	(6,028,732)
Total increase (decrease) in net assets	(40,877,628)	23,600,445	(71,673,209)	(3,491,142)	(82,922,337)	281,967,153	(62,630,697)	10,511,860
Net assets
Beginning of period	67,258,745	43,658,300	364,319,040	367,810,182	1,213,516,537	931,549,384	86,681,834	76,169,974
End of period	$26,381,117	$67,258,745	$292,645,831	$364,319,040	$1,130,594,200	$1,213,516,537	$24,051,137	$86,681,834
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$204,034	$529,699	$941,810	$3,266,915	$(2,672)	$116,479	$26,641	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Discovery Value Fund		MassMutual Premier Small Capitalization Value Fund		MassMutual Premier Main Street Small Cap Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$930,044	$1,150,652	$28,020	$21,297	$49,373	$87,256	$253,860	$743,601
Net realized gain (loss) on investment transactions	(3,530,204)	12,285,949	(1,354,681)	2,417,432	(3,500,637)	23,289,410	(9,206,505)	1,963,956
Net change in unrealized appreciation (depreciation) on investments	(27,707,336)	23,295,259	(5,440,916)	2,399,102	(14,401,683)	(18,740,961)	(7,952,773)	3,717,862
Net increase (decrease) in net assets resulting from operations	(30,307,496)	36,731,860	(6,767,577)	4,837,831	(17,852,947)	4,635,705	(16,905,418)	6,425,419
Distributions to shareholders (Note 2):
From net investment income:
Class A	(7,087)	(2,949)	-	(1,121)	-	-	(20,832)	-
Class L	(363,990)	(29,926)	(893)	(783)	-	-	(262,044)	-
Class Y	(321,323)	(234,096)	(8,322)	(948)	-	-	(1)	-
Class S	(863,197)	(55,533)	(29,043)	(108,327)	(110,799)	-	(460,610)	(32,910)
Class N	-	-	-	(178)	-	-	-	-
Total distributions from net investment income	(1,555,597)	(322,504)	(38,258)	(111,357)	(110,799)	-	(743,487)	(32,910)
From net realized gains:
Class A	(142,094)	-	(937,792)	(15,222)	(889,985)	(333,421)	(76,721)	-
Class L	(3,101,126)	-	(57,845)	(9,350)	(252)	(20,368)	(940,811)	-
Class Y	(2,264,213)	-	(442,198)	(9,350)	(450,843)	(169,577)	(2)	-
Class S	(5,269,074)	-	(1,125,175)	(982,413)	(22,185,044)	(9,516,653)	(1,230,659)	(39,511)
Class N	(4,215)	-	(38,638)	(9,350)	(67,499)	(137,040)	(586)	-
Total distributions from net realized gains	(10,780,722)	-	(2,601,648)	(1,025,685)	(23,593,623)	(10,177,059)	(2,248,779)	(39,511)
Net fund share transactions (Note 5):
Class A	479,056	2,371,601	6,813,669	17,231,689	604,162	(42,536)	1,803,577	3,213,604
Class L	6,855,025	74,879,168	2,058,008	1,180,211	389	(238,586)	16,937,589	46,898,343
Class Y	(22,610,848)	35,199,319	(17,351)	9,915,442	(4,783,973)	6,335,411	12,217	(107,772)
Class S	(10,153,184)	126,167,769	12,580,882	11,918,668	(5,958,647)	(17,983,747)	27,765,405	55,269,814
Class N	4	-	329,326	711,590	(1,112,445)	99,871	2,038	(75,468)
Increase (decrease) in net assets from fund share transactions	(25,429,947)	238,617,857	21,764,534	40,957,600	(11,250,514)	(11,829,587)	46,520,826	105,198,521
Total increase (decrease) in net assets	(68,073,762)	275,027,213	12,357,051	44,658,389	(52,807,883)	(17,370,941)	26,623,142	111,551,519
Net assets
Beginning of period	337,794,142	62,766,929	57,068,889	12,410,500	104,175,712	121,546,653	122,003,784	10,452,265
End of period	$269,720,380	$337,794,142	$69,425,940	$57,068,889	$51,367,829	$104,175,712	$148,626,926	$122,003,784
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$372,562	$998,115	$(9,378)	$860	$25,830	$87,256	$193,786	$683,413

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Small Company Opportunities Fund		MassMutual Premier Global Fund		MassMutual Premier International Equity Fund		MassMutual Premier Focused International Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$588,393	$3,089,936	$3,776,996	$5,789,486	$4,906,886	$17,268,975	$640,470	$377,247
Net realized gain (loss) on investment transactions	(21,927,493)	67,293,639	26,573,864	44,749,419	53,569,371	163,776,075	(3,988,135)	1,870,121
Net change in unrealized appreciation (depreciation) on investments	(31,850,362)	(20,463,554)	(120,165,810)	84,775,823	(228,967,824)	170,486,554	(6,397,654)	15,020,879
Net increase (decrease) in net assets resulting from operations	(53,189,462)	49,920,021	(89,814,950)	135,314,728	(170,491,567)	351,531,604	(9,745,319)	17,268,247
Distributions to shareholders (Note 2):
From net investment income:
Class A	(824,879)	-	(388,570)	(347,584)	(1,588,876)	(826,498)	(339,117)	(205)
Class L	(54,438)	-	(2,827,621)	(3,197,416)	(1,942,331)	(886,145)	(155,052)	(10,262)
Class Y	(60,959)	-	(114,399)	(177,787)	(1,359,714)	(915,987)	(7,145)	(256)
Class S	(2,192,376)	-	(5,041,252)	(5,593,026)	(20,108,176)	(11,279,127)	(273,388)	(8,684)
Class N	(94)	-	(5,915)	(5,510)	(4,147)	(1,564)	(5,638)	-
Total distributions from net investment income	(3,132,746)	-	(8,377,757)	(9,321,323)	(25,003,244)	(13,909,321)	(780,340)	(19,407)
From net realized gains:
Class A	(27,079,230)	(68,646,538)	(2,872,871)	(901,262)	-	-	(1,028,282)	(41,915)
Class L	(1,420,247)	(21,822,478)	(16,687,314)	(7,455,289)	-	-	(437,792)	(74,788)
Class Y	(1,116,883)	(2,198,973)	(592,455)	(341,094)	-	-	(17,944)	(1,836)
Class S	(36,473,567)	(84,089,474)	(23,558,299)	(10,882,665)	-	-	(660,756)	(56,563)
Class N	(18,109)	(47,414)	(40,645)	(16,042)	-	-	(20,954)	(1,241)
Total distributions from net realized gains	(66,108,036)	(176,804,877)	(43,751,584)	(19,596,352)	-	-	(2,165,728)	(176,343)
Net fund share transactions (Note 5):
Class A	3,883,214	(23,554,444)	4,890,955	12,198,624	(11,984,377)	(8,418,890)	16,186,398	26,491,674
Class L	179,359	(47,164,841)	(8,766,115)	(28,643,261)	(6,776,823)	(36,073,960)	2,481,792	3,545,273
Class Y	(3,045,187)	1,867,756	(3,178,934)	4,809,599	(23,898,507)	(12,275,504)	1,126,197	409,631
Class S	16,520,670	(50,671,648)	(18,017,733)	(71,359,729)	(27,731,677)	(30,696,207)	21,450,358	14,244,163
Class N	153	268	105,345	185,045	41	17	219,134	524,212
Increase (decrease) in net assets from fund share transactions	17,538,209	(119,522,909)	(24,966,482)	(82,809,722)	(70,391,343)	(87,464,544)	41,463,879	45,214,953
Total increase (decrease) in net assets	(104,892,035)	(246,407,765)	(166,910,773)	23,587,331	(265,886,154)	250,157,739	28,772,492	62,287,450
Net assets
Beginning of period	399,518,149	645,925,914	787,899,571	764,312,240	1,334,015,719	1,083,857,980	82,093,677	19,806,227
End of period	$294,626,114	$399,518,149	$620,988,798	$787,899,571	$1,068,129,565	$1,334,015,719	$110,866,169	$82,093,677
Undistributed net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$304,583	$2,848,936	$(957,895)	$2,848,936	$(13,822,945)	$6,273,413	$(47,194)	$92,676

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02††
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.04	***	0.04	***	0.02	***	0.00	***†	0.00	***†	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		-		0.00	†	0.00	†	0.00 †
Total income from investment operations	0.01		0.04		0.04		0.02		0.00		0.00		0.01
Less distributions to shareholders:
From net investment income	(0.01)		(0.04)		(0.04)		(0.02)		(0.00	)†	(0.00	)†	(0.01)
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†	-
Total distributions	(0.01)		(0.04)		(0.04)		(0.02)		(0.00)		(0.00)		(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return^	1.48	% **	4.59%		4.09%		2.09%		0.28	% **	0.20%		0.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$276,295		$281,270		$187,991		$90,342		$82,439		$78,968		$90,331
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.96%		0.98%		0.95%		0.98	% *	0.95%		0.95%
After expense waiver	0.77	% *#	0.77	% #	0.77	% #	0.77	% #	0.86	% *#	0.94	% #	N/A
Net investment income (loss) to average daily net assets	2.96	% *	4.50%		4.11%		2.07%		0.34	% *	0.21%		0.92%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02††
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05	***	0.04	***	0.02	***	0.00	***†	0.00	***†	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		-		0.00	†	0.00	†	0.00 †
Total income from investment operations	0.02		0.05		0.04		0.02		0.00		0.00		0.01
Less distributions to shareholders:
From net investment income	(0.02)		(0.05)		(0.04)		(0.02)		(0.00	)†	(0.00	)†	(0.01)
From net realized gains	-		-		-		-		(0.00	)†	(0.00	)†	-
Total distributions	(0.02)		(0.05)		(0.04)		(0.02)		(0.00)		(0.00)		(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return^	1.61	% **	4.84%		4.35%		2.34%		0.47	% **	0.44%		1.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100,191		$84,967		$81,734		$63,462		$61,345		$55,400		$66,906
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.71%		0.73%		0.70%		0.74	% *	0.70%		0.70%
After expense waiver	0.52	% *#	0.52	% #	0.52	% #	0.52	% #	0.63	% *#	N/A		N/A
Net investment income (loss) to average daily net assets	3.18	% *	4.74%		4.32%		2.32%		0.56	% *	0.44%		1.17%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amounts have been restated to reflect stock splits.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02††
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05	***	0.04	***	0.02	***	0.01	***	0.01 ***	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		-		0.00	†	0.00 †	0.01
Total income from investment operations	0.02		0.05		0.04		0.02		0.01		0.01	0.02
Less distributions to shareholders:
From net investment income	(0.02)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)
From net realized gains	-		-		-		-		(0.00	)†	(0.00)†	-
Total distributions	(0.02)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return^	1.59	% **	4.81%		4.32%		2.31%		0.51	% **	0.59%	1.33%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$217,128		$213,690		$111,314		$76,384		$123,384		$90,362	$107,089
Before expense waiver	0.55	% *	0.56%		0.58%		0.55%		0.59	% *	0.55%	0.55%
After expense waiver	0.55	% *#	0.55	% #	0.55	% #	0.55	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	3.15	% *	4.71%		4.31%		2.20%		0.64	% *	0.59%	1.31%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 10/31/03	Year ended 12/31/02††
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.05	***	0.04	***	0.02	***	0.01	***	0.01 ***	0.01 ***
Net realized and unrealized gain (loss) on investments	-		-		-		-		0.00	†	0.00 †	0.01
Total income from investment operations	0.02		0.05		0.04		0.02		0.01		0.01	0.02
Less distributions to shareholders:
From net investment income	(0.02)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)
From net realized gains	-		-		-		-		(0.00	)†	(0.00)†	-
Total distributions	(0.02)		(0.05)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return^	1.64	% **	4.92%		4.42%		2.42%		0.59	% **	0.69%	1.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$288,525		$258,751		$249,221		$214,152		$255,835		$269,275	$332,076
Ratio of expenses to average daily net assets:
Before expense waiver	0.45	% *	0.46%		0.48%		0.45%		0.48	% *	0.45%	0.45%
After expense waiver	0.45	% *#	0.45	% #	0.45	% #	0.45	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	3.24	% *	4.81%		4.36%		2.36%		0.70	% *	0.70%	1.43%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amounts have been restated to reflect stock splits.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.35		$10.23		$10.21		$10.52		$10.27		$10.34	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.44	***	0.39	***	0.32	***	0.27	***	0.34 ***	0.40 ***
Net realized and unrealized gain (loss) on investments	(0.01)		0.11		0.01		(0.23)		(0.02)		(0.01)	0.32
Total income from investment operations	0.20		0.55		0.40		0.09		0.25		0.33	0.72
Less distributions to shareholders:
From net investment income	(0.53)		(0.43)		(0.38)		(0.37)		-		(0.40)	(0.41)
From net realized gains	-		-		-		(0.03)		-		-	-
Total distributions	(0.53)		(0.43)		(0.38)		(0.40)		-		(0.40)	(0.41)
Net asset value, end of period	$10.02		$10.35		$10.23		$10.21		$10.52		$10.27	$10.34
Total Return^	2.04	% **^^	5.55	% ^^	4.09	% ^^	0.88	% ^^	2.43	% **^^	3.22%	7.19%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$69,419		$64,506		$73,351		$64,617		$59,552		$43,144	$21,199
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	% *	1.00%		1.00%		0.99%		0.99	% *	0.99%	0.99%
After expense waiver	0.92	% *#	0.92	% #	0.92	% #	0.92	% #	0.95	% *#	N/A	N/A
Net investment income (loss) to average daily net assets	4.20	% *	4.37%		3.91%		3.17%		3.14	% *	3.20%	3.88%
Portfolio turnover rate	60	% **	332%		156%		114%		78	% **	41%	19%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.38		$10.26		$10.23		$10.53		$10.27		$10.32	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.47	***	0.42	***	0.35	***	0.29	***	0.36 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	(0.00	)†	0.10		0.02		(0.23)		(0.03)		0.01	0.32
Total income from investment operations	0.22		0.57		0.44		0.12		0.26		0.37	0.75
Less distributions to shareholders:
From net investment income	(0.56)		(0.45)		(0.41)		(0.39)		-		(0.42)	(0.44)
From net realized gains	-		-		-		(0.03)		-		-	-
Total distributions	(0.56)		(0.45)		(0.41)		(0.42)		-		(0.42)	(0.44)
Net asset value, end of period	$10.04		$10.38		$10.26		$10.23		$10.53		$10.27	$10.32
Total Return^	2.22	% **	5.74%		4.41%		1.20%		2.53	% **	3.55%	7.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$149,401		$173,954		$174,021		$196,942		$196,397		$183,757	$139,555
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	% *	0.75%		0.75%		0.74%		0.74	% *	0.74%	0.74%
After expense waiver	0.67	% *#	0.67	% #	0.67	% #	0.67	% #	0.70	% *#	N/A	N/A
Net investment income (loss) to average daily net assets	4.44	% *	4.60%		4.14%		3.44%		3.35	% *	3.46%	4.13%
Portfolio turnover rate	60	% **	332%		156%		114%		78	% **	41%	19%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.42		$10.30		$10.27		$10.58		$10.30		$10.37	$10.05
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.48	***	0.43	***	0.36	***	0.30	***	0.38 ***	0.44 ***
Net realized and unrealized gain (loss) on investments	(0.00	)†	0.10		0.02		(0.24)		(0.02)		(0.02)	0.34
Total income from investment operations	0.23		0.58		0.45		0.12		0.28		0.36	0.78
Less distributions to shareholders:
From net investment income	(0.56)		(0.46)		(0.42)		(0.40)		-		(0.43)	(0.46)
From net realized gains	-		-		-		(0.03)		-		-	-
Total distributions	(0.56)		(0.46)		(0.42)		(0.43)		-		(0.43)	(0.46)
Net asset value, end of period	$10.09		$10.42		$10.30		$10.27		$10.58		$10.30	$10.37
Total Return^	2.26	% **	5.86%		4.48%		1.17%		2.72	% **	3.50%	7.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$43,610		$55,094		$80,419		$68,287		$49,563		$55,458	$42,750
Before expense waiver	0.61	% *	0.60%		0.60%		0.59%		0.59	% *	0.59%	0.59%
After expense waiver	0.59	% *#	0.59	% #	0.59	% #	0.59	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.51	% *	4.77%		4.24%		3.48%		3.45	% *	3.60%	4.24%
Portfolio turnover rate	60	% **	332%		156%		114%		78	% **	41%	19%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 10/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.49		$10.37		$10.34		$10.64		$10.36		$10.41	$10.08
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.49	***	0.44	***	0.37	***	0.30	***	0.39 ***	0.45 ***
Net realized and unrealized gain (loss) on investments	(0.01)		0.10		0.01		(0.24)		(0.02)		(0.01)	0.33
Total income from investment operations	0.22		0.59		0.45		0.13		0.28		0.38	0.78
Less distributions to shareholders:
From net investment income	(0.57)		(0.47)		(0.42)		(0.40)		-		(0.43)	(0.45)
From net realized gains	-		-		-		(0.03)		-		-	-
Total distributions	(0.57)		(0.47)		(0.42)		(0.43)		-		(0.43)	(0.45)
Net asset value, end of period	$10.14		$10.49		$10.37		$10.34		$10.64		$10.36	$10.41
Total Return^	2.20	% **	5.88%		4.51%		1.33%		2.70	% **	3.68%	7.75%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$175,103		$196,525		$184,830		$157,275		$128,695		$127,246	$146,276
Ratio of expenses to average daily net assets:
Before expense waiver	0.56	% *	0.55%		0.55%		0.54%		0.54	% *	0.54%	0.54%
After expense waiver	0.54	% *#	0.54	% #	0.54	% #	0.54	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.56	% *	4.75%		4.29%		3.54%		3.48	% *	3.67%	4.38%
Portfolio turnover rate	60	% **	332%		156%		114%		78	% **	41%	19%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.31		$10.20		$10.16		$10.47		$10.25		$10.30		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.19	***	0.39	***	0.36	***	0.24	***	0.25	***	0.31	***	(0.00	)†***
Net realized and unrealized gain (loss) on investments	(0.00	)†	0.12		0.03		(0.19)		(0.03)		(0.00	)†	(0.01)
Total income from investment operations	0.19		0.51		0.39		0.05		0.22		0.31		(0.01)
Less distributions to shareholders:
From net investment income	(0.54)		(0.40)		(0.35)		(0.33)		-		(0.36)		-
Tax return of capital	-		-		-		(0.03)		-		-		-
Total distributions	(0.54)		(0.40)		(0.35)		(0.36)		-		(0.36)		-
Net asset value, end of period	$9.96		$10.31		$10.20		$10.16		$10.47		$10.25		$10.30
Total Return^	1.87	% **^^	5.25	% ^^	3.74	% ^^	0.62	% ^^	2.15	% **^^	2.98	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,248		$4,006		$103		$103		$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.31	% *	1.30%		1.30%		1.29%		1.29	% *	1.29%		-	‡
After expense waiver	1.22	% *#	1.22	% #	1.22	% #	1.22	% #	1.25	% #*	N/A		N/A
Net investment income (loss) to average daily net assets	3.90	% *	3.80%		3.61%		2.39%		2.92	% *	2.92%		-	‡
Portfolio turnover rate	60	% **	332%		156%		114%		78	% **	41%		19%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Period ended 12/31/03+
Net asset value, beginning of period	$10.39		$10.19		$10.51		$10.60		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.25	***	0.45	***	0.69	***	0.36	***	-
Net realized and unrealized gain (loss) on investments	0.41		0.28		(0.24)		(0.48)		0.24		-
Total income from investment operations	0.64		0.53		0.21		0.21		0.60		0.00
Less distributions to shareholders:
From net investment income	(0.54)		(0.33)		(0.52)		(0.29)		-		-
From net realized gains	-		-		(0.01)		(0.01)		-		-
Total distributions	(0.54)		(0.33)		(0.53)		(0.30)		-		-
Net asset value, end of period	$10.49		$10.39		$10.19		$10.51		$10.60		$10.00
Total Return^	6.36	% **^^	5.44	% ^^	2.07	% ^^	1.95	% ^^	6.00	%**^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,045		$29,868		$20,591		$15,983		$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.04%		1.04%		1.04%		1.11	%*	-	‡
After expense waiver	0.94	% *#	1.00	% #	N/A		N/A		1.08	%*#	N/A
Net investment income (loss) to average daily net assets	4.30	% *	2.52%		4.50%		6.52%		4.11	%*	-	‡
Portfolio turnover rate	4	% **	17%		4%		7%		4	%**	-	‡
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Period ended 12/31/03+
Net asset value, beginning of period	$10.49		$10.28		$10.59		$10.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.45	***	0.46	***	0.46	***	0.33	***	-
Net realized and unrealized gain (loss) on investments	0.41		0.11		(0.23)		(0.23)		0.33		-
Total income from investment operations	0.65		0.56		0.23		0.23		0.66		0.00
Less distributions to shareholders:
From net investment income	(0.55)		(0.35)		(0.53)		(0.29)		-		-
From net realized gains	-		-		(0.01)		(0.01)		-		-
Total distributions	(0.55)		(0.35)		(0.54)		(0.30)		-		-
Net asset value, end of period	$10.59		$10.49		$10.28		$10.59		$10.66		$10.00
Total Return^	6.44	% **	5.68%		2.29%		2.22%		6.60	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,744		$63,394		$5,232		$4,977		$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.79%		0.79%		0.86	%*	-	‡
After expense waiver	N/A		N/A		N/A		N/A		0.83	%*#	N/A
Net investment income (loss) to average daily net assets	4.47	% *	4.50%		4.52%		4.32%		3.82	%*	-	‡
Portfolio turnover rate	4	% **	17%		4%		7%		4	%**	-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04++		Period ended 12/31/03+
Net asset value, beginning of period	$10.52		$10.31	$10.61	$10.67	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.30 ***	0.49 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.41		0.28	(0.23)	(0.31)	0.33		-
Total income from investment operations	0.66		0.58	0.26	0.25	0.67		0.00
Less distributions to shareholders:
From net investment income	(0.57)		(0.37)	(0.55)	(0.30)	-		-
From net realized gains	-		-	(0.01)	(0.01)	-		-
Total distributions	(0.57)		(0.37)	(0.56)	(0.31)	-		-
Net asset value, end of period	$10.61		$10.52	$10.31	$10.61	$10.67		$10.00
Total Return^	6.47	% **	5.85%	2.53%	2.32%	6.70	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,742		$71,072	$85,267	$79,985	$66,938		$1
Before expense waiver	0.64	% *	0.64%	0.64%	0.64%	0.71	%*	-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.68	%*#	N/A
Net investment income (loss) to average daily net assets	4.61	% *	3.01%	4.81%	5.27%	3.92	%*	-	‡
Portfolio turnover rate	4	% **	17%	4%	7%	4	%**	-	‡
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04++		Period ended 12/31/03+
Net asset value, beginning of period	$10.53		$10.33	$10.63	$10.68	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.32 ***	0.50 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.42		0.26	(0.23)	(0.30)	0.34		-
Total income from investment operations	0.67		0.58	0.27	0.26	0.68		0.00
Less distributions to shareholders:
From net investment income	(0.58)		(0.38)	(0.56)	(0.30)	-		-
From net realized gains	-		-	(0.01)	(0.01)	-		-
Total distributions	(0.58)		(0.38)	(0.57)	(0.31)	-		-
Net asset value, end of period	$10.62		$10.53	$10.33	$10.63	$10.68		$10.00
Total Return^	6.56	% **	5.86%	2.63%	2.49%	6.80	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$152,504		$196,517	$197,648	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.54%	0.54%	0.54%	0.61	%*	-	‡
After expense waiver	N/A		N/A	N/A	N/A	0.58	%*#	N/A
Net investment income (loss) to average daily net assets	4.70	% *	3.18%	4.95%	5.24%	3.90	%*	-	‡
Portfolio turnover rate	4	% **	17%	4%	7%	4	%**	-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Period ended 12/31/03+
Net asset value, beginning of period	$10.44		$10.25		$10.55		$10.61		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.22	***	0.41	***	0.48	***	0.22	***	-
Net realized and unrealized gain (loss) on investments	0.42		0.29		(0.23)		(0.31)		0.39		-
Total income from investment operations	0.63		0.51		0.18		0.17		0.61		0.00
Less distributions to shareholders:
From net investment income	(0.50)		(0.32)		(0.47)		(0.22)		-		-
From net realized gains	-		-		(0.01)		(0.01)		-		-
Total distributions	(0.50)		(0.32)		(0.48)		(0.23)		-		-
Net asset value, end of period	$10.57		$10.44		$10.25		$10.55		$10.61		$10.00
Total Return^	6.24	% **^^	5.17	% ^^	1.77	% ^^	1.60	% ^^	6.10	%**^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222		$234		$212		$113		$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.34%		1.35%		1.34%		1.41	%*	-	‡
After expense waiver	1.24	% *#	1.30	% #	N/A		N/A		1.38	%*#	N/A
Net investment income (loss) to average daily net assets	4.02	% *	2.24%		4.00%		4.49%		2.62	%*	-	‡
Portfolio turnover rate	4	% **	17%		4%		7%		4	%**	-	‡

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.97		$10.87		$10.88		$10.88		$10.93		$11.18	$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.47	***	0.44	***	0.39	***	0.31	***	0.36 ***	0.48 ***
Net realized and unrealized gain (loss) on investments	0.04		0.08		0.02		(0.32)		0.10		0.17	0.42
Total income from investment operations	0.27		0.55		0.46		0.07		0.41		0.53	0.90
Less distributions to shareholders:
From net investment income	(0.58)		(0.45)		(0.47)		(0.07)		(0.36)		(0.63)	(0.45)
From net realized gains	-		-		-		-		(0.10)		(0.15)	(0.03)
Total distributions	(0.58)		(0.45)		(0.47)		(0.07)		(0.46)		(0.78)	(0.48)
Net asset value, end of period	$10.66		$10.97		$10.87		$10.88		$10.88		$10.93	$11.18
Total Return^	2.54	% **^^	5.23	% ^^	4.31	% ^^	0.64	% ^^	3.74	% **^^	4.78%	8.28%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$195,480		$183,196		$217,383		$239,708		$227,160		$204,591	$156,727
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.04%		1.04%		1.03%		1.05	% *	1.04%	1.04%
After expense waiver	0.96	% *#	0.96	% #	0.96	% #	0.95	% #	1.00	% *#	N/A	N/A
Net investment income (loss) to average daily net assets	4.34	% *	4.39%		4.13%		3.62%		3.40	% *	3.17%	4.34%
Portfolio turnover rate	127	% **	394%		197%		219%		178	% **	146%	187%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.04		$10.94		$10.95		$10.94		$10.98		$11.22	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.50	***	0.47	***	0.42	***	0.33	***	0.39 ***	0.52 ***
Net realized and unrealized gain (loss) on investments	0.04		0.08		0.01		(0.33)		0.11		0.18	0.40
Total income from investment operations	0.29		0.58		0.48		0.09		0.44		0.57	0.92
Less distributions to shareholders:
From net investment income	(0.61)		(0.48)		(0.49)		(0.08)		(0.38)		(0.66)	(0.46)
From net realized gains	-		-		-		-		(0.10)		(0.15)	(0.03)
Total distributions	(0.61)		(0.48)		(0.49)		(0.08)		(0.48)		(0.81)	(0.49)
Net asset value, end of period	$10.72		$11.04		$10.94		$10.95		$10.94		$10.98	$11.22
Total Return^	2.69	% **	5.49%		4.55%		0.79%		4.02	% **	5.09%	8.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$316,291		$368,954		$425,017		$385,684		$405,695		$348,158	$289,553
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.79%		0.79%		0.80	% *	0.79%	0.79%
After expense waiver	0.71	% *#	0.71	% #	0.71	% #	0.71	% #	0.75	% *#	N/A	N/A
Net investment income (loss) to average daily net assets	4.59	% *	4.64%		4.37%		3.86%		3.62	% *	3.42%	4.62%
Portfolio turnover rate	127	% **	394%		197%		219%		178	% **	146%	187%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.08		$10.98		$10.99		$10.97		$11.01		$11.25	$10.82
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.51	***	0.48	***	0.43	***	0.34	***	0.41 ***	0.54 ***
Net realized and unrealized gain (loss) on investments	0.04		0.08		0.01		(0.33)		0.11		0.17	0.40
Total income from investment operations	0.29		0.59		0.49		0.10		0.45		0.58	0.94
Less distributions to shareholders:
From net investment income	(0.61)		(0.49)		(0.50)		(0.08)		(0.39)		(0.67)	(0.48)
From net realized gains	-		-		-		-		(0.10)		(0.15)	(0.03)
Total distributions	(0.61)		(0.49)		(0.50)		(0.08)		(0.49)		(0.82)	(0.51)
Net asset value, end of period	$10.76		$11.08		$10.98		$10.99		$10.97		$11.01	$11.25
Total Return^	2.75	% **	5.56%		4.60%		0.90%		4.11	% **	5.23%	8.61%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$203,464		$202,008		$212,477		$214,159		$200,216		$153,913	$172,997
Before expense waiver	0.64	% *	0.64%		0.64%		0.64%		0.65	% *	0.64%	0.64%
After expense waiver	0.64	% *#	0.64	% #	0.64	% #	0.64	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.66	% *	4.71%		4.44%		3.93%		3.71	% *	3.58%	4.79%
Portfolio turnover rate	127	% **	394%		197%		219%		178	% **	146%	187%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.14		$11.04		$11.04		$11.02		$11.06		$11.29	$10.85
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.52	***	0.48	***	0.44	***	0.35	***	0.42 ***	0.54 ***
Net realized and unrealized gain (loss) on investments	0.05		0.07		0.03		(0.34)		0.10		0.18	0.41
Total income from investment operations	0.30		0.59		0.51		0.10		0.45		0.60	0.95
Less distributions to shareholders:
From net investment income	(0.62)		(0.49)		(0.51)		(0.08)		(0.39)		(0.68)	(0.48)
From net realized gains	-		-		-		-		(0.10)		(0.15)	(0.03)
Total distributions	(0.62)		(0.49)		(0.51)		(0.08)		(0.49)		(0.83)	(0.51)
Net asset value, end of period	$10.82		$11.14		$11.04		$11.04		$11.02		$11.06	$11.29
Total Return^	2.79	% **	5.57%		4.64%		1.00%		4.11	% **	5.32%	8.71%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$752,690		$779,239		$861,000		$828,275		$780,442		$814,837	$1,252,515
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.59%		0.59%		0.59%		0.60	% *	0.59%	0.59%
After expense waiver	0.59	% *#	0.59	% #	0.59	% #	0.59	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.70	% *	4.77%		4.49%		3.98%		3.75	% *	3.62%	4.83%
Portfolio turnover rate	127	% **	394%		197%		219%		178	% **	146%	187%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.92		$10.73		$10.76		$10.79		$10.84		$11.15		$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.42	***	0.40	***	0.36	***	0.29	***	0.34	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.03		0.09		0.00	†	(0.33)		0.08		0.16		(0.01)
Total income from investment operations	0.25		0.51		0.40		0.03		0.37		0.50		(0.01)
Less distributions to shareholders:
From net investment income	(0.57)		(0.32)		(0.43)		(0.06)		(0.32)		(0.66)		-
From net realized gains	-		-		-		-		(0.10)		(0.15)		-
Total distributions	(0.57)		(0.32)		(0.43)		(0.06)		(0.42)		(0.81)		-
Net asset value, end of period	$10.60		$10.92		$10.73		$10.76		$10.79		$10.84		$11.15
Total Return^	2.42	% **^^	4.91	% ^^	3.86	% ^^	0.30	% ^^	3.45	% **^^	4.51	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$335		$4,244		$377		$1,367		$1,107		$1,215		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.36%		1.36%		1.36%		1.34	% *	1.36%		-	‡
After expense waiver	1.28	% *#	1.28	% #	1.28	% #	1.28	% #	1.30	% *#	N/A		N/A
Net investment income (loss) to average daily net assets	4.08	% *	3.89%		3.77%		3.30%		3.13	% *	2.94%		-	‡
Portfolio turnover rate	127	% **	394%		197%		219%		178	% **	146%		187%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.97		$10.85		$10.75		$11.07		$10.63		$10.04	$9.69
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.48	***	0.44	***	0.39	***	0.33	***	0.44 ***	0.46	***
Net realized and unrealized gain (loss) on investments	(0.05)		0.09		0.05		(0.30)		0.11		0.36	0.29
Total income from investment operations	0.19		0.57		0.49		0.09		0.44		0.80	0.75
Less distributions to shareholders:
From net investment income	(0.57)		(0.45)		(0.39)		(0.36)		-		(0.18)	(0.40)
From net realized gains	(0.04)		-		-		(0.05)		-		(0.03)	-
Total distributions	(0.61)		(0.45)		(0.39)		(0.41)		-		(0.21)	(0.40)
Net asset value, end of period	$10.55		$10.97		$10.85		$10.75		$11.07		$10.63	$10.04
Total Return^	1.66	% **^^	5.40	% ^^	4.72	% ^^	0.83	% ^^	4.14	%**^^	7.95%	7.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,235		$44,028		$33,904		$38,218		$26,001		$12,221	$18,401
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	1.16%		1.15%		1.15%		1.11	%*	1.14%	1.16%
After expense waiver	0.99	% *#	0.99	% #	0.99	% #	0.99	% #	1.01	%*#	N/A	1.15	% #
Net investment income (loss) to average daily net assets	4.47	% *	4.52%		4.13%		3.61%		3.70	%*	4.17%	4.61%
Portfolio turnover rate	138	% **	427%		208%		137%		84	%**	105%	76%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.91		$10.80		$10.71		$11.02		$10.56		$10.10	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.50	***	0.48	***	0.41	***	0.35	***	0.43 ***	0.51	***
Net realized and unrealized gain (loss) on investments	(0.04)		0.08		0.03		(0.29)		0.11		0.35	0.33
Total income from investment operations	0.21		0.58		0.51		0.12		0.46		0.78	0.84
Less distributions to shareholders:
From net investment income	(0.59)		(0.47)		(0.42)		(0.38)		-		(0.29)	(0.40)
From net realized gains	(0.04)		-		-		(0.05)		-		(0.03)	-
Total distributions	(0.63)		(0.47)		(0.42)		(0.43)		-		(0.32)	(0.40)
Net asset value, end of period	$10.49		$10.91		$10.80		$10.71		$11.02		$10.56	$10.10
Total Return^	1.84	% **	5.60%		4.91%		1.13%		4.36	%**	8.36%	8.09%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$167,867		$191,936		$237,088		$138,848		$117,093		$64,281	$632
Ratio of expenses to average daily net assets:
Before expense waiver	0.92	% *	0.92%		0.91%		0.91%		0.86	%*	0.90%	0.90%
After expense waiver	0.75	% *#	0.75	% #	0.75	% #	0.75	% #	0.76	%*#	N/A	0.90	% #
Net investment income (loss) to average daily net assets	4.73	% *	4.73%		4.54%		3.84%		3.93	%*	3.99%	5.17%
Portfolio turnover rate	138	% **	427%		208%		137%		84	%**	105%	76%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$10.97		$10.85		$10.76		$11.07		$10.61		$10.07	$9.70
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.48	***	0.46	***	0.43	***	0.36	***	0.47 ***	0.50	***
Net realized and unrealized gain (loss) on investments	(0.05)		0.11		0.05		(0.31)		0.10		0.39	0.30
Total income from investment operations	0.20		0.59		0.51		0.12		0.46		0.86	0.80
Less distributions to shareholders:
From net investment income	(0.59)		(0.47)		(0.42)		(0.38)		-		(0.29)	(0.43)
From net realized gains	(0.04)		-		-		(0.05)		-		(0.03)	-
Total distributions	(0.63)		(0.47)		(0.42)		(0.43)		-		(0.32)	(0.43)
Net asset value, end of period	$10.54		$10.97		$10.85		$10.76		$11.07		$10.61	$10.07
Total Return^	1.77	% **	5.68%		4.91%		1.15%		4.34	%**	8.41%	8.30%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,644		$51,537		$11,218		$10,329		$7,221		$6,975	$3,979
Before expense waiver	0.76	% *	0.76%		0.75%		0.75%		0.71	%*	0.74%	0.75%
After expense waiver	0.74	% *#	0.74	% #	0.74	% #	0.74	% #	N/A		N/A	0.74	% #
Net investment income (loss) to average daily net assets	4.76	% *	4.48%		4.34%		4.00%		3.96	%*	4.44%	4.99%
Portfolio turnover rate	138	% **	427%		208%		137%		84	%**	105%	76%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 10/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.01		$10.89		$10.79		$11.10		$10.64		$10.10	$9.71
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.51	***	0.47	***	0.44	***	0.36	***	0.48 ***	0.53	***
Net realized and unrealized gain (loss) on investments	(0.12)		0.09		0.06		(0.31)		0.10		0.38	0.29
Total income from investment operations	0.13		0.60		0.53		0.13		0.46		0.86	0.82
Less distributions to shareholders:
From net investment income	(0.59)		(0.48)		(0.43)		(0.39)		-		(0.29)	(0.43)
From net realized gains	(0.04)		-		-		(0.05)		-		(0.03)	-
Total distributions	(0.63)		(0.48)		(0.43)		(0.44)		-		(0.32)	(0.43)
Net asset value, end of period	$10.51		$11.01		$10.89		$10.79		$11.10		$10.64	$10.10
Total Return^	1.10	% **	5.69%		5.06%		1.10%		4.42	%**	8.48%	8.41%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,981		$213,606		$210,289		$157,993		$104,200		$74,735	$39,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.70%		0.70%		0.70%		0.66	%*	0.69%	0.70%
After expense waiver	0.69	% *#	0.69	% #	0.69	% #	0.69	% #	N/A		N/A	0.70	% #
Net investment income (loss) to average daily net assets	4.72	% *	4.80%		4.40%		4.06%		4.02	%*	4.57%	5.31%
Portfolio turnover rate	138	% **	427%		208%		137%		84	%**	105%	76%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.84		$10.73		$10.65		$10.96		$10.55		$10.02		$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.44	***	0.41	***	0.36	***	0.30	***	0.40	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.04)		0.08		0.04		(0.30)		0.11		0.37		(0.01)
Total income from investment operations	0.18		0.52		0.45		0.06		0.41		0.77		(0.01)
Less distributions to shareholders:
From net investment income	(0.54)		(0.41)		(0.37)		(0.32)		-		(0.21)		-
From net realized gains	(0.04)		-		-		(0.05)		-		(0.03)		-
Total distributions	(0.58)		(0.41)		(0.37)		(0.37)		-		(0.24)		-
Net asset value, end of period	$10.44		$10.84		$10.73		$10.65		$10.96		$10.55		$10.02
Total Return^	1.55	% **^^	5.04	% ^^	4.35	% ^^	0.56	% ^^	3.89	%**^^	7.65	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,804		$1,608		$1,238		$1,245		$128		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.46	% *	1.46%		1.45%		1.45%		1.41	%*	1.44%		-	‡
After expense waiver	1.29	% *#	1.29	% #	1.29	% #	1.29	% #	1.32	%*#	N/A		N/A
Net investment income (loss) to average daily net assets	4.15	% *	4.19%		3.95%		3.33%		3.34	%*	3.86%		-	‡
Portfolio turnover rate	138	% **	427%		208%		137%		84	%**	105%		76%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$10.91		$10.22		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.46	***	0.46	***	0.28	***
Net realized and unrealized gain (loss) on investments	0.09		0.59		0.14		(0.25)
Total income from investment operations	0.35		1.05		0.60		0.03
Less distributions to shareholders:
From net investment income	(0.56)		(0.36)		(0.41)		-
From net realized gains	(0.10)		-		-		-
Total distributions	(0.66)		(0.36)		(0.41)		-
Net asset value, end of period	$10.60		$10.91		$10.22		$10.03
Total Return^	3.45	% **^^	10.43	% ^^	6.15	% ^^	0.30	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,928		$33,247		$14,973		$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.22	% *	1.23%		1.26%		1.25	% *
After expense waiver	1.16	% *#	1.16	% #	1.16	% #	1.16	% *#
Net investment income (loss) to average daily net assets	4.98	% *	4.36%		4.63%		3.30	% *
Portfolio turnover rate	57	% **	131%		159%		159	% **
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.01		$10.29		$10.05		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29	***	0.48	***	0.52	***	0.35	***
Net realized and unrealized gain (loss) on investments	0.08		0.60		0.11		(0.30)
Total income from investment operations	0.37		1.08		0.63		0.05
Less distributions to shareholders:
From net investment income	(0.57)		(0.36)		(0.39)		-
From net realized gains	(0.10)		-		-		-
Total distributions	(0.67)		(0.36)		(0.39)		-
Net asset value, end of period	$10.71		$11.01		$10.29		$10.05
Total Return^	3.48	% **	10.84%		6.46%		0.50	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$338,617		$302,119		$211,542		$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.97	% *	0.98%		1.00%		0.98	% *
After expense waiver	0.89	% *#	0.89	% #	0.89	% #	0.89	% *#
Net investment income (loss) to average daily net assets	5.40	% *	4.60%		5.20%		4.22	% *
Portfolio turnover rate	57	% **	131%		159%		159	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.03		$10.30		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.40	***	0.51	***	0.55	***	0.36	***
Net realized and unrealized gain (loss) on investments	(0.03)		0.59		0.10		(0.30)
Total income from investment operations	0.37		1.10		0.65		0.06
Less distributions to shareholders:
From net investment income	(0.59)		(0.37)		(0.41)		-
From net realized gains	(0.10)		-		-		-
Total distributions	(0.69)		(0.37)		(0.41)		-
Net asset value, end of period	$10.71		$11.03		$10.30		$10.06
Total Return^	3.59	% **	10.84%		6.68%		0.60	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,202		$12,620		$6,360		$11,473
Before expense waiver	0.82	% *	0.83%		0.85%		0.85	% *
After expense waiver	0.76	% *#	0.76	% #	0.76	% #	0.76	% #
Net investment income (loss) to average daily net assets	7.54	% *	4.80%		5.49%		4.26	% *
Portfolio turnover rate	57	% **	131%		159%		159	% **
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.02		$10.31		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.30	***	0.50	***	0.47	***	0.36	***
Net realized and unrealized gain (loss) on investments	0.08		0.61		0.18		(0.29)
Total income from investment operations	0.38		1.11		0.65		0.07
Less distributions to shareholders:
From net investment income	(0.59)		(0.40)		(0.41)		-
From net realized gains	(0.10)		-		-		-
Total distributions	(0.69)		(0.40)		(0.41)		-
Net asset value, end of period	$10.71		$11.02		$10.31		$10.07
Total Return^	3.66	% **	10.96%		6.67%		0.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$46,125		$65,578		$752		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.77	% *	0.78%		0.82%		0.77	% *
After expense waiver	0.71	% *#	0.71	% #	0.71	% #	0.71	% *#
Net investment income (loss) to average daily net assets	5.58	% *	4.78%		4.64%		4.33	% *
Portfolio turnover rate	57	% **	131%		159%		159	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$10.95		$10.26		$10.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.38	***	0.43	***	0.41	***	0.31	***
Net realized and unrealized gain (loss) on investments	(0.05)		0.61		0.18		(0.30)
Total income from investment operations	0.33		1.04		0.59		0.01
Less distributions to shareholders:
From net investment income	(0.52)		(0.35)		(0.34)		-
From net realized gains	(0.10)		-		-		-
Total distributions	(0.62)		(0.35)		(0.34)		-
Net asset value, end of period	$10.66		$10.95		$10.26		$10.01

Total Return^	3.26	% **^^	10.26	% ^^	6.01	% ^^	0.10	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$855		$589		$479		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.52	% *	1.53%		1.56%		1.52	% *
After expense waiver	1.38	% *#	1.38	% #	1.38	% #	1.38	% *#
Net investment income (loss) to average daily net assets	7.19	% *	4.10%		4.07%		3.67	% *
Portfolio turnover rate	57	% **	131%		159%		159	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.89		$10.85		$10.64		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.38	***	0.80	***	0.76	***	0.74	***
Net realized and unrealized gain (loss) on investments	(0.72)		(0.11)		0.21		(0.37)
Total income from investment operations	(0.34)		0.69		0.97		0.37
Less distributions to shareholders:
From net investment income	(0.78)		(0.63)		(0.71)		(0.12)
From net realized gains	(0.03)		(0.02)		(0.05)		-
Total distributions	(0.81)		(0.65)		(0.76)		(0.12)
Net asset value, end of period	$9.74		$10.89		$10.85		$10.64
Total Return^	(3.02	)% **^^	6.53	% ^^	9.64	% ^^	3.56	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,668		$32,164		$15,895		$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.14%		1.15%		1.16%
After expense waiver	N/A		N/A		1.15	% #	1.15	% #
Net investment income (loss) to average daily net assets	7.75	% *	7.42%		7.24%		6.98%
Portfolio turnover rate	46	% **	93%		61%		59%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.94		$10.89		$10.67		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.39	***	0.83	***	0.79	***	0.76	***
Net realized and unrealized gain (loss) on investments	(0.72)		(0.10)		0.20		(0.36)
Total income from investment operations	(0.33)		0.73		0.99		0.40
Less distributions to shareholders:
From net investment income	(0.80)		(0.66)		(0.72)		(0.12)
From net realized gains	(0.03)		(0.02)		(0.05)		-
Total distributions	(0.83)		(0.68)		(0.77)		(0.12)
Net asset value, end of period	$9.78		$10.94		$10.89		$10.67
Total Return^	(2.81	)% **	6.73%		9.97%		3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,345		$5,135		$2,515		$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.89	% *	0.88%		0.90%		0.91%
After expense waiver	N/A		N/A		0.90	% #	0.90	% #
Net investment income (loss) to average daily net assets	8.00	% *	7.67%		7.53%		7.18%
Portfolio turnover rate	46	% **	93%		61%		59%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$10.99		$10.93		$10.67		$10.39		$10.05		$8.27
Income (loss) from investment operations:
Net investment income (loss)	0.40	***	0.85	***	0.80	***	0.77	***	0.84		0.82
Net realized and unrealized gain (loss) on investments	(0.73)		(0.11)		0.22		(0.37)		0.35		1.79
Total income from investment operations	(0.33)		0.74		1.02		0.40		1.19		2.61
Less distributions to shareholders:
From net investment income	(0.81)		(0.66)		(0.71)		(0.12)		(0.85)		(0.83)
From net realized gains	(0.03)		(0.02)		(0.05)		-		-		-
Total distributions	(0.84)		(0.68)		(0.76)		(0.12)		(0.85)		(0.83)
Net asset value, end of period	$9.82		$10.99		$10.93		$10.67		$10.39		$10.05
Total Return	(2.78	)% **^	6.85	% ^	10.15	% ^	3.92	% ^	12.32%		33.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96,727		$105,706		$79,691		$64,235		$78,901		$50,552
Before expense waiver	0.74	% *	0.73%		0.75%		0.75%		0.78%		1.02%
After expense waiver	N/A		N/A		0.75	% #	0.75	% #	0.75	% #	0.75	% #
Net investment income (loss) to average daily net assets	8.15	% *	7.80%		7.59%		7.29%		8.30%		8.98%
Portfolio turnover rate	46	% **	93%		61%		59%		70%		103%

	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.98		$10.92	$10.67		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.40	***	0.85 ***	0.80	***	0.78	***
Net realized and unrealized gain (loss) on investments	(0.72)		(0.11)	0.22		(0.37)
Total income from investment operations	(0.32)		0.74	1.02		0.41
Less distributions to shareholders:
From net investment income	(0.82)		(0.66)	(0.72)		(0.13)
From net realized gains	(0.03)		(0.02)	(0.05)		-
Total distributions	(0.85)		(0.68)	(0.77)		(0.13)
Net asset value, end of period	$9.81		$10.98	$10.92		$10.67
Total Return^	(2.80	)% **	6.98%	10.17%		3.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51,174		$53,406	$32,625		$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.69	% *	0.68%	0.70%		0.70%
After expense waiver	N/A		N/A	0.70	% #	0.70	% #
Net investment income (loss) to average daily net assets	8.17	% *	7.86%	7.65%		7.37%
Portfolio turnover rate	46	% **	93%	61%		59%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.88		$10.87		$10.62		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.37	***	0.77	***	0.75	***	0.70	***
Net realized and unrealized gain (loss) on investments	(0.72)		(0.11)		0.18		(0.36)
Total income from investment operations	(0.35)		0.66		0.93		0.34
Less distributions to shareholders:
From net investment income	(0.75)		(0.63)		(0.63)		(0.11)
From net realized gains	(0.03)		(0.02)		(0.05)		-
Total distributions	(0.78)		(0.65)		(0.68)		(0.11)
Net asset value, end of period	$9.75		$10.88		$10.87		$10.62
Total Return^	(3.08	)% **^^	6.08	% ^^	9.29	% ^^	3.25	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$953		$1,949		$1,963		$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.44	% *	1.43%		1.45%		1.45%
After expense waiver	N/A		N/A		1.45	% #	1.45	% #
Net investment income (loss) to average daily net assets	7.59	% *	7.11%		7.10%		6.60%
Portfolio turnover rate	46	% **	93%		61%		59%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.12	***	0.13	***	0.13	***	0.10	***
Net realized and unrealized gain (loss) on investments	0.60		0.60		0.59		0.60		0.60
Total income from investment operations	0.71		0.72		0.72		0.73		0.70
Net asset value, end of period	$10.71		$10.72		$10.72		$10.73		$10.70
Total Return^	7.10	%**^^	7.20	%**	7.20	%**	7.30	%**	7.00	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$114		$107		$107		$38,048		$107
Ratio of expenses to average daily net assets:
Before expense waiver	2.65	%*	2.40	%*	2.25	%*	2.14	%*	2.95	%*
After expense waiver	1.20	%*#	0.95	%*#	0.80	%*#	0.75	%*#	1.50	%*#
Net investment income (loss) to average daily net assets	2.91	%*	3.16	%*	3.31	%*	3.29	%*	2.61	%*
Portfolio turnover rate	7	%**	7	%**	7	%**	7	%**	7	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 20, 2007 (commencement of operations) through April 30, 2008.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.07		$10.31		$9.45		$9.10		$8.84		$7.66	$8.93
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.24	***	0.20	***	0.17	***	0.11	***	0.14 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	(0.73)		0.75		0.87		0.36		0.15		1.20	(1.24)
Total income from investment operations	(0.62)		0.99		1.07		0.53		0.26		1.34	(1.07)
Less distributions to shareholders:
From net investment income	(0.25)		(0.23)		(0.21)		(0.18)		-		(0.16)	(0.20)
From net realized gains	(0.17)		-		-		-		-		-	-
Total distributions	(0.42)		(0.23)		(0.21)		(0.18)		-		(0.16)	(0.20)
Net asset value, end of period	$10.03		$11.07		$10.31		$9.45		$9.10		$8.84	$7.66
Total Return^	(5.84	)% **^^	9.76	% ^^	11.47	% ^^	5.84	% ^^	2.94	%**^^	17.52%	(11.98)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,644		$11,595		$9,378		$7,838		$7,555		$7,287	$5,490
Ratio of expenses to average daily net assets:
Before expense waiver	1.19	% *	1.20%		1.21%		1.17%		1.20	%*	1.16%	1.16%
After expense waiver	1.16	% *#	1.16	% #	1.16	% #	1.16	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	2.18	% *	2.23%		2.04%		1.84%		1.43	%*	1.70%	2.08%
Portfolio turnover rate	88	% **	194%		150%		139%		104	%**	95%	94%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.22		$10.44		$9.55		$9.18		$8.91		$7.71	$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.27	***	0.23	***	0.20	***	0.13	***	0.16 ***	0.20 ***
Net realized and unrealized gain (loss) on investments	(0.75)		0.76		0.88		0.36		0.14		1.21	(1.25)
Total income from investment operations	(0.63)		1.03		1.11		0.56		0.27		1.37	(1.05)
Less distributions to shareholders:
From net investment income	(0.27)		(0.25)		(0.22)		(0.19)		-		(0.17)	(0.22)
From net realized gains	(0.17)		-		-		-		-		-	-
Total distributions	(0.44)		(0.25)		(0.22)		(0.19)		-		(0.17)	(0.22)
Net asset value, end of period	$10.15		$11.22		$10.44		$9.55		$9.18		$8.91	$7.71
Total Return^	(5.71	)% **	10.04%		11.86%		6.02%		3.14	%**	17.77%	(11.67)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,210		$2,418		$2,195		$2,119		$2,779		$2,393	$3,280
Ratio of expenses to average daily net assets:
Before expense waiver	0.94	% *	0.95%		0.96%		0.92%		0.94	%*	0.91%	0.91%
After expense waiver	0.91	% *#	0.91	% #	0.91	% #	0.91	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	2.43	% *	2.48%		2.29%		2.14%		1.70	%*	1.97%	2.33%
Portfolio turnover rate	88	% **	194%		150%		139%		104	%**	95%	94%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.59		$10.77		$9.86		$9.48		$9.18		$7.94	$9.25
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.29	***	0.25	***	0.22	***	0.14	***	0.18 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	(0.78)		0.79		0.90		0.38		0.16		1.25	(1.29)
Total income from investment operations	(0.64)		1.08		1.15		0.60		0.30		1.43	(1.08)
Less distributions to shareholders:
From net investment income	(0.29)		(0.26)		(0.24)		(0.22)		-		(0.19)	(0.23)
From net realized gains	(0.17)		-		-		-		-		-	-
Total distributions	(0.46)		(0.26)		(0.24)		(0.22)		-		(0.19)	(0.23)
Net asset value, end of period	$10.49		$11.59		$10.77		$9.86		$9.48		$9.18	$7.94
Total Return^	(5.64	)% **	10.25%		11.90%		6.31%		3.27	%**	18.02%	(11.64)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,534		$2,597		$2,119		$1,923		$2,083		$2,138	$2,438
Before expense waiver	0.79	% *	0.80%		0.81%		0.77%		0.80	%*	0.76%	0.76%
After expense waiver	0.76	% *#	0.76	% #	0.76	% #	0.76	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	2.57	% *	2.63%		2.44%		2.26%		1.84	%*	2.09%	2.48%
Portfolio turnover rate	88	% **	194%		150%		139%		104	%**	95%	94%
	Class S
	Six months ended 04/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02
Net asset value, beginning of period	$11.26		$10.47		$9.59		$9.22		$8.93		$7.72	$9.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.30	***	0.26	***	0.23	***	0.15	***	0.19 ***	0.22 ***
Net realized and unrealized gain (loss) on investments	(0.75)		0.77		0.88		0.37		0.14		1.22	(1.25)
Total income from investment operations	(0.61)		1.07		1.14		0.60		0.29		1.41	(1.03)
Less distributions to shareholders:
From net investment income	(0.31)		(0.28)		(0.26)		(0.23)		-		(0.20)	(0.25)
From net realized gains	(0.17)		-		-		-		-		-	-
Total distributions	(0.48)		(0.28)		(0.26)		(0.23)		-		(0.20)	(0.25)
Net asset value, end of period	$10.17		$11.26		$10.47		$9.59		$9.22		$8.93	$7.72
Total Return^	(5.58	)% **	10.42%		12.12%		6.43%		3.36	%**	18.30%	(11.47)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$158,946		$180,719		$207,263		$231,935		$262,347		$277,665	$261,137
Ratio of expenses to average daily net assets:
Before expense waiver	0.63	% *	0.64%		0.65%		0.61%		0.63	%*	0.60%	0.60%
After expense waiver	0.60	% *#	0.60	% #	0.60	% #	0.60	% #	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	2.74	% *	2.80%		2.61%		2.43%		1.99	%*	2.26%	2.64%
Portfolio turnover rate	88	% **	194%		150%		139%		104	%**	95%	94%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

++  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.97		$10.21		$9.37		$9.00		$8.77		$7.63		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.20	***	0.18	***	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.73)		0.75		0.84		0.34		0.15		1.19		(0.00	)†
Total income from investment operations	(0.64)		0.95		1.02		0.49		0.23		1.31		0.00
Less distributions to shareholders:
From net investment income	(0.22)		(0.19)		(0.18)		(0.12)		-		(0.17)		-
From net realized gains	(0.17)		-		-		-		-		-		-
Total distributions	(0.39)		(0.19)		(0.18)		(0.12)		-		(0.17)		-
Net asset value, end of period	$9.94		$10.97		$10.21		$9.37		$9.00		$8.77		$7.63
Total Return^	(6.00	)% **^^	9.48	% ^^	11.03	% ^^	5.49	% ^^	2.62	%**^^	17.22	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$133		$147		$137		$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.50	% *	1.51%		1.52%		1.48%		1.49	%*	1.47%		-	‡
After expense waiver	1.47	% *#	1.47	% #	1.47	% #	1.47	% #	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	1.87	% *	1.92%		1.81%		1.60%		1.13	%*	1.38%		-	‡
Portfolio turnover rate	88	% **	194%		150%		139%		104	%**	95%		94%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$20.67		$18.72		$16.82		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.14	***	0.16	***	0.22	***
Net realized and unrealized gain (loss) on investments	(2.06)		2.94		2.07		0.82
Total income from investment operations	(1.94)		3.08		2.23		1.04
Less distributions to shareholders:
From net investment income	(0.16)		(0.80)		(0.24)		(0.09)
From net realized gains	(2.18)		(0.33)		(0.09)		-
Total distributions	(2.34)		(1.13)		(0.33)		(0.09)
Net asset value, end of period	$16.39		$20.67		$18.72		$16.82
Total Return^	(10.00	)% **^^	17.21	% ^^	13.45	% ^^	6.52	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,621		$27,778		$24,149		$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.10%		1.10%		1.09%
After expense waiver	N/A		N/A		1.10	% #	N/A
Net investment income (loss) to average daily net assets	1.41	% *	0.72%		0.93%		1.32%
Portfolio turnover rate	73	% **	151%		157%		53%

	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05	Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$20.76		$18.78	$16.86		$15.87	$14.15		$12.25
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.20 ***	0.24	***	0.28 ***	0.23		0.18
Net realized and unrealized gain (loss) on investments	(2.06)		2.94	2.04		0.80	1.87		1.87
Total income from investment operations	(1.92)		3.14	2.28		1.08	2.10		2.05
Less distributions to shareholders:
From net investment income	(0.21)		(0.83)	(0.27)		(0.09)	(0.38)		(0.15)
From net realized gains	(2.18)		(0.33)	(0.09)		-	-		-
Total distributions	(2.39)		(1.16)	(0.36)		(0.09)	(0.38)		(0.15)
Net asset value, end of period	$16.45		$20.76	$18.78		$16.86	$15.87		$14.15
Total Return^	(9.86	)% **	17.55%	13.76%		6.82%	15.00%		16.87%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$64,128		$78,980	$77,697		$121,377	$70,724		$68,306
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.81%	0.81%		0.80%	0.80%		0.82%
After expense waiver	N/A		N/A	0.81	% #	N/A	0.80	% #	0.80	% #
Net investment income (loss) to average daily net assets	1.70	% *	1.01%	1.36%		1.66%	1.38%		1.43%
Portfolio turnover rate	73	% **	151%	157%		53%	30%		49%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$20.76		$18.80	$16.87		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.22 ***	0.24	***	0.30 ***
Net realized and unrealized gain (loss) on investments	(2.06)		2.94	2.07		0.80
Total income from investment operations	(1.91)		3.16	2.31		1.10
Less distributions to shareholders:
From net investment income	(0.23)		(0.87)	(0.29)		(0.10)
From net realized gains	(2.18)		(0.33)	(0.09)		-
Total distributions	(2.41)		(1.20)	(0.38)		(0.10)
Net asset value, end of period	$16.44		$20.76	$18.80		$16.87
Total Return^	(9.80	)% **	17.63%	13.89%		6.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,440		$4,389	$3,400		$3,147
Before expense waiver	0.70	% *	0.70%	0.70%		0.69%
After expense waiver	N/A		N/A	0.70	% #	N/A
Net investment income (loss) to average daily net assets	1.80	% *	1.12%	1.38%		1.78%
Portfolio turnover rate	73	% **	151%	157%		53%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$20.78		$18.81	$16.89		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.24 ***	0.26	***	0.32 ***
Net realized and unrealized gain (loss) on investments	(2.06)		2.94	2.06		0.80
Total income from investment operations	(1.90)		3.18	2.32		1.12
Less distributions to shareholders:
From net investment income	(0.25)		(0.88)	(0.31)		(0.10)
From net realized gains	(2.18)		(0.33)	(0.09)		-
Total distributions	(2.43)		(1.21)	(0.40)		(0.10)
Net asset value, end of period	$16.45		$20.78	$18.81		$16.89
Total Return^	(9.75	)% **	17.78%	14.00%		7.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$309,008		$388,559	$370,894		$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.60%	0.60%		0.59%
After expense waiver	N/A		N/A	0.60	% #	N/A
Net investment income (loss) to average daily net assets	1.90	% *	1.22%	1.51%		1.89%
Portfolio turnover rate	73	% **	151%	157%		53%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$20.51		$18.68		$16.78		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.06	***	0.04	***	0.19	***
Net realized and unrealized gain (loss) on investments	(2.04)		2.91		2.12		0.79
Total income from investment operations	(1.95)		2.97		2.16		0.98
Less distributions to shareholders:
From net investment income	-		(0.81)		(0.17)		(0.07)
From net realized gains	(2.18)		(0.33)		(0.09)		-
Total distributions	(2.18)		(1.14)		(0.26)		(0.07)
Net asset value, end of period	$16.38		$20.51		$18.68		$16.78
Total Return^	(10.12	)% **^^	16.64	% ^^	13.06	% ^^	6.18	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187		$132		$762		$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.41	% *	1.41%		1.42%		1.40%
After expense waiver	N/A		N/A		1.42	% #	N/A
Net investment income (loss) to average daily net assets	1.16	% *	0.31%		0.23%		1.13%
Portfolio turnover rate	73	% **	151%		157%		53%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+		Period ended 4/30/08 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.06	***	0.07	***	0.07	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.40)		(0.40)		(0.41)		(0.41)		(0.40)
Total income from investment operations	(0.35)		(0.34)		(0.34)		(0.34)		(0.36)
Net asset value, end of period	$9.65		$9.66		$9.66		$9.66		$9.64
Total Return^	(3.50	)% **^^	(3.40	)% **	(3.40	)% **	(3.40	)% **	(3.60	)% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96		$97		$97		$14,109		$96
Ratio of expenses to average daily net assets:
Before expense waiver	1.75	% *	1.50	% *	1.35	% *	1.25	% *	2.05	% *
After expense waiver	1.10	% *#	0.82	% *#	0.70	% *#	0.60	% *#	1.40	% *#
Net investment income (loss) to average daily net assets	1.51	% *	1.79	% *	1.91	% *	2.00	% *	1.20	% *
Portfolio turnover rate	37	% **	37	% **	37	% **	37	% **	37	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 20, 2007 (commencement of operations) through April 30, 2008.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.12		$13.45		$12.20		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.19	***	0.18	***	0.18	***
Net realized and unrealized gain (loss) on investments	(1.44)		0.79		2.17		1.16
Total income from investment operations	(1.33)		0.98		2.35		1.34
Less distributions to shareholders:
From net investment income	(0.04)		(0.19)		(0.19)		(0.04)
From net realized gains	-		(1.08)		(0.91)		(0.06)
Tax return of capital	-		(0.04)		-		-
Total distributions	(0.04)		(1.31)		(1.10)		(0.10)
Net asset value, end of period	$11.75		$13.12		$13.45		$12.20
Total Return^	(10.13	)% **^^	7.62	% ^^	20.68	% ^^	12.30	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,180		$18,838		$4,698		$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.10%		1.14%		1.16%
After expense waiver	1.09	% *#	1.09	% #	1.09	% #	1.09	% #
Net investment income (loss) to average daily net assets	1.90	% *	1.42%		1.48%		1.47%
Portfolio turnover rate	64	% **	139%		144%		150%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.18		$13.52		$12.20		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.23	***	0.21	***	0.21	***
Net realized and unrealized gain (loss) on investments	(1.45)		0.79		2.19		1.14
Total income from investment operations	(1.32)		1.02		2.40		1.35
Less distributions to shareholders:
From net investment income	(0.05)		(0.23)		(0.17)		(0.05)
From net realized gains	-		(1.08)		(0.91)		(0.06)
Tax return of capital	-		(0.05)		-		-
Total distributions	(0.05)		(1.36)		(1.08)		(0.11)
Net asset value, end of period	$11.81		$13.18		$13.52		$12.20
Total Return^	(10.02	)% **	7.83%		21.04%		12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100,267		$118,847		$15,911		$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.84	% *	0.85%		0.89%		0.91%
After expense waiver	0.84	% *#	0.84	% #	0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	2.15	% *	1.65%		1.67%		1.74%
Portfolio turnover rate	64	% **	139%		144%		150%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$13.22		$13.56		$12.24		$10.96		$10.01		$8.35
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.26	***	0.24	***	0.23	***	0.18		0.17
Net realized and unrealized gain (loss) on investments	(1.45)		0.78		2.18		1.16		1.34		1.63
Total income from investment operations	(1.31)		1.04		2.42		1.39		1.52		1.80
Less distributions to shareholders:
From net investment income	(0.06)		(0.25)		(0.19)		(0.05)		(0.31)		(0.14)
From net realized gains	-		(1.08)		(0.91)		(0.06)		(0.26)		-
Tax return of capital	-		(0.05)		-		-		-		-
Total distributions	(0.06)		(1.38)		(1.10)		(0.11)		(0.57)		(0.14)
Net asset value, end of period	$11.85		$13.22		$13.56		$12.24		$10.96		$10.01
Total Return	(9.95	)% **^	7.98	% ^	21.22	% ^	12.74	% ^	15.31%		21.87%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101,143		$157,740		$109,358		$78,550		$38,480		$28,342
Before expense waiver	0.69	% *	0.70%		0.74%		0.76%		0.98%		1.22%
After expense waiver	0.69	% *#	0.69	% #	0.69	% #	0.69	% #	0.70	% #	0.70	% #
Net investment income (loss) to average daily net assets	2.35	% *	1.90%		1.93%		1.95%		1.80%		1.86%
Portfolio turnover rate	64	% **	139%		144%		150%		102%		94%

	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.29		$13.57		$12.25		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.25	***	0.26	***	0.25	***
Net realized and unrealized gain (loss) on investments	(1.45)		0.87		2.17		1.15
Total income from investment operations	(1.31)		1.12		2.43		1.40
Less distributions to shareholders:
From net investment income	(0.06)		(0.27)		(0.20)		(0.05)
From net realized gains	-		(1.08)		(0.91)		(0.06)
Tax return of capital	-		(0.05)		-		-
Total distributions	(0.06)		(1.40)		(1.11)		(0.11)
Net asset value, end of period	$11.92		$13.29		$13.57		$12.25
Total Return^	(9.86	)% **	8.55%		21.37%		12.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$261,377		$287,201		$241		$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.60%		0.64%		0.66%
After expense waiver	0.59	% *#	0.59	% #	0.59	% #	0.59	% #
Net investment income (loss) to average daily net assets	2.40	% *	1.80%		2.04%		2.08%
Portfolio turnover rate	64	% **	139%		144%		150%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.19		$13.48		$12.16		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.15	***	0.15	***	0.15	***
Net realized and unrealized gain (loss) on investments	(1.45)		0.79		2.18		1.15
Total income from investment operations	(1.35)		0.94		2.33		1.30
Less distributions to shareholders:
From net investment income	(0.03)		(0.12)		(0.10)		(0.04)
From net realized gains	-		(1.08)		(0.91)		(0.06)
Tax return of capital	-		(0.03)		-		-
Total distributions	(0.03)		(1.23)		(1.01)		(0.10)
Net asset value, end of period	$11.81		$13.19		$13.48		$12.16
Total Return^	(10.24	)% **^^	7.26	% ^^	20.35	% ^^	11.96	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$311		$468		$134		$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.40	% *	1.41%		1.45%		1.47%
After expense waiver	1.40	% *#	1.40	% #	1.40	% #	1.40	% #
Net investment income (loss) to average daily net assets	1.64	% *	1.13%		1.23%		1.27%
Portfolio turnover rate	64	% **	139%		144%		150%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.83		$12.46		$10.80		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.10	***	0.09	***	0.09	***
Net realized and unrealized gain (loss) on investments	(1.72)		1.38		1.67		0.81
Total income from investment operations	(1.65)		1.48		1.76		0.90
Less distributions to shareholders:
From net investment income	(0.12)		(0.11)		(0.10)		(0.05)
Total distributions	(0.12)		(0.11)		(0.10)		(0.05)
Net asset value, end of period	$12.06		$13.83		$12.46		$10.80
Total Return^	(11.92	)% **^^	11.89	% ^^	16.45	% ^^	9.02	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,658		$7,136		$2,693		$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	1.13%		1.20%		1.20%
After expense waiver	1.09	% *#	1.09	% #	1.09	% #	1.09	% #
Net investment income (loss) to average daily net assets	1.06	% *	0.79%		0.78%		0.86%
Portfolio turnover rate	63	% **	148%		163%		154%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.90		$12.50		$10.82		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.14	***	0.13	***	0.12	***
Net realized and unrealized gain (loss) on investments	(1.71)		1.37		1.67		0.80
Total income from investment operations	(1.63)		1.51		1.80		0.92
Less distributions to shareholders:
From net investment income	(0.15)		(0.11)		(0.12)		(0.05)
Total distributions	(0.15)		(0.11)		(0.12)		(0.05)
Net asset value, end of period	$12.12		$13.90		$12.50		$10.82
Total Return^	(11.88	)% **	12.17%		16.78%		9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,771		$1,972		$777		$720
Ratio of expenses to average daily net assets:
Before expense waiver	0.91	% *	0.88%		0.94%		0.95%
After expense waiver	0.84	% *#	0.84	% #	0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	1.31	% *	1.04%		1.13%		1.08%
Portfolio turnover rate	63	% **	148%		163%		154%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$13.92		$12.51		$10.83		$9.95		$9.28		$7.82
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.16	***	0.15	***	0.16	***	0.11		0.09
Net realized and unrealized gain (loss) on investments	(1.74)		1.38		1.67		0.77		0.74		1.45
Total income from investment operations	(1.64)		1.54		1.82		0.93		0.85		1.54
Less distributions to shareholders:
From net investment income	(0.16)		(0.13)		(0.14)		(0.05)		(0.18)		(0.08)
Total distributions	(0.16)		(0.13)		(0.14)		(0.05)		(0.18)		(0.08)
Net asset value, end of period	$12.12		$13.92		$12.51		$10.83		$9.95		$9.28
Total Return	(11.86	)% **^	12.33	% ^	17.00	% ^	9.39	% ^	9.17%		19.93%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,831		$57,125		$39,859		$31,582		$30,017		$27,402
Before expense waiver	0.76	% *	0.73%		0.79%		0.80%		1.00%		1.18%
After expense waiver	0.69	% *#	0.69	% #	0.69	% #	0.69	% #	0.70	% #	0.70	% #
Net investment income (loss) to average daily net assets	1.58	% *	1.21%		1.28%		1.46%		1.06%		1.11%
Portfolio turnover rate	63	% **	148%		163%		154%		116%		90%

	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.96		$12.55		$10.85		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.18	***	0.16	***	0.17	***
Net realized and unrealized gain (loss) on investments	(1.72)		1.37		1.68		0.78
Total income from investment operations	(1.63)		1.55		1.84		0.95
Less distributions to shareholders:
From net investment income	(0.17)		(0.14)		(0.14)		(0.05)
Total distributions	(0.17)		(0.14)		(0.14)		(0.05)
Net asset value, end of period	$12.16		$13.96		$12.55		$10.85
Total Return^	(11.80	)% **	12.48%		17.01%		9.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$587		$390		$204		$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.68%		0.74%		0.70%
After expense waiver	0.59	% *#	0.59	% #	0.59	% #	0.59	% #
Net investment income (loss) to average daily net assets	1.53	% *	1.33%		1.37%		1.56%
Portfolio turnover rate	63	% **	148%		163%		154%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$13.83		$12.44		$10.77		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.05	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.72)		1.39		1.66		0.78
Total income from investment operations	(1.67)		1.44		1.73		0.86
Less distributions to shareholders:
From net investment income	(0.12)		(0.05)		(0.06)		(0.04)
Total distributions	(0.12)		(0.05)		(0.06)		(0.04)
Net asset value, end of period	$12.04		$13.83		$12.44		$10.77
Total Return^	(12.16	)% **^^	11.58	% ^^	16.13	% ^^	8.66	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$534		$636		$125		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.46	% *	1.43%		1.49%		1.51%
After expense waiver	1.40	% *#	1.40	% #	1.40	% #	1.40	% #
Net investment income (loss) to average daily net assets	0.76	% *	0.39%		0.57%		0.75%
Portfolio turnover rate	63	% **	148%		163%		154%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$12.50		$11.58		$10.15		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.09	***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	(1.44)		1.48		1.49		0.10
Total income from investment operations	(1.40)		1.57		1.55		0.15
Less distributions to shareholders:
From net investment income	(0.09)		(0.09)		(0.12)		-
From net realized gains	(1.62)		(0.56)		-		-
Total distributions	(1.71)		(0.65)		(0.12)		-
Net asset value, end of period	$9.39		$12.50		$11.58		$10.15
Total Return^	(12.17	)% **^^	14.20	% ^^	15.35	% ^^	1.50	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$16,623		$20,165		$13,292		$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.27%		1.27%		1.25	%*
After expense waiver	1.16	% *#	1.16	% #	1.23	% #	1.23	%*#
Net investment income (loss) to average daily net assets	0.82	% *	0.73%		0.58%		0.54	%*
Portfolio turnover rate	58	% **	105%		110%		78	%**
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$12.59		$11.64		$10.17		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.12	***	0.10	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.45)		1.49		1.48		0.09
Total income from investment operations	(1.40)		1.61		1.58		0.17
Less distributions to shareholders:
From net investment income	(0.11)		(0.10)		(0.11)		-
From net realized gains	(1.62)		(0.56)		-		-
Total distributions	(1.73)		(0.66)		(0.11)		-
Net asset value, end of period	$9.46		$12.59		$11.64		$10.17
Total Return^	(12.08	)% **	14.52%		15.69%		1.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,928		$99,145		$107,627		$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.01	% *	1.02%		1.02%		1.01	%*
After expense waiver	0.91	% *#	0.91	% #	0.93	% #	0.93	%*#
Net investment income (loss) to average daily net assets	1.08	% *	1.01%		0.92%		0.93	%*
Portfolio turnover rate	58	% **	105%		110%		78	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$12.55		$11.64		$10.17		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.13	***	0.11	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.45)		1.48		1.49		0.09
Total income from investment operations	(1.39)		1.61		1.60		0.17
Less distributions to shareholders:
From net investment income	-		(0.14)		(0.13)		-
From net realized gains	(1.62)		(0.56)		-		-
Total distributions	(1.62)		(0.70)		(0.13)		-
Net asset value, end of period	$9.54		$12.55		$11.64		$10.17
Total Return^	(12.01	)% **	14.43%		15.96%		1.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96		$126		$117		$102
Before expense waiver	0.86	% *	0.87%		0.87%		0.85	%*
After expense waiver	0.76	% *#	0.76	% #	0.83	% #	0.83	%*#
Net investment income (loss) to average daily net assets	1.25	% *	1.10%		1.02%		1.01	%*
Portfolio turnover rate	58	% **	105%		110%		78	%**
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$12.63		$11.69		$10.19		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.15	***	0.14	***	0.10	***
Net realized and unrealized gain (loss) on investments	(1.45)		1.49		1.49		0.09
Total income from investment operations	(1.39)		1.64		1.63		0.19
Less distributions to shareholders:
From net investment income	(0.14)		(0.14)		(0.13)		-
From net realized gains	(1.62)		(0.56)		-		-
Total distributions	(1.76)		(0.70)		(0.13)		-
Net asset value, end of period	$9.48		$12.63		$11.69		$10.19
Total Return^	(12.00	)% **	14.74%		16.18%		1.90	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$198,561		$244,758		$246,658		$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.82%		0.82%		0.81	%*
After expense waiver	0.71	% *#	0.67	% #	0.60	% #	0.60	%*#
Net investment income (loss) to average daily net assets	1.27	% *	1.24%		1.25%		1.26	%*
Portfolio turnover rate	58	% **	105%		110%		78	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$12.52		$11.58		$10.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.03	***	0.03	***
Net realized and unrealized gain (loss) on investments	(1.45)		1.49		1.50		0.08
Total income from investment operations	(1.42)		1.54		1.53		0.11
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.06)		-
From net realized gains	(1.62)		(0.56)		-		-
Total distributions	(1.66)		(0.60)		(0.06)		-
Net asset value, end of period	$9.44		$12.52		$11.58		$10.11
Total Return^	(12.28	)% **^^	13.87	% ^^	15.07	% ^^	1.20	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$438		$125		$116		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.56	% *	1.57%		1.57%		1.55	%*
After expense waiver	1.46	% *#	1.46	% #	1.53	% #	1.53	%*#
Net investment income (loss) to average daily net assets	0.55	% *	0.45%		0.31%		0.31	%*
Portfolio turnover rate	58	% **	105%		110%		78	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$13.41		$10.98		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	(0.02	)***	0.00	†***
Net realized and unrealized gain (loss) on investments	(1.24)		2.46		0.94		0.06
Total income from investment operations	(1.25)		2.43		0.92		0.06
Less distributions to shareholders:
From net realized gains	(0.27)		-		-		-
Total distributions	(0.27)		-		-		-
Net asset value, end of period	$11.89		$13.41		$10.98		$10.06
Total Return^	(9.40	)% **^^	22.13	% ^^	9.15	% ^^	0.60	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$309,333		$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.23%		1.23%		1.23	%*
After expense waiver	1.09	% *#	1.09	% #	1.09	% #	1.09	%*#
Net investment income (loss) to average daily net assets	(0.11	)% *	(0.21)%		(0.22)%		0.06	%*
Portfolio turnover rate	37	% **	57%		58%		59	%**
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$13.41		$10.97		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	(0.01	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.24)		2.45		0.95		0.07
Total income from investment operations	(1.24)		2.44		0.94		0.07
Less distributions to shareholders:
From net investment income	-		-		(0.04)		-
From net realized gains	(0.27)		-		(0.00	)†	-
Total distributions	(0.27)		-		(0.04)		-
Net asset value, end of period	$11.90		$13.41		$10.97		$10.07
Total Return^	(9.32	)% **	22.24%		9.30%		0.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90,452		$75,119		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	0.98%		0.99%		0.98	%*
After expense waiver	0.97	% *#	0.97	% #	0.97	% #	0.97	%*#
Net investment income (loss) to average daily net assets	(0.01	)% *	(0.08)%		(0.12)%		0.00	%*
Portfolio turnover rate	37	% **	57%		58%		59	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$13.45		$10.98	$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01 ***	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	(1.25)		2.46	0.95		0.05
Total income from investment operations	(1.24)		2.47	0.95		0.07
Less distributions to shareholders:
From net investment income	-		-	(0.04)		-
From net realized gains	(0.27)		-	-		-
Tax return of capital	-		-	(0.00	)†	-
Total distributions	(0.27)		-	(0.04)		-
Net asset value, end of period	$11.94		$13.45	$10.98		$10.07
Total Return^	(9.30	)% **	22.50%	9.49%		0.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,801		$57,564	$45,576		$23,856
Net expenses to average net assets:
Before expense waiver	0.83	% *	0.83%	0.83%		0.84	%*
After expense waiver	0.82	% *#	0.82%#	0.82	% #	0.82	%*#
Net investment income (loss) to average daily net assets	0.16	% *	0.06%	0.04%		0.20	%*
Portfolio turnover rate	37	% **	57%	58%		59	%**
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$13.51		$11.01	$10.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02 ***	0.02	***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.26)		2.48	0.94		0.05
Total income from investment operations	(1.24)		2.50	0.96		0.09
Less distributions to shareholders:
From net investment income	(0.01)		-	(0.04)		-
From net realized gains	(0.27)		-	-		-
Tax return of capital	-		-	(0.00	)†	-
Total distributions	(0.28)		-	(0.04)		-
Net asset value, end of period	$11.99		$13.51	$11.01		$10.09
Total Return^	(9.22	)% **	22.71%	9.51%		0.90	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$692,573		$715,738	$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.78%	0.78%		0.78	%*
After expense waiver	0.71	% *#	0.71%#	0.71	% #	0.71	%*#
Net investment income (loss) to average daily net assets	0.26	% *	0.17%	0.16%		0.45	%*
Portfolio turnover rate	37	% **	57%	58%		59	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$13.27		$10.90		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(1.22)		2.44		0.93		0.05
Total income from investment operations	(1.25)		2.37		0.87		0.03
Less distributions to shareholders:
From net realized gains	(0.27)		-		-		-
Total distributions	(0.27)		-		-		-
Net asset value, end of period	$11.75		$13.27		$10.90		$10.03
Total Return^	(9.50	)% **^^	21.74	% ^^	8.67	% ^^	0.30	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,435		$1,624		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.53%		1.53%		1.53	% *
After expense waiver	1.46	% *#	1.46	% #	1.46	% #	1.46	% *#
Net investment income (loss) to average daily net assets	(0.48	)% *	(0.58)%		(0.62)%		(0.29	)% *
Portfolio turnover rate	37	% **	57%		58%		59	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.35		$9.16		$9.06		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.05	)***	(0.04	)***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.18)		2.24		0.18		0.66
Total income from investment operations	(1.19)		2.19		0.14		0.70
Less distributions to shareholders:
From net investment income	-		-		(0.04)		(0.03)
Total distributions	-		-		(0.04)		(0.03)
Net asset value, end of period	$10.16		$11.35		$9.16		$9.06
Total Return^	(10.48	)% **^^	23.91	% ^^	1.51	% ^^	8.39	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$901		$1,150		$350		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.56	% *	1.27%		1.25%		1.22%
After expense waiver	1.20	% *#	1.20	% #	1.20	% #	1.20	% #
Net investment income (loss) to average daily net assets	(0.20	)% *	(0.46)%		(0.47)%		0.44%
Portfolio turnover rate	35	% **	117%		164%		35%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.43		$9.20		$9.08		$8.39
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	(0.02	)***	(0.01	)***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.18)		2.25		0.17		0.67
Total income from investment operations	(1.18)		2.23		0.16		0.73
Less distributions to shareholders:
From net investment income	-		-		(0.04)		(0.04)
Total distributions	-		-		(0.04)		(0.04)
Net asset value, end of period	$10.25		$11.43		$9.20		$9.08
Total Return^	(10.32	)% **	24.10%		1.81%		8.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$20,952		$25,515		$113		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.31	% *	1.02%		1.00%		0.97%
After expense waiver	0.95	% *#	0.95	% #	0.95	% #	0.95	% #
Net investment income (loss) to average daily net assets	0.04	% *	(0.19)%		(0.15)%		0.70%
Portfolio turnover rate	35	% **	117%		164%		35%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.46		$9.22		$9.09		$8.39
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***	0.00	***†	0.07	***
Net realized and unrealized gain (loss) on investments	(1.19)		2.25		0.18		0.67
Total income from investment operations	(1.18)		2.24		0.18		0.74
Less distributions to shareholders:
From net investment income	-		-		(0.05)		(0.04)
Total distributions	-		-		(0.05)		(0.04)
Net asset value, end of period	$10.28		$11.46		$9.22		$9.09
Total Return^	(10.30	)% **	24.30%		1.95%		8.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$123		$137		$110		$108
Before expense waiver	1.16	% *	0.87%		0.85%		0.82%
After expense waiver	0.80	% *#	0.80	% #	0.80	% #	0.80	% #
Net investment income (loss) to average daily net assets	0.19	% *	(0.11)%		0.00	% ††	0.85%
Portfolio turnover rate	35	% **	117%		164%		35%

	Class S
	Six months ended 04/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of period	$11.48		$9.22		$9.10		$8.39		$7.83	$6.85
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.01	)***	0.01	***	0.08	***	0.04	0.04
Net realized and unrealized gain (loss) on investments	(1.19)		2.27		0.16		0.67		0.59	0.96
Total income from investment operations	(1.17)		2.26		0.17		0.75		0.63	1.00
Less distributions to shareholders:
From net investment income	-		-		(0.05)		(0.04)		(0.07)	(0.02)
Total distributions	-		-		(0.05)		(0.04)		(0.07)	(0.02)
Net asset value, end of period	$10.31		$11.48		$9.22		$9.10		$8.39	$7.83
Total Return	(10.19	)% **^	24.38	% ^	2.00	% ^	8.95	% ^	8.05%	14.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,951		$59,742		$75,487		$84,756		$77,304	$101,530
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	0.82%		0.80%		0.77%		0.77%	0.75%
After expense waiver	0.75	% *#	0.75	% #	0.75	% #	0.75	% #	N/A	N/A
Net investment income (loss) to average daily net assets	0.30	% *	(0.09)%		0.06%		0.90%		0.33%	0.41%
Portfolio turnover rate	35	% **	117%		164%		35%		28%	83%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$11.30		$9.15		$9.04		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.08	)***	(0.06	)***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.17)		2.23		0.17		0.67
Total income from investment operations	(1.20)		2.15		0.11		0.68
Less distributions to shareholders:
From net investment income	-		-		-		(0.03)
Total distributions	-		-		-		(0.03)
Net asset value, end of period	$10.10		$11.30		$9.15		$9.04
Total Return^	(10.62	)% **^^	23.50	% ^^	1.22	% ^^	8.10	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124		$138		$110		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.86	% *	1.57%		1.55%		1.52%
After expense waiver	1.50	% *#	1.50	% #	1.50	% #	1.50	% #
Net investment income (loss) to average daily net assets	(0.51	)% *	(0.81)%		(0.70)%		0.15%
Portfolio turnover rate	35	% **	117%		164%		35%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.77		$9.14		$8.24		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	(1.06)		1.62		0.91		0.61
Total income from investment operations	(1.05)		1.64		0.93		0.63
Less distributions to shareholders:
From net investment income	(0.02)		(0.01)		(0.03)		(0.04)
From net realized gains	(0.32)		-		-		-
Total distributions	(0.34)		(0.01)		(0.03)		(0.04)
Net asset value, end of period	$9.38		$10.77		$9.14		$8.24
Total Return^	(9.91	)% **^^	17.91	% ^^	11.33	% ^^	8.20	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,389		$4,532		$1,621		$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.07	% *	1.02%		1.12%		1.15%
After expense waiver	1.06	% *#	N/A		1.07	% #	1.09	% #
Net investment income (loss) to average daily net assets	0.25	% *	0.20%		0.24%		0.28%
Portfolio turnover rate	67	% **	181%		163%		127%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.82		$9.18		$8.26		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.02	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.06)		1.63		0.92		0.59
Total income from investment operations	(1.04)		1.67		0.94		0.65
Less distributions to shareholders:
From net investment income	(0.04)		(0.03)		(0.02)		(0.04)
From net realized gains	(0.32)		-		-		-
Total distributions	(0.36)		(0.03)		(0.02)		(0.04)
Net asset value, end of period	$9.42		$10.82		$9.18		$8.26
Total Return^	(9.85	)% **	18.29%		11.44%		8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$86,749		$92,738		$8,280		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.82	% *	0.77%		0.89%		0.91%
After expense waiver	0.82	% *#	N/A		0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	0.52	% *	0.42%		0.24%		0.70%
Portfolio turnover rate	67	% **	181%		163%		127%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$10.85		$9.20		$8.27		$7.65		$7.41		$6.12
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06	***	0.05	***	0.06	***	0.02		0.03
Net realized and unrealized gain (loss) on investments	(1.07)		1.63		0.92		0.60		0.26		1.28
Total income from investment operations	(1.04)		1.69		0.97		0.66		0.28		1.31
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)		(0.04)		(0.04)		(0.02)
From net realized gains	(0.32)		-		-		-		-		-
Total distributions	(0.36)		(0.04)		(0.04)		(0.04)		(0.04)		(0.02)
Net asset value, end of period	$9.45		$10.85		$9.20		$8.27		$7.65		$7.41
Total Return	(9.75	)% **^	18.40	% ^	11.71	% ^	8.66	% ^	3.83%		21.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$66,106		$99,772		$52,415		$33,336		$21,313		$20,154
Net expenses to average net assets:
Before expense waiver	0.67	% *	0.62%		0.73%		0.76%		1.15%		1.40%
After expense waiver	0.67	% *#	N/A		0.67	% #	0.69	% #	0.70	% #	0.70	% #
Net investment income (loss) to average daily net assets	0.69	% *	0.62%		0.62%		0.78%		0.36%		0.41%
Portfolio turnover rate	67	% **	181%		163%		127%		112%		69%

	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.84		$9.21	$8.28		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.06 ***	0.06	***	0.08	***
Net realized and unrealized gain (loss) on investments	(1.08)		1.61	0.91		0.59
Total income from investment operations	(1.04)		1.67	0.97		0.67
Less distributions to shareholders:
From net investment income	(0.05)		(0.04)	(0.04)		(0.04)
From net realized gains	(0.32)		-	-		-
Total distributions	(0.37)		(0.04)	(0.04)		(0.04)
Net asset value, end of period	$9.43		$10.84	$9.21		$8.28
Total Return^	(9.80	)% **	18.20%	11.74%		8.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$112,354		$140,611	$332		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.62	% *	0.57%	0.67%		0.71%
After expense waiver	0.62	% *#	N/A	0.57	% #	0.59	% #
Net investment income (loss) to average daily net assets	0.74	% *	0.61%	0.72%		0.95%
Portfolio turnover rate	67	% **	181%	163%		127%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 04/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$10.72		$9.11		$8.22		$7.65
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.01	)***	(0.01	)***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.06)		1.62		0.90		0.59
Total income from investment operations	(1.06)		1.61		0.89		0.60
Less distributions to shareholders:
From net investment income	-		-		-		(0.03)
From net realized gains	(0.32)		-		-		-
Total distributions	(0.32)		-		-		(0.03)
Net asset value, end of period	$9.34		$10.72		$9.11		$8.22
Total Return^	(10.09	)% **^^	17.67	% ^^	10.83	% ^^	7.88	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$122		$140		$119		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.37	% *	1.32%		1.42%		1.46%
After expense waiver	1.36	% *#	N/A		1.38	% #	1.40	% #
Net investment income (loss) to average daily net assets	(0.04	)% *	(0.06)%		(0.07)%		0.14%
Portfolio turnover rate	67	% **	181%		163%		127%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$12.95		$11.57		$10.00		$13.00		$11.59		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.03	)***	0.08	***	0.00	***†	0.00	***†	0.10	***
Net realized and unrealized gain (loss) on investments	(1.47)		2.41		1.50		(1.47)		2.42		1.50
Total income from investment operations	(1.48)		2.38		1.58		(1.47)		2.42		1.60
Less distributions to shareholders:
From net investment income	-		(0.07)		(0.01)		(0.01)		(0.08)		(0.01)
From net realized gains	(0.56)		(0.93)		-		(0.56)		(0.93)		-
Total distributions	(0.56)		(1.00)		(0.01)		(0.57)		(1.01)		(0.01)
Net asset value, end of period	$10.91		$12.95		$11.57		$10.96		$13.00		$11.59
Total Return^	(11.71	)% **^^	21.97	% ^^	15.76	% **^^	(11.53	)% **	22.30%		15.98	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$21,688		$18,211		$158		$3,054		$1,322		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	1.67%		1.90	% *	1.24	% *	1.42%		1.65	% *
After expense waiver	1.40	% *#	1.40	% #	1.40	% *#	1.15	% *#	1.15	% #	1.15	% *#
Net investment income (loss) to average daily net assets	(0.18	)% *	(0.24)%		0.78	% *	0.02	% *	0.03%		0.99	% *
Portfolio turnover rate	47	% **	119%		180	% **	47	% **	119%		180	% **
	Class Y						Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$13.02		$11.61		$10.00		$13.02		$11.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	0.11	***	0.02	***	0.02	***	0.12	***
Net realized and unrealized gain (loss) on investments	(1.47)		2.41		1.51		(1.48)		2.42		1.50
Total income from investment operations	(1.46)		2.43		1.62		(1.46)		2.44		1.62
Less distributions to shareholders:
From net investment income	(0.01)		(0.09)		(0.01)		(0.01)		(0.10)		(0.01)
From net realized gains	(0.56)		(0.93)		-		(0.56)		(0.93)		-
Total distributions	(0.57)		(1.02)		(0.01)		(0.57)		(1.03)		(0.01)
Net asset value, end of period	$10.99		$13.02		$11.61		$10.99		$13.02		$11.61
Total Return^	(11.49	)% **	22.45%		16.20	% **	(11.46	)% **	22.53%		16.21	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,682		$10,352		$116		$34,937		$26,301		$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.27%		1.50	% *	0.99	% *	1.17%		1.40	% *
After expense waiver	1.00	% *#	1.00	% #	1.00	% *#	0.93	% *#	0.93	% #	0.93	% *#
Net investment income (loss) to average daily net assets	0.24	% *	0.19%		1.14	% *	0.28	% *	0.18%		1.21	% *
Portfolio turnover rate	47	% **	119%		180	% **	47	% **	119%		180	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$12.93		$11.54		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.05	)***	0.04	***
Net realized and unrealized gain (loss) on investments	(1.46)		2.39		1.50
Total income from investment operations	(1.49)		2.34		1.54
Less distributions to shareholders:
From net investment income	-		(0.02)		(0.00	)†
From net realized gains	(0.56)		(0.93)		-
Total distributions	(0.56)		(0.95)		(0.00)
Net asset value, end of period	$10.88		$12.93		$11.54
Total Return^	(11.81	)% **^^	21.58	% ^^	15.42	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,065		$883		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.89	% *	2.07%		2.30	% *
After expense waiver	1.70	% *#	1.70	% #	1.70	% *#
Net investment income (loss) to average daily net assets	(0.48	)% *	(0.39)%		0.44	% *
Portfolio turnover rate	47	% **	119%		180	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$15.47		$16.27		$14.71		$13.95
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(2.33)		0.66		2.16		0.84
Total income from investment operations	(2.35)		0.60		2.08		0.76
Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-
Total distributions	(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$9.22		$15.47		$16.27		$14.71
Total Return^	(17.95	)% **^^	3.80	% ^^	14.57	% ^^	5.45	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,761		$3,671		$3,899		$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.32%		1.32%		1.32%
After expense waiver	1.31	% *#	1.30	% #	1.30	% #	1.30	% #
Net investment income (loss) to average daily net assets	(0.30	)% *	(0.36)%		(0.52)%		(0.51)%
Portfolio turnover rate	11	% **	70%		33%		32%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$15.63		$16.38		$14.75		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.00	)†***	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(2.34)		0.65		2.19		0.84
Total income from investment operations	(2.33)		0.65		2.15		0.80
Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-
Total distributions	(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$9.40		$15.63		$16.38		$14.75
Total Return^	(17.79	)% **	4.04%		15.09%		5.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1		$1		$236		$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	1.12	% *	1.07%		1.07%		1.07%
After expense waiver	1.06	% *#	1.05	% #	1.05	% #	1.05	% #
Net investment income (loss) to average daily net assets	0.22	% *	(0.01)%		(0.24)%		(0.27)%
Portfolio turnover rate	11	% **	70%		33%		32%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$15.67		$16.40		$14.77		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.00	†***	0.00	†***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(2.36)		0.67		2.17		0.84
Total income from investment operations	(2.36)		0.67		2.15		0.82
Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-
Total distributions	(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$9.41		$15.67		$16.40		$14.77
Total Return^	(17.75	)% **	4.23%		14.99%		5.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,663		$7,642		$2,000		$641
Before expense waiver	0.95	% *	0.92%		0.92%		0.92%
After expense waiver	0.91	% *#	0.90	% #	0.90	% #	0.90	% #
Net investment income (loss) to average daily net assets	0.02	% *	0.02%		(0.10)%		(0.11)%
Portfolio turnover rate	11	% **	70%		33%		32%

	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03
Net asset value, beginning of period	$15.69		$16.42		$14.78		$13.95		$12.80		$9.31
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	(0.01	)***	(0.01	)***	0.02		0.03
Net realized and unrealized gain (loss) on investments	(2.38)		0.65		2.17		0.84		2.22		3.50
Total income from investment operations	(2.37)		0.67		2.16		0.83		2.24		3.53
Less distributions to shareholders:
From net investment income	(0.01)		-		-		-		(0.04)		(0.04)
From net realized gains	(3.90)		(1.40)		(0.52)		-		(1.05)		-
Total distributions	(3.91)		(1.40)		(0.52)		-		(1.09)		(0.04)
Net asset value, end of period	$9.41		$15.69		$16.42		$14.78		$13.95		$12.80
Total Return	(17.77	)% **^	4.23	% ^	15.05	% ^	5.95	% ^	17.48%		38.13%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$46,741		$91,325		$113,892		$101,002		$102,717		$83,165
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.87%		0.87%		0.87%		0.90%		0.98%
After expense waiver	0.86	% *#	0.85	% #	0.85	% #	0.85	% #	0.85	% #	0.85	% #
Net investment income (loss) to average daily net assets	0.16	% *	0.10%		(0.06)%		(0.07)%		0.17%		0.39%
Portfolio turnover rate	11	% **	70%		33%		32%		66%		65%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$15.32		$16.17		$14.67		$13.95
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.10	)***	(0.13	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	(2.30)		0.65		2.15		0.84
Total income from investment operations	(2.34)		0.55		2.02		0.72
Less distributions to shareholders:
From net realized gains	(3.90)		(1.40)		(0.52)		-
Total distributions	(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$9.08		$15.32		$16.17		$14.67
Total Return^	(18.09	)% **^^	3.50	% ^^	14.19	% ^^	5.16	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$202		$1,537		$1,520		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.63	% *	1.62%		1.62%		1.62%
After expense waiver	1.61	% *#	1.60	% #	1.60	% #	1.60	% #
Net investment income (loss) to average daily net assets	(0.69	)% *	(0.65)%		(0.81)%		(0.82)%
Portfolio turnover rate	11	% **	70%		33%		32%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$11.47		$10.45		$10.00		$11.50		$10.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.06	***	(0.00	)***†	0.02	***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.56)		0.97		0.45		(1.57)		0.98		0.45
Total income from investment operations	(1.56)		1.03		0.45		(1.55)		1.06		0.45
Less distributions to shareholders:
From net investment income	(0.05)		-		-		(0.05)		-		-
From net realized gains	(0.20)		(0.01)		-		(0.20)		(0.01)		-
Total distributions	(0.25)		(0.01)		-		(0.25)		-		-
Net asset value, end of period	$9.66		$11.47		$10.45		$9.70		$11.50		$10.45
Total Return^	(13.71	)% **^^	9.85	% ^^	4.50	% **^^	(13.57	)% **	10.14%		4.50	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,586		$3,420		$104		$58,516		$49,729		$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.40	% *	1.40%		5.08	% *	1.15	% *	1.15%		4.83	%*
After expense waiver	1.14	% *#	1.14	% #	1.14	% *#	0.89	% *#	0.89	% #	0.89	%*#
Net investment income (loss) to average daily net assets	0.08	% *	0.52%		(0.19	)% *	0.34	% *	0.74%		0.07	%*
Portfolio turnover rate	50	% **	127%		17	% **	50	% **	127%		17	%**
	Class Y						Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06+
Net asset value, beginning of period	$11.52		$10.45		$10.00		$11.52		$10.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.07	***	0.00	***†	0.03	***	0.10	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.55)		1.01		0.45		(1.57)		0.99		0.45
Total income from investment operations	(1.55)		1.08		0.45		(1.54)		1.09		0.45
Less distributions to shareholders:
From net investment income	(0.10)		-		-		(0.07)		(0.01)		-
From net realized gains	(0.20)		(0.01)		-		(0.20)		(0.01)		-
Total distributions	(0.30)		-		-		(0.27)		(0.02)		-
Net asset value, end of period	$9.67		$11.52		$10.45		$9.71		$11.52		$10.45
Total Return^	(13.56	)% **	10.33%		4.50	%**	(13.48	)% **	10.41%		4.50	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12		$-		$105		$85,483		$68,822		$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	1.00%		4.68	%*	0.90	% *	0.90%		4.58	%*
After expense waiver	0.79	% *#	0.79	% #	0.79	%*#	0.69	% *#	0.69	% #	0.69	%*#
Net investment income (loss) to average daily net assets	0.00	% *††	0.67%		0.17	%*	0.53	% *	0.87%		0.27	%*
Portfolio turnover rate	50	% **	127%		17	%**	50	% **	127%		17	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

+  For the period September 27, 2006 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06+
Net asset value, beginning of period	$11.44		$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(1.56)		1.00		0.45
Total income from investment operations	(1.57)		1.01		0.44
Less distributions to shareholders:
From net realized gains	(0.20)		(0.01)		-
Total distributions	(0.20)		(0.01)		-
Net asset value, end of period	$9.67		$11.44		$10.44
Total Return^	(13.84	)% **^^	9.67	% ^^	4.40	% **^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30		$33		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.70	% *	1.70%		5.38	% *
After expense waiver	1.49	% *#	1.49	% #	1.49	% *#
Net investment income (loss) to average daily net assets	(0.27	)% *	0.11%		(0.54	)% *
Portfolio turnover rate	50	% **	127%		17	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period September 27, 2006 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03
Net asset value, beginning of period	$12.60		$16.99		$16.84		$15.79		$15.16	$11.76
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.05	***	(0.04	)***	(0.05	)***	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.57)		1.26		1.63		1.10		1.31	3.74
Total income from investment operations	(1.57)		1.31		1.59		1.05		1.23	3.70
Less distributions to shareholders:
From net investment income	(0.05)		-		-		-		-	-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†	(0.60)	(0.30)
Tax return of capital	-		-		-		-		-	(0.00)†
Total distributions	(2.22)		(5.70)		(1.44)		(0.00)		(0.60)	(0.30)
Net asset value, end of period	$8.81		$12.60		$16.99		$16.84		$15.79	$15.16
Total Return^	(13.64	)% **^^	9.94	% ^^	9.81	% ^^	6.74	% ^^	8.13%	32.08%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$117,221		$163,154		$236,029		$411,467		$452,238	$450,972
Ratio of expenses to average daily net assets:
Before expense waiver	1.27	% *	1.23%		1.17%		1.15%		1.13%	1.14%
After expense waiver	1.14	% *#	1.14	% #	1.14	% #	1.14	% #	N/A	N/A
Net investment income (loss) to average daily net assets	0.11	% *	0.40%		(0.24)%		(0.28)%		(0.45)%	(0.37)%
Portfolio turnover rate	46	% **	111%		134%		45%		43%	53%

	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$12.74		$17.08		$16.89		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.08	***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(1.60)		1.28		1.63		1.11
Total income from investment operations	(1.58)		1.36		1.63		1.10
Less distributions to shareholders:
From net investment income	(0.07)		-		-		-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†
Total distributions	(2.24)		(5.70)		(1.44)		(0.00)
Net asset value, end of period	$8.92		$12.74		$17.08		$16.89
Total Return^	(13.51	)% **	10.28%		10.09%		6.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,176		$8,595		$74,494		$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	1.02	% *	0.98%		0.92%		0.90%
After expense waiver	0.89	% *#	0.89	% #	0.89	% #	0.89	% #
Net investment income (loss) to average daily net assets	0.36	% *	0.56%		0.02%		(0.03)%
Portfolio turnover rate	46	% **	111%		134%		45%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$12.79		$17.11		$16.91		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.10	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	(1.60)		1.28		1.62		1.11
Total income from investment operations	(1.57)		1.38		1.64		1.12
Less distributions to shareholders:
From net investment income	(0.10)		-		-		-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†
Total distributions	(2.27)		(5.70)		(1.44)		(0.00)
Net asset value, end of period	$8.95		$12.79		$17.11		$16.91
Total Return^	(13.47	)% **	10.33%		10.21%		7.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,924		$6,898		$6,564		$14,667
Net expenses to average net assets:
Before expense waiver	0.92	% *	0.88%		0.82%		0.80%
After expense waiver	0.79	% *#	0.79	% #	0.79	% #	0.79	% #
Net investment income (loss) to average daily net assets	0.53	% *	0.76%		0.13%		0.07%
Portfolio turnover rate	46	% **	111%		134%		45%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$12.84		$17.15		$16.92		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.11	***	0.04	***	0.03	***
Net realized and unrealized gain (loss) on investments	(1.60)		1.28		1.63		1.10
Total income from investment operations	(1.57)		1.39		1.67		1.13
Less distributions to shareholders:
From net investment income	(0.11)		-		-		-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†
Total distributions	(2.28)		(5.70)		(1.44)		(0.00)
Net asset value, end of period	$8.99		$12.84		$17.15		$16.92
Total Return^	(13.42	)% **	10.45%		10.26%		7.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$169,232		$220,767		$328,698		$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.82	% *	0.78%		0.72%		0.70%
After expense waiver	0.69	% *#	0.69	% #	0.69	% #	0.69	% #
Net investment income (loss) to average daily net assets	0.56	% *	0.85%		0.22%		0.17%
Portfolio turnover rate	46	% **	111%		134%		45%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$12.42		$16.87		$16.79		$15.79
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	(0.10	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	(1.55)		1.24		1.62		1.11
Total income from investment operations	(1.56)		1.25		1.52		1.00
Less distributions to shareholders:
From net investment income	(0.01)		-		-		-
From net realized gains	(2.17)		(5.70)		(1.44)		(0.00	)†
Total distributions	(2.18)		(5.70)		(1.44)		(0.00)
Net asset value, end of period	$8.68		$12.42		$16.87		$16.79
Total Return^	(13.80	)% **^^	9.54	% ^^	9.45	% ^^	6.36	% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$73		$104		$140		$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.62	% *	1.58%		1.52%		1.50%
After expense waiver	1.49	% *#	1.49	% #	1.49	% #	1.49	% #
Net investment income (loss) to average daily net assets	(0.24	)% *	0.06%		(0.58)%		(0.63)%
Portfolio turnover rate	46	% **	111%		134%		45%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$14.24		$12.43		$10.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(1.63)		2.23		1.86		0.58
Total income from investment operations	(1.58)		2.27		1.94		0.58
Less distributions to shareholders:
From net investment income	(0.10)		(0.13)		(0.09)		-
From net realized gains	(0.81)		(0.33)		-		-
Total distributions	(0.91)		(0.46)		(0.09)		-
Net asset value, end of period	$11.75		$14.24		$12.43		$10.58
Total Return^	(11.47	)% **^^	18.73	% ^^	18.41	% ^^	5.80	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$45,460		$49,635		$31,763		$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.48	% *	1.50%		1.50%		1.50	%*
After expense waiver	1.43	% *#	1.43	% #	1.43	% #	1.43	%*#
Net investment income (loss) to average daily net assets	0.78	% *	0.34%		0.69%		0.00	%*††
Portfolio turnover rate	5	% **	16%		25%		25	%**
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$14.36		$12.51		$10.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.08	***	0.11	***	0.05	***
Net realized and unrealized gain (loss) on investments	(1.63)		2.24		1.87		0.55
Total income from investment operations	(1.57)		2.32		1.98		0.60
Less distributions to shareholders:
From net investment income	(0.13)		(0.14)		(0.07)		-
From net realized gains	(0.81)		(0.33)		-		-
Total distributions	(0.94)		(0.47)		(0.07)		-
Net asset value, end of period	$11.85		$14.36		$12.51		$10.60
Total Return^	(11.32	)% **	19.07%		18.78%		6.00	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$240,559		$303,017		$290,689		$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.25%		1.24%		1.25	%*
After expense waiver	1.14	% *#	1.14	% #	1.14	% #	1.14	%*#
Net investment income (loss) to average daily net assets	1.03	% *	0.63%		0.96%		0.59	%*
Portfolio turnover rate	5	% **	16%		25%		25	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

†  Amount is less than $0.005 per share.

††  Amount is less than 0.005%.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$14.34		$12.50		$10.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.10	***	0.12	***	0.06	***
Net realized and unrealized gain (loss) on investments	(1.62)		2.24		1.87		0.55
Total income from investment operations	(1.56)		2.34		1.99		0.61
Less distributions to shareholders:
From net investment income	(0.15)		(0.17)		(0.10)		-
From net realized gains	(0.81)		(0.33)		-		-
Total distributions	(0.96)		(0.50)		(0.10)		-
Net asset value, end of period	$11.82		$14.34		$12.50		$10.61
Total Return^	(11.29	)% **	19.29%		18.86%		6.10	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,353		$10,514		$4,702		$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	% *	1.10%		1.10%		1.12	%*
After expense waiver	1.03	% *#	1.03	% #	1.03	% #	1.03	%*#
Net investment income (loss) to average daily net assets	1.04	% *	0.74%		1.06%		0.66	%*
Portfolio turnover rate	5	% **	16%		25%		25	%**
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$14.42		$12.55		$10.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.12	***	0.14	***	0.07	***
Net realized and unrealized gain (loss) on investments	(1.65)		2.25		1.88		0.55
Total income from investment operations	(1.57)		2.37		2.02		0.62
Less distributions to shareholders:
From net investment income	(0.16)		(0.17)		(0.09)		-
From net realized gains	(0.81)		(0.33)		-		-
Total distributions	(0.97)		(0.50)		(0.09)		-
Net asset value, end of period	$11.88		$14.42		$12.55		$10.62
Total Return^	(11.25	)% **	19.43%		19.11%		6.20	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$328,788		$423,870		$436,584		$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.07%		1.06%		1.06	%*
After expense waiver	0.89	% *#	0.89	% #	0.89	% #	0.89	%*#
Net investment income (loss) to average daily net assets	1.27	% *	0.87%		1.21%		0.85	%*
Portfolio turnover rate	5	% **	16%		25%		25	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$14.31		$12.48		$10.56		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.03	***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	(1.64)		2.24		1.88		0.54
Total income from investment operations	(1.60)		2.27		1.94		0.56
Less distributions to shareholders:
From net investment income	(0.09)		(0.11)		(0.02)		-
From net realized gains	(0.81)		(0.33)		-		-
Total distributions	(0.90)		(0.44)		(0.02)		-
Net asset value, end of period	$11.81		$14.31		$12.48		$10.56
Total Return^	(11.54	)% **^^	18.69	% ^^	18.35	% ^^	5.60	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$828		$864		$574		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.78	% *	1.80%		1.80%		1.79	%*
After expense waiver	1.52	% *#	1.52	% #	1.52	% #	1.52	%*#
Net investment income (loss) to average daily net assets	0.73	% *	0.23%		0.53%		0.27	%*
Portfolio turnover rate	5	% **	16%		25%		25	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$19.25		$14.55		$11.61		$9.64	$9.46		$6.32		$9.12
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.18	***	0.07	***	0.03 ***	0.02	***	0.01	***	0.05	***
Net realized and unrealized gain (loss) on investments	(2.50)		4.66		2.96		1.94	0.20		3.16		(2.80)
Total income from investment operations	(2.46)		4.84		3.03		1.97	0.22		3.17		(2.75)
Less distributions to shareholders:
From net investment income	(0.30)		(0.14)		(0.09)		-	(0.04)		(0.03)		(0.05)
From net realized gains	-		-		-		-	-		-		(0.00	)†
Total distributions	(0.30)		(0.14)		(0.09)		-	(0.04)		(0.03)		(0.05)
Net asset value, end of period	$16.49		$19.25		$14.55		$11.61	$9.64		$9.46		$6.32
Total Return^	(12.79	)% **^^	33.50	% ^^	26.27	% ^^	20.44%^^	2.33	% **^^	49.88%		(30.11)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,142		$103,369		$85,486		$55,809	$46,831		$50,817		$30,849
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *	1.53%		1.55%		1.54%	1.53	% *	1.52%		1.53%
After expense waiver	1.50	% *#	1.52	% #	1.52	% #	1.52%#	1.52	% *^^^	1.50	% ^^^	1.52	% #^^^
Net investment income (loss) to average daily net assets	0.48	% *	1.05%		0.55%		0.28%	0.31	% *	0.15%		0.67%
Portfolio turnover rate	8	% **	25%		27%		26%	32	% **	70%		40%
	Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$19.45		$14.66		$11.69		$9.69	$9.48		$6.34		$9.13
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.22	***	0.10	***	0.06 ***	0.04	***	0.03	***	0.08	***
Net realized and unrealized gain (loss) on investments	(2.52)		4.70		2.99		1.94	0.21		3.15		(2.81)
Total income from investment operations	(2.46)		4.92		3.09		2.00	0.25		3.18		(2.73)
Less distributions to shareholders:
From net investment income	(0.35)		(0.13)		(0.12)		-	(0.04)		(0.04)		(0.06)
From net realized gains	-		-		-		-	-		-		(0.00	)†
Total distributions	(0.35)		(0.13)		(0.12)		-	(0.04)		(0.04)		(0.06)
Net asset value, end of period	$16.64		$19.45		$14.66		$11.69	$9.69		$9.48		$6.34
Total Return^	(12.73	)% **	33.87%		26.61%		20.64%	2.66	% **	50.23%		(29.89)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90,455		$113,298		$118,352		$223,255	$185,394		$183,493		$95,876
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.28%		1.30%		1.29%	1.28	% *	1.27%		1.28%
After expense waiver	1.25	% *#	1.27	% #	1.27	% #	1.27%#	1.27	% *^^^	1.25	% ^^^	1.27	% #^^^
Net investment income (loss) to average daily net assets	0.76	% *	1.28%		0.77%		0.54%	0.53	% *	0.34%		0.97%
Portfolio turnover rate	8	% **	25%		27%		26%	32	% **	70%		40%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02
Net asset value, beginning of period	$19.59		$14.79		$11.80		$9.76		$9.54		$6.37		$9.18
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.25	***	0.13	***	0.08	***	0.05	***	0.05	***	0.08	***
Net realized and unrealized gain (loss) on investments	(2.54)		4.74		3.00		1.97		0.21		3.17		(2.81)
Total income from investment operations	(2.47)		4.99		3.13		2.05		0.26		3.22		(2.73)
Less distributions to shareholders:
From net investment income	(0.37)		(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)
From net realized gains	-		-		-		-		-		-		(0.00	)†
Total distributions	(0.37)		(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)
Net asset value, end of period	$16.75		$19.59		$14.79		$11.80		$9.76		$9.54		$6.37
Total Return^	(12.63	)% **	34.05%		26.68%		20.95%		2.75	% **	50.60%		(29.82)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,466		$83,333		$73,348		$59,211		$39,106		$44,227		$41,795
Before expense waiver	1.11	% *	1.13%		1.15%		1.14%		1.13	% *	1.12%		1.12%
After expense waiver	1.10	% *#	1.12	% #	1.12	% #	1.12	% #	1.11	% *^^^	1.10	% ^^^	1.11	% #^^^
Net investment income (loss) to average daily net assets	0.84	% *	1.46%		0.93%		0.69%		0.66	% *	0.64%		1.07%
Portfolio turnover rate	8	% **	25%		27%		26%		32	% **	70%		40%
	Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†††		Period ended 10/31/04+		Year ended 10/31/03		Year ended 12/31/02
Net asset value, beginning of period	$19.63		$14.82		$11.82		$9.78		$9.56		$6.39		$9.21
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.25	***	0.13	***	0.08	***	0.06	***	0.04	***	0.09	***
Net realized and unrealized gain (loss) on investments	(2.55)		4.76		3.01		1.97		0.20		3.19		(2.83)
Total income from investment operations	(2.47)		5.01		3.14		2.05		0.26		3.23		(2.74)
Less distributions to shareholders:
From net investment income	(0.38)		(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)
From net realized gains	-		-		-		-		-		-		(0.00	)†
Total distributions	(0.38)		(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)
Net asset value, end of period	$16.78		$19.63		$14.82		$11.82		$9.78		$9.56		$6.39
Total Return^	(12.65	)% **	34.17%		26.76%		20.91%		2.75	% **	50.49%		(29.82)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$852,803		$1,033,709		$806,440		$608,471		$524,488		$587,883		$441,475
Ratio of expenses to average daily net assets:
Before expense waiver	1.08	% *	1.10%		1.12%		1.11%		1.10	% *	1.09%		1.10%
After expense waiver	1.07	% *#	1.09	% #	1.09	% #	1.09	% #	1.08	% *^^^	1.07	% ^^^	1.09	% #^^^
Net investment income (loss) to average daily net assets	0.94	% *	1.47%		0.97%		0.72%		0.70	% *	0.58%		1.18%
Portfolio turnover rate	8	% **	25%		27%		26%		32	% **	70%		40%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Year ended 10/31/06		Year ended 10/31/05†††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$19.05		$14.40		$11.50		$9.58		$9.42		$6.30		$6.26
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.12	***	0.03	***	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(2.48)		4.63		2.93		1.92		0.20		3.13		0.04
Total income from investment operations	(2.46)		4.75		2.96		1.92		0.20		3.12		0.04
Less distributions to shareholders:
From net investment income	(0.26)		(0.10)		(0.06)		-		(0.04)		(0.00	)†	-
Total distributions	(0.26)		(0.10)		(0.06)		-		(0.04)		-		-
Net asset value, end of period	$16.33		$19.05		$14.40		$11.50		$9.58		$9.42		$6.30
Total Return^	(12.95	)% **^^	33.12	% ^^	25.82	% ^^	20.04	% ^^	2.22	% **^^	49.44	% ^^	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$264		$308		$232		$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.81	% *	1.83%		1.85%		1.84%		1.83	% *	1.82%		-	‡
After expense waiver	1.80	% *#	1.82	% #	1.82	% #	1.82	% #	1.82	% *^^^	1.81	% ^^^	-	‡
Net investment income (loss) to average daily net assets	0.23	% *	0.74%		0.23%		(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	8	% **	25%		27%		26%		32	% **	70%		40%

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

†††  Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amount is de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

^^^  The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$17.20		$12.41		$10.00		$17.27		$12.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.08	***	0.07	***	0.10	***	0.11	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(2.04)		4.80		2.34		(2.06)		4.82		2.45
Total income from investment operations	(1.95)		4.88		2.41		(1.96)		4.93		2.44
Less distributions to shareholders:
From net investment income	(0.13)		(0.00	)†	-		(0.14)		(0.01)		-
From net realized gains	(0.42)		(0.09)		-		(0.42)		(0.09)		-
Total distributions	(0.55)		(0.09)		-		(0.56)		(0.10)		-
Net asset value, end of period	$14.70		$17.20		$12.41		$14.75		$17.27		$12.44
Total Return^	(11.54	)% **^^	39.55	% ^^	24.10	% **^^	(11.47	)% **	39.91%		24.40	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,074		$36,718		$3,773		$17,414		$17,632		$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.67	% *	1.75%		1.70	% *	1.42	% *	1.50%		2.21	% *
After expense waiver	1.58	% *#	1.58	% #	1.58	% *#	1.33	% *#	1.33	% #	1.33	% *#
Net investment income (loss) to average daily net assets	1.19	% *	0.57%		0.68	% *	1.41	% *	0.78%		(0.13	)% *
Portfolio turnover rate	53	% **	95%		81	% **	53	% **	95%		81	% **
	Class Y						Class S
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+		Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$17.31		$12.45		$10.00		$17.33		$12.46		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.14	***	0.12	***	0.13	***	0.15	***	0.13	***
Net realized and unrealized gain (loss) on investments	(2.06)		4.82		2.33		(2.09)		4.82		2.33
Total income from investment operations	(1.95)		4.96		2.45		(1.96)		4.97		2.46
Less distributions to shareholders:
From net investment income	(0.16)		(0.01)		-		(0.16)		(0.01)		-
From net realized gains	(0.42)		(0.09)		-		(0.42)		(0.09)		-
Total distributions	(0.58)		(0.10)		-		(0.58)		(0.10)		-
Net asset value, end of period	$14.78		$17.31		$12.45		$14.79		$17.33		$12.46
Total Return^	(11.39	)% **	40.12%		24.50	% **	(11.42	)% **	40.18%		24.60	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,733		$739		$9,179		$43,691		$26,159		$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.27	% *	1.35%		2.52	% *	1.17	% *	1.25%		2.52	% *
After expense waiver	1.18	% *#	1.18	% *#	1.18	% *#	1.15	% *#	1.15	% #	1.15	% *#
Net investment income (loss) to average daily net assets	1.49	% *	0.95%		1.13	% *	1.78	% *	1.04%		1.22	% *
Portfolio turnover rate	53	% **	95%		81	% **	53	% **	95%		81	% **

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

†  Amount is less than $0.005 per share.

+  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/08 (Unaudited)		Year ended 10/31/07		Period ended 10/31/06+
Net asset value, beginning of period	$17.10		$12.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.02	***	0.05	***
Net realized and unrealized gain (loss) on investments	(2.04)		4.80		2.32
Total income from investment operations	(1.97)		4.82		2.37
Less distributions to shareholders:
From net investment income	(0.11)		-		-
From net realized gains	(0.42)		(0.09)		-
Total distributions	(0.53)		(0.09)		-
Net asset value, end of period	$14.60		$17.10		$12.37
Total Return^	(11.73	)% **^^	39.19	% ^^	23.70	%**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$954		$847		$151
Ratio of expenses to average daily net assets:
Before expense waiver	2.07	% *	2.15%		3.35	%*
After expense waiver	1.88	% *#	1.88	% #	1.88	%*#
Net investment income (loss) to average daily net assets	0.95	% *	0.13%		0.47	%*
Portfolio turnover rate	53	% **	95%		81	%**

*  Annualized.

**  Percentage represents the results for the period and is not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^  Total return excludes sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.  The Fund
   MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Core Value Equity Fund ("Core Value Equity Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Core Growth Fund ("Core Growth Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund") and MassMutual Premier Focused International Fund ("Focused International Fund").

The International Bond Fund and Core Value Equity Fund commenced operations on December 20, 2007.

Prior to the opening of business on September 17, 2007, the Enhanced Index Value Fund acquired all assets and liabilities of the MassMutual Premier Enhanced Index Value Fund II ("Enhanced Index Value Fund II"). The acquisition was accomplished by a tax-free exchange of 510,982 Class A shares, 54,818 Class L shares, 186,139 Class Y shares, 16,377,117 Class S shares and 14,363 Class N shares of the Enhanced Index Value Fund II for 353,027 Class A shares, 38,011 Class L shares, 127,576 Class Y shares, 11,169,165 Class S shares and 9,845 Class N shares of the Enhanced Index Value Fund. Enhanced Index Value Fund II's net assets at that date of $152,349,540, including $3,799,417 of net unrealized appreciation, were combined with those of the Enhanced Index Value Fund. The aggregate net assets of the Enhanced Index Value Fund immediately before the acquisition were $420,379,056. The combined net assets of the Enhanced Index Value Fund immediately following the acquisition were $572,728,596.

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other

Notes to Financial Statements (Continued)

than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust's foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their

Notes to Financial Statements (Continued)

securities. At April 30, 2008, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Core Bond Fund	$4,264,965	$4,351,988
Main Street Small Cap Fund	11,318	11,586
Small Company Opportunities Fund	81,693	83,331
International Equity Fund	3,209,973	3,376,879
	$7,567,949	$7,823,784

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended April 30, 2008, the Trust earned securities lending income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$36,418	$30,885	$5,533
Core Bond Fund	1,110,248	921,879	188,369
Diversified Bond Fund	367,370	306,463	60,907
Strategic Income Fund	72,748	46,987	25,761
High Yield Fund	380,081	283,068	97,013
Balanced Fund	104,197	94,102	10,095
Value Fund	451,012	404,726	46,286
Core Value Equity Fund	3,331	2,599	732
Enhanced Index Value Fund	424,536	349,730	74,806
Enhanced Index Core Equity Fund	53,226	48,792	4,434
Main Street Fund	212,725	165,388	47,337
Capital Appreciation Fund	1,291,933	1,025,291	266,642
Core Growth Fund	56,759	47,077	9,682
Enhanced Index Growth Fund	224,730	201,441	23,289
Discovery Value Fund	162,540	141,717	20,823
Small Capitalization Value Fund	343,155	237,765	105,390
Main Street Small Cap Fund	353,917	255,473	98,444
Small Company Opportunities Fund	984,908	720,625	264,283
Global Fund	947,530	612,730	334,800
International Equity Fund	1,754,036	1,435,497	318,539
Focused International Fund	54,759	36,062	18,697
	$9,390,159	$7,368,297	$2,021,862

Repurchase
Agreements  Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with

Notes to Financial Statements (Continued)

transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for
Investments  Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Federal Income Tax  It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and
Distributions to
Shareholders  Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without affecting the net asset value of the Funds.

Foreign Currency
Translation  The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign
Currency
Contracts  Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Notes to Financial Statements (Continued)

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund and the International Bond Fund at April 30, 2008 was as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
	Strategic Income Fund
BUYS
1/29/09	Arab Emirates Dirham	1,040,000	$290,909	$287,419	$(3,490)
5/09/08	Australian Dollar	111,000	102,009	104,415	2,406
5/28/08	Australian Dollar	1,740,000	1,633,077	1,632,843	(234)
7/16/08	Australian Dollar	1,410,000	1,288,472	1,314,367	25,895
5/05/08	Brazilian Real	29,715,000	17,191,982	17,502,693	310,711
6/03/08	Brazilian Real	23,205,000	13,772,119	13,570,969	(201,150)
5/09/08	Canadian Dollar	405,000	396,476	401,197	4,721
5/28/08	Canadian Dollar	1,150,000	1,145,852	1,139,015	(6,837)
7/16/08	Canadian Dollar	1,325,000	1,296,795	1,311,892	15,097
5/09/08	Swiss Franc	107,000	107,809	102,671	(5,138)
10/10/08	Swiss Franc	6,315,000	6,222,953	6,064,465	(158,488)
6/17/08	Chilean Peso	540,000,000	1,241,950	1,158,258	(83,692)
5/06/08	Columbian Peso	1,566,000,000	885,747	884,510	(1,237)
7/30/08	Czech Koruna	52,800,000	3,353,020	3,248,043	(104,977)
5/09/08	Euro	1,630,000	2,568,880	2,536,426	(32,454)
5/14/08	Euro	1,970,000	2,862,092	3,064,883	202,791
5/30/08	Euro	1,940,000	2,925,908	3,016,278	90,370
6/26/08	Euro	2,870,000	4,448,108	4,456,226	8,118
8/05/08	Euro	90,000	136,089	139,483	3,394
10/10/08	Euro	1,000,000	1,576,290	1,544,904	(31,386)
5/09/08	British Pound	205,000	412,255	406,588	(5,667)
5/14/08	British Pound	610,000	1,206,476	1,209,444	2,968
5/30/08	British Pound	1,460,000	2,892,876	2,891,647	(1,229)
8/05/08	British Pound	50,000	98,210	98,550	340
5/21/08	Hungarian Forint	143,000,000	878,244	881,344	3,100
5/30/08	Indonesian Rupiah	27,720,000,000	3,037,585	2,993,135	(44,450)
5/02/08	Israeli Shekel	4,450,000	1,129,442	1,296,558	167,116
7/30/08	Israeli Shekel	3,480,000	1,008,433	1,011,779	3,346
9/24/08	Iceland Krona	100,000,000	1,324,503	1,312,596	(11,907)
5/09/08	Japanese Yen	64,000,000	645,161	612,560	(32,601)
5/14/08	Japanese Yen	127,000,000	1,251,232	1,215,941	(35,291)
5/30/08	Japanese Yen	653,000,000	6,299,324	6,258,490	(40,834)
8/05/08	Japanese Yen	12,000,000	117,308	115,448	(1,860)
10/10/08	Japanese Yen	2,087,000,000	20,571,505	20,145,463	(426,042)
5/28/08	South Korean Won	376,000,000	376,489	374,736	(1,753)
5/30/08	South Korean Won	1,540,000,000	1,622,932	1,534,745	(88,187)

Notes to Financial Statements (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
	Strategic Income Fund (continued)
BUYS
6/30/08	South Korean Won	1,230,000,000	$1,256,512	$1,225,710	$(30,802)
6/30/08	South Korean Won	923,000,000	926,149	919,735	(6,414)
1/29/09	Kuwaiti Dinar	78,000	290,828	297,779	6,951
5/27/08	Mexican Peso	20,790,000	1,911,021	1,971,018	59,997
6/17/08	Malaysian Ringgit	5,800,000	1,835,443	1,834,553	(890)
7/31/08	Malaysian Ringgit	7,300,000	2,321,218	2,307,315	(13,903)
10/10/08	Malaysian Ringgit	2,120,000	668,770	669,596	826
6/19/08	Norwegian Krone	8,100,000	1,464,977	1,579,837	114,860
10/10/08	Norwegian Krone	21,085,000	4,089,579	4,056,081	(33,498)
5/14/08	New Zealand	2,665,000	1,970,664	2,076,464	105,800
6/03/08	New Zealand	1,125,000	875,610	873,639	(1,971)
7/16/08	New Zealand	2,665,000	2,057,380	2,054,850	(2,530)
5/29/08	Philippine Peso	60,000,000	1,487,026	1,417,595	(69,431)
5/30/08	Philippine Peso	60,000,000	1,487,026	1,417,532	(69,494)
7/30/08	Polish Zloty	5,280,000	2,441,167	2,361,656	(79,511)
10/02/08	Polish Zloty	5,580,000	2,458,718	2,481,919	23,201
10/10/08	Polish Zloty	1,740,000	775,297	773,392	(1,905)
1/29/09	Qatari Rial	1,020,000	290,764	287,011	(3,753)
8/19/08	Russian Ruble	43,650,000	1,747,748	1,832,928	85,180
1/29/08	Saudi Riyal	1,070,000	289,777	288,463	(1,314)
5/14/08	Swedish Krona	7,750,000	1,303,329	1,292,104	(11,225)
10/10/08	Swedish Krona	9,100,000	1,509,622	1,505,140	(4,482)
7/30/08	Slovakian Koruna	51,100,000	2,500,000	2,459,437	(40,563)
5/28/08	New Turkish Lira	1,150,000	885,433	891,953	6,520
5/28/08	New Tawain Dollar	23,000,000	762,954	756,072	(6,882)
7/17/08	Ukraine Hryvna	1,660,000	331,337	334,753	3,416
7/18/08	Ukraine Hryvna	1,660,000	330,283	334,657	4,374
1/28/09	Ukraine Hryvna	1,510,000	289,772	285,911	(3,861)
1/30/09	Vietnam Dong	4,600,000,000	289,490	267,850	(21,640)
5/29/08	South African Rand	6,700,000	880,016	878,739	(1,277)
5/30/08	South African Rand	15,590,000	2,042,233	2,044,206	1,973
					$(470,779)
SELLS
5/09/08	Australian Dollar	230,000	$211,980	$216,355	$(4,375)
5/05/08	Brazilian Real	29,715,000	17,672,342	17,502,693	169,649
6/03/08	Brazilian Real	2,320,000	1,377,836	1,356,804	21,032
5/09/08	Canadian Dollar	855,000	836,435	846,972	(10,537)
10/10/08	Canadian Dollar	4,850,000	4,777,116	4,799,945	(22,829)
5/09/08	Swiss Franc	217,000	217,411	208,221	9,190
5/28/08	Swiss Franc	760,000	753,968	729,460	24,508
7/16/08	Swiss Franc	1,905,000	1,905,362	1,829,114	76,248
6/17/08	Chilean Peso	540,000,000	1,196,053	1,158,258	37,795
5/28/08	Yuan Renminbi	6,200,000	888,634	890,118	(1,484)
5/06/08	Columbian Peso	1,566,000,000	792,510	884,510	(92,000)
5/08/08	Columbian Peso	1,584,000,000	806,928	894,285	(87,357)
6/03/08	Columbian Peso	2,029,000,000	1,080,980	1,139,088	(58,108)
6/09/08	Columbian Peso	1,685,000,000	887,543	944,798	(57,255)

Notes to Financial Statements (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
	Strategic Income Fund (continued)
SELLS
6/09/08	Columbian Peso	1,566,000,000	$868,552	$868,480	$72
5/09/08	Euro	3,305,000	5,233,104	5,142,876	90,228
5/14/08	Euro	1,970,000	3,115,388	3,064,883	50,505
5/21/08	Euro	250,000	367,000	388,836	(21,836)
5/30/08	Euro	3,800,000	5,921,692	5,908,174	13,518
6/26/08	Euro	280,000	435,643	434,754	889
7/16/08	Euro	1,210,000	1,905,302	1,877,005	28,297
7/29/08	Euro	3,925,000	6,224,618	6,085,014	139,604
8/05/08	Euro	1,180,000	1,738,734	1,828,773	(90,039)
10/10/08	Euro	13,665,000	21,251,222	21,111,115	140,107
5/09/08	British Pound	430,000	853,060	852,843	217
5/14/08	British Pound	610,000	1,212,744	1,209,444	3,300
5/30/08	British Pound	1,680,000	3,339,783	3,327,375	12,408
8/05/08	British Pound	710,000	1,387,696	1,399,412	(11,716)
10/10/08	British Pound	285,000	557,560	559,243	(1,683)
5/28/08	Hong Kong Dollar	6,900,000	886,206	885,957	249
10/02/08	Hungarian Forint	407,000,000	2,397,116	2,457,459	(60,343)
5/30/08	Indonesian Rupiah	4,375,000,000	472,207	472,401	(194)
5/02/08	Israeli Shekel	4,450,000	1,282,495	1,296,558	(14,063)
9/24/08	Iceland Krona	100,000,000	1,318,392	1,312,595	5,797
5/09/08	Japanese Yen	131,000,000	1,302,801	1,253,835	48,966
5/14/08	Japanese Yen	127,000,000	1,196,821	1,215,941	(19,120)
5/28/08	Japanese Yen	92,000,000	882,690	881,634	1,056
5/30/08	Japanese Yen	854,000,000	8,330,283	8,184,916	145,367
7/16/08	Japanese Yen	316,000,000	3,136,846	3,036,737	100,109
8/05/08	Japanese Yen	143,000,000	1,352,818	1,375,761	(22,943)
10/10/08	Japanese Yen	73,000,000	706,940	704,657	2,283
9/30/08	Mexican Peso	930,000	84,982	86,732	(1,750)
5/14/08	Norwegian Krone	8,100,000	1,610,850	1,579,837	31,013
5/28/08	Norwegian Krone	5,920,000	1,183,101	1,153,115	29,986
10/10/08	Norwegian Krone	10,590,000	2,045,112	2,037,188	7,924
5/14/08	New Zealand Dollar	2,665,000	2,079,659	2,076,464	3,195
5/28/08	New Zealand Dollar	475,000	376,219	369,232	6,987
7/16/08	New Zealand Dollar	1,015,000	787,204	782,617	4,587
10/10/08	New Zealand Dollar	925,000	714,905	703,477	11,428
5/14/08	Swedish Krona	7,750,000	1,194,446	1,292,104	(97,658)
10/10/08	Swedish Krona	4,655,000	784,232	769,937	14,295
5/28/08	Singapore Dollar	3,280,000	2,422,322	2,418,658	3,664
5/28/08	New Turkish Lira	4,960,000	3,732,337	3,847,033	(114,696)
5/30/08	New Tawain Dollar	27,000,000	887,486	887,619	(133)
5/30/08	South African Rand	15,590,000	1,898,917	2,044,206	(145,289)
					$299,065
	International Bond Fund
BUYS
6/19/08	Australian Dollar	90,000	$80,208	$84,219	$4,011
6/19/08	Swiss Franc	300,000	297,236	288,003	(9,233)

Notes to Financial Statements (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
	International Bond Fund (continued)
BUYS
6/19/08	Danish Krone	1,560,000	$324,696	$324,701	$5
6/19/08	Euro	330,000	517,853	512,568	(5,285)
6/19/08	Japanese Yen	1,189,000,000	11,917,487	11,408,557	(508,930)
6/19/08	Norwegian Krone	11,760,000	2,265,029	2,285,678	20,649
6/19/08	Swedish Krona	9,710,000	1,593,894	1,615,749	21,855
6/19/08	Singapore Dollar	800,000	582,157	590,516	8,359
					$(468,569)
SELLS
6/19/08	Australian Dollar	4,585,000	$4,245,252	$4,290,391	$(45,139)
6/19/08	Canadian Dollar	650,000	657,196	643,670	13,526
6/19/08	Euro	4,171,465	6,485,583	6,479,276	6,307
6/19/08	British Pound	2,035,000	4,112,861	4,024,769	88,092
6/19/08	Japanese Yen	53,000,000	522,915	508,540	14,375
5/23/08	Mexican Peso	2,900,000	276,190	275,080	1,110
6/19/08	Polish Zloty	880,000	383,662	394,962	(11,300)
6/19/08	Swedish Krona	4,100,000	668,744	682,242	(13,498)
6/19/08	Singapore Dollar	235,000	169,773	173,464	(3,691)
					$49,782

Delayed Delivery
Transactions, When-Issued Securities, and Forward Commitments  Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures
Contracts  A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened

Notes to Financial Statements (Continued)

and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

A summary of open futures contracts for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2008, was as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS 330	U.S. Treasury Note 10 Year	6/19/08	$38,218,125	$632,979
Core Bond Fund
BUYS 150	U.S. Treasury Note 2 Year	6/30/08	$31,903,125	$(171,658)
245	U.S. Treasury Note 10 Year	6/19/08	28,374,063	100,524
				$(71,134)
SELLS 48	U.S. Treasury Note 5 Year	6/30/08	$5,375,250	$48,569
Diversified Bond Fund
BUYS 118	U.S. Treasury Note 10 Year	6/19/08	$13,665,875	$48,410
SELLS 138	U.S. Treasury Note 5 Year	6/30/08	$15,453,844	$139,637
Strategic Income Fund
BUYS 4	Dax Index	6/20/08	$1,088,254	$53,640
13	U.K. Long Gilt	6/26/08	2,793,788	(46,796)
60	OMX 30 Stock Index	5/16/08	979,988	25,926
36	U.S. Treasury Note 10 Year	6/19/08	4,169,250	(7,613)
2	S&P/MIB Index	6/20/08	515,329	42,881
2	Ibex 35 Index	5/16/08	426,460	8,509
436	U.S. Treasury Note 5 Year	6/30/08	48,825,188	(233,820)
169	Germany Republic Bonds 2 Year	6/06/08	27,317,596	(378,487)
201	U.S. Treasury Bonds	6/19/08	23,495,016	(328,291)
40	Nasdaq 100 Mini Index	6/20/08	1,538,600	63,669
22	Canada Government Bonds 10 Year	6/19/08	2,578,145	53,250
31	Japan Government 10 Year	6/10/08	4,051,884	(50,681)
3	Amsterdam Index	5/16/08	442,992	21,352
				$(776,461)

Notes to Financial Statements (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
SELLS 6	S&P 500 Index	6/19/08	$2,079,000	$(117,918)
18	Nikkei 225 Index	6/13/08	2,379,568	(177,388)
55 Germany Republic Bonds	5 Year	6/06/08	9,319,277	(25,082)
6	H Shares Index	5/29/08	551,119	(4,820)
49	Euro Bund	6/30/08	8,700,788	269,460
10	FTSE 100 Index	6/20/08	1,209,979	(109,785)
16	Mex Bolsa	6/30/08	462,599	(13,715)
13	FTSE Top 40	6/19/08	500,534	(18,774)
133	U.S. Treasury Note 2 Year	6/30/08	28,287,438	151,288
11	Australia Bond 10 Year	6/16/08	1,012,750	20,461
98	S&P Mini 500 Index	6/20/08	6,791,400	(444,574)
10	CAC 40 10 Euro	5/16/08	772,176	(28,809)
46	SGX CNX Nifty	5/29/08	476,928	(14,074)
				$(513,730)
Balanced Fund
BUYS 100	Nasdaq 100 Mini	6/20/08	$3,846,500	$121,326
10	U.S. Treasury Note 2 Year	6/30/08	2,126,875	(11,444)
23	U.S. Treasury Note 10 Year	6/19/08	2,663,688	9,437
4	U.S. Treasury Note 5 Year	6/30/08	447,938	(4,078)
				$115,241

Options  The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

Notes to Financial Statements (Continued)

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Income Fund at April 30, 2008, was as follows:

Notional Amount	Expiration Date	Description	Premiums	Value
Strategic Income Fund
290,000	05/01/08	Lehman Brothers EUR Call, Strike 1.58	$2,788	$135
290,000	05/01/08	Lehman Brothers EUR Put, Strike 1.58	2,787	3,411
280,000	05/02/08	Lehman Brothers EUR Call, Strike 1.56	2,776	2,430
280,000	05/02/08	Lehman Brothers EUR Put, Strike 1.56	2,776	851
280,000	05/05/08	Merrill Lynch EUR Eur Put Put, Strike 1.56	2,484	2,466
280,000	05/05/08	Merrill Lynch EUR Call, Strike 1.56	2,473	1,776
285,000	05/06/08	Citigroup EUR Put, Strike 1.56	2,522	652
285,000	05/06/08	Citigroup EUR Call, Strike 1.56	2,522	1,274
285,000	05/07/08	Citigroup EUR Put, Strike 1.55	2,629	2,629
285,000	05/07/08	Citigroup EUR Call, Strike 1.55	2,629	2,629
11,015,000	05/08/08	RBS Greenwich ZAR Put, Strike 8.30	10,086	430
			$36,472	$18,683

Notes to Financial Statements (Continued)

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund during the period ended April 30, 2008, were as follows:

	Number of Contracts	Premiums Received
Short-Duration Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	-	-
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at April 30, 2008	-	$-
Core Bond Fund
Option outstanding at October 31, 2007	151,125,000	$1,464,751
Options written	-	-
Options terminated in closing purchase transactions	(151,125,000)	(1,464,751)
Option outstanding at April 30, 2008	-	$-
Diversified Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	-	-
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at April 30, 2008	-	$-
Strategic Income Fund
Option outstanding at October 31, 2007	137,470,000	$33,762
Options written	4,105,570,000	918,456
Options terminated in closing purchase transactions	(4,229,185,000)	(915,746)
Option outstanding at April 30, 2008	13,855,000	$36,472
Balanced Fund
Option outstanding at October 31, 2007	25,187,500	$244,125
Options written	-	-
Options terminated in closing purchase transactions	(25,187,500)	(244,125)
Option outstanding at April 30, 2008	-	$-

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps, Caps, Floors and Collars  A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Notes to Financial Statements (Continued)

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

Notes to Financial Statements (Continued)

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2008, was as follows:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
Credit Default Swaps
487,500	USD	3/20/2013	Agreement with Barclays Bank PLC, dated	$(2,109)
			1/25/2008 to receive 0.80% times the notional
			amount. The Fund makes payments only upon a
			default event of Goldman Sachs & Co.

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
525,000	USD	9/20/2017	Agreement with Goldman Sachs & Co., dated	$45,472
			7/13/2007 to pay 0.66% times the notional amount.
			The Fund receives payment only upon a default
			event of Washington Mutual, Inc.
1,050,000	USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sarah Lee Corp.	(17,292)
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/15/2008 to pay 2.15% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(17,767)
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/19/2008 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(13,669)
2,200,000	USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/21/2008 to pay 1.55% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.10.	(35,340)
500,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc.	2,817
1,250,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(3,815)
1,225,000	USD	9/20/2012	Agreement with JP Morgan Chase, dated 8/21/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	(21,077)
450,000	USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	31,223
1,200,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	47,276
				$15,719
Core Bond Fund
Credit Default Swaps
1,400,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated	$(55,276)
			3/15/2008 to pay 2.15% times the notional amount.
			The Fund receives payment only upon a default
			event of Southwest Airlines Co.
4,020,000	USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/10/2006 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	180,015

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
4,020,000	USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006	$463,359
			to pay 0.28% times the notional amount. The Fund
			receives payment only upon a default event of
			Washington Mutual, Inc.
3,525,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	138,871
1,650,000	USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	114,485
3,773,000	USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	(64,917)
3,800,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(11,599)
1,500,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(6,489)
3,300,000	USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(54,345)
1,400,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/19/2008 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(42,525)
7,550,000	USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/21/2008 to pay 1.55% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.10.	(110,229)
1,562,500	USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	135,334
1,500,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	8,451
Interest Rate Swaps
27,000,000	USD	10/28/2038	Agreement with Goldman Sachs & Co., dated 10/28/2008 to pay the notional amount times 4.840% and to receive the notional amount times the three month USD LIBOR.	197,560
225,000,000	USD	10/28/2010	Agreement with Goldman Sachs & Co., dated 10/28/2008 to receive the notional amount times 3.013% and to pay the notional amount times the three month USD LIBOR.	(1,580,765)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
60,000,000	USD	4/07/2014	Agreement with JP Morgan Chase, dated 10/03/2008	$3,500
			to pay the notional amount times a rate to be
			determined on 10/03/2008 and to receive the notional
			amount times the three month USD LIBOR.
				$(684,570)
Diversified Bond Fund
Credit Default Swaps
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated	$(17,767)
			3/15/2008 to pay 2.15% times the notional amount.
			The Fund receives payment only upon a default
			event of Southwest Airlines Co.
2,500,000	USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/21/2008 to pay 1.55% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.10.	(40,159)
4,950,000	USD	12/20/2012	Agreement with JP Morgan Chase, dated 9/28/2007 to pay 3.75% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.HY.9.	(399,163)
1,000,000	USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(16,468)
1,030,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	40,578
4,950,000	USD	6/20/2012	Agreement with JP Morgan Chase, dated 4/10/2007 to pay 2.75% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.HY.8	230,837
4,950,000	USD	12/20/2012	Agreement with JP Morgan Chase, dated 9/28/2007 to pay 3.75% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.HY.9.	(337,288)
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/19/2008 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(13,669)
900,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(2,747)
500,000	USD	9/20/2017	Agreement with CSFB International, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payments only upon a default event of Brunswick Corp.	34,692
500,000	USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	43,307
1,225,000	USD	6/20/2016	Agreement with CSFB International, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	54,855

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,225,000	USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006	$141,198
			to pay 0.28% times the notional amount. The Fund
			receives payment only upon a default event of
			Washington Mutual, Inc.
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(1,947)
1,225,000	USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	(21,077)
450,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	2,535
Interest Rate Swaps
50,000,000	USD	10/28/2010	Agreement with Goldman Sachs & Co., dated 10/28/2008 to receive the notional amount times 3.013% and to pay the notional amount times the three month USD LIBOR.	(351,281)
6,000,000	USD	10/28/2038	Agreement with Goldman Sachs & Co., dated 10/28/2008 to pay the notional amount times 4.840% and to receive the notional amount times the three month USD LIBOR.	43,902
12,000,000	USD	6/26/2019	Agreement with Barclays Bank PLC, dated 6/26/2009 to pay the notional amount times 4.950% and to receive the notional amount times the six month GBP LIBOR.	210,627
20,000,000	USD	4/07/2014	Agreement with JP Morgan Chase, dated 10/03/2008 to pay the notional amount times a rate to be determined on 10/03/2008 and to receive the notional amount times the three month USD LIBOR.	1,167
60,000,000	USD	6/26/2011	Agreement with Barclays Bank PLC, dated 6/26/2009 to receive the notional amount times 4.965% and to pay the notional amount times the six month GBP LIBOR.	(629,500)
				$(1,027,368)
Strategic Income Fund
Credit Default Swaps
260,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated	$(17,537)
			11/29/2006 to receive 6.15% times the notional
			amount. The Fund makes payment only upon a
			default event of Ford Motor Co.
190,000	USD	9/20/2008	Agreement with UBS AG, dated 9/13/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(78)
200,000	USD	2/17/2051	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 0.96% times notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	4,069

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
195,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated	$(10,422)
			3/12/2008 to pay 2.05% times notional amount.
			The Fund receives payment only upon a default
			event of Centurytel, Inc.
55,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/10/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	2,672
110,000	USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 2/21/2008 to pay 0.17% times notional amount. The Fund receives payment only upon a default event of ABX.HE.AA.	11,148
55,000	USD	6/20/2013	Agreement with Lehman Brothers, Inc., dated 4/14/2008 to pay 6.70% times notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	152
5,000	USD	6/20/2009	Agreement with Goldman Sachs & Co., dated 3/28/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	213
460,000	TRY	4/20/2013	Agreement with Morgan Stanley & Co., dated 3/31/2008 to pay 2.985% times notional amount. The Fund receives payment only upon a default event of Republic of Turkey.	(9,999)
15,000	USD	6/20/2009	Agreement with Goldman Sachs & Co., dated 4/14/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	446
340,000	USD	3/20/2013	Agreement with Morgan Stanley & Co., dated 3/25/2008 to pay 4.88% times notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	5,316
150,000	USD	9/20/2008	Agreement with Barclays Bank PLC, dated 6/29/2007, to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	(1,386)
850,000	USD	9/22/2008	Agreement with Barclays Bank PLC, dated 8/15/2007, to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Citigroup, Inc.	(16,647)
55,000	USD	3/20/2010	Agreement with Citigroup, dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(3,929)
185,000	USD	12/20/2012	Agreement with Citigroup, dated 2/07/2008 to pay 9.70% times the notional amount. The Fund receives payment only upon a default event of Capmark Financial Group, Inc.	7,116
210,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(36,952)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
320,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/06/2006	$(26,822)
			to receive 5.80% times the notional amount. The
			Fund makes payment only upon a default event of
			Ford Motor Co.
375,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 1/30/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(54,485)
285,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 2/06/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(87,979)
155,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 3/15/2007 to receive 1.05% times notional amount. The Fund makes payment only upon a default event of Vale Overseas Ltd.	(6,264)
100,000	USD	5/25/2046	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(42,609)
230,000	USD	5/25/2046	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(26,724)
855,000	USD	9/22/2008	Agreement with Deutsche Bank, dated 8/09/2007 to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loan.	(6,258)
255,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 10/17/2007 to receive 2.93% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(6,083)
145,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 10/18/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(3,380)
50,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	8
178,200	USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(5,846)
271,000	USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(83,440)
405,000	USD	4/20/2011	Agreement with Credit Suisse Securities LLC, dated 3/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond.	(52,322)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
145,000	USD	6/20/2011	Agreement with Credit Suisse Securities LLC,	$(9,267)
			dated 6/06/2007, to receive 1.53% times the
			notional amount. The Fund makes payment only
			upon a default event of TXU Corp.
150,000	USD	9/22/2008	Agreement with Credit Suisse Securities LLC, dated 7/12/2007 to receive 1.40% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(1,126)
90,000	USD	9/22/2008	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 2.80% times notional amount. The Fund makes payment only upon a default event of Toys "R" US, Inc.	(657)
376,200	USD	6/20/2012	Agreement with Credit Suisse Securities LLC., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(2,518)
30,000	USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 0.20% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	(10,143)
50,000	USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 6.25% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(3,595)
210,000	USD	12/20/2016	Agreement with Goldman Sachs & Co., dated 11/29/2006 to receive 4.95% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(35,117)
235,000	USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(72,544)
412,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(6,367)
295,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(4,559)
815,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/30/2007 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Standard Pacific.	(6,673)
135,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 4/27/2007, to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(717)
140,000	USD	6/20/2011	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.06% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(9,995)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
180,000	USD	9/22/2008	Agreement with Goldman Sachs & Co., dated	$(3,490)
			6/27/2007, to receive 2.65% times the notional
			amount. The Fund makes payment only upon a
			default event of Rite Aid Corp.
220,000	USD	12/20/2012	Agreement with Goldman Sachs & Co., dated 12/21/2007 to receive 3.95% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(8,333)
70,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank, dated 6/06/2007, to receive 1.05% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co.	(5,018)
170,000	USD	9/22/2008	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 2.38% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(4,824)
155,000	USD	9/22/2008	Agreement with JP Morgan Chase., dated 9/07/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(407)
480,000	USD	9/22/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Merrill Lynch & Co., Inc.	(1,443)
415,000	USD	9/22/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(1,090)
260,000	USD	3/20/2012	Agreement with Lehman Brothers, Inc., dated 1/25/2007 to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(11,975)
50,000	USD	3/20/2010	Agreement with Citigroup, dated 1/30/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(3,952)
75,000	USD	6/20/2011	Agreement with Credit Suisse Securities LLC, dated 6/14/2007, to receive 1.61% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(4,620)
30,000	USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(13,911)
90,000	USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 11/07/2007 to receive 0.11% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(14,957)
147,000	USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 3/30/2007 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(1,750)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
75,000	USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated	$(431)
			5/05/2007, to receive 2.33% times the notional
			amount. The Fund makes payment only upon a
			default event of Beazer Homes.
110,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 10/31/2007 to receive 8.50% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	3,348
50,000	USD	3/20/2009	Agreement with Deutsche Bank, dated 1/03/2008 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	500
60,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/10/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	5,228
50,000	USD	3/20/2018	Agreement with Credit Suisse Securities LLC, dated 2/07/2008 to pay 2.80% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	1,509
30,000	USD	9/22/2008	Agreement with Goldman Sachs & Co., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	88
155,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 3/15/2007 to pay 0.63% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	2,882
150,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 3.50% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	817
100,000	USD	9/20/2008	Agreement with Lehman Brothers Inc., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	293
115,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 3.46% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	6,968
85,000	USD	3/20/2013	Agreement with Morgan Stanley & Co., dated 2/27/2008 to pay 5.92% times notional amount. The Fund receives payment only upon a default event of Aramark Corp.	6,755
75,000	USD	9/20/2012	Agreement with Citigroup, dated 8/29/2007 to receive 3.60% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	1,167
80,000	USD	9/20/2012	Agreement with UBS AG, dated 9/10/2007 to receive 0.51% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	7,326
75,000	USD	3/20/2009	Agreement with Deutsche Bank, dated 3/04/2008 to pay 12.00% times the notional amount. The Fund receives payment only upon a default event of iStar Financial, Inc.	4,286

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
55,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated	$4,770
			2/26/2008 to pay 6.00% times notional amount.
			The Fund receives payment only upon a default
			event of Aramark Corp.
30,000	USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 3/19/2008 to pay 12.00% times the notional amount. The Fund receives payment only upon a default event of iStar Financial, Inc.	1,715
170,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 4/15/2008 to pay 4.95% times the notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	3,137
60,000	USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 2/01/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	(4,411)
150,000	USD	12/20/2012	Agreement with Citigroup, dated 2/07/2008 to pay 9.75% times the notional amount. The Fund receives payment only upon a default event of Capmark Financial Group, Inc.	6,010
400,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/2006 to pay 5.85% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(32,592)
240,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/02/2006 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	(6,729)
210,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 2/06/2007 to receive 2.34% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(30,826)
1,440,000	USD	4/20/2017	Agreement with Deutsche Bank, dated 3/22/2007 to pay 1.32% times notional amount. The Fund receives payment only upon a default event of CDXHY7 Index.	(9,312)
220,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 11/07/2007 to receive 5.85% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(546)
90,000	USD	12/20/2012	Agreement with Deutsche Bank, dated 11/27/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(1,635)
120,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/22/2007 to receive 1.49% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(5,909)
195,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 2/28/2007, to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(27,658)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
45,000	USD	12/22/2008	Agreement with Credit Suisse Securities LLC, dated	$(5,934)
			10/24/2007 to receive 6.35% times the notional
			amount. The Fund makes payment only upon a
			default event of Tribune Co.
85,000	USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 4.15% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(2,610)
180,000	USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 1/31/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(55,422)
205,000	USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/09/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(63,119)
295,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/2007 to receive 1.80% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(4,707)
260,000	USD	12/20/2016	Agreement with JP Morgan Chase dated 11/28/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(19,361)
10,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank, dated 6/11/2007, to receive 1.08% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(708)
70,000	USD	9/22/2008	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 1.92% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(819)
480,000	USD	9/22/2008	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(197)
777,150	USD	12/20/2012	Agreement with JP Morgan Chase, dated 10/22/2007 to receive 3.83% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(40,290)
180,000	USD	3/20/2017	Agreement with Lehman Brothers, Inc., dated 1/30/2007 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(55,349)
327,000	USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 4/02/2007 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(3,852)
75,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 6/27/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(1,256)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
10,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated	$(162)
			7/05/2007, to receive 1.45% times the notional
			amount. The Fund makes payment only upon a
			default event of Rite Aid Corp.
220,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/11/2007 to receive 5.40% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(1,270)
160,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(559)
85,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/21/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(2,038)
70,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(2,362)
50,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 9/14/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(3,573)
75,000	USD	12/20/2010	Agreement with Lehman Brothers, Inc., dated 9/21/2007 to receive 3.13% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(1,176)
15,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 10/23/2007 to receive 6.40% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(1,973)
55,000	USD	3/20/2010	Agreement with Citigroup, dated 2/01/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	(4,044)
90,000	USD	3/20/2009	Agreement with Deutsche Bank, dated 2/28/2008 to pay 2.07% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers Holding, Inc.	88
145,000	USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/12/2007, to receive 1.59% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(9,016)
100,000	USD	9/20/2011	Agreement with Merrill Lynch International, dated 6/22/2007, to receive 2.05% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(1,562)
920,000	USD	3/24/2013	Agreement with Morgan Stanley & Co., dated 5/04/2006 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of USD 110,000,000 Eurobonds.	(44,753)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
150,000	USD	9/22/2008	Agreement with Goldman Sachs & Co., dated	$(976)
			7/14/2007 to receive 1.60% times notional amount.
			The Fund makes payment only upon a default event
			of Arvinmeritor, Inc.
50,000	USD	12/22/2008	Agreement with Morgan Stanley & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(873)
50,000	USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 11/30/2007 to receive 7.15% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(2,155)
240,000	USD	3/20/2012	Agreement with Citigroup, dated 2/06/2007 to receive 2.32% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(35,373)
180,000	USD	9/20/2011	Agreement with Citigroup, dated 6/28/2007, to receive 2.60% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	337
65,000	USD	3/22/2010	Agreement with Lehman Brothers, Inc., dated 1/11/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(26,229)
95,000	USD	9/22/2008	Agreement with Citigroup, dated 9/18/2007 to receive 7.50% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	(6,812)
105,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 3/19/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Freescale Semiconductor, Inc.	4,823
200,000	USD	12/13/2049	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 1.47% times notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	4,865
100,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated 2/05/2008 to pay 3.20% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	(4,756)
1,410,000	USD	12/13/2049	Agreement with Goldman Sachs & Co., dated 4/01/2008 to pay 0.08% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AAA.3.	106,140
560,000	USD	10/12/2052	Agreement with Lehman Brothers, Inc., dated 4/02/2008 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.A.1.	47,133
460,000	TRY	4/20/2013	Agreement with Morgan Stanley & Co., dated 3/31/2008 to pay 2.98% times notional amount. The Fund receives payment only upon a default event of Republic of Turkey.	(9,999)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
55,000	USD	6/20/2013	Agreement with Lehman Brothers, Inc., dated	$(341)
			3/25/2008 to pay 6.70% times the notional amount.
			The Fund receives payment only upon a default
			event of Smurfit-Stone Container Enterprises, Inc.
15,000	USD	6/20/2009	Agreement with JP Morgan Chase dated 4/09/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	1,067
185,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/02/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(3,098)
145,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/09/2007 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(1,310)
210,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/18/2007, to receive 4.22% times the notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises, Inc.	(7,725)
150,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/25/2007, to receive 3.20% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(3,649)
260,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 5.22% times notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(8,493)
85,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 4.30% times notional amount. The Fund makes payment only upon a default event of Toys "R" US, Inc.	18
110,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/07/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	58
850,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/10/2007 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of MBIA, Inc.	(45,290)
376,200	USD	6/20/2012	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(2,993)
75,000	USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(28,945)
70,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 9/12/2007 to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	(207)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
20,000	USD	12/20/2010	Agreement with Lehman Brothers, Inc., dated	$(178)
			9/18/2007 to receive 3.40% times the notional
			amount. The Fund makes payment only upon a
			default event of Cablevision Systems.
285,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(4,978)
1,584,000	USD	12/20/2012	Agreement with Lehman Brothers, Inc., dated 10/19/2007 to receive 3.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(87,786)
50,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 11/09/2007 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(6,713)
85,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	5
235,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	15
75,000	USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(7,764)
20,000	USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/30/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Tribune Co.	(1,470)
55,000	USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/31/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Tribune Co.	(3,232)
140,000	USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/08/2007, to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(8,746)
205,000	USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/16/2007, to receive 2.06% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(9,968)
205,000	USD	12/20/2012	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 4.05% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(35,687)
305,000	USD	12/20/2012	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 5.30% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(29,770)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
210,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated	$(35,576)
			11/28/2006 to receive 4.90% times the notional
			amount. The Fund makes payment only upon a
			default event of General Motors.
190,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 4.62% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(34,512)
1,635,000	EUR	5/13/2013	Agreement with Morgan & Stanley & Co., dated 5/11/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of MOS Gisad CDS.	(106,966)
130,000	USD	3/20/2012	Agreement with Morgan Stanley & Co., dated 6/27/2007, to receive 1.77% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods, Inc.	(5,114)
155,000	USD	9/22/2008	Agreement with Morgan Stanley & Co., dated 7/31/2007 to receive 6.25% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(25,910)
55,000	USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 11/28/2007 to receive 7.40% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(1,931)
60,000	USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 8/02/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(26,765)
74,000	USD	6/20/2008	Agreement with Citigroup, dated 3/29/2007 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(890)
70,000	USD	9/20/2011	Agreement with Citigroup, dated 6/27/2007, to receive 2.45% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(203)
65,000	USD	9/22/2008	Agreement with Citigroup, dated 9/13/2007 to receive 7.60% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(4,629)
140,000	USD	9/22/2008	Agreement with Citigroup, dated 9/14/2007 to receive 1.89% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	(415)
285,000	USD	12/20/2012	Agreement with Citigroup, dated 12/13/2007 to receive 7.13% times notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(12,513)
465,000	USD	6/20/2017	Agreement with UBS AG, dated 6/20/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Republic the Philippines.	(27,077)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
145,000	USD	3/20/2017	Agreement with Lehman Brothers, Inc., dated	$(44,587)
			2/13/2007 to receive 1.40% times the notional
			amount. The Fund makes payment only upon a
			default event of GMAC LLC.
30,000	USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(13,986)
20,000	USD	3/20/2013	Agreement with Deutsche Bank, dated 3/03/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Freescale Semiconductor, Inc.	821
700,000	USD	12/13/2049	Agreement with JP Morgan Chase, dated 2/13/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	74,428
200,000	USD	2/17/2051	Agreement with Lehman Brothers, Inc., dated 2/13/2008 to pay 0.96% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	7,680
200,000	USD	12/13/2049	Agreement with Goldman Sachs & Co., dated 2/15/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	1,342
100,000	USD	2/17/2051	Agreement with JP Morgan Chase, dated 2/07/2008 to pay 0.96% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	1,743
100,000	USD	12/13/2049	Agreement with JP Morgan Chase, dated 2/13/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	373
110,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated 3/12/2008 to pay 2.05% times notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	(5,879)
35,000	USD	3/20/2013	Agreement with Deutsche Bank, dated 3/12/2008 to pay 1.30% times notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	1,831
140,000	USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 2/21/2008 to pay 0.11% times notional amount. The Fund receives payment only upon a default event of ABX.HE.AAA.	20,127
700,000	USD	12/13/2049	Agreement with JP Morgan Chase, dated 3/05/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	28,914
35,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/23/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Massey Energy Co.	1,681

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
20,000	USD	6/20/2013	Agreement with Lehman Brothers, Inc., dated	$55
			4/14/2008 to pay 6.70% times notional amount.
			The Fund receives payment only upon a default
			event of Smurfit-Stone Container Enterprises, Inc.
20,000	USD	6/20/2013	Agreement with Lehman Brothers, Inc., dated 3/27/2008 to pay 6.60% times notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(25)
50,000	USD	6/20/2013	Agreement with Lehman Brothers, Inc., dated 4/09/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	(456)
30,000	USD	6/20/2013	Agreement with Goldman Sachs & Co., dated 4/09/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	(311)
5,000	USD	6/20/2009	Agreement with Goldman Sachs & Co., dated 3/28/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	253
710,000	USD	12/20/2008	Agreement with Citigroup, dated 4/11/2008 to pay 8.40% times the notional amount. The Fund receives payment only upon a default event of Ambac Assurance Group.	(33,904)
230,000	USD	3/20/2013	Agreement with Citigroup, dated 12/29/2007 to pay 5.10% times notional amount. The Fund receives payment only upon a default event of Republic of Pakistan.	2,351
200,000	USD	9/20/2012	Agreement with Credit Suisse Securities LLC., dated 8/27/2007 to pay 0.38% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	3,844
50,000	USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	330
30,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 1/23/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	2,614
1,270,000	BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 3/13/2008 to receive the notional amount times 13.10% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	70,582
85,000	USD	9/20/2012	Agreement with Goldman Sachs & Co., dated 9/07/2007 to receive 3.70% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	1,653
365,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	12,455

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
75,000	USD	9/20/2010	Agreement with Lehman Brothers, Inc., dated	$20,901
			8/29/2007 to pay 7.60% times the notional amount.
			The Fund receives payment only upon a default
			event of Charter Communication Holdings LLC.
100,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated 2/05/2008 to pay 3.20% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	4,922
135,000	USD	3/20/2018	Agreement with Merrill Lynch International, dated 2/08/2008 to pay 1.53% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	4,941
515,000	USD	12/20/2015	Agreement with Citigroup, dated 12/07/2005 to pay 0.40% times the notional amount. The Fund receives payment only upon a default event of Hungary Bond.	29,007
105,000	USD	9/22/2008	Agreement with Barclays Bank PLC, dated 8/28/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(2,517)
55,000	USD	3/20/2010	Agreement with Citigroup, dated 1/28/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	(2,674)
260,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(19,361)
200,000	USD	9/20/2012	Agreement with Deutsche Bank, dated 9/07/2007 to pay 0.43% times the notional amount. The Fund receives payment only upon a default event of Credit Suisse Group.	3,450
365,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	14,474
15,000	USD	3/20/2009	Agreement with Deutsche Bank, dated 12/21/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	99
30,000	USD	3/20/2009	Agreement with Deutsche Bank, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	373
35,000	USD	9/20/2010	Agreement with Credit Suisse Securities LLC, dated 8/24/2007 to pay 7.00% times the notional amount. The Fund receives payment only upon a default event of Charter Communications Holdings LLC.	10,093
30,000	USD	9/20/2010	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 6.38% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	7,708

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
165,000	USD	12/22/2008	Agreement with Credit Suisse Securities LLC,	$2,552
			dated 11/13/2007 to receive 4.05% times the
			notional amount. The Fund makes payment only
			upon a default event of Tenet Healthcare.
255,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/06/2006 to receive 4.68% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(45,650)
504,900	USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(34,095)
230,000	USD	5/25/2046	Agreement with Deutsche Bank, dated 8/06/2007 to pay 0.11% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(26,726)
950,400	USD	12/20/2012	Agreement with Deutsche Bank, dated 10/19/2007 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(52,672)
70,000	USD	12/20/2012	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.32% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(1,723)
105,000	USD	12/20/2012	Agreement with Deutsche Bank, dated 1/04/2008 to receive 4.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(3,789)
700,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/29/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(101,811)
145,000	USD	9/22/2008	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(943)
35,000	USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(11,834)
5,000	USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 5.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	99
940,000	USD	2/20/2013	Agreement with Credit Suisse Securities LLC, dated 3/31/2008 to pay 3.75% times the notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	9,148
50,000	USD	9/22/2008	Agreement with Goldman Sachs & Co., dated 7/27/2007 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	252

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
85,000	USD	9/20/2008	Agreement with Goldman Sachs & Co., dated	$99
			2/06/2008 to pay 1.50% times the notional amount.
			The Fund receives payment only upon a default
			event of Morgan Stanley & Co.
150,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	251
80,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/02/2007 to receive 2.50% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	343
75,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/03/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	220
75,000	USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to pay 7.25% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	21,325
45,000	USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 3.40% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	350
95,000	USD	12/20/2012	Agreement with Credit Suisse Securities LLC, dated 11/14/2007 to receive 5.20% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(10,258)
130,000	USD	3/20/2010	Agreement with Credit Suisse Securities LLC, dated 2/11/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Harrah's Operating Co., Inc.	(540)
160,000	USD	3/20/2017	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(49,264)
140,000	USD	6/20/2011	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.03% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(10,117)
65,000	USD	12/22/2008	Agreement with Goldman Sachs & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(1,161)
315,000	USD	12/20/2016	Agreement with JP Morgan Chase, dated 11/30/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(55,428)
85,000	USD	9/20/2008	Agreement with JP Morgan Chase Bank, dated 6/26/2007, to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(1,402)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
450,450	USD	6/20/2012	Agreement with JP Morgan Chase dated 8/13/2007	$(3,049)
			to receive 2.75% times the notional amount. The
			Fund makes payment only upon a default event of
			CDX.NA.HY.8.
150,000	USD	9/22/2008	Agreement with Goldman Sachs & Co., dated 6/28/2007, to receive 4.80% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(1,311)
475,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 1.60% times the notional amount. The Fund makes payment only upon a default event of Bear Stearns, Inc.	2,309
250,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 11/21/2007 to receive 5.15% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	1,241
105,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated 2/06/2008 to pay 3.41% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	6,132
50,000	USD	3/20/2018	Agreement with Merrill Lynch International, dated 2/08/2008 to pay 2.90% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	1,866
45,000	USD	9/22/2008	Agreement with Citigroup, dated 7/25/2007 to receive 2.05% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	91
40,000	USD	9/20/2012	Agreement with UBS AG, dated 9/07/2007 to receive 5.05% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	3,585
130,000	USD	5/25/2046	Agreement with Goldman Sachs & Co., dated 11/06/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(70,990)
74,000	USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 3/29/2007 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(890)
115,000	USD	6/20/2008	Agreement with Lehman Brothers, Inc., dated 4/24/2007 to receive 2.65% times notional amount. The Fund makes payment only upon a default even of Beazer Homes.	(567)
150,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 6/28/2007, to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(1,808)
200,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 7/05/2007, to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(2,310)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
110,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated	$(1,561)
			7/30/2007 to receive 5.25% times notional amount.
			The Fund makes payment only upon a default
			event of Dole Food Co., Inc.
524,700	USD	6/20/2012	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(3,511)
75,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 8/22/2007 to receive 7.45% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(5,396)
75,000	USD	9/20/2012	Agreement with Lehman Brothers, Inc., dated 8/31/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communication Holdings LLC.	(40,195)
20,000	USD	9/22/2008	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(1,429)
115,000	USD	12/22/2008	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(66)
80,000	USD	3/20/2010	Agreement with Lehman Brothers, Inc., dated 1/29/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(7,082)
50,000	USD	3/20/2010	Agreement with Citigroup, dated 1/30/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	(2,431)
145,000	USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/01/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(9,681)
180,000	USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/14/2007, to receive 1.62% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(11,037)
230,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 5.90% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(18,203)
390,000	USD	6/20/2017	Agreement with Morgan Stanley & Co., dated 6/09/2007, to receive 1.04% times the notional amount. The Fund makes payment only upon a default event of Republic of Peru.	(9,352)
450,000	USD	9/22/2008	Agreement with Morgan Stanley & Co., dated 7/30/2007 to receive 6.17% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(75,383)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
55,000	USD	3/20/2013	Agreement with Lehman Brothers, Inc., dated	$12,531
			2/26/2008 to pay 5.60% times notional amount.
			The Fund receives payment only upon a default
			event of CSC Holdings, Inc.
15,000	USD	3/20/2009	Agreement with Credit Suisse Securities LLC, dated 2/25/2008 to pay 14.60% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	795
727,650	USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 10/23/2007 to receive 3.94% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(33,896)
40,000	USD	12/20/2012	Agreement with Citigroup, dated 2/01/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(210)
10,000	USD	12/20/2010	Agreement with Citigroup, dated 10/03/2007 to receive 3.10% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(164)
50,000	USD	12/20/2012	Agreement with UBS AG, dated 11/21/2007 to receive 4.56% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(801)
50,000	USD	3/20/2009	Agreement with Citigroup, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	622
50,000	USD	12/22/2008	Agreement with Citigroup, dated 12/18/2007 to receive 4.30% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	259
80,000	USD	3/20/2013	Agreement with Credit Suisse Securities LLC, dated 3/19/2008 to pay 6.00% times the notional amount. The Fund receives payment only upon a default event of Aramark Corp.	6,620
340,000	USD	3/20/2012	Agreement with Morgan Stanley & Co., dated 3/28/2008 to pay 4.78% times notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	3,993
60,000	USD	9/20/2008	Agreement with Barclays Bank PLC, dated 3/17/2008, to pay 14.00% times the notional amount. The Fund receives payment only upon a default event of the Bear Stearns Cos.	4,111
Interest Rate Swaps
200,000	TRY	2/07/2012	Agreement with Credit Suisse Securities LLC, dated 2/07/2007 to receive the notional amount times the three month Floating Rate USD-LIBOR-BBA.	24,922
505,000	TRY	2/27/2012	Agreement with Credit Suisse Securities LLC, dated 2/26/2007 to receive the notional amount times 16.75% and to pay the notional amount times the 3 Month Floating Rate USB-LIBOR-BBA.	42,465

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
490,000	MXN	5/13/2015	Agreement with Deutsche Bank, dated 5/13/2005 to	$158,446
			receive the notional amount times 5.46% and to pay
			the notional amount times the 6 Month Floating Rate
			USD-LIBOR-BBA.
270,000	MXN	6/23/2015	Agreement with Deutsche Bank, dated 6/23/2005 to receive the notional amount times 5.25% and to pay the notional amount times the 6 Month Floating Rate USD-LIBOR-BBA.	76,504
610,000	BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 9/20/2006 to receive the notional amount times 14.05% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	18,699
3,070,000	MXN	8/27/2026	Agreement with Goldman Sachs & Co., dated 9/21/2006 to receive the notional amount times 9.15% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	15,252
310,000	TRY	2/06/2012	Agreement with Merrill Lynch International, dated 2/06/2007 to receive the notional amount times 17.10% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	36,447
2,800,000	NZD	4/02/2018	Agreement with Westpac Banking Corp. ABN, dated 11/30/2009 to receive 7.50% times the notional amount and to pay the notional amount times the six month NZD-BBR-FRA Index.	18,883
1,300,000	BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 12/13/2006 to receive the notional amount times 12.61% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(4,617)
2,900,000	CNY	2/16/2017	Agreement with Goldman Sachs & Co., dated 2/16/2012 to pay the notional amount times 4.00% and to receive the notional amount times the CNY-CFXSREPOFIX01.	(1,677)
2,700,000	BRL	1/02/2012	Agreement with JP Morgan Chase, dated 12/28/2006 to receive the notional amount times 12.38% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(58,804)
2,060,000	USD	8/14/2017	Agreement with Merrill Lynch International, dated 8/13/2007 to pay the notional amount times 5.33% and to receive the notional amount times the floating rate on the Constant Maturity Option Price divided by 10,000.	(68,158)
820,000	EUR	1/18/2011	Agreement with Morgan Stanley & Co., dated 1/18/2008 to receive the notional amount times 3.996% and to pay the notional amount times the six month Floating Rate EUR-EURIBOR.	(3,087)
930,000	BRL	1/02/2015	Agreement with Goldman Sachs & Co., dated 2/08/2007 toreceive the notional amount times 12.29% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(42,139)
1,100,000	BRL	1/02/2017	Agreement with Goldman Sachs & Co., dated 3/13/2008 to receive the notional amount times 13.10% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(19,882)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
3,030,000	SGD	4/03/2018	Agreement with Merrill Lynch International, dated	$(12,634)
			4/03/2008 to pay the notional amount times 3.253%
			and to receive the notional amount times the
			six month Floating Rate SGD-SOR-REUTERS.
1,110,000	BRL	1/02/2014	Agreement with Goldman Sachs & Co., dated 12/08/2006 to receive the notional amount times 12.92% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(14,788)
1,110,000	BRL	1/04/2010	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.71% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(1,898)
2,030,000	BRL	1/02/2015	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive the notional amount times 12.26% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(94,748)
7,210,000	MXN	1/10/2018	Agreement with Goldman Sachs & Co., dated 1/23/2008 to receive 8.14% times the notional amount and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	(14,362)
2,870,000	BRL	1/02/2014	Agreement with Lehman Brothers, Inc., dated 1/31/2008 to receive the notional amount times 12.90% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(53,227)
1,850,000	EUR	8/22/2017	Agreement with Morgan Stanley & Co., dated 8/22/2007 to pay the notional amount times 4.71% and to receive the notional amount times the 6 Month Floating Rate EUR-EURIBOR-Reuters Index.	(106,212)
7,720,000	SEK	1/18/2011	Agreement with Morgan Stanley & Co., dated 1/18/2010 to receive the notional amount times 4.26% and to pay the notional amount times the three month Floating Rate SEK-STIBOR-SIDE.	(1,622)
1,320,000	CHF	1/18/2011	Agreement with Morgan Stanley & Co., dated 1/18/2010 to receive the notional amount times 2.66% and to pay the notional amount times the six month Floating Rate CHF-LIBOR-BBA.	(6,973)
2,680,000	NZD	10/19/2010	Agreement with Westpac Banking Corp. ABN, dated 11/30/2009 to receive 7.908% times the notional amount and to pay the notional amount times the six month NZD-BBR-FRA Index.	(14,815)
2,680,000	NZD	11/29/2010	Agreement with Westpac Banking Corp. ABN, dated 11/30/2009 to receive 7.97% times the notional amount and to pay the notional amount times the six month NZD-BBR-FRA Index.	(15,524)
3,130,000	MXN	12/17/2026	Agreement with Credit Suisse Securities LLC, dated 1/11/2007 to receive the notional amount times 8.30% and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	(8,375)
2,410,000	AUD	4/02/2018	Agreement with Westpac Banking Corp. ABN, dated 4/02/2008 to receive 4.03% times the notional amount and to pay the notional amount times the six month Floating Rate AUD-BBR-BBSW.	(23,245)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
610,000	BRL	1/02/2012	Agreement with JP Morgan Chase Bank, dated	$17,660
			9/20/2006 to receive the notional amount times
			14.00% and to pay the notional amount times the
			Brazil Interbank Deposit Rate annualized.
10,600,000	INR	6/27/2011	Agreement with Deutsche Bank, dated 6/26/2006 to pay the notional amount times 7.18% and to receive protection on INR-MIBOR-OISE-Compound.	154
1,210,000	BRL	1/02/2012	Agreement with JP Morgan Chase Bank, dated 9/19/2006 to receive the notional amount times 13.91% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	31,341
3,700,000	CAD	1/16/2011	Agreement with Merrill Lynch International, dated 1/16/2008 to receive the notional amount times 4.03% and to pay the notional amount times the Floating Rate CDOR03.	9,163
43,650,000	RUB	2/18/2013	Agreement with Morgan Stanley & Co., dated 2/22/2007 to receive the notional amount times 7.75% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	492,677
19,400,000	NOK	1/18/2011	Agreement with Morgan Stanley & Co., dated 1/18/2010 to pay the notional amount times 4.985% and to receive the notional amount times the six month Floating Rate NOK-NIBOR-NIBR.	(1,626)
4,130,000	EUR	11/29/2010	Agreement with Westpac Banking Corp. ABN, dated 11/30/2009 to receive 4.24% times the notional amount and to pay the notional amount times the six month Floating Rate EUR-EURIBOR-Telerate.	(2,217)
1,300,000	MXN	9/16/2026	Agreement with Goldman Sachs & Co., dated 10/11/2006 to receive the notional amount times 9.33% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	8,459
560,000	BRL	1/02/2014	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.87% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(8,625)
2,700,000	BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 12/28/2006 to receive the notional amount times 12.39% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(58,008)
5,900,000	BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 7/10/2007 to receive the notional amount times 10.67% and to pay the notional amount times the floating Brazil Interbank Deposit Rate annualized.	(361,529)
2,680,000	NZD	10/13/2010	Agreement with Westpac Banking Corp. ABN, dated 10/13/2009 to receive 7.84% times the notional amount and to pay the notional amount times the six month NZD-BBR-FRA Index.	(13,603)
4,690,000	NZD	1/18/2011	Agreement with Westpac Banking Corp. ABN, dated 1/18/2010 to pay 7.933% times the notional amount and to receive the notional amount times the three month Floating Rate NZD-BBR-FRA.	(24,846)
8,340,000	USD	6/12/2017	Agreement with Merrill Lynch International, dated 6/11/2007 to pay 4.66% times the notional amount and to receive the notional amount times the floating rate on the Constant Maturity Option.	148,427

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
10,600,000	TWD	6/27/2011	Agreement with Citigroup, dated 6/26/2006 to pay	$2,004
			the notional amount times 2.32% and to receive
			protection on TWD-TELERATE Dollars.
300,000	TRY	2/09/2012	Agreement with Credit Suisse Securities LLC, dated 2/09/2007 to receive the notional amount times 17.30% and to pay the notional amount times 3 Month the Floating Rate USD-LIBOR-BBA.	36,989
35,000,000	CZK	4/04/2018	Agreement with Morgan Stanley & Co., dated 1/18/2010 to pay the notional amount times 4.985% and to receive the notional amount times the Floating Rate Czech Republic Index.	2,384
1,300,000	USD	10/15/2010	Agreement with Morgan Stanley & Co., dated 1/05/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	11,967
Total Return Swaps
2,200,000	EGP	9/16/2008	Agreement with Deutsche Bank, dated 9/18/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Egypt.	36,118
420,000	USD	8/19/2011	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(7,577)
110,000	ARS	12/21/2011	Agreement with Deutsche Bank, dated 10/06/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Argentina.	737
52,200,000	KZT	3/20/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on JSC Halyk Bank of Kazakhstan.	10,821
7,090,000	RUB	12/12/2008	Agreement with Deutsche Bank, dated 12/22/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federalnaya Setevaya Kompaniya Edinoy Energe.	37,958
5,200,000	RUB	12/12/2008	Agreement with Credit Suisse Securities LLC, dated 1/30/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on FFS UES bonds.	20,540
2,510,000,000	COP	7/24/2020	Agreement with Deutsche Bank, dated 2/22/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Colombia.	82,182
310,457	USD	9/01/2012	Agreement with Deutsche Bank, dated 10/11/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Series 2006-A Certificates.	(4,657)

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
1,305,326	MXN	1/05/2011	Agreement with Deutsche Bank, dated 6/19/2006	$7,578
			where by the fund makes an up front payment and
			receives periodic payments and the redemption
			proceeds based on Arrendadora Capita
			Corporation, SA.
40,000,000	RUB	10/10/2009	Agreement with Morgan Stanley & Co., dated 10/16/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on ZAO Faktoringovaya Kompaniya.	79,542
5,675	EUR	10/07/2008	Agreement with Morgan Stanley & Co., dated 1/15/2008 to pay the monthly return on the 3 month EURIBOR-BBA times the notional amount and to receive the total return on a custom basket EUR equities.times the notional amount and to receive the totalreturn on a custom basket EUR equities.	29
600,000	USD	3/01/2009	Agreement with Lehman Brothers, Inc., dated 3/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	18,816
5,675	EUR	3/06/2009	Agreement with Morgan Stanley & Co., dated 3/07/2008 to pay the monthly return on the EUR-LIBOR-BBA times the notional amount and to receive the total return on a custom basket of EUR equities.	30,756
540,000	USD	3/01/2009	Agreement with Morgan Stanley & Co., dated 3/07/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	18,022
800,000	USD	5/01/2009	Agreement with Lehman Brothers, Inc., dated 5/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	0
135,368	JPY	4/15/2009	Agreement with Citigroup, dated 1/11/2008 to pay the monthly return on the 3 month JPY-LIBOR + 0.40% times the notional amount and to receive the total return on a custom basket Japanese equities.	56,692
13	BRL	6/18/2008	Agreement with Goldman Sachs & Co., dated 5/05/2008 with respect to Bovespa Index future contracts where by the fund receives or makes payments based on the total return of the Bovespa Index.	47,566
420,000	BRL	8/18/2010	Agreement with Deutsche Bank, dated 2/09/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federative Republic of Brazil.	137,494
12,000,000	RUB	5/13/2009	Agreement with Deutsche Bank, dated 8/14/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on OJSC Russian Agricultural Bank.	41,789

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
229,333	USD	6/22/2013	Agreement with Deutsche Bank, dated 4/04/2005	$(25,056)
			where by the fund makes an up front payment and
			receives periodic payments and the redemption
			proceeds based on the Republic of Indonesia.
57,000	RON	4/18/2010	Agreement with Lehman Brothers Inc., dated 4/20/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Republic of Romania.	2,661
900,000	USD	2/02/2009	Agreement with Citigroup, dated 1/30/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	31,931
800,000	USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	24,927
1,462,000	USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/07/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	46,497
1,000,000	USD	6/02/2008	Agreement with Lehman Brothers, Inc., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	31,360
300,000	USD	8/01/2008	Agreement with Morgan Stanley & Co., dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	9,408
9	USD	10/08/2008	Agreement with Goldman Sachs & Co., dated 2/06/2008 to pay monthly the return on the USD-LIBOR-BBA times the notional amount and to receive the total return on the MSCI Belgium Index.	3,998
290,000	USD	3/01/2009	Agreement with Goldman Sachs & Co., dated 3/07/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	9,562
1,535,000	RUB	4/19/2011	Agreement with Deutsche Bank, dated 4/28/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscow Region bond.	7,134
13,700,000	NGN	2/24/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	8,935

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
132,179	BRL	8/02/2010	Agreement with Morgan Stanley & Co., dated	$21,632
			7/18/2007 where by the fund makes an up front
			payment and receives periodic payments and the
			redemption proceeds based on Frigorifico
			Margen Ltd.
420,000	USD	2/22/2011	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(5,452)
420,000	USD	8/20/2012	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(12,583)
540,000	USD	1/20/2009	Agreement with Credit Suisse Securities LLC, dated 1/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on NJSC Naftogaz of Ukraine.	(4,817)
7,620,000	RUB	6/22/2010	Agreement with Credit Suisse Securities LLC, dated 9/14/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	13,411
765,000	UAH	4/19/2010	Agreement with Credit Suisse Securities LLC, dated 4/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Boryspil Airport bonds.	(14,947)
2,318,000,000	VND	1/19/2017	Agreement with Credit Suisse Securities LLC, dated 2/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam bonds.	(40,378)
5,800,000,000	VND	4/13/2017	Agreement with Deutsche Bank, dated 4/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam Shipping Industry Group.	(83,483)
16,800,000	RUB	6/24/2012	Agreement with Credit Suisse Securities LLC, dated 7/03/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscoblgaz-Finans.	23,985
1,307,755	MXN	1/05/2011	Agreement with Deutsche Bank, dated 7/14/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	8,572
18,645,000	RUB	2/21/2012	Agreement with Credit Suisse Securities LLC, dated 3/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Orengurgskaya IAHK bonds.	22,300
582,603	USD	2/09/2012	Agreement with Deutsche Bank, dated 2/01/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	81,215

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
5,110	EUR	10/07/2008	Agreement with Morgan Stanley & Co., dated	$9,555
			1/15/2008 to pay the monthly return on the 3 month
			EURIBOR-BBA times the notional amount and to
			receive the total return on a custom basket EUR
			equities.
420,000	USD	8/18/2010	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(3,440)
420,000	USD	2/21/2012	Agreement with Deutsche Bank, dated 8/30/2005 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(9,971)
235,000	USD	2/20/2011	Agreement with Deutsche Bank, dated 2/16/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Peru.	5,553
1,997,060	MXN	1/05/2011	Agreement with Deutsche Bank, dated 6/19/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	10,436
9,520,000	RUB	3/26/2009	Agreement with Credit Suisse Securities LLC, dated 3/29/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	18,861
13,000,000	RUB	10/04/2008	Agreement with Merrill Lynch International, dated 4/04/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ensorte Enterprises Ltd.	37,947
5,420,829	RUB	6/30/2012	Agreement with Morgan Stanley & Co., dated 3/30/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Red Arrow International Leasing Public Ltd. Co.	32,675
69,000,000	KZT	5/30/2008	Agreement with Morgan Stanley & Co., dated 8/16/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Kazakhstan.	(9,770)
11,520,000	RUB	8/06/2009	Agreement with Credit Suisse Securities LLC, dated 2/06/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	35,886
16,395,407	RUB	8/15/2034	Agreement with Morgan Stanley & Co., dated 1/05/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on EM Whole Loan SA.	684
11,760,000	RUB	10/29/2009	Agreement with Credit Suisse Securities LLC, dated 2/01/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	44,349

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
2,600,000,000	IDR	9/16/2011	Agreement with Deutsche Bank, dated 5/18/2006	$(28,719)
			where by the fund makes an up front payment and
			receives periodic payments and the redemption
			proceeds based on the Republic of Indonesia.
707,717	USD	5/30/2012	Agreement with Citigroup, dated 5/31/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Renins Nonlife Ltd.	(43,053)
287,000,000	COP	9/12/2014	Agreement with Deutsche Bank, dated 7/6/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Colombia.	44,189
11,850,000	RUB	1/22/2009	Agreement with Deutsche Bank, dated 6/19/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways.	50,014
18,000,000	RUB	10/10/2009	Agreement with Deutsche Bank, dated 12/22/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Rosselkhozbank.	25,920
6,900,000	RUB	1/22/2009	Agreement with Credit Suisse Securities LLC, dated 12/21/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways bonds.	24,833
776,260	USD	2/09/2012	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	107,357
1,600,000	USD	5/01/2009	Agreement with Lehman Brothers, Inc., dated 5/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	0
18,000,000	NGN	1/27/2009	Agreement with Deutsche Bank, dated 3/24/2006 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	6,473
1,020,000	USD	8/01/2008	Agreement with Goldman Sachs & Co., dated 1/15/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	31,577
1,938,000	USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/07/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	61,479
1,000,000	USD	6/02/2008	Agreement with Lehman Brothers, Inc., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	31,360

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
1,900,000	USD	8/01/2008	Agreement with Lehman Brothers, Inc., dated	$59,049
			1/15/2008 to receive the monthly payment based
			on the spread of the Lehman Brothers CMBS AAA
			8.5 Index times the notional amount if positive and
			to pay the absolute value of the spread if negative.
900,000	USD	6/02/2008	Agreement with Morgan Stanley & Co., dated 12/04/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	28,224
1,430,000	USD	8/01/2008	Agreement with Citigroup, dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	44,500
1,120,000	USD	8/01/2008	Agreement with Morgan Stanley & Co., dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	37,154
1,100,000	USD	8/01/2008	Agreement with Lehman Brothers, Inc., dated 3/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	34,364
500,000	USD	5/01/2008	Agreement with UBS AG, dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	15,600
37	USD	10/06/2008	Agreement with Goldman Sachs & Co., dated 1/03/2007 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return the NDDUBE Index.	16,436
2,590	USD	9/15/2008	Agreement with Deutsche Bank, dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.20% times the notional amount and to receive the total return on a custom basket U.S. Equities.	27,670
1,000,000	USD	3/01/2009	Agreement with Goldman Sachs & Co., dated 2/22/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	31,360
1,800,000	USD	2/02/2009	Agreement with Citigroup, dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	63,644
400,000	USD	5/01/2008	Agreement with Lehman Brothers, Inc., dated 11/06/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	12,464

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
2,000,000	USD	6/02/2008	Agreement with Lehman Brothers, Inc., dated	$62,036
			12/03/2007 to receive the monthly payment based
			on the spread of the Lehman Brothers CMBS AAA
			8.5 Index times the notional amount if positive and
			to pay the absolute value of the spread if negative.
3,300,000	USD	3/01/2009	Agreement with Morgan Stanley & Co., dated 2/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	116,680
66,499	GBP	5/02/2008	Agreement with Citigroup, dated 1/10/2008 to pay the monthly return on the 1 month GBP-LIBOR + 0.35% times the notional amount and to receive the total return on a custom basket UK equities.	15,132
45,964	USD	3/09/2009	Agreement with Goldman Sachs & Co., dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.30% times the notional amount and to receive the total return on a custom basket U.S. Equities.	127,321
290,000	USD	3/01/2009	Agreement with Lehman Brothers, Inc., dated 3/07/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	9,561
				$51,713
Balanced Fund
Credit Default Swaps
200,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated	$(610)
			12/15/2005 to pay 0.55% times the notional amount.
			The Fund receives payment only upon a default
			event of Cox Communications, Inc. Note.
68,750	USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	5,955
50,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund make payment only upon a default event of Goldman Sachs & Co.	(1,519)
160,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	6,303
50,000	USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007, to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	3,469
180,000	USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	8,060

Notes to Financial Statements (Continued)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
180,000	USD	9/20/2014	Agreement with Bank of America, dated	$20,747
			11/11/2006 to pay 0.28% times the notional amount.
			The Fund receives payment only upon a default
			event of Washington Mutual, Inc.
171,500	USD	9/20/2012	Agreement with JP Morgan Chase, dated 8/21/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	(2,951)
50,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Notes.	282
140,000	USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(2,306)
50,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(216)
50,000	USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/15/2008 to pay 2.15% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(1,974)
250,000	USD	6/20/2013	Agreement with Barclays Bank PLC, dated 3/21/2008 to pay 1.55% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.10.	(4,016)
Interest Rate Swaps
18,750,000	USD	10/28/2010	Agreement with Goldman Sachs & Co., dated 10/28/2008 to receive the notional amount times 3.013% and to pay the notional amount times the three month USD LIBOR.	(131,730)
2,250,000	USD	10/28/2038	Agreement with Goldman Sachs & Co., dated 10/28/2008 to pay the notional amount times 4.840% and to receive the notional amount times the three month USD LIBOR.	16,463
5,000,000	USD	4/07/2014	Agreement with JP Morgan Chase, dated 10/03/2008 to pay the notional amount times a rate to be determined on 10/03/2008 and to receive the notional amount times the three month USD LIBOR.	292
				$(83,751)

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan Renminbi
COP - Colombian Peso
CZK - Czech Koruna
EGP - Egyptian Pound
EUR - Euro

Notes to Financial Statements (Continued)

GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
MXN - Mexican Peso
NGN - Nigeria Naira
NOK - Norwegian Krone
NZD - New Zealand Dollar
RON - New Romanian Lev
RUB - Russian Ruble
SEK - Swedish Kronor
SGD - Singapore Dollar
TRY - New Turkish Lira
TWD - Taiwan New Dollar
UAH - Ukraine Hryrnia
USD - United States Dollar
VND - Vietnam Dong

Structured Notes  The Funds may buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Inflation-Indexed
Bonds  The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

Notes to Financial Statements (Continued)

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Allocation of
Operating Activity  In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign
Securities  The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted
Securities  Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at April 30, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund's Net Asset
Short-Duration Bond Fund	$550,000	$506,000	0.1%
Core Bond Fund	1,250,000	1,150,000	0.1%
Diversified Bond Fund	750,000	690,000	0.2%
Strategic Income Fund	158,262	163,637	0.0%
International Equity Fund	9,896,712	11,073,471	1.0%

3.  Management
Fees and Other
Transactions

Investment
Management Fees  Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment

Notes to Financial Statements (Continued)

management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected Bond Fund	0.48%
Core Bond Fund	0.48%
Diversified Bond Fund	0.50%
Strategic Income Fund	0.55%
High Yield Fund	0.50%
International Bond Fund	0.60%
Balanced Fund	0.48%
Value Fund	0.50%
Core Value Equity Fund	0.50%
Enhanced Index Value Fund	0.50%
Enhanced Index Core Equity Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Core Growth Fund	0.55%
Enhanced Index Growth Fund	0.50%
Discovery Value Fund	0.80%
Small Capitalization Value Fund	0.70%
Main Street Small Cap Fund	0.58%
Small Company Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85%
Focused International Fund	0.90%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital") pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected Bond Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: Fixed income portion	0.09%
Balanced Fund: Equity portion*	0.30% on the first $50 million,
0.25% on the next $50 million,
0.20% on any excess over $100 million
Core Value Equity Fund: Portion managed by Babson Capital*	0.30% on the first $50 million,
0.25% on the next $50 million,
0.20% on any excess over $100 million
Enhanced Index Value Fund*	0.30% on the first $50 million,
0.25% on the next $50 million,
0.20% on any excess over $100 million
Enhanced Index Core Equity Fund*	0.30% on the first $50 million,
0.25% on the next $50 million,
0.20% on any excess over $100 million
Enhanced Index Growth Fund*	0.30% on the first $50 million,
0.25% on the next $50 million,
0.20% on any excess over $100 million

*  Sub-advisory fee based on Aggregate Assets. For purposes of these sub-advisory agreements, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI") on behalf of certain funds. These agreements provide that OFI

Notes to Financial Statements (Continued)

manage the investment and reinvestment of the assets of these funds. OFI received a fee based upon each Fund's average daily net assets at the following annual rates:

Capital Appreciation Fund	0.42% on the first $700 million,
0.25% on any excess over $700 million
Global Fund	0.50% of the first $750 million,
0.28% on the next $50 million,
0.25% on any excess over $800 million

MassMutual has entered into investment sub-advisory agreements with OFI Institutional Asset Management, Inc. ("OFI Institutional"), a wholly-owned subsidiary of OFI, on behalf of certain funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these funds. OFI Institutional received a fee based upon each Fund's average daily net assets at the following annual rates:

Strategic Income Fund	0.35% on the first $250 million,
0.32% on the next $50 million,
0.30% on the next $50 million,
0.25% on any excess over $350 million
Value Fund	0.23%
Core Value Equity Fund: Portion managed by OFI Institutional	0.23%
Main Street Fund	0.33% on the first $1 billion,
0.30% on any excess over $1 billion
Core Growth Fund	0.23%
Discovery Value Fund	0.40%
Small Capitalization Value Fund	0.40%
Main Street Small Cap Fund	0.40%
Small Company Opportunities Fund	0.40% on the first $1 billion
0.30% on any excess over $1 billion
International Equity Fund	0.50%

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary Baring International Investment Limited ("Baring") on behalf of certain funds. These agreements provide that Baring manage the investment and reinvestment of the assets of these funds. Baring received a fee based upon each Fund's average daily net assets at the following rates:

International Bond Fund	0.30%
Focused International Fund	0.55%

MassMutual has entered into an investment sub-advisory agreement with AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. ("AXA Financial") together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. The sub-advisory agreement with AllianceBernstein provides that AllianceBernstein manage a portion of the investment and reinvestment of the assets of the Core Value Equity Fund. MassMutual pays a sub-advisory fee to AllianceBernstein based upon the aggregate net assets under management which include (1) the average daily net asset value of the portion of the assets of the Core Value Equity Fund that AllianceBernstein manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which AllianceBernstein provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

Notes to Financial Statements (Continued)

Administration Fees  Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Funds at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected Bond Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
International Bond Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Core Value Equity Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Core Growth Fund	0.3571%	0.3571%	0.2071%	0.1571%	0.4071%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Discovery Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Main Street Small Cap Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%

Distribution and
Service Fees  MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. The Distributor is a majority owned subsidiary of MassMutual. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Notes to Financial Statements (Continued)

Expense Caps
and Waivers  MassMutual agreed to cap the fees and expenses of the following Funds through March 1, 2009 unless otherwise noted, as follows:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund*	0.7700%	0.5200%	0.5500%	0.4500%	N/A
Short-Duration Bond Fund*	0.9200%	0.6700%	0.5900%	0.5400%	1.2200%
Core Bond Fund*	0.9600%	0.7100%	0.6400%	0.5900%	1.2800%
Diversified Bond Fund*	0.9900%	0.7500%	0.7400%	0.6900%	1.2900%
Strategic Income Fund	1.1600%	0.8900%	0.7600%	0.7100%	1.3800%
International Bond Fund	1.2000%	0.9500%	0.8000%	0.7500%	1.5000%
Balanced Fund*	1.1600%	0.9100%	0.7600%	0.6000%	1.4700%
Core Value Equity Fund	1.1000%	0.8200%	0.7000%	0.6000%	1.4000%
Enhanced Index Value Fund*	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Enhanced Index Core Equity Fund	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Main Street Fund	1.1600%	0.9100%	0.7600%	0.7100%	1.4600%
Capital Appreciation Fund	1.0900%	0.9700%	0.8200%	0.7100%	1.4600%
Core Growth Fund	1.2000%	0.9500%	0.8000%	0.7500%	1.5000%
Enhanced Index Growth Fund*	1.0544%	0.8044%	0.6544%	0.6044%	1.3544%
Discovery Value Fund	1.4000%	1.1500%	1.0000%	0.9300%	1.7000%
Small Capitalization Value Fund*	1.3000%	1.0500%	0.9000%	0.8500%	1.6000%
Main Street Small Cap Fund	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Small Company Opportunities Fund	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Global Fund	1.4300%	1.1400%	1.0300%	0.8900%	1.5200%
International Equity Fund*	1.5200%	1.2700%	1.1200%	1.0900%	1.8200%
Focused International Fund	1.5800%	1.3300%	1.1800%	1.1500%	1.8800%

*  Expense caps in effect through February 29, 2008.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

MassMutual has agreed to voluntarily waive, through March 1, 2009, administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund. MassMutual also agreed to voluntarily waive 0.10% of the administration fees for Classes A and N of the Inflation-Protected Bond Fund. Effective March 1, 2008 MassMutual has agreed to voluntarily waive, through March 1, 2009, 0.02% of the administration fees for Classes A, L, Y, S and N of the Balanced Fund.

Deferred
Compensation  Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other assets. For the period ended April 30, 2008, no significant amounts have been deferred.

Other  Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

Notes to Financial Statements (Continued)

The following table shows beneficial ownership of Funds' shares by affiliated parties as of April 30, 2008:

Total % Ownership by Related Party
Money Market Fund	79.7%
Short-Duration Bond Fund	80.3%
Inflation-Protected Bond Fund	57.5%
Core Bond Fund	86.2%
Diversified Bond Fund	67.4%
Strategic Income Fund	96.1%
High Yield Fund	83.9%
International Bond Fund	41.8%
Balanced Fund	97.2%
Value Fund	94.7%
Core Value Equity Fund	100.0%
Enhanced Index Value Fund	64.8%
Total % Ownership by Related Party
Enhanced Index Core Equity Fund	79.1%
Main Street Fund	96.9%
Capital Appreciation Fund	93.3%
Core Growth Fund	97.4%
Enhanced Index Growth Fund	50.7%
Discovery Value Fund	69.1%
Small Capitalization Value Fund	94.7%
Main Street Small Cap Fund	44.2%
Small Company Opportunities Fund	96.7%
Global Fund	96.1%
International Equity Fund	90.2%
Focused International Fund	73.9%

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended April 30, 2008, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$145,718,471	$40,462,721	$153,778,678	$23,575,378
Inflation-Protected Bond Fund	12,296,851	-	75,948,148	-
Core Bond Fund	1,704,275,655	159,602,583	1,820,029,963	125,781,716
Diversified Bond Fund	544,475,354	70,532,033	597,819,236	66,140,022
Strategic Income Fund	94,276,895	192,411,447	132,876,424	74,409,730
High Yield Fund	-	86,271,987	-	78,344,903
International Bond Fund	-	36,738,075	-	1,650,519
Balanced Fund	42,021,186	112,631,880	43,893,754	104,063,783
Value Fund	-	303,098,438	-	353,703,919
Core Value Equity Fund	-	19,324,150	-	5,014,974
Enhanced Index Value Fund	-	336,446,295	-	372,526,613
Enhanced Index Core Equity Fund	-	34,367,867	-	42,480,223
Main Street Fund	-	181,889,123	-	207,888,878
Capital Appreciation Fund	-	456,382,803	-	413,715,795
Core Growth Fund	-	15,245,831	-	69,576,074
Enhanced Index Growth Fund	-	193,686,781	-	225,136,522
Discovery Value Fund	-	44,725,716	-	26,894,016
Small Capitalization Value Fund	-	8,378,599	-	40,628,805
Main Street Small Cap Fund	-	103,778,716	-	60,123,733
Small Company Opportunities Fund	-	148,430,386	-	200,283,196
Global Fund	-	33,678,550	-	102,316,928
International Equity Fund	-	85,786,556	-	193,344,688
Focused International Fund	-	84,508,780	-	46,897,583

Notes to Financial Statements (Continued)

5.  Capital Share Transactions
   Changes in shares outstanding for each Fund were as follows:

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Money Market Fund Class A
Sold	218,117,625	$218,117,625	1,748,109,294	$1,748,109,294
Issued as reinvestment of dividends	4,028,752	4,028,752	11,322,416	11,322,591
Redeemed	(227,121,630)	(227,121,630)	(1,666,153,177)	(1,666,153,175)
Net increase (decrease)	(4,975,253)	$(4,975,253)	93,278,533	$93,278,710
Money Market Fund Class L
Sold	76,549,039	$76,549,040	418,824,638	$418,824,637
Issued as reinvestment of dividends	1,470,291	1,470,290	4,332,005	4,332,005
Redeemed	(62,795,571)	(62,795,571)	(419,564,392)	(419,564,392)
Net increase (decrease)	15,223,759	$15,223,759	3,592,251	$3,592,250
Money Market Fund Class Y
Sold	286,173,636	$286,173,644	1,083,112,117	$1,083,112,117
Issued as reinvestment of dividends	3,207,869	3,207,861	8,667,695	8,667,695
Redeemed	(285,944,390)	(285,944,390)	(989,403,078)	(989,403,074)
Net increase (decrease)	3,437,115	$3,437,115	102,376,734	$102,376,738
Money Market Fund Class S
Sold	235,291,549	$235,291,550	713,344,139	$713,344,139
Issued as reinvestment of dividends	4,316,651	4,316,650	12,344,169	12,344,169
Redeemed	(209,833,244)	(209,833,244)	(716,159,690)	(716,159,690)
Net increase (decrease)	29,774,956	$29,774,956	9,528,618	$9,528,618
Short-Duration Bond Fund Class A
Sold	1,024,521	$10,381,122	2,110,501	$21,308,464
Issued as reinvestment of dividends	349,767	3,448,700	308,187	3,051,054
Redeemed	(680,311)	(6,825,499)	(3,351,063)	(33,782,843)
Net increase (decrease)	693,977	$7,004,323	(932,375)	$(9,423,325)
Short-Duration Bond Fund Class L
Sold	3,662,369	$36,788,877	5,133,336	$52,092,298
Issued as reinvestment of dividends	943,914	9,316,431	676,519	6,704,299
Redeemed	(6,481,235)	(65,102,981)	(6,011,928)	(61,305,069)
Net increase (decrease)	(1,874,952)	$(18,997,673)	(202,073)	$(2,508,472)
Short-Duration Bond Fund Class Y
Sold	596,928	$6,022,260	6,908,899	$69,995,243
Issued as reinvestment of dividends	269,136	2,669,831	374,841	3,725,918
Redeemed	(1,829,833)	(18,621,298)	(9,802,924)	(99,770,720)
Net increase (decrease)	(963,769)	$(9,929,207)	(2,519,184)	$(26,049,559)
Short-Duration Bond Fund Class S
Sold	2,901,725	$29,380,091	6,431,615	$66,145,932
Issued as reinvestment of dividends	965,044	9,621,489	898,875	8,988,755
Redeemed	(5,341,520)	(54,890,057)	(6,417,790)	(65,588,688)
Net increase (decrease)	(1,474,751)	$(15,888,477)	912,700	$9,545,999
Short-Duration Bond Fund Class N
Sold	17,243	$172,945	378,570	$3,807,985
Issued as reinvestment of dividends	20,763	203,897	4	43
Redeemed	(231)	(2,294)	-	-
Net increase (decrease)	37,775	$374,548	378,574	$3,808,028
Inflation-Protected Bond Fund Class A
Sold	670,185	$7,079,637	1,244,406	$12,409,327
Issued as reinvestment of dividends	156,217	1,574,667	72,341	708,223
Redeemed	(360,115)	(3,795,484)	(463,578)	(4,616,764)
Net increase (decrease)	466,287	$4,858,820	853,169	$8,500,786
Inflation-Protected Bond Fund Class L
Sold	517,996	$5,533,117	6,175,140	$60,691,759
Issued as reinvestment of dividends	303,726	3,085,856	18,231	179,760
Redeemed	(1,977,950)	(21,241,983)	(658,500)	(6,655,588)
Net increase (decrease)	(1,156,228)	$(12,623,010)	5,534,871	$54,215,931

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Inflation-Protected Bond Fund Class Y
Sold	1,392,821	$14,987,629	1,373,306	$13,771,513
Issued as reinvestment of dividends	392,717	3,997,854	308,662	3,046,491
Redeemed	(1,122,271)	(12,001,641)	(3,195,422)	(31,959,774)
Net increase (decrease)	663,267	$6,983,842	(1,513,454)	$(15,141,770)
Inflation-Protected Bond Fund Class S
Sold	2,093,833	$22,428,865	4,741,463	$47,977,642
Issued as reinvestment of dividends	833,373	8,492,070	781,958	7,725,749
Redeemed	(7,228,366)	(77,802,464)	(6,007,694)	(60,476,023)
Net increase (decrease)	(4,301,160)	$(46,881,529)	(484,273)	$(4,772,632)
Inflation-Protected Bond Fund Class N
Sold	110	$1,175	8,652	$85,292
Issued as reinvestment of dividends	614	6,234	350	3,450
Redeemed	(2,174)	(23,016)	(7,273)	(71,347)
Net increase (decrease)	(1,450)	$(15,607)	1,729	$17,395
Core Bond Fund Class A
Sold	3,047,146	$32,702,439	4,794,705	$51,304,930
Issued as reinvestment of dividends	927,006	9,696,478	810,939	8,522,974
Redeemed	(2,340,193)	(25,065,486)	(8,900,457)	(94,968,961)
Net increase (decrease)	1,633,959	$17,333,431	(3,294,813)	$(35,141,057)
Core Bond Fund Class L
Sold	6,069,764	$64,999,959	12,836,189	$138,083,991
Issued as reinvestment of dividends	1,858,165	19,529,318	1,653,975	17,465,981
Redeemed	(11,840,140)	(127,584,864)	(19,911,013)	(214,079,747)
Net increase (decrease)	(3,912,211)	$(43,055,587)	(5,420,849)	$(58,529,775)
Core Bond Fund Class Y
Sold	2,209,874	$23,950,991	7,994,608	$86,010,312
Issued as reinvestment of dividends	1,057,007	11,140,856	951,779	10,079,342
Redeemed	(2,585,195)	(27,854,585)	(10,061,335)	(108,111,848)
Net increase (decrease)	681,686	$7,237,262	(1,114,948)	$(12,022,194)
Core Bond Fund Class S
Sold	10,386,623	$113,062,953	21,958,883	$238,111,236
Issued as reinvestment of dividends	3,590,424	38,058,499	3,635,292	38,715,861
Redeemed	(14,338,096)	(159,299,310)	(33,645,895)	(363,937,576)
Net increase (decrease)	(361,049)	$(8,177,858)	(8,051,720)	$(87,110,479)
Core Bond Fund Class N
Sold	9,695	$102,185	363,462	$3,865,052
Issued as reinvestment of dividends	21,020	218,817	1,033	10,837
Redeemed	(387,682)	(4,105,056)	(11,112)	(117,306)
Net increase (decrease)	(356,967)	$(3,784,054)	353,383	$3,758,583
Diversified Bond Fund Class A
Sold	1,286,833	$13,644,803	2,387,583	$25,533,805
Issued as reinvestment of dividends	239,724	2,504,062	138,637	1,455,684
Redeemed	(968,773)	(10,234,177)	(1,636,709)	(17,400,985)
Net increase (decrease)	557,784	$5,914,688	889,511	$9,588,504
Diversified Bond Fund Class L
Sold	2,248,797	$23,720,907	6,081,550	$64,862,776
Issued as reinvestment of dividends	1,021,693	10,600,550	903,796	9,426,596
Redeemed	(4,855,874)	(51,811,364)	(11,349,594)	(120,955,064)
Net increase (decrease)	(1,585,384)	$(17,489,907)	(4,364,248)	$(46,665,692)
Diversified Bond Fund Class Y
Sold	264,191	$2,799,292	4,592,123	$48,650,137
Issued as reinvestment of dividends	171,265	1,785,593	48,038	503,437
Redeemed	(2,321,818)	(25,601,072)	(975,439)	(10,404,657)
Net increase (decrease)	(1,886,362)	$(21,016,187)	3,664,722	$38,748,917

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class S
Sold	3,462,826	$36,641,139	5,495,583	$58,788,517
Issued as reinvestment of dividends	975,214	10,206,131	676,434	7,109,321
Redeemed	(5,962,017)	(65,189,111)	(6,080,276)	(65,426,308)
Net increase (decrease)	(1,523,977)	$(18,341,841)	91,741	$471,530
Diversified Bond Fund Class N
Sold	25,523	$268,038	48,240	$507,201
Issued as reinvestment of dividends	8,393	86,831	4,663	48,546
Redeemed	(9,378)	(99,359)	(19,962)	(210,762)
Net increase (decrease)	24,538	$255,510	32,941	$344,985
Strategic Income Fund Class A
Sold	1,094,927	$11,641,366	1,968,645	$20,456,512
Issued as reinvestment of dividends	209,632	2,161,980	60,577	611,826
Redeemed	(491,018)	(5,207,079)	(447,160)	(4,655,626)
Net increase (decrease)	813,541	$8,596,267	1,582,062	$16,412,712
Strategic Income Fund Class L
Sold	6,039,788	$64,216,697	14,097,548	$146,606,275
Issued as reinvestment of dividends	1,774,918	18,473,989	743,784	7,564,286
Redeemed	(3,617,401)	(38,728,032)	(7,961,919)	(83,582,165)
Net increase (decrease)	4,197,305	$43,962,654	6,879,413	$70,588,396
Strategic Income Fund Class Y
Sold	693,481	$7,631,853	719,524	$7,590,795
Issued as reinvestment of dividends	114,927	1,196,157	21,546	219,339
Redeemed	(532,719)	(5,628,454)	(214,809)	(2,259,830)
Net increase (decrease)	275,689	$3,199,556	526,261	$5,550,304
Strategic Income Fund Class S
Sold	3,224,793	$34,458,512	6,391,835	$67,206,754
Issued as reinvestment of dividends	338,675	3,521,227	131,720	1,338,271
Redeemed	(5,207,096)	(55,891,648)	(645,131)	(6,844,779)
Net increase (decrease)	(1,643,628)	$(17,911,909)	5,878,424	$61,700,246
Strategic Income Fund Class N
Sold	32,022	$336,249	80,021	$841,082
Issued as reinvestment of dividends	2,628	27,304	1,327	13,467
Redeemed	(8,362)	(88,395)	(74,204)	(782,595)
Net increase (decrease)	26,288	$275,158	7,144	$71,954
High Yield Fund Class A
Sold	555,204	$5,466,401	1,951,823	$21,081,272
Issued as reinvestment of dividends	249,879	2,435,098	102,129	1,069,289
Redeemed	(609,763)	(5,913,478)	(565,756)	(6,115,127)
Net increase (decrease)	195,320	$1,988,021	1,488,196	$16,035,434
High Yield Fund Class L
Sold	47,405	$466,119	328,987	$3,560,346
Issued as reinvestment of dividends	38,894	380,203	18,227	191,200
Redeemed	(111,393)	(1,099,287)	(108,682)	(1,179,763)
Net increase (decrease)	(25,094)	$(252,965)	238,532	$2,571,783
High Yield Fund Class Y
Sold	751,556	$7,311,756	4,159,474	$45,447,805
Issued as reinvestment of dividends	793,517	7,788,621	529,541	5,576,071
Redeemed	(1,316,453)	(12,829,197)	(2,362,454)	(25,435,521)
Net increase (decrease)	228,620	$2,271,180	2,326,561	$25,588,355
High Yield Fund Class S
Sold	1,492,114	$14,267,988	2,233,785	$23,992,193
Issued as reinvestment of dividends	419,666	4,114,766	199,871	2,102,639
Redeemed	(1,558,006)	(15,039,028)	(559,169)	(6,051,845)
Net increase (decrease)	353,774	$3,343,726	1,874,487	$20,042,987

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
High Yield Fund Class N
Sold	30,910	$323,165	70,610	$760,673
Issued as reinvestment of dividends	15,235	148,777	11,101	116,448
Redeemed	(127,450)	(1,205,426)	(83,220)	(899,375)
Net increase (decrease)	(81,305)	$(733,484)	(1,509)	$(22,254)
International Bond Fund Class A*
Sold	10,686	$107,505
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,686	$107,505
International Bond Fund Class L*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
International Bond Fund Class Y*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
International Bond Fund Class S*
Sold	3,807,754	$39,583,755
Issued as reinvestment of dividends	-	-
Redeemed	(260,952)	(2,846,781)
Net increase (decrease)	3,546,802	$36,736,974
International Bond Fund Class N*
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
Balanced Fund Class A
Sold	171,648	$1,759,277	486,135	$5,139,750
Issued as reinvestment of dividends	39,913	416,970	20,961	216,529
Redeemed	(196,919)	(2,014,427)	(369,532)	(3,907,253)
Net increase (decrease)	14,642	$161,820	137,564	$1,449,026
Balanced Fund Class L
Sold	10,174	$102,753	20,961	$223,755
Issued as reinvestment of dividends	9,145	96,655	4,997	52,167
Redeemed	(17,018)	(170,137)	(20,715)	(220,139)
Net increase (decrease)	2,301	$29,271	5,243	$55,783
Balanced Fund Class Y
Sold	18,583	$193,988	47,452	$529,783
Issued as reinvestment of dividends	9,511	103,759	5,009	53,948
Redeemed	(10,626)	(112,375)	(25,084)	(279,448)
Net increase (decrease)	17,468	$185,372	27,377	$304,283
Balanced Fund Class S
Sold	278,195	$2,877,573	2,321,543	$24,787,880
Issued as reinvestment of dividends	719,722	7,607,963	513,133	5,362,244
Redeemed	(1,418,743)	(14,532,666)	(6,579,531)	(70,542,485)
Net increase (decrease)	(420,826)	$(4,047,130)	(3,744,855)	$(40,392,361)
Balanced Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	4	1	2
Redeemed	-	-	(16)	(164)
Net increase (decrease)	-	$4	(15)	$(162)

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Value Fund Class A
Sold	134,833	$2,282,224	453,183	$8,786,302
Issued as reinvestment of dividends	179,792	3,142,533	75,675	1,383,335
Redeemed	(217,630)	(3,620,449)	(474,997)	(9,293,918)
Net increase (decrease)	96,995	$1,804,308	53,861	$875,719
Value Fund Class L
Sold	310,491	$5,165,269	1,234,851	$24,337,050
Issued as reinvestment of dividends	496,360	8,710,846	253,597	4,645,904
Redeemed	(713,305)	(12,334,240)	(1,821,361)	(35,773,582)
Net increase (decrease)	93,546	$1,541,875	(332,913)	$(6,790,628)
Value Fund Class Y
Sold	13,684	$223,643	64,104	$1,259,336
Issued as reinvestment of dividends	28,479	499,809	12,498	228,848
Redeemed	(44,309)	(726,583)	(46,090)	(916,175)
Net increase (decrease)	(2,146)	$(3,131)	30,512	$572,009
Value Fund Class S
Sold	296,031	$5,109,635	1,845,364	$34,969,346
Issued as reinvestment of dividends	2,561,020	44,978,373	1,256,591	23,008,180
Redeemed	(2,769,589)	(46,473,003)	(4,123,991)	(81,820,600)
Net increase (decrease)	87,462	$3,615,005	(1,022,036)	$(23,843,074)
Value Fund Class N
Sold	11,427	$175,807	1,262	$24,144
Issued as reinvestment of dividends	234	4,075	2,301	41,930
Redeemed	(6,705)	(103,551)	(37,918)	(734,119)
Net increase (decrease)	4,956	$76,331	(34,355)	$(668,045)
Core Value Equity Fund Class A*
Sold	10,000	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,000	$100,000
Core Value Equity Fund Class L*
Sold	10,000	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,000	$100,000
Core Value Equity Fund Class Y*
Sold	10,000	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,000	$100,000
Core Value Equity Fund Class S*
Sold	1,460,000	$14,600,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	1,460,000	$14,600,000
Core Value Equity Fund Class N*
Sold	10,000	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,000	$100,000
Enhanced Index Value Fund Class A
Sold	352,009	$4,300,261	1,070,283	$14,613,234
Issued - merger	-	-	353,027	4,464,487
Issued as reinvestment of dividends	5,362	65,468	81,389	1,058,719
Redeemed	(246,088)	(2,932,028)	(418,372)	(5,651,445)
Net increase (decrease)	111,283	$1,433,701	1,086,327	$14,484,995

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Enhanced Index Value Fund Class L
Sold	1,300,792	$15,358,892	8,487,545	$115,637,868
Issued - merger	-	-	38,011	703,075
Issued as reinvestment of dividends	39,783	487,734	521,158	6,756,183
Redeemed	(1,868,523)	(22,018,627)	(1,206,681)	(16,494,022)
Net increase (decrease)	(527,948)	$(6,172,001)	7,840,033	$106,603,104
Enhanced Index Value Fund Class Y
Sold	869,288	$10,502,260	4,592,577	$63,473,794
Issued - merger	-	-	127,576	1,638,270
Issued as reinvestment of dividends	47,979	589,661	1,046,230	13,751,526
Redeemed	(4,313,883)	(51,585,126)	(1,904,654)	(25,912,467)
Net increase (decrease)	(3,396,616)	$(40,493,205)	3,861,729	$52,951,123
Enhanced Index Value Fund Class S
Sold	2,954,649	$36,085,630	10,917,225	$149,824,125
Issued - merger	-	-	11,169,165	141,623,524
Issued as reinvestment of dividends	112,197	1,386,749	749,970	9,850,683
Redeemed	(2,741,301)	(32,659,928)	(1,247,130)	(16,975,131)
Net increase (decrease)	325,545	$4,812,451	21,589,230	$284,323,201
Enhanced Index Value Fund Class N
Sold	1,515	$17,972	27,464	$375,197
Issued - merger	-	-	9,845	120,767
Issued as reinvestment of dividends	43	532	851	11,055
Redeemed	(10,734)	(125,153)	(12,574)	(173,594)
Net increase (decrease)	(9,176)	$(106,649)	25,586	$333,425
Enhanced Index Core Equity Fund Class A
Sold	135,425	$1,732,260	410,968	$5,319,642
Issued as reinvestment of dividends	5,494	70,985	2,039	25,973
Redeemed	(104,859)	(1,267,681)	(113,020)	(1,490,565)
Net increase (decrease)	36,060	$535,564	299,987	$3,855,050
Enhanced Index Core Equity Fund Class L
Sold	6,677	$83,965	90,725	$1,240,831
Issued as reinvestment of dividends	1,514	19,634	454	5,809
Redeemed	(3,807)	(46,838)	(11,543)	(157,319)
Net increase (decrease)	4,384	$56,761	79,636	$1,089,321
Enhanced Index Core Equity Fund Class Y
Sold	83,046	$996,117	1,142,877	$15,000,341
Issued as reinvestment of dividends	47,419	615,022	35,058	448,038
Redeemed	(2,846,288)	(34,550,452)	(258,643)	(3,446,211)
Net increase (decrease)	(2,715,823)	$(32,939,313)	919,292	$12,002,168
Enhanced Index Core Equity Fund Class S
Sold	25,898	$339,619	14,010	$184,000
Issued as reinvestment of dividends	574	7,464	69	885
Redeemed	(6,114)	(74,130)	(2,365)	(32,000)
Net increase (decrease)	20,358	$272,953	11,714	$152,885
Enhanced Index Core Equity Fund Class N
Sold	897	$10,917	40,631	$522,239
Issued as reinvestment of dividends	317	4,098	-	-
Redeemed	(2,870)	(35,387)	(4,705)	(61,560)
Net increase (decrease)	(1,656)	$(20,372)	35,926	$460,679
Main Street Fund Class A
Sold	171,408	$1,660,079	810,607	$9,495,447
Issued as reinvestment of dividends	273,279	2,778,590	72,066	811,458
Redeemed	(288,199)	(2,797,508)	(417,545)	(4,911,394)
Net increase (decrease)	156,488	$1,641,161	465,128	$5,395,511

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Main Street Fund Class L
Sold	175,793	$1,675,757	1,338,341	$15,684,075
Issued as reinvestment of dividends	1,281,469	13,124,568	506,626	5,729,950
Redeemed	(1,204,839)	(12,023,440)	(3,213,577)	(38,077,475)
Net increase (decrease)	252,423	$2,776,885	(1,368,610)	$(16,663,450)
Main Street Fund Class Y
Sold	-	$-	544,676	$6,545,399
Issued as reinvestment of dividends	2	17	33,657	379,319
Redeemed	-	-	(578,332)	(6,872,789)
Net increase (decrease)	2	$17	1	$51,929
Main Street Fund Class S
Sold	462,077	$4,386,577	3,393,343	$39,892,325
Issued as reinvestment of dividends	3,293,024	33,832,594	1,272,290	14,402,330
Redeemed	(2,201,542)	(21,225,519)	(6,384,787)	(75,163,775)
Net increase (decrease)	1,553,559	$16,993,652	(1,719,154)	$(20,869,120)
Main Street Fund Class N
Sold	36,421	$343,817	-	$-
Issued as reinvestment of dividends	2	18	1	6
Redeemed	-	-	-	-
Net increase (decrease)	36,423	$343,835	1	$6
Capital Appreciation Fund Class A
Sold	1,190,384	$14,322,467	6,230,561	$73,690,468
Issued as reinvestment of dividends	584,714	7,349,854	-	-
Redeemed	(2,870,316)	(33,827,142)	(8,026,073)	(94,228,454)
Net increase (decrease)	(1,095,218)	$(12,154,821)	(1,795,512)	$(20,537,986)
Capital Appreciation Fund Class L
Sold	3,061,069	$36,599,548	4,332,666	$51,133,514
Issued as reinvestment of dividends	161,786	2,033,656	-	-
Redeemed	(1,223,883)	(14,274,007)	(852,133)	(9,995,930)
Net increase (decrease)	1,998,972	$24,359,197	3,480,533	$41,137,584
Capital Appreciation Fund Class Y
Sold	498,855	$5,792,874	704,123	$8,367,036
Issued as reinvestment of dividends	88,436	1,115,179	-	-
Redeemed	(1,786,380)	(20,856,498)	(574,785)	(6,891,291)
Net increase (decrease)	(1,199,089)	$(13,948,445)	129,338	$1,475,745
Capital Appreciation Fund Class S
Sold	9,837,525	$122,458,107	11,624,653	$138,257,666
Issued as reinvestment of dividends	1,348,531	17,043,604	-	-
Redeemed	(6,398,072)	(75,477,851)	(8,062,856)	(95,206,375)
Net increase (decrease)	4,787,984	$64,023,860	3,561,797	$43,051,291
Capital Appreciation Fund Class N
Sold	11,160	$128,235	58,796	$704,099
Issued as reinvestment of dividends	2,349	29,192	-	-
Redeemed	(13,778)	(169,776)	(29,390)	(367,068)
Net increase (decrease)	(269)	$(12,349)	29,406	$337,031
Core Growth Fund Class A
Sold	35,328	$357,003	72,335	$735,806
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(47,997)	(492,906)	(9,230)	(93,425)
Net increase (decrease)	(12,669)	$(135,903)	63,105	$642,381
Core Growth Fund Class L
Sold	219,901	$2,153,145	3,290,187	$31,685,992
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(407,545)	(4,095,010)	(1,070,698)	(10,760,465)
Net increase (decrease)	(187,644)	$(1,941,865)	2,219,489	$20,925,527

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Core Growth Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$-
Core Growth Fund Class S
Sold	133,760	$1,419,657	1,708,126	$17,552,684
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,148,761)	(54,760,556)	(4,687,479)	(45,151,227)
Net increase (decrease)	(5,015,001)	$(53,340,899)	(2,979,353)	$(27,598,543)
Core Growth Fund Class N
Sold	178	$1,738	205	$2,053
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(115)	(1,038)	(15)	(150)
Net increase (decrease)	63	$700	190	$1,903
Enhanced Index Growth Fund Class A
Sold	129,206	$1,268,046	358,855	$3,527,129
Issued as reinvestment of dividends	14,320	144,765	295	2,754
Redeemed	(96,523)	(933,755)	(115,580)	(1,158,282)
Net increase (decrease)	47,003	$479,056	243,570	$2,371,601
Enhanced Index Growth Fund Class L
Sold	1,992,621	$19,379,939	8,568,543	$83,765,480
Issued as reinvestment of dividends	341,322	3,465,116	3,201	29,926
Redeemed	(1,695,631)	(15,990,030)	(900,212)	(8,916,238)
Net increase (decrease)	638,312	$6,855,025	7,671,532	$74,879,168
Enhanced Index Growth Fund Class Y
Sold	1,786,958	$17,702,013	4,152,650	$41,757,146
Issued as reinvestment of dividends	254,090	2,585,536	24,984	234,096
Redeemed	(4,236,567)	(42,898,397)	(683,788)	(6,791,923)
Net increase (decrease)	(2,195,519)	$(22,610,848)	3,493,846	$35,199,319
Enhanced Index Growth Fund Class S
Sold	5,552,037	$55,328,402	13,649,826	$132,995,228
Issued as reinvestment of dividends	603,112	6,127,398	5,884	55,016
Redeemed	(7,218,688)	(71,608,984)	(716,362)	(6,882,475)
Net increase (decrease)	(1,063,539)	$(10,153,184)	12,939,348	$126,167,769
Enhanced Index Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	- **	4	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$4	-	$-
Discovery Value Fund Class A
Sold	922,577	$10,491,370	1,494,534	$18,485,151
Issued as reinvestment of dividends	79,197	932,149	565	6,315
Redeemed	(420,018)	(4,609,850)	(101,954)	(1,259,777)
Net increase (decrease)	581,756	$6,813,669	1,393,145	$17,231,689
Discovery Value Fund Class L
Sold	219,961	$2,504,626	95,034	$1,222,284
Issued as reinvestment of dividends	4,483	53,012	1	10
Redeemed	(47,500)	(499,630)	(3,347)	(42,083)
Net increase (decrease)	176,944	$2,058,008	91,688	$1,180,211
Discovery Value Fund Class Y
Sold	75,674	$848,726	818,719	$10,340,890
Issued as reinvestment of dividends	37,557	444,776	1	10
Redeemed	(118,019)	(1,310,853)	(33,640)	(425,458)
Net increase (decrease)	(4,788)	$(17,351)	785,080	$9,915,442

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Discovery Value Fund Class S
Sold	1,354,093	$14,724,228	1,189,982	$14,408,249
Issued as reinvestment of dividends	50,597	599,034	8,501	95,211
Redeemed	(244,640)	(2,742,380)	(204,017)	(2,584,792)
Net increase (decrease)	1,160,050	$12,580,882	994,466	$11,918,668
Discovery Value Fund Class N
Sold	35,349	$392,243	62,736	$768,020
Issued as reinvestment of dividends	2,808	32,995	1	9
Redeemed	(8,554)	(95,912)	(4,503)	(56,439)
Net increase (decrease)	29,603	$329,326	58,234	$711,590
Small Capitalization Value Fund Class A
Sold	78,869	$747,668	155,233	$2,442,276
Issued as reinvestment of dividends	85,989	889,985	21,849	333,421
Redeemed	(102,767)	(1,033,491)	(179,442)	(2,818,233)
Net increase (decrease)	62,091	$604,162	(2,360)	$(42,536)
Small Capitalization Value Fund Class L
Sold	13	$139	553	$9,101
Issued as reinvestment of dividends	24	252	1,324	20,368
Redeemed	-	(2)	(16,197)	(268,055)
Net increase (decrease)	37	$389	(14,320)	$(238,586)
Small Capitalization Value Fund Class Y
Sold	20,631	$198,415	635,359	$10,571,020
Issued as reinvestment of dividends	42,735	450,843	11,011	169,577
Redeemed	(374,341)	(5,433,231)	(280,622)	(4,405,186)
Net increase (decrease)	(310,975)	$(4,783,973)	365,748	$6,335,411
Small Capitalization Value Fund Class S
Sold	128,716	$1,240,186	1,248,065	$19,911,705
Issued as reinvestment of dividends	2,111,541	22,295,843	617,163	9,516,653
Redeemed	(3,093,958)	(29,494,676)	(2,983,678)	(47,412,105)
Net increase (decrease)	(853,701)	$(5,958,647)	(1,118,450)	$(17,983,747)
Small Capitalization Value Fund Class N
Sold	8,577	$110,332	31,429	$500,130
Issued as reinvestment of dividends	3,873	39,546	8,389	127,007
Redeemed	(90,544)	(1,262,323)	(33,509)	(527,266)
Net increase (decrease)	(78,094)	$(1,112,445)	6,309	$99,871
Main Street Small Cap Fund Class A
Sold	237,398	$2,390,884	344,445	$3,839,656
Issued as reinvestment of dividends	9,412	97,549	-	-
Redeemed	(70,047)	(684,856)	(56,203)	(626,052)
Net increase (decrease)	176,763	$1,803,577	288,242	$3,213,604
Main Street Small Cap Fund Class L
Sold	2,581,191	$25,265,779	5,021,717	$54,914,993
Issued as reinvestment of dividends	115,657	1,202,855	-	-
Redeemed	(985,595)	(9,531,045)	(709,036)	(8,016,650)
Net increase (decrease)	1,711,253	$16,937,589	4,312,681	$46,898,343
Main Street Small Cap Fund Class Y
Sold	1,264	$12,214	9	$128
Issued as reinvestment of dividends	-	3	-	-
Redeemed	-	-	(10,000)	(107,900)
Net increase (decrease)	1,264	$12,217	(9,991)	$(107,772)
Main Street Small Cap Fund Class S
Sold	3,439,286	$33,908,838	6,255,588	$68,826,194
Issued as reinvestment of dividends	162,744	1,691,269	6,731	72,421
Redeemed	(767,938)	(7,834,702)	(1,249,902)	(13,628,801)
Net increase (decrease)	2,834,092	$27,765,405	5,012,417	$55,269,814

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Main Street Small Cap Fund Class N
Sold	153	$1,533	2,932	$33,084
Issued as reinvestment of dividends	56	586	-	-
Redeemed	(8)	(81)	(10,077)	(108,552)
Net increase (decrease)	201	$2,038	(7,145)	$(75,468)
Small Company Opportunities Fund Class A
Sold	302,372	$2,653,521	3,218,581	$41,688,596
Issued as reinvestment of dividends	2,931,488	27,903,762	5,811,417	68,632,836
Redeemed	(2,877,509)	(26,674,069)	(9,974,777)	(133,875,876)
Net increase (decrease)	356,351	$3,883,214	(944,779)	$(23,554,444)
Small Company Opportunities Fund Class L
Sold	53,866	$478,075	747,472	$10,231,558
Issued as reinvestment of dividends	152,896	1,474,685	1,832,282	21,822,478
Redeemed	(189,530)	(1,773,401)	(6,266,957)	(79,218,877)
Net increase (decrease)	17,232	$179,359	(3,687,203)	$(47,164,841)
Small Company Opportunities Fund Class Y
Sold	21,660	$211,148	91,219	$1,187,975
Issued as reinvestment of dividends	121,705	1,177,842	184,015	2,198,973
Redeemed	(467,922)	(4,434,177)	(119,259)	(1,519,192)
Net increase (decrease)	(324,557)	$(3,045,187)	155,975	$1,867,756
Small Company Opportunities Fund Class S
Sold	325,692	$2,873,673	2,276,086	$30,038,261
Issued as reinvestment of dividends	3,972,027	38,665,943	7,013,301	84,089,474
Redeemed	(2,661,451)	(25,018,946)	(11,261,352)	(164,799,383)
Net increase (decrease)	1,636,268	$16,520,670	(1,971,965)	$(50,671,648)
Small Company Opportunities Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	16	153	24	268
Redeemed	-	-	-	-
Net increase (decrease)	16	$153	24	$268
Global Fund Class A
Sold	811,776	$9,427,380	1,797,956	$23,659,654
Issued as reinvestment of dividends	257,382	3,261,419	99,029	1,248,756
Redeemed	(685,809)	(7,797,844)	(967,009)	(12,709,786)
Net increase (decrease)	383,349	$4,890,955	929,976	$12,198,624
Global Fund Class L
Sold	390,773	$4,628,316	4,258,512	$55,942,752
Issued as reinvestment of dividends	1,528,188	19,514,935	839,456	10,652,705
Redeemed	(2,710,325)	(32,909,366)	(7,235,352)	(95,238,718)
Net increase (decrease)	(791,364)	$(8,766,115)	(2,137,384)	$(28,643,261)
Global Fund Class Y
Sold	55,055	$667,498	801,581	$10,500,858
Issued as reinvestment of dividends	55,505	706,854	41,018	518,881
Redeemed	(390,875)	(4,553,286)	(485,390)	(6,210,140)
Net increase (decrease)	(280,315)	$(3,178,934)	357,209	$4,809,599
Global Fund Class S
Sold	375,077	$4,441,977	5,301,616	$69,827,380
Issued as reinvestment of dividends	2,234,191	28,599,551	1,296,278	16,475,690
Redeemed	(4,326,359)	(51,059,261)	(11,978,466)	(157,662,799)
Net increase (decrease)	(1,717,091)	$(18,017,733)	(5,380,572)	$(71,359,729)
Global Fund Class N
Sold	20,511	$253,245	31,053	$409,691
Issued as reinvestment of dividends	2,945	37,473	1,349	17,102
Redeemed	(13,684)	(185,373)	(17,974)	(241,748)
Net increase (decrease)	9,772	$105,345	14,428	$185,045

Notes to Financial Statements (Continued)

	Six months ended April 30, 2008		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
International Equity Fund Class A
Sold	416,347	$6,958,074	2,594,659	$42,811,214
Issued as reinvestment of dividends	94,964	1,588,756	52,677	825,977
Redeemed	(1,263,329)	(20,531,207)	(3,153,895)	(52,056,081)
Net increase (decrease)	(752,018)	$(11,984,377)	(506,559)	$(8,418,890)
International Equity Fund Class L
Sold	751,102	$12,162,234	1,876,491	$31,760,910
Issued as reinvestment of dividends	115,135	1,942,331	56,014	886,145
Redeemed	(1,255,067)	(20,881,388)	(4,184,051)	(68,721,015)
Net increase (decrease)	(388,830)	$(6,776,823)	(2,251,546)	$(36,073,960)
International Equity Fund Class Y
Sold	190,878	$3,277,057	1,232,164	$20,889,889
Issued as reinvestment of dividends	80,077	1,359,714	57,573	915,987
Redeemed	(1,631,535)	(28,535,278)	(1,995,559)	(34,081,380)
Net increase (decrease)	(1,360,580)	$(23,898,507)	(705,822)	$(12,275,504)
International Equity Fund Class S
Sold	3,696,546	$63,376,548	17,166,353	$285,482,957
Issued as reinvestment of dividends	1,182,834	20,108,176	707,599	11,279,127
Redeemed	(6,709,714)	(111,216,401)	(19,631,249)	(327,458,291)
Net increase (decrease)	(1,830,334)	$(27,731,677)	(1,757,297)	$(30,696,207)
International Equity Fund Class N
Sold	-	$-	- **	$1
Issued as reinvestment of dividends	2	41	2	16
Redeemed	-	-	-	-
Net increase (decrease)	2	$41	2	$17
Focused International Fund Class A
Sold	1,558,995	$22,942,370	2,164,727	$31,444,440
Issued as reinvestment of dividends	87,194	1,361,950	2,675	41,210
Redeemed	(577,376)	(8,117,922)	(336,915)	(4,993,976)
Net increase (decrease)	1,068,813	$16,186,398	1,830,487	$26,491,674
Focused International Fund Class L
Sold	206,274	$3,077,409	497,923	$7,099,617
Issued as reinvestment of dividends	37,509	587,272	6,341	84,019
Redeemed	(84,258)	(1,182,889)	(260,531)	(3,638,363)
Net increase (decrease)	159,525	$2,481,792	243,733	$3,545,273
Focused International Fund Class Y
Sold	179,209	$2,599,498	32,577	$467,428
Issued as reinvestment of dividends	1,234	19,321	80	1,059
Redeemed	(105,869)	(1,492,622)	(4,335)	(58,856)
Net increase (decrease)	74,574	$1,126,197	28,322	$409,631
Focused International Fund Class S
Sold	1,937,471	$28,331,793	1,452,772	$20,138,862
Issued as reinvestment of dividends	42,635	667,451	1,292	17,141
Redeemed	(536,722)	(7,548,886)	(428,867)	(5,911,840)
Net increase (decrease)	1,443,384	$21,450,358	1,025,197	$14,244,163
Focused International Fund Class N
Sold	16,641	$229,131	38,040	$536,281
Issued as reinvestment of dividends	1,371	21,352	25	335
Redeemed	(2,160)	(31,349)	(783)	(12,404)
Net increase (decrease)	15,852	$219,134	37,282	$524,212

*  Fund commenced operations on December 20, 2007.

**  Amount rounds to less than 1 share.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives

Notes to Financial Statements (Continued)

all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2008 were waived for any redemptions or exchanges subject to such a charge.

6.  Federal Income Tax Information
   At April 30, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$433,629,931	$5,125,418	$(8,744,187)	$(3,618,769)
Inflation-Protected Bond Fund	304,621,863	12,977,281	(777,648)	12,199,633
Core Bond Fund	1,688,870,731	17,547,428	(34,811,011)	(17,263,583)
Diversified Bond Fund	516,168,223	4,663,415	(10,643,354)	(5,979,939)
Strategic Income Fund	433,289,445	13,110,182	(9,219,247)	3,890,935
High Yield Fund	184,900,962	2,286,327	(7,093,393)	(4,807,066)
International Bond Fund	37,298,018	942,223	(165,292)	776,931
Balanced Fund	183,214,785	6,341,279	(7,653,226)	(1,311,947)
Value Fund	379,957,476	40,928,084	(23,406,940)	17,521,144
Core Value Equity Fund	14,667,636	561,869	(795,043)	(233,174)
Enhanced Index Value Fund	498,193,745	23,959,058	(39,908,585)	(15,949,527)
Enhanced Index Core Equity Fund	27,155,313	1,000,895	(1,648,097)	(647,202)
Main Street Fund	282,820,014	24,020,756	(15,204,854)	8,815,902
Capital Appreciation Fund	965,652,658	194,359,857	(33,178,965)	161,180,892
Core Growth Fund	22,562,588	2,443,323	(1,016,354)	1,426,969
Enhanced Index Growth Fund	270,957,800	14,015,528	(14,322,652)	(307,124)
Discovery Value Fund	70,818,829	3,141,523	(5,658,192)	(2,516,669)
Small Capitalization Value Fund	58,541,909	6,047,945	(13,539,179)	(7,491,234)
Main Street Small Cap Fund	151,658,031	9,703,610	(13,528,000)	(3,824,390)
Small Company Opportunities Fund	299,676,612	26,456,873	(33,977,439)	(7,520,566)
Global Fund	529,143,530	131,744,325	(42,495,306)	89,249,019
International Equity Fund	781,566,277	349,264,548	(62,495,284)	286,769,264
Focused International Fund	106,468,156	12,140,258	(2,096,809)	10,043,449

Note: The aggregate cost for investments for the Money Market Fund as of April 30, 2008, is the same for financial reporting and federal income tax purposes.

At October 31, 2007, the following Funds had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015
Short-Duration Bond Fund	$-	$-	$-	$-	$257,360	$6,180,324	$-
Inflation-Protected Bond Fund	-	-	-	-	-	715,787	5,031,637
Core Bond Fund	-	-	-	-	-	14,530,268	-
Enhanced Index Core Equity Fund	-	-	906,976	-	-	-	-
Core Growth Fund	4,807,653	26,380,390	9,485,389	-	-	-	-
International Equity Fund	-	-	23,627,923	-	-	-	-

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The Funds distinguish between distributions on a tax basis and financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Continued)

The tax character of distributions paid during the year ended October 31, 2007 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$36,745,093	$-	$-
Short-Duration Bond Fund	22,474,283	-	-
Inflation-Protected Bond Fund	11,667,114	-	-
Core Bond Fund	74,836,348	-	-
Diversified Bond Fund	20,034,227	-	-
Strategic Income Fund	9,754,792	-	-
High Yield Fund	9,129,735	72,463	-
Balanced Fund	5,688,242	-	-
Value Fund	21,275,259	8,038,140	-
Enhanced Index Value Fund	17,147,848	13,173,427	1,130,997
Enhanced Index Core Equity Fund	483,733	-	-
Main Street Fund	11,415,491	9,920,605	-
Enhanced Index Growth Fund	322,504	-	-
Discovery Value Fund	1,132,542	4,500	-
Small Capitalization Value Fund	-	10,177,059	-
Main Street Small Cap Fund	73,321	100	-
Small Company Opportunities Fund	-	176,804,877	-
Global Fund	13,383,098	15,534,577	-
International Equity Fund	13,909,321	-	-
Focused International Fund	195,750	-	-

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$-	$-	$(18,231)	$-
Short-Duration Bond Fund	20,827,310	(6,437,684)	(776,984)	(2,566,547)
Inflation-Protected Bond Fund	14,070,063	(5,747,424)	(664)	(3,381,837)
Core Bond Fund	63,852,817	-	(17,406,665)	(2,566,698)
Diversified Bond Fund	20,392,419	-	(925,458)	(798,191)
Strategic Income Fund	20,697,241	2,290,794	721,292	9,653,486
High Yield Fund	11,820,916	504,867	-	(1,796,541)
Balanced Fund	4,873,315	2,587,982	(172,252)	7,785,269
Value Fund	21,432,676	34,634,617	(33,450)	39,637,639
Enhanced Index Value Fund	-	-	-	14,699,173
Enhanced Index Core Equity Fund	529,942	(906,976)	-	4,164,760
Main Street Fund	19,835,061	29,046,259	-	32,774,833
Capital Appreciation Fund	116,479	26,713,651	-	271,406,265
Core Growth Fund	-	(40,673,432)	-	12,474,859
Enhanced Index Growth Fund	8,666,275	3,109,341	-	26,102,749
Discovery Value Fund	2,231,121	370,527	-	2,752,152
Small Capitalization Value Fund	3,273,088	20,407,792	-	6,419,872
Main Street Small Cap Fund	2,860,013	47,118	-	3,902,875
Small Company Opportunities Fund	56,854,183	12,024,584	(15,383)	23,284,427
Global Fund	8,469,531	43,046,268	-	203,269,565
International Equity Fund	25,003,244	(23,627,923)	(24,896)	488,083,121
Focused International Fund	1,546,458	1,145,611	-	15,969,885

Notes to Financial Statements (Continued)

Pursuant to Section 852 of the Internal Revenue Code, the following Funds have designated capital gain dividends for the year ended October 31, 2007:

Long Term Capital Dividend
High Yield Fund	$72,463
Value Fund	8,038,140
Enhanced Index Value Fund	13,173,427
Main Street Fund	9,920,605
Discovery Value Fund	4,500
Small Capitalization Value Fund	10,177,059
Main Street Small Cap Fund	100
Small Company Opportunities Fund	176,804,877
Global Fund	15,534,577

During the period ended April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") with the impact of such adoption being recognized on April 29, 2008 in accordance with guidance provided by the Securities and Exchange Commission. The adoption of FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Funds as there was no liability required for the recognition of unrecognized tax benefits during the period, nor were there any such liabilities to be recorded to the beginning net asset value of the Funds.

To the extent required, the Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended April 30, 2008, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal, state and foreign tax authorities for returns filed after 2005, 2006 and 2007, respectively.

7.  Indemnifications
   Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.  New Accounting Pronouncements
   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 determines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

9.  Proxy Voting
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Continued)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

10.  Quarterly Reporting
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.  Legal Proceedings
   On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

12.  Trustees' Approval
of Investment
Advisory
Contracts  At a meeting held in November 2007, the Board of Trustees of the Trust (the "Board"), including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreements for the Core Value Equity Fund and the International Bond Fund, and the Sub-Advisory Agreements with Babson Capital, OFI Institutional and AllianceBernstein for the Core Value Equity Fund and with Baring for the International Bond Fund, subject to approval by the shareholders of each Fund of the respective Advisory and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the

Notes to Financial Statements (Continued)

Advisory and Sub-Advisory Agreements (the "Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the Advisory Agreements, the Board considered the Materials and information discussed with representatives of MassMutual ("Management") at the Meeting relating to MassMutual and the nature, scope and quality of services MassMutual would provide to the Funds. The Board noted the fact that MassMutual would delegate substantially all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to the Funds' assets, to the relevant Sub-Advisers. The Board examined MassMutual's ability to provide investment oversight, administrative and shareholder services to each Fund. The Board also considered the experience and qualifications of the personnel of MassMutual that would be performing, or overseeing the performance of, the services to be provided to each Fund and the needs of each Fund for administrative and shareholder services.

The Board considered a number of factors it believed would be relevant to the interests of the shareholders of the Funds. Such factors included: (i) the ability of MassMutual to monitor the operations and performance of each Fund's Sub-Adviser(s); (ii) the financial condition, stability and business strategy of MassMutual; (iii) the ability of MassMutual with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds; (iv) the profitability of MassMutual; (v) possible economies of scale; and (vi) any conditions affecting MassMutual's future provision of high quality services to the Funds.

In approving the Sub-Advisory Agreements, the Board considered a wide range of information about, among other things: (i) each Sub-Adviser and its personnel with responsibility for providing services to the Funds; (ii) the terms of the Sub-Advisory Agreements; (iii) the scope and quality of services to be provided to the Funds under the Sub-Advisory Agreements; (iv) the fees payable to each Sub-Adviser by MassMutual; and (v) each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to each Sub-Adviser.

Based on the foregoing, the Board determined that (i) the resources to be devoted by MassMutual were appropriate to effectively fulfill its duties under the Advisory Agreements for the Funds; (ii) the anticipated scope and quality of the services to be provided by MassMutual were satisfactory to merit approval of the Advisory Agreements for the Funds; (iii) MassMutual's projected levels of profitability from its relationship to the Funds were not excessive and the advisory fees payable under the Advisory Agreements and the Fund's total expenses were fair and reasonable; (iv) the investment processes, research capabilities and philosophies of each Sub-Adviser would be well suited to each Fund given its investment objectives and policies; and (v) the terms of the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.

Prior to the votes being taken to approve the Advisory and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Board, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Advisory Agreements and Sub-Advisory Agreements became effective December 20, 2007.

Notes to Financial Statements (Continued)

At meetings in April and May, 2008, the Board, including the Independent Trustees, approved Amended Advisory Agreements for the Core Bond Fund and International Equity Fund and re-approved, as applicable, the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, High Yield Fund, Balanced Fund, Value Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Enhanced Index Growth Fund, Discovery Value Fund, Small Capitalization Value Fund, Main Street Small Cap Fund, Small Company Opportunities Fund, Global Fund, International Equity Fund and Focused International Fund. The Advisory Agreements for the Core Bond Fund and the International Equity Fund were amended to include a fee breakpoint when each Fund's assets reached a certain level. In preparation for the meeting, the Trustees requested, and MassMutual and Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meeting (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the sub-advisers.

The Trustees considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, the Trustees noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, Management responded to Trustee questions and provided additional information concerning each Fund.

With respect to the International Equity Fund, Main Street Small Cap Fund, High Yield Fund, Capital Appreciation Fund, Main Street Fund, Diversified Bond Fund, Short-Duration Bond Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Discovery Value Fund and Focused International Fund, the Trustees considered, in addition to the other factors noted above, the fact that each Fund had total net expenses that ranked in the 3rd quintile or better of their respective expense group and/or expense universes and had performance for the three-year period that ranked in the 3rd quintile or better in their respective performance universes.

Notes to Financial Statements (Continued)

The Trustees took into consideration that the Small Company Opportunities Fund, Small Capitalization Value Fund, Value Fund and Core Growth Fund had total net expenses that ranked in the 3rd quintile or better in their respective expense groups and/or expense universes and a performance ranking that had improved over the past two years, in most cases following a portfolio manager change.

With respect to the Core Bond Fund, Money Market Fund and Enhanced Index Growth Fund, the Trustees took into consideration the fact that each Fund had near median total net expenses and performance that was near median or better or in line with expectations based on the Fund's investment strategy.

The Trustees' consideration of the Inflation-Protected Bond Fund included the fact that, while the Fund ranked in the 5th quintile for expenses relative to its expense universe, there was already a 10 basis point fee waiver in place for certain share classes. They considered the fact that the Fund's performance ranked in the 3rd quintile of its performance universe for the three-year period and had performed in line with its benchmark index, gross of fees. In considering the Global Fund, the Trustees noted the fact that the Fund ranked in the 2nd quintile of its expense group and expense universe. Although the Fund's performance ranked in the 4th quintile of its performance universe for the three-year period, it had ranked in the 3rd and 2nd quintiles for the previous two years. The Trustees' consideration of the Strategic Income Fund included the fact that, while the Fund ranked in the 4th quintile of its expense group and expense universe, it had strong performance, ranking in the 1st quintile of its performance universe for the one-, two-, and three-year periods.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis for those Funds without breakpoints of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements." It was noted that the Funds do not have breakpoints as the advisory fee is established at the time of a Fund's introduction based upon a mature fund projection.

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Independent Trustees did not identify any single matter as all-important or controlling. As a result of their discussions, the Trustees requested that the expenses of the International Equity Fund and the Money Market Fund be reduced by means of a fee reduction, and MassMutual agreed to implement the requested reduction.

The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of the Funds and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and the total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute

Notes to Financial Statements (Continued)

performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

13.  Subsequent Events
   Amended Management Agreements with MassMutual for the Core Bond Fund and the International Equity Fund became effective on June 1, 2008. An Amended Sub-Advisory Agreement with OFI Institutional for the International Equity Fund also became effective on June 1, 2008.

Pursuant to the Amended Management Agreement, MassMutual will receive fees equal to an annual rate of 0.48% on the first $1.5 billion and 0.43% on any excess over $1.5 billion of the average daily net assets of the Core Bond Fund.

Pursuant to the Amended Management Agreement, MassMutual will receive fees equal to an annual rate of 0.85% on the first $1.25 billion and 0.80% on any excess over $1.25 billion of the average daily net assets of the International Equity Fund.

Pursuant to the Amended Sub-Advisory Agreement, OFI Institutional will receive fees equal to an annual rate of 0.50% on the first $250 million, 0.475% on the next $250 million, 0.425% on the next $500 million, 0.40% on the next $500 million and 0.375% on any excess over $1.5 billion of the average daily net assets of the International Equity Fund.

Effective June 1, 2008, MassMutual has agreed to voluntarily waive, through March 1, 2009, 0.22% of the administration fees for Classes A and N of the Money Market Fund.

Other Information (Unaudited)

Fund Expenses April 30, 2008

Expense Examples:	The following information is in regards to expenses for the six months ended April 30, 2008:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six months ended April 30, 2008.

Actual Expenses:	The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:	The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class A	$1,000	0.77%	$1,014.80	$3.86	$1,021.00	$3.87
Class L	1,000	0.52%	1,016.10	2.61	1,022.30	2.61
Class Y	1,000	0.55%	1,015.90	2.76	1,022.10	2.77
Class S	1,000	0.45%	1,016.40	2.26	1,022.60	2.26
Short-Duration Bond Fund
Class A	1,000	0.92%	1,020.40	4.62	1,020.30	4.62
Class L	1,000	0.67%	1,022.20	3.37	1,021.50	3.37
Class Y	1,000	0.59%	1,022.60	2.97	1,021.90	2.97
Class S	1,000	0.54%	1,022.00	2.71	1,022.20	2.72
Class N	1,000	1.22%	1,018.70	6.12	1,018.80	6.12

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected Bond Fund
Class A	$1,000	0.94%	$1,063.60	$4.82	$1,020.20	$4.72
Class L	1,000	0.79%	1,064.40	4.05	1,020.90	3.97
Class Y	1,000	0.64%	1,064.70	3.29	1,021.70	3.22
Class S	1,000	0.54%	1,065.60	2.77	1,022.20	2.72
Class N	1,000	1.24%	1,062.40	6.36	1,018.70	6.22
Core Bond Fund
Class A	1,000	0.96%	1,025.40	4.83	1,020.10	4.82
Class L	1,000	0.71%	1,026.90	3.58	1,021.30	3.57
Class Y	1,000	0.64%	1,027.50	3.23	1,021.70	3.22
Class S	1,000	0.59%	1,027.90	2.97	1,021.90	2.97
Class N	1,000	1.28%	1,024.20	6.44	1,018.50	6.42
Diversified Bond Fund
Class A	1,000	0.99%	1,016.60	4.96	1,019.90	4.97
Class L	1,000	0.75%	1,018.40	3.76	1,021.10	3.77
Class Y	1,000	0.74%	1,017.70	3.71	1,021.20	3.72
Class S	1,000	0.69%	1,011.00	3.45	1,021.40	3.47
Class N	1,000	1.29%	1,015.50	6.46	1,018.40	6.47
Strategic Income Fund
Class A	1,000	1.16%	1,034.50	5.87	1,019.10	5.82
Class L	1,000	0.89%	1,034.80	4.50	1,020.40	4.47
Class Y	1,000	0.76%	1,035.90	3.85	1,021.10	3.82
Class S	1,000	0.71%	1,036.60	3.60	1,021.30	3.57
Class N	1,000	1.38%	1,032.60	6.97	1,018.00	6.92
High Yield Fund
Class A	1,000	1.14%	969.80	5.58	1,019.20	5.72
Class L	1,000	0.89%	971.90	4.36	1,020.40	4.47
Class Y	1,000	0.74%	972.20	3.63	1,021.20	3.72
Class S	1,000	0.69%	972.00	3.38	1,021.40	3.47
Class N	1,000	1.44%	969.20	7.05	1,017.70	7.22
International Bond Fund**
Class A	1,000	1.20%	1,071.00	4.52	1,018.90	6.02
Class L	1,000	0.95%	1,072.00	3.58	1,020.14	4.77
Class Y	1,000	0.80%	1,072.00	3.01	1,020.89	4.02
Class S	1,000	0.75%	1,073.00	2.82	1,021.13	3.77
Class N	1,000	1.50%	1,070.00	5.64	1,017.40	7.52
Balanced Fund
Class A	1,000	1.16%	941.60	5.60	1,019.10	5.82
Class L	1,000	0.91%	942.90	4.40	1,020.30	4.57
Class Y	1,000	0.76%	943.60	3.67	1,021.10	3.82
Class S	1,000	0.60%	944.20	2.90	1,021.90	3.02
Class N	1,000	1.47%	940.00	7.09	1,017.60	7.37

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Value Fund
Class A	$1,000	1.10%	$900.00	$5.20	$1,019.40	$5.52
Class L	1,000	0.81%	901.40	3.83	1,020.80	4.07
Class Y	1,000	0.70%	902.00	3.31	1,021.40	3.52
Class S	1,000	0.60%	902.50	2.84	1,021.90	3.02
Class N	1,000	1.41%	898.80	6.66	1,017.70	7.07
Core Value Equity Fund**
Class A	1,000	1.10%	965.00	3.93	1,019.39	5.52
Class L	1,000	0.82%	966.00	2.93	1,020.79	4.12
Class Y	1,000	0.70%	966.00	2.50	1,021.38	3.52
Class S	1,000	0.60%	966.00	2.14	1,021.88	3.02
Class N	1,000	1.40%	964.00	5.00	1,017.90	7.02
Enhanced Index Value Fund
Class A	1,000	1.09%	898.70	5.15	1,019.40	5.47
Class L	1,000	0.84%	899.80	3.97	1,020.70	4.22
Class Y	1,000	0.69%	900.50	3.26	1,021.40	3.47
Class S	1,000	0.59%	901.40	2.79	1,021.90	2.97
Class N	1,000	1.40%	897.60	6.61	1,017.90	7.02
Enhanced Index Core Equity Fund
Class A	1,000	1.09%	880.80	5.10	1,019.40	5.47
Class L	1,000	0.84%	881.20	3.93	1,020.70	4.22
Class Y	1,000	0.69%	881.40	3.23	1,021.40	3.47
Class S	1,000	0.59%	882.00	2.76	1,021.90	2.97
Class N	1,000	1.40%	878.40	6.54	1,017.90	7.02
Main Street Fund
Class A	1,000	1.16%	878.30	5.42	1,019.10	5.82
Class L	1,000	0.91%	879.20	4.25	1,020.30	4.57
Class Y	1,000	0.76%	879.90	3.55	1,021.10	3.82
Class S	1,000	0.71%	880.00	3.32	1,021.30	3.57
Class N	1,000	1.46%	877.20	6.81	1,017.60	7.32
Capital Appreciation Fund
Class A	1,000	1.09%	906.00	5.17	1,019.40	5.47
Class L	1,000	0.97%	906.80	4.60	1,020.00	4.87
Class Y	1,000	0.82%	907.00	3.89	1,020.80	4.12
Class S	1,000	0.71%	907.80	3.37	1,021.30	3.57
Class N	1,000	1.46%	905.00	6.92	1,017.60	7.32
Core Growth Fund
Class A	1,000	1.20%	895.20	5.65	1,018.90	6.02
Class L	1,000	0.95%	896.80	4.48	1,020.10	4.77
Class Y	1,000	0.80%	897.00	3.77	1,020.90	4.02
Class S	1,000	0.75%	898.10	3.54	1,021.10	3.77
Class N	1,000	1.50%	893.80	7.06	1,017.40	7.52

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Enhanced Index Growth Fund
Class A	$1,000	1.06%	$900.90	$5.01	$1,019.60	$5.32
Class L	1,000	0.82%	901.50	3.88	1,020.80	4.12
Class Y	1,000	0.67%	902.50	3.17	1,021.50	3.37
Class S	1,000	0.62%	902.00	2.93	1,021.80	3.12
Class N	1,000	1.36%	899.10	6.42	1,018.10	6.82
Discovery Value Fund
Class A	1,000	1.40%	882.90	6.55	1,017.90	7.02
Class L	1,000	1.15%	884.70	5.39	1,019.10	5.77
Class Y	1,000	1.00%	885.10	4.69	1,019.90	5.02
Class S	1,000	0.93%	885.40	4.36	1,020.20	4.67
Class N	1,000	1.70%	881.90	7.95	1,016.40	8.52
Small Capitalization Value Fund
Class A	1,000	1.31%	820.50	5.93	1,018.30	6.57
Class L	1,000	1.06%	822.10	4.80	1,020.40	5.32
Class Y	1,000	0.91%	822.50	4.12	1,020.30	4.57
Class S	1,000	0.86%	822.30	3.90	1,020.60	4.32
Class N	1,000	1.61%	819.10	7.28	1,016.90	8.07
Main Street Small Cap Fund
Class A	1,000	1.14%	862.90	5.28	1,019.20	5.72
Class L	1,000	0.89%	864.30	4.13	1,020.40	4.47
Class Y	1,000	0.79%	864.40	3.66	1,024.90	3.98
Class S	1,000	0.69%	865.20	3.20	1,021.40	3.47
Class N	1,000	1.49%	861.60	6.90	1,017.50	7.47
Small Company Opportunities Fund
Class A	1,000	1.14%	863.60	5.28	1,019.20	5.72
Class L	1,000	0.89%	864.90	4.13	1,020.40	4.47
Class Y	1,000	0.79%	865.30	3.66	1,020.90	3.97
Class S	1,000	0.69%	865.80	3.20	1,021.40	3.47
Class N	1,000	1.49%	862.00	6.90	1,017.50	7.47
Global Fund
Class A	1,000	1.43%	885.30	6.70	1,017.90	7.17
Class L	1,000	1.14%	886.80	5.35	1,018.90	5.72
Class Y	1,000	1.03%	887.10	4.83	1,016.70	5.16
Class S	1,000	0.89%	887.50	4.18	1,020.10	4.47
Class N	1,000	1.52%	884.60	7.12	1,018.00	7.63
International Equity Fund
Class A	1,000	1.50%	872.10	6.98	1,017.40	7.52
Class L	1,000	1.25%	872.70	5.82	1,018.60	6.27
Class Y	1,000	1.10%	873.70	5.12	1,019.40	5.52
Class S	1,000	1.07%	873.50	4.98	1,019.50	5.37
Class N	1,000	1.80%	870.50	8.37	1,015.90	9.02

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Focused International Fund
Class A	$1,000	1.58%	$884.60	$7.40	$1,017.00	$7.92
Class L	1,000	1.33%	885.30	6.23	1,018.20	6.67
Class Y	1,000	1.18%	886.10	5.53	1,019.00	5.92
Class S	1,000	1.15%	885.80	5.39	1,019.10	5.77
Class N	1,000	1.88%	882.70	8.80	1,015.50	9.42

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2008, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**  Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on December 20, 2007, through April 30, 2008, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2008, multiplied by the number of days in the six month period and divided by the number of days in the year.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 27, 2008

Securities offered through registered representatives of MML Investors Services, Inc., member FINRA and SIPC (www.finra.org and www.sipc.org), 1295 State Street, Springfield, MA 01111.

© 2008 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.

L4544 608
C:05477-03

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	6/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	6/23/08

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	6/23/08